UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.3%

CASINOS & GAMING - 0.7%
700,000	*	Penn National Gaming, Inc	$13,181,000
		TOTAL CASINOS & GAMING	13,181,000

DATA PROCESSING & OUTSOURCED SERVICES - 0.7%
575,000	*	GDS Holdings Ltd (ADR)	13,276,750
		TOTAL DATA PROCESSING & OUTSOURCED SERVICES	13,276,750

DIVERSIFIED REITS - 1.1%
1,000,000		Colony Capital, Inc	4,680,000
225,000		iShares Dow Jones US Real Estate Index Fund	16,861,500
		TOTAL DIVERSIFIED REITS	21,541,500

HEALTH CARE REITS - 6.8%
1,400,000		HCP, Inc	39,102,000
575,000		Healthcare Trust of America, Inc	14,553,250
600,000		Ventas, Inc	35,154,000
650,000		Welltower, Inc	45,116,500
		TOTAL HEALTH CARE REITS	133,925,750

HOMEBUILDING - 0.8%
1,450,000	*	TRI Pointe Homes, Inc	15,848,500
		TOTAL HOMEBUILDING	15,848,500

HOTEL & RESORT REITS - 3.5%
2,000,000		Host Marriott Corp	33,340,000
400,000		Pebblebrook Hotel Trust	11,324,000
1,900,000		Sunstone Hotel Investors, Inc	24,719,000
		TOTAL HOTEL & RESORT REITS	69,383,000

INDUSTRIAL REITS - 10.1%
170,000		EastGroup Properties, Inc	15,594,100
1,575,000		Prologis, Inc	92,484,000
2,350,000		Rexford Industrial Realty, Inc	69,254,500
650,000		Terreno Realty Corp	22,860,500
		TOTAL INDUSTRIAL REITS	200,193,100

IT CONSULTING & OTHER SERVICES - 0.4%
161,401	*	InterXion Holding NV	8,741,478
		TOTAL IT CONSULTING & OTHER SERVICES	8,741,478

MORTGAGE REITS - 1.3%
1,325,000		Starwood Property Trust, Inc	26,115,750
		TOTAL MORTGAGE REITS	26,115,750
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
OFFICE REITS - 11.2%
460,000		Alexandria Real Estate Equities, Inc	$53,010,400
700,000		Boston Properties, Inc	78,785,000
800,000		Hudson Pacific Properties	23,248,000
730,000		JBG SMITH Properties	25,411,300
460,000		Kilroy Realty Corp	28,924,800
160,000		SL Green Realty Corp	12,652,800
		TOTAL OFFICE REITS	222,032,300

REAL ESTATE OPERATING COMPANIES - 0.3%
450,000		Essential Properties Realty Trust, Inc	6,228,000
		TOTAL REAL ESTATE OPERATING COMPANIES	6,228,000

REAL ESTATE SERVICES - 1.3%
350,000		Vanguard REIT ETF	26,099,500
		TOTAL REAL ESTATE SERVICES	26,099,500

RESIDENTIAL REITS - 19.8%
2,000,000		American Homes 4 Rent	39,700,000
460,000		AvalonBay Communities, Inc	80,063,000
400,000		Camden Property Trust	35,220,000
600,000		Equity Lifestyle Properties, Inc	58,278,000
400,000		Equity Residential	26,404,000
260,000		Essex Property Trust, Inc	63,754,600
1,100,000		Invitation Homes, Inc	22,088,000
650,000		Sun Communities, Inc	66,111,500
		TOTAL RESIDENTIAL REITS	391,619,100

RETAIL REITS - 14.4%
350,000		Agree Realty Corp	20,692,000
350,000		Federal Realty Investment Trust	41,314,000
210,000		Realty Income Corp	13,238,400
875,000		Regency Centers Corp	51,345,000
575,000		Retail Opportunities Investment Corp	9,131,000
855,000		Simon Property Group, Inc	143,631,450
110,000		Taubman Centers, Inc	5,003,900
		TOTAL RETAIL REITS	284,355,750

SPECIALIZED REITS - 25.9%
635,000		American Tower Corp	100,450,650
725,000		Crown Castle International Corp	78,756,750
450,000		CyrusOne, Inc	23,796,000
350,000		Digital Realty Trust, Inc	37,292,500
180,000		Equinix, Inc	63,460,800
350,000		Extra Space Storage, Inc	31,668,000
725,000		Four Corners Property Trust, Inc	18,995,000
425,000		Gaming and Leisure Properties, Inc	13,731,750
562,065		National Storage Affiliates Trust	14,872,240
175,000		Public Storage, Inc	35,421,750
675,000		QTS Realty Trust, Inc	25,008,750
220,000	*	SBA Communications Corp	35,615,800
1,575,000		Weyerhaeuser Co	34,429,500
		TOTAL SPECIALIZED REITS	513,499,490

		TOTAL COMMON STOCKS	1,946,040,968
		(Cost $1,607,952,419)
2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.2%
$4,110,000	Federal Home Loan Bank (FHLB)	2.150%	01/02/19	$4,110,000
	TOTAL GOVERNMENT AGENCY DEBT			4,110,000

TREASURY DEBT - 1.2%
22,700,000	United States Treasury Bill	2.276	01/08/19	22,691,376
	TOTAL TREASURY DEBT			22,691,376

	TOTAL SHORT-TERM INVESTMENTS			26,801,376
	(Cost $26,799,713)

	TOTAL INVESTMENTS - 99.7%			1,972,842,344
	(Cost $1,634,752,132)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			5,958,702
	NET ASSETS - 100.0%			$1,978,801,046

Abbreviation(s):
ADR	American Depository Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.6%

AUTOMOBILES & COMPONENTS - 0.0%
$195,352	i	CH Hold Corp	LIBOR 1 M + 3.000%	5.522%	02/01/24	$192,747
1,989,924	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.272	04/01/24	1,886,070
		TOTAL AUTOMOBILES & COMPONENTS				2,078,817

CAPITAL GOODS - 0.1%
1,841,272	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.470	01/15/25	1,766,093
1,887,328	i	Milacron LLC	LIBOR 1 M + 2.500%	5.022	09/28/23	1,764,651
488,819	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.022	06/09/23	460,101
		TOTAL CAPITAL GOODS				3,990,845

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,392,929	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.272	06/28/24	1,345,918
124,114	i	Gopher Sub, Inc	LIBOR 1 M + 3.000%	5.522	02/03/25	117,288
992,331	i	KAR Auction Services, Inc	LIBOR 3 M + 2.500%	5.313	03/09/23	963,802
2,887,621	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.686	11/14/22	2,749,015
497,487	i	West Corp	LIBOR 3 M + 4.000%	6.527	10/10/24	455,514
2,000,000	i	XPO Logistics, Inc	LIBOR 3 M + 2.000%	4.509	02/24/25	1,905,560
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				7,537,097

CONSUMER DURABLES & APPAREL - 0.1%
2,885,500	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.272	04/25/25	2,750,603
		TOTAL CONSUMER DURABLES & APPAREL				2,750,603

CONSUMER SERVICES - 0.3%
2,492,594	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.772	02/16/24	2,370,033
2,613,577	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.272	07/28/22	2,473,751
1,000,000	i	Allied Universal Holdco LLC	Prime 3 M + 3.250%	8.500	07/28/22	952,500
91,157	i	Boyd Gaming Corp	LIBOR 1 W + 2.250%	4.666	09/15/23	87,624
1,293,905	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.553	02/21/25	1,239,730
1,392,982	i	Las Vegas Sands LLC	LIBOR 1 M + 1.750%	4.272	03/27/25	1,327,011
992,443	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.272	05/02/22	943,813
99,250	i	Sarbacane Bidco, Inc	LIBOR 1 M + 3.000%	5.522	01/29/25	95,404
1,989,975	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.245	08/14/24	1,862,756
2,122,968	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	6.022	06/19/24	2,082,271
		TOTAL CONSUMER SERVICES				13,434,893

ENERGY - 0.0%
235,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.897	12/31/21	229,713
500,000	i	Ultra Resources, Inc	LIBOR 3 M + 4.000%	5.469	04/12/24	444,375
		TOTAL ENERGY				674,088
4

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.0%
$74,860	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.691%	06/22/23	$70,930
125,274	i	Albertson’s LLC	LIBOR 1 M + 3.000%	5.522	11/17/25	118,540
506,469	i	YUM! Brands	LIBOR 1 M + 1.750%	4.220	04/03/25	493,494
		TOTAL FOOD & STAPLES RETAILING				682,964

FOOD, BEVERAGE & TOBACCO - 0.0%
496,177	i	Hostess Brands LLC	LIBOR 1 and 3 M + 2.250%	4.777	08/03/22	471,368
714,273	i	Post Holdings, Inc	LIBOR 1 M + 2.000%	4.510	05/24/24	686,895
		TOTAL FOOD, BEVERAGE & TOBACCO				1,158,263

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,000,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.272	10/10/25	2,788,920
2,508,645	i	Gentiva Health Services, Inc	LIBOR 1 M + 3.750%	6.313	07/02/25	2,427,114
269,374	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.390	10/27/22	261,924
35,217	i	Heartland Dental LLC		3.750	04/30/25	33,677
684,913	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	6.272	04/30/25	620,523
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				6,132,158

INSURANCE - 0.1%
1,393,000	i	Acrisure LLC	LIBOR 1 M + 3.750%	6.272	11/22/23	1,312,903
2,985,000	i	Asurion LLC	LIBOR 1 M + 3.000%	5.522	11/03/24	2,849,750
98,990	i	NFP Corp	LIBOR 1 M + 3.000%	5.522	01/05/24	93,422
		TOTAL INSURANCE				4,256,075

MATERIALS - 0.2%
925,403	i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.387	10/03/22	902,268
134,997	i	Crown Americas LLC	LIBOR 1 M + 2.000%	4.479	04/03/25	134,112
648,375	i	Flex Acquisition Co Inc	LIBOR 1 M + 3.250%	5.599	06/30/25	612,390
1,387,019	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.470	10/21/24	1,301,717
1,775,000	h,i	Messer Industries USA, Inc	LIBOR 3 M + 2.500%	2.500	10/01/25	1,680,339
994,962	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	5.030	10/15/24	950,686
979,977	i	Plaze, Inc	LIBOR 1 and 3 M + 3.500%	6.022	07/29/22	972,628
240,385	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	5.272	11/15/23	228,517
1,300,000	i	Starfruit US Holdco LLC	LIBOR 1 M + 3.250%	5.750	10/01/25	1,241,500
488,622	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	473,265
1,127,590	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	1,092,150
767,318	i	Univar USA, Inc	LIBOR 1 M + 2.250%	4.772	07/01/24	732,405
		TOTAL MATERIALS				10,321,977

MEDIA & ENTERTAINMENT - 0.1%
245,625	i	AMC Entertainment Holdings, Inc	LIBOR 1 M + 2.250%	4.705	12/15/23	235,432
1,144,192	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 3.750%	6.553	07/08/22	1,063,526
1,616,544	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.772	03/24/25	1,552,900
1,396,456	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.387	10/04/23	1,352,817
1,491,823	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.272	03/15/24	1,346,997
		TOTAL MEDIA & ENTERTAINMENT				5,551,672
5

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$617,188	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.022%	09/26/24	$552,383
2,500,000	i	Horizon Pharma, Inc	LIBOR 1 M + 3.000%	5.563	03/29/24	2,379,175
918,063	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 3.000%	5.618	02/24/25	844,948
68,912	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.803	03/07/24	66,724
2,808,307	i	Valeant Pharmaceuticals International, Inc	LIBOR 1 M + 3.000%	5.379	06/02/25	2,676,485
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,519,715

REAL ESTATE - 0.1%
2,493,750	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.772	08/21/25	2,381,531
2,487,212	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.522	03/23/25	2,376,183
		TOTAL REAL ESTATE				4,757,714

RETAILING - 0.0%
483,944	i	Academy Ltd	LIBOR 1 M + 4.000%	6.510	07/01/22	320,008
322,825	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.530	02/13/25	310,451
944,664	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.520	03/11/22	743,923
994,975	i	Staples, Inc	LIBOR 3 M + 4.000%	6.541	09/12/24	951,863
		TOTAL RETAILING				2,326,245

SOFTWARE & SERVICES - 0.1%
645,961	i	First Data Corp	LIBOR 1 M + 2.000%	4.504	07/08/22	619,315
1,139,915	i	First Data Corp	LIBOR 1 M + 2.000%	4.504	04/26/24	1,086,339
477,719	i	Leidos, Inc	LIBOR 1 M + 1.750%	4.315	08/22/25	469,560
1,217,829	i	NeuStar, Inc	LIBOR 1 M + 3.500%	6.022	08/08/24	1,167,593
		TOTAL SOFTWARE & SERVICES				3,342,807

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
3,385,170	i	Dell International LLC	LIBOR 1 M + 2.000%	4.530	09/07/23	3,246,954
254,521	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.710	07/05/23	244,977
997,500	i	Plantronics, Inc	LIBOR 1 M + 2.500%	5.022	07/02/25	957,849
244,364	i	Western Digital Corp	LIBOR 1 M + 1.750%	4.256	04/29/23	232,554
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,682,334

TELECOMMUNICATION SERVICES - 0.0%
1,392,893	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.780	01/22/23	1,336,481
		TOTAL TELECOMMUNICATION SERVICES				1,336,481

TRANSPORTATION - 0.1%
1,484,848	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.455	12/14/23	1,408,750
477,827	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.522	07/29/22	460,209
2,009,330	i	Kenan Advantage Group, Inc	LIBOR 1 M + 3.000%	5.522	08/01/22	1,935,246
1,492,462	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.022	08/22/24	1,405,318
1,691,392	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.522	03/11/24	1,585,680
		TOTAL TRANSPORTATION				6,795,203

UTILITIES - 0.0%
1,000,000	h,i	Calpine Corp	LIBOR 3 M + 2.500%	5.310	01/15/24	948,280
798,000	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.522	08/04/23	767,628
745,004	i	Vistra Operations Co LLC	LIBOR 1 M + 2.000%	4.345	12/31/25	715,308
		TOTAL UTILITIES				2,431,216

		TOTAL BANK LOAN OBLIGATIONS				90,761,167
		(Cost $95,438,886)
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 96.4%

CORPORATE BONDS - 33.5%

AUTOMOBILES & COMPONENTS - 0.3%
$1,125,000		Aptiv plc	3.150%	11/19/20	$1,116,568
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	431,438
1,325,000	g	Gates Global LLC	6.000	07/15/22	1,298,500
3,550,000		General Motors Co	4.200	10/01/27	3,201,462
1,700,000		General Motors Co	6.600	04/01/36	1,656,353
825,000		General Motors Co	6.250	10/02/43	774,138
2,050,000		General Motors Co	5.200	04/01/45	1,701,960
475,000		General Motors Co	6.750	04/01/46	460,329
2,600,000	g	Hyundai Capital America	2.550	04/03/20	2,566,795
2,000,000	g	Hyundai Capital America	2.750	09/27/26	1,747,838
1,750,000		Magna International, Inc	3.625	06/15/24	1,757,462
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,748,438
		TOTAL AUTOMOBILES & COMPONENTS			18,461,281

BANKS - 7.1%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,669,386
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,688,680
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,516,890
2,000,000	g	Banco de Bogota S.A.	4.375	08/03/27	1,837,520
7,200,000	g	Banco del Estado de Chile	2.668	01/08/21	7,038,000
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,908,020
2,000,000		Banco Santander S.A.	3.125	02/23/23	1,890,783
1,200,000		Banco Santander S.A.	3.800	02/23/28	1,067,994
9,475,000		Bank of America Corp	2.151	11/09/20	9,303,201
25,000,000		Bank of America Corp	3.550	03/05/24	24,696,229
15,000,000		Bank of America Corp	3.864	07/23/24	14,963,339
2,450,000		Bank of America Corp	3.875	08/01/25	2,424,786
10,450,000		Bank of America Corp	3.248	10/21/27	9,663,611
3,075,000		Bank of America Corp	3.419	12/20/28	2,874,215
3,750,000		Bank of Montreal	3.803	12/15/32	3,472,500
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,355,456
2,100,000		Barclays plc	4.338	05/16/24	2,041,597
1,700,000		Barclays plc	3.650	03/16/25	1,570,899
8,000,000	g	BNG Bank NV	3.000	09/20/23	8,076,437
5,845,000		Capital One Bank USA NA	2.650	08/08/22	5,612,693
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,031,168
4,330,000		Capital One NA	2.350	01/31/20	4,274,616
10,000,000		Citigroup, Inc	4.044	06/01/24	10,038,252
10,975,000		Citigroup, Inc	3.200	10/21/26	10,135,409
2,200,000		Citigroup, Inc	4.300	11/20/26	2,116,657
6,800,000		Citigroup, Inc	3.668	07/24/28	6,427,436
5,000,000		Citigroup, Inc	4.650	07/23/48	4,893,425
2,225,000		Citizens Bank NA	2.650	05/26/22	2,161,564
2,050,000		Compass Bank	2.875	06/29/22	1,964,259
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950%	11/09/22	$373,757
2,700,000	g	Cooperatieve Rabobank UA	3.875	09/26/23	2,709,168
4,775,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,477,088
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,248,064
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,385,129
7,475,000	g	Credit Agricole S.A.	3.250	10/04/24	6,988,461
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,872,738
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,561,257
1,000,000		Discover Bank	3.200	08/09/21	989,570
5,400,000		Discover Bank	3.450	07/27/26	4,954,310
4,625,000		HSBC Holdings plc	2.650	01/05/22	4,486,651
2,050,000		HSBC Holdings plc	3.262	03/13/23	2,006,157
1,475,000		HSBC Holdings plc	3.033	11/22/23	1,427,594
1,250,000		HSBC Holdings plc	3.900	05/25/26	1,198,350
14,000,000		HSBC Holdings plc	4.292	09/12/26	13,825,500
2,300,000		HSBC Holdings plc	4.375	11/23/26	2,227,822
2,025,000		HSBC Holdings plc	4.041	03/13/28	1,938,466
4,100,000		Huntington National Bank	2.500	08/07/22	3,960,806
2,075,000	g	ING Groep NV	4.625	01/06/26	2,090,008
3,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	2,664,600
1,100,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	939,982
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,648,786
8,550,000		JPMorgan Chase & Co	2.295	08/15/21	8,341,396
3,425,000		JPMorgan Chase & Co	2.776	04/25/23	3,320,882
20,000,000		JPMorgan Chase & Co	3.797	07/23/24	20,034,856
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	4,946,795
3,975,000		JPMorgan Chase & Co	2.950	10/01/26	3,672,980
13,000,000		JPMorgan Chase & Co	4.203	07/23/29	12,968,395
1,825,000		JPMorgan Chase & Co	3.882	07/24/38	1,662,768
2,945,000		KeyBank NA	2.500	12/15/19	2,926,966
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	897,311
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,522,320
10,000,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	10,045,482
4,175,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	4,151,250
3,800,000		Mizuho Financial Group, Inc	3.922	09/11/24	3,839,934
4,150,000		PNC Bank NA	2.600	07/21/20	4,112,921
1,800,000		PNC Bank NA	2.450	11/05/20	1,777,591
1,750,000		PNC Bank NA	2.700	11/01/22	1,700,471
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,487,071
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,103,863
5,100,000		Royal Bank of Canada	3.700	10/05/23	5,120,122
5,000,000		Royal Bank of Scotland Group plc	3.498	05/15/23	4,807,861
3,125,000		Santander Holdings USA, Inc	3.400	01/18/23	3,002,928
1,525,000		Santander Holdings USA, Inc	4.400	07/13/27	1,443,766
900,000		Santander UK Group Holdings plc	3.571	01/10/23	861,421
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,547,922
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,686,284
8,150,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	7,946,335
10,000,000		SunTrust Bank	3.689	08/02/24	9,959,058
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,660,453
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,037,998
1,800,000		SunTrust Banks, Inc	4.050	11/03/25	1,831,236
8

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,350,000		Toronto-Dominion Bank		1.850%	09/11/20	$3,288,125
1,300,000		Toronto-Dominion Bank		3.625	09/15/31	1,228,435
2,500,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	2,136,350
2,300,000	g	Turkiye Is Bankasi		6.125	04/25/24	1,939,944
2,000,000	g	Turkiye Vakiflar Bankasi TAO		5.750	01/30/23	1,754,744
1,050,000	g	UBS AG.		2.450	12/01/20	1,030,819
950,000	g	UBS AG.		4.500	06/26/48	982,825
1,550,000		UnionBanCal Corp		3.500	06/18/22	1,553,625
9,100,000		Wells Fargo Bank NA		3.325	07/23/21	9,090,903
5,100,000		Westpac Banking Corp		4.322	11/23/31	4,817,933
2,400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	2,075,400
		TOTAL BANKS				393,007,025

CAPITAL GOODS - 0.9%
5,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	4,922,010
450,000	g	Anixter, Inc		6.000	12/01/25	446,625
675,000	g	Cleaver-Brooks, Inc		7.875	03/01/23	651,375
225,000	g	Cloud Crane LLC		10.125	08/01/24	231,188
3,000,000		General Electric Co		4.125	10/09/42	2,340,064
2,500,000		Illinois Tool Works, Inc		2.650	11/15/26	2,324,325
7,000,000		John Deere Capital Corp		3.650	10/12/23	7,072,807
1,675,000	g	Korea East-West Power Co Ltd		3.875	07/19/23	1,697,008
2,075,000		Lockheed Martin Corp		2.500	11/23/20	2,051,843
1,275,000		Lockheed Martin Corp		3.550	01/15/26	1,265,782
1,625,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	1,609,095
2,503,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	2,491,245
1,600,000		Mosaic Co		4.875	11/15/41	1,459,143
2,775,000		Rockwell Collins, Inc		3.500	03/15/27	2,606,285
2,500,000		Roper Technologies, Inc		3.800	12/15/26	2,438,949
790,000	g	Stena AB		7.000	02/01/24	718,900
950,000		Textron, Inc		3.875	03/01/25	926,411
250,000		Trimble, Inc		4.900	06/15/28	246,300
6,300,000		United Technologies Corp		4.125	11/16/28	6,255,687
4,850,000		United Technologies Corp		4.450	11/16/38	4,709,963
		TOTAL CAPITAL GOODS				46,465,005

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
250,000		ADT Corp		6.250	10/15/21	253,437
1,500,000		AECOM		5.125	03/15/27	1,282,500
2,247,902	g	British Airways		3.800	09/20/31	2,203,888
1,000,000	g	Herc Rentals, Inc		7.750	06/01/24	1,042,500
2,000,000	g,i	Nakama Re Ltd	LIBOR 6 M + 1.820%	4.429	10/13/21	1,964,400
3,400,000		Republic Services, Inc		3.550	06/01/22	3,414,012
2,225,000		Republic Services, Inc		2.900	07/01/26	2,099,782
100,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	97,000
1,150,000		United Rentals North America, Inc		5.500	07/15/25	1,083,875
1,000,000		United Rentals North America, Inc		5.875	09/15/26	942,500
1,800,000		Waste Management, Inc		2.900	09/15/22	1,770,776
3,025,000		Waste Management, Inc		3.150	11/15/27	2,889,791
500,000		Waste Management, Inc		3.900	03/01/35	485,772
550,000		Waste Management, Inc		4.100	03/01/45	531,660
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				20,061,893
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$2,000,000		Lennar Corp	4.500%	04/30/24	$1,890,000
650,000	g	LGI Homes, Inc	6.875	07/15/26	583,375
3,700,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,617,827
		TOTAL CONSUMER DURABLES & APPAREL			6,091,202

CONSUMER SERVICES - 0.7%
500,000		ADT Corp	4.125	06/15/23	457,500
25,500,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	24,103,616
200,000		Boyd Gaming Corp	6.375	04/01/26	193,500
540,000		Boyd Gaming Corp	6.000	08/15/26	504,900
4,000,000		George Washington University	3.545	09/15/46	3,619,125
540,000	g	International Game Technology plc	6.250	01/15/27	518,400
1,797,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,853,156
1,025,000	g	Sands China Ltd	5.125	08/08/25	1,015,377
1,400,000	g	Sands China Ltd	5.400	08/08/28	1,351,853
700,000	g	ServiceMaster Co LLC	5.125	11/15/24	661,500
600,000		Speedway Motorsports, Inc	5.125	02/01/23	588,000
1,600,000		Trustees of Dartmouth College	3.474	06/01/46	1,517,381
		TOTAL CONSUMER SERVICES			36,384,308

DIVERSIFIED FINANCIALS - 3.2%
1,720,000		AerCap Ireland Capital DAC	3.500	01/15/25	1,569,936
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	609,408
3,375,000		American Express Co	2.500	08/01/22	3,257,316
1,025,000		American Express Credit Corp	2.700	03/03/22	1,004,656
2,000,000		American Express Credit Corp	3.300	05/03/27	1,946,217
1,750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,705,219
800,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	764,000
580,000		Bank of New York Mellon Corp	5.450	05/15/19	585,322
1,775,000		Bank of New York Mellon Corp	3.500	04/28/23	1,780,220
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,504,847
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	418,600
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,472,404
3,075,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,981,902
775,000	g	BPCE S.A.	4.000	09/12/23	766,199
1,825,000	g	BPCE S.A.	4.625	07/11/24	1,794,439
600,000	g	BPCE S.A.	4.500	03/15/25	580,893
8,670,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	8,719,191
1,900,000	g	Comcel Trust	6.875	02/06/24	1,934,941
2,500,000	g	Credit Suisse Group AG.	2.997	12/14/23	2,378,837
2,475,000	g	Credit Suisse Group AG.	4.282	01/09/28	2,389,022
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,875,848
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,578,483
3,275,000		Deutsche Bank AG.	3.950	02/27/23	3,091,917
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	1,875,647
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,471,621
4,025,000		Ford Motor Credit Co LLC	3.815	11/02/27	3,397,853
10,313,000		GE Capital International Funding Co	2.342	11/15/20	9,952,258
5,500,000		GE Capital International Funding Co	3.373	11/15/25	4,887,975
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,175,000		GE Capital International Funding Co	4.418%	11/15/35	$988,536
232,000		General Electric Capital Corp	6.875	01/10/39	242,909
2,050,000		General Motors Financial Co, Inc	3.950	04/13/24	1,946,768
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,409,640
15,650,000		Goldman Sachs Group, Inc	3.691	06/05/28	14,552,730
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,671,409
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	572,123
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,000,000
900,000		Icahn Enterprises LP	6.250	02/01/22	888,750
6,675,000	g	ICICI Bank Ltd	3.800	12/14/27	6,029,040
1,900,000		International Lease Finance Corp	5.875	08/15/22	1,990,069
1,100,000		Jefferies Group LLC	4.150	01/23/30	943,892
350,000		Legg Mason, Inc	2.700	07/15/19	349,027
475,000		Legg Mason, Inc	3.950	07/15/24	468,142
2,400,000		Morgan Stanley	3.125	01/23/23	2,342,811
6,000,000		Morgan Stanley	3.737	04/24/24	5,954,167
5,475,000		Morgan Stanley	3.700	10/23/24	5,383,644
11,575,000		Morgan Stanley	3.125	07/27/26	10,683,539
2,000,000		National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	1,971,944
135,000		Navient Corp	6.625	07/26/21	130,275
1,525,000	g	Quicken Loans, Inc	5.250	01/15/28	1,349,625
7,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	6,699,931
2,075,000		TD Ameritrade Holding Corp	3.300	04/01/27	1,985,757
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,632,258
5,925,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	5,734,412
3,075,000		Unilever Capital Corp	2.900	05/05/27	2,920,161
11,475,000		Wells Fargo & Co	2.625	07/22/22	11,064,336
6,050,000		Wells Fargo & Co	3.000	04/22/26	5,640,472
1,900,000		Wells Fargo & Co	3.584	05/22/28	1,825,165
		TOTAL DIVERSIFIED FINANCIALS			175,666,703

ENERGY - 3.5%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,415,562
875,000		AmeriGas Partners LP	5.625	05/20/24	826,875
1,075,000		AmeriGas Partners LP	5.875	08/20/26	980,937
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,148,012
1,950,000		Anadarko Petroleum Corp	4.500	07/15/44	1,654,495
875,000		Andeavor Logistics LP	4.250	12/01/27	826,475
1,000,000		Andeavor Logistics LP	5.200	12/01/47	901,408
500,000	g	APT Pipelines Ltd	4.250	07/15/27	486,786
1,200,000		BP Capital Markets America, Inc	2.520	09/19/22	1,160,409
2,200,000		BP Capital Markets America, Inc	3.796	09/21/25	2,211,589
3,000,000		BP Capital Markets America, Inc	3.588	04/14/27	2,932,460
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,370,545
7,050,000		BP Capital Markets plc	3.279	09/19/27	6,714,166
74,000	†,g	California Resources Corp	8.000	12/15/22	50,135
58,000	†	California Resources Corp	6.000	11/15/24	35,380
275,000		Calumet Specialty Products Partners LP	6.500	04/15/21	229,625
2,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	1,615,000
2,050,000		Cenovus Energy, Inc	4.450	09/15/42	1,604,891
1,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	935,000
4,467,000		Cimarex Energy Co	3.900	05/15/27	4,147,379
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,200,000	g	Colonial Pipeline Co	4.250%	04/15/48	$2,112,476
4,175,000		Concho Resources, Inc	3.750	10/01/27	3,932,448
5,000,000		Continental Resources, Inc	4.375	01/15/28	4,706,502
1,125,000		Crestwood Midstream Partners LP	5.750	04/01/25	1,043,437
1,500,000	g	Denbury Resources, Inc	7.500	02/15/24	1,207,500
1,300,000		Devon Energy Corp	5.000	06/15/45	1,152,753
2,000,000		Ecopetrol S.A.	5.375	06/26/26	2,012,500
1,850,000		Ecopetrol S.A.	5.875	05/28/45	1,744,161
1,500,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	1,524,966
5,000,000		Enbridge, Inc	3.700	07/15/27	4,738,390
4,775,000		Energy Transfer Partners LP	4.750	01/15/26	4,643,123
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,232,214
5,000,000		Enterprise Products Operating LLC	4.150	10/16/28	4,977,911
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,264,859
472,000	†,g	EP Energy LLC	9.375	05/01/24	210,040
2,700,000		EQT Corp	3.900	10/01/27	2,328,926
1,400,000		Exterran Partners LP	6.000	04/01/21	1,344,000
1,425,000		Exterran Partners LP	6.000	10/01/22	1,339,500
50,000		Exxon Mobil Corp	2.397	03/06/22	49,067
1,100,000		Genesis Energy LP	6.500	10/01/25	968,000
2,125,000		Genesis Energy LP	6.250	05/15/26	1,822,188
1,450,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	1,402,875
1,100,000		HollyFrontier Corp	5.875	04/01/26	1,112,491
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,177,944
775,000		Kinder Morgan, Inc	9.000	02/01/19	778,343
8,275,000		Kinder Morgan, Inc	4.300	03/01/28	8,123,958
535,000		Kinder Morgan, Inc	5.300	12/01/34	525,285
1,250,000		Kinder Morgan, Inc	5.400	09/01/44	1,196,264
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,231,346
2,000,000		Marathon Oil Corp	4.400	07/15/27	1,901,443
3,500,000		MPLX LP	4.125	03/01/27	3,334,176
2,075,000		MPLX LP	4.000	03/15/28	1,945,945
2,175,000		MPLX LP	4.500	04/15/38	1,901,593
2,175,000		MPLX LP	4.700	04/15/48	1,887,027
125,000		Murphy Oil Corp	6.875	08/15/24	124,316
200,000		Murphy Oil USA, Inc	5.625	05/01/27	192,000
300,000		Noble Energy, Inc	3.900	11/15/24	290,581
8,000,000		Noble Energy, Inc	3.850	01/15/28	7,242,857
2,200,000		Noble Energy, Inc	5.050	11/15/44	1,897,260
500,000		Noble Energy, Inc	4.950	08/15/47	433,144
1,000,000	g	Oasis Petroleum, Inc	6.250	05/01/26	840,000
700,000		ONE Gas, Inc	3.610	02/01/24	702,009
800,000		ONEOK, Inc	4.000	07/13/27	763,432
2,175,000		ONEOK, Inc	4.550	07/15/28	2,155,181
2,000,000	g	Pertamina Persero PT	5.625	05/20/43	1,890,746
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,346,309
950,000	g	Petroamazonas EP	4.625	11/06/20	882,626
600,000		Petrobras Global Finance BV	5.299	01/27/25	573,000
1,167,000		Petrobras Global Finance BV	5.999	01/27/28	1,098,742
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,920,000
2,050,000		Petroleos Mexicanos	6.375	02/04/21	2,072,550
2,050,000		Petroleos Mexicanos	3.500	01/30/23	1,855,250
800,000		Petroleos Mexicanos	4.250	01/15/25	699,200
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,050,000		Petroleos Mexicanos	6.500%	03/13/27	$2,867,000
2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,832,250
6,000,000		Phillips 66	3.900	03/15/28	5,799,381
2,125,000		Phillips 66 Partners LP	3.550	10/01/26	1,987,199
5,000,000		Phillips 66 Partners LP	3.750	03/01/28	4,620,521
775,000		Phillips 66 Partners LP	4.680	02/15/45	698,791
950,000		Phillips 66 Partners LP	4.900	10/01/46	868,108
615,000		Pioneer Natural Resources Co	7.500	01/15/20	639,001
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,118,553
450,000		Range Resources Corp	5.750	06/01/21	435,375
450,000		Regency Energy Partners LP	4.500	11/01/23	450,146
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,283,778
3,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	2,990,878
1,325,000		Shell International Finance BV	3.250	05/11/25	1,307,084
1,750,000		Shell International Finance BV	4.000	05/10/46	1,692,355
1,125,000		SM Energy Co	6.625	01/15/27	1,001,250
1,000,000		Southwestern Energy Co	7.500	04/01/26	945,000
1,250,000		Spectra Energy Partners LP	3.500	03/15/25	1,193,781
1,700,000		Statoil ASA	2.450	01/17/23	1,651,662
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,811,905
450,000		Sunoco LP	4.875	01/15/23	438,750
125,000		Targa Resources Partners LP	5.125	02/01/25	117,188
475,000	g	Targa Resources Partners LP	5.875	04/15/26	461,938
90,000		Tesoro Logistics LP	6.375	05/01/24	92,925
550,000		Tesoro Logistics LP	5.250	01/15/25	560,039
5,800,000		TransCanada PipeLines Ltd	4.250	05/15/28	5,747,416
550,000	g	Transocean Guardian Ltd	5.875	01/15/24	526,625
650,000	g	Transocean Pontus Ltd	6.125	08/01/25	627,250
175,000	g	Transocean, Inc	7.500	01/15/26	153,563
3,000,000	g	Tullow Oil plc	7.000	03/01/25	2,782,500
1,260,000	g	USA Compression Partners LP	6.875	04/01/26	1,209,600
480,000		Vale Overseas Ltd	6.875	11/21/36	548,880
2,175,000		Valero Energy Partners LP	4.500	03/15/28	2,130,915
1,350,000		Western Gas Partners LP	3.950	06/01/25	1,272,419
1,050,000		Western Gas Partners LP	4.650	07/01/26	1,015,911
400,000		Whiting Petroleum Corp	6.625	01/15/26	343,000
850,000		Williams Partners LP	3.600	03/15/22	834,515
1,500,000		Williams Partners LP	3.750	06/15/27	1,422,159
625,000		Williams Partners LP	4.900	01/15/45	567,766
2,100,000	g	YPF S.A.	6.950	07/21/27	1,711,500
2,000,000	g	YPF S.A.	7.000	12/15/47	1,430,000
		TOTAL ENERGY			194,288,860

FOOD & STAPLES RETAILING - 1.4%
255,000		Albertsons Cos LLC	6.625	06/15/24	236,513
13,275,000		CVS Health Corp	3.700	03/09/23	13,132,135
5,425,000		CVS Health Corp	2.875	06/01/26	4,943,735
17,825,000		CVS Health Corp	4.300	03/25/28	17,454,018
7,250,000		CVS Health Corp	4.780	03/25/38	6,954,932
1,450,000		CVS Health Corp	5.050	03/25/48	1,412,158
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,580,000
1,750,000		Kroger Co	3.700	08/01/27	1,652,967
2,200,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,068,700
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,000,000		Walmart, Inc	3.400%	06/26/23	$15,153,643
11,550,000		Walmart, Inc	3.700	06/26/28	11,725,358
2,175,000		Walmart, Inc	3.950	06/28/38	2,157,437
		TOTAL FOOD & STAPLES RETAILING			78,471,596

FOOD, BEVERAGE & TOBACCO - 0.8%
1,636,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,608,033
1,575,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,533,519
2,425,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,176,959
4,100,000		BAT Capital Corp	3.557	08/15/27	3,641,819
1,300,000		Campbell Soup Co	4.150	03/15/28	1,210,997
2,700,000		ConAgra Brands, Inc	4.850	11/01/28	2,656,708
750,000		Constellation Brands, Inc	4.400	11/15/25	751,822
6,500,000		Constellation Brands, Inc	3.600	02/15/28	5,989,656
2,000,000		Diageo Capital plc	3.500	09/18/23	2,007,146
1,775,000		Diageo Capital plc	3.875	05/18/28	1,808,221
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,799,120
2,675,000	g	Heineken NV	3.500	01/29/28	2,581,059
1,150,000	g	Heineken NV	4.350	03/29/47	1,095,071
5,000,000		Kellogg Co	3.400	11/15/27	4,659,289
3,275,000		Mondelez International, Inc	4.125	05/07/28	3,269,978
1,100,000		PepsiCo, Inc	3.450	10/06/46	977,749
200,000		Philip Morris International, Inc	6.375	05/16/38	231,978
1,150,000		Tyson Foods, Inc	3.900	09/28/23	1,148,325
1,500,000		Tyson Foods, Inc	3.550	06/02/27	1,397,736
2,525,000		Tyson Foods, Inc	5.100	09/28/48	2,426,191
		TOTAL FOOD, BEVERAGE & TOBACCO			42,971,376

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,250,000		Anthem, Inc	3.650	12/01/27	4,062,945
5,350,000		Becton Dickinson and Co	3.700	06/06/27	5,057,769
2,100,000		Cardinal Health, Inc	3.410	06/15/27	1,909,059
500,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	466,250
750,000		Covidien International Finance S.A.	3.200	06/15/22	747,858
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,327,936
450,000	g	Enterprise Merger Sub, Inc	8.750	10/15/26	389,250
2,000,000		HCA, Inc	5.375	02/01/25	1,950,000
450,000	g	MEDNAX, Inc	6.250	01/15/27	434,250
1,300,000		Medtronic, Inc	4.625	03/15/45	1,364,832
450,000		Tenet Healthcare Corp	8.125	04/01/22	451,125
825,000		Tenet Healthcare Corp	4.625	07/15/24	767,250
450,000		Tenet Healthcare Corp	6.875	11/15/31	378,000
2,640,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	2,437,606
575,000		Thermo Fisher Scientific, Inc	3.200	08/15/27	534,693
750,000		Zimmer Biomet Holdings, Inc	3.700	03/19/23	741,952
1,470,000		Zimmer Holdings, Inc	3.550	04/01/25	1,397,770
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			24,418,545

INSURANCE - 1.2%
3,900,000		ACE INA Holdings, Inc	2.875	11/03/22	3,866,765
285,000		Aetna, Inc	6.625	06/15/36	334,576
14

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,700,000		Allstate Corp		3.280%	12/15/26	$1,666,997
2,400,000		Allstate Corp		5.750	08/15/53	2,340,000
975,000		American Financial Group, Inc		3.500	08/15/26	920,246
2,400,000		American International Group, Inc		3.900	04/01/26	2,312,210
4,725,000		American International Group, Inc		4.200	04/01/28	4,561,463
3,740,000		Aon plc		3.500	06/14/24	3,651,756
1,800,000		Children’s Hospital Medic		4.268	05/15/44	1,829,454
1,100,000		CNA Financial Corp		3.950	05/15/24	1,089,723
975,000		CNA Financial Corp		3.450	08/15/27	907,660
7,500,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.481	07/13/20	7,386,000
2,300,000	g	Five Corners Funding Trust		4.419	11/15/23	2,366,033
350,000		Hartford Financial Services Group, Inc		4.300	04/15/43	325,567
2,400,000		HCA, Inc		5.625	09/01/28	2,316,000
1,875,000		Humana, Inc		3.950	03/15/27	1,832,838
1,050,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	1,058,563
850,000		Lincoln National Corp		3.800	03/01/28	824,881
5,383,000		Markel Corp		3.500	11/01/27	5,082,684
1,400,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	1,378,946
1,775,000		MetLife, Inc		3.600	11/13/25	1,752,032
630,000		Prudential Financial, Inc		7.375	06/15/19	641,428
3,275,000		Prudential Financial, Inc		3.878	03/27/28	3,293,161
1,190,000	g	Prudential Funding LLC		6.750	09/15/23	1,326,534
3,675,000		Travelers Cos, Inc		4.000	05/30/47	3,532,740
1,525,000		UnitedHealth Group, Inc		2.950	10/15/27	1,441,591
1,375,000		UnitedHealth Group, Inc		3.750	10/15/47	1,260,247
6,250,000	g,i	Vitality Re IX Ltd		3.955	01/10/22	6,195,625
400,000	g	WellCare Health Plans, Inc		5.375	08/15/26	386,000
410,000		WR Berkley Corp		5.375	09/15/20	422,130
		TOTAL INSURANCE				66,303,850

MATERIALS - 1.1%
1,050,000		Albemarle Corp		5.450	12/01/44	1,050,895
100,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	101,500
100,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	102,000
930,000		ArcelorMittal		6.250	02/25/22	984,256
370,000		Bemis Co, Inc		3.100	09/15/26	337,497
1,750,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,666,613
1,025,000	g	CRH America Finance, Inc		3.400	05/09/27	941,507
1,325,000	g	CRH America Finance, Inc		3.950	04/04/28	1,261,478
1,800,000	g	Dow Chemical Co		4.550	11/30/25	1,832,002
1,325,000		Dow Chemical Co		4.375	11/15/42	1,164,194
6,400,000		DowDuPont, Inc		4.725	11/15/28	6,637,558
2,500,000		EI du Pont de Nemours & Co		2.200	05/01/20	2,482,101
150,000	g	FMG Resources Ltd		4.750	05/15/22	142,500
875,000	g	Glencore Funding LLC		4.000	03/27/27	797,533
1,975,000	g	Grupo Cementos de Chihuahua SAB de C.V.		5.250	06/23/24	1,883,676
2,000,000		International Paper Co		5.000	09/15/35	1,960,187
3,500,000		International Paper Co		5.150	05/15/46	3,290,073
3,800,000		International Paper Co		4.350	08/15/48	3,255,628
2,125,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,017,135
500,000	g	James Hardie International Finance DAC		4.750	01/15/25	455,000
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,633,500
950,000		Newmont Mining Corp		3.500	03/15/22	940,043
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		Newmont Mining Corp	4.875%	03/15/42	$1,136,850
2,000,000	g	Nova Chemicals Corp	4.875	06/01/24	1,805,000
1,725,000		Nutrien Ltd	3.375	03/15/25	1,621,336
1,440,000	g	OCI NV	6.625	04/15/23	1,413,438
2,000,000	g	OCP S.A.	4.500	10/22/25	1,914,866
2,000,000		Olin Corp	5.125	09/15/27	1,840,000
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	721,800
1,650,000	g	POSCO	4.000	08/01/23	1,664,287
3,600,000		Rio Tinto Finance USA Ltd	3.750	06/15/25	3,609,136
3,045,000		Rock Tenn Co	3.500	03/01/20	3,041,898
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,542,235
3,000,000	g	SABIC Capital II BV	4.500	10/10/28	2,983,185
1,075,000		SASOL Financing USA LLC	6.500	09/27/28	1,075,765
1,450,000		Sherwin-Williams Co	3.450	06/01/27	1,352,400
1,000,000	g	Tronox Finance plc	5.750	10/01/25	810,000
1,000,000	g	Tronox, Inc	6.500	04/15/26	830,000
800,000		Westlake Chemical Corp	3.600	08/15/26	733,882
		TOTAL MATERIALS			63,032,954

MEDIA & ENTERTAINMENT - 1.8%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,446,199
110,000		21st Century Fox America, Inc	7.625	11/30/28	142,864
85,000		21st Century Fox America, Inc	6.550	03/15/33	107,563
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,749,785
900,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	873,000
600,000		CBS Corp	2.900	06/01/23	571,823
1,100,000		CBS Corp	2.900	01/15/27	975,864
800,000		CBS Corp	3.375	02/15/28	725,807
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	930,000
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	995,000
1,275,000		Charter Communications Operating LLC	3.579	07/23/20	1,273,417
8,380,000		Charter Communications Operating LLC	4.464	07/23/22	8,460,098
9,425,000		Charter Communications Operating LLC	4.908	07/23/25	9,367,570
4,000,000		Charter Communications Operating LLC	5.375	05/01/47	3,629,099
7,700,000		Comcast Corp	3.700	04/15/24	7,746,461
5,100,000		Comcast Corp	3.950	10/15/25	5,162,708
10,300,000		Comcast Corp	2.350	01/15/27	9,218,327
4,525,000		Comcast Corp	3.200	07/15/36	3,896,880
1,000,000		Comcast Corp	3.900	03/01/38	926,782
10,000,000		Comcast Corp	4.700	10/15/48	10,174,831
2,000,000	g	CSC Holdings LLC	6.625	10/15/25	2,025,000
1,500,000	g	CSC Holdings LLC	7.500	04/01/28	1,496,250
1,250,000		Discovery Communications LLC	2.950	03/20/23	1,196,998
3,750,000		Discovery Communications LLC	3.950	03/20/28	3,479,204
1,000,000		DISH DBS Corp	7.750	07/01/26	827,500
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	612,375
125,000	g	EW Scripps Co	5.125	05/15/25	114,688
1,125,000	g	Gray Escrow, Inc	7.000	05/15/27	1,096,785
550,000	g	Gray Television, Inc	5.875	07/15/26	512,765
1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,010,848
960,000	g	Meredith Corp	6.875	02/01/26	938,400
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,475,000	g	NBC Universal Enterprise, Inc	1.974%	04/15/19	$1,470,309
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,153,458
125,000	g	Nielsen Finance LLC	5.000	04/15/22	119,375
500,000	g	Numericable Group S.A.	6.250	05/15/24	466,250
1,550,000		RELX Capital, Inc	3.500	03/16/23	1,537,623
90,000	g	Tegna, Inc	4.875	09/15/21	87,975
150,000	g	Tegna, Inc	5.500	09/15/24	145,313
250,000		Time Warner Cable, Inc	5.875	11/15/40	235,894
4,350,000		Time Warner, Inc	2.100	06/01/19	4,329,782
1,725,000		Time Warner, Inc	3.600	07/15/25	1,634,518
1,000,000		Time Warner, Inc	2.950	07/15/26	894,496
4,250,000		Time Warner, Inc	3.800	02/15/27	3,989,930
200,000		Viacom, Inc	5.850	09/01/43	195,702
125,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	123,205
		TOTAL MEDIA & ENTERTAINMENT			102,068,721

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
925,000		Abbott Laboratories	3.875	09/15/25	937,058
6,092,000		Abbott Laboratories	3.750	11/30/26	6,019,630
1,200,000		Abbott Laboratories	5.300	05/27/40	1,324,758
2,500,000		AbbVie, Inc	3.750	11/14/23	2,487,199
5,500,000		AbbVie, Inc	3.200	05/14/26	5,099,880
7,375,000		AbbVie, Inc	4.250	11/14/28	7,164,088
2,072,000		AbbVie, Inc	4.400	11/06/42	1,831,820
2,900,000		Actavis Funding SCS	3.800	03/15/25	2,832,258
3,000,000		Actavis Funding SCS	4.550	03/15/35	2,848,619
1,775,000		AstraZeneca plc	3.125	06/12/27	1,652,045
3,625,000		AstraZeneca plc	4.000	01/17/29	3,570,637
2,400,000	g	Bayer US Finance II LLC	4.375	12/15/28	2,292,828
1,650,000	g	Bayer US Finance II LLC	4.625	06/25/38	1,500,072
900,000		Celgene Corp	3.875	08/15/25	866,786
4,500,000		Celgene Corp	3.450	11/15/27	4,097,369
4,825,000		Gilead Sciences, Inc	2.950	03/01/27	4,494,504
635,000		Gilead Sciences, Inc	4.000	09/01/36	579,508
875,000		Gilead Sciences, Inc	4.150	03/01/47	807,140
6,550,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	6,660,287
2,700,000		Johnson & Johnson	2.900	01/15/28	2,589,391
1,250,000		Johnson & Johnson	3.400	01/15/38	1,164,913
1,075,000		Mylan NV	3.950	06/15/26	980,252
2,075,000	g	Mylan, Inc	4.550	04/15/28	1,935,076
3,050,000		Novartis Capital Corp	3.000	11/20/25	2,955,915
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	2,889,447
5,850,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,467,095
500,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	455,845
500,000	g	VRX Escrow Corp	5.875	05/15/23	462,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			74,966,920

REAL ESTATE - 1.4%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,248,186
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	436,878
17

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$675,000	Alexandria Real Estate Equities, Inc	3.950%	01/15/28	$652,336
1,450,000	American Tower Corp	3.000	06/15/23	1,394,993
600,000	American Tower Corp	3.375	10/15/26	558,484
1,200,000	American Tower Corp	3.600	01/15/28	1,121,868
3,000,000	Boston Properties LP	3.200	01/15/25	2,865,836
2,450,000	Boston Properties LP	4.500	12/01/28	2,506,526
1,975,000	Brandywine Operating Partnership LP	3.950	02/15/23	1,964,165
1,125,000	Brandywine Operating Partnership LP	4.100	10/01/24	1,112,737
900,000	Brandywine Operating Partnership LP	3.950	11/15/27	855,591
2,225,000	Brixmor Operating Partnership LP	3.850	02/01/25	2,151,597
1,340,000	Brixmor Operating Partnership LP	4.125	06/15/26	1,298,203
1,075,000	Brixmor Operating Partnership LP	3.900	03/15/27	1,018,125
630,000	Camden Property Trust	4.625	06/15/21	645,469
1,650,000	Camden Property Trust	2.950	12/15/22	1,614,060
2,000,000	Camden Property Trust	4.250	01/15/24	2,039,534
950,000	Camden Property Trust	4.100	10/15/28	962,381
980,000	Crown Castle International Corp	4.875	04/15/22	1,008,358
1,225,000	Crown Castle International Corp	3.700	06/15/26	1,169,180
400,000	Crown Castle International Corp	3.650	09/01/27	371,028
646,000	DDR Corp	3.625	02/01/25	617,092
1,000,000	DDR Corp	4.700	06/01/27	1,006,099
3,300,000	Digital Realty Trust LP	2.750	02/01/23	3,152,628
1,950,000	Digital Realty Trust LP	3.700	08/15/27	1,841,491
425,000	Duke Realty LP	3.250	06/30/26	404,424
1,075,000	Duke Realty LP	4.000	09/15/28	1,067,788
600,000	Equity One, Inc	3.750	11/15/22	599,014
850,000	Essex Portfolio LP	3.375	01/15/23	838,420
325,000	Healthcare Realty Trust, Inc	3.750	04/15/23	319,989
1,675,000	Healthcare Realty Trust, Inc	3.875	05/01/25	1,632,735
2,500,000	Healthcare Realty Trust, Inc	3.625	01/15/28	2,348,922
825,000	Healthcare Trust of America Holdings LP	3.375	07/15/21	820,780
675,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	664,582
4,125,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	3,879,119
600,000	Highwoods Realty LP	3.875	03/01/27	582,401
1,025,000	Highwoods Realty LP	4.125	03/15/28	1,003,475
1,875,000	Kilroy Realty LP	4.750	12/15/28	1,910,830
2,337,000	Kimco Realty Corp	3.300	02/01/25	2,228,398
400,000	Kimco Realty Corp	3.800	04/01/27	384,879
1,200,000	Mid-America Apartments LP	4.300	10/15/23	1,230,080
1,200,000	Mid-America Apartments LP	3.750	06/15/24	1,188,595
1,050,000	Mid-America Apartments LP	4.000	11/15/25	1,046,567
1,150,000	Mid-America Apartments LP	3.600	06/01/27	1,107,098
575,000	National Retail Properties, Inc	3.800	10/15/22	577,927
1,075,000	National Retail Properties, Inc	3.300	04/15/23	1,051,601
625,000	National Retail Properties, Inc	4.000	11/15/25	618,658
1,850,000	National Retail Properties, Inc	3.600	12/15/26	1,779,919
1,100,000	Regency Centers LP	3.900	11/01/25	1,083,464
1,950,000	Regency Centers LP	3.600	02/01/27	1,865,119
2,175,000	Ventas Realty LP	4.000	03/01/28	2,109,182
400,000	Weingarten Realty Investors	3.375	10/15/22	394,368
1,876,000	Weingarten Realty Investors	3.500	04/15/23	1,843,878
475,000	Weingarten Realty Investors	4.450	01/15/24	483,292
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,025,000		Weingarten Realty Investors	3.850%	06/01/25	$999,117
700,000		Weingarten Realty Investors	3.250	08/15/26	648,169
1,050,000		Welltower, Inc	4.000	06/01/25	1,036,723
1,000,000	g	WeWork Cos, Inc	7.875	05/01/25	887,500
		TOTAL REAL ESTATE			76,249,858

RETAILING - 0.5%
675,000		Asbury Automotive Group, Inc	6.000	12/15/24	646,313
1,667,000		AutoNation, Inc	5.500	02/01/20	1,703,145
1,100,000		AutoNation, Inc	3.800	11/15/27	981,201
3,200,000		AutoZone, Inc	2.500	04/15/21	3,129,064
2,175,000		Home Depot, Inc	2.000	04/01/21	2,131,952
2,175,000		Home Depot, Inc	3.350	09/15/25	2,148,358
1,275,000		Home Depot, Inc	3.000	04/01/26	1,233,191
3,750,000		Home Depot, Inc	4.500	12/06/48	3,881,851
1,625,000		Home Depot, Inc	3.500	09/15/56	1,368,684
351,000		Men’s Wearhouse, Inc	7.000	07/01/22	352,755
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,073,409
715,000		Penske Automotive Group, Inc	5.500	05/15/26	664,950
200,000	†,g	PetSmart, Inc	7.125	03/15/23	116,500
500,000	g	PetSmart, Inc	5.875	06/01/25	361,250
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,229,460
450,000	g	Rolls-Royce plc	3.625	10/14/25	431,423
1,600,000	g	Staples, Inc	8.500	09/15/25	1,443,520
2,900,000		Target Corp	3.625	04/15/46	2,542,975
		TOTAL RETAILING			26,440,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,600,000		Intel Corp	2.875	05/11/24	5,462,847
1,500,000		Intel Corp	2.600	05/19/26	1,405,122
1,150,000		Intel Corp	3.734	12/08/47	1,064,390
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,062,918
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,099,253
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,094,530

SOFTWARE & SERVICES - 1.0%
2,325,000		Activision Blizzard, Inc	2.300	09/15/21	2,264,204
2,675,000		Activision Blizzard, Inc	3.400	09/15/26	2,513,884
2,000,000		Baidu, Inc	2.875	07/06/22	1,944,512
1,275,000		Baidu, Inc	4.375	05/14/24	1,288,194
850,000	g	Banff Merger Sub, Inc	9.750	09/01/26	777,750
1,395,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,401,091
2,000,000		Fidelity National Information Services, Inc	3.000	08/15/26	1,840,896
850,000		IHS Markit Ltd	4.125	08/01/23	841,330
1,450,000		IHS Markit Ltd	4.750	08/01/28	1,415,606
19,000,000		Microsoft Corp	2.400	08/08/26	17,780,288
1,200,000		Microsoft Corp	4.100	02/06/37	1,233,716
1,860,000		Microsoft Corp	3.700	08/08/46	1,790,592
325,000		NCR Corp	5.875	12/15/21	316,875
3,075,000		Oracle Corp	2.500	05/15/22	3,009,824
8,775,000		Oracle Corp	2.650	07/15/26	8,136,613
1,625,000		Oracle Corp	3.800	11/15/37	1,521,408
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,075,000		Oracle Corp	4.000%	11/15/47	$1,933,764
725,000	g	Refinitiv US Holdings	8.250	11/15/26	662,469
875,000		salesforce.com, Inc	3.700	04/11/28	880,149
1,900,000		Total System Services, Inc	4.450	06/01/28	1,865,661
		TOTAL SOFTWARE & SERVICES			53,418,826

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
2,275,000		Amphenol Corp	3.125	09/15/21	2,254,508
8,575,000		Apple, Inc	2.450	08/04/26	7,929,512
11,850,000		Apple, Inc	3.200	05/11/27	11,442,672
1,100,000		Apple, Inc	4.650	02/23/46	1,169,711
2,550,000		Broadcom Corp	3.875	01/15/27	2,289,122
500,000		Broadcom Corp	3.500	01/15/28	433,458
10,000,000		Cisco Systems, Inc	1.850	09/20/21	9,723,160
725,000	g	CommScope, Inc	5.500	06/15/24	663,375
500,000	g	CommScope, Inc	6.000	06/15/25	455,000
675,000		Corning, Inc	4.375	11/15/57	564,849
3,375,000	g	Dell International LLC	4.420	06/15/21	3,371,530
3,550,000	g	Dell International LLC	6.020	06/15/26	3,567,665
1,100,000		L3 Technologies, Inc	3.850	06/15/23	1,101,644
1,075,000	g	Millicom International Cellular S.A.	5.125	01/15/28	956,750
1,025,000		Motorola Solutions, Inc	4.600	02/23/28	1,002,809
2,250,000	g	NXP BV	4.875	03/01/24	2,259,877
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,002,605
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	510,635
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			52,698,882

TELECOMMUNICATION SERVICES - 1.4%
13,025,000		AT&T, Inc	3.400	05/15/25	12,243,694
8,425,000		AT&T, Inc	4.300	02/15/30	7,966,906
2,300,000		AT&T, Inc	4.500	05/15/35	2,066,985
6,000,000		AT&T, Inc	4.900	08/15/37	5,600,208
2,075,000		AT&T, Inc	5.150	11/15/46	1,930,697
1,175,000		AT&T, Inc	4.500	03/09/48	1,013,058
450,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	432,563
2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,835,000
2,500,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,398,573
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	822,196
2,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,946,130
500,000		France Telecom S.A.	5.375	01/13/42	528,335
2,000,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	1,950,118
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,287,805
4,175,000		Telefonica Emisiones SAU	4.103	03/08/27	4,025,703
425,000		T-Mobile USA, Inc	6.375	03/01/25	430,296
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,977,213
1,550,000		Verizon Communications, Inc	3.376	02/15/25	1,503,805
9,886,000		Verizon Communications, Inc	4.329	09/21/28	9,932,749
11,097,000		Verizon Communications, Inc	4.272	01/15/36	10,396,489
875,000		Verizon Communications, Inc	4.125	08/15/46	773,059
6,150,000		Vodafone Group plc	4.375	05/30/28	5,969,473
		TOTAL TELECOMMUNICATION SERVICES			78,031,055
20

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 0.7%
$700,000		CSX Corp	3.800%	03/01/28	$687,190
3,825,000		CSX Corp	4.250	03/15/29	3,886,008
3,275,000		CSX Corp	3.800	11/01/46	2,888,582
1,800,000		CSX Corp	4.300	03/01/48	1,716,247
3,475,000		Delta Air Lines, Inc	3.625	03/15/22	3,400,448
2,200,000		Delta Air Lines, Inc	3.800	04/19/23	2,164,679
2,025,000	g	DP World Ltd	5.625	09/25/48	1,903,496
700,000		FedEx Corp	4.100	02/01/45	604,143
3,050,000		FedEx Corp	4.050	02/15/48	2,558,416
6,000,000		Kansas City Southern	2.350	05/15/20	5,909,202
1,243,000	g	Mexico City Airport Trust	4.250	10/31/26	1,107,824
1,055,000		Norfolk Southern Corp	4.150	02/28/48	985,830
5,775,000		Northrop Grumman Corp	3.250	01/15/28	5,399,448
1,075,000		Northrop Grumman Corp	4.030	10/15/47	979,138
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,601,818
2,200,000		Union Pacific Corp	3.950	09/10/28	2,198,374
2,175,000		Union Pacific Corp	4.500	09/10/48	2,147,729
		TOTAL TRANSPORTATION			41,138,572

UTILITIES - 3.1%
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	966,726
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	956,193
2,075,000		AGL Capital Corp	3.875	11/15/25	2,049,083
1,250,000		AGL Capital Corp	4.400	06/01/43	1,187,583
725,000		Alabama Power Co	4.150	08/15/44	710,274
4,600,000		Ameren Corp	3.650	02/15/26	4,519,618
1,650,000		American Water Capital Corp	3.000	12/01/26	1,563,667
1,400,000		American Water Capital Corp	4.000	12/01/46	1,320,534
2,275,000		American Water Capital Corp	3.750	09/01/47	2,047,239
775,000		Atmos Energy Corp	8.500	03/15/19	783,481
375,000		Atmos Energy Corp	4.125	10/15/44	362,243
3,000,000		Avangrid, Inc	3.150	12/01/24	2,895,280
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,882,629
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	4,711,719
1,075,000		Black Hills Corp	4.250	11/30/23	1,084,410
850,000		Black Hills Corp	3.150	01/15/27	796,162
1,625,000	g	Calpine Corp	5.250	06/01/26	1,482,813
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,516,011
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	162,191
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	746,438
350,000	g	Clearway Energy Operating LLC	5.750	10/15/25	334,250
1,125,000		CMS Energy Corp	3.600	11/15/25	1,106,502
395,000		Commonwealth Edison Co	5.900	03/15/36	466,178
415,000		Connecticut Light & Power Co	5.500	02/01/19	415,642
3,000,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	3,049,759
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,164,129
1,550,000		Dominion Resources, Inc	2.000	08/15/21	1,489,279
2,325,000		DTE Electric Co	3.750	08/15/47	2,166,031
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	265,001
3,050,000		Duke Energy Corp	1.800	09/01/21	2,919,198
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$7,575,000		Duke Energy Corp	2.650%	09/01/26	$6,899,973
3,125,000		Duke Energy Corp	3.750	09/01/46	2,705,618
3,833,894		Duke Energy Florida Project Finance LLC	1.196	03/01/20	3,791,877
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,877,216
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	665,474
3,000,000		Enel Chile S.A.	4.875	06/12/28	2,992,500
4,994,000		Entergy Corp	4.000	07/15/22	5,037,614
3,075,000		Entergy Corp	2.950	09/01/26	2,838,425
4,600,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	4,334,345
2,675,000	g	Eskom Holdings SOC Ltd	6.350	08/10/28	2,577,611
2,500,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	2,352,760
2,975,000		Exelon Generation Co LLC	3.400	03/15/22	2,927,989
4,650,000		Fortis, Inc	3.055	10/04/26	4,247,190
1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,051,026
2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,852,520
555,000		Integrys Energy Group, Inc	4.170	11/01/20	562,575
5,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	4,760,235
195,000	g	Kansas Gas & Electric	6.700	06/15/19	197,874
2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,224,385
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,044,789
1,700,000	g	Listrindo Capital BV	4.950	09/14/26	1,507,050
2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,005,070
1,675,000	g	Minejesa Capital BV	4.625	08/10/30	1,495,150
2,800,000	g	Minejesa Capital BV	5.625	08/10/37	2,452,601
4,100,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	3,914,582
3,075,000		NiSource Finance Corp	3.490	05/15/27	2,935,944
900,000		NRG Energy, Inc	6.250	05/01/24	913,500
1,250,000		NRG Energy, Inc	5.750	01/15/28	1,200,000
2,000,000		NSTAR Electric Co	3.200	05/15/27	1,950,593
2,175,000		Ohio Power Co	4.150	04/01/48	2,149,456
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,445,684
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	199,382
1,675,000		Pacific Gas & Electric Co	3.750	08/15/42	1,244,109
1,150,000		Pacific Gas & Electric Co	4.600	06/15/43	925,380
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	2,139,373
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,802,216
135,000		Potomac Electric Power Co	7.900	12/15/38	183,696
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,922,177
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,001,769
565,000		Progress Energy, Inc	7.050	03/15/19	569,268
3,450,000		PSEG Power LLC	3.850	06/01/23	3,452,603
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,812,771
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,859,313
1,150,000		Sempra Energy	2.875	10/01/22	1,109,034
700,000		Southern California Edison Co	4.125	03/01/48	663,690
1,750,000		Southern Co	4.400	07/01/46	1,611,240
1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,030,013
4,950,000		Southern Power Co	2.500	12/15/21	4,807,264
1,925,000		Southern Power Co	4.150	12/01/25	1,908,469
2,625,000		Southwest Gas Corp	3.700	04/01/28	2,612,530
2,949,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,705,657
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,359,450
400,000		TC PipeLines LP	3.900	05/25/27	382,049
22

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$845,000		Virginia Electric & Power Co	2.950%	01/15/22	$835,911
	1,025,000		Virginia Electric & Power Co	2.950	11/15/26	971,863
	1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,034,633
	675,000	g	Vistra Operations Co LLC	5.500	09/01/26	649,688
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	951,147
	1,800,000		Xcel Energy, Inc	3.350	12/01/26	1,747,294
	470,000		Xcel Energy, Inc	4.800	09/15/41	478,897
			TOTAL UTILITIES			172,002,775

			TOTAL CORPORATE BONDS			1,852,734,738
			(Cost $1,915,870,272)

GOVERNMENT BONDS - 40.2%

AGENCY SECURITIES - 0.7%
	1,805,709		AMAL Ltd	3.465	08/21/21	1,822,790
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,458,027
	3,839,000		Canal Barge Co, Inc	4.500	11/12/34	4,076,265
	6,875,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	7,049,925
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,273,809
	11,000,000	g	Private Export Funding Corp (PEFCO)	3.266	11/08/21	11,140,602
	1,630,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,666,496
			TOTAL AGENCY SECURITIES			38,487,914

FOREIGN GOVERNMENT BONDS - 3.1%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	1,939,406
	1,500,000	g	Angolan Government International Bond	8.250	05/09/28	1,414,779
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,327,148
	2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,856,250
	1,600,000		Argentina Republic Government International Bond	5.875	01/11/28	1,150,000
	2,215,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,859,364
	175,000	†,g,q	Barbados Government International Bond	7.000	08/04/22	96,031
	740,000	g	Bermuda Government International Bond	4.854	02/06/24	768,986
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,281,536
	1,575,000	g	Bermuda Government International Bond	4.750	02/15/29	1,600,594
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,059,437
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,480,220
	5,500,000		Chile Government International Bond	3.240	02/06/28	5,277,250
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,417,925
	1,200,000		Colombia Government International Bond	5.000	06/15/45	1,142,400
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,153,125
DOP	121,500,000	g	Dominican Republic International Bond	8.900	02/15/23	2,333,063
	120,000,000	g	Dominican Republic International Bond	12.000	03/05/32	2,524,656
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,835,000
	2,425,000	g	Ecuador Government International Bond	9.650	12/13/26	2,206,750
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,068,230
	1,500,000	g	Egypt Government International Bond	8.500	01/31/47	1,355,571
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,151,562
	395,000		European Investment Bank	4.875	02/15/36	484,134
23

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,800,000	g	Export Credit Bank of Turkey		4.250%	09/18/22	$1,628,685
	1,500,000	g	Export-Import Bank of China		2.850	09/16/20	1,485,156
	7,000,000	g	Export-Import Bank of India		3.875	02/01/28	6,597,178
	1,500,000	g	Ghana Government International Bond		8.627	06/16/49	1,307,299
	850,000	g	Guatemala Government International Bond		4.500	05/03/26	796,875
	2,725,000	g	Guatemala Government International Bond		4.375	06/05/27	2,513,813
EUR	1,700,000	g	Hellenic Republic Government International Bond		3.375	02/15/25	1,882,000
	$1,300,000	g	Honduras Government International Bond		7.500	03/15/24	1,363,843
IDR	25,500,000,000		Indonesia Treasury Bond		7.500	08/15/32	1,664,239
	$3,100,000		Israel Government International Bond		3.250	01/17/28	3,045,877
	2,175,000		Israel Government International Bond		4.125	01/17/48	2,127,596
	1,950,000	g	Ivory Coast Government International Bond		6.125	06/15/33	1,619,824
	1,674,250	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	1,470,621
	1,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	983,599
	1,280,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	1,256,210
	2,900,000	g	Kenya Government International Bond		7.250	02/28/28	2,598,113
	15,000,000		KfW		2.750	10/01/20	15,029,775
	1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,123,072
	2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.326	03/12/21	1,999,450
	1,650,000	g	Korea Housing Finance Corp		2.000	10/11/21	1,590,163
	1,500,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,475,288
	1,800,000		Mexico Government International Bond		4.000	10/02/23	1,791,558
	2,200,000		Mexico Government International Bond		4.150	03/28/27	2,127,202
	3,550,000		Mexico Government International Bond		4.750	03/08/44	3,226,950
	2,000,000	g	Morocco Government International Bond		5.500	12/11/42	2,041,212
	2,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	1,958,970
	2,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	2,025,480
	1,725,000	g	Nigeria Government International Bond		6.500	11/28/27	1,528,134
	700,000	g	Nigeria Government International Bond		7.143	02/23/30	619,792
	1,950,000		Panama Government International Bond		6.700	01/26/36	2,379,000
	2,000,000		Panama Government International Bond		4.500	05/15/47	1,942,500
	1,200,000	g	Paraguay Government International Bond		5.600	03/13/48	1,179,000
	1,500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,466,250
	6,100,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	5,953,417
	1,300,000		Peruvian Government International Bond		8.750	11/21/33	1,914,250
	850,000		Peruvian Government International Bond		5.625	11/18/50	997,900
	620,000		Province of Quebec Canada		7.500	09/15/29	860,821
	1,500,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	1,215,000
	1,400,000	g	Republic of Paraguay		6.100	08/11/44	1,443,750
	2,272,000	g	Romanian Government International Bond		5.125	06/15/48	2,194,956
	2,500,000	g	Saudi Government International Bond		3.250	10/26/26	2,336,455
	6,400,000	g	Saudi Government International Bond		4.500	04/17/30	6,386,938
	1,200,000	g	Senegal Government International Bond		6.250	05/23/33	1,034,753
	2,000,000	g	Senegal Government International Bond		6.750	03/13/48	1,658,664
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	3,026,743
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,025,120
	1,500,000	g	Sri Lanka Government International Bond		5.750	01/18/22	1,414,659
LKR	415,000,000		Sri Lanka Government International Bond		11.500	05/15/23	2,259,824
	$1,700,000		Svensk Exportkredit AB		1.750	05/18/20	1,678,554
	5,400,000		Turkey Government International Bond		3.250	03/23/23	4,836,154
24

TIAA-CREF FUNDS - Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE
	$1,250,000		Turkey Government International Bond		6.000%	03/25/27	$1,179,500
	1,275,000		Turkey Government International Bond		5.125	02/17/28	1,120,553
	1,050,000		Turkey Government International Bond		6.875	03/17/36	987,055
	2,800,000	g	Ukraine Government International Bond		7.375	09/25/32	2,229,108
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,265,030
	$1,025,000		Uruguay Government International Bond		4.375	10/27/27	1,025,420
	2,000,000		Uruguay Government International Bond		5.100	06/18/50	1,963,000
	2,400,000	g	Zambia Government International Bond		8.500	04/14/24	1,786,277
			TOTAL FOREIGN GOVERNMENT BONDS				174,422,042

MORTGAGE BACKED - 16.3%
	9,825,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	9,624,793
	7,359,649		FHLMC		3.500	08/15/43	7,504,152
	2,656,312		FHLMC		3.000	03/15/44	2,629,854
	6,198,112		FHLMC		3.500	09/15/44	6,271,951
	9,302,948		FHLMC		3.500	01/15/45	9,412,728
	9,317,092	i	FHLMC		5.992	06/15/48	10,207,874
	11,157,269	i	FHLMC		5.912	10/15/48	12,089,243
	1,319		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	1,330
	2,723,811		FGLMC		3.500	03/01/27	2,757,576
	818		FGLMC		8.000	01/01/31	866
	18,554		FGLMC		8.000	09/01/31	20,360
	81,464		FGLMC		7.000	12/01/31	87,231
	88,549		FGLMC		4.500	07/01/33	92,348
	598,546		FGLMC		7.000	12/01/33	682,323
	201,130		FGLMC		4.500	04/01/35	209,188
	188,321		FGLMC		7.000	05/01/35	213,506
	3,586,207		FGLMC		5.000	06/01/36	3,806,030
	151,532		FGLMC		5.000	07/01/39	160,406
	3,255,343		FGLMC		5.000	08/01/44	3,444,135
	174,940		FGLMC		4.500	11/01/44	183,358
	247,527		FGLMC		4.500	11/01/44	259,462
	95,903		FGLMC		4.500	12/01/44	99,794
	157,292		FGLMC		4.500	12/01/44	164,845
	1,255,218		FGLMC		3.500	04/01/45	1,261,260
	18,867,858		FGLMC		3.500	10/01/45	18,954,292
	6,904,854		FGLMC		4.000	12/01/45	7,089,887
	38,149,011		FGLMC		3.500	08/01/46	38,371,126
	36,552,137		FGLMC		3.000	01/01/47	35,644,259
	32,528,926		FGLMC		3.000	02/01/47	31,733,499
	7,975,504		FGLMC		4.500	06/01/47	8,420,257
	7,084,412		FGLMC		4.000	09/01/47	7,269,609
	25,454,466		FGLMC		3.500	03/01/48	25,531,747
	23,304,559		FGLMC		4.000	03/01/48	23,909,924
	5,615,644		FGLMC		4.000	07/01/48	5,761,069
	28,610,957		FGLMC		4.500	08/01/48	29,967,763
	324		Federal National Mortgage Association (FNMA)		8.000	07/01/24	357
	229		FNMA		7.500	01/01/29	247
	1,537		FNMA		7.500	03/01/31	1,759
	4,419,965		FNMA		3.500	02/01/32	4,476,986
25

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,382,191	FNMA	3.500%	05/01/32	$2,419,131
4,802,743	FNMA	3.500	07/01/32	4,864,608
2,674,504	FNMA	3.000	11/01/32	2,670,074
974,120	FNMA	3.500	04/01/33	986,204
1,397,949	FNMA	5.000	05/01/35	1,484,736
1,034,063	FNMA	5.000	10/01/35	1,098,479
541,653	FNMA	5.000	02/01/36	575,379
498,712	FNMA	5.500	11/01/38	530,891
24,953	FNMA	4.500	04/01/39	25,940
39,683	FNMA	4.500	02/01/40	41,186
357,236	FNMA	5.000	08/01/40	379,342
719,284	FNMA	5.000	09/01/40	763,714
152,729	FNMA	4.500	11/01/40	159,995
275,639	FNMA	4.500	01/01/41	288,853
178,337	FNMA	4.500	02/01/41	185,457
929,181	FNMA	5.000	05/01/41	986,716
262,985	FNMA	4.500	06/01/41	274,497
264,850	FNMA	4.500	06/01/41	276,566
943,209	FNMA	5.000	07/01/41	1,001,609
210,105	FNMA	4.500	12/01/41	219,205
283,885	FNMA	4.500	01/01/42	296,485
178,122	FNMA	4.500	03/01/42	185,120
249,495	FNMA	4.500	04/01/42	260,566
818,315	FNMA	4.500	04/01/42	857,539
272,290	FNMA	4.500	06/01/42	282,987
704,168	FNMA	4.500	06/01/42	736,583
229,084	FNMA	4.500	07/01/42	239,458
7,593,912	FNMA	3.000	04/25/43	7,519,675
196,007	FNMA	4.500	03/01/44	204,876
1,217,409	FNMA	4.500	06/01/44	1,272,700
5,222,753	FNMA	4.500	06/01/44	5,459,960
3,285,968	FNMA	4.500	08/01/44	3,435,712
4,059,506	FNMA	4.500	10/01/44	4,242,924
3,267,312	FNMA	4.500	11/01/44	3,417,309
1,143,009	FNMA	5.000	11/01/44	1,213,612
720,404	FNMA	4.500	12/01/44	753,469
9,022,609	FNMA	3.000	02/25/45	9,015,081
2,518,854	FNMA	3.000	02/25/45	2,516,823
367,086	FNMA	3.500	03/01/45	369,015
191,524	FNMA	3.500	03/01/45	192,063
2,634,169	FNMA	3.000	03/25/45	2,626,207
5,962,822	FNMA	3.500	04/25/45	6,064,204
8,805,369	FNMA	3.500	04/25/45	8,945,728
3,170,590	FNMA	3.500	05/01/45	3,194,959
19,081,316	FNMA	3.000	12/25/45	18,915,833
7,051,798	FNMA	3.500	01/01/46	7,082,608
6,195,366	FNMA	4.000	01/01/46	6,368,848
5,646,469	FNMA	3.500	06/01/46	5,669,580
2,718,880	FNMA	3.500	08/01/46	2,730,006
3,234,607	FNMA	3.500	10/01/46	3,246,511
7,661,320	FNMA	3.000	11/01/46	7,480,382
10,627,799	FNMA	3.500	12/01/46	10,653,744
40,665,020	FNMA	3.500	01/01/47	40,707,860
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,140,255		FNMA	3.000%	02/01/47	$4,042,428
25,454,295		FNMA	3.500	11/01/47	25,469,408
16,396,687		FNMA	3.500	12/01/47	16,402,981
7,207,682		FNMA	4.500	01/01/48	7,554,374
2,961,231		FNMA	4.500	02/01/48	3,103,512
31,413,693		FNMA	3.000	02/25/48	31,106,568
6,285,672		FNMA	4.000	03/01/48	6,450,502
2,070,345	h	FNMA	4.000	03/01/48	2,111,582
12,771,013		FNMA	4.500	03/01/48	13,384,622
102,241,671		FNMA	4.000	04/01/48	104,631,328
5,177,436		FNMA	4.500	05/01/48	5,426,208
3,941,701		FNMA	4.500	05/01/48	4,134,762
10,908,854	h	FNMA	4.000	06/01/48	11,126,154
5,546,270		FNMA	5.000	08/01/48	5,923,478
17,485,066		FNMA	4.500	12/01/48	18,116,719
229,049		FNMA	5.000	12/01/48	240,271
8,000,000	h	FNMA	4.000	01/25/49	8,157,664
16,095		Government National Mortgage Association (GNMA)	6.000	10/20/36	17,462
18,962		GNMA	6.000	01/20/37	20,648
67,005		GNMA	6.000	02/20/37	72,694
41,418		GNMA	6.000	08/20/38	44,996
55,057		GNMA	6.500	11/20/38	62,249
12,300		GNMA	4.500	02/20/39	13,002
523,037		GNMA	5.000	06/15/39	556,500
17,392		GNMA	4.500	08/20/41	18,382
60,048		GNMA	4.500	09/20/41	63,445
13,580		GNMA	4.500	01/20/44	14,357
13,636		GNMA	4.500	02/20/44	14,415
26,210		GNMA	4.500	05/20/44	27,707
168,770		GNMA	4.500	05/20/44	178,406
192,405		GNMA	4.500	08/20/44	203,353
167,908		GNMA	4.500	09/20/44	175,232
72,845		GNMA	4.500	10/20/44	76,789
39,149		GNMA	4.500	11/20/44	40,626
119,018		GNMA	4.500	12/20/44	125,824
174,800		GNMA	4.500	02/20/45	184,664
228,388		GNMA	4.500	08/20/45	241,451
206,705		GNMA	4.500	08/20/45	218,010
208,799		GNMA	4.500	12/20/45	220,672
6,742,330		GNMA	4.000	06/20/46	1,079,030
30,476,455		GNMA	3.000	12/20/47	29,993,883
30,621,806		GNMA	3.500	12/20/47	30,844,924
16,828,536		GNMA	3.000	01/20/48	16,562,081
51,729,144		GNMA	3.500	01/20/48	52,106,056
12,445,000		GNMA	4.000	12/20/48	12,696,310
		TOTAL MORTGAGE BACKED			906,964,132

MUNICIPAL BONDS - 5.8%
9,085,000		Alabama Economic Settlement Authority	3.163	09/15/25	9,012,411
18,410,000		California State University	3.899	11/01/47	17,981,968
27

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$990,000	Chicago Housing Authority	3.682%	01/01/25	$1,010,493
3,670,000	City of Los Angeles CA	3.320	09/01/24	3,719,985
3,670,000	City of Los Angeles CA	3.450	09/01/25	3,723,435
3,935,000	Commonwealth Financing Authority	3.864	06/01/38	3,880,618
2,500,000	Commonwealth of Massachusetts	3.277	06/01/46	2,293,825
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,825,312
1,500,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,461,870
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,460,010
2,500,000	County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,528,550
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,385,760
2,250,000	County of Miami-Dade FL Aviation Revenue	3.405	10/01/24	2,281,185
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,380,825
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,416,652
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,401,000
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,812,025
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,322,961
7,775,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	7,785,185
15,000,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	14,956,500
8,840,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	8,516,633
5,075,000	Illinois Finance Authority	3.944	08/15/47	4,954,418
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,209,665
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,275,904
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	971,730
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,527,463
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,765,700
850,000	Oklahoma City Economic Development Trust	3.172	09/01/21	857,905
1,120,000	Oklahoma City Economic Development Trust	3.222	09/01/22	1,132,499
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	823,098
7,500,000	Port of Morrow OR	1.582	09/01/20	7,342,275
5,000,000	Port of Morrow OR	1.782	09/01/21	4,862,000
2,000,000	Port of Seattle WA	3.471	05/01/31	1,954,300
1,625,000	Port of Seattle WA	3.571	05/01/32	1,591,444
1,955,000	Public Finance Authority	4.269	07/01/40	2,000,454
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	958,720
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	957,030
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,189,638
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,690,574
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,506,080
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	654,682
28

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$905,000	Regents of the University of California Medical Center Pooled Revenue	2.759%	05/15/29	$841,351
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	3,934,111
4,500,000	San Francisco City & County Redevelopment Agency	2.526	08/01/20	4,465,170
5,000,000	San Francisco City & County Redevelopment Agency	2.813	08/01/21	4,981,000
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	876,951
11,365,000	San Jose Redevelopment Agency	3.375	08/01/34	10,697,534
165,000	Santa Ana Community Redevelopment Agency Successor Agency	3.346	09/01/21	167,393
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.467	09/01/22	673,867
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	678,414
13,060,000	State of California	4.600	04/01/38	13,469,431
3,460,000	State of Georgia	1.910	02/01/23	3,347,723
1,845,000	State of Illinois	4.700	01/01/21	1,874,335
22,575,000	State of Illinois	5.100	06/01/33	21,523,682
13,000,000	State of Michigan	1.779	11/01/21	12,680,720
7,000,000	State of Michigan	1.966	11/01/22	6,796,580
3,500,000	State of Texas	3.225	10/01/24	3,546,935
1,000,000	State of Texas	3.295	10/01/25	1,013,080
9,900,000	State of Wisconsin	3.154	05/01/27	9,760,905
1,763,000	State Public School Building Authority	5.000	09/15/27	1,932,072
7,500,000	Texas A&M University	3.993	05/15/37	7,585,875
25,830,000	The Ohio State University	3.798	12/01/46	25,475,871
1,185,000	University of California	1.228	05/15/19	1,178,731
1,920,000	University of California	1.534	05/15/20	1,887,053
1,000,000	University of California	1.784	05/15/21	977,490
15,000,000	University of California	1.910	05/15/21	14,745,900
3,000,000	University of California	2.020	05/15/22	2,918,430
3,000,000	University of California	2.220	05/15/23	2,903,220
2,000,000	University of California	2.439	05/15/24	1,931,720
2,000,000	University of California	2.589	05/15/25	1,924,140
6,635,000	University of California	3.552	05/15/39	6,263,506
	TOTAL MUNICIPAL BONDS			324,435,972

U.S. TREASURY SECURITIES - 14.3%
5,000,000	United States Treasury Bond	4.500	02/15/36	6,168,158
2,250,000	United States Treasury Bond	4.750	02/15/37	2,870,464
47,950,000	United States Treasury Bond	3.500	02/15/39	52,518,704
16,015,000	United States Treasury Bond	3.875	08/15/40	18,418,159
14,380,000	United States Treasury Bond	2.500	05/15/46	12,992,599
10,450,000	United States Treasury Bond	3.000	05/15/47	10,423,569
50,095,000	United States Treasury Bond	2.750	11/15/47	47,485,224
66,670,000	United States Treasury Bond	3.000	02/15/48	66,429,151
14,510,000	United States Treasury Bond	3.125	05/15/48	14,810,956
97,625,000	United States Treasury Bond	3.000	08/15/48	97,331,521
740,000	United States Treasury Note	1.125	02/28/19	738,509
1,330,000	United States Treasury Note	1.250	04/30/19	1,324,534
200,000	United States Treasury Note	1.250	05/31/19	198,976
29

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$50,000,000		United States Treasury Note		0.875%	06/15/19	$49,634,766
260,000		United States Treasury Note		0.875	09/15/19	256,791
695,000		United States Treasury Note		1.500	10/31/19	688,509
310,000		United States Treasury Note		2.125	01/31/21	307,552
4,690,000		United States Treasury Note		2.625	05/15/21	4,704,235
715,000		United States Treasury Note		2.000	05/31/21	706,954
119,225,000		United States Treasury Note		2.625	07/15/21	119,632,127
91,640,000		United States Treasury Note		2.625	12/15/21	92,047,332
1,250,000		United States Treasury Note		1.750	04/30/22	1,221,027
20,000,000		United States Treasury Note		2.000	11/30/22	19,636,600
24,730,000		United States Treasury Note		2.750	04/30/23	24,984,384
5,985,000		United States Treasury Note		2.750	02/28/25	6,046,540
3,665,000		United States Treasury Note		2.625	03/31/25	3,676,597
985,000		United States Treasury Note		2.875	05/31/25	1,002,225
64,840,000		United States Treasury Note		2.750	06/30/25	65,512,372
13,775,000		United States Treasury Note		2.750	08/31/25	13,914,476
1,485,000		United States Treasury Note		3.000	10/31/25	1,524,103
1,975,000		United States Treasury Note		2.750	02/15/28	1,986,660
54,222,000		United States Treasury Note		3.125	11/15/28	56,279,968
		TOTAL U.S. TREASURY SECURITIES				795,473,742

		TOTAL GOVERNMENT BONDS				2,239,783,802
		(Cost $2,252,911,923)

STRUCTURED ASSETS - 22.7%

ASSET BACKED - 9.9%
1,185,663		AmeriCredit Automobile Receivables Trust		2.400	01/08/21	1,183,318
		Series - 2015 2 (Class C)
608,764		AmeriCredit Automobile Receivables Trust		1.460	05/10/21	606,229
		Series - 2016 3 (Class A3)
1,845,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	1,850,995
		Series - 2015 3 (Class D)
5,500,000		AmeriCredit Automobile Receivables Trust		2.740	12/08/22	5,431,026
		Series - 2016 4 (Class D)
3,500,000	g	Anchorage Capital CLO Ltd		3.300	10/15/27	3,329,187
		Series - 2015 7A (Class B2R)
3,000,000	g	Apidos CLO XXIV		4.460	10/20/30	2,942,956
		Series - 2016 24A (Class A2FR)
3,000,000	g	ARES XLVI CLO Ltd		3.570	01/15/30	2,794,947
		Series - 2017 46A (Class B2)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
10,000,000	g	Atrium XV		4.489	01/23/31	10,095,660
		Series - 0 15A (Class A2)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	5,947,832
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,319,896
		Series - 2017 2A (Class A)
2,000,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.156	02/28/41	1,947,925
		Series - 2006 A (Class M3)
30

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$9,717,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.176%	04/25/36	$9,587,889
		Series - 2006 SD1 (Class M1)
7,600,000	g,i	BlueMountain CLO Ltd	LIBOR 3 M + 1.770%	4.210	10/25/30	7,447,514
		Series - 2018 3A (Class B)
1,500,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,485,806
		Series - 2014 1A (Class B2R)
6,000,000	g	Capital Automotive REIT		3.660	10/15/44	5,979,813
		Series - 2014 1A (Class A)
13,397,917	g	Capital Automotive REIT		3.870	04/15/47	13,395,717
		Series - 2017 1A (Class A1)
2,550,000		CarMax Auto Owner Trust		2.150	03/15/21	2,539,020
		Series - 2015 2 (Class B)
1,800,000		CarMax Auto Owner Trust		2.390	03/15/21	1,793,314
		Series - 2015 2 (Class C)
834,516	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.586	07/25/36	818,187
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.708	04/07/52	122,140
		Series - 2007 1A (Class A2)
70,123		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	71,327
		Series - 2002 1 (Class AF6)
1,000,000		CNH Equipment Trust		2.930	12/15/21	998,299
		Series - 2018 B (Class A2)
1,210,606	g	DaimlerChrysler Capital Auto Receivables Trust		1.640	07/15/21	1,204,630
		Series - 2016 BA (Class A3)
6,737,500	g	DB Master Finance LLC		3.980	02/20/45	6,831,421
		Series - 2015 1A (Class A2II)
12,375,000	g	DB Master Finance LLC		3.629	11/20/47	11,956,972
		Series - 2017 1A (Class A2I)
5,070,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	5,117,100
		Series - 2015 1A (Class A2II)
15,997,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	15,586,364
		Series - 2017 1A (Class A2II)
2,388,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,355,929
		Series - 2018 1A (Class A2I)
4,500,000	g	Ford Credit Auto Owner Trust		2.310	08/15/27	4,438,376
		Series - 2016 1 (Class A)
11,000,000	g	Ford Credit Auto Owner Trust		2.030	12/15/27	10,728,717
		Series - 2016 2 (Class A)
6,000,000	g	Ford Credit Auto Owner Trust		2.620	08/15/28	5,911,651
		Series - 2017 1 (Class A)
2,000,000	g	Ford Credit Auto Owner Trust		2.360	03/15/29	1,948,207
		Series - 2017 2 (Class A)
2,250,000	g,i	FREMF Mortgage Trust		4.019	03/25/49	2,277,560
		Series - 2016 K53 (Class B)
5,250,000		GM Financial Automobile Leasing Trust		2.890	09/21/20	5,244,309
		Series - 2018 3 (Class A2A)
3,000,000	g	GMF Floorplan Owner Revolving Trust		2.130	07/15/20	2,957,791
		Series - 2017 2 (Class A1)
1,950,000	g	GMF Floorplan Owner Revolving Trust		2.220	01/18/22	1,933,249
		Series - 2017 1 (Class A1)
2,147,807	g	HERO Funding Trust		3.190	09/20/48	2,125,693
		Series - 2017 3A (Class A1)
31

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$783,864	g	HERO Funding Trust		3.280%	09/20/48	$784,208
		Series - 2017 2A (Class A1)
2,792,149	g	HERO Funding Trust		3.950	09/20/48	2,850,479
		Series - 2017 3A (Class A2)
1,567,727	g	HERO Funding Trust		4.070	09/20/48	1,609,501
		Series - 2017 2A (Class A2)
15,500,000	g	Hertz Vehicle Financing II LP		3.290	02/25/24	15,364,270
		Series - 2018 1A (Class A)
5,625,000	g	Hertz Vehicle Financing LLC		2.270	07/25/20	5,593,023
		Series - 2016 3A (Class A)
7,500,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	7,621,801
		Series - 2018 3A (Class A)
2,354,264	g	Hilton Grand Vacations Trust		2.660	12/26/28	2,329,880
		Series - 2017 AA (Class A)
1,765,698	g	Hilton Grand Vacations Trust		2.960	12/26/28	1,735,964
		Series - 2017 AA (Class B)
2,162,615	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,185,012
		Series - 2018 AA (Class C)
6,750,000	g,i	Madison Park Funding Ltd	LIBOR 3 M + 1.750%	1.000	10/18/30	6,604,882
		Series - 2018 29A (Class B)
7,000,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	4.066	11/15/28	6,813,281
		Series - 2016 18A (Class BR)
1,671,412	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,663,071
		Series - 2004 NC1 (Class M1)
985,780	g	MVW Owner Trust		2.520	12/20/32	970,752
		Series - 2015 1A (Class A)
3,916,529	g	MVW Owner Trust		3.900	01/21/36	3,948,630
		Series - 2018 1A (Class C)
2,500,000	g	Myers Park CLO Ltd		4.421	10/20/30	2,467,644
		Series - 2018 1A (Class B2)
1,253,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	1,240,178
		Series - 2018 285M (Class C)
7,500,000	g	Octagon Investment Partners 38 Ltd		4.500	07/20/30	7,449,360
		Series - 2018 1A (Class A3B)
319,891	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	314,971
		Series - 2014 AA (Class B)
2,234,458	g	Orange Lake Timeshare Trust		3.100	11/08/30	2,222,188
		Series - 2018 A (Class A)
6,234,375	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	6,260,310
		Series - 2018 1A (Class A2I)
3,805,463	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	3,853,754
		Series - 2018 1A (Class A2II)
2,325,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	2,298,292
		Series - 2018 NPL2 (Class A2)
891,484	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		4.125	08/25/33	888,348
		Series - 2018 NPL3 (Class A1)
3,250,000	g	Prudential plc		4.660	07/15/31	3,229,862
		Series - 2018 1A (Class B1)
2,000,000		PSNH Funding LLC		3.506	08/01/28	2,055,358
		Series - 2018 1 (Class A2)
32

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	RBS Commercial Funding, Inc Trust	3.511%	03/11/31	$981,252
		Series - 2013 SMV (Class B)
9,054,910	g	Renew	3.950	09/20/53	9,202,842
		Series - 2018 1 (Class A)
154,725		Santander Drive Auto Receivables Trust	1.870	12/15/20	154,639
		Series - 2017 2 (Class A3)
2,323,811		Santander Drive Auto Receivables Trust	1.870	06/15/21	2,318,638
		Series - 2017 3 (Class A3)
5,900,000		Santander Drive Auto Receivables Trust	2.970	07/15/21	5,893,862
		Series - 2018 5 (Class A2A)
289,825		Santander Drive Auto Receivables Trust	2.740	12/15/21	289,521
		Series - 2015 5 (Class C)
3,550,000		Santander Drive Auto Receivables Trust	3.190	03/15/22	3,539,145
		Series - 2018 5 (Class A3)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,967,217
		Series - 2016 3 (Class D)
4,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	3,986,861
		Series - 2017 1 (Class D)
2,133,780	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	2,124,195
		Series - 2015 1A (Class B)
6,482,567	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	6,422,969
		Series - 2017 1A (Class A)
439,794	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	433,951
		Series - 2017 1A (Class B)
983,725	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	973,797
		Series - 2015 3A (Class A)
98,373	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	97,945
		Series - 2015 3A (Class B)
1,571,961	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	1,563,810
		Series - 2016 1A (Class A)
2,986,141	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	2,904,531
		Series - 2016 2A (Class A)
383,494	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	374,069
		Series - 2016 2A (Class B)
1,926,731	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	1,906,166
		Series - 2016 3A (Class A)
1,185,681	g	Sierra Timeshare Receivables Funding LLC	2.630	10/20/33	1,159,651
		Series - 2016 3A (Class B)
5,673,924	g	Sierra Timeshare Receivables Funding LLC	3.650	06/20/35	5,704,927
		Series - 2018 2A (Class B)
5,238,020	g	Sierra Timeshare Receivables Funding LLC	4.170	09/20/35	5,321,996
		Series - 2018 3A (Class C)
7,932,842	g	SMB Private Education Loan Trust	2.430	02/17/32	7,767,545
		Series - 2016 B (Class A2A)
5,125,000	g	SMB Private Education Loan Trust	2.880	09/15/34	5,012,618
		Series - 2017 A (Class A2A)
3,750,000	g	SMB Private Education Loan Trust	2.820	10/15/35	3,666,396
		Series - 2017 B (Class A2A)
6,610,370	g	Sofi Professional Loan Program LLC	3.120	02/25/48	6,610,138
		Series - 2018 D (Class A1FX)
64,053	g	SoFi Professional Loan Program LLC	1.530	04/25/33	63,988
		Series - 2016 D (Class A2A)
33

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$5,000,000	g	SoFi Professional Loan Program LLC		2.340%	04/25/33	$4,910,355
		Series - 2016 D (Class A2B)
7,355,000	g	SoFi Professional Loan Program LLC		2.490	01/25/36	7,248,271
		Series - 2016 E (Class A2B)
2,610,338	g	SoFi Professional Loan Program LLC		2.760	12/26/36	2,572,722
		Series - 2016 A (Class A2)
300,324	g	SoFi Professional Loan Program LLC		1.550	03/26/40	297,940
		Series - 2017 A (Class A2A)
3,825,000	g	SoFi Professional Loan Program LLC		2.400	03/26/40	3,733,118
		Series - 2017 A (Class A2B)
2,021,936	g	SoFi Professional Loan Program LLC		1.830	05/25/40	2,009,354
		Series - 2017 B (Class A1FX)
5,075,000	g	SoFi Professional Loan Program LLC		2.740	05/25/40	4,986,016
		Series - 2017 B (Class A2FX)
2,250,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	2,182,230
		Series - 2017 C (Class A2B)
3,750,000	g	SoFi Professional Loan Program LLC		2.720	11/26/40	3,717,223
		Series - 2017 E (Class A2B)
6,750,000	g	SoFi Professional Loan Program LLC		2.840	01/25/41	6,595,168
		Series - 2017 F (Class A2FX)
1,756,615	g	SolarCity LMC		4.800	11/20/38	1,798,222
		Series - 2013 1 (Class A)
1,840,306	g	SolarCity LMC		4.020	07/20/44	1,830,171
		Series - 2014 2 (Class A)
8,416,890	g	SpringCastle America Funding LLC		3.050	04/25/29	8,335,658
		Series - 2016 AA (Class A)
3,000,000	g	SpringCastle America Funding LLC		4.100	10/25/33	3,013,001
		Series - 2016 AA (Class B)
24,250,000	g	Taco Bell Funding LLC		4.318	11/25/48	24,549,245
		Series - 2018 1A (Class A2I)
4,710,000	g	Tesla Auto Lease Trust		3.710	08/20/21	4,721,361
		Series - 2018 B (Class A)
8,921,516	g	TLF National Tax Lien Trust		3.090	12/15/29	8,897,749
		Series - 2017 1A (Class A)
1,098,033	g	TLF National Tax Lien Trust		3.840	12/15/29	1,098,045
		Series - 2017 1A (Class B)
13,145,000	g	Verizon Owner Trust		2.060	09/20/21	13,047,193
		Series - 2017 1A (Class A)
33,100,000		Verizon Owner Trust		3.230	04/20/23	33,299,557
		Series - 2018 A (Class A1A)
6,729,624	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	6,667,555
		Series - 2017 NPL9 (Class A1)
1,161,878	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	1,150,443
		Series - 2018 NPL1 (Class A1)
3,300,000	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	3,300,840
		Series - 2018 NPL9 (Class A1A)
2,500,000	g,i	Voya CLO Ltd	LIBOR 3 M + 1.650%	4.110	10/15/31	2,450,945
		Series - 2018 3A (Class B)
21,759	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.866	05/25/35	21,755
		Series - 2005 SD1 (Class A)
14,963,850	g	Wendys Funding LLC		3.573	03/15/48	14,340,456
		Series - 2018 1A (Class A2I)
34

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$990,000	g	Wendys Funding LLC		3.884%	03/15/48	$932,827
		Series - 2018 1A (Class A2II)
1,000,000		World Financial Network Credit Card Master Trust		2.030	04/15/25	973,726
		Series - 2016 A (Class A)
11,850,000		World Omni Auto Receivables Trust		3.010	04/15/22	11,845,873
		Series - 2018 D (Class A2A)
5,000,000		World Omni Auto Receivables Trust		3.330	04/15/24	5,056,628
		Series - 2018 D (Class A3)
10,548,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	10,265,787
		Series - 2017 WWP (Class B)
7,000,000	g,i	Worldwide Plaza Trust		3.596	11/10/36	6,328,401
		Series - 2017 WWP (Class E)
		TOTAL ASSET BACKED				548,282,490

OTHER MORTGAGE BACKED - 12.8%
672,726	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	653,635
		Series - 2015 6 (Class A9)
922,591	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	4.296	10/25/34	906,743
		Series - 2004 3 (Class 4A)
2,625,000	i	Banc of America Commercial Mortgage Trust		4.362	09/15/48	2,568,912
		Series - 2015 UBS7 (Class C)
1,080,000	i	Banc of America Commercial Mortgage Trust		4.362	09/15/48	1,078,185
		Series - 2015 UBS7 (Class B)
5,728,973		Banc of America Commercial Mortgage Trust		1.559	07/15/49	5,635,702
		Series - 2016 UB10 (Class A1)
6,000,000		Banc of America Commercial Mortgage Trust		3.366	02/15/50	6,019,628
		Series - 2017 BNK3 (Class ASB)
318,270	g,i	Banc of America Commercial Mortgage Trust		5.752	02/10/51	322,541
		Series - 2007 4 (Class E)
6,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,246,471
		Series - 2007 5 (Class B)
12,000,000		BANK		3.731	11/15/50	11,938,900
		Series - 2017 BNK8 (Class AS)
7,500,000		BANK		3.289	07/15/60	7,476,562
		Series - 2017 BNK6 (Class ASB)
2,000,000	g	BBCMS Trust		3.821	09/05/32	1,998,389
		Series - 2013 TYSN (Class C)
1,500,000	g,i	BBCMS Trust		4.267	08/05/38	1,314,201
		Series - 2018 CHRS (Class E)
2,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.363	02/11/41	1,700,100
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.707	11/11/41	1,006,664
		Series - 2004 PWR6 (Class G)
745,447	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.875	02/13/42	756,560
		Series - 2005 T18 (Class F)
2,350,000	g	BWAY Mortgage Trust		2.917	01/10/35	2,277,686
		Series - 2015 1740 (Class A)
5,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	4,901,034
		Series - 2016 CD2 (Class B)
35

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$750,000	i	CD Commercial Mortgage Trust		4.030%	11/10/49	$720,273
		Series - 2016 CD2 (Class C)
9,000,000		CD Commercial Mortgage Trust		3.453	02/10/50	9,089,563
		Series - 2017 CD3 (Class AAB)
17,068,000	i	CD Commercial Mortgage Trust		3.684	08/15/50	16,889,445
		Series - 2017 CD5 (Class AS)
4,644,000	g,i	CD Mortgage Trust		6.223	11/15/44	4,694,114
		Series - 2007 CD5 (Class E)
649,371	i	CHL Mortgage Pass-Through Trust		4.225	02/20/35	652,670
		Series - 2004 HYB9 (Class 1A1)
762,373		Citigroup Commercial Mortgage Trust		1.847	11/10/48	755,402
		Series - 2015 GC35 (Class A1)
5,000,000		Citigroup Commercial Mortgage Trust		3.297	10/12/50	4,969,882
		Series - 2017 C4 (Class AAB)
12,390,000	g,i	COMM Mortgage Trust		3.538	10/10/29	12,207,867
		Series - 2017 PANW (Class C)
6,905,000		COMM Mortgage Trust		2.853	10/15/45	6,782,733
		Series - 2012 CR4 (Class A3)
2,000,000	g	COMM Mortgage Trust		3.397	03/10/46	1,984,607
		Series - 2013 CR6 (Class B)
1,500,000	g,i	COMM Mortgage Trust		4.793	08/10/46	1,539,295
		Series - 2013 CR10 (Class C)
2,000,000	i	COMM Mortgage Trust		4.670	02/10/47	2,102,191
		Series - 2014 CR15 (Class B)
5,000,000		COMM Mortgage Trust		3.691	03/10/47	5,067,691
		Series - 2014 UBS2 (Class A4)
1,074,089		COMM Mortgage Trust		4.701	03/10/47	1,102,228
		Series - 2014 UBS2 (Class B)
2,000,000		COMM Mortgage Trust		3.828	07/15/47	2,040,136
		Series - 2014 CR18 (Class A5)
463,000	i	COMM Mortgage Trust		4.731	07/15/47	468,242
		Series - 2014 CR18 (Class C)
5,000,000		COMM Mortgage Trust		3.917	10/10/47	5,122,026
		Series - 2014 LC17 (Class A5)
2,095,000		COMM Mortgage Trust		3.040	02/10/48	2,086,833
		Series - 2015 LC19 (Class ASB)
5,000,000	g,i	COMM Mortgage Trust		3.685	05/10/48	5,007,575
		Series - 2015 CR23 (Class CMB)
5,000,000		COMM Mortgage Trust		3.801	05/10/48	5,003,311
		Series - 2015 CR23 (Class AM)
2,000,000	i	COMM Mortgage Trust		4.183	05/10/48	2,008,508
		Series - 2015 CR23 (Class B)
7,500,000		COMM Mortgage Trust		3.630	10/10/48	7,553,128
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust		3.984	10/10/48	1,013,845
		Series - 2015 CR27 (Class AM)
3,500,000	i	COMM Mortgage Trust		4.360	10/10/48	3,588,846
		Series - 2015 CR27 (Class B)
3,000,000		COMM Mortgage Trust		4.228	05/10/51	3,096,594
		Series - 2018 COR3 (Class A3)
5,005,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.106	05/25/24	5,243,365
		Series - 2014 C02 (Class 1M2)
36

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$7,835,678	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.506%	07/25/24	$8,238,609
		Series - 2014 C03 (Class 1M2)
2,104,916	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.506	10/25/28	2,121,618
		Series - 2016 C03 (Class 1M1)
2,674,981	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.856	01/25/29	2,678,777
		Series - 2016 C05 (Class 2M1)
4,928,518	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.956	01/25/29	4,946,745
		Series - 2016 C04 (Class 1M1)
10,373,317	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	3.806	04/25/29	10,410,523
		Series - 2016 C06 (Class 1M1)
21,188,766	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	21,252,682
		Series - 2017 C01 (Class 1M1)
11,392,614	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.456	10/25/29	11,401,450
		Series - 2017 C03 (Class 1M1)
3,156,028	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.356	11/25/29	3,156,025
		Series - 2017 C04 (Class 2M1)
27,604,404	i	Connecticut Avenue Securities	LIBOR 1 M + 0.650%	3.156	05/25/30	27,540,616
		Series - 2017 C07 (Class 1M1)
11,265,605	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.106	07/25/30	11,225,538
		Series - 2018 C01 (Class 1M1)
6,686,599	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	6,669,555
		Series - 2018 C03 (Class 1M1)
4,582,837	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	12/25/30	4,579,271
		Series - 2018 C04 (Class 2M1)
7,018,026	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.226	01/25/31	7,001,392
		Series - 2018 C05 (Class 1M1)
1,327,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.856	01/25/31	1,293,412
		Series - 2018 C05 (Class 1M2)
2,160,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.606	03/25/31	2,079,392
		Series - 2018 C06 (Class 2M2)
3,439,326	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	04/25/31	3,434,019
		Series - 2018 R07 (Class 1M1)
12,434	i	Credit Suisse First Boston Mortgage Securities Corp		5.100	08/15/38	12,538
		Series - 2005 C5 (Class F)
4,000,000		CSAIL Commercial Mortgage Trust		3.314	11/15/49	3,997,253
		Series - 2016 C7 (Class ASB)
3,060,944	g,i	CSMC Trust		3.500	02/25/48	2,953,479
		Series - 2018 J1 (Class A11)
7,800,000	g,i	DBUBS Mortgage Trust		5.534	07/10/44	8,024,047
		Series - 2011 LC2A (Class D)
10,110,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	10,550,472
		Series - 2011 LC1A (Class C)
5,587,836	g,i	Flagstar Mortgage Trust		3.500	03/25/47	5,506,609
		Series - 2017 1 (Class 1A5)
7,479,283	g,i	Flagstar Mortgage Trust		4.000	05/25/48	7,486,966
		Series - 2018 3INV (Class A3)
2,132,782	g,i	Flagstar Mortgage Trust		4.000	09/25/48	2,108,807
		Series - 2018 5 (Class A11)
5,000,000	g	Galaxy XXVII CLO Ltd		4.193	05/16/31	4,859,268
		Series - 2018 27A (Class B2)
7,000,000	g	GRACE Mortgage Trust		3.369	06/10/28	7,017,991
		Series - 2014 GRCE (Class A)
37

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$10,500,000	g	GS Mortgage Securities Corp II		3.419%	10/10/32	$10,562,448
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,354,120
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,615,506
		Series - 2015 GC30 (Class AS)
1,500,000	i	GS Mortgage Securities Corp II		4.057	05/10/50	1,477,776
		Series - 2015 GC30 (Class C)
2,300,880		GS Mortgage Securities Trust		1.478	05/10/49	2,258,412
		Series - 2016 GS2 (Class A1)
8,000,000		GS Mortgage Securities Trust		3.467	03/10/50	8,003,427
		Series - 2017 GS5 (Class AAB)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,059,781
		Series - 2017 GS8 (Class ABP)
1,936,623	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.090	08/19/45	1,918,113
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,838,032
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,273,803
		Series - 2016 10HY (Class C)
212,171	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	206,181
		Series - 2004 11 (Class 2A1)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,551,093
		Series - 2013 C16 (Class A4)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		3.991	01/15/46	1,622,703
		Series - 2013 C13 (Class D)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.660	02/15/46	7,031,993
		Series - 2011 C3 (Class D)
7,254,097	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.666	06/25/37	7,084,970
		Series - 2007 CH5 (Class A1)
2,046,909	g,i	JP Morgan Mortgage Trust		3.303	12/25/44	2,041,376
		Series - 2015 1 (Class B1)
518,781	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	503,863
		Series - 2015 3 (Class A19)
912,727	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	886,481
		Series - 2016 6 (Class A13)
1,065,131	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	1,033,864
		Series - 2015 1 (Class A13)
574,759	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	567,184
		Series - 2017 1 (Class A3)
1,454,814	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,417,535
		Series - 2017 2 (Class A13)
282,570	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	279,015
		Series - 2017 3 (Class 1A5)
1,212,015	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	1,195,255
		Series - 2018 5 (Class A5)
3,331,790	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	3,239,644
		Series - 2017 6 (Class A6)
6,101,333	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	6,024,590
		Series - 2018 6 (Class 1A3)
38

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,152,671	g,i	JP Morgan Mortgage Trust	4.000%	01/25/49	$2,131,055
		Series - 2018 8 (Class A13)
4,064,353	g,i	JP Morgan Mortgage Trust	4.000	02/25/49	4,047,002
		Series - 2018 9 (Class A13)
8,000,000		JPMBB Commercial Mortgage Securities Trust	3.493	08/15/47	8,020,998
		Series - 2014 C21 (Class A4)
5,000,000		JPMBB Commercial Mortgage Securities Trust	3.775	08/15/47	5,077,717
		Series - 2014 C21 (Class A5)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.343	02/15/48	969,968
		Series - 2015 C27 (Class C)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	3.917	05/15/48	1,991,899
		Series - 2015 C29 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	990,673
		Series - 2015 C29 (Class B)
2,000,000		JPMBB Commercial Mortgage Securities Trust	4.106	08/15/48	2,008,283
		Series - 2015 C31 (Class AS)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust	4.617	08/15/48	2,040,721
		Series - 2015 C31 (Class B)
3,419,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	3,370,208
		Series - 2015 C28 (Class A4)
47,150	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	47,151
		Series - 2007 C6 (Class AM)
10,000,000	g,i	MAD Mortgage Trust	3.188	08/15/34	9,865,140
		Series - 2017 330M (Class A)
5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.476	11/15/45	5,020,753
		Series - 2012 C6 (Class AS)
1,072,650	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,080,735
		Series - 2014 C19 (Class LNC1)
4,698,208	g	Morgan Stanley Bank of America Merrill Lynch Trust	4.750	12/15/46	4,811,041
		Series - 2014 C19 (Class LNC3)
3,069,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.864	02/15/47	3,147,959
		Series - 2014 C14 (Class C)
140,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.069	02/15/48	139,892
		Series - 2015 C20 (Class ASB)
2,500,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	4.462	02/15/48	2,508,054
		Series - 2015 C20 (Class C)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.338	03/15/48	2,475,895
		Series - 2015 C21 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.652	03/15/48	3,007,407
		Series - 2015 C21 (Class AS)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.561	04/15/48	1,994,506
		Series - 2015 C22 (Class AS)
39

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,130,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.059%	12/15/48	$2,081,107
		Series - 2013 C8 (Class C)
6,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	6,015,524
		Series - 2014 CPT (Class A)
3,140,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	3,115,992
		Series - 2013 WLSR (Class A)
55,234	i	Morgan Stanley Capital I Trust		5.389	11/12/41	55,032
		Series - 2006 HQ10 (Class AJ)
3,592,489	i	Morgan Stanley Capital I Trust		5.947	06/11/42	3,832,141
		Series - 2007 T27 (Class AJ)
5,000,000	g,i	Morgan Stanley Capital I Trust		5.792	09/15/42	5,103,207
		Series - 2005 IQ10 (Class E)
4,500,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	4,523,567
		Series - 2011 C1 (Class F)
13,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	12,616,792
		Series - 2016 UB11 (Class ASB)
3,735,245	i	Morgan Stanley Capital I Trust		6.153	12/12/49	2,826,202
		Series - 2007 IQ16 (Class AJ)
4,000,000	g,i	MSDB Trust		3.316	07/11/39	3,895,415
		Series - 2017 712F (Class A)
18,445,000	g	One Market Plaza Trust		3.614	02/10/32	18,521,967
		Series - 2017 1MKT (Class A)
1,126,152	g,i	Sequoia Mortgage Trust		3.500	11/25/46	1,111,424
		Series - 2016 3 (Class A10)
6,032,157	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,982,826
		Series - 2017 2 (Class A4)
10,455,363	g,i	Sequoia Mortgage Trust		3.500	04/25/47	10,392,563
		Series - 2017 3 (Class A4)
4,162,012	g,i	Sequoia Mortgage Trust		3.500	08/25/47	4,109,336
		Series - 2017 5 (Class A4)
8,332,579	g,i	Sequoia Mortgage Trust		3.500	05/25/48	8,264,435
		Series - 2018 5 (Class A4)
1,794,879	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,798,379
		Series - 2018 CH2 (Class A21)
1,858,100	g,i	Sequoia Mortgage Trust		4.000	07/25/48	1,868,344
		Series - 2018 6 (Class A4)
983,200	g,i	Sequoia Mortgage Trust		4.000	11/25/48	977,870
		Series - 2018 8 (Class A19)
417,665	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	411,696
		Series - 2016 1 (Class 1A10)
11,573,947	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.706	09/25/24	11,816,211
		Series - 2014 HQ2 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	6.306	03/25/25	1,843,442
		Series - 2015 HQ1 (Class M3)
2,421,261	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	4.456	05/25/25	2,458,418
		Series - 2015 HQ2 (Class M2)
3,143,146	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	5.106	12/25/27	3,187,017
		Series - 2015 DNA2 (Class M2)
40

TIAA-CREF FUNDS - Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$2,730,814	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.650%	5.156%	03/25/28	$2,765,461
		Series - 2015 HQA1 (Class M2)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.806	03/25/29	2,753,036
		Series - 2016 DNA4 (Class M2)
9,740,948	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	07/25/29	9,784,997
		Series - 2017 DNA1 (Class M1)
3,811,795	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	10/25/29	3,832,480
		Series - 2017 DNA2 (Class M1)
29,928,151	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	29,837,167
		Series - 2017 DNA3 (Class M1)
1,582,165	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.819	05/25/48	1,575,412
		Series - 2018 SPI2 (Class M1)
6,087,432	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.167	08/25/48	6,102,910
		Series - 2018 SPI3 (Class M1)
4,620,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	4,621,464
		Series - 2013 C6 (Class B)
1,275,000	g	UBS-Citigroup Commercial Mortgage Trust		5.154	01/10/45	1,335,552
		Series - 2011 C1 (Class AS)
3,552,847	g	VSE VOI Mortgage LLC		2.330	03/20/35	3,469,875
		Series - 2017 A (Class A)
3,182,821	g	VSE VOI Mortgage LLC		4.020	02/20/36	3,217,452
		Series - 2018 A (Class C)
10,661,376	i	Wachovia Bank Commercial Mortgage Trust		6.141	05/15/46	10,724,454
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	1,713,458
		Series - 2007 C34 (Class C)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	2,013,833
		Series - 2007 C34 (Class B)
320,888	i	Wachovia Bank Commercial Mortgage Trust		5.861	06/15/49	323,782
		Series - 2007 C32 (Class AJ)
10,000,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	10,056,298
		Series - 2012 LC5 (Class AS)
5,000,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	5,005,382
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust		3.658	05/15/48	2,061,816
		Series - 2015 NXS1 (Class B)
5,055,000		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	4,959,062
		Series - 2016 LC24 (Class ASB)
2,000,000		Wells Fargo Commercial Mortgage Trust		2.827	11/15/49	1,957,409
		Series - 2016 NXS6 (Class ASB)
1,180,000		Wells Fargo Commercial Mortgage Trust		3.467	04/15/50	1,161,176
		Series - 2015 LC20 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.185	03/15/59	1,996,293
		Series - 2016 C33 (Class ASB)
1,000,000		Wells Fargo Commercial Mortgage Trust		2.933	11/15/59	986,043
		Series - 2016 C36 (Class ASB)
41

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,000,000		WFRBS Commercial Mortgage Trust	3.345%	05/15/45	$991,101
			Series - 2013 C13 (Class AS)
	2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,290,198
			Series - 2014 C20 (Class A5)
	1,250,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	1,260,023
			Series - 2014 C24 (Class A5)
			TOTAL OTHER MORTGAGE BACKED			714,538,600

			TOTAL STRUCTURED ASSETS			1,262,821,090
			(Cost $1,283,164,500)

			TOTAL BONDS			5,355,339,630
			(Cost $5,451,946,695)

SHARES			COMPANY
COMMON STOCKS - 0.0%

ENERGY - 0.0%
	9,696	*	Peabody Energy Corp			295,534
			TOTAL ENERGY			295,534

			TOTAL COMMON STOCKS			295,534
			(Cost $133,600)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 4.5%

GOVERNMENT AGENCY DEBT - 0.5%
	$25,000,000		Federal Home Loan Bank (FHLB)	2.150	01/02/19	25,000,000
			TOTAL GOVERNMENT AGENCY DEBT			25,000,000

TREASURY DEBT - 4.0%
EGP	44,500,000	j	Egypt Treasury Bills	0.000	01/22/19	2,463,303
	48,200,000	j	Egypt Treasury Bills	0.000	02/26/19	2,620,301
	$50,700,000		United States Treasury Bill	2.254	01/31/19	50,604,998
	50,000,000	j	United States Treasury Bill	0.000	02/26/19	49,811,779
	114,430,000		United States Treasury Bill	2.363	03/28/19	113,776,775
			TOTAL TREASURY DEBT			219,277,156

			TOTAL SHORT-TERM INVESTMENTS			244,277,156
			(Cost $244,319,477)

			TOTAL INVESTMENTS - 102.5%			5,690,673,487
			(Cost $5,791,838,658)
			OTHER ASSETS & LIABILITIES, NET - (2.5)%			(136,094,809)
			NET ASSETS - 100.0%			$5,554,578,678
42

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
LKR	Sri Lankan Rupee
M	Month
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
UYU	Uruguayan Peso
W	Week

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $1,150,616,217 or 20.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
q	In default
43

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 25.1%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000	Aptiv plc	3.150%	11/19/20	$99,250
250,000	Aptiv plc	4.250	01/15/26	243,324
100,000	Aptiv plc	4.400	10/01/46	87,398
200,000	BorgWarner, Inc	3.375	03/15/25	195,722
200,000	BorgWarner, Inc	4.375	03/15/45	183,691
600,000	Delphi Corp	4.150	03/15/24	600,556
425,000	Ford Motor Co	4.346	12/08/26	379,373
500,000	Ford Motor Co	7.450	07/16/31	515,841
1,050,000	Ford Motor Co	4.750	01/15/43	812,814
750,000	Ford Motor Co	5.291	12/08/46	616,452
350,000	General Motors Co	4.200	10/01/27	315,637
500,000	General Motors Co	5.000	10/01/28	474,040
500,000	General Motors Co	6.600	04/01/36	487,163
500,000	General Motors Co	5.150	04/01/38	427,594
350,000	General Motors Co	6.750	04/01/46	339,190
500,000	General Motors Co	5.400	04/01/48	426,331
250,000	General Motors Co	5.950	04/01/49	225,691
175,000	Harley-Davidson, Inc	3.500	07/28/25	167,272
200,000	Harley-Davidson, Inc	4.625	07/28/45	188,893
750,000	Honeywell International, Inc	1.850	11/01/21	724,789
500,000	Honeywell International, Inc	3.350	12/01/23	505,621
1,000,000	Honeywell International, Inc	2.500	11/01/26	935,836
782,000	Honeywell International, Inc	3.812	11/21/47	743,471
800,000	Lear Corp	3.800	09/15/27	731,183
300,000	Magna International, Inc	3.625	06/15/24	301,279
100,000	Magna International, Inc	4.150	10/01/25	101,715
300,000	Toyota Motor Corp	3.183	07/20/21	299,790
300,000	Toyota Motor Corp	3.419	07/20/23	300,255
300,000	Toyota Motor Corp	3.669	07/20/28	303,810
	TOTAL AUTOMOBILES & COMPONENTS			11,733,981

BANKS - 4.0%
200,000	Aon Corp	4.500	12/15/28	202,586
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	345,129
400,000	Banco Santander S.A.	3.500	04/11/22	392,518
600,000	Banco Santander S.A.	3.125	02/23/23	567,235
1,000,000	Banco Santander S.A.	3.848	04/12/23	971,607
400,000	Banco Santander S.A.	5.179	11/19/25	398,198
400,000	Banco Santander S.A.	4.250	04/11/27	373,920
400,000	Banco Santander S.A.	3.800	02/23/28	355,998
1,000,000	Banco Santander S.A.	4.379	04/12/28	934,271
200,000	Bancolombia S.A.	5.950	06/03/21	207,500
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Bank of America Corp	2.625%	10/19/20	$989,331
200,000	Bank of America Corp	2.151	11/09/20	196,374
1,750,000	Bank of America Corp	2.625	04/19/21	1,726,135
500,000	Bank of America Corp	2.369	07/21/21	491,040
1,000,000	Bank of America Corp	2.328	10/01/21	980,453
3,000,000	Bank of America Corp	2.738	01/23/22	2,954,377
3,000,000	Bank of America Corp	3.499	05/17/22	3,000,337
2,225,000	Bank of America Corp	3.300	01/11/23	2,191,189
750,000	Bank of America Corp	3.124	01/20/23	737,346
1,000,000	Bank of America Corp	2.816	07/21/23	967,224
4,718,000	Bank of America Corp	3.004	12/20/23	4,580,501
3,500,000	Bank of America Corp	4.125	01/22/24	3,547,454
1,750,000	Bank of America Corp	3.550	03/05/24	1,728,736
1,500,000	Bank of America Corp	3.864	07/23/24	1,496,334
1,475,000	Bank of America Corp	4.200	08/26/24	1,462,796
3,550,000	Bank of America Corp	3.950	04/21/25	3,441,201
3,000,000	Bank of America Corp	3.093	10/01/25	2,844,351
4,000,000	Bank of America Corp	3.366	01/23/26	3,825,984
2,000,000	Bank of America Corp	3.593	07/21/28	1,897,714
4,690,000	Bank of America Corp	3.419	12/20/28	4,383,762
2,000,000	Bank of America Corp	3.970	03/05/29	1,945,231
1,400,000	Bank of America Corp	4.271	07/23/29	1,394,277
1,500,000	Bank of America Corp	5.000	01/21/44	1,554,285
1,500,000	Bank of America Corp	4.443	01/20/48	1,443,551
3,000,000	Bank of America Corp	3.946	01/23/49	2,676,020
425,000	Bank of Montreal	3.803	12/15/32	393,550
1,000,000	Bank of Nova Scotia	2.125	09/11/19	994,826
1,000,000	Bank of Nova Scotia	2.150	07/14/20	985,802
1,500,000	Bank of Nova Scotia	2.350	10/21/20	1,481,383
500,000	Bank of Nova Scotia	2.500	01/08/21	493,699
200,000	Bank of Nova Scotia	4.375	01/13/21	205,253
300,000	Bank of Nova Scotia	2.450	03/22/21	294,847
2,000,000	Bank of Nova Scotia	3.125	04/20/21	1,996,773
1,000,000	Bank of Nova Scotia	1.875	04/26/21	976,348
500,000	Bank of Nova Scotia	2.700	03/07/22	489,067
750,000	Bank of Nova Scotia	2.450	09/19/22	724,100
500,000	Bank of Nova Scotia	4.500	12/16/25	498,090
1,500,000	Barclays Bank plc	2.650	01/11/21	1,468,644
2,000,000	Barclays plc	3.200	08/10/21	1,944,420
1,500,000	Barclays plc	3.684	01/10/23	1,441,205
1,000,000	Barclays plc	4.610	02/15/23	991,518
300,000	Barclays plc	4.338	05/16/24	291,657
1,225,000	Barclays plc	3.650	03/16/25	1,131,971
600,000	Barclays plc	4.375	01/12/26	572,074
1,500,000	Barclays plc	5.200	05/12/26	1,443,513
500,000	Barclays plc	4.337	01/10/28	462,934
1,750,000	Barclays plc	4.836	05/09/28	1,604,840
500,000	Barclays plc	4.972	05/16/29	482,367
500,000	Barclays plc	5.250	08/17/45	459,771
300,000	BB&T Corp	2.625	06/29/20	297,197
300,000	BB&T Corp	2.150	02/01/21	293,609
300,000	BB&T Corp	2.850	04/01/21	297,558
500,000	BB&T Corp	2.050	05/10/21	486,847
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	BB&T Corp	3.200%	09/03/21	$748,662
200,000	BB&T Corp	3.950	03/22/22	202,559
750,000	BB&T Corp	2.750	04/01/22	737,260
500,000	BB&T Corp	3.750	12/06/23	504,174
700,000	BB&T Corp	2.850	10/26/24	672,484
750,000	BB&T Corp	3.700	06/05/25	748,485
500,000	BB&T Corp	3.800	10/30/26	495,825
500,000	BPCE S.A.	2.250	01/27/20	493,472
1,300,000	BPCE S.A.	2.650	02/03/21	1,274,807
400,000	BPCE S.A.	2.750	12/02/21	388,879
500,000	BPCE S.A.	4.000	04/15/24	502,986
300,000	BPCE S.A.	3.375	12/02/26	282,455
500,000	Branch Banking & Trust Co	2.100	01/15/20	494,722
500,000	Branch Banking & Trust Co	2.250	06/01/20	493,712
500,000	Branch Banking & Trust Co	2.625	01/15/22	490,674
250,000	Branch Banking & Trust Co	3.625	09/16/25	245,182
300,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	294,342
1,000,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	989,855
500,000	Canadian Imperial Bank of Commerce	2.550	06/16/22	486,850
500,000	Canadian Imperial Bank of Commerce	3.500	09/13/23	500,334
900,000	Capital One Bank USA NA	2.950	07/23/21	885,592
500,000	Capital One Bank USA NA	2.650	08/08/22	480,128
1,000,000	Capital One NA	2.250	09/13/21	964,597
1,000,000	CitiBank NA	3.050	05/01/20	998,590
750,000	CitiBank NA	2.100	06/12/20	737,472
1,000,000	CitiBank NA	2.125	10/20/20	979,995
3,000,000	CitiBank NA	2.850	02/12/21	2,972,789
500,000	CitiBank NA	3.400	07/23/21	500,616
4,250,000	Citigroup, Inc	2.700	03/30/21	4,185,005
1,250,000	Citigroup, Inc	2.350	08/02/21	1,214,277
2,700,000	Citigroup, Inc	4.500	01/14/22	2,758,565
500,000	Citigroup, Inc	2.700	10/27/22	481,950
500,000	Citigroup, Inc	3.142	01/24/23	491,104
4,600,000	Citigroup, Inc	3.500	05/15/23	4,515,753
1,000,000	Citigroup, Inc	2.876	07/24/23	967,434
1,500,000	Citigroup, Inc	4.044	06/01/24	1,505,738
500,000	Citigroup, Inc	4.000	08/05/24	493,941
1,000,000	Citigroup, Inc	3.700	01/12/26	961,923
750,000	Citigroup, Inc	4.600	03/09/26	740,556
1,000,000	Citigroup, Inc	3.400	05/01/26	941,089
1,000,000	Citigroup, Inc	3.200	10/21/26	923,500
1,100,000	Citigroup, Inc	4.300	11/20/26	1,058,328
1,500,000	Citigroup, Inc	4.450	09/29/27	1,446,365
500,000	Citigroup, Inc	3.887	01/10/28	480,955
1,000,000	Citigroup, Inc	3.668	07/24/28	945,211
1,700,000	Citigroup, Inc	4.125	07/25/28	1,596,326
3,000,000	Citigroup, Inc	3.520	10/27/28	2,799,402
4,000,000	Citigroup, Inc	4.075	04/23/29	3,903,751
750,000	Citigroup, Inc	3.878	01/24/39	674,119
200,000	Citigroup, Inc	5.875	01/30/42	226,305
225,000	Citigroup, Inc	6.675	09/13/43	265,734
525,000	Citigroup, Inc	4.650	07/30/45	512,047
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,800,000	Citigroup, Inc	4.750%	05/18/46	$2,585,526
1,500,000	Citigroup, Inc	4.650	07/23/48	1,468,028
300,000	Citizens Bank NA	2.450	12/04/19	297,878
750,000	Citizens Bank NA	2.250	03/02/20	741,879
250,000	Citizens Bank NA	2.200	05/26/20	246,381
300,000	Citizens Bank NA	2.250	10/30/20	294,255
150,000	Citizens Bank NA	2.550	05/13/21	146,706
350,000	Citizens Bank NA	2.650	05/26/22	340,021
500,000	Citizens Bank NA	3.700	03/29/23	502,447
100,000	Citizens Financial Group, Inc	2.375	07/28/21	97,407
300,000	Citizens Financial Group, Inc	4.300	12/03/25	296,206
200,000	Comerica Bank	4.000	07/27/25	198,804
600,000	Comerica, Inc	2.500	06/02/20	592,458
300,000	Comerica, Inc	3.700	07/31/23	299,814
500,000	Commonwealth Bank of Australia	2.400	11/02/20	492,191
300,000	Commonwealth Bank of Australia	2.550	03/15/21	295,410
500,000	Compass Bank	3.500	06/11/21	498,587
250,000	Compass Bank	2.875	06/29/22	239,544
500,000	Compass Bank	3.875	04/10/25	479,518
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	1,487,017
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,516,509
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,471,264
400,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	436,053
1,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,140,090
500,000	Cooperatieve Rabobank UA	1.375	08/09/19	495,168
500,000	Cooperatieve Rabobank UA	4.500	01/11/21	511,753
1,000,000	Cooperatieve Rabobank UA	2.500	01/19/21	983,468
1,000,000	Cooperatieve Rabobank UA	3.125	04/26/21	996,304
625,000	Cooperatieve Rabobank UA	2.750	01/10/22	612,724
500,000	Cooperatieve Rabobank UA	2.750	01/10/23	483,732
1,850,000	Cooperatieve Rabobank UA	3.750	07/21/26	1,734,579
350,000	Cooperatieve Rabobank UA	5.250	05/24/41	385,993
300,000	Discover Bank	3.100	06/04/20	297,901
300,000	Discover Bank	3.200	08/09/21	296,871
1,000,000	Discover Bank	3.350	02/06/23	973,304
900,000	Discover Bank	4.200	08/08/23	900,151
200,000	Discover Bank	4.250	03/13/26	195,331
825,000	Discover Bank	3.450	07/27/26	756,908
300,000	Discover Bank	4.682	08/09/28	293,580
350,000	Discover Bank	4.650	09/13/28	341,164
400,000	Fifth Third Bancorp	2.875	07/27/20	397,523
200,000	Fifth Third Bancorp	2.875	10/01/21	197,630
200,000	Fifth Third Bancorp	3.500	03/15/22	200,344
750,000	Fifth Third Bancorp	2.600	06/15/22	729,525
1,600,000	Fifth Third Bancorp	3.850	03/15/26	1,576,736
500,000	Fifth Third Bancorp	3.950	03/14/28	496,762
140,000	Fifth Third Bancorp	8.250	03/01/38	185,998
500,000	Fifth Third Bank	2.200	10/30/20	490,086
300,000	Fifth Third Bank	2.250	06/14/21	292,847
200,000	Fifth Third Bank	3.350	07/26/21	200,374
300,000	Fifth Third Bank	3.950	07/28/25	304,156
200,000	First Horizon National Corp	3.500	12/15/20	199,762
500,000	First Republic Bank	2.500	06/06/22	484,519
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$175,000	First Republic Bank	4.375%	08/01/46	$162,042
500,000	Goldman Sachs Bank USA	3.200	06/05/20	499,020
750,000	HSBC Bank USA NA	4.875	08/24/20	766,298
266,000	HSBC Bank USA NA	5.875	11/01/34	295,387
33,000	HSBC Bank USA NA	7.000	01/15/39	41,704
1,400,000	HSBC Holdings plc	3.400	03/08/21	1,395,855
400,000	HSBC Holdings plc	2.950	05/25/21	394,360
1,000,000	HSBC Holdings plc	2.650	01/05/22	970,087
150,000	HSBC Holdings plc	4.875	01/14/22	155,043
1,400,000	HSBC Holdings plc	3.262	03/13/23	1,370,059
1,750,000	HSBC Holdings plc	3.600	05/25/23	1,739,902
200,000	HSBC Holdings plc	3.033	11/22/23	193,572
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,339,661
2,000,000	HSBC Holdings plc	3.950	05/18/24	1,989,081
1,000,000	HSBC Holdings plc	4.250	08/18/25	971,022
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,208,939
1,900,000	HSBC Holdings plc	3.900	05/25/26	1,821,491
750,000	HSBC Holdings plc	4.292	09/12/26	740,652
250,000	HSBC Holdings plc	4.375	11/23/26	242,155
3,500,000	HSBC Holdings plc	4.041	03/13/28	3,350,436
2,200,000	HSBC Holdings plc	4.583	06/19/29	2,182,021
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,637,702
550,000	HSBC Holdings plc	6.100	01/14/42	639,225
1,175,000	HSBC Holdings plc	5.250	03/14/44	1,175,859
750,000	HSBC USA, Inc	2.375	11/13/19	745,236
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,474,450
750,000	HSBC USA, Inc	2.750	08/07/20	741,715
1,000,000	HSBC USA, Inc	3.500	06/23/24	984,279
2,000,000	Huntington Bancshares, Inc	3.150	03/14/21	1,991,026
500,000	Huntington Bancshares, Inc	4.000	05/15/25	502,829
400,000	Huntington National Bank	2.375	03/10/20	396,076
300,000	Huntington National Bank	3.250	05/14/21	299,243
500,000	Huntington National Bank	3.550	10/06/23	497,517
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	249,664
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,284,154
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	293,317
250,000	Industrial & Commercial Bank of China Ltd	2.452	10/20/21	242,771
4,000,000	Industrial & Commercial Bank of China Ltd	3.538	11/08/27	3,830,176
750,000	ING Groep NV	3.150	03/29/22	737,396
200,000	ING Groep NV	4.100	10/02/23	199,866
1,250,000	ING Groep NV	3.950	03/29/27	1,200,079
500,000	ING Groep NV	4.550	10/02/28	494,623
500,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	488,256
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	991,625
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,732,375
1,750,000	JPMorgan Chase & Co	2.750	06/23/20	1,739,698
700,000	JPMorgan Chase & Co	4.400	07/22/20	712,543
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,852,450
2,000,000	JPMorgan Chase & Co	2.550	10/29/20	1,977,387
2,000,000	JPMorgan Chase & Co	2.550	03/01/21	1,971,715
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	978,067
325,000	JPMorgan Chase & Co	2.295	08/15/21	317,071
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	JPMorgan Chase & Co	4.500%	01/24/22	$515,171
1,000,000	JPMorgan Chase & Co	3.514	06/18/22	1,002,224
3,150,000	JPMorgan Chase & Co	2.972	01/15/23	3,071,010
2,350,000	JPMorgan Chase & Co	3.200	01/25/23	2,315,631
4,000,000	JPMorgan Chase & Co	3.559	04/23/24	3,969,512
1,000,000	JPMorgan Chase & Co	3.625	05/13/24	993,268
1,000,000	JPMorgan Chase & Co	3.797	07/23/24	1,001,743
2,100,000	JPMorgan Chase & Co	3.875	09/10/24	2,070,268
750,000	JPMorgan Chase & Co	4.023	12/05/24	756,338
750,000	JPMorgan Chase & Co	3.220	03/01/25	724,435
1,600,000	JPMorgan Chase & Co	3.900	07/15/25	1,586,188
2,500,000	JPMorgan Chase & Co	3.300	04/01/26	2,382,016
1,000,000	JPMorgan Chase & Co	3.200	06/15/26	942,247
500,000	JPMorgan Chase & Co	2.950	10/01/26	462,010
1,000,000	JPMorgan Chase & Co	4.125	12/15/26	979,781
1,000,000	JPMorgan Chase & Co	3.782	02/01/28	971,242
750,000	JPMorgan Chase & Co	3.509	01/23/29	710,353
4,000,000	JPMorgan Chase & Co	4.005	04/23/29	3,933,985
1,500,000	JPMorgan Chase & Co	4.203	07/23/29	1,496,353
750,000	JPMorgan Chase & Co	4.452	12/05/29	763,335
1,000,000	JPMorgan Chase & Co	3.882	07/24/38	911,105
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,062,367
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,100,637
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	1,827,830
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	1,909,348
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	896,239
1,500,000	JPMorgan Chase & Co	3.964	11/15/48	1,329,660
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,537,109
750,000	JPMorgan Chase & Co	6.000	N/A‡	733,125
750,000	JPMorgan Chase Bank NA	1.650	09/23/19	743,111
3,000,000	JPMorgan Chase Bank NA	2.604	02/01/21	2,975,833
1,000,000	JPMorgan Chase Bank NA	3.086	04/26/21	995,819
790,000	KeyBank NA	1.600	08/22/19	782,980
175,000	KeyBank NA	2.250	03/16/20	173,118
500,000	KeyBank NA	2.500	11/22/21	490,137
300,000	KeyBank NA	3.180	05/22/22	298,653
300,000	KeyBank NA	2.400	06/09/22	290,516
300,000	KeyBank NA	2.300	09/14/22	288,794
750,000	KeyBank NA	3.375	03/07/23	749,102
500,000	KeyBank NA	3.300	06/01/25	488,130
300,000	KeyBank NA	3.400	05/20/26	287,906
1,200,000	KeyCorp	2.900	09/15/20	1,191,895
200,000	KeyCorp	4.150	10/29/25	203,244
500,000	KeyCorp	4.100	04/30/28	500,962
800,000	Lloyds Bank plc	2.700	08/17/20	789,746
1,000,000	Lloyds Bank plc	3.300	05/07/21	996,930
300,000	Lloyds Banking Group plc	3.000	01/11/22	290,201
750,000	Lloyds Banking Group plc	4.050	08/16/23	740,897
500,000	Lloyds Banking Group plc	2.907	11/07/23	472,779
2,500,000	Lloyds Banking Group plc	4.500	11/04/24	2,413,880
1,000,000	Lloyds Banking Group plc	4.450	05/08/25	993,390
300,000	Lloyds Banking Group plc	3.750	01/11/27	275,755
2,500,000	Lloyds Banking Group plc	4.375	03/22/28	2,373,103
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Lloyds Banking Group plc	4.550%	08/16/28	$480,694
1,550,000	Lloyds Banking Group plc	3.574	11/07/28	1,379,558
750,000	Lloyds Banking Group plc	4.344	01/09/48	591,996
300,000	M&T Bank Corp	3.550	07/26/23	301,106
150,000	Manufacturers & Traders Trust Co	2.100	02/06/20	148,372
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	245,032
500,000	Manufacturers & Traders Trust Co	2.625	01/25/21	493,321
500,000	Manufacturers & Traders Trust Co	2.500	05/18/22	485,674
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,056,190
1,222,000	Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,209,681
300,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	300,852
500,000	Mitsubishi UFJ Financial Group, Inc	2.190	09/13/21	482,651
400,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	394,382
500,000	Mitsubishi UFJ Financial Group, Inc	2.665	07/25/22	485,892
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,490,705
800,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	803,639
1,500,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,499,331
1,600,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,592,732
400,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	392,482
500,000	Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	476,657
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,004,057
300,000	Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	303,483
300,000	Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	300,266
1,800,000	Mizuho Financial Group, Inc	2.601	09/11/22	1,740,911
500,000	Mizuho Financial Group, Inc	3.549	03/05/23	498,912
500,000	Mizuho Financial Group, Inc	3.922	09/11/24	505,254
750,000	Mizuho Financial Group, Inc	2.839	09/13/26	696,836
200,000	Mizuho Financial Group, Inc	3.663	02/28/27	196,814
300,000	Mizuho Financial Group, Inc	3.170	09/11/27	282,293
500,000	Mizuho Financial Group, Inc	4.018	03/05/28	505,214
400,000	Mizuho Financial Group, Inc	4.254	09/11/29	403,820
160,000	MUFG Americas Holdings Corp	3.000	02/10/25	153,505
500,000	National Australia Bank Ltd	2.250	01/10/20	495,706
500,000	National Australia Bank Ltd	2.125	05/22/20	492,756
350,000	National Australia Bank Ltd	2.625	07/23/20	346,258
300,000	National Australia Bank Ltd	2.500	01/12/21	295,191
300,000	National Australia Bank Ltd	2.625	01/14/21	296,536
500,000	National Australia Bank Ltd	1.875	07/12/21	481,191
1,000,000	National Australia Bank Ltd	3.375	09/20/21	998,927
500,000	National Australia Bank Ltd	3.700	11/04/21	505,086
500,000	National Australia Bank Ltd	2.800	01/10/22	490,103
200,000	National Australia Bank Ltd	3.000	01/20/23	196,086
500,000	National Australia Bank Ltd	2.875	04/12/23	485,975
1,000,000	National Australia Bank Ltd	3.625	06/20/23	1,000,741
300,000	National Australia Bank Ltd	3.375	01/14/26	291,575
500,000	National Australia Bank Ltd	2.500	07/12/26	455,929
400,000	National Bank of Canada	2.150	06/12/20	394,136
300,000	National Bank of Canada	2.200	11/02/20	293,998
350,000	Northern Trust Corp	2.375	08/02/22	340,141
500,000	Northern Trust Corp	3.950	10/30/25	509,595
500,000	Northern Trust Corp	3.650	08/03/28	499,412
100,000	Northern Trust Corp	3.375	05/08/32	93,103
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	People’s United Bank	4.000%	07/15/24	$300,778
100,000	People’s United Financial, Inc	3.650	12/06/22	100,092
600,000	PNC Bank NA	2.400	10/18/19	596,463
750,000	PNC Bank NA	2.000	05/19/20	738,222
300,000	PNC Bank NA	2.300	06/01/20	295,917
300,000	PNC Bank NA	2.600	07/21/20	297,320
550,000	PNC Bank NA	2.450	11/05/20	543,153
500,000	PNC Bank NA	2.500	01/22/21	493,355
500,000	PNC Bank NA	2.150	04/29/21	487,127
500,000	PNC Bank NA	2.550	12/09/21	487,772
500,000	PNC Bank NA	2.625	02/17/22	488,664
1,500,000	PNC Bank NA	2.450	07/28/22	1,452,740
750,000	PNC Bank NA	2.700	11/01/22	728,773
500,000	PNC Bank NA	2.950	01/30/23	486,932
1,000,000	PNC Bank NA	3.500	06/08/23	1,001,919
600,000	PNC Bank NA	2.950	02/23/25	577,572
550,000	PNC Bank NA	3.250	06/01/25	533,989
500,000	PNC Bank NA	3.100	10/25/27	477,231
500,000	PNC Bank NA	3.250	01/22/28	483,403
550,000	PNC Bank NA	4.050	07/26/28	552,835
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	297,414
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	286,437
150,000	PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	146,986
645,000	PNC Funding Corp	5.125	02/08/20	658,552
50,000	PNC Funding Corp	4.375	08/11/20	50,910
500,000	Regions Bank	2.750	04/01/21	491,738
250,000	Regions Bank	3.374	08/13/21	248,933
1,350,000	Regions Financial Corp	3.200	02/08/21	1,341,320
500,000	Regions Financial Corp	2.750	08/14/22	482,365
500,000	Regions Financial Corp	3.800	08/14/23	500,863
1,000,000	Royal Bank of Canada	2.200	09/23/19	994,568
750,000	Royal Bank of Canada	1.875	02/05/20	742,097
500,000	Royal Bank of Canada	2.125	03/02/20	494,779
250,000	Royal Bank of Canada	2.150	03/06/20	247,790
500,000	Royal Bank of Canada	2.100	10/14/20	492,974
500,000	Royal Bank of Canada	2.150	10/26/20	492,105
500,000	Royal Bank of Canada	2.350	10/30/20	493,823
750,000	Royal Bank of Canada	2.300	03/22/21	739,637
2,000,000	Royal Bank of Canada	3.200	04/30/21	1,999,720
1,300,000	Royal Bank of Canada	2.750	02/01/22	1,279,146
500,000	Royal Bank of Canada	3.700	10/05/23	501,973
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,029,891
1,500,000	Royal Bank of Scotland Group plc	3.498	05/15/23	1,442,358
1,000,000	Royal Bank of Scotland Group plc	3.875	09/12/23	958,627
500,000	Royal Bank of Scotland Group plc	4.519	06/25/24	490,586
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	730,887
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	955,098
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	2,894,551
250,000	Santander Holdings USA, Inc	2.650	04/17/20	246,732
500,000	Santander Holdings USA, Inc	4.450	12/03/21	508,640
1,150,000	Santander Holdings USA, Inc	3.700	03/28/22	1,129,361
1,200,000	Santander Holdings USA, Inc	3.400	01/18/23	1,153,124
250,000	Santander Holdings USA, Inc	4.500	07/17/25	247,635
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$450,000	Santander Holdings USA, Inc	4.400%	07/13/27	$426,029
600,000	Santander UK Group Holdings plc	2.875	10/16/20	589,651
200,000	Santander UK Group Holdings plc	3.125	01/08/21	196,392
1,500,000	Santander UK Group Holdings plc	3.571	01/10/23	1,435,701
500,000	Santander UK Group Holdings plc	3.373	01/05/24	474,387
500,000	Santander UK Group Holdings plc	4.796	11/15/24	496,439
300,000	Santander UK Group Holdings plc	3.823	11/03/28	271,255
1,200,000	Santander UK plc	2.125	11/03/20	1,171,789
200,000	Santander UK plc	2.500	01/05/21	195,328
750,000	Santander UK plc	3.400	06/01/21	746,312
200,000	Santander UK plc	3.750	11/15/21	199,522
500,000	Santander UK plc	4.000	03/13/24	504,060
400,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	395,446
300,000	Skandinaviska Enskilda Banken AB	2.300	03/11/20	296,845
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	493,533
400,000	Skandinaviska Enskilda Banken AB	1.875	09/13/21	384,505
300,000	Skandinaviska Enskilda Banken AB	2.800	03/11/22	293,934
300,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	296,736
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	248,133
500,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	494,851
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	295,793
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	247,156
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	782,256
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	306,481
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	493,913
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	248,814
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	494,720
1,250,000	Sumitomo Mitsui Financial Group, Inc	2.058	07/14/21	1,210,529
425,000	Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	414,379
700,000	Sumitomo Mitsui Financial Group, Inc	2.846	01/11/22	687,107
500,000	Sumitomo Mitsui Financial Group, Inc	2.784	07/12/22	487,180
1,225,000	Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	1,190,266
1,300,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,275,156
750,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	754,760
500,000	Sumitomo Mitsui Financial Group, Inc	3.936	10/16/23	508,756
1,000,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	990,527
500,000	Sumitomo Mitsui Financial Group, Inc	2.632	07/14/26	457,493
500,000	Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	469,261
500,000	Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	483,237
500,000	Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	479,344
500,000	Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	479,214
500,000	Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	485,952
750,000	Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	749,966
500,000	Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	514,127
500,000	SunTrust Bank	2.250	01/31/20	494,011
300,000	SunTrust Bank	2.590	01/29/21	297,053
300,000	SunTrust Bank	3.525	10/26/21	300,302
1,000,000	SunTrust Bank	2.450	08/01/22	964,011
300,000	SunTrust Bank	3.502	08/02/22	299,090
500,000	SunTrust Bank	3.000	02/02/23	490,087
500,000	SunTrust Bank	3.689	08/02/24	497,953
800,000	SunTrust Banks, Inc	2.900	03/03/21	793,052
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	SunTrust Banks, Inc	4.000%	05/01/25	$501,819
200,000	SunTrust Banks, Inc	4.050	11/03/25	203,471
50,000	SVB Financial Group	5.375	09/15/20	51,568
1,350,000	Svenska Handelsbanken AB	1.950	09/08/20	1,319,276
750,000	Svenska Handelsbanken AB	2.450	03/30/21	735,240
750,000	Svenska Handelsbanken AB	3.350	05/24/21	749,563
250,000	Svenska Handelsbanken AB	1.875	09/07/21	240,889
500,000	Svenska Handelsbanken AB	3.900	11/20/23	504,527
1,000,000	Synchrony Bank	3.650	05/24/21	978,409
225,000	Synchrony Bank	3.000	06/15/22	210,236
300,000	Synovus Financial Corp	3.125	11/01/22	283,122
200,000	Toronto-Dominion Bank	1.850	09/11/20	196,306
350,000	Toronto-Dominion Bank	3.150	09/17/20	350,751
300,000	Toronto-Dominion Bank	2.500	12/14/20	296,982
1,000,000	Toronto-Dominion Bank	2.550	01/25/21	989,806
900,000	Toronto-Dominion Bank	2.125	04/07/21	880,655
500,000	Toronto-Dominion Bank	3.250	06/11/21	502,029
1,500,000	Toronto-Dominion Bank	1.800	07/13/21	1,451,209
500,000	Toronto-Dominion Bank	3.500	07/19/23	503,411
1,000,000	Toronto-Dominion Bank	3.625	09/15/31	944,950
225,000	UnionBanCal Corp	3.500	06/18/22	225,526
700,000	US Bancorp	2.625	01/24/22	687,902
750,000	US Bancorp	3.100	04/27/26	710,522
500,000	US Bancorp	2.375	07/22/26	456,241
1,000,000	US Bancorp	3.150	04/27/27	958,518
750,000	US Bancorp	3.900	04/26/28	759,602
1,000,000	US Bank NA	2.350	01/23/20	993,542
2,050,000	US Bank NA	2.000	01/24/20	2,030,628
250,000	US Bank NA	3.050	07/24/20	249,663
500,000	US Bank NA	2.050	10/23/20	490,730
1,000,000	US Bank NA	3.150	04/26/21	1,000,886
750,000	US Bank NA	3.104	05/21/21	748,865
1,000,000	US Bank NA	2.850	01/23/23	982,877
250,000	US Bank NA	3.400	07/24/23	250,087
500,000	US Bank NA	2.800	01/27/25	480,640
500,000	Wells Fargo Bank NA	2.150	12/06/19	495,474
1,000,000	Wells Fargo Bank NA	2.400	01/15/20	991,384
3,000,000	Wells Fargo Bank NA	2.600	01/15/21	2,962,641
700,000	Wells Fargo Bank NA	3.325	07/23/21	699,300
1,000,000	Wells Fargo Bank NA	3.625	10/22/21	1,005,873
2,000,000	Wells Fargo Bank NA	3.550	08/14/23	1,992,654
400,000	Western Union Co	5.253	04/01/20	407,378
300,000	Western Union Co	3.600	03/15/22	298,823
200,000	Western Union Co	4.250	06/09/23	201,224
75,000	Westpac Banking Corp	4.875	11/19/19	76,164
800,000	Westpac Banking Corp	2.150	03/06/20	791,323
500,000	Westpac Banking Corp	3.050	05/15/20	500,278
2,300,000	Westpac Banking Corp	2.300	05/26/20	2,273,024
500,000	Westpac Banking Corp	2.650	01/25/21	494,932
500,000	Westpac Banking Corp	2.100	05/13/21	486,385
500,000	Westpac Banking Corp	2.000	08/19/21	484,007
400,000	Westpac Banking Corp	2.800	01/11/22	392,465
750,000	Westpac Banking Corp	2.500	06/28/22	726,900
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Westpac Banking Corp	2.750%	01/11/23	$291,100
1,000,000	Westpac Banking Corp	3.650	05/15/23	1,005,952
500,000	Westpac Banking Corp	2.850	05/13/26	464,937
500,000	Westpac Banking Corp	2.700	08/19/26	461,262
500,000	Westpac Banking Corp	3.350	03/08/27	480,440
500,000	Westpac Banking Corp	3.400	01/25/28	481,324
950,000	Westpac Banking Corp	4.322	11/23/31	897,458
	TOTAL BANKS			420,510,056

CAPITAL GOODS - 1.0%
300,000	ABB Finance USA, Inc	2.800	04/03/20	298,929
500,000	ABB Finance USA, Inc	2.875	05/08/22	492,310
300,000	ABB Finance USA, Inc	3.375	04/03/23	299,659
300,000	ABB Finance USA, Inc	3.800	04/03/28	304,622
650,000	ABB Finance USA, Inc	4.375	05/08/42	660,208
100,000	Agilent Technologies, Inc	5.000	07/15/20	102,652
100,000	Agilent Technologies, Inc	3.200	10/01/22	98,787
400,000	Agilent Technologies, Inc	3.875	07/15/23	403,788
200,000	Agilent Technologies, Inc	3.050	09/22/26	185,174
200,000	Air Lease Corp	2.125	01/15/20	197,088
200,000	Air Lease Corp	2.500	03/01/21	194,966
200,000	Air Lease Corp	3.875	04/01/21	200,248
200,000	Air Lease Corp	3.375	06/01/21	198,084
500,000	Air Lease Corp	3.500	01/15/22	492,026
500,000	Air Lease Corp	3.750	02/01/22	494,755
400,000	Air Lease Corp	2.625	07/01/22	379,143
200,000	Air Lease Corp	2.750	01/15/23	189,238
750,000	Air Lease Corp	3.875	07/03/23	738,111
300,000	Air Lease Corp	3.250	03/01/25	276,279
500,000	Air Lease Corp	3.625	04/01/27	447,434
200,000	Air Lease Corp	3.625	12/01/27	176,768
300,000	Air Lease Corp	4.625	10/01/28	283,541
500,000	Aircastle Ltd	5.125	03/15/21	508,126
200,000	Aircastle Ltd	4.400	09/25/23	196,692
1,000,000	Aircastle Ltd	4.125	05/01/24	943,585
250,000	Applied Materials, Inc	2.625	10/01/20	247,998
400,000	Applied Materials, Inc	4.300	06/15/21	411,770
250,000	Applied Materials, Inc	3.900	10/01/25	251,689
800,000	Applied Materials, Inc	3.300	04/01/27	767,994
250,000	Applied Materials, Inc	5.100	10/01/35	266,317
100,000	Applied Materials, Inc	5.850	06/15/41	118,115
500,000	Applied Materials, Inc	4.350	04/01/47	490,763
200,000	Arrow Electronics, Inc	3.500	04/01/22	197,303
125,000	Arrow Electronics, Inc	3.250	09/08/24	116,380
200,000	Arrow Electronics, Inc	4.000	04/01/25	194,891
200,000	Arrow Electronics, Inc	3.875	01/12/28	182,289
200,000	Avnet, Inc	3.750	12/01/21	201,155
300,000	Avnet, Inc	4.875	12/01/22	306,397
200,000	Avnet, Inc	4.625	04/15/26	195,499
100,000	Carlisle Cos, Inc	3.750	11/15/22	98,536
200,000	Carlisle Cos, Inc	3.500	12/01/24	191,490
200,000	Carlisle Cos, Inc	3.750	12/01/27	189,584
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Caterpillar Financial Services Corp	2.100%	01/10/20	$495,064
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	197,588
300,000	Caterpillar Financial Services Corp	2.950	05/15/20	299,751
1,300,000	Caterpillar Financial Services Corp	1.850	09/04/20	1,274,268
300,000	Caterpillar Financial Services Corp	3.350	12/07/20	301,172
300,000	Caterpillar Financial Services Corp	2.900	03/15/21	299,763
750,000	Caterpillar Financial Services Corp	1.700	08/09/21	719,873
500,000	Caterpillar Financial Services Corp	2.400	06/06/22	488,040
500,000	Caterpillar Financial Services Corp	2.550	11/29/22	485,633
300,000	Caterpillar Financial Services Corp	3.450	05/15/23	301,669
500,000	Caterpillar Financial Services Corp	3.650	12/07/23	506,007
725,000	Caterpillar Financial Services Corp	3.250	12/01/24	716,629
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	460,061
1,700,000	Caterpillar, Inc	3.400	05/15/24	1,707,984
1,738,000	Caterpillar, Inc	3.803	08/15/42	1,619,160
300,000	Caterpillar, Inc	4.300	05/15/44	304,636
1,000,000	CNH Industrial Capital LLC	3.875	10/15/21	993,300
300,000	CNH Industrial Capital LLC	4.200	01/15/24	296,458
200,000	Crane Co	4.200	03/15/48	183,439
300,000	CRH America, Inc	5.750	01/15/21	309,454
200,000	Cummins, Inc	3.650	10/01/23	203,777
200,000	Cummins, Inc	4.875	10/01/43	220,464
300,000	Danaher Corp	2.400	09/15/20	297,197
200,000	Danaher Corp	3.350	09/15/25	196,830
200,000	Danaher Corp	4.375	09/15/45	206,619
218,000	Deere & Co	5.375	10/16/29	248,795
650,000	Deere & Co	3.900	06/09/42	628,987
825,000	Dover Corp	3.150	11/15/25	789,246
100,000	Dover Corp	5.375	03/01/41	108,548
1,075,000	Eaton Corp	2.750	11/02/22	1,045,481
200,000	Eaton Corp	3.103	09/15/27	189,721
150,000	Eaton Corp	4.000	11/02/32	148,264
750,000	Eaton Corp	4.150	11/02/42	697,184
200,000	Eaton Corp	3.915	09/15/47	179,005
1,650,000	Embraer Netherlands Finance BV	5.400	02/01/27	1,703,642
400,000	Emerson Electric Co	4.875	10/15/19	405,561
350,000	Emerson Electric Co	2.625	02/15/23	342,822
200,000	Emerson Electric Co	3.150	06/01/25	195,508
200,000	Emerson Electric Co	5.250	11/15/39	222,890
200,000	FLIR Systems, Inc	3.125	06/15/21	197,178
150,000	Flowserve Corp	3.500	09/15/22	146,962
200,000	Flowserve Corp	4.000	11/15/23	197,423
500,000	Fortive Corp	2.350	06/15/21	487,513
275,000	Fortive Corp	3.150	06/15/26	259,481
250,000	Fortive Corp	4.300	06/15/46	233,736
1,000,000	General Dynamics Corp	2.875	05/11/20	1,000,543
1,000,000	General Dynamics Corp	3.000	05/11/21	1,002,149
500,000	General Dynamics Corp	3.375	05/15/23	503,430
300,000	General Dynamics Corp	1.875	08/15/23	282,606
1,200,000	General Dynamics Corp	2.375	11/15/24	1,137,172
750,000	General Dynamics Corp	3.500	05/15/25	747,266
750,000	General Dynamics Corp	3.750	05/15/28	758,462
225,000	General Dynamics Corp	3.600	11/15/42	212,807
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,725,000	General Electric Co	2.700%	10/09/22	$1,600,588
2,875,000	General Electric Co	4.125	10/09/42	2,242,562
1,850,000	General Electric Co	4.500	03/11/44	1,510,664
300,000	Huntington Ingalls Industries, Inc	3.483	12/01/27	279,429
100,000	IDEX Corp	4.500	12/15/20	101,822
200,000	IDEX Corp	4.200	12/15/21	202,924
1,000,000	Illinois Tool Works, Inc	2.650	11/15/26	929,730
200,000	Illinois Tool Works, Inc	4.875	09/15/41	218,103
1,000,000	Illinois Tool Works, Inc	3.900	09/01/42	982,145
300,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	297,158
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	307,399
400,000	Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	389,421
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	225,707
150,000	Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	141,269
500,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	495,035
600,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	594,375
350,000	John Deere Capital Corp	1.700	01/15/20	345,412
200,000	John Deere Capital Corp	2.200	03/13/20	198,142
300,000	John Deere Capital Corp	1.950	06/22/20	295,274
125,000	John Deere Capital Corp	2.450	09/11/20	123,551
200,000	John Deere Capital Corp	2.350	01/08/21	197,242
1,175,000	John Deere Capital Corp	2.550	01/08/21	1,164,288
400,000	John Deere Capital Corp	2.800	03/04/21	397,677
1,000,000	John Deere Capital Corp	2.875	03/12/21	997,279
300,000	John Deere Capital Corp	3.125	09/10/21	300,538
200,000	John Deere Capital Corp	3.150	10/15/21	200,284
500,000	John Deere Capital Corp	2.650	01/06/22	490,416
400,000	John Deere Capital Corp	2.150	09/08/22	383,342
200,000	John Deere Capital Corp	2.700	01/06/23	195,041
600,000	John Deere Capital Corp	2.800	03/06/23	586,595
300,000	John Deere Capital Corp	3.450	06/07/23	301,124
200,000	John Deere Capital Corp	3.650	10/12/23	202,080
850,000	John Deere Capital Corp	2.650	06/24/24	815,247
1,100,000	John Deere Capital Corp	3.450	03/13/25	1,096,392
125,000	John Deere Capital Corp	3.400	09/11/25	124,163
200,000	John Deere Capital Corp	2.800	09/08/27	189,121
200,000	John Deere Capital Corp	3.050	01/06/28	190,348
160,000	Johnson Controls International plc	4.250	03/01/21	163,064
1,300,000	Johnson Controls International plc	3.900	02/14/26	1,275,534
270,000	Johnson Controls International plc	6.000	01/15/36	301,912
200,000	Johnson Controls International plc	5.125	09/14/45	198,994
125,000	Johnson Controls International plc	4.500	02/15/47	115,807
300,000	Johnson Controls International plc (Step Bond)	3.625	07/02/24	295,602
325,000	Johnson Controls International plc (Step Bond)	4.625	07/02/44	307,754
100,000	Johnson Controls International plc (Step Bond)	4.950	07/02/64	93,084
150,000	Kennametal, Inc	3.875	02/15/22	149,471
200,000	Kennametal, Inc	4.625	06/15/28	199,399
866,000	KLA-Tencor Corp	4.125	11/01/21	879,929
509,000	Lam Research Corp	2.750	03/15/20	504,153
400,000	Lam Research Corp	2.800	06/15/21	395,530
200,000	Lam Research Corp	3.800	03/15/25	200,096
100,000	Legrand France S.A.	8.500	02/15/25	123,428
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Lennox International, Inc	3.000%	11/15/23	$94,095
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,063,003
500,000	Lockheed Martin Corp	3.100	01/15/23	495,549
300,000	Lockheed Martin Corp	2.900	03/01/25	287,987
2,000,000	Lockheed Martin Corp	3.550	01/15/26	1,985,540
300,000	Lockheed Martin Corp	3.600	03/01/35	279,635
500,000	Lockheed Martin Corp	4.500	05/15/36	516,455
1,608,000	Lockheed Martin Corp	4.070	12/15/42	1,536,366
969,000	Lockheed Martin Corp	4.090	09/15/52	908,767
200,000	Mosaic Co	3.250	11/15/22	195,284
300,000	Mosaic Co	4.250	11/15/23	301,519
300,000	Mosaic Co	4.050	11/15/27	284,693
300,000	Mosaic Co	5.450	11/15/33	308,596
100,000	Mosaic Co	4.875	11/15/41	91,196
300,000	Mosaic Co	5.625	11/15/43	305,092
250,000	Parker-Hannifin Corp	3.500	09/15/22	251,146
300,000	Parker-Hannifin Corp	3.300	11/21/24	296,189
175,000	Parker-Hannifin Corp	3.250	03/01/27	167,762
200,000	Parker-Hannifin Corp	4.200	11/21/34	198,860
200,000	Parker-Hannifin Corp	4.450	11/21/44	201,961
350,000	Parker-Hannifin Corp	4.100	03/01/47	335,563
775,000	Precision Castparts Corp	2.500	01/15/23	753,537
300,000	Precision Castparts Corp	3.250	06/15/25	294,808
400,000	Precision Castparts Corp	4.200	06/15/35	395,063
100,000	Precision Castparts Corp	3.900	01/15/43	93,967
50,000	Raytheon Co	4.400	02/15/20	50,739
450,000	Raytheon Co	3.125	10/15/20	451,316
1,000,000	Raytheon Co	2.500	12/15/22	974,453
300,000	Raytheon Co	3.150	12/15/24	298,388
200,000	Raytheon Co	7.200	08/15/27	251,834
100,000	Raytheon Co	4.700	12/15/41	109,020
150,000	Raytheon Co	4.200	12/15/44	152,560
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	303,124
700,000	Rockwell Automation, Inc	2.050	03/01/20	692,202
500,000	Rockwell Collins, Inc	2.800	03/15/22	485,970
500,000	Rockwell Collins, Inc	3.200	03/15/24	481,471
1,325,000	Rockwell Collins, Inc	3.500	03/15/27	1,244,442
125,000	Rockwell Collins, Inc	4.800	12/15/43	123,291
700,000	Rockwell Collins, Inc	4.350	04/15/47	644,851
200,000	Roper Technologies, Inc	3.000	12/15/20	198,660
100,000	Roper Technologies, Inc	2.800	12/15/21	97,963
500,000	Roper Technologies, Inc	3.650	09/15/23	500,330
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,073,137
300,000	Roper Technologies, Inc	4.200	09/15/28	297,195
200,000	Snap-on, Inc	3.250	03/01/27	192,277
200,000	Snap-on, Inc	4.100	03/01/48	192,243
250,000	Spirit AeroSystems, Inc	3.950	06/15/23	249,241
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	184,041
250,000	Spirit AeroSystems, Inc	4.600	06/15/28	240,143
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	251,093
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	589,224
300,000	Stanley Black & Decker, Inc	4.250	11/15/28	308,783
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	109,102
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Stanley Black & Decker, Inc	4.850%	11/15/48	$308,639
150,000	Textron, Inc	4.000	03/15/26	146,645
500,000	Textron, Inc	3.650	03/15/27	476,240
100,000	Textron, Inc	3.375	03/01/28	92,718
250,000	Timken Co	3.875	09/01/24	249,278
200,000	Timken Co	4.500	12/15/28	197,017
100,000	Trimble, Inc	4.150	06/15/23	100,523
150,000	Trimble, Inc	4.900	06/15/28	147,780
200,000	Trinity Industries, Inc	4.550	10/01/24	172,302
200,000	Tupperware Brands Corp	4.750	06/01/21	204,892
500,000	United Technologies Corp	1.500	11/01/19	493,949
1,300,000	United Technologies Corp	1.900	05/04/20	1,275,558
425,000	United Technologies Corp	3.350	08/16/21	423,832
300,000	United Technologies Corp	2.300	05/04/22	287,787
1,325,000	United Technologies Corp	3.100	06/01/22	1,297,435
1,000,000	United Technologies Corp	3.650	08/16/23	996,019
400,000	United Technologies Corp	2.800	05/04/24	377,011
750,000	United Technologies Corp	3.950	08/16/25	744,528
1,000,000	United Technologies Corp	2.650	11/01/26	901,042
500,000	United Technologies Corp	3.125	05/04/27	462,080
2,000,000	United Technologies Corp	4.125	11/16/28	1,985,933
750,000	United Technologies Corp	4.450	11/16/38	728,345
1,650,000	United Technologies Corp	4.500	06/01/42	1,556,574
1,500,000	United Technologies Corp	4.150	05/15/45	1,343,305
2,000,000	United Technologies Corp	4.625	11/16/48	1,934,088
200,000	Valmont Industries, Inc	5.000	10/01/44	177,137
200,000	Valmont Industries, Inc	5.250	10/01/54	178,932
600,000	Wabtec Corp	4.150	03/15/24	579,768
300,000	Wabtec Corp	3.450	11/15/26	269,788
600,000	Wabtec Corp	4.700	09/15/28	563,051
300,000	WW Grainger, Inc	4.600	06/15/45	308,633
200,000	WW Grainger, Inc	3.750	05/15/46	181,094
125,000	WW Grainger, Inc	4.200	05/15/47	118,625
300,000	Xylem, Inc	4.875	10/01/21	309,755
100,000	Xylem, Inc	3.250	11/01/26	95,077
100,000	Xylem, Inc	4.375	11/01/46	96,554
	TOTAL CAPITAL GOODS			107,034,905

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
250,000	BGC Partners, Inc	5.375	07/24/23	253,626
500,000	CNH Industrial NV	3.850	11/15/27	455,045
500,000	Daimler Finance North America LLC	8.500	01/18/31	683,711
300,000	eBay, Inc	2.200	08/01/19	298,013
200,000	eBay, Inc	2.150	06/05/20	197,437
200,000	eBay, Inc	3.250	10/15/20	199,777
300,000	eBay, Inc	2.875	08/01/21	295,802
800,000	eBay, Inc	2.600	07/15/22	773,341
200,000	eBay, Inc	2.750	01/30/23	192,267
400,000	eBay, Inc	3.450	08/01/24	385,541
1,200,000	eBay, Inc	3.600	06/05/27	1,120,437
200,000	eBay, Inc	4.000	07/15/42	149,090
150,000	Equifax, Inc	2.300	06/01/21	145,473
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Equifax, Inc	3.600%	08/15/21	$199,695
200,000	Equifax, Inc	3.300	12/15/22	196,394
200,000	Equifax, Inc	3.950	06/15/23	198,245
300,000	Fluor Corp	3.500	12/15/24	292,564
500,000	Fluor Corp	4.250	09/15/28	487,382
200,000	Fortune Brands Home & Security, Inc	3.000	06/15/20	198,321
500,000	Fortune Brands Home & Security, Inc	4.000	09/21/23	494,668
200,000	Fortune Brands Home & Security, Inc	4.000	06/15/25	199,348
400,000	Moody’s Corp	2.750	12/15/21	392,260
200,000	Moody’s Corp	2.625	01/15/23	190,916
1,200,000	Moody’s Corp	3.250	01/15/28	1,136,305
300,000	Moody’s Corp	4.250	02/01/29	305,738
200,000	Moody’s Corp	5.250	07/15/44	215,878
300,000	Moody’s Corp	4.875	12/17/48	307,449
100,000	Partners Healthcare System, Inc	3.765	07/01/48	91,063
100,000	Partners Healthcare System, Inc	4.117	07/01/55	97,631
580,000	Republic Services, Inc	5.250	11/15/21	613,955
250,000	Republic Services, Inc	3.550	06/01/22	251,030
750,000	Republic Services, Inc	3.200	03/15/25	728,015
900,000	Republic Services, Inc	2.900	07/01/26	849,350
100,000	Republic Services, Inc	3.375	11/15/27	95,850
750,000	Republic Services, Inc	3.950	05/15/28	750,941
300,000	S&P Global, Inc	3.300	08/14/20	300,543
300,000	S&P Global, Inc	4.000	06/15/25	305,604
1,425,000	S&P Global, Inc	4.400	02/15/26	1,470,909
200,000	S&P Global, Inc	4.500	05/15/48	194,905
600,000	Thomson Reuters Corp	4.300	11/23/23	611,306
200,000	Thomson Reuters Corp	3.350	05/15/26	185,662
145,000	Thomson Reuters Corp	5.850	04/15/40	152,893
200,000	Thomson Reuters Corp	5.650	11/23/43	212,372
1,000,000	VEREIT Operating Partnership LP	4.125	06/01/21	1,009,109
650,000	VEREIT Operating Partnership LP	3.950	08/15/27	603,767
1,700,000	Visa, Inc	2.200	12/14/20	1,681,186
125,000	Visa, Inc	2.150	09/15/22	120,985
600,000	Visa, Inc	2.800	12/14/22	592,439
2,925,000	Visa, Inc	3.150	12/14/25	2,875,760
700,000	Visa, Inc	2.750	09/15/27	663,327
1,800,000	Visa, Inc	4.300	12/14/45	1,872,792
625,000	Visa, Inc	3.650	09/15/47	589,278
310,000	Waste Management, Inc	4.600	03/01/21	319,531
850,000	Waste Management, Inc	2.900	09/15/22	836,200
100,000	Waste Management, Inc	2.400	05/15/23	95,906
1,000,000	Waste Management, Inc	3.500	05/15/24	998,967
1,000,000	Waste Management, Inc	3.150	11/15/27	955,303
100,000	Waste Management, Inc	3.900	03/01/35	97,154
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,188,456

CONSUMER DURABLES & APPAREL - 0.1%
300,000	Coach, Inc	3.000	07/15/22	289,107
300,000	Coach, Inc	4.125	07/15/27	280,862
200,000	DR Horton, Inc	2.550	12/01/20	195,148
500,000	DR Horton, Inc	4.375	09/15/22	505,779
200,000	Hasbro, Inc	3.150	05/15/21	197,005
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Hasbro, Inc	3.500%	09/15/27	$185,551
100,000		Hasbro, Inc	6.350	03/15/40	103,977
200,000		Hasbro, Inc	5.100	05/15/44	181,132
200,000		Leggett & Platt, Inc	3.400	08/15/22	198,353
300,000		Leggett & Platt, Inc	3.500	11/15/27	282,146
1,000,000		Masco Corp	4.450	04/01/25	1,002,266
200,000		Masco Corp	3.500	11/15/27	184,474
200,000		Masco Corp	4.500	05/15/47	171,037
100,000		Mohawk Industries, Inc	3.850	02/01/23	100,132
350,000		Newell Rubbermaid, Inc	3.850	04/01/23	344,851
925,000		Newell Rubbermaid, Inc	4.200	04/01/26	904,457
1,039,000		Newell Rubbermaid, Inc	5.375	04/01/36	989,506
300,000		NIKE, Inc	2.250	05/01/23	290,235
200,000		NIKE, Inc	2.375	11/01/26	183,304
300,000		NIKE, Inc	3.625	05/01/43	277,512
500,000		NIKE, Inc	3.875	11/01/45	478,870
200,000		NIKE, Inc	3.375	11/01/46	178,677
150,000		NVR, Inc	3.950	09/15/22	147,476
200,000		Ralph Lauren Corp	2.625	08/18/20	197,814
200,000		Ralph Lauren Corp	3.750	09/15/25	198,319
220,000		VF Corp	6.450	11/01/37	271,981
150,000		Whirlpool Corp	4.700	06/01/22	153,489
100,000		Whirlpool Corp	3.700	03/01/23	97,863
100,000		Whirlpool Corp	4.000	03/01/24	99,810
200,000		Whirlpool Corp	4.500	06/01/46	167,617
		TOTAL CONSUMER DURABLES & APPAREL			8,858,750

CONSUMER SERVICES - 0.4%
12,600,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	11,910,022
2,500,000	g	Anheuser-Busch Cos LLC	4.700	02/01/36	2,327,981
3,825,000	g	Anheuser-Busch Cos LLC	4.900	02/01/46	3,551,781
300,000		Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	292,818
100,000		Boston University	4.061	10/01/48	100,458
200,000		California Institute of Technology	4.321	08/01/45	211,920
500,000		Catholic Health Initiatives	2.950	11/01/22	489,021
100,000		Children’s Hospital Corp	4.115	01/01/47	100,524
400,000		Cintas Corp No 2	2.900	04/01/22	393,440
400,000		Cintas Corp No 2	3.700	04/01/27	390,879
200,000		Darden Restaurants, Inc	3.850	05/01/27	192,507
300,000		Darden Restaurants, Inc	4.550	02/15/48	276,085
115,000		Duke University	3.299	10/01/46	104,887
300,000		George Washington University	4.300	09/15/44	306,251
200,000		George Washington University	4.868	09/15/45	222,391
375,000		George Washington University	4.126	09/15/48	375,815
500,000		GLP Capital LP	4.375	04/15/21	497,965
1,100,000		GLP Capital LP	5.250	06/01/25	1,092,212
750,000		GLP Capital LP	5.750	06/01/28	757,500
200,000		GLP Capital LP	5.300	01/15/29	195,606
200,000		Hyatt Hotels Corp	3.375	07/15/23	196,864
100,000		Hyatt Hotels Corp	4.850	03/15/26	102,445
200,000		Hyatt Hotels Corp	4.375	09/15/28	194,759
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Marriott International, Inc	3.375%	10/15/20	$198,987
300,000		Marriott International, Inc	2.875	03/01/21	295,826
200,000		Marriott International, Inc	3.125	10/15/21	198,402
200,000		Marriott International, Inc	2.300	01/15/22	192,270
200,000		Marriott International, Inc	3.250	09/15/22	195,853
300,000		Marriott International, Inc	4.150	12/01/23	300,486
1,250,000		Marriott International, Inc	4.000	04/15/28	1,202,366
300,000		Marriott International, Inc	4.650	12/01/28	299,775
250,000		Massachusetts Institute of Technology	5.600	07/01/11	320,325
200,000		Massachusetts Institute of Technology	4.678	07/01/14	219,937
300,000		Massachusetts Institute of Technology	3.885	07/01/16	273,799
250,000		McDonald’s Corp	2.200	05/26/20	247,172
720,000		McDonald’s Corp	3.500	07/15/20	729,816
500,000		McDonald’s Corp	2.750	12/09/20	496,429
300,000		McDonald’s Corp	3.350	04/01/23	298,465
2,500,000		McDonald’s Corp	3.700	01/30/26	2,451,907
500,000		McDonald’s Corp	3.800	04/01/28	491,186
2,000,000		McDonald’s Corp	4.700	12/09/35	2,010,843
250,000		McDonald’s Corp	4.600	05/26/45	243,507
1,000,000		McDonald’s Corp	4.875	12/09/45	1,011,105
600,000		McDonald’s Corp	4.450	03/01/47	574,457
500,000		McDonald’s Corp	4.450	09/01/48	476,317
200,000		Northwestern University	3.688	12/01/38	192,681
200,000		Northwestern University	3.868	12/01/48	201,725
200,000		Northwestern University	3.662	12/01/57	195,980
750,000		President and Fellows of Harvard College	3.619	10/01/37	740,278
200,000		President and Fellows of Harvard College	3.150	07/15/46	178,692
200,000		President and Fellows of Harvard College	3.300	07/15/56	177,242
50,000		Princeton University	4.950	03/01/19	50,130
220,000		Princeton University	5.700	03/01/39	280,591
1,000,000	g	Sands China Ltd	4.600	08/08/23	993,387
525,000	g	Sands China Ltd	5.125	08/08/25	520,071
775,000	g	Sands China Ltd	5.400	08/08/28	748,347
200,000		Starbucks Corp	2.200	11/22/20	196,665
200,000		Starbucks Corp	2.100	02/04/21	195,079
200,000		Starbucks Corp	2.700	06/15/22	196,005
750,000		Starbucks Corp	3.100	03/01/23	738,672
350,000		Starbucks Corp	3.850	10/01/23	355,382
500,000		Starbucks Corp	3.800	08/15/25	494,684
175,000		Starbucks Corp	2.450	06/15/26	157,524
750,000		Starbucks Corp	3.500	03/01/28	716,956
500,000		Starbucks Corp	4.000	11/15/28	494,157
200,000		Starbucks Corp	4.300	06/15/45	183,588
200,000		Starbucks Corp	3.750	12/01/47	165,857
500,000		Starbucks Corp	4.500	11/15/48	466,092
200,000		Trinity Acquisition plc	3.500	09/15/21	198,048
200,000		Trinity Acquisition plc	4.400	03/15/26	198,838
200,000		Trustees of Dartmouth College	3.474	06/01/46	189,673
200,000		Wesleyan University	4.781	07/01/16	204,904
200,000		William Marsh Rice University	3.574	05/15/45	189,460
200,000		William Marsh Rice University	3.774	05/15/55	192,621
200,000		Yale University	2.086	04/15/19	199,764
		TOTAL CONSUMER SERVICES			47,026,454
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
DIVERSIFIED FINANCIALS - 3.2%
$200,000	AerCap Ireland Capital DAC	3.300%	01/23/23	$190,132
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	291,683
1,300,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,186,579
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	284,931
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	174,642
4,083,000	AerCap Ireland Capital Ltd	5.000	10/01/21	4,147,022
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	204,032
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,643
500,000	American Express Co	2.200	10/30/20	490,882
1,000,000	American Express Co	3.375	05/17/21	1,001,554
200,000	American Express Co	3.700	11/05/21	201,788
850,000	American Express Co	2.500	08/01/22	820,361
3,000,000	American Express Co	3.400	02/27/23	2,971,910
2,000,000	American Express Co	3.700	08/03/23	2,005,659
500,000	American Express Co	3.000	10/30/24	479,335
1,000,000	American Express Co	4.200	11/06/25	1,019,853
2,575,000	American Express Credit Corp	2.375	05/26/20	2,547,619
1,050,000	American Express Credit Corp	2.700	03/03/22	1,029,160
750,000	American Express Credit Corp	3.300	05/03/27	729,831
700,000	American Honda Finance Corp	2.150	03/13/20	692,688
300,000	American Honda Finance Corp	3.000	06/16/20	299,312
300,000	American Honda Finance Corp	1.950	07/20/20	295,209
300,000	American Honda Finance Corp	2.450	09/24/20	296,348
500,000	American Honda Finance Corp	2.650	02/12/21	494,351
300,000	American Honda Finance Corp	1.650	07/12/21	289,000
200,000	American Honda Finance Corp	1.700	09/09/21	192,264
500,000	American Honda Finance Corp	3.375	12/10/21	502,433
750,000	American Honda Finance Corp	2.600	11/16/22	729,684
300,000	American Honda Finance Corp	3.450	07/14/23	300,067
500,000	American Honda Finance Corp	3.625	10/10/23	503,511
200,000	American Honda Finance Corp	2.900	02/16/24	193,622
100,000	American Honda Finance Corp	2.300	09/09/26	91,171
500,000	American Honda Finance Corp	3.500	02/15/28	492,046
595,000	Ameriprise Financial, Inc	5.300	03/15/20	610,055
400,000	Ameriprise Financial, Inc	4.000	10/15/23	411,422
300,000	Ameriprise Financial, Inc	3.700	10/15/24	299,850
200,000	Ameriprise Financial, Inc	2.875	09/15/26	186,331
350,000	Ares Capital Corp	3.875	01/15/20	350,699
200,000	Ares Capital Corp	3.625	01/19/22	194,159
200,000	Ares Capital Corp	3.500	02/10/23	190,085
300,000	Ares Capital Corp	4.250	03/01/25	285,753
1,300,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	1,279,259
1,000,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	998,954
750,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	732,342
500,000	Australia & New Zealand Banking Group Ltd	2.550	11/23/21	488,772
300,000	Australia & New Zealand Banking Group Ltd	2.625	05/19/22	292,323
300,000	Australia & New Zealand Banking Group Ltd	2.625	11/09/22	291,319
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	198,981
1,500,000	Bank of Montreal	2.100	06/15/20	1,480,194
750,000	Bank of Montreal	3.100	07/13/20	749,467
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$975,000	Bank of Montreal	3.100%	04/13/21	$974,475
1,000,000	Bank of Montreal	1.900	08/27/21	965,797
500,000	Bank of Montreal	2.350	09/11/22	482,974
750,000	Bank of Montreal	4.338	10/05/28	746,571
1,000,000	Bank of New York Mellon Corp	2.150	02/24/20	991,117
300,000	Bank of New York Mellon Corp	2.600	08/17/20	297,975
500,000	Bank of New York Mellon Corp	2.450	11/27/20	494,085
675,000	Bank of New York Mellon Corp	2.500	04/15/21	666,664
300,000	Bank of New York Mellon Corp	2.050	05/03/21	292,796
500,000	Bank of New York Mellon Corp	3.550	09/23/21	505,756
2,000,000	Bank of New York Mellon Corp	2.950	01/29/23	1,968,411
500,000	Bank of New York Mellon Corp	3.500	04/28/23	501,470
400,000	Bank of New York Mellon Corp	3.450	08/11/23	401,281
500,000	Bank of New York Mellon Corp	2.200	08/16/23	474,738
800,000	Bank of New York Mellon Corp	3.250	09/11/24	789,580
500,000	Bank of New York Mellon Corp	3.000	02/24/25	482,997
500,000	Bank of New York Mellon Corp	2.800	05/04/26	471,170
500,000	Bank of New York Mellon Corp	2.450	08/17/26	457,418
800,000	Bank of New York Mellon Corp	3.250	05/16/27	773,463
1,000,000	Bank of New York Mellon Corp	3.400	01/29/28	972,946
600,000	Bank of New York Mellon Corp	3.850	04/28/28	605,394
400,000	Bank of New York Mellon Corp	3.300	08/23/29	374,780
750,000	Berkshire Hathaway, Inc	2.200	03/15/21	740,137
750,000	Berkshire Hathaway, Inc	2.750	03/15/23	736,213
3,750,000	Berkshire Hathaway, Inc	3.125	03/15/26	3,636,466
800,000	Berkshire Hathaway, Inc	4.500	02/11/43	832,321
790,000	BlackRock, Inc	5.000	12/10/19	804,179
125,000	BlackRock, Inc	3.375	06/01/22	125,926
500,000	BlackRock, Inc	3.500	03/18/24	505,377
700,000	BlackRock, Inc	3.200	03/15/27	684,417
200,000	Block Financial LLC	5.500	11/01/22	205,638
200,000	Block Financial LLC	5.250	10/01/25	202,631
2,225,000	BNP Paribas S.A.	2.375	05/21/20	2,200,385
700,000	BNP Paribas S.A.	5.000	01/15/21	724,986
300,000	BNP Paribas S.A.	3.250	03/03/23	294,019
500,000	BNP Paribas S.A.	4.250	10/15/24	494,289
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	201,967
200,000	Broadridge Financial Solutions, Inc	3.400	06/27/26	190,380
300,000	Brookfield Asset Management, Inc	4.000	01/15/25	292,665
200,000	Brookfield Finance LLC	4.000	04/01/24	197,707
200,000	Brookfield Finance, Inc	4.250	06/02/26	196,025
300,000	Brookfield Finance, Inc	3.900	01/25/28	283,370
400,000	Brookfield Finance, Inc	4.700	09/20/47	368,294
700,000	Capital One Financial Corp	2.500	05/12/20	690,842
700,000	Capital One Financial Corp	2.400	10/30/20	685,181
500,000	Capital One Financial Corp	3.450	04/30/21	498,956
2,250,000	Capital One Financial Corp	3.050	03/09/22	2,194,397
1,500,000	Capital One Financial Corp	3.200	01/30/23	1,459,599
500,000	Capital One Financial Corp	3.300	10/30/24	472,836
500,000	Capital One Financial Corp	4.250	04/30/25	496,508
500,000	Capital One Financial Corp	4.200	10/29/25	483,134
300,000	Capital One Financial Corp	3.750	07/28/26	274,921
650,000	Capital One Financial Corp	3.750	03/09/27	604,043
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Capital One Financial Corp	3.800%	01/31/28	$1,387,060
200,000	CBOE Holdings, Inc	3.650	01/12/27	194,759
500,000	Celanese US Holdings LLC	4.625	11/15/22	513,891
100,000	Charles Schwab Corp	4.450	07/22/20	102,185
750,000	Charles Schwab Corp	3.250	05/21/21	753,633
200,000	Charles Schwab Corp	2.650	01/25/23	195,223
300,000	Charles Schwab Corp	3.550	02/01/24	300,048
200,000	Charles Schwab Corp	3.000	03/10/25	193,345
750,000	Charles Schwab Corp	3.850	05/21/25	765,345
500,000	Charles Schwab Corp	3.200	03/02/27	477,252
200,000	Charles Schwab Corp	3.200	01/25/28	191,784
300,000	Charles Schwab Corp	4.000	02/01/29	305,279
350,000	CME Group, Inc	3.000	09/15/22	348,824
300,000	CME Group, Inc	3.000	03/15/25	292,241
500,000	CME Group, Inc	3.750	06/15/28	507,017
200,000	CME Group, Inc	5.300	09/15/43	233,721
500,000	CME Group, Inc	4.150	06/15/48	507,157
2,250,000	Credit Suisse	5.400	01/14/20	2,284,554
1,150,000	Credit Suisse	3.625	09/09/24	1,128,282
750,000	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	742,514
1,000,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	996,370
475,000	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	466,083
2,050,000	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,961,146
2,750,000	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,724,043
1,250,000	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,236,680
500,000	Deutsche Bank AG.	2.700	07/13/20	486,241
2,300,000	Deutsche Bank AG.	3.125	01/13/21	2,225,890
2,000,000	Deutsche Bank AG.	3.150	01/22/21	1,932,863
500,000	Deutsche Bank AG.	4.250	02/04/21	492,652
500,000	Deutsche Bank AG.	3.375	05/12/21	482,505
1,800,000	Deutsche Bank AG.	4.100	01/13/26	1,651,325
1,850,000	Diageo Investment Corp	2.875	05/11/22	1,831,881
100,000	Diageo Investment Corp	4.250	05/11/42	101,618
100,000	Discover Financial Services	5.200	04/27/22	103,739
700,000	Discover Financial Services	3.950	11/06/24	690,635
200,000	E*TRADE Financial Corp	2.950	08/24/22	194,021
200,000	E*TRADE Financial Corp	3.800	08/24/27	188,926
300,000	E*TRADE Financial Corp	4.500	06/20/28	295,805
300,000	Eaton Vance Corp	3.625	06/15/23	301,942
200,000	Eaton Vance Corp	3.500	04/06/27	193,916
400,000	Ford Motor Credit Co LLC	2.425	06/12/20	389,430
300,000	Ford Motor Credit Co LLC	2.343	11/02/20	288,569
2,000,000	Ford Motor Credit Co LLC	3.200	01/15/21	1,937,874
3,550,000	Ford Motor Credit Co LLC	3.336	03/18/21	3,444,489
600,000	Ford Motor Credit Co LLC	3.470	04/05/21	583,130
200,000	Ford Motor Credit Co LLC	3.813	10/12/21	194,230
350,000	Ford Motor Credit Co LLC	3.219	01/09/22	328,659
900,000	Ford Motor Credit Co LLC	3.339	03/28/22	849,482
1,000,000	Ford Motor Credit Co LLC	2.979	08/03/22	922,451
1,750,000	Ford Motor Credit Co LLC	4.140	02/15/23	1,663,300
450,000	Ford Motor Credit Co LLC	3.096	05/04/23	406,767
200,000	Ford Motor Credit Co LLC	3.810	01/09/24	184,560
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Ford Motor Credit Co LLC	3.664%	09/08/24	$894,324
200,000	Ford Motor Credit Co LLC	4.687	06/09/25	185,566
925,000	Ford Motor Credit Co LLC	4.134	08/04/25	833,589
500,000	Ford Motor Credit Co LLC	4.389	01/08/26	450,960
500,000	Ford Motor Credit Co LLC	3.815	11/02/27	422,094
150,000	Franklin Resources, Inc	2.800	09/15/22	146,921
200,000	Franklin Resources, Inc	2.850	03/30/25	190,455
200,000	FS Investment Corp	4.250	01/15/20	200,188
2,452,000	GE Capital International Funding Co	2.342	11/15/20	2,366,231
3,443,000	GE Capital International Funding Co	3.373	11/15/25	3,059,873
3,444,000	GE Capital International Funding Co	4.418	11/15/35	2,897,462
200,000	General Electric Capital Corp	2.100	12/11/19	196,511
181,000	General Electric Capital Corp	5.500	01/08/20	183,113
250,000	General Electric Capital Corp	2.200	01/09/20	246,333
532,000	General Electric Capital Corp	4.375	09/16/20	531,148
772,000	General Electric Capital Corp	4.625	01/07/21	773,969
86,000	General Electric Capital Corp	5.300	02/11/21	86,104
200,000	General Electric Capital Corp	4.650	10/17/21	200,591
544,000	General Electric Capital Corp	3.150	09/07/22	514,097
144,000	General Electric Capital Corp	3.100	01/09/23	134,360
5,503,000	General Electric Capital Corp	3.450	05/15/24	5,168,714
752,000	General Electric Capital Corp	6.750	03/15/32	784,326
2,000,000	General Motors Financial Co, Inc	3.550	04/09/21	1,972,238
875,000	General Motors Financial Co, Inc	3.200	07/06/21	854,672
500,000	General Motors Financial Co, Inc	4.200	11/06/21	499,743
750,000	General Motors Financial Co, Inc	3.450	01/14/22	726,739
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,417,531
300,000	General Motors Financial Co, Inc	3.150	06/30/22	285,972
300,000	General Motors Financial Co, Inc	3.250	01/05/23	282,616
825,000	General Motors Financial Co, Inc	3.700	05/09/23	784,881
500,000	General Motors Financial Co, Inc	4.150	06/19/23	487,154
500,000	General Motors Financial Co, Inc	3.950	04/13/24	474,822
1,300,000	General Motors Financial Co, Inc	3.500	11/07/24	1,182,986
5,000,000	General Motors Financial Co, Inc	4.350	04/09/25	4,737,716
300,000	General Motors Financial Co, Inc	4.300	07/13/25	284,327
400,000	General Motors Financial Co, Inc	4.000	10/06/26	359,279
1,250,000	General Motors Financial Co, Inc	4.350	01/17/27	1,151,142
300,000	General Motors Financial Co, Inc	3.850	01/05/28	261,372
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,560,690
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,190,285
500,000	Goldman Sachs Group, Inc	2.600	12/27/20	490,538
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,349,466
500,000	Goldman Sachs Group, Inc	2.350	11/15/21	482,084
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,434,253
1,000,000	Goldman Sachs Group, Inc	3.000	04/26/22	968,398
1,000,000	Goldman Sachs Group, Inc	2.876	10/31/22	971,165
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,771,578
6,000,000	Goldman Sachs Group, Inc	3.200	02/23/23	5,819,450
1,000,000	Goldman Sachs Group, Inc	2.908	06/05/23	959,944
750,000	Goldman Sachs Group, Inc	2.905	07/24/23	714,292
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,480,058
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	574,315
1,925,000	Goldman Sachs Group, Inc	3.272	09/29/25	1,804,303
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Goldman Sachs Group, Inc	4.250%	10/21/25	$239,515
800,000	Goldman Sachs Group, Inc	3.750	02/25/26	756,882
3,500,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,294,021
4,050,000	Goldman Sachs Group, Inc	3.691	06/05/28	3,766,042
6,000,000	Goldman Sachs Group, Inc	3.814	04/23/29	5,605,120
2,000,000	Goldman Sachs Group, Inc	4.223	05/01/29	1,925,921
625,000	Goldman Sachs Group, Inc	4.017	10/31/38	549,806
2,000,000	Goldman Sachs Group, Inc	4.411	04/23/39	1,835,254
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,454,928
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,025,053
1,075,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,001,726
500,000	IBM Credit LLC	3.450	11/30/20	502,266
500,000	IBM Credit LLC	1.800	01/20/21	485,965
1,750,000	IBM Credit LLC	2.650	02/05/21	1,730,259
500,000	IBM Credit LLC	3.600	11/30/21	504,501
1,500,000	IBM Credit LLC	2.200	09/08/22	1,429,099
2,000,000	IBM Credit LLC	3.000	02/06/23	1,961,561
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	496,710
300,000	Intercontinental Exchange, Inc	2.350	09/15/22	289,912
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	301,506
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	502,422
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	949,409
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	500,467
300,000	Intercontinental Exchange, Inc	4.250	09/21/48	294,632
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	204,780
125,000	Invesco Finance plc	3.125	11/30/22	122,510
200,000	Invesco Finance plc	4.000	01/30/24	199,663
800,000	Invesco Finance plc	3.750	01/15/26	780,435
200,000	Invesco Finance plc	5.375	11/30/43	213,762
300,000	Janus Capital Group, Inc	4.875	08/01/25	294,543
700,000	Jefferies Group LLC	4.850	01/15/27	669,254
750,000	Jefferies Group LLC	4.150	01/23/30	643,563
500,000	Jefferies Group, Inc	6.875	04/15/21	532,049
600,000	Jefferies Group, Inc	6.450	06/08/27	627,697
96,000	Lazard Group LLC	4.250	11/14/20	97,258
150,000	Lazard Group LLC	3.750	02/13/25	145,554
200,000	Lazard Group LLC	3.625	03/01/27	188,198
200,000	Lazard Group LLC	4.500	09/19/28	200,160
400,000	Legg Mason, Inc	5.625	01/15/44	395,211
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,650,195
1,200,000	Morgan Stanley	5.500	07/28/21	1,256,622
1,250,000	Morgan Stanley	2.625	11/17/21	1,219,978
4,025,000	Morgan Stanley	2.750	05/19/22	3,915,657
2,500,000	Morgan Stanley	4.875	11/01/22	2,576,097
4,500,000	Morgan Stanley	3.125	01/23/23	4,392,771
2,850,000	Morgan Stanley	4.100	05/22/23	2,853,946
4,000,000	Morgan Stanley	3.737	04/24/24	3,969,445
1,000,000	Morgan Stanley	3.875	04/29/24	995,149
3,592,000	Morgan Stanley	3.700	10/23/24	3,532,064
750,000	Morgan Stanley	5.000	11/24/25	765,097
1,075,000	Morgan Stanley	4.350	09/08/26	1,045,216
2,250,000	Morgan Stanley	3.625	01/20/27	2,139,545
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000	Morgan Stanley	3.950%	04/23/27	$1,509,292
1,000,000	Morgan Stanley	3.591	07/22/28	945,142
4,500,000	Morgan Stanley	3.772	01/24/29	4,308,034
525,000	Morgan Stanley	3.971	07/22/38	478,950
2,000,000	Morgan Stanley	4.457	04/22/39	1,938,561
1,500,000	Morgan Stanley	4.375	01/22/47	1,421,636
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	224,760
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	251,841
200,000	NASDAQ, Inc	3.850	06/30/26	192,583
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	124,287
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	492,750
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	348,738
500,000	National Rural Utilities Cooperative Finance Corp	2.400	04/25/22	486,529
500,000	National Rural Utilities Cooperative Finance Corp	2.300	09/15/22	484,605
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	194,838
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	202,068
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	295,188
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	385,915
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	197,294
750,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	739,479
200,000	National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	205,121
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	477,295
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	197,992
200,000	National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	208,600
620,000	Nomura Holdings, Inc	6.700	03/04/20	643,857
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	499,145
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	497,817
1,550,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	1,518,560
375,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	376,947
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	496,295
750,000	Oesterreichische Kontrollbank AG.	2.875	03/13/23	754,784
750,000	Oesterreichische Kontrollbank AG.	3.125	11/07/23	762,613
125,000	ORIX Corp	2.900	07/18/22	122,131
500,000	ORIX Corp	3.250	12/04/24	484,442
200,000	ORIX Corp	3.700	07/18/27	193,099
1,000,000	PACCAR Financial Corp	1.950	02/27/20	989,954
200,000	PACCAR Financial Corp	3.150	08/09/21	199,951
200,000	PACCAR Financial Corp	3.400	08/09/23	201,481
500,000	Raymond James Financial, Inc	3.625	09/15/26	471,433
100,000	Raymond James Financial, Inc	4.950	07/15/46	96,200
2,400,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,320,660
2,500,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	2,363,138
1,000,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	905,396
300,000	State Street Corp	2.550	08/18/20	297,430
300,000	State Street Corp	4.375	03/07/21	307,871
500,000	State Street Corp	1.950	05/19/21	485,995
500,000	State Street Corp	2.653	05/15/23	486,990
1,900,000	State Street Corp	3.100	05/15/23	1,866,877
300,000	State Street Corp	3.776	12/03/24	300,714
500,000	State Street Corp	3.300	12/16/24	495,203
225,000	State Street Corp	3.550	08/18/25	224,541
500,000	State Street Corp	2.650	05/19/26	468,387
300,000	State Street Corp	4.141	12/03/29	309,657
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Stifel Financial Corp	3.500%	12/01/20	$199,939
100,000	Stifel Financial Corp	4.250	07/18/24	101,120
250,000	Synchrony Financial	3.000	08/15/19	248,353
275,000	Synchrony Financial	2.700	02/03/20	270,297
250,000	Synchrony Financial	4.250	08/15/24	229,593
600,000	Synchrony Financial	4.500	07/23/25	547,369
300,000	Synchrony Financial	3.700	08/04/26	254,600
500,000	Synchrony Financial	3.950	12/01/27	421,378
300,000	Syngenta Finance NV	3.125	03/28/22	287,434
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	296,768
300,000	TD Ameritrade Holding Corp	3.750	04/01/24	305,032
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	346,909
350,000	TD Ameritrade Holding Corp	3.300	04/01/27	334,947
200,000	Toyota Motor Credit Corp	1.550	10/18/19	197,592
300,000	Toyota Motor Credit Corp	2.200	01/10/20	297,136
300,000	Toyota Motor Credit Corp	1.950	04/17/20	295,986
300,000	Toyota Motor Credit Corp	1.900	04/08/21	292,934
1,500,000	Toyota Motor Credit Corp	2.950	04/13/21	1,496,988
500,000	Toyota Motor Credit Corp	3.400	09/15/21	503,697
1,750,000	Toyota Motor Credit Corp	2.600	01/11/22	1,724,621
300,000	Toyota Motor Credit Corp	2.800	07/13/22	296,346
500,000	Toyota Motor Credit Corp	2.150	09/08/22	480,542
500,000	Toyota Motor Credit Corp	2.700	01/11/23	486,061
500,000	Toyota Motor Credit Corp	3.450	09/20/23	501,983
1,500,000	Toyota Motor Credit Corp	3.400	04/14/25	1,490,897
300,000	Toyota Motor Credit Corp	3.050	01/11/28	289,652
1,000,000	UBS AG.	2.350	03/26/20	989,951
250,000	Unilever Capital Corp	2.100	07/30/20	246,800
250,000	Unilever Capital Corp	4.250	02/10/21	256,363
500,000	Unilever Capital Corp	2.750	03/22/21	497,575
300,000	Unilever Capital Corp	1.375	07/28/21	287,480
300,000	Unilever Capital Corp	3.000	03/07/22	297,777
400,000	Unilever Capital Corp	2.200	05/05/22	386,387
500,000	Unilever Capital Corp	3.125	03/22/23	495,114
300,000	Unilever Capital Corp	3.250	03/07/24	298,075
900,000	Unilever Capital Corp	2.600	05/05/24	867,521
500,000	Unilever Capital Corp	3.375	03/22/25	499,232
450,000	Unilever Capital Corp	3.100	07/30/25	438,378
225,000	Unilever Capital Corp	2.000	07/28/26	202,955
400,000	Unilever Capital Corp	2.900	05/05/27	379,858
650,000	Unilever Capital Corp	3.500	03/22/28	643,104
330,000	Unilever Capital Corp	5.900	11/15/32	403,612
1,000,000	Wells Fargo & Co	2.150	01/30/20	989,012
1,550,000	Wells Fargo & Co	2.600	07/22/20	1,534,724
450,000	Wells Fargo & Co	2.550	12/07/20	443,569
1,000,000	Wells Fargo & Co	3.000	01/22/21	995,502
1,000,000	Wells Fargo & Co	2.500	03/04/21	983,911
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,228,780
750,000	Wells Fargo & Co	2.100	07/26/21	726,554
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,488,192
1,000,000	Wells Fargo & Co	2.625	07/22/22	964,212
750,000	Wells Fargo & Co	3.069	01/24/23	730,464
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$700,000	Wells Fargo & Co	3.450%	02/13/23	$685,273
500,000	Wells Fargo & Co	4.125	08/15/23	502,922
334,000	Wells Fargo & Co	4.480	01/16/24	337,984
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,127,987
3,550,000	Wells Fargo & Co	3.000	02/19/25	3,347,061
500,000	Wells Fargo & Co	3.550	09/29/25	484,662
2,500,000	Wells Fargo & Co	3.000	04/22/26	2,330,774
650,000	Wells Fargo & Co	4.100	06/03/26	635,059
1,750,000	Wells Fargo & Co	3.000	10/23/26	1,620,885
750,000	Wells Fargo & Co	4.300	07/22/27	738,157
2,325,000	Wells Fargo & Co	3.584	05/22/28	2,233,425
264,000	Wells Fargo & Co	5.375	02/07/35	290,390
725,000	Wells Fargo & Co	5.375	11/02/43	757,521
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,237,943
300,000	Wells Fargo & Co	4.650	11/04/44	282,786
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,378,298
750,000	Wells Fargo & Co	4.900	11/17/45	731,553
2,750,000	Wells Fargo & Co	4.400	06/14/46	2,543,480
1,750,000	Wells Fargo & Co	4.750	12/07/46	1,687,245
	TOTAL DIVERSIFIED FINANCIALS			331,567,371

ENERGY - 2.6%
299,000	Anadarko Petroleum Corp	4.850	03/15/21	306,130
1,350,000	Anadarko Petroleum Corp	5.550	03/15/26	1,414,544
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,372,565
200,000	Anadarko Petroleum Corp	4.500	07/15/44	169,692
1,000,000	Anadarko Petroleum Corp	6.600	03/15/46	1,105,464
200,000	Andeavor Logistics LP	3.500	12/01/22	193,564
150,000	Andeavor Logistics LP	4.250	12/01/27	141,681
700,000	Andeavor Logistics LP	5.200	12/01/47	630,985
943,000	Apache Corp	3.250	04/15/22	923,107
1,000,000	Apache Corp	4.375	10/15/28	934,677
980,000	Apache Corp	5.100	09/01/40	879,524
300,000	Apache Corp	5.250	02/01/42	277,515
850,000	Apache Corp	4.750	04/15/43	729,765
300,000	Apache Corp	4.250	01/15/44	241,845
750,000	Baker Hughes a GE Co LLC	2.773	12/15/22	719,508
500,000	Baker Hughes a GE Co LLC	3.337	12/15/27	460,320
500,000	Baker Hughes a GE Co LLC	4.080	12/15/47	412,595
129,000	Baker Hughes, Inc	3.200	08/15/21	127,505
800,000	Baker Hughes, Inc	5.125	09/15/40	763,099
200,000	Boardwalk Pipelines LP	5.750	09/15/19	202,356
200,000	Boardwalk Pipelines LP	3.375	02/01/23	194,325
200,000	Boardwalk Pipelines LP	5.950	06/01/26	206,721
200,000	Boardwalk Pipelines LP	4.450	07/15/27	184,761
300,000	BP Capital Markets America, Inc	4.500	10/01/20	307,102
150,000	BP Capital Markets America, Inc	4.742	03/11/21	154,376
500,000	BP Capital Markets America, Inc	2.112	09/16/21	488,322
1,200,000	BP Capital Markets America, Inc	3.245	05/06/22	1,189,540
175,000	BP Capital Markets America, Inc	2.520	09/19/22	169,226
800,000	BP Capital Markets America, Inc	3.216	11/28/23	788,403
500,000	BP Capital Markets America, Inc	3.790	02/06/24	505,360
1,750,000	BP Capital Markets America, Inc	3.224	04/14/24	1,713,246
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	BP Capital Markets America, Inc	3.796%	09/21/25	$502,634
200,000	BP Capital Markets America, Inc	3.017	01/16/27	187,972
500,000	BP Capital Markets America, Inc	3.588	04/14/27	488,743
750,000	BP Capital Markets America, Inc	3.937	09/21/28	753,046
500,000	BP Capital Markets America, Inc	4.234	11/06/28	514,698
2,450,000	BP Capital Markets plc	2.315	02/13/20	2,428,775
1,450,000	BP Capital Markets plc	3.561	11/01/21	1,462,454
850,000	BP Capital Markets plc	2.500	11/06/22	822,221
300,000	BP Capital Markets plc	3.994	09/26/23	306,209
500,000	BP Capital Markets plc	3.814	02/10/24	504,615
300,000	BP Capital Markets plc	3.535	11/04/24	297,190
500,000	BP Capital Markets plc	3.506	03/17/25	490,387
750,000	BP Capital Markets plc	3.279	09/19/27	714,273
300,000	BP Capital Markets plc	3.723	11/28/28	293,609
200,000	Buckeye Partners LP	4.875	02/01/21	202,216
200,000	Buckeye Partners LP	4.350	10/15/24	193,963
300,000	Buckeye Partners LP	3.950	12/01/26	263,688
200,000	Buckeye Partners LP	4.125	12/01/27	179,937
200,000	Buckeye Partners LP	5.850	11/15/43	183,476
100,000	Buckeye Partners LP	5.600	10/15/44	89,200
575,000	Burlington Resources Finance Co	7.200	08/15/31	742,808
200,000	Burlington Resources Finance Co	7.400	12/01/31	264,351
300,000	Canadian Natural Resources Ltd	2.950	01/15/23	286,737
600,000	Canadian Natural Resources Ltd	3.800	04/15/24	591,632
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	679,992
750,000	Canadian Natural Resources Ltd	3.850	06/01/27	707,881
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	933,324
800,000	Canadian Natural Resources Ltd	4.950	06/01/47	768,455
550,000	Cenovus Energy, Inc	4.250	04/15/27	501,219
1,750,000	Cenovus Energy, Inc	5.250	06/15/37	1,543,264
500,000	Cenovus Energy, Inc	5.200	09/15/43	442,597
750,000	Cenovus Energy, Inc	5.400	06/15/47	648,184
300,000	Chevron Corp	1.991	03/03/20	297,294
1,250,000	Chevron Corp	2.427	06/24/20	1,242,467
2,750,000	Chevron Corp	2.100	05/16/21	2,696,811
400,000	Chevron Corp	2.411	03/03/22	391,569
300,000	Chevron Corp	2.498	03/03/22	294,198
1,050,000	Chevron Corp	2.355	12/05/22	1,016,752
500,000	Chevron Corp	2.566	05/16/23	486,908
250,000	Chevron Corp	3.191	06/24/23	249,593
300,000	Chevron Corp	2.895	03/03/24	292,758
125,000	Chevron Corp	3.326	11/17/25	124,074
1,650,000	Chevron Corp	2.954	05/16/26	1,589,229
500,000	Cimarex Energy Co	4.375	06/01/24	497,180
100,000	Cimarex Energy Co	3.900	05/15/27	92,845
500,000	Concho Resources, Inc	3.750	10/01/27	470,952
750,000	Concho Resources, Inc	4.300	08/15/28	734,098
400,000	Concho Resources, Inc	4.875	10/01/47	380,869
300,000	Concho Resources, Inc	4.850	08/15/48	287,438
1,500,000	ConocoPhillips Co	4.950	03/15/26	1,605,954
77,000	ConocoPhillips Co	4.150	11/15/34	73,400
250,000	ConocoPhillips Co	5.900	05/15/38	295,526
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,035,000	ConocoPhillips Co	6.500%	02/01/39	$1,286,805
300,000	ConocoPhillips Co	4.300	11/15/44	296,872
1,250,000	ConocoPhillips Co	5.950	03/15/46	1,525,035
500,000	ConocoPhillips Holding Co	6.950	04/15/29	618,626
1,000,000	Continental Resources, Inc	5.000	09/15/22	992,855
2,000,000	Continental Resources, Inc	4.375	01/15/28	1,882,601
1,025,000	Devon Energy Corp	3.250	05/15/22	998,764
885,000	Devon Energy Corp	5.600	07/15/41	840,083
700,000	Devon Energy Corp	4.750	05/15/42	606,118
800,000	Devon Energy Corp	5.000	06/15/45	709,386
725,000	Ecopetrol S.A.	5.875	09/18/23	755,812
1,000,000	Ecopetrol S.A.	4.125	01/16/25	948,750
400,000	Ecopetrol S.A.	5.375	06/26/26	402,500
200,000	Ecopetrol S.A.	7.375	09/18/43	220,252
1,000,000	Ecopetrol S.A.	5.875	05/28/45	942,790
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	348,519
675,000	Enbridge Energy Partners LP	4.375	10/15/20	682,762
1,200,000	Enbridge Energy Partners LP	5.875	10/15/25	1,300,677
300,000	Enbridge Energy Partners LP	5.500	09/15/40	310,928
200,000	Enbridge Energy Partners LP	7.375	10/15/45	248,002
800,000	Enbridge, Inc	2.900	07/15/22	774,171
300,000	Enbridge, Inc	4.000	10/01/23	301,480
100,000	Enbridge, Inc	4.250	12/01/26	98,934
100,000	Enbridge, Inc	3.700	07/15/27	94,768
300,000	Enbridge, Inc	4.500	06/10/44	287,051
625,000	Enbridge, Inc	5.500	12/01/46	671,352
500,000	Enbridge, Inc	6.250	03/01/78	449,814
1,000,000	EnCana Corp	3.900	11/15/21	1,000,804
1,500,000	EnCana Corp	6.500	08/15/34	1,588,479
1,250,000	Energy Transfer Partners LP	4.150	10/01/20	1,257,336
500,000	Energy Transfer Partners LP	4.650	06/01/21	508,677
200,000	Energy Transfer Partners LP	5.200	02/01/22	205,383
200,000	Energy Transfer Partners LP	3.600	02/01/23	192,675
200,000	Energy Transfer Partners LP	4.200	09/15/23	197,096
500,000	Energy Transfer Partners LP	4.900	02/01/24	506,061
400,000	Energy Transfer Partners LP	4.050	03/15/25	379,195
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	972,382
250,000	Energy Transfer Partners LP	4.200	04/15/27	233,298
200,000	Energy Transfer Partners LP	4.950	06/15/28	196,076
400,000	Energy Transfer Partners LP	4.900	03/15/35	358,604
500,000	Energy Transfer Partners LP	5.800	06/15/38	487,176
140,000	Energy Transfer Partners LP	7.500	07/01/38	156,424
450,000	Energy Transfer Partners LP	6.500	02/01/42	449,627
200,000	Energy Transfer Partners LP	5.150	02/01/43	173,508
200,000	Energy Transfer Partners LP	5.950	10/01/43	190,364
400,000	Energy Transfer Partners LP	5.150	03/15/45	347,385
500,000	Energy Transfer Partners LP	6.125	12/15/45	489,545
250,000	Energy Transfer Partners LP	5.300	04/15/47	220,604
900,000	Energy Transfer Partners LP	6.000	06/15/48	877,483
600,000	Enterprise Products Operating LLC	5.200	09/01/20	618,350
900,000	Enterprise Products Operating LLC	2.800	02/15/21	890,094
100,000	Enterprise Products Operating LLC	2.850	04/15/21	98,999
300,000	Enterprise Products Operating LLC	3.500	02/01/22	300,781
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Enterprise Products Operating LLC	4.050%	02/15/22	$406,138
800,000		Enterprise Products Operating LLC	3.900	02/15/24	804,733
300,000		Enterprise Products Operating LLC	3.700	02/15/26	295,731
3,065,000		Enterprise Products Operating LLC	3.950	02/15/27	3,053,115
500,000		Enterprise Products Operating LLC	4.150	10/16/28	497,791
480,000		Enterprise Products Operating LLC	6.125	10/15/39	542,200
300,000		Enterprise Products Operating LLC	4.850	08/15/42	289,215
100,000		Enterprise Products Operating LLC	4.450	02/15/43	90,859
1,500,000		Enterprise Products Operating LLC	4.850	03/15/44	1,456,284
500,000		Enterprise Products Operating LLC	5.100	02/15/45	502,447
300,000		Enterprise Products Operating LLC	4.900	05/15/46	290,954
425,000		Enterprise Products Operating LLC	4.250	02/15/48	377,239
1,250,000		Enterprise Products Operating LLC	4.800	02/01/49	1,215,995
200,000		Enterprise Products Operating LLC	4.950	10/15/54	194,652
200,000		Enterprise Products Operating LLC	4.875	08/16/77	165,787
700,000		Enterprise Products Operating LLC	5.250	08/16/77	583,285
400,000		Enterprise Products Operating LLC	5.375	02/15/78	331,179
900,000		EOG Resources, Inc	2.450	04/01/20	891,160
440,000		EOG Resources, Inc	4.100	02/01/21	446,389
600,000		EOG Resources, Inc	2.625	03/15/23	576,385
150,000		EOG Resources, Inc	4.150	01/15/26	154,027
200,000		EOG Resources, Inc	3.900	04/01/35	189,018
200,000		EOG Resources, Inc	5.100	01/15/36	217,486
300,000		EQT Corp	2.500	10/01/20	293,297
1,000,000		EQT Corp	3.000	10/01/22	948,177
500,000		EQT Corp	3.900	10/01/27	431,283
300,000		EQT Midstream Partners LP	4.750	07/15/23	298,595
300,000		EQT Midstream Partners LP	4.000	08/01/24	287,015
200,000		EQT Midstream Partners LP	4.125	12/01/26	181,648
300,000		EQT Midstream Partners LP	5.500	07/15/28	293,988
300,000		EQT Midstream Partners LP	6.500	07/15/48	295,715
500,000		Equinor ASA	3.625	09/10/28	499,451
950,000		Exxon Mobil Corp	1.912	03/06/20	941,341
500,000		Exxon Mobil Corp	2.397	03/06/22	490,668
1,000,000		Exxon Mobil Corp	2.726	03/01/23	983,325
500,000		Exxon Mobil Corp	2.709	03/06/25	484,391
3,602,000		Exxon Mobil Corp	3.043	03/01/26	3,515,743
500,000		Exxon Mobil Corp	3.567	03/06/45	472,405
850,000		Exxon Mobil Corp	4.114	03/01/46	866,020
200,000		Gulf South Pipeline Co LP	4.000	06/15/22	198,172
2,850,000		Halliburton Co	3.800	11/15/25	2,763,935
500,000		Halliburton Co	4.850	11/15/35	491,431
600,000		Halliburton Co	4.750	08/01/43	572,874
1,750,000		Halliburton Co	5.000	11/15/45	1,732,838
200,000	g	Helmerich & Payne, Inc	4.650	03/15/25	204,013
200,000		Hess Corp	3.500	07/15/24	188,145
1,100,000		Hess Corp	4.300	04/01/27	1,007,449
940,000		Hess Corp	5.600	02/15/41	832,050
300,000		Hess Corp	5.800	04/01/47	269,770
200,000		HollyFrontier Corp	5.875	04/01/26	202,271
30,000		Husky Energy, Inc	7.250	12/15/19	30,973
1,200,000		Husky Energy, Inc	3.950	04/15/22	1,206,190
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Husky Energy, Inc	4.000%	04/15/24	$494,785
130,000		Husky Energy, Inc	6.800	09/15/37	155,272
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,386,199
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,199,369
1,000,000		Kinder Morgan, Inc	3.150	01/15/23	970,214
350,000		Kinder Morgan, Inc	3.450	02/15/23	341,623
300,000		Kinder Morgan, Inc	4.150	02/01/24	297,680
500,000		Kinder Morgan, Inc	4.250	09/01/24	497,945
1,950,000		Kinder Morgan, Inc	4.300	06/01/25	1,940,311
1,000,000		Kinder Morgan, Inc	4.300	03/01/28	981,747
2,900,000		Kinder Morgan, Inc	5.300	12/01/34	2,847,339
535,000		Kinder Morgan, Inc	6.500	09/01/39	571,084
500,000		Kinder Morgan, Inc	5.000	03/01/43	454,204
400,000		Kinder Morgan, Inc	5.500	03/01/44	387,190
200,000		Kinder Morgan, Inc	5.400	09/01/44	191,402
1,300,000		Kinder Morgan, Inc	5.550	06/01/45	1,289,044
1,000,000		Kinder Morgan, Inc	5.200	03/01/48	957,098
125,000		Magellan Midstream Partners LP	4.250	02/01/21	126,816
900,000		Magellan Midstream Partners LP	5.000	03/01/26	941,182
100,000		Magellan Midstream Partners LP	4.250	09/15/46	91,114
300,000		Magellan Midstream Partners LP	4.200	10/03/47	267,131
1,150,000		Marathon Oil Corp	2.800	11/01/22	1,080,061
300,000		Marathon Oil Corp	3.850	06/01/25	281,557
800,000		Marathon Oil Corp	4.400	07/15/27	760,577
255,000		Marathon Oil Corp	6.600	10/01/37	286,085
200,000		Marathon Oil Corp	5.200	06/01/45	185,033
250,000		Marathon Petroleum Corp	3.400	12/15/20	249,873
250,000		Marathon Petroleum Corp	5.125	03/01/21	257,250
1,600,000		Marathon Petroleum Corp	3.625	09/15/24	1,556,752
900,000	g	Marathon Petroleum Corp	5.125	12/15/26	922,349
200,000	g	Marathon Petroleum Corp	3.800	04/01/28	187,800
350,000		Marathon Petroleum Corp	6.500	03/01/41	377,962
250,000		Marathon Petroleum Corp	4.750	09/15/44	220,680
250,000		Marathon Petroleum Corp	5.850	12/15/45	247,118
200,000	g	Marathon Petroleum Corp	4.500	04/01/48	168,097
200,000		Marathon Petroleum Corp	5.000	09/15/54	181,899
175,000		MPLX LP	3.375	03/15/23	169,809
1,000,000		MPLX LP	4.875	12/01/24	1,017,856
2,500,000		MPLX LP	4.875	06/01/25	2,520,745
475,000		MPLX LP	4.000	03/15/28	445,457
500,000		MPLX LP	4.800	02/15/29	499,078
750,000		MPLX LP	4.500	04/15/38	655,722
200,000		MPLX LP	5.200	03/01/47	184,330
600,000		MPLX LP	4.700	04/15/48	520,559
500,000		MPLX LP	5.500	02/15/49	486,978
600,000		MPLX LP	4.900	04/15/58	501,875
300,000		National Oilwell Varco, Inc	2.600	12/01/22	283,176
800,000		National Oilwell Varco, Inc	3.950	12/01/42	639,261
935,000		Nexen, Inc	6.400	05/15/37	1,141,803
750,000		Noble Energy, Inc	3.900	11/15/24	726,453
500,000		Noble Energy, Inc	3.850	01/15/28	452,679
700,000		Noble Energy, Inc	6.000	03/01/41	683,996
300,000		Noble Energy, Inc	5.250	11/15/43	266,598
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Noble Energy, Inc	4.950%	08/15/47	$173,258
200,000	Occidental Petroleum Corp	2.600	04/15/22	195,066
750,000	Occidental Petroleum Corp	3.500	06/15/25	742,449
600,000	Occidental Petroleum Corp	3.400	04/15/26	587,329
1,650,000	Occidental Petroleum Corp	3.000	02/15/27	1,573,010
300,000	Occidental Petroleum Corp	4.625	06/15/45	298,248
240,000	Occidental Petroleum Corp	4.400	04/15/46	233,831
300,000	Occidental Petroleum Corp	4.100	02/15/47	280,257
1,000,000	Occidental Petroleum Corp	4.200	03/15/48	957,135
137,000	ONE Gas, Inc	3.610	02/01/24	137,393
100,000	ONE Gas, Inc	4.658	02/01/44	106,252
100,000	ONE Gas, Inc	4.500	11/01/48	103,084
1,300,000	ONEOK, Inc	4.000	07/13/27	1,240,577
300,000	ONEOK, Inc	4.550	07/15/28	297,266
675,000	ONEOK, Inc	4.950	07/13/47	624,374
300,000	ONEOK, Inc	5.200	07/15/48	287,384
75,000	Petro-Canada	6.800	05/15/38	87,337
800,000	Petroleos Mexicanos	5.500	01/21/21	796,608
2,000,000	Petroleos Mexicanos	5.375	03/13/22	1,959,000
120,000	Petroleos Mexicanos	1.700	12/20/22	117,124
120,000	Petroleos Mexicanos	2.000	12/20/22	117,894
400,000	Petroleos Mexicanos	3.500	01/30/23	362,000
759,000	Petroleos Mexicanos	4.625	09/21/23	712,321
1,500,000	Petroleos Mexicanos	4.875	01/18/24	1,398,000
1,950,000	Petroleos Mexicanos	4.500	01/23/26	1,680,900
500,000	Petroleos Mexicanos	6.875	08/04/26	486,000
6,150,000	Petroleos Mexicanos	6.500	03/13/27	5,781,000
4,175,000	Petroleos Mexicanos	5.350	02/12/28	3,642,687
625,000	Petroleos Mexicanos	6.500	01/23/29	582,812
2,040,000	Petroleos Mexicanos	6.500	06/02/41	1,689,120
575,000	Petroleos Mexicanos	6.375	01/23/45	462,875
3,090,000	Petroleos Mexicanos	6.750	09/21/47	2,555,090
2,798,000	Petroleos Mexicanos	6.350	02/12/48	2,228,663
650,000	Phillips 66	4.300	04/01/22	667,279
1,000,000	Phillips 66	3.900	03/15/28	966,564
538,000	Phillips 66	4.650	11/15/34	524,532
1,650,000	Phillips 66	4.875	11/15/44	1,606,573
200,000	Phillips 66 Partners LP	2.646	02/15/20	198,253
100,000	Phillips 66 Partners LP	3.550	10/01/26	93,515
175,000	Phillips 66 Partners LP	3.750	03/01/28	161,718
425,000	Phillips 66 Partners LP	4.680	02/15/45	383,208
100,000	Phillips 66 Partners LP	4.900	10/01/46	91,380
1,125,000	Pioneer Natural Resources Co	3.450	01/15/21	1,121,587
200,000	Pioneer Natural Resources Co	4.450	01/15/26	202,022
550,000	Plains All American Pipeline LP	2.600	12/15/19	541,885
700,000	Plains All American Pipeline LP	5.000	02/01/21	711,939
200,000	Plains All American Pipeline LP	2.850	01/31/23	188,515
400,000	Plains All American Pipeline LP	3.850	10/15/23	391,335
200,000	Plains All American Pipeline LP	3.600	11/01/24	190,317
300,000	Plains All American Pipeline LP	4.650	10/15/25	295,165
1,000,000	Plains All American Pipeline LP	4.500	12/15/26	963,697
100,000	Plains All American Pipeline LP	6.650	01/15/37	105,468
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Plains All American Pipeline LP	5.150%	06/01/42	$225,028
300,000	Plains All American Pipeline LP	4.700	06/15/44	257,737
300,000	Plains All American Pipeline LP	4.900	02/15/45	256,677
2,250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	2,317,695
1,500,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	1,558,300
2,500,000	Sabine Pass Liquefaction LLC	5.000	03/15/27	2,509,593
375,000	Sabine Pass Liquefaction LLC	4.200	03/15/28	358,905
750,000	Schlumberger Investment S.A.	3.650	12/01/23	753,524
2,280,000	Shell International Finance BV	4.375	03/25/20	2,319,026
500,000	Shell International Finance BV	1.875	05/10/21	486,975
500,000	Shell International Finance BV	1.750	09/12/21	483,136
750,000	Shell International Finance BV	3.500	11/13/23	758,317
4,300,000	Shell International Finance BV	3.250	05/11/25	4,241,858
1,500,000	Shell International Finance BV	2.875	05/10/26	1,437,271
500,000	Shell International Finance BV	2.500	09/12/26	464,367
750,000	Shell International Finance BV	3.875	11/13/28	771,220
500,000	Shell International Finance BV	4.125	05/11/35	501,154
1,000,000	Shell International Finance BV	4.550	08/12/43	1,040,808
1,000,000	Shell International Finance BV	4.375	05/11/45	1,029,244
425,000	Shell International Finance BV	4.000	05/10/46	411,001
3,180,000	Shell International Finance BV	3.750	09/12/46	2,960,986
200,000	Spectra Energy Partners LP	4.750	03/15/24	205,522
400,000	Spectra Energy Partners LP	3.500	03/15/25	382,010
1,100,000	Spectra Energy Partners LP	3.375	10/15/26	1,029,474
200,000	Spectra Energy Partners LP	5.950	09/25/43	218,650
300,000	Spectra Energy Partners LP	4.500	03/15/45	271,621
500,000	Statoil ASA	2.250	11/08/19	496,168
300,000	Statoil ASA	2.900	11/08/20	298,834
500,000	Statoil ASA	2.750	11/10/21	495,944
625,000	Statoil ASA	2.450	01/17/23	607,229
300,000	Statoil ASA	2.650	01/15/24	290,151
300,000	Statoil ASA	3.700	03/01/24	305,573
500,000	Statoil ASA	3.250	11/10/24	497,867
200,000	Statoil ASA	5.100	08/17/40	222,810
400,000	Statoil ASA	4.250	11/23/41	397,322
300,000	Statoil ASA	3.950	05/15/43	286,684
1,300,000	Statoil ASA	4.800	11/08/43	1,400,917
750,000	Suncor Energy, Inc	3.600	12/01/24	733,519
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,611,410
750,000	Suncor Energy, Inc	4.000	11/15/47	670,373
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	202,214
1,181,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	1,141,980
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	291,030
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	208,671
400,000	Sunoco Logistics Partners Operations LP	3.900	07/15/26	369,772
1,500,000	Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,376,131
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	96,709
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	265,203
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	177,229
1,000,000	Sunoco Logistics Partners Operations LP	5.400	10/01/47	896,945
100,000	TechnipFMC plc	3.450	10/01/22	98,664
1,000,000	Tesoro Logistics LP	6.375	05/01/24	1,032,500
300,000	Total Capital Canada Ltd	2.750	07/15/23	293,374
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Total Capital International S.A.	2.750%	06/19/21	$298,273
1,000,000	Total Capital International S.A.	2.875	02/17/22	988,068
400,000	Total Capital International S.A.	2.700	01/25/23	390,726
600,000	Total Capital International S.A.	3.700	01/15/24	611,873
300,000	Total Capital International S.A.	3.750	04/10/24	303,347
700,000	Total Capital S.A.	4.450	06/24/20	714,260
100,000	Total Capital S.A.	4.125	01/28/21	102,109
1,000,000	Total Capital S.A.	3.883	10/11/28	1,028,324
500,000	TransCanada PipeLines Ltd	2.125	11/15/19	495,241
600,000	TransCanada PipeLines Ltd	3.800	10/01/20	603,517
1,000,000	TransCanada PipeLines Ltd	4.875	01/15/26	1,034,848
850,000	TransCanada PipeLines Ltd	4.250	05/15/28	842,294
1,700,000	TransCanada PipeLines Ltd	4.625	03/01/34	1,626,542
500,000	TransCanada PipeLines Ltd	4.750	05/15/38	482,454
469,000	TransCanada PipeLines Ltd	7.625	01/15/39	584,763
1,200,000	TransCanada PipeLines Ltd	5.000	10/16/43	1,187,242
750,000	TransCanada PipeLines Ltd	4.875	05/15/48	731,567
400,000	TransCanada PipeLines Ltd	5.100	03/15/49	397,672
193,000	Vale Overseas Ltd	4.375	01/11/22	196,378
2,350,000	Vale Overseas Ltd	6.250	08/10/26	2,538,000
150,000	Vale Overseas Ltd	8.250	01/17/34	185,438
1,164,000	Vale Overseas Ltd	6.875	11/21/36	1,331,034
680,000	Valero Energy Corp	6.125	02/01/20	699,789
825,000	Valero Energy Corp	3.650	03/15/25	787,628
500,000	Valero Energy Corp	3.400	09/15/26	458,183
300,000	Valero Energy Corp	4.350	06/01/28	297,376
330,000	Valero Energy Corp	7.500	04/15/32	407,288
500,000	Valero Energy Corp	6.625	06/15/37	548,350
300,000	Valero Energy Corp	4.900	03/15/45	282,333
200,000	Valero Energy Partners LP	4.375	12/15/26	196,773
300,000	Valero Energy Partners LP	4.500	03/15/28	293,919
450,000	Western Gas Partners LP	4.000	07/01/22	446,125
200,000	Western Gas Partners LP	3.950	06/01/25	188,507
400,000	Western Gas Partners LP	4.650	07/01/26	387,014
250,000	Western Gas Partners LP	4.500	03/01/28	233,815
400,000	Western Gas Partners LP	4.750	08/15/28	380,992
200,000	Western Gas Partners LP	5.450	04/01/44	173,653
300,000	Western Gas Partners LP	5.300	03/01/48	259,189
200,000	Western Gas Partners LP	5.500	08/15/48	178,265
830,000	Williams Partners LP	5.250	03/15/20	846,163
600,000	Williams Partners LP	4.000	11/15/21	602,309
750,000	Williams Partners LP	3.600	03/15/22	736,337
2,200,000	Williams Partners LP	3.350	08/15/22	2,152,862
300,000	Williams Partners LP	4.500	11/15/23	301,562
750,000	Williams Partners LP	4.000	09/15/25	724,500
1,000,000	Williams Partners LP	3.750	06/15/27	948,106
300,000	Williams Partners LP	5.800	11/15/43	301,721
300,000	Williams Partners LP	5.400	03/04/44	286,277
1,000,000	Williams Partners LP	4.900	01/15/45	908,426
1,500,000	Williams Partners LP	4.850	03/01/48	1,365,688
	TOTAL ENERGY			267,596,798
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.6%
$250,000	Costco Wholesale Corp	1.700%	12/15/19	$247,294
500,000	Costco Wholesale Corp	2.150	05/18/21	491,669
200,000	Costco Wholesale Corp	2.250	02/15/22	195,471
1,300,000	Costco Wholesale Corp	2.300	05/18/22	1,268,446
400,000	Costco Wholesale Corp	2.750	05/18/24	389,037
500,000	Costco Wholesale Corp	3.000	05/18/27	482,566
1,875,000	CVS Health Corp	3.125	03/09/20	1,871,050
2,300,000	CVS Health Corp	3.350	03/09/21	2,292,317
650,000	CVS Health Corp	2.125	06/01/21	628,797
500,000	CVS Health Corp	3.500	07/20/22	496,545
500,000	CVS Health Corp	2.750	12/01/22	481,177
4,000,000	CVS Health Corp	3.700	03/09/23	3,956,952
900,000	CVS Health Corp	3.375	08/12/24	872,769
3,000,000	CVS Health Corp	4.100	03/25/25	2,973,671
1,319,000	CVS Health Corp	3.875	07/20/25	1,285,941
2,200,000	CVS Health Corp	2.875	06/01/26	2,004,833
4,100,000	CVS Health Corp	4.300	03/25/28	4,014,669
1,875,000	CVS Health Corp	4.780	03/25/38	1,798,689
400,000	CVS Health Corp	5.300	12/05/43	404,630
1,500,000	CVS Health Corp	5.125	07/20/45	1,461,957
5,000,000	CVS Health Corp	5.050	03/25/48	4,869,511
69,000	Delhaize Group S.A.	5.700	10/01/40	74,741
445,000	Kroger Co	6.150	01/15/20	457,589
200,000	Kroger Co	2.950	11/01/21	196,435
200,000	Kroger Co	3.400	04/15/22	197,932
125,000	Kroger Co	2.800	08/01/22	121,815
200,000	Kroger Co	3.850	08/01/23	201,630
300,000	Kroger Co	4.000	02/01/24	302,519
100,000	Kroger Co	3.500	02/01/26	94,834
300,000	Kroger Co	2.650	10/15/26	267,036
175,000	Kroger Co	3.700	08/01/27	165,297
100,000	Kroger Co	6.900	04/15/38	117,754
250,000	Kroger Co	5.000	04/15/42	238,239
300,000	Kroger Co	5.150	08/01/43	287,247
300,000	Kroger Co	3.875	10/15/46	244,354
500,000	Kroger Co	4.450	02/01/47	438,656
700,000	Kroger Co	4.650	01/15/48	643,099
500,000	SYSCO Corp	2.600	10/01/20	494,520
125,000	SYSCO Corp	2.500	07/15/21	122,468
250,000	SYSCO Corp	3.550	03/15/25	246,294
225,000	SYSCO Corp	3.300	07/15/26	214,234
1,600,000	SYSCO Corp	3.250	07/15/27	1,501,533
300,000	SYSCO Corp	4.850	10/01/45	306,503
500,000	SYSCO Corp	4.500	04/01/46	472,998
250,000	SYSCO Corp	4.450	03/15/48	237,628
200,000	Walgreen Co	4.400	09/15/42	175,548
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	497,678
2,000,000	Walgreens Boots Alliance, Inc	3.450	06/01/26	1,880,636
1,400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	1,344,013
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	366,511
125,000	Walgreens Boots Alliance, Inc	4.650	06/01/46	112,842
300,000	Wal-Mart Stores, Inc	2.350	12/15/22	292,216
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Wal-Mart Stores, Inc	2.550%	04/11/23	$974,875
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	802,295
1,500,000	Wal-Mart Stores, Inc	2.650	12/15/24	1,456,927
4,500,000	Wal-Mart Stores, Inc	3.625	12/15/47	4,176,962
500,000	Walmart, Inc	2.850	06/23/20	500,458
2,550,000	Walmart, Inc	1.900	12/15/20	2,509,476
1,000,000	Walmart, Inc	3.125	06/23/21	1,007,066
475,000	Walmart, Inc	3.400	06/26/23	479,865
500,000	Walmart, Inc	3.550	06/26/25	505,737
3,500,000	Walmart, Inc	3.700	06/26/28	3,553,139
500,000	Walmart, Inc	3.950	06/28/38	495,962
1,000,000	Walmart, Inc	4.050	06/29/48	997,882
	TOTAL FOOD & STAPLES RETAILING			62,263,434

FOOD, BEVERAGE & TOBACCO - 1.2%
300,000	Altria Group, Inc	2.625	01/14/20	297,223
1,800,000	Altria Group, Inc	4.750	05/05/21	1,839,611
800,000	Altria Group, Inc	2.850	08/09/22	767,942
200,000	Altria Group, Inc	2.950	05/02/23	190,247
700,000	Altria Group, Inc	2.625	09/16/26	611,805
800,000	Altria Group, Inc	4.250	08/09/42	646,031
300,000	Altria Group, Inc	4.500	05/02/43	249,878
600,000	Altria Group, Inc	5.375	01/31/44	559,909
700,000	Altria Group, Inc	3.875	09/16/46	533,917
977,000	Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	960,299
2,000,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,947,326
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	890,706
3,300,000	Anheuser-Busch InBev Worldwide, Inc	3.500	01/12/24	3,224,072
2,175,000	Anheuser-Busch InBev Worldwide, Inc	4.000	04/13/28	2,081,703
1,500,000	Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,339,777
900,000	Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	807,943
1,539,000	Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,330,832
1,500,000	Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,307,693
300,000	Archer-Daniels-Midland Co	3.375	03/15/22	301,449
1,400,000	Archer-Daniels-Midland Co	2.500	08/11/26	1,299,021
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	698,488
200,000	Archer-Daniels-Midland Co	3.750	09/15/47	180,873
300,000	Archer-Daniels-Midland Co	4.500	03/15/49	307,940
750,000	BAT Capital Corp	2.297	08/14/20	732,128
750,000	BAT Capital Corp	2.764	08/15/22	708,431
1,000,000	BAT Capital Corp	3.222	08/15/24	920,962
3,900,000	BAT Capital Corp	3.557	08/15/27	3,464,169
1,000,000	BAT Capital Corp	4.390	08/15/37	819,329
1,250,000	BAT Capital Corp	4.540	08/15/47	996,328
200,000	Beam, Inc	3.250	05/15/22	198,226
200,000	Brown-Forman Corp	3.500	04/15/25	199,238
200,000	Brown-Forman Corp	4.000	04/15/38	199,831
200,000	Brown-Forman Corp	4.500	07/15/45	210,573
800,000	Bunge Ltd	3.500	11/24/20	797,907
300,000	Bunge Ltd	3.000	09/25/22	286,708
500,000	Bunge Ltd	4.350	03/15/24	491,241
300,000	Bunge Ltd	3.750	09/25/27	266,941
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Campbell Soup Co	3.300%	03/15/21	$497,384
100,000	Campbell Soup Co	4.250	04/15/21	101,493
650,000	Campbell Soup Co	2.500	08/02/22	615,606
500,000	Campbell Soup Co	3.650	03/15/23	487,574
500,000	Campbell Soup Co	3.950	03/15/25	479,229
500,000	Campbell Soup Co	4.150	03/15/28	465,768
150,000	Campbell Soup Co	3.800	08/02/42	112,247
500,000	Campbell Soup Co	4.800	03/15/48	424,026
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	298,832
500,000	Coca-Cola Co	1.875	10/27/20	491,310
300,000	Coca-Cola Co	2.450	11/01/20	298,036
410,000	Coca-Cola Co	3.150	11/15/20	412,733
1,200,000	Coca-Cola Co	1.550	09/01/21	1,163,449
300,000	Coca-Cola Co	2.500	04/01/23	292,783
2,500,000	Coca-Cola Co	3.200	11/01/23	2,507,279
500,000	Coca-Cola Co	2.875	10/27/25	481,602
300,000	Coca-Cola Co	2.550	06/01/26	282,562
400,000	Coca-Cola Co	2.250	09/01/26	366,474
400,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	407,410
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	504,360
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	216,193
350,000	ConAgra Brands, Inc	3.800	10/22/21	350,108
750,000	ConAgra Brands, Inc	4.300	05/01/24	745,421
275,000	ConAgra Brands, Inc	4.600	11/01/25	275,994
750,000	ConAgra Brands, Inc	4.850	11/01/28	737,974
750,000	ConAgra Brands, Inc	5.300	11/01/38	709,454
750,000	ConAgra Brands, Inc	5.400	11/01/48	691,593
572,000	ConAgra Foods, Inc	3.200	01/25/23	552,703
100,000	ConAgra Foods, Inc	7.000	10/01/28	113,543
200,000	Constellation Brands, Inc	2.000	11/07/19	197,540
200,000	Constellation Brands, Inc	2.250	11/06/20	196,145
300,000	Constellation Brands, Inc	2.700	05/09/22	289,751
300,000	Constellation Brands, Inc	2.650	11/07/22	287,244
1,250,000	Constellation Brands, Inc	3.200	02/15/23	1,212,067
100,000	Constellation Brands, Inc	4.400	11/15/25	100,243
750,000	Constellation Brands, Inc	3.700	12/06/26	706,460
300,000	Constellation Brands, Inc	3.500	05/09/27	277,944
700,000	Constellation Brands, Inc	3.600	02/15/28	645,040
300,000	Constellation Brands, Inc	4.650	11/15/28	298,949
300,000	Constellation Brands, Inc	4.500	05/09/47	274,188
300,000	Constellation Brands, Inc	4.100	02/15/48	253,214
300,000	Constellation Brands, Inc	5.250	11/15/48	301,440
100,000	Corn Products International, Inc	4.625	11/01/20	101,770
500,000	Diageo Capital plc	3.000	05/18/20	500,370
500,000	Diageo Capital plc	3.500	09/18/23	501,786
425,000	Diageo Capital plc	3.875	05/18/28	432,954
200,000	Diageo Capital plc	5.875	09/30/36	241,695
400,000	Diageo Capital plc	3.875	04/29/43	391,502
500,000	Dr Pepper Snapple Group, Inc	3.130	12/15/23	477,477
200,000	Dr Pepper Snapple Group, Inc	3.400	11/15/25	188,256
200,000	Dr Pepper Snapple Group, Inc	2.550	09/15/26	172,095
500,000	Dr Pepper Snapple Group, Inc	4.420	12/15/46	441,919
150,000	Flowers Foods, Inc	4.375	04/01/22	151,227
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Flowers Foods, Inc	3.500%	10/01/26	$95,496
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	190,755
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	287,338
200,000		General Mills, Inc	3.150	12/15/21	198,382
500,000		General Mills, Inc	2.600	10/12/22	481,661
500,000		General Mills, Inc	3.650	02/15/24	495,820
500,000		General Mills, Inc	3.200	02/10/27	459,964
2,500,000		General Mills, Inc	4.200	04/17/28	2,448,953
150,000		General Mills, Inc	5.400	06/15/40	150,358
100,000		General Mills, Inc	4.150	02/15/43	85,715
200,000		General Mills, Inc	4.700	04/17/48	183,284
150,000		Hershey Co	4.125	12/01/20	153,137
300,000		Hershey Co	3.100	05/15/21	302,644
300,000		Hershey Co	3.375	05/15/23	301,953
500,000		Hershey Co	2.300	08/15/26	458,840
300,000		Hershey Co	3.375	08/15/46	270,604
300,000		Ingredion, Inc	3.200	10/01/26	279,101
200,000		JM Smucker Co	2.200	12/06/19	198,243
175,000		JM Smucker Co	2.500	03/15/20	173,252
100,000		JM Smucker Co	3.500	10/15/21	100,166
300,000		JM Smucker Co	3.000	03/15/22	292,696
600,000		JM Smucker Co	3.500	03/15/25	577,969
200,000		JM Smucker Co	3.375	12/15/27	185,878
300,000		JM Smucker Co	4.250	03/15/35	274,471
300,000		JM Smucker Co	4.375	03/15/45	261,402
300,000		Kellogg Co	3.250	05/14/21	297,099
500,000		Kellogg Co	2.650	12/01/23	472,740
1,125,000		Kellogg Co	3.250	04/01/26	1,057,165
200,000		Kellogg Co	3.400	11/15/27	186,372
300,000		Kellogg Co	4.300	05/15/28	299,281
150,000		Kellogg Co	4.500	04/01/46	139,333
2,275,000		Kraft Foods Group, Inc	3.500	06/06/22	2,256,101
300,000		Kraft Foods Group, Inc	6.500	02/09/40	319,087
700,000		Kraft Foods Group, Inc	5.000	06/04/42	626,718
700,000		Kraft Heinz Foods Co	2.800	07/02/20	693,822
500,000		Kraft Heinz Foods Co	3.375	06/15/21	498,776
200,000		Kraft Heinz Foods Co	3.500	07/15/22	197,089
750,000		Kraft Heinz Foods Co	4.000	06/15/23	747,989
900,000		Kraft Heinz Foods Co	3.950	07/15/25	871,367
1,500,000		Kraft Heinz Foods Co	3.000	06/01/26	1,338,805
1,500,000		Kraft Heinz Foods Co	4.625	01/30/29	1,484,003
600,000		Kraft Heinz Foods Co	5.000	07/15/35	564,062
1,000,000		Kraft Heinz Foods Co	5.200	07/15/45	914,894
1,500,000		Kraft Heinz Foods Co	4.375	06/01/46	1,237,340
750,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	748,835
1,000,000	g	Maple Escrow Subsidiary, Inc	4.057	05/25/23	995,871
1,250,000	g	Maple Escrow Subsidiary, Inc	4.597	05/25/28	1,241,303
750,000	g	Maple Escrow Subsidiary, Inc	5.085	05/25/48	714,149
250,000		McCormick & Co, Inc	2.700	08/15/22	242,402
250,000		McCormick & Co, Inc	3.150	08/15/24	240,971
250,000		McCormick & Co, Inc	3.400	08/15/27	236,303
400,000		McCormick & Co, Inc	4.200	08/15/47	374,075
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$385,000	Mead Johnson Nutrition Co	4.900%	11/01/19	$390,192
600,000	Mead Johnson Nutrition Co	3.000	11/15/20	598,128
225,000	Mead Johnson Nutrition Co	4.125	11/15/25	230,931
350,000	Mead Johnson Nutrition Co	4.600	06/01/44	359,638
500,000	Molson Coors Brewing Co	2.250	03/15/20	493,124
500,000	Molson Coors Brewing Co	2.100	07/15/21	482,057
150,000	Molson Coors Brewing Co	3.500	05/01/22	149,095
750,000	Molson Coors Brewing Co	3.000	07/15/26	668,289
300,000	Molson Coors Brewing Co	5.000	05/01/42	282,717
1,250,000	Molson Coors Brewing Co	4.200	07/15/46	1,039,888
500,000	Mondelez International, Inc	3.000	05/07/20	498,076
500,000	Mondelez International, Inc	3.625	05/07/23	500,700
500,000	Mondelez International, Inc	4.125	05/07/28	499,233
500,000	Mondelez International, Inc	4.625	05/07/48	481,299
300,000	PepsiCo, Inc	1.350	10/04/19	296,418
100,000	PepsiCo, Inc	4.500	01/15/20	101,805
500,000	PepsiCo, Inc	1.850	04/30/20	492,691
300,000	PepsiCo, Inc	2.150	10/14/20	296,205
600,000	PepsiCo, Inc	3.125	11/01/20	602,547
300,000	PepsiCo, Inc	2.000	04/15/21	294,014
200,000	PepsiCo, Inc	3.000	08/25/21	200,475
1,300,000	PepsiCo, Inc	1.700	10/06/21	1,257,297
400,000	PepsiCo, Inc	2.750	03/05/22	395,950
500,000	PepsiCo, Inc	2.250	05/02/22	487,155
300,000	PepsiCo, Inc	3.100	07/17/22	300,108
500,000	PepsiCo, Inc	2.750	03/01/23	492,608
1,000,000	PepsiCo, Inc	3.600	03/01/24	1,015,026
300,000	PepsiCo, Inc	2.750	04/30/25	288,007
425,000	PepsiCo, Inc	3.500	07/17/25	427,302
100,000	PepsiCo, Inc	2.850	02/24/26	95,650
1,000,000	PepsiCo, Inc	2.375	10/06/26	918,550
2,500,000	PepsiCo, Inc	3.000	10/15/27	2,402,015
400,000	PepsiCo, Inc	4.000	03/05/42	393,720
200,000	PepsiCo, Inc	3.600	08/13/42	186,839
450,000	PepsiCo, Inc	4.600	07/17/45	480,431
800,000	PepsiCo, Inc	4.450	04/14/46	836,643
275,000	PepsiCo, Inc	3.450	10/06/46	244,437
750,000	PepsiCo, Inc	4.000	05/02/47	734,279
300,000	Philip Morris International, Inc	1.875	11/01/19	296,395
300,000	Philip Morris International, Inc	2.000	02/21/20	296,220
200,000	Philip Morris International, Inc	2.900	11/15/21	196,987
300,000	Philip Morris International, Inc	2.625	02/18/22	290,374
300,000	Philip Morris International, Inc	2.375	08/17/22	288,296
200,000	Philip Morris International, Inc	2.500	08/22/22	192,715
300,000	Philip Morris International, Inc	2.500	11/02/22	288,315
500,000	Philip Morris International, Inc	2.625	03/06/23	480,752
300,000	Philip Morris International, Inc	2.125	05/10/23	282,605
300,000	Philip Morris International, Inc	3.600	11/15/23	300,668
500,000	Philip Morris International, Inc	3.250	11/10/24	481,431
300,000	Philip Morris International, Inc	3.375	08/11/25	291,637
700,000	Philip Morris International, Inc	2.750	02/25/26	647,351
1,300,000	Philip Morris International, Inc	3.125	08/17/27	1,234,404
1,500,000	Philip Morris International, Inc	3.125	03/02/28	1,401,958
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$240,000	Philip Morris International, Inc	6.375%	05/16/38	$278,373
150,000	Philip Morris International, Inc	4.375	11/15/41	136,581
200,000	Philip Morris International, Inc	4.500	03/20/42	190,157
150,000	Philip Morris International, Inc	3.875	08/21/42	129,206
300,000	Philip Morris International, Inc	4.125	03/04/43	265,082
200,000	Philip Morris International, Inc	4.875	11/15/43	198,542
1,300,000	Philip Morris International, Inc	4.250	11/10/44	1,187,171
270,000	Reynolds American, Inc	6.875	05/01/20	280,916
375,000	Reynolds American, Inc	3.250	06/12/20	372,640
2,250,000	Reynolds American, Inc	4.000	06/12/22	2,225,641
200,000	Reynolds American, Inc	4.850	09/15/23	202,381
750,000	Reynolds American, Inc	5.700	08/15/35	733,007
65,000	Reynolds American, Inc	7.250	06/15/37	71,009
200,000	Reynolds American, Inc	6.150	09/15/43	195,137
750,000	Reynolds American, Inc	5.850	08/15/45	697,570
1,400,000	Tyson Foods, Inc	4.500	06/15/22	1,429,883
100,000	Tyson Foods, Inc	3.900	09/28/23	99,854
500,000	Tyson Foods, Inc	3.950	08/15/24	497,063
300,000	Tyson Foods, Inc	3.550	06/02/27	279,547
500,000	Tyson Foods, Inc	5.150	08/15/44	488,475
300,000	Tyson Foods, Inc	4.550	06/02/47	263,217
150,000	Tyson Foods, Inc	5.100	09/28/48	144,130
	TOTAL FOOD, BEVERAGE & TOBACCO			121,544,376

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Advocate Health & Hospitals Corp	3.829	08/15/28	206,038
100,000	Advocate Health & Hospitals Corp	4.272	08/15/48	100,095
100,000	AmerisourceBergen Corp	3.500	11/15/21	100,303
400,000	AmerisourceBergen Corp	3.400	05/15/24	390,113
700,000	AmerisourceBergen Corp	3.250	03/01/25	668,811
200,000	AmerisourceBergen Corp	3.450	12/15/27	186,410
700,000	AmerisourceBergen Corp	4.300	12/15/47	599,655
500,000	Anthem, Inc	2.500	11/21/20	493,034
500,000	Anthem, Inc	2.950	12/01/22	487,592
1,400,000	Anthem, Inc	3.350	12/01/24	1,363,765
400,000	Anthem, Inc	3.650	12/01/27	382,395
1,000,000	Anthem, Inc	4.101	03/01/28	980,715
400,000	Anthem, Inc	4.375	12/01/47	372,539
1,000,000	Anthem, Inc	4.550	03/01/48	960,255
500,000	Ascension Health, Inc	3.945	11/15/46	482,657
200,000	Ascension Health, Inc	4.847	11/15/53	216,913
300,000	Baxter International, Inc	1.700	08/15/21	287,808
300,000	Baxter International, Inc	2.600	08/15/26	273,998
300,000	Baxter International, Inc	3.500	08/15/46	248,054
290,000	Baylor Scott & White Holdings	4.185	11/15/45	286,254
200,000	Baylor Scott & White Holdings	3.967	11/15/46	194,255
1,414,000	Becton Dickinson & Co	2.675	12/15/19	1,400,575
750,000	Becton Dickinson & Co	3.363	06/06/24	720,305
151,000	Becton Dickinson & Co	3.734	12/15/24	145,854
1,000,000	Becton Dickinson & Co	4.669	06/06/47	941,825
750,000	Becton Dickinson and Co	2.404	06/05/20	738,567
750,000	Becton Dickinson and Co	2.894	06/06/22	726,355
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Becton Dickinson and Co	3.700%	06/06/27	$1,890,755
500,000		Becton Dickinson and Co	4.685	12/15/44	468,584
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	102,516
300,000		Boston Scientific Corp	2.850	05/15/20	298,002
300,000		Boston Scientific Corp	3.375	05/15/22	298,059
150,000		Boston Scientific Corp	4.125	10/01/23	152,111
1,400,000		Boston Scientific Corp	3.850	05/15/25	1,377,860
500,000		Boston Scientific Corp	4.000	03/01/28	485,604
200,000		Cardinal Health, Inc	2.400	11/15/19	198,590
100,000		Cardinal Health, Inc	4.625	12/15/20	102,274
350,000		Cardinal Health, Inc	2.616	06/15/22	337,151
100,000		Cardinal Health, Inc	3.200	06/15/22	98,048
200,000		Cardinal Health, Inc	3.200	03/15/23	192,993
500,000		Cardinal Health, Inc	3.079	06/15/24	469,494
100,000		Cardinal Health, Inc	3.500	11/15/24	96,291
200,000		Cardinal Health, Inc	3.750	09/15/25	193,949
300,000		Cardinal Health, Inc	3.410	06/15/27	272,723
100,000		Cardinal Health, Inc	4.600	03/15/43	86,847
200,000		Cardinal Health, Inc	4.500	11/15/44	169,828
200,000		Cardinal Health, Inc	4.900	09/15/45	180,682
500,000		Cardinal Health, Inc	4.368	06/15/47	426,361
200,000		CHRISTUS Health	4.341	07/01/28	204,214
450,000		Coventry Health Care, Inc	5.450	06/15/21	465,909
150,000		Covidien International Finance S.A.	3.200	06/15/22	149,572
100,000		Dartmouth-Hitchcock Health	4.178	08/01/48	96,930
200,000		Dignity Health	5.267	11/01/64	200,843
400,000		Duke University Health System, Inc	3.920	06/01/47	391,026
300,000		Edwards Lifesciences Corp	4.300	06/15/28	303,490
200,000		Express Scripts Holding Co	2.600	11/30/20	196,833
150,000		Express Scripts Holding Co	3.300	02/25/21	149,444
250,000		Express Scripts Holding Co	4.750	11/15/21	257,146
525,000		Express Scripts Holding Co	3.900	02/15/22	527,397
1,000,000		Express Scripts Holding Co	3.050	11/30/22	967,748
1,100,000		Express Scripts Holding Co	3.000	07/15/23	1,058,658
300,000		Express Scripts Holding Co	3.500	06/15/24	291,314
150,000		Express Scripts Holding Co	4.500	02/25/26	152,100
1,300,000		Express Scripts Holding Co	3.400	03/01/27	1,206,612
93,000		Express Scripts Holding Co	6.125	11/15/41	103,949
750,000		Express Scripts Holding Co	4.800	07/15/46	719,953
200,000		Hackensack Meridian Health, Inc	4.211	07/01/48	199,574
200,000		Hackensack Meridian Health, Inc	4.500	07/01/57	208,945
500,000	g	Halfmoon Parent, Inc	3.200	09/17/20	497,856
1,500,000	g	Halfmoon Parent, Inc	3.400	09/17/21	1,496,524
1,500,000	g	Halfmoon Parent, Inc	3.750	07/15/23	1,494,912
500,000	g	Halfmoon Parent, Inc	4.125	11/15/25	499,528
3,000,000	g	Halfmoon Parent, Inc	4.375	10/15/28	3,018,570
600,000	g	Halfmoon Parent, Inc	4.800	08/15/38	594,959
575,000	g	Halfmoon Parent, Inc	4.900	12/15/48	563,350
200,000		Indiana University Health, Inc Obligated Group	3.970	11/01/48	199,113
100,000		Johns Hopkins Health System Corp	3.837	05/15/46	96,713
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	101,663
500,000		Kaiser Foundation Hospitals	3.150	05/01/27	480,972
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	112,278
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,265,000	Kaiser Foundation Hospitals	4.150%	05/01/47	$1,251,228
200,000	Keysight Technologies, Inc	3.300	10/30/19	199,397
200,000	Keysight Technologies, Inc	4.550	10/30/24	203,993
300,000	Keysight Technologies, Inc	4.600	04/06/27	301,304
550,000	Laboratory Corp of America Holdings	2.625	02/01/20	546,115
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	297,716
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	201,105
700,000	Laboratory Corp of America Holdings	4.000	11/01/23	705,395
200,000	Laboratory Corp of America Holdings	3.250	09/01/24	191,400
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	96,337
300,000	Laboratory Corp of America Holdings	3.600	09/01/27	285,889
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	279,642
200,000	Mayo Clinic	4.128	11/15/52	201,559
200,000	Mayo Clinic Rochester	4.000	11/15/47	201,181
300,000	McKesson Corp	3.650	11/30/20	301,374
600,000	McKesson Corp	2.700	12/15/22	578,243
200,000	McKesson Corp	2.850	03/15/23	193,177
1,000,000	McKesson Corp	3.796	03/15/24	989,317
500,000	McKesson Corp	3.950	02/16/28	479,870
300,000	McKesson Corp	4.750	05/30/29	302,059
1,325,000	Medtronic Global Holdings S.C.A	3.350	04/01/27	1,298,536
875,000	Medtronic, Inc	2.500	03/15/20	870,409
1,100,000	Medtronic, Inc	3.150	03/15/22	1,096,914
1,000,000	Medtronic, Inc	3.625	03/15/24	1,009,519
4,500,000	Medtronic, Inc	3.500	03/15/25	4,484,161
936,000	Medtronic, Inc	4.375	03/15/35	959,298
200,000	Medtronic, Inc	4.500	03/15/42	204,807
1,000,000	Medtronic, Inc	4.625	03/15/44	1,038,955
1,050,000	Medtronic, Inc	4.625	03/15/45	1,102,364
200,000	Mercy Health	4.302	07/01/28	204,138
100,000	Mount Sinai Hospitals Group, Inc	3.981	07/01/48	93,671
300,000	New York and Presbyterian Hospital	4.024	08/01/45	292,112
150,000	New York and Presbyterian Hospital	4.063	08/01/56	145,240
140,000	Northwell Healthcare, Inc	3.979	11/01/46	127,717
175,000	Northwell Healthcare, Inc	4.260	11/01/47	166,555
350,000	NYU Hospitals Center	5.750	07/01/43	422,744
250,000	NYU Hospitals Center	4.368	07/01/47	249,187
150,000	PerkinElmer, Inc	5.000	11/15/21	154,756
200,000	Providence St. Joseph Health Obligated Group	2.746	10/01/26	186,228
100,000	Providence St. Joseph Health Obligated Group	3.744	10/01/47	93,251
350,000	Providence St. Joseph Health Obligated Group	3.930	10/01/48	333,894
200,000	Quest Diagnostics, Inc	2.500	03/30/20	198,148
400,000	Quest Diagnostics, Inc	4.700	04/01/21	411,130
125,000	Quest Diagnostics, Inc	3.500	03/30/25	121,948
300,000	Quest Diagnostics, Inc	4.700	03/30/45	286,997
200,000	RWJ Barnabas Health, Inc	3.949	07/01/46	188,213
300,000	SSM Health Care Corp	3.688	06/01/23	302,734
200,000	SSM Health Care Corp	3.823	06/01/27	198,474
500,000	Stanford Health Care	3.795	11/15/48	479,221
850,000	Stryker Corp	2.625	03/15/21	839,448
200,000	Stryker Corp	3.375	11/01/25	193,446
1,600,000	Stryker Corp	3.500	03/15/26	1,539,308
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Stryker Corp	3.650%	03/07/28	$483,318
200,000	Stryker Corp	4.100	04/01/43	185,012
200,000	Stryker Corp	4.375	05/15/44	191,067
250,000	Stryker Corp	4.625	03/15/46	251,467
200,000	Sutter Health	3.695	08/15/28	200,672
200,000	Sutter Health	4.091	08/15/48	191,268
100,000	Texas Health Resources	4.330	11/15/55	101,548
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	647,203
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	244,986
1,300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	1,264,679
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	607,746
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	147,866
775,000	Thermo Fisher Scientific, Inc	2.950	09/19/26	715,585
1,150,000	Thermo Fisher Scientific, Inc	3.200	08/15/27	1,069,386
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	220,737
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	185,362
300,000	Trinity Health Corp	4.125	12/01/45	285,442
250,000	Zimmer Biomet Holdings, Inc	3.700	03/19/23	247,317
500,000	Zimmer Holdings, Inc	2.700	04/01/20	495,163
750,000	Zimmer Holdings, Inc	3.150	04/01/22	733,249
1,925,000	Zimmer Holdings, Inc	3.550	04/01/25	1,830,413
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			76,261,267

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	102,020
100,000	Clorox Co	3.050	09/15/22	98,924
200,000	Clorox Co	3.500	12/15/24	199,768
300,000	Clorox Co	3.100	10/01/27	285,040
500,000	Clorox Co	3.900	05/15/28	502,541
200,000	Colgate-Palmolive Co	2.300	05/03/22	195,755
200,000	Colgate-Palmolive Co	2.250	11/15/22	194,195
200,000	Colgate-Palmolive Co	1.950	02/01/23	191,664
300,000	Colgate-Palmolive Co	3.250	03/15/24	301,490
60,000	Colgate-Palmolive Co	6.450	06/16/28	73,790
300,000	Colgate-Palmolive Co	4.000	08/15/45	296,821
200,000	Colgate-Palmolive Co	3.700	08/01/47	190,388
375,000	Ecolab, Inc	2.250	01/12/20	372,525
286,000	Ecolab, Inc	4.350	12/08/21	293,821
300,000	Ecolab, Inc	2.375	08/10/22	289,413
200,000	Ecolab, Inc	3.250	01/14/23	199,214
625,000	Ecolab, Inc	2.700	11/01/26	583,475
300,000	Ecolab, Inc	3.250	12/01/27	289,748
14,000	Ecolab, Inc	5.500	12/08/41	16,150
210,000	Ecolab, Inc	3.950	12/01/47	197,062
200,000	Estee Lauder Cos, Inc	1.800	02/07/20	197,808
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	193,939
200,000	Estee Lauder Cos, Inc	3.150	03/15/27	194,983
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	122,945
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	314,805
200,000	Estee Lauder Cos, Inc	4.150	03/15/47	202,546
125,000	Kimberly-Clark Corp	2.400	03/01/22	122,118
950,000	Kimberly-Clark Corp	3.050	08/15/25	927,238
200,000	Kimberly-Clark Corp	3.950	11/01/28	207,029
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Kimberly-Clark Corp	6.625%	08/01/37	$263,881
300,000	Kimberly-Clark Corp	3.200	07/30/46	261,702
200,000	Kimberly-Clark Corp	3.900	05/04/47	192,740
300,000	Procter & Gamble Co	1.900	11/01/19	297,722
500,000	Procter & Gamble Co	1.850	02/02/21	491,046
800,000	Procter & Gamble Co	2.300	02/06/22	787,532
300,000	Procter & Gamble Co	2.150	08/11/22	291,084
600,000	Procter & Gamble Co	3.100	08/15/23	605,371
750,000	Procter & Gamble Co	2.700	02/02/26	718,191
1,750,000	Procter & Gamble Co	2.450	11/03/26	1,639,595
750,000	Procter & Gamble Co	2.850	08/11/27	718,626
200,000	Procter & Gamble Co	3.500	10/25/47	188,892
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			13,813,597

INSURANCE - 1.0%
500,000	ACE INA Holdings, Inc	2.875	11/03/22	495,739
250,000	ACE INA Holdings, Inc	2.700	03/13/23	244,286
400,000	ACE INA Holdings, Inc	3.150	03/15/25	391,252
1,675,000	ACE INA Holdings, Inc	3.350	05/03/26	1,639,347
150,000	ACE INA Holdings, Inc	4.150	03/13/43	148,981
1,600,000	ACE INA Holdings, Inc	4.350	11/03/45	1,649,495
500,000	Aegon NV	5.500	04/11/48	455,000
1,000,000	Aetna, Inc	2.750	11/15/22	959,315
750,000	Aetna, Inc	2.800	06/15/23	713,212
240,000	Aetna, Inc	6.625	06/15/36	281,748
350,000	Aetna, Inc	4.500	05/15/42	325,321
500,000	Aetna, Inc	4.125	11/15/42	433,394
875,000	Aetna, Inc	3.875	08/15/47	741,864
600,000	Aflac, Inc	3.625	06/15/23	601,955
200,000	Aflac, Inc	3.625	11/15/24	199,828
200,000	Aflac, Inc	2.875	10/15/26	186,960
200,000	Aflac, Inc	4.000	10/15/46	184,826
500,000	Aflac, Inc	4.750	01/15/49	510,324
300,000	Alleghany Corp	4.950	06/27/22	313,697
200,000	Alleghany Corp	4.900	09/15/44	195,544
300,000	Allied World Assurance Co Holdings Ltd	4.350	10/29/25	295,877
1,250,000	Allstate Corp	3.150	06/15/23	1,248,332
100,000	Allstate Corp	3.280	12/15/26	98,059
600,000	Allstate Corp	4.500	06/15/43	612,416
800,000	Allstate Corp	4.200	12/15/46	777,991
200,000	Allstate Corp	5.750	08/15/53	195,000
300,000	American Financial Group, Inc	3.500	08/15/26	283,153
200,000	American Financial Group, Inc	4.500	06/15/47	179,704
300,000	American International Group, Inc	3.300	03/01/21	298,972
1,600,000	American International Group, Inc	4.875	06/01/22	1,659,961
200,000	American International Group, Inc	3.750	07/10/25	191,582
800,000	American International Group, Inc	3.900	04/01/26	770,737
575,000	American International Group, Inc	4.200	04/01/28	555,099
1,500,000	American International Group, Inc	3.875	01/15/35	1,291,276
300,000	American International Group, Inc	4.700	07/10/35	285,235
800,000	American International Group, Inc	6.250	05/01/36	871,661
500,000	American International Group, Inc	4.500	07/16/44	446,454
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		American International Group, Inc	4.800%	07/10/45	$280,293
1,000,000		American International Group, Inc	4.750	04/01/48	916,346
300,000		American International Group, Inc	5.750	04/01/48	261,000
200,000		American International Group, Inc	4.375	01/15/55	166,274
50,000		Aon plc	5.000	09/30/20	51,449
200,000		Aon plc	2.800	03/15/21	197,815
200,000		Aon plc	4.000	11/27/23	202,393
300,000		Aon plc	3.500	06/14/24	292,922
1,800,000		Aon plc	3.875	12/15/25	1,777,093
200,000		Aon plc	6.250	09/30/40	233,325
250,000		Aon plc	4.750	05/15/45	245,627
200,000		Arch Capital Group Ltd	4.011	12/15/26	199,816
200,000		Arch Capital Group Ltd	5.031	12/15/46	209,127
300,000		Arch Capital Group US, Inc	5.144	11/01/43	314,620
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	200,897
100,000		Assurant, Inc	4.000	03/15/23	100,784
300,000		Assurant, Inc	4.200	09/27/23	300,855
300,000		Assurant, Inc	4.900	03/27/28	301,662
38,000		Assurant, Inc	6.750	02/15/34	42,970
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	206,838
300,000		Athene Holding Ltd	4.125	01/12/28	272,665
100,000	g	AXA Equitable Holdings, Inc	3.900	04/20/23	98,755
500,000	g	AXA Equitable Holdings, Inc	4.350	04/20/28	472,781
250,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	219,371
770,000		AXA S.A.	8.600	12/15/30	952,559
50,000		AXIS Specialty Finance plc	5.875	06/01/20	51,433
200,000		AXIS Specialty Finance plc	4.000	12/06/27	191,512
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	306,382
1,000,000		Berkshire Hathaway Finance Corp	4.200	08/15/48	995,030
1,350,000		Brighthouse Financial, Inc	3.700	06/22/27	1,141,339
350,000		Brighthouse Financial, Inc	4.700	06/22/47	260,904
350,000		Chubb Corp	6.000	05/11/37	424,308
500,000		Chubb INA Holdings, Inc	2.300	11/03/20	492,852
540,000		Cigna Corp	5.125	06/15/20	553,733
900,000		Cigna Corp	3.250	04/15/25	856,705
300,000		Cigna Corp	3.050	10/15/27	274,582
1,000,000		Cigna Corp	3.875	10/15/47	836,163
200,000		Cincinnati Financial Corp	6.920	05/15/28	241,010
500,000		CNA Financial Corp	5.750	08/15/21	527,649
690,000		CNA Financial Corp	3.950	05/15/24	683,554
200,000		CNA Financial Corp	4.500	03/01/26	201,727
125,000		CNA Financial Corp	3.450	08/15/27	116,367
200,000		Enstar Group Ltd	4.500	03/10/22	201,327
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	289,501
250,000		Fidelity National Financial, Inc	5.500	09/01/22	264,437
300,000	g	Fidelity National Financial, Inc	4.500	08/15/28	296,709
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	200,303
175,000		Hartford Financial Services Group, Inc	5.500	03/30/20	179,549
1,250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	1,310,283
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	372,076
300,000		Hartford Financial Services Group, Inc	4.400	03/15/48	280,193
300,000		Humana, Inc	2.625	10/01/19	298,488
150,000		Humana, Inc	2.500	12/15/20	147,707
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Humana, Inc	3.150%	12/01/22	$97,959
400,000	Humana, Inc	2.900	12/15/22	388,843
300,000	Humana, Inc	3.850	10/01/24	299,734
100,000	Humana, Inc	3.950	03/15/27	97,751
200,000	Humana, Inc	4.625	12/01/42	197,978
300,000	Humana, Inc	4.950	10/01/44	308,553
100,000	Humana, Inc	4.800	03/15/47	100,214
200,000	ING US, Inc	5.700	07/15/43	216,235
200,000	Kemper Corp	4.350	02/15/25	197,515
400,000	Leucadia National Corp	5.500	10/18/23	407,569
400,000	Lincoln National Corp	4.200	03/15/22	406,634
625,000	Lincoln National Corp	4.000	09/01/23	637,099
175,000	Lincoln National Corp	3.350	03/09/25	170,153
600,000	Lincoln National Corp	3.625	12/12/26	581,252
125,000	Lincoln National Corp	3.800	03/01/28	121,306
2,000	Lincoln National Corp	6.150	04/07/36	2,310
150,000	Lincoln National Corp	7.000	06/15/40	188,816
250,000	Lincoln National Corp	4.350	03/01/48	230,655
200,000	Loews Corp	2.625	05/15/23	193,631
200,000	Loews Corp	3.750	04/01/26	198,308
200,000	Loews Corp	4.125	05/15/43	182,995
100,000	Manulife Financial Corp	4.900	09/17/20	102,588
700,000	Manulife Financial Corp	4.150	03/04/26	707,332
1,300,000	Manulife Financial Corp	4.061	02/24/32	1,226,569
200,000	Manulife Financial Corp	5.375	03/04/46	215,262
150,000	Markel Corp	4.900	07/01/22	154,848
600,000	Markel Corp	3.500	11/01/27	566,526
150,000	Markel Corp	5.000	04/05/46	149,003
100,000	Markel Corp	4.300	11/01/47	86,936
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	497,375
2,300,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	2,260,401
100,000	Marsh & McLennan Cos, Inc	4.350	01/30/47	93,385
300,000	Marsh & McLennan Cos, Inc	4.200	03/01/48	272,862
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	199,955
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	503,456
200,000	Mercury General Corp	4.400	03/15/27	193,529
450,000	MetLife, Inc	4.750	02/08/21	464,238
700,000	MetLife, Inc	3.048	12/15/22	689,908
325,000	MetLife, Inc	4.368	09/15/23	334,574
500,000	MetLife, Inc	3.600	04/10/24	503,408
700,000	MetLife, Inc	3.600	11/13/25	690,942
550,000	MetLife, Inc	6.375	06/15/34	666,954
405,000	MetLife, Inc	5.700	06/15/35	456,337
130,000	MetLife, Inc	5.875	02/06/41	153,052
450,000	MetLife, Inc	4.125	08/13/42	421,191
600,000	MetLife, Inc	4.875	11/13/43	620,603
500,000	MetLife, Inc	4.721	12/15/44	509,565
800,000	MetLife, Inc	4.050	03/01/45	741,562
450,000	MetLife, Inc	4.600	05/13/46	449,230
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	204,200
20,000	Nationwide Financial Services	6.750	05/15/37	20,200
200,000	Old Republic International Corp	4.875	10/01/24	207,874
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Old Republic International Corp	3.875%	08/26/26	$95,537
100,000	Orlando Health Obligated Group	4.089	10/01/48	95,447
100,000	PartnerRe Ltd	5.500	06/01/20	102,772
100,000	Primerica, Inc	4.750	07/15/22	103,256
100,000	Principal Financial Group, Inc	3.300	09/15/22	99,324
150,000	Principal Financial Group, Inc	3.125	05/15/23	148,057
200,000	Principal Financial Group, Inc	3.400	05/15/25	194,562
100,000	Principal Financial Group, Inc	3.100	11/15/26	93,432
100,000	Principal Financial Group, Inc	4.625	09/15/42	96,769
200,000	Principal Financial Group, Inc	4.350	05/15/43	185,774
300,000	Principal Financial Group, Inc	4.300	11/15/46	276,406
200,000	Principal Financial Group, Inc	4.700	05/15/55	189,750
650,000	Progressive Corp	2.450	01/15/27	592,172
250,000	Progressive Corp	4.000	03/01/29	257,369
120,000	Progressive Corp	6.250	12/01/32	148,976
300,000	Progressive Corp	4.350	04/25/44	306,235
300,000	Progressive Corp	3.700	01/26/45	275,020
200,000	Progressive Corp	4.125	04/15/47	195,745
750,000	Progressive Corp	4.200	03/15/48	742,564
200,000	Prudential Financial, Inc	2.350	08/15/19	199,061
891,000	Prudential Financial, Inc	4.500	11/16/21	919,541
300,000	Prudential Financial, Inc	3.878	03/27/28	301,664
600,000	Prudential Financial, Inc	5.200	03/15/44	561,750
1,300,000	Prudential Financial, Inc	4.600	05/15/44	1,294,893
200,000	Prudential Financial, Inc	5.375	05/15/45	187,420
2,300,000	Prudential Financial, Inc	4.500	09/15/47	1,966,500
300,000	Prudential Financial, Inc	4.418	03/27/48	290,087
500,000	Prudential Financial, Inc	5.700	09/15/48	465,000
799,000	Prudential Financial, Inc	3.935	12/07/49	715,364
100,000	Reinsurance Group of America, Inc	5.000	06/01/21	103,818
250,000	Reinsurance Group of America, Inc	4.700	09/15/23	260,855
200,000	RenaissanceRe Finance, Inc	3.700	04/01/25	196,836
200,000	RenaissanceRe Finance, Inc	3.450	07/01/27	190,279
250,000	Torchmark Corp	3.800	09/15/22	251,757
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	26,696
600,000	Travelers Cos, Inc	5.350	11/01/40	688,488
200,000	Travelers Cos, Inc	4.600	08/01/43	207,641
250,000	Travelers Cos, Inc	4.300	08/25/45	251,828
400,000	Travelers Cos, Inc	3.750	05/15/46	367,816
1,100,000	Travelers Cos, Inc	4.000	05/30/47	1,057,419
500,000	Travelers Cos, Inc	4.050	03/07/48	485,355
100,000	Travelers Property Casualty Corp	6.375	03/15/33	126,173
500,000	UnitedHealth Group, Inc	2.300	12/15/19	496,719
500,000	UnitedHealth Group, Inc	2.700	07/15/20	498,132
300,000	UnitedHealth Group, Inc	1.950	10/15/20	294,708
700,000	UnitedHealth Group, Inc	4.700	02/15/21	720,466
300,000	UnitedHealth Group, Inc	2.125	03/15/21	293,724
500,000	UnitedHealth Group, Inc	3.150	06/15/21	500,643
500,000	UnitedHealth Group, Inc	2.875	12/15/21	498,361
500,000	UnitedHealth Group, Inc	3.350	07/15/22	502,267
300,000	UnitedHealth Group, Inc	2.375	10/15/22	290,776
325,000	UnitedHealth Group, Inc	2.750	02/15/23	317,992
200,000	UnitedHealth Group, Inc	2.875	03/15/23	197,007
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	UnitedHealth Group, Inc	3.500%	06/15/23	$504,280
600,000	UnitedHealth Group, Inc	3.500	02/15/24	603,798
500,000	UnitedHealth Group, Inc	3.700	12/15/25	505,230
1,175,000	UnitedHealth Group, Inc	3.100	03/15/26	1,134,540
300,000	UnitedHealth Group, Inc	3.375	04/15/27	293,593
1,400,000	UnitedHealth Group, Inc	2.950	10/15/27	1,323,427
2,000,000	UnitedHealth Group, Inc	3.850	06/15/28	2,023,043
500,000	UnitedHealth Group, Inc	3.875	12/15/28	506,796
750,000	UnitedHealth Group, Inc	4.625	07/15/35	796,899
365,000	UnitedHealth Group, Inc	6.625	11/15/37	472,584
300,000	UnitedHealth Group, Inc	4.375	03/15/42	300,842
350,000	UnitedHealth Group, Inc	3.950	10/15/42	334,095
200,000	UnitedHealth Group, Inc	4.250	03/15/43	198,634
1,250,000	UnitedHealth Group, Inc	4.750	07/15/45	1,324,298
625,000	UnitedHealth Group, Inc	4.200	01/15/47	621,916
300,000	UnitedHealth Group, Inc	4.250	04/15/47	297,818
500,000	UnitedHealth Group, Inc	3.750	10/15/47	458,272
1,500,000	UnitedHealth Group, Inc	4.250	06/15/48	1,501,371
500,000	UnitedHealth Group, Inc	4.450	12/15/48	515,421
110,000	Unum Group	5.625	09/15/20	113,797
200,000	Unum Group	3.000	05/15/21	197,708
200,000	Unum Group	4.000	03/15/24	198,499
100,000	Unum Group	5.750	08/15/42	99,778
200,000	Verisk Analytics, Inc	5.800	05/01/21	210,243
500,000	Verisk Analytics, Inc	4.000	06/15/25	502,180
300,000	Verisk Analytics, Inc	5.500	06/15/45	304,045
200,000	Voya Financial, Inc	3.125	07/15/24	188,575
200,000	Voya Financial, Inc	3.650	06/15/26	189,162
200,000	Voya Financial, Inc	4.800	06/15/46	190,748
150,000	WellPoint, Inc	3.700	08/15/21	151,003
800,000	WellPoint, Inc	3.125	05/15/22	788,207
200,000	WellPoint, Inc	3.300	01/15/23	196,783
1,000,000	WellPoint, Inc	4.625	05/15/42	965,098
500,000	WellPoint, Inc	5.100	01/15/44	508,000
300,000	WellPoint, Inc	4.650	08/15/44	288,882
200,000	Willis Group Holdings plc	5.750	03/15/21	209,154
275,000	Willis North America, Inc	3.600	05/15/24	268,480
500,000	Willis North America, Inc	4.500	09/15/28	496,383
300,000	Willis North America, Inc	5.050	09/15/48	288,585
165,000	WR Berkley Corp	5.375	09/15/20	169,881
250,000	WR Berkley Corp	4.625	03/15/22	256,950
200,000	WR Berkley Corp	4.750	08/01/44	196,638
455,000	XLIT Ltd	4.450	03/31/25	452,357
200,000	XLIT Ltd	5.250	12/15/43	214,055
	TOTAL INSURANCE			102,125,283

MATERIALS - 0.8%
500,000	3M Co	3.000	09/14/21	504,020
300,000	3M Co	2.250	03/15/23	290,702
500,000	3M Co	3.250	02/14/24	503,022
1,200,000	3M Co	3.000	08/07/25	1,175,355
300,000	3M Co	2.875	10/15/27	288,098
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		3M Co	3.625%	09/14/28	$509,123
200,000		3M Co	3.125	09/19/46	172,717
300,000		3M Co	3.625	10/15/47	281,825
500,000		3M Co	4.000	09/14/48	497,400
150,000		Air Products & Chemicals, Inc	3.000	11/03/21	149,695
150,000		Air Products & Chemicals, Inc	2.750	02/03/23	147,459
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	301,924
200,000		Airgas, Inc	3.650	07/15/24	201,488
200,000		Albemarle Corp	4.150	12/01/24	202,571
2,000,000		ArcelorMittal	6.125	06/01/25	2,094,113
300,000		Avery Dennison Corp	4.875	12/06/28	302,830
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,251,310
100,000		Bemis Co, Inc	6.800	08/01/19	102,163
100,000		Bemis Co, Inc	3.100	09/15/26	91,216
2,000,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	1,984,870
500,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	478,031
1,000,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,089,648
600,000		Braskem Finance Ltd	6.450	02/03/24	630,006
200,000		Cabot Corp	3.700	07/15/22	199,374
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	395,000
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	342,941
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	188,002
100,000		Church & Dwight Co, Inc	2.450	08/01/22	96,641
250,000		Church & Dwight Co, Inc	2.875	10/01/22	245,857
100,000		Church & Dwight Co, Inc	3.150	08/01/27	94,119
100,000		Church & Dwight Co, Inc	3.950	08/01/47	91,096
200,000		Domtar Corp	4.400	04/01/22	201,002
929,000		Dow Chemical Co	4.250	11/15/20	945,357
1,500,000		Dow Chemical Co	4.125	11/15/21	1,526,329
1,400,000		Dow Chemical Co	3.500	10/01/24	1,350,796
200,000	g	Dow Chemical Co	4.550	11/30/25	203,556
300,000	g	Dow Chemical Co	4.800	11/30/28	305,423
1,400,000		Dow Chemical Co	4.250	10/01/34	1,284,216
875,000		Dow Chemical Co	4.375	11/15/42	768,807
400,000		Dow Chemical Co	4.625	10/01/44	362,269
300,000	g	Dow Chemical Co	5.550	11/30/48	303,281
500,000		DowDuPont, Inc	3.766	11/15/20	504,692
1,250,000		DowDuPont, Inc	4.205	11/15/23	1,278,110
1,250,000		DowDuPont, Inc	4.493	11/15/25	1,287,550
1,500,000		DowDuPont, Inc	4.725	11/15/28	1,555,678
875,000		DowDuPont, Inc	5.319	11/15/38	901,940
1,500,000		DowDuPont, Inc	5.419	11/15/48	1,560,470
125,000		Eastman Chemical Co	2.700	01/15/20	124,065
100,000		Eastman Chemical Co	3.500	12/01/21	100,497
122,000		Eastman Chemical Co	3.600	08/15/22	122,153
727,000		Eastman Chemical Co	3.800	03/15/25	701,346
200,000		Eastman Chemical Co	4.500	12/01/28	198,602
150,000		Eastman Chemical Co	4.800	09/01/42	138,397
300,000		Eastman Chemical Co	4.650	10/15/44	268,576
300,000		EI du Pont de Nemours & Co	2.200	05/01/20	297,852
500,000		Fibria Overseas Finance Ltd	4.000	01/14/25	471,500
500,000		Fibria Overseas Finance Ltd	5.500	01/17/27	501,880
100,000		FMC Corp	3.950	02/01/22	100,550
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	FMC Corp	4.100%	02/01/24	$199,880
300,000	Georgia-Pacific LLC	8.000	01/15/24	360,158
250,000	Georgia-Pacific LLC	7.750	11/15/29	334,472
250,000	Goldcorp, Inc	3.700	03/15/23	248,332
300,000	Goldcorp, Inc	5.450	06/09/44	298,347
100,000	Hexcel Corp	3.950	02/15/27	97,858
100,000	Hubbell, Inc	3.625	11/15/22	99,749
200,000	Hubbell, Inc	3.350	03/01/26	189,164
500,000	Hubbell, Inc	3.150	08/15/27	454,408
200,000	Hubbell, Inc	3.500	02/15/28	187,558
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,059
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	296,187
100,000	International Flavors & Fragrances, Inc	4.450	09/26/28	101,536
200,000	International Flavors & Fragrances, Inc	4.375	06/01/47	182,969
175,000	International Flavors & Fragrances, Inc	5.000	09/26/48	174,544
1,000,000	International Paper Co	3.650	06/15/24	1,003,945
1,700,000	International Paper Co	3.000	02/15/27	1,548,322
450,000	International Paper Co	6.000	11/15/41	474,565
300,000	International Paper Co	4.800	06/15/44	269,315
250,000	International Paper Co	5.150	05/15/46	235,005
300,000	International Paper Co	4.400	08/15/47	252,656
1,500,000	International Paper Co	4.350	08/15/48	1,285,116
1,000,000	Kinross Gold Corp	4.500	07/15/27	863,750
150,000	Lubrizol Corp	6.500	10/01/34	190,560
300,000	LYB International Finance BV	4.000	07/15/23	301,420
300,000	LYB International Finance BV	5.250	07/15/43	286,343
300,000	LYB International Finance BV	4.875	03/15/44	272,765
1,000,000	LYB International Finance II BV	3.500	03/02/27	910,820
300,000	LyondellBasell Industries NV	6.000	11/15/21	317,093
1,300,000	LyondellBasell Industries NV	5.750	04/15/24	1,391,180
125,000	LyondellBasell Industries NV	4.625	02/26/55	105,426
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	202,401
200,000	Martin Marietta Materials, Inc	3.450	06/01/27	184,835
125,000	Martin Marietta Materials, Inc	3.500	12/15/27	114,033
300,000	Martin Marietta Materials, Inc	4.250	12/15/47	245,884
150,000	Methanex Corp	3.250	12/15/19	148,876
150,000	Methanex Corp	4.250	12/01/24	145,575
100,000	Methanex Corp	5.650	12/01/44	89,808
100,000	NewMarket Corp	4.100	12/15/22	102,399
1,300,000	Newmont Mining Corp	3.500	03/15/22	1,286,375
298,000	Newmont Mining Corp	5.875	04/01/35	321,211
135,000	Newmont Mining Corp	6.250	10/01/39	148,041
800,000	Newmont Mining Corp	4.875	03/15/42	757,900
800,000	Nucor Corp	4.125	09/15/22	822,322
300,000	Nucor Corp	3.950	05/01/28	295,855
300,000	Nucor Corp	5.200	08/01/43	318,548
600,000	Nucor Corp	4.400	05/01/48	575,593
650,000	Nutrien Ltd	4.875	03/30/20	661,243
150,000	Nutrien Ltd	3.150	10/01/22	144,786
200,000	Nutrien Ltd	3.500	06/01/23	196,426
400,000	Nutrien Ltd	3.625	03/15/24	388,628
250,000	Nutrien Ltd	3.375	03/15/25	234,976
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Nutrien Ltd	3.000%	04/01/25	$185,162
700,000	Nutrien Ltd	4.000	12/15/26	682,844
200,000	Nutrien Ltd	4.125	03/15/35	182,260
200,000	Nutrien Ltd	5.625	12/01/40	209,707
100,000	Nutrien Ltd	6.125	01/15/41	109,629
200,000	Nutrien Ltd	4.900	06/01/43	191,340
725,000	Nutrien Ltd	5.250	01/15/45	727,604
200,000	Owens Corning	4.200	12/15/22	198,565
500,000	Owens Corning	4.200	12/01/24	495,985
300,000	Owens Corning	3.400	08/15/26	274,098
250,000	Owens Corning	4.300	07/15/47	188,504
350,000	Owens Corning	4.400	01/30/48	264,899
300,000	Packaging Corp of America	2.450	12/15/20	294,496
150,000	Packaging Corp of America	3.900	06/15/22	151,441
250,000	Packaging Corp of America	4.500	11/01/23	256,251
100,000	Packaging Corp of America	3.650	09/15/24	98,258
150,000	Packaging Corp of America	3.400	12/15/27	139,721
300,000	PPG Industries, Inc	2.300	11/15/19	298,044
300,000	PPG Industries, Inc	3.600	11/15/20	302,495
300,000	PPG Industries, Inc	3.200	03/15/23	297,122
300,000	PPG Industries, Inc	3.750	03/15/28	289,258
1,200,000	Praxair, Inc	2.250	09/24/20	1,183,631
250,000	Praxair, Inc	2.200	08/15/22	241,556
300,000	Praxair, Inc	2.650	02/05/25	283,994
100,000	Praxair, Inc	3.200	01/30/26	97,642
625,000	Praxair, Inc	3.550	11/07/42	562,813
3,250,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	3,258,248
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	868,654
500,000	Rock Tenn Co	4.900	03/01/22	514,566
500,000	Rock Tenn Co	4.000	03/01/23	499,738
300,000	RPM International, Inc	3.450	11/15/22	297,149
100,000	RPM International, Inc	3.750	03/15/27	95,002
100,000	RPM International, Inc	5.250	06/01/45	98,377
200,000	RPM International, Inc	4.250	01/15/48	170,486
500,000	SASOL Financing USA LLC	5.875	03/27/24	498,912
550,000	SASOL Financing USA LLC	6.500	09/27/28	550,392
500,000	Sherwin-Williams Co	2.250	05/15/20	492,273
150,000	Sherwin-Williams Co	4.200	01/15/22	151,944
350,000	Sherwin-Williams Co	2.750	06/01/22	338,787
1,500,000	Sherwin-Williams Co	3.125	06/01/24	1,432,151
200,000	Sherwin-Williams Co	3.450	08/01/25	190,958
200,000	Sherwin-Williams Co	3.950	01/15/26	195,648
275,000	Sherwin-Williams Co	3.450	06/01/27	256,490
200,000	Sherwin-Williams Co	4.000	12/15/42	168,369
750,000	Sherwin-Williams Co	4.500	06/01/47	677,237
150,000	Sonoco Products Co	5.750	11/01/40	168,363
200,000	Southern Copper Corp	5.375	04/16/20	204,277
300,000	Southern Copper Corp	3.875	04/23/25	288,462
100,000	Southern Copper Corp	7.500	07/27/35	116,750
680,000	Southern Copper Corp	6.750	04/16/40	751,640
1,500,000	Southern Copper Corp	5.875	04/23/45	1,534,308
750,000	Vulcan Materials Co	4.500	04/01/25	745,345
100,000	Vulcan Materials Co	3.900	04/01/27	94,681
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Vulcan Materials Co	4.500%	06/15/47	$84,942
200,000		Vulcan Materials Co	4.700	03/01/48	173,870
500,000		Westlake Chemical Corp	3.600	08/15/26	458,677
500,000		Westlake Chemical Corp	5.000	08/15/46	457,116
200,000		Westlake Chemical Corp	4.375	11/15/47	167,826
300,000	g	Westrock Co	4.650	03/15/26	304,726
500,000	g	Westrock Co	4.900	03/15/29	514,231
250,000	g	WestRock Co	3.000	09/15/24	235,495
425,000	g	WestRock Co	3.750	03/15/25	417,208
300,000	g	WestRock Co	3.375	09/15/27	276,229
325,000	g	WestRock Co	4.000	03/15/28	308,809
200,000		Yamana Gold, Inc	4.950	07/15/24	196,583
200,000		Yamana Gold, Inc	4.625	12/15/27	185,298
		TOTAL MATERIALS			80,334,263

MEDIA & ENTERTAINMENT - 1.0%
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,235,055
700,000		21st Century Fox America, Inc	3.700	10/15/25	704,672
4,100,000		21st Century Fox America, Inc	3.375	11/15/26	4,022,177
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,612,482
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,243,273
225,000		21st Century Fox America, Inc	5.400	10/01/43	259,995
500,000		21st Century Fox America, Inc	4.750	09/15/44	533,161
300,000		21st Century Fox America, Inc	4.950	10/15/45	329,370
200,000		21st Century Fox America, Inc	4.750	11/15/46	217,177
445,000		CBS Corp	4.300	02/15/21	451,119
200,000		CBS Corp	2.500	02/15/23	188,425
500,000		CBS Corp	2.900	06/01/23	476,520
200,000		CBS Corp	3.700	08/15/24	194,339
300,000		CBS Corp	3.500	01/15/25	286,064
125,000		CBS Corp	4.000	01/15/26	121,160
650,000		CBS Corp	2.900	01/15/27	576,647
200,000		CBS Corp	3.375	02/15/28	181,452
1,300,000		CBS Corp	3.700	06/01/28	1,206,875
200,000		CBS Corp	4.850	07/01/42	183,761
200,000		CBS Corp	4.900	08/15/44	182,757
500,000		CBS Corp	4.600	01/15/45	444,719
675,000		Charter Communications Operating LLC	3.579	07/23/20	674,162
610,000		Charter Communications Operating LLC	4.464	07/23/22	615,831
2,850,000		Charter Communications Operating LLC	4.908	07/23/25	2,832,634
700,000		Charter Communications Operating LLC	3.750	02/15/28	633,605
2,500,000		Charter Communications Operating LLC	4.200	03/15/28	2,342,443
500,000		Charter Communications Operating LLC	6.384	10/23/35	513,684
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,397,969
1,000,000		Charter Communications Operating LLC	6.484	10/23/45	1,032,093
1,000,000		Charter Communications Operating LLC	5.375	05/01/47	907,275
1,000,000		Charter Communications Operating LLC	5.750	04/01/48	937,547
1,000,000		Comcast Corp	5.150	03/01/20	1,023,716
1,000,000		Comcast Corp	3.300	10/01/20	1,003,641
650,000		Comcast Corp	3.450	10/01/21	656,562
1,350,000		Comcast Corp	3.125	07/15/22	1,346,363
800,000		Comcast Corp	2.850	01/15/23	784,404
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$600,000		Comcast Corp	2.750%	03/01/23	$583,929
500,000		Comcast Corp	3.000	02/01/24	487,410
1,500,000		Comcast Corp	3.700	04/15/24	1,509,051
600,000		Comcast Corp	3.375	02/15/25	587,909
1,000,000		Comcast Corp	3.950	10/15/25	1,012,296
1,600,000		Comcast Corp	3.150	03/01/26	1,531,661
750,000		Comcast Corp	2.350	01/15/27	671,237
1,250,000		Comcast Corp	3.300	02/01/27	1,191,968
750,000		Comcast Corp	3.150	02/15/28	704,817
3,000,000		Comcast Corp	3.550	05/01/28	2,897,518
2,000,000		Comcast Corp	4.150	10/15/28	2,032,110
1,000,000		Comcast Corp	4.250	10/15/30	1,012,025
1,625,000		Comcast Corp	4.250	01/15/33	1,615,234
350,000		Comcast Corp	4.400	08/15/35	338,936
3,250,000		Comcast Corp	3.200	07/15/36	2,798,864
3,000,000		Comcast Corp	3.900	03/01/38	2,780,345
1,000,000		Comcast Corp	4.600	10/15/38	1,010,917
900,000		Comcast Corp	4.600	08/15/45	878,081
1,000,000		Comcast Corp	3.400	07/15/46	829,800
500,000		Comcast Corp	4.000	08/15/47	450,648
506,000		Comcast Corp	3.969	11/01/47	452,945
1,500,000		Comcast Corp	4.000	03/01/48	1,368,839
2,000,000		Comcast Corp	4.700	10/15/48	2,034,966
1,207,000		Comcast Corp	3.999	11/01/49	1,083,159
1,000,000		Comcast Corp	4.950	10/15/58	1,018,220
100,000		Discovery Communications LLC	2.200	09/20/19	98,955
300,000	g	Discovery Communications LLC	2.750	11/15/19	296,951
200,000	g	Discovery Communications LLC	2.800	06/15/20	197,849
500,000		Discovery Communications LLC	3.300	05/15/22	489,932
200,000	g	Discovery Communications LLC	3.500	06/15/22	197,467
200,000		Discovery Communications LLC	2.950	03/20/23	191,520
900,000		Discovery Communications LLC	3.250	04/01/23	869,837
300,000		Discovery Communications LLC	3.800	03/13/24	292,639
200,000	g	Discovery Communications LLC	3.900	11/15/24	195,887
350,000		Discovery Communications LLC	3.450	03/15/25	327,225
200,000	g	Discovery Communications LLC	3.950	06/15/25	192,199
500,000		Discovery Communications LLC	4.900	03/11/26	503,915
1,950,000		Discovery Communications LLC	3.950	03/20/28	1,809,186
100,000		Discovery Communications LLC	6.350	06/01/40	104,888
100,000		Discovery Communications LLC	4.950	05/15/42	88,662
125,000		Discovery Communications LLC	4.875	04/01/43	110,729
1,250,000		Discovery Communications LLC	5.200	09/20/47	1,155,715
550,000		Grupo Televisa SAB	6.625	03/18/25	603,853
200,000		Grupo Televisa SAB	4.625	01/30/26	197,902
600,000		Grupo Televisa SAB	5.000	05/13/45	524,727
200,000		Grupo Televisa SAB	6.125	01/31/46	205,419
150,000		Interpublic Group of Cos, Inc	3.500	10/01/20	150,158
150,000		Interpublic Group of Cos, Inc	3.750	10/01/21	150,885
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	100,848
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	199,880
125,000		Interpublic Group of Cos, Inc	4.650	10/01/28	123,444
300,000		Interpublic Group of Cos, Inc	5.400	10/01/48	284,461
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,626,966
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000	NBC Universal Media LLC	4.450%	01/15/43	$1,158,199
500,000	Omnicom Group, Inc	4.450	08/15/20	508,452
700,000	Omnicom Group, Inc	3.625	05/01/22	690,280
200,000	Omnicom Group, Inc	3.650	11/01/24	193,698
825,000	Omnicom Group, Inc	3.600	04/15/26	781,098
200,000	PeaceHealth Obligated Group	4.787	11/15/48	211,733
329,000	Reed Elsevier Capital, Inc	3.125	10/15/22	323,020
725,000	RELX Capital, Inc	3.500	03/16/23	719,211
1,800,000	Time Warner Cable, Inc	4.000	09/01/21	1,788,986
500,000	Time Warner Cable, Inc	6.550	05/01/37	513,606
175,000	Time Warner Cable, Inc	6.750	06/15/39	177,997
690,000	Time Warner Cable, Inc	5.875	11/15/40	651,067
300,000	Time Warner Cable, Inc	5.500	09/01/41	265,447
2,700,000	Time Warner Cable, Inc	4.500	09/15/42	2,173,097
450,000	Time Warner, Inc	4.750	03/29/21	461,337
1,400,000	Time Warner, Inc	3.400	06/15/22	1,381,099
650,000	Time Warner, Inc	4.050	12/15/23	649,169
500,000	Time Warner, Inc	3.550	06/01/24	483,039
500,000	Time Warner, Inc	3.875	01/15/26	477,775
500,000	Time Warner, Inc	2.950	07/15/26	447,248
1,850,000	Time Warner, Inc	3.800	02/15/27	1,736,793
900,000	Time Warner, Inc	4.900	06/15/42	820,983
200,000	Time Warner, Inc	5.350	12/15/43	193,007
300,000	Time Warner, Inc	4.650	06/01/44	262,882
1,200,000	Time Warner, Inc	4.850	07/15/45	1,073,747
200,000	Toledo Hospital	5.325	11/15/28	202,996
200,000	Toledo Hospital	5.750	11/15/38	211,324
200,000	Toledo Hospital	6.015	11/15/48	203,789
400,000	Viacom, Inc	3.875	12/15/21	402,376
250,000	Viacom, Inc	4.250	09/01/23	249,009
2,248,000	Viacom, Inc	3.875	04/01/24	2,204,850
2,004,000	Viacom, Inc	4.375	03/15/43	1,590,603
1,400,000	Walt Disney Co	1.950	03/04/20	1,386,272
250,000	Walt Disney Co	1.800	06/05/20	246,298
200,000	Walt Disney Co	2.150	09/17/20	197,571
300,000	Walt Disney Co	2.300	02/12/21	296,252
850,000	Walt Disney Co	2.550	02/15/22	836,339
100,000	Walt Disney Co	2.450	03/04/22	97,885
700,000	Walt Disney Co	3.150	09/17/25	683,401
300,000	Walt Disney Co	3.000	02/13/26	288,992
300,000	Walt Disney Co	1.850	07/30/26	266,956
1,350,000	Walt Disney Co	2.950	06/15/27	1,297,705
100,000	Walt Disney Co	4.375	08/16/41	101,287
200,000	Walt Disney Co	3.700	12/01/42	185,131
800,000	Walt Disney Co	4.125	06/01/44	793,498
100,000	Walt Disney Co	3.000	07/30/46	82,416
261,000	WPP Finance 2010	4.750	11/21/21	265,789
300,000	WPP Finance 2010	3.625	09/07/22	291,717
700,000	WPP Finance 2010	3.750	09/19/24	654,122
200,000	WPP Finance 2010	5.625	11/15/43	196,301
	TOTAL MEDIA & ENTERTAINMENT			104,903,962
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
$600,000	Abbott Laboratories	2.800%	09/15/20	$596,346
1,500,000	Abbott Laboratories	2.900	11/30/21	1,485,085
1,558,000	Abbott Laboratories	3.750	11/30/26	1,539,492
1,800,000	Abbott Laboratories	4.750	11/30/36	1,879,496
1,500,000	Abbott Laboratories	4.900	11/30/46	1,576,722
850,000	AbbVie, Inc	2.500	05/14/20	841,811
350,000	AbbVie, Inc	2.300	05/14/21	341,787
1,000,000	AbbVie, Inc	3.375	11/14/21	999,373
2,000,000	AbbVie, Inc	3.200	11/06/22	1,970,033
500,000	AbbVie, Inc	2.850	05/14/23	481,761
500,000	AbbVie, Inc	3.750	11/14/23	497,440
1,000,000	AbbVie, Inc	3.600	05/14/25	959,606
3,725,000	AbbVie, Inc	3.200	05/14/26	3,454,010
300,000	AbbVie, Inc	4.250	11/14/28	291,420
1,500,000	AbbVie, Inc	4.500	05/14/35	1,389,043
500,000	AbbVie, Inc	4.300	05/14/36	446,551
1,875,000	AbbVie, Inc	4.400	11/06/42	1,657,655
600,000	AbbVie, Inc	4.700	05/14/45	546,345
500,000	AbbVie, Inc	4.450	05/14/46	437,946
1,000,000	AbbVie, Inc	4.875	11/14/48	934,247
825,000	Actavis Funding SCS	3.000	03/12/20	821,714
3,500,000	Actavis Funding SCS	3.450	03/15/22	3,446,300
2,000,000	Actavis Funding SCS	3.800	03/15/25	1,953,281
2,000,000	Actavis Funding SCS	4.550	03/15/35	1,899,080
510,000	Actavis Funding SCS	4.750	03/15/45	484,757
75,000	Amgen, Inc	4.500	03/15/20	76,194
400,000	Amgen, Inc	2.125	05/01/20	394,614
300,000	Amgen, Inc	2.200	05/11/20	296,174
250,000	Amgen, Inc	3.450	10/01/20	251,067
700,000	Amgen, Inc	4.100	06/15/21	713,758
175,000	Amgen, Inc	1.850	08/19/21	168,736
400,000	Amgen, Inc	2.700	05/01/22	391,674
1,000,000	Amgen, Inc	2.650	05/11/22	977,036
1,000,000	Amgen, Inc	3.625	05/15/22	1,006,819
2,300,000	Amgen, Inc	2.250	08/19/23	2,176,771
500,000	Amgen, Inc	3.625	05/22/24	498,445
400,000	Amgen, Inc	3.125	05/01/25	382,889
800,000	Amgen, Inc	2.600	08/19/26	727,346
500,000	Amgen, Inc	3.200	11/02/27	469,985
2,250,000	Amgen, Inc	4.400	05/01/45	2,109,704
1,928,000	Amgen, Inc	4.563	06/15/48	1,848,959
847,000	Amgen, Inc	4.663	06/15/51	799,176
1,100,000	AstraZeneca plc	2.375	11/16/20	1,080,440
500,000	AstraZeneca plc	2.375	06/12/22	479,612
300,000	AstraZeneca plc	3.500	08/17/23	298,407
800,000	AstraZeneca plc	3.125	06/12/27	744,584
1,500,000	AstraZeneca plc	4.000	01/17/29	1,477,505
900,000	AstraZeneca plc	6.450	09/15/37	1,074,362
450,000	AstraZeneca plc	4.000	09/18/42	401,449
350,000	AstraZeneca plc	4.375	11/16/45	331,637
750,000	AstraZeneca plc	4.375	08/17/48	712,909
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$149,000	Baxalta, Inc	4.000%	06/23/25	$145,736
149,000	Baxalta, Inc	5.250	06/23/45	151,219
1,000,000	Biogen, Inc	2.900	09/15/20	993,556
300,000	Biogen, Inc	3.625	09/15/22	300,770
500,000	Biogen, Inc	4.050	09/15/25	497,946
1,200,000	Biogen, Inc	5.200	09/15/45	1,235,610
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	200,415
500,000	Bristol-Myers Squibb Co	3.250	02/27/27	488,008
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	564,800
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	209,691
425,000	Celgene Corp	2.875	08/15/20	421,985
200,000	Celgene Corp	3.950	10/15/20	202,114
500,000	Celgene Corp	2.875	02/19/21	494,836
300,000	Celgene Corp	3.250	08/15/22	294,520
1,750,000	Celgene Corp	3.550	08/15/22	1,730,691
300,000	Celgene Corp	2.750	02/15/23	287,042
1,500,000	Celgene Corp	3.250	02/20/23	1,464,595
225,000	Celgene Corp	3.450	11/15/27	204,868
1,000,000	Celgene Corp	3.900	02/20/28	938,530
300,000	Celgene Corp	5.250	08/15/43	288,940
2,000,000	Celgene Corp	5.000	08/15/45	1,851,681
500,000	Celgene Corp	4.350	11/15/47	421,618
1,000,000	Celgene Corp	4.550	02/20/48	867,750
175,000	Eli Lilly & Co	2.350	05/15/22	171,640
800,000	Eli Lilly & Co	2.750	06/01/25	770,924
800,000	Eli Lilly & Co	3.100	05/15/27	774,999
400,000	Eli Lilly & Co	3.700	03/01/45	376,210
250,000	Eli Lilly & Co	3.950	05/15/47	244,786
125,000	Gilead Sciences, Inc	2.350	02/01/20	124,147
1,200,000	Gilead Sciences, Inc	2.550	09/01/20	1,190,086
600,000	Gilead Sciences, Inc	4.500	04/01/21	617,500
650,000	Gilead Sciences, Inc	4.400	12/01/21	670,769
125,000	Gilead Sciences, Inc	1.950	03/01/22	120,147
500,000	Gilead Sciences, Inc	3.250	09/01/22	498,799
500,000	Gilead Sciences, Inc	2.500	09/01/23	482,314
425,000	Gilead Sciences, Inc	3.700	04/01/24	424,260
400,000	Gilead Sciences, Inc	3.500	02/01/25	394,882
1,750,000	Gilead Sciences, Inc	3.650	03/01/26	1,716,189
400,000	Gilead Sciences, Inc	2.950	03/01/27	372,601
300,000	Gilead Sciences, Inc	4.600	09/01/35	303,197
1,150,000	Gilead Sciences, Inc	4.000	09/01/36	1,049,503
100,000	Gilead Sciences, Inc	5.650	12/01/41	110,608
775,000	Gilead Sciences, Inc	4.800	04/01/44	778,290
675,000	Gilead Sciences, Inc	4.500	02/01/45	650,015
750,000	Gilead Sciences, Inc	4.750	03/01/46	745,066
1,750,000	Gilead Sciences, Inc	4.150	03/01/47	1,614,280
750,000	GlaxoSmithKline Capital plc	3.125	05/14/21	751,124
793,000	GlaxoSmithKline Capital plc	2.850	05/08/22	783,061
600,000	GlaxoSmithKline Capital plc	3.625	05/15/25	604,094
725,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	712,586
750,000	GlaxoSmithKline Capital, Inc	3.375	05/15/23	752,813
600,000	GlaxoSmithKline Capital, Inc	3.875	05/15/28	610,103
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		GlaxoSmithKline Capital, Inc	5.375%	04/15/34	$400,962
743,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	934,562
850,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	854,032
300,000		Johnson & Johnson	1.875	12/05/19	297,566
200,000		Johnson & Johnson	1.950	11/10/20	197,050
250,000		Johnson & Johnson	1.650	03/01/21	243,611
200,000		Johnson & Johnson	2.450	12/05/21	197,493
400,000		Johnson & Johnson	2.250	03/03/22	393,955
300,000		Johnson & Johnson	2.050	03/01/23	289,812
700,000		Johnson & Johnson	3.375	12/05/23	713,239
1,200,000		Johnson & Johnson	2.625	01/15/25	1,155,875
500,000		Johnson & Johnson	2.450	03/01/26	469,769
1,075,000		Johnson & Johnson	2.950	03/03/27	1,034,808
1,500,000		Johnson & Johnson	2.900	01/15/28	1,438,550
850,000		Johnson & Johnson	4.375	12/05/33	909,129
100,000		Johnson & Johnson	3.550	03/01/36	94,916
225,000		Johnson & Johnson	3.625	03/03/37	216,671
500,000		Johnson & Johnson	3.400	01/15/38	465,965
375,000		Johnson & Johnson	5.850	07/15/38	466,036
300,000		Johnson & Johnson	4.500	12/05/43	321,652
1,200,000		Johnson & Johnson	3.700	03/01/46	1,141,459
900,000		Johnson & Johnson	3.750	03/03/47	855,872
500,000		Johnson & Johnson	3.500	01/15/48	458,106
600,000		Life Technologies Corp	5.000	01/15/21	614,729
375,000		Merck & Co, Inc	1.850	02/10/20	371,598
2,200,000		Merck & Co, Inc	3.875	01/15/21	2,244,999
750,000		Merck & Co, Inc	2.350	02/10/22	734,909
200,000		Merck & Co, Inc	2.400	09/15/22	195,466
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,085,122
1,000,000		Merck & Co, Inc	2.750	02/10/25	967,809
100,000		Merck & Co, Inc	3.600	09/15/42	94,588
750,000		Merck & Co, Inc	4.150	05/18/43	762,491
1,350,000		Merck & Co, Inc	3.700	02/10/45	1,298,464
100,000		Mylan NV	3.750	12/15/20	99,933
1,000,000		Mylan NV	3.150	06/15/21	979,258
2,250,000		Mylan NV	3.950	06/15/26	2,051,690
750,000		Mylan NV	5.250	06/15/46	632,730
300,000	g	Mylan, Inc	4.550	04/15/28	279,770
300,000	g	Mylan, Inc	5.200	04/15/48	247,660
1,200,000		Novartis Capital Corp	1.800	02/14/20	1,186,422
500,000		Novartis Capital Corp	2.400	05/17/22	487,621
300,000		Novartis Capital Corp	2.400	09/21/22	293,024
1,750,000		Novartis Capital Corp	3.400	05/06/24	1,757,952
500,000		Novartis Capital Corp	3.000	11/20/25	484,576
1,125,000		Novartis Capital Corp	3.100	05/17/27	1,089,924
400,000		Novartis Capital Corp	3.700	09/21/42	384,361
750,000		Novartis Capital Corp	4.400	05/06/44	802,297
500,000		Novartis Capital Corp	4.000	11/20/45	501,987
100,000		Perrigo Co plc	4.000	11/15/23	94,962
100,000		Perrigo Co plc	5.300	11/15/43	85,892
200,000		Perrigo Finance plc	3.900	12/15/24	185,061
221,000		Perrigo Finance plc	4.900	12/15/44	183,038
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	181,593
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,200,000		Pfizer, Inc	1.700%	12/15/19	$1,188,439
500,000		Pfizer, Inc	1.950	06/03/21	490,289
500,000		Pfizer, Inc	3.000	09/15/21	503,985
200,000		Pfizer, Inc	2.200	12/15/21	196,849
800,000		Pfizer, Inc	3.000	06/15/23	796,531
500,000		Pfizer, Inc	3.200	09/15/23	501,941
900,000		Pfizer, Inc	3.400	05/15/24	906,259
2,375,000		Pfizer, Inc	3.000	12/15/26	2,294,411
750,000		Pfizer, Inc	3.600	09/15/28	753,311
250,000		Pfizer, Inc	4.000	12/15/36	249,223
500,000		Pfizer, Inc	4.100	09/15/38	501,650
500,000		Pfizer, Inc	4.300	06/15/43	510,448
1,100,000		Pfizer, Inc	4.400	05/15/44	1,147,049
1,750,000		Pfizer, Inc	4.125	12/15/46	1,759,350
1,000,000		Pfizer, Inc	4.200	09/15/48	1,016,131
1,750,000		Sanofi	3.375	06/19/23	1,758,399
500,000		Sanofi	3.625	06/19/28	507,559
325,000	g	Takeda Pharmaceutical Co Ltd	3.800	11/26/20	326,896
250,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	253,399
600,000	g	Takeda Pharmaceutical Co Ltd	4.400	11/26/23	606,532
1,500,000	g	Takeda Pharmaceutical Co Ltd	5.000	11/26/28	1,532,953
1,000,000		Wyeth LLC	6.450	02/01/24	1,144,978
100,000		Zoetis, Inc	3.450	11/13/20	100,257
500,000		Zoetis, Inc	3.250	08/20/21	498,498
650,000		Zoetis, Inc	3.250	02/01/23	639,310
100,000		Zoetis, Inc	4.500	11/13/25	102,680
200,000		Zoetis, Inc	3.000	09/12/27	184,589
500,000		Zoetis, Inc	3.900	08/20/28	490,160
600,000		Zoetis, Inc	4.700	02/01/43	609,131
250,000		Zoetis, Inc	3.950	09/12/47	230,047
200,000		Zoetis, Inc	4.450	08/20/48	196,267
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			139,422,004

REAL ESTATE - 0.7%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	154,411
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	100,599
100,000		Alexandria Real Estate Equities, Inc	4.000	01/15/24	101,143
100,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	96,297
200,000		Alexandria Real Estate Equities, Inc	4.300	01/15/26	200,065
625,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	604,015
200,000		Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,921
100,000		Alexandria Real Estate Equities, Inc	4.700	07/01/30	101,274
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	99,272
300,000		American Campus Communities Operating Partnership LP	4.125	07/01/24	301,282
200,000		American Campus Communities Operating Partnership LP	3.625	11/15/27	188,100
1,150,000		American Tower Corp	3.300	02/15/21	1,143,365
200,000		American Tower Corp	3.450	09/15/21	199,954
500,000		American Tower Corp	2.250	01/15/22	478,483
200,000		American Tower Corp	4.700	03/15/22	205,399
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	American Tower Corp	3.500%	01/31/23	$245,679
2,000,000	American Tower Corp	3.000	06/15/23	1,924,129
300,000	American Tower Corp	4.000	06/01/25	294,444
200,000	American Tower Corp	4.400	02/15/26	199,938
200,000	American Tower Corp	3.375	10/15/26	186,161
500,000	American Tower Corp	3.125	01/15/27	452,865
500,000	American Tower Corp	3.600	01/15/28	467,445
200,000	AvalonBay Communities, Inc	3.625	10/01/20	201,116
225,000	AvalonBay Communities, Inc	2.950	09/15/22	221,550
200,000	AvalonBay Communities, Inc	3.500	11/15/24	198,786
200,000	AvalonBay Communities, Inc	2.950	05/11/26	190,043
100,000	AvalonBay Communities, Inc	2.900	10/15/26	94,406
1,200,000	AvalonBay Communities, Inc	3.350	05/15/27	1,157,027
200,000	AvalonBay Communities, Inc	3.200	01/15/28	189,800
400,000	AvalonBay Communities, Inc	4.150	07/01/47	380,397
200,000	AvalonBay Communities, Inc	4.350	04/15/48	198,261
1,175,000	Boston Properties LP	4.125	05/15/21	1,190,881
425,000	Boston Properties LP	3.125	09/01/23	410,566
200,000	Boston Properties LP	3.800	02/01/24	199,253
1,300,000	Boston Properties LP	3.200	01/15/25	1,241,862
100,000	Boston Properties LP	3.650	02/01/26	96,826
400,000	Boston Properties LP	2.750	10/01/26	361,479
300,000	Boston Properties LP	4.500	12/01/28	306,922
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	99,451
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	95,066
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	149,553
250,000	Brixmor Operating Partnership LP	3.250	09/15/23	241,442
800,000	Brixmor Operating Partnership LP	3.650	06/15/24	776,841
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	193,402
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	96,881
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	284,128
200,000	Camden Property Trust	2.950	12/15/22	195,644
100,000	Camden Property Trust	4.100	10/15/28	101,303
500,000	CBRE Services, Inc	4.875	03/01/26	512,883
975,000	CC Holdings GS V LLC	3.849	04/15/23	965,474
400,000	Columbia Property Trust Operating Partnership LP	3.650	08/15/26	375,202
200,000	Corporate Office Properties LP	3.700	06/15/21	198,300
350,000	Crown Castle International Corp	3.400	02/15/21	349,866
700,000	Crown Castle International Corp	2.250	09/01/21	676,745
1,250,000	Crown Castle International Corp	3.150	07/15/23	1,201,530
500,000	Crown Castle International Corp	3.200	09/01/24	473,224
750,000	Crown Castle International Corp	4.450	02/15/26	747,055
125,000	Crown Castle International Corp	3.700	06/15/26	119,304
100,000	Crown Castle International Corp	4.000	03/01/27	95,725
300,000	Crown Castle International Corp	3.650	09/01/27	278,271
500,000	Crown Castle International Corp	3.800	02/15/28	469,245
200,000	Crown Castle International Corp	4.750	05/15/47	185,172
100,000	CubeSmart LP	4.375	12/15/23	102,277
200,000	CubeSmart LP	3.125	09/01/26	183,506
157,000	DDR Corp	4.625	07/15/22	161,195
150,000	DDR Corp	4.250	02/01/26	147,259
200,000	DDR Corp	4.700	06/01/27	201,220
200,000	Digital Realty Trust LP	3.400	10/01/20	199,325
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$700,000	Digital Realty Trust LP	3.950%	07/01/22	$704,126
300,000	Digital Realty Trust LP	3.625	10/01/22	297,142
800,000	Digital Realty Trust LP	2.750	02/01/23	764,274
200,000	Digital Realty Trust LP	4.750	10/01/25	204,431
125,000	Digital Realty Trust LP	3.700	08/15/27	118,044
300,000	Digital Realty Trust LP	4.450	07/15/28	298,891
200,000	Duke Realty LP	4.375	06/15/22	204,989
100,000	Duke Realty LP	3.875	10/15/22	100,956
100,000	Duke Realty LP	3.750	12/01/24	99,238
100,000	Duke Realty LP	3.250	06/30/26	95,159
500,000	Duke Realty LP	3.375	12/15/27	475,792
100,000	Duke Realty LP	4.000	09/15/28	99,329
100,000	EPR Properties	5.750	08/15/22	104,839
700,000	EPR Properties	4.750	12/15/26	692,757
200,000	EPR Properties	4.500	06/01/27	192,869
200,000	Equity One, Inc	3.750	11/15/22	199,671
700,000	ERP Operating LP	3.375	06/01/25	688,111
200,000	ERP Operating LP	2.850	11/01/26	188,084
1,150,000	ERP Operating LP	3.250	08/01/27	1,102,059
500,000	ERP Operating LP	3.500	03/01/28	486,415
200,000	ERP Operating LP	4.150	12/01/28	203,923
300,000	ERP Operating LP	4.500	07/01/44	302,730
100,000	ERP Operating LP	4.000	08/01/47	93,137
100,000	Essex Portfolio LP	3.625	08/15/22	99,896
100,000	Essex Portfolio LP	3.250	05/01/23	97,838
400,000	Essex Portfolio LP	3.500	04/01/25	388,933
100,000	Essex Portfolio LP	3.375	04/15/26	95,626
200,000	Essex Portfolio LP	3.625	05/01/27	192,887
300,000	Essex Portfolio LP	4.500	03/15/48	287,957
200,000	Federal Realty Investment Trust	3.950	01/15/24	202,604
250,000	Federal Realty Investment Trust	3.250	07/15/27	237,000
200,000	Federal Realty Investment Trust	4.500	12/01/44	198,923
1,300,000	HCP, Inc	4.000	12/01/22	1,298,037
200,000	HCP, Inc	4.200	03/01/24	200,483
1,600,000	HCP, Inc	3.875	08/15/24	1,574,537
30,000	HCP, Inc	6.750	02/01/41	36,991
100,000	Healthcare Realty Trust, Inc	3.625	01/15/28	93,957
200,000	Healthcare Trust of America Holdings LP	2.950	07/01/22	194,385
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,457
300,000	Healthcare Trust of America Holdings LP	3.500	08/01/26	282,118
100,000	Highwoods Realty LP	3.875	03/01/27	97,067
150,000	Highwoods Realty LP	4.125	03/15/28	146,850
400,000	Hospitality Properties Trust	4.250	02/15/21	401,161
100,000	Hospitality Properties Trust	5.000	08/15/22	102,140
300,000	Hospitality Properties Trust	4.500	06/15/23	302,538
700,000	Hospitality Properties Trust	4.650	03/15/24	697,873
100,000	Hospitality Properties Trust	4.950	02/15/27	98,038
300,000	Hospitality Properties Trust	3.950	01/15/28	270,530
300,000	Hospitality Properties Trust	4.375	02/15/30	274,849
600,000	Host Hotels & Resorts LP	3.750	10/15/23	588,469
700,000	Host Hotels & Resorts LP	3.875	04/01/24	690,510
200,000	Host Hotels & Resorts LP	4.000	06/15/25	194,295
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Host Hotels & Resorts LP	4.500%	02/01/26	$99,372
100,000	Hudson Pacific Properties LP	3.950	11/01/27	93,009
250,000	Kilroy Realty LP	3.800	01/15/23	248,932
125,000	Kilroy Realty LP	3.450	12/15/24	120,771
250,000	Kilroy Realty LP	4.750	12/15/28	254,777
200,000	Kilroy Realty LP	4.250	08/15/29	195,406
200,000	Kimco Realty Corp	3.200	05/01/21	198,817
100,000	Kimco Realty Corp	3.400	11/01/22	98,425
300,000	Kimco Realty Corp	3.125	06/01/23	290,141
200,000	Kimco Realty Corp	2.700	03/01/24	188,462
900,000	Kimco Realty Corp	3.300	02/01/25	858,176
200,000	Kimco Realty Corp	2.800	10/01/26	179,986
200,000	Kimco Realty Corp	3.800	04/01/27	192,440
200,000	Kimco Realty Corp	4.250	04/01/45	177,252
175,000	Kimco Realty Corp	4.125	12/01/46	151,233
100,000	Kimco Realty Corp	4.450	09/01/47	90,743
220,000	Liberty Property LP	4.750	10/01/20	224,364
150,000	Liberty Property LP	4.125	06/15/22	152,824
100,000	Liberty Property LP	3.375	06/15/23	98,494
700,000	Liberty Property LP	4.400	02/15/24	718,668
100,000	Liberty Property LP	3.250	10/01/26	93,428
200,000	Life Storage LP	3.875	12/15/27	190,440
200,000	Mid-America Apartments LP	4.300	10/15/23	205,013
100,000	Mid-America Apartments LP	4.000	11/15/25	99,673
750,000	Mid-America Apartments LP	3.600	06/01/27	722,021
200,000	Mid-America Apartments LP	4.200	06/15/28	200,957
100,000	National Retail Properties, Inc	3.800	10/15/22	100,509
1,300,000	National Retail Properties, Inc	3.500	10/15/27	1,240,978
1,200,000	OMEGA Healthcare Investors, Inc	4.375	08/01/23	1,204,982
200,000	OMEGA Healthcare Investors, Inc	4.500	04/01/27	193,240
700,000	OMEGA Healthcare Investors, Inc	4.750	01/15/28	686,178
200,000	Physicians Realty LP	4.300	03/15/27	194,316
200,000	Physicians Realty LP	3.950	01/15/28	188,997
200,000	Piedmont Operating Partnership LP	3.400	06/01/23	193,648
200,000	Piedmont Operating Partnership LP	4.450	03/15/24	201,545
100,000	Plum Creek Timberlands LP	4.700	03/15/21	102,477
300,000	Plum Creek Timberlands LP	3.250	03/15/23	294,835
150,000	ProLogis LP	4.250	08/15/23	154,845
700,000	ProLogis LP	3.750	11/01/25	703,827
200,000	ProLogis LP	3.875	09/15/28	203,734
100,000	ProLogis LP	4.375	09/15/48	101,615
200,000	Public Storage	2.370	09/15/22	193,150
200,000	Public Storage	3.094	09/15/27	187,430
200,000	Rayonier, Inc	3.750	04/01/22	197,857
300,000	Realty Income Corp	3.250	10/15/22	297,061
500,000	Realty Income Corp	4.650	08/01/23	520,245
200,000	Realty Income Corp	3.875	04/15/25	199,711
200,000	Realty Income Corp	4.125	10/15/26	201,259
200,000	Realty Income Corp	3.000	01/15/27	186,051
1,000,000	Realty Income Corp	3.650	01/15/28	969,656
300,000	Realty Income Corp	4.650	03/15/47	303,008
200,000	Regency Centers LP	3.600	02/01/27	191,294
125,000	Regency Centers LP	4.125	03/15/28	123,492
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Regency Centers LP	4.400%	02/01/47	$187,195
200,000	Select Income REIT	3.600	02/01/20	198,987
200,000	Select Income REIT	4.150	02/01/22	197,823
500,000	Select Income REIT	4.250	05/15/24	477,654
200,000	Select Income REIT	4.500	02/01/25	188,452
100,000	Senior Housing Properties Trust	6.750	12/15/21	104,780
300,000	Senior Housing Properties Trust	4.750	02/15/28	283,193
250,000	Simon Property Group LP	2.500	09/01/20	247,254
300,000	Simon Property Group LP	2.500	07/15/21	295,248
1,850,000	Simon Property Group LP	2.350	01/30/22	1,796,591
762,000	Simon Property Group LP	3.375	03/15/22	763,034
200,000	Simon Property Group LP	2.625	06/15/22	194,529
300,000	Simon Property Group LP	2.750	06/01/23	290,695
300,000	Simon Property Group LP	3.500	09/01/25	293,941
300,000	Simon Property Group LP	3.300	01/15/26	289,235
200,000	Simon Property Group LP	3.250	11/30/26	190,890
200,000	Simon Property Group LP	3.375	06/15/27	191,244
300,000	Simon Property Group LP	3.375	12/01/27	287,263
1,500,000	Simon Property Group LP	4.250	10/01/44	1,441,629
300,000	Simon Property Group LP	4.250	11/30/46	289,277
200,000	SL Green Operating Partnership LP	3.250	10/15/22	193,229
200,000	SL Green Realty Corp	4.500	12/01/22	202,393
200,000	Sovran Acquisition LP	3.500	07/01/26	187,585
100,000	Tanger Properties LP	3.125	09/01/26	89,210
250,000	Tanger Properties LP	3.875	07/15/27	236,066
200,000	UDR, Inc	3.700	10/01/20	200,816
200,000	UDR, Inc	4.625	01/10/22	205,399
200,000	UDR, Inc	4.000	10/01/25	199,471
200,000	UDR, Inc	3.500	07/01/27	190,437
200,000	UDR, Inc	3.500	01/15/28	189,529
300,000	UDR, Inc	4.400	01/26/29	302,768
850,000	Ventas Realty LP	3.250	08/15/22	839,909
200,000	Ventas Realty LP	3.100	01/15/23	195,010
800,000	Ventas Realty LP	3.125	06/15/23	779,790
120,000	Ventas Realty LP	4.125	01/15/26	119,059
200,000	Ventas Realty LP	3.250	10/15/26	185,793
1,000,000	Ventas Realty LP	4.000	03/01/28	969,739
300,000	Ventas Realty LP	4.400	01/15/29	298,689
300,000	Ventas Realty LP	4.375	02/01/45	272,773
100,000	Vornado Realty LP	5.000	01/15/22	103,190
200,000	Vornado Realty LP	3.500	01/15/25	192,874
300,000	Washington Prime Group LP	5.950	08/15/24	263,177
100,000	Washington REIT	3.950	10/15/22	101,104
100,000	Weingarten Realty Investors	3.375	10/15/22	98,592
100,000	Weingarten Realty Investors	3.500	04/15/23	98,288
500,000	Welltower, Inc	3.950	09/01/23	501,215
1,700,000	Welltower, Inc	4.000	06/01/25	1,678,503
600,000	Welltower, Inc	4.250	04/01/26	599,222
600,000	Welltower, Inc	4.250	04/15/28	594,301
300,000	Welltower, Inc	4.950	09/01/48	297,425
500,000	Weyerhaeuser Co	7.375	10/01/19	513,769
200,000	Weyerhaeuser Co	4.625	09/15/23	207,513
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Weyerhaeuser Co	7.375%	03/15/32	$978,951
200,000	WP Carey, Inc	4.600	04/01/24	202,964
200,000	WP Carey, Inc	4.000	02/01/25	194,683
	TOTAL REAL ESTATE			77,793,934

RETAILING - 0.5%
120,000	Advance Auto Parts, Inc	5.750	05/01/20	122,889
250,000	Advance Auto Parts, Inc	4.500	12/01/23	255,861
200,000	Allegion US Holding Co, Inc	3.200	10/01/24	188,685
200,000	Allegion US Holding Co, Inc	3.550	10/01/27	185,948
1,200,000	Amazon.com, Inc	2.600	12/05/19	1,196,975
500,000	Amazon.com, Inc	1.900	08/21/20	492,715
300,000	Amazon.com, Inc	3.300	12/05/21	303,660
600,000	Amazon.com, Inc	2.500	11/29/22	586,804
500,000	Amazon.com, Inc	2.400	02/22/23	484,061
750,000	Amazon.com, Inc	2.800	08/22/24	728,911
300,000	Amazon.com, Inc	3.800	12/05/24	307,024
200,000	Amazon.com, Inc	5.200	12/03/25	219,795
1,500,000	Amazon.com, Inc	3.150	08/22/27	1,448,154
300,000	Amazon.com, Inc	4.800	12/05/34	321,655
2,250,000	Amazon.com, Inc	3.875	08/22/37	2,187,197
600,000	Amazon.com, Inc	4.950	12/05/44	666,059
1,000,000	Amazon.com, Inc	4.050	08/22/47	978,546
1,750,000	Amazon.com, Inc	4.250	08/22/57	1,703,178
100,000	AutoNation, Inc	3.350	01/15/21	99,230
200,000	AutoNation, Inc	3.500	11/15/24	185,017
244,000	AutoNation, Inc	4.500	10/01/25	235,927
200,000	AutoNation, Inc	3.800	11/15/27	178,400
100,000	AutoZone, Inc	4.000	11/15/20	100,759
442,000	AutoZone, Inc	3.700	04/15/22	445,418
300,000	AutoZone, Inc	2.875	01/15/23	289,360
150,000	AutoZone, Inc	3.125	07/15/23	145,679
200,000	AutoZone, Inc	3.250	04/15/25	190,500
100,000	AutoZone, Inc	3.125	04/21/26	93,390
300,000	AutoZone, Inc	3.750	06/01/27	287,950
500,000	Best Buy Co, Inc	4.450	10/01/28	477,200
355,000	Dollar General Corp	4.150	11/01/25	354,548
300,000	Dollar General Corp	3.875	04/15/27	290,908
500,000	Dollar General Corp	4.125	05/01/28	485,519
1,500,000	Dollar Tree, Inc	3.700	05/15/23	1,467,114
500,000	Dollar Tree, Inc	4.000	05/15/25	480,885
500,000	Dollar Tree, Inc	4.200	05/15/28	473,881
300,000	Enable Midstream Partners LP	3.900	05/15/24	287,750
200,000	Enable Midstream Partners LP	4.400	03/15/27	186,846
750,000	Enable Midstream Partners LP	4.950	05/15/28	710,373
100,000	Enable Midstream Partners LP	5.000	05/15/44	82,285
300,000	Home Depot, Inc	1.800	06/05/20	295,663
400,000	Home Depot, Inc	3.950	09/15/20	406,454
500,000	Home Depot, Inc	2.000	04/01/21	490,104
350,000	Home Depot, Inc	4.400	04/01/21	360,434
300,000	Home Depot, Inc	3.250	03/01/22	303,100
400,000	Home Depot, Inc	2.625	06/01/22	395,786
500,000	Home Depot, Inc	2.700	04/01/23	494,798
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Home Depot, Inc	3.750%	02/15/24	$306,725
100,000	Home Depot, Inc	3.350	09/15/25	98,775
1,700,000	Home Depot, Inc	3.000	04/01/26	1,644,255
1,300,000	Home Depot, Inc	2.125	09/15/26	1,170,840
2,000,000	Home Depot, Inc	2.800	09/14/27	1,878,271
500,000	Home Depot, Inc	3.900	12/06/28	512,450
500,000	Home Depot, Inc	4.200	04/01/43	492,118
300,000	Home Depot, Inc	4.875	02/15/44	320,611
500,000	Home Depot, Inc	4.400	03/15/45	504,272
600,000	Home Depot, Inc	4.250	04/01/46	598,810
1,600,000	Home Depot, Inc	3.900	06/15/47	1,511,743
500,000	Home Depot, Inc	4.500	12/06/48	517,580
675,000	Home Depot, Inc	3.500	09/15/56	568,530
500,000	JD.com, Inc	3.875	04/29/26	451,784
1,000,000	Kohl’s Corp	3.250	02/01/23	978,070
55,000	Kohl’s Corp	4.750	12/15/23	57,100
200,000	Kohl’s Corp	4.250	07/17/25	197,442
200,000	Kohl’s Corp	5.550	07/17/45	187,252
200,000	Lowe’s Cos, Inc	3.800	11/15/21	201,900
850,000	Lowe’s Cos, Inc	3.120	04/15/22	835,333
300,000	Lowe’s Cos, Inc	3.875	09/15/23	302,201
400,000	Lowe’s Cos, Inc	3.125	09/15/24	387,355
100,000	Lowe’s Cos, Inc	3.375	09/15/25	94,939
500,000	Lowe’s Cos, Inc	2.500	04/15/26	443,832
750,000	Lowe’s Cos, Inc	3.100	05/03/27	685,692
100,000	Lowe’s Cos, Inc	4.650	04/15/42	94,534
200,000	Lowe’s Cos, Inc	4.250	09/15/44	177,141
200,000	Lowe’s Cos, Inc	4.375	09/15/45	179,833
1,075,000	Lowe’s Cos, Inc	3.700	04/15/46	877,935
1,000,000	Lowe’s Cos, Inc	4.050	05/03/47	861,663
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	198,273
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	247,387
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	115,733
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	197,337
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	280,047
24,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	19,221
30,000	Nordstrom, Inc	4.750	05/01/20	30,506
100,000	Nordstrom, Inc	4.000	10/15/21	100,676
700,000	Nordstrom, Inc	4.000	03/15/27	661,489
531,000	Nordstrom, Inc	5.000	01/15/44	458,246
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	154,016
600,000	O’Reilly Automotive, Inc	3.800	09/01/22	606,429
1,000,000	O’Reilly Automotive, Inc	3.600	09/01/27	953,292
300,000	O’Reilly Automotive, Inc	4.350	06/01/28	298,904
200,000	Priceline Group, Inc	2.750	03/15/23	191,955
300,000	Priceline Group, Inc	3.650	03/15/25	292,271
300,000	Priceline Group, Inc	3.600	06/01/26	291,611
900,000	Priceline Group, Inc	3.550	03/15/28	843,090
100,000	QVC, Inc	5.125	07/02/22	101,051
100,000	QVC, Inc	4.375	03/15/23	95,948
1,200,000	QVC, Inc	4.450	02/15/25	1,106,327
150,000	QVC, Inc	5.950	03/15/43	134,699
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,150,000	Target Corp	3.875%	07/15/20	$1,167,076
1,400,000	Target Corp	2.500	04/15/26	1,307,423
850,000	Target Corp	4.000	07/01/42	802,646
225,000	Target Corp	3.625	04/15/46	197,300
1,500,000	Target Corp	3.900	11/15/47	1,377,202
1,000,000	TJX Cos, Inc	2.750	06/15/21	991,545
300,000	TJX Cos, Inc	2.500	05/15/23	291,296
300,000	TJX Cos, Inc	2.250	09/15/26	272,334
	TOTAL RETAILING			53,597,711

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	4.100	11/15/23	207,052
500,000	Analog Devices, Inc	2.950	01/12/21	495,598
100,000	Analog Devices, Inc	2.500	12/05/21	97,611
325,000	Analog Devices, Inc	3.125	12/05/23	315,666
1,175,000	Analog Devices, Inc	3.500	12/05/26	1,125,199
100,000	Analog Devices, Inc	4.500	12/05/36	94,516
200,000	Analog Devices, Inc	5.300	12/15/45	210,657
300,000	Intel Corp	1.850	05/11/20	296,281
250,000	Intel Corp	2.450	07/29/20	248,836
800,000	Intel Corp	1.700	05/19/21	777,412
300,000	Intel Corp	2.350	05/11/22	293,385
1,250,000	Intel Corp	3.100	07/29/22	1,251,254
1,250,000	Intel Corp	2.700	12/15/22	1,231,137
1,500,000	Intel Corp	3.700	07/29/25	1,513,763
2,180,000	Intel Corp	2.600	05/19/26	2,042,111
2,578,000	Intel Corp	3.734	12/08/47	2,386,084
200,000	Marvell Technology Group Ltd	4.200	06/22/23	199,409
200,000	Marvell Technology Group Ltd	4.875	06/22/28	194,974
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	199,267
150,000	Maxim Integrated Products, Inc	3.450	06/15/27	139,987
225,000	NVIDIA Corp	2.200	09/16/21	219,914
800,000	NVIDIA Corp	3.200	09/16/26	759,580
200,000	Texas Instruments, Inc	1.650	08/03/19	198,388
300,000	Texas Instruments, Inc	1.750	05/01/20	295,260
100,000	Texas Instruments, Inc	2.625	05/15/24	96,629
350,000	Texas Instruments, Inc	2.900	11/03/27	331,991
1,200,000	Texas Instruments, Inc	4.150	05/15/48	1,199,186
400,000	Xilinx, Inc	3.000	03/15/21	398,575
150,000	Xilinx, Inc	2.950	06/01/24	143,162
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,962,884

SOFTWARE & SERVICES - 0.8%
175,000	Activision Blizzard, Inc	2.300	09/15/21	170,424
100,000	Activision Blizzard, Inc	2.600	06/15/22	97,001
200,000	Activision Blizzard, Inc	3.400	09/15/26	187,954
300,000	Activision Blizzard, Inc	3.400	06/15/27	282,812
300,000	Activision Blizzard, Inc	4.500	06/15/47	269,490
20,000	Adobe Systems, Inc	4.750	02/01/20	20,397
775,000	Adobe Systems, Inc	3.250	02/01/25	760,914
250,000	Autodesk, Inc	4.375	06/15/25	252,717
300,000	Autodesk, Inc	3.500	06/15/27	279,133
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Automatic Data Processing, Inc	2.250%	09/15/20	$497,171
500,000	Automatic Data Processing, Inc	3.375	09/15/25	496,179
500,000	Baidu, Inc	3.000	06/30/20	497,560
700,000	Baidu, Inc	2.875	07/06/22	680,579
200,000	Baidu, Inc	3.500	11/28/22	198,168
500,000	Baidu, Inc	3.875	09/29/23	498,487
525,000	Baidu, Inc	4.375	05/14/24	530,433
300,000	Baidu, Inc	4.125	06/30/25	295,966
300,000	Baidu, Inc	3.625	07/06/27	280,197
500,000	Baidu, Inc	4.375	03/29/28	490,940
500,000	Baidu, Inc	4.875	11/14/28	509,458
500,000	CA, Inc	5.375	12/01/19	506,438
250,000	CA, Inc	3.600	08/15/22	244,040
150,000	CA, Inc	4.700	03/15/27	142,313
200,000	Citrix Systems, Inc	4.500	12/01/27	191,270
200,000	DXC Technology Co	2.875	03/27/20	198,246
200,000	DXC Technology Co	4.450	09/18/22	204,071
200,000	DXC Technology Co	4.250	04/15/24	196,781
200,000	DXC Technology Co	4.750	04/15/27	200,808
300,000	Electronic Arts, Inc	3.700	03/01/21	302,109
300,000	Expedia, Inc	4.500	08/15/24	300,362
1,200,000	Expedia, Inc	5.000	02/15/26	1,212,726
1,000,000	Fidelity National Information Services, Inc	2.250	08/15/21	965,642
247,000	Fidelity National Information Services, Inc	4.500	10/15/22	254,387
163,000	Fidelity National Information Services, Inc	3.875	06/05/24	162,807
139,000	Fidelity National Information Services, Inc	5.000	10/15/25	144,654
1,000,000	Fidelity National Information Services, Inc	3.000	08/15/26	920,448
100,000	Fidelity National Information Services, Inc	4.250	05/15/28	99,401
300,000	Fidelity National Information Services, Inc	4.500	08/15/46	273,198
300,000	Fidelity National Information Services, Inc	4.750	05/15/48	279,243
1,350,000	Fiserv, Inc	3.500	10/01/22	1,340,625
1,500,000	Fiserv, Inc	3.850	06/01/25	1,487,295
100,000	IHS Markit Ltd	4.125	08/01/23	98,980
100,000	IHS Markit Ltd	4.750	08/01/28	97,628
300,000	International Business Machines Corp	1.900	01/27/20	296,551
250,000	International Business Machines Corp	2.250	02/19/21	244,955
300,000	International Business Machines Corp	2.500	01/27/22	292,073
300,000	International Business Machines Corp	1.875	08/01/22	283,198
500,000	International Business Machines Corp	2.875	11/09/22	485,960
300,000	International Business Machines Corp	3.300	01/27/27	287,562
19,000	International Business Machines Corp	5.600	11/30/39	21,084
835,000	International Business Machines Corp	4.000	06/20/42	759,144
1,500,000	International Business Machines Corp	4.700	02/19/46	1,499,635
175,000	Juniper Networks, Inc	4.600	03/15/21	178,841
200,000	Juniper Networks, Inc	4.500	03/15/24	201,473
750,000	Juniper Networks, Inc	4.350	06/15/25	748,451
200,000	Mastercard, Inc	2.000	11/21/21	194,588
1,000,000	Mastercard, Inc	3.375	04/01/24	1,006,169
200,000	Mastercard, Inc	2.950	11/21/26	192,550
750,000	Mastercard, Inc	3.500	02/26/28	750,887
200,000	Mastercard, Inc	3.800	11/21/46	193,460
300,000	Mastercard, Inc	3.950	02/26/48	298,393
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Microsoft Corp	1.850%	02/06/20	$992,627
300,000	Microsoft Corp	1.850	02/12/20	297,413
540,000	Microsoft Corp	3.000	10/01/20	543,550
500,000	Microsoft Corp	2.000	11/03/20	494,569
450,000	Microsoft Corp	4.000	02/08/21	462,407
850,000	Microsoft Corp	1.550	08/08/21	825,712
1,000,000	Microsoft Corp	2.400	02/06/22	988,435
1,300,000	Microsoft Corp	2.375	02/12/22	1,284,616
500,000	Microsoft Corp	2.650	11/03/22	496,558
400,000	Microsoft Corp	2.125	11/15/22	390,411
1,000,000	Microsoft Corp	2.000	08/08/23	961,400
400,000	Microsoft Corp	3.625	12/15/23	411,879
2,000,000	Microsoft Corp	2.875	02/06/24	1,981,006
500,000	Microsoft Corp	2.700	02/12/25	485,160
750,000	Microsoft Corp	3.125	11/03/25	742,138
2,300,000	Microsoft Corp	2.400	08/08/26	2,152,351
5,189,000	Microsoft Corp	3.300	02/06/27	5,142,549
925,000	Microsoft Corp	4.200	11/03/35	959,917
2,000,000	Microsoft Corp	3.450	08/08/36	1,894,841
1,575,000	Microsoft Corp	4.100	02/06/37	1,619,253
500,000	Microsoft Corp	3.500	11/15/42	465,760
300,000	Microsoft Corp	3.750	05/01/43	289,965
750,000	Microsoft Corp	3.750	02/12/45	726,629
575,000	Microsoft Corp	4.450	11/03/45	610,720
1,000,000	Microsoft Corp	3.700	08/08/46	962,684
1,350,000	Microsoft Corp	4.250	02/06/47	1,419,251
1,750,000	Microsoft Corp	4.000	02/12/55	1,721,438
500,000	Microsoft Corp	4.750	11/03/55	561,206
1,000,000	Microsoft Corp	3.950	08/08/56	977,342
2,800,000	Microsoft Corp	4.500	02/06/57	2,988,227
1,250,000	Oracle Corp	2.800	07/08/21	1,243,889
1,000,000	Oracle Corp	1.900	09/15/21	970,433
1,300,000	Oracle Corp	2.500	05/15/22	1,272,446
1,725,000	Oracle Corp	2.500	10/15/22	1,678,774
500,000	Oracle Corp	2.625	02/15/23	487,864
2,000,000	Oracle Corp	2.400	09/15/23	1,919,138
750,000	Oracle Corp	3.400	07/08/24	748,453
500,000	Oracle Corp	2.950	11/15/24	486,904
1,250,000	Oracle Corp	2.950	05/15/25	1,196,719
2,334,000	Oracle Corp	2.650	07/15/26	2,164,200
1,750,000	Oracle Corp	3.250	11/15/27	1,688,852
400,000	Oracle Corp	3.250	05/15/30	381,912
2,322,000	Oracle Corp	4.300	07/08/34	2,333,072
500,000	Oracle Corp	3.900	05/15/35	479,116
1,000,000	Oracle Corp	3.850	07/15/36	945,528
3,000,000	Oracle Corp	3.800	11/15/37	2,808,754
470,000	Oracle Corp	6.125	07/08/39	564,773
500,000	Oracle Corp	4.500	07/08/44	504,037
1,500,000	Oracle Corp	4.000	07/15/46	1,401,633
750,000	Oracle Corp	4.000	11/15/47	698,951
500,000	Oracle Corp	4.375	05/15/55	490,925
725,000	salesforce.com, Inc	3.250	04/11/23	728,682
800,000	salesforce.com, Inc	3.700	04/11/28	804,707
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Total System Services, Inc	3.800%	04/01/21	$249,941
125,000	Total System Services, Inc	3.750	06/01/23	123,976
500,000	Total System Services, Inc	4.000	06/01/23	499,160
300,000	Total System Services, Inc	4.800	04/01/26	302,474
500,000	Total System Services, Inc	4.450	06/01/28	490,963
300,000	VMware, Inc	2.300	08/21/20	293,787
1,250,000	VMware, Inc	2.950	08/21/22	1,191,399
500,000	VMware, Inc	3.900	08/21/27	443,755
	TOTAL SOFTWARE & SERVICES			88,499,657

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000	Alphabet, Inc	3.625	05/19/21	102,006
500,000	Alphabet, Inc	3.375	02/25/24	507,373
1,000,000	Alphabet, Inc	1.998	08/15/26	909,590
225,000	Amphenol Corp	2.200	04/01/20	221,641
125,000	Amphenol Corp	3.125	09/15/21	123,874
150,000	Amphenol Corp	4.000	02/01/22	153,670
200,000	Amphenol Corp	3.200	04/01/24	193,914
200,000	Apple, Inc	1.800	11/13/19	198,369
500,000	Apple, Inc	1.900	02/07/20	495,601
200,000	Apple, Inc	1.800	05/11/20	197,452
500,000	Apple, Inc	2.000	11/13/20	493,316
2,500,000	Apple, Inc	2.250	02/23/21	2,470,625
2,750,000	Apple, Inc	1.550	08/04/21	2,666,272
1,050,000	Apple, Inc	2.150	02/09/22	1,023,702
500,000	Apple, Inc	2.500	02/09/22	492,090
500,000	Apple, Inc	2.300	05/11/22	487,941
750,000	Apple, Inc	2.700	05/13/22	741,607
400,000	Apple, Inc	2.100	09/12/22	386,489
500,000	Apple, Inc	2.400	01/13/23	485,177
400,000	Apple, Inc	2.850	02/23/23	395,073
750,000	Apple, Inc	3.000	02/09/24	740,623
2,250,000	Apple, Inc	3.450	05/06/24	2,260,501
750,000	Apple, Inc	2.850	05/11/24	731,376
1,500,000	Apple, Inc	2.750	01/13/25	1,447,011
750,000	Apple, Inc	2.500	02/09/25	708,580
750,000	Apple, Inc	3.200	05/13/25	738,664
2,350,000	Apple, Inc	3.250	02/23/26	2,295,031
1,000,000	Apple, Inc	2.450	08/04/26	924,724
750,000	Apple, Inc	3.350	02/09/27	733,736
750,000	Apple, Inc	3.200	05/11/27	724,220
1,000,000	Apple, Inc	3.000	06/20/27	953,486
1,500,000	Apple, Inc	2.900	09/12/27	1,413,120
2,500,000	Apple, Inc	3.000	11/13/27	2,377,223
1,375,000	Apple, Inc	4.500	02/23/36	1,457,996
750,000	Apple, Inc	4.450	05/06/44	775,747
1,350,000	Apple, Inc	3.450	02/09/45	1,197,132
800,000	Apple, Inc	4.375	05/13/45	813,581
1,250,000	Apple, Inc	4.650	02/23/46	1,329,218
750,000	Apple, Inc	3.850	08/04/46	707,197
1,000,000	Apple, Inc	4.250	02/09/47	997,950
750,000	Apple, Inc	3.750	09/12/47	689,910
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Apple, Inc	3.750%	11/13/47	$693,898
1,000,000		Broadcom Corp	2.375	01/15/20	987,403
500,000		Broadcom Corp	2.200	01/15/21	483,368
1,500,000		Broadcom Corp	3.000	01/15/22	1,442,493
500,000		Broadcom Corp	2.650	01/15/23	465,295
1,100,000		Broadcom Corp	3.625	01/15/24	1,040,640
2,250,000		Broadcom Corp	3.125	01/15/25	2,032,067
1,750,000		Broadcom Corp	3.875	01/15/27	1,570,966
250,000		Broadcom Corp	3.500	01/15/28	216,729
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,252,113
300,000		Cisco Systems, Inc	1.850	09/20/21	291,695
400,000		Cisco Systems, Inc	3.000	06/15/22	399,689
500,000		Cisco Systems, Inc	2.600	02/28/23	490,057
2,300,000		Cisco Systems, Inc	2.200	09/20/23	2,202,383
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,121,783
400,000		Cisco Systems, Inc	3.500	06/15/25	401,809
500,000		Cisco Systems, Inc	2.950	02/28/26	476,966
2,500,000		Cisco Systems, Inc	2.500	09/20/26	2,331,717
600,000		Cisco Systems, Inc	5.900	02/15/39	741,025
225,000		Corning, Inc	4.250	08/15/20	229,027
300,000		Corning, Inc	2.900	05/15/22	295,316
200,000		Corning, Inc	4.700	03/15/37	191,610
100,000		Corning, Inc	5.750	08/15/40	108,650
200,000		Corning, Inc	4.750	03/15/42	190,593
200,000		Corning, Inc	5.350	11/15/48	203,153
700,000		Corning, Inc	4.375	11/15/57	585,769
200,000		Corning, Inc	5.850	11/15/68	202,659
1,175,000	g	Dell International LLC	4.420	06/15/21	1,173,792
3,500,000	g	Dell International LLC	5.450	06/15/23	3,561,538
2,000,000	g	Dell International LLC	6.020	06/15/26	2,009,952
1,000,000	g	Dell International LLC	8.100	07/15/36	1,079,025
1,000,000	g	Dell International LLC	8.350	07/15/46	1,083,866
800,000		Flextronics International Ltd	4.750	06/15/25	784,039
205,000		Harris Corp	2.700	04/27/20	203,226
500,000		Harris Corp	4.400	06/15/28	498,033
300,000		Harris Corp	4.854	04/27/35	297,932
300,000		Harris Corp	5.054	04/27/45	308,998
2,375,000		Hewlett Packard Enterprise Co	3.600	10/15/20	2,380,725
500,000		Hewlett Packard Enterprise Co	3.500	10/05/21	501,356
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,036,226
350,000		Hewlett Packard Enterprise Co	6.350	10/15/45	327,059
113,000		Hewlett-Packard Co	3.750	12/01/20	114,328
200,000		Hewlett-Packard Co	4.050	09/15/22	202,777
850,000		Hewlett-Packard Co	6.000	09/15/41	846,429
1,000,000		Jabil Circuit, Inc	4.700	09/15/22	990,000
100,000		Jabil, Inc	3.950	01/12/28	89,074
755,000		Koninklijke Philips Electronics NV	5.000	03/15/42	813,920
300,000		L-3 Communications Corp	4.950	02/15/21	306,982
52,000		L-3 Communications Corp	3.950	05/28/24	51,898
600,000		L-3 Communications Corp	3.850	12/15/26	581,142
250,000		L3 Technologies, Inc	3.850	06/15/23	250,374
500,000		L3 Technologies, Inc	4.400	06/15/28	500,189
100,000		Motorola Solutions, Inc	3.500	09/01/21	99,200
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Motorola Solutions, Inc	3.750%	05/15/22	$694,578
250,000		Motorola Solutions, Inc	3.500	03/01/23	241,639
200,000		Motorola Solutions, Inc	4.000	09/01/24	194,614
450,000		Motorola Solutions, Inc	4.600	02/23/28	440,257
200,000		Motorola Solutions, Inc	5.500	09/01/44	181,963
200,000		NetApp, Inc	3.375	06/15/21	199,235
200,000		NetApp, Inc	3.300	09/29/24	190,388
200,000	g	NXP BV	4.875	03/01/24	200,878
300,000	g	NXP BV	5.350	03/01/26	305,100
300,000	g	NXP BV	5.550	12/01/28	307,362
1,400,000		QUALCOMM, Inc	2.250	05/20/20	1,380,337
500,000		QUALCOMM, Inc	3.000	05/20/22	491,878
750,000		QUALCOMM, Inc	2.900	05/20/24	714,095
500,000		QUALCOMM, Inc	3.450	05/20/25	481,279
2,000,000		QUALCOMM, Inc	3.250	05/20/27	1,869,032
500,000		QUALCOMM, Inc	4.650	05/20/35	483,157
500,000		QUALCOMM, Inc	4.800	05/20/45	476,865
1,000,000		QUALCOMM, Inc	4.300	05/20/47	889,374
500,000		Seagate HDD Cayman	4.250	03/01/22	477,820
1,250,000		Seagate HDD Cayman	4.750	01/01/25	1,109,053
200,000		Seagate HDD Cayman	4.875	06/01/27	169,826
200,000		Seagate HDD Cayman	5.750	12/01/34	155,751
200,000		Tech Data Corp	3.700	02/15/22	196,214
200,000		Tech Data Corp	4.950	02/15/27	187,829
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	250,217
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	194,653
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	97,264
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,064,359
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			93,148,778

TELECOMMUNICATION SERVICES - 1.1%
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	494,755
1,000,000		Alibaba Group Holding Ltd	2.800	06/06/23	967,949
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,222,742
1,000,000		Alibaba Group Holding Ltd	3.400	12/06/27	925,205
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	487,546
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	673,577
1,000,000		Alibaba Group Holding Ltd	4.200	12/06/47	887,898
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	676,642
1,680,000		America Movil SAB de C.V.	5.000	03/30/20	1,708,933
950,000		America Movil SAB de C.V.	3.125	07/16/22	930,904
440,000		America Movil SAB de C.V.	6.125	03/30/40	518,598
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,559,963
500,000		AT&T, Inc	3.200	03/01/22	493,206
500,000		AT&T, Inc	3.800	03/01/24	494,922
1,000,000		AT&T, Inc	4.450	04/01/24	1,016,525
1,500,000		AT&T, Inc	3.400	05/15/25	1,410,022
1,250,000		AT&T, Inc	4.125	02/17/26	1,221,293
1,300,000		AT&T, Inc	4.250	03/01/27	1,273,303
4,705,000		AT&T, Inc	4.100	02/15/28	4,525,994
8,525,000		AT&T, Inc	4.300	02/15/30	8,061,468
1,175,000		AT&T, Inc	4.500	05/15/35	1,055,959
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	AT&T, Inc	5.250%	03/01/37	$1,474,559
1,500,000	AT&T, Inc	4.900	08/15/37	1,400,052
550,000	AT&T, Inc	5.150	03/15/42	514,358
2,366,000	AT&T, Inc	4.300	12/15/42	2,011,569
1,250,000	AT&T, Inc	4.800	06/15/44	1,121,356
2,854,000	AT&T, Inc	4.350	06/15/45	2,414,939
1,025,000	AT&T, Inc	4.750	05/15/46	912,272
2,100,000	AT&T, Inc	5.450	03/01/47	2,053,636
1,425,000	AT&T, Inc	4.500	03/09/48	1,228,602
1,250,000	AT&T, Inc	5.150	02/15/50	1,159,533
2,750,000	AT&T, Inc	5.300	08/15/58	2,551,752
500,000	Bell Canada, Inc	4.464	04/01/48	483,330
750,000	British Telecommunications plc	4.500	12/04/23	760,114
750,000	British Telecommunications plc	5.125	12/04/28	754,669
1,150,000	British Telecommunications plc	9.625	12/15/30	1,555,345
2,490,000	Deutsche Telekom International Finance BV	8.750	06/15/30	3,249,632
2,000,000	France Telecom S.A.	4.125	09/14/21	2,039,850
745,000	France Telecom S.A.	9.000	03/01/31	1,032,476
600,000	France Telecom S.A.	5.375	01/13/42	634,002
250,000	Koninklijke KPN NV	8.375	10/01/30	323,828
400,000	Orange S.A.	5.500	02/06/44	428,247
200,000	Rogers Communications, Inc	4.100	10/01/23	203,911
1,713,000	Rogers Communications, Inc	3.625	12/15/25	1,670,921
200,000	Rogers Communications, Inc	2.900	11/15/26	185,087
125,000	Rogers Communications, Inc	4.500	03/15/43	123,545
300,000	Rogers Communications, Inc	5.450	10/01/43	321,667
600,000	Rogers Communications, Inc	5.000	03/15/44	624,726
150,000	Rogers Communications, Inc	4.300	02/15/48	142,908
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,061,405
1,175,000	Telefonica Emisiones SAU	4.103	03/08/27	1,132,982
300,000	Telefonica Emisiones SAU	7.045	06/20/36	342,168
1,000,000	Telefonica Emisiones SAU	4.665	03/06/38	905,568
1,300,000	Telefonica Emisiones SAU	5.213	03/08/47	1,191,501
1,000,000	Telefonica Emisiones SAU	4.895	03/06/48	883,757
392,000	Telefonica Europe BV	8.250	09/15/30	499,182
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	101,605
200,000	TELUS Corp	2.800	02/16/27	184,357
200,000	TELUS Corp	3.700	09/15/27	195,844
500,000	TELUS Corp	4.600	11/16/48	499,252
2,109,000	Verizon Communications, Inc	4.600	04/01/21	2,177,357
2,500,000	Verizon Communications, Inc	3.500	11/01/24	2,471,773
5,213,000	Verizon Communications, Inc	3.376	02/15/25	5,057,637
2,750,000	Verizon Communications, Inc	4.125	03/16/27	2,753,609
4,841,000	Verizon Communications, Inc	4.329	09/21/28	4,863,892
1,500,000	Verizon Communications, Inc	4.500	08/10/33	1,481,856
3,000,000	Verizon Communications, Inc	4.400	11/01/34	2,894,245
3,400,000	Verizon Communications, Inc	4.272	01/15/36	3,185,371
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,116,333
750,000	Verizon Communications, Inc	5.500	03/16/47	798,598
10,000,000	Verizon Communications, Inc	5.012	04/15/49	9,977,678
650,000	Vodafone Group plc	4.375	03/16/21	665,199
500,000	Vodafone Group plc	2.500	09/26/22	479,882
800,000	Vodafone Group plc	2.950	02/19/23	770,153
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	Vodafone Group plc	3.750%	01/16/24	$985,564
750,000	Vodafone Group plc	4.125	05/30/25	741,241
2,050,000	Vodafone Group plc	4.375	05/30/28	1,989,824
150,000	Vodafone Group plc	6.150	02/27/37	157,372
750,000	Vodafone Group plc	5.000	05/30/38	703,510
1,700,000	Vodafone Group plc	4.375	02/19/43	1,448,412
1,000,000	Vodafone Group plc	5.250	05/30/48	940,037
	TOTAL TELECOMMUNICATION SERVICES			115,641,454

TRANSPORTATION - 0.7%
368,869	American Airlines, Inc	3.000	10/15/28	348,495
1,300,000	Boeing Co	1.650	10/30/20	1,271,896
750,000	Boeing Co	2.800	03/01/23	736,932
400,000	Boeing Co	2.600	10/30/25	379,687
200,000	Boeing Co	2.250	06/15/26	184,544
250,000	Boeing Co	2.800	03/01/27	238,397
500,000	Boeing Co	3.250	03/01/28	490,070
125,000	Boeing Co	3.450	11/01/28	123,712
500,000	Boeing Co	3.550	03/01/38	470,916
350,000	Boeing Co	5.875	02/15/40	435,865
300,000	Boeing Co	3.375	06/15/46	266,729
250,000	Boeing Co	3.650	03/01/47	231,832
100,000	Boeing Co	3.625	03/01/48	91,859
100,000	Boeing Co	3.850	11/01/48	95,751
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	561,771
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	299,623
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	148,895
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	513,449
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	511,044
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	150,167
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	292,210
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	706,578
1,150,000	Burlington Northern Santa Fe LLC	3.250	06/15/27	1,126,275
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	422,068
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	273,868
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	201,630
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	560,559
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	538,318
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	309,656
1,000,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	970,874
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	209,407
750,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	708,111
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	387,675
1,175,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,134,067
200,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	195,062
500,000	Canadian National Railway Co	2.400	02/03/20	497,327
100,000	Canadian National Railway Co	2.850	12/15/21	99,314
300,000	Canadian National Railway Co	2.250	11/15/22	288,715
200,000	Canadian National Railway Co	2.950	11/21/24	196,225
200,000	Canadian National Railway Co	6.900	07/15/28	250,368
200,000	Canadian National Railway Co	6.250	08/01/34	247,084
250,000	Canadian National Railway Co	3.500	11/15/42	222,205
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Canadian National Railway Co	4.500%	11/07/43	$103,512
400,000	Canadian National Railway Co	3.200	08/02/46	343,578
500,000	Canadian National Railway Co	3.650	02/03/48	463,143
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,724,294
300,000	Canadian Pacific Railway Co	4.000	06/01/28	304,775
200,000	Canadian Pacific Railway Co	7.125	10/15/31	250,756
250,000	Canadian Pacific Railway Co	5.950	05/15/37	291,008
200,000	Canadian Pacific Railway Co	6.125	09/15/15	232,995
200,000	Carnival Corp	3.950	10/15/20	202,541
300,000	CH Robinson Worldwide, Inc	4.200	04/15/28	301,018
258,831	Continental Airlines, Inc	4.750	01/12/21	262,340
23,252	Continental Airlines, Inc	5.983	04/19/22	24,279
364,649	Continental Airlines, Inc	4.150	04/11/24	363,700
149,689	Continental Airlines, Inc	4.000	10/29/24	147,818
125,000	CSX Corp	3.700	11/01/23	126,854
300,000	CSX Corp	3.400	08/01/24	299,590
200,000	CSX Corp	3.350	11/01/25	194,583
1,200,000	CSX Corp	2.600	11/01/26	1,092,040
500,000	CSX Corp	3.250	06/01/27	470,594
750,000	CSX Corp	3.800	03/01/28	736,275
100,000	CSX Corp	4.250	03/15/29	101,595
100,000	CSX Corp	6.000	10/01/36	116,314
200,000	CSX Corp	6.150	05/01/37	236,756
400,000	CSX Corp	5.500	04/15/41	443,975
350,000	CSX Corp	4.400	03/01/43	339,454
100,000	CSX Corp	4.100	03/15/44	92,854
675,000	CSX Corp	3.800	11/01/46	595,357
750,000	CSX Corp	4.300	03/01/48	715,103
150,000	CSX Corp	4.750	11/15/48	152,150
200,000	CSX Corp	3.950	05/01/50	175,749
300,000	CSX Corp	4.500	08/01/54	281,961
150,000	CSX Corp	4.250	11/01/66	129,887
300,000	CSX Corp	4.650	03/01/68	271,492
184,970	Delta Air Lines, Inc	5.300	04/15/19	186,093
150,000	Delta Air Lines, Inc	2.875	03/13/20	148,985
84,876	Delta Air Lines, Inc	4.750	05/07/20	85,920
125,000	Delta Air Lines, Inc	2.600	12/04/20	122,889
100,000	Delta Air Lines, Inc	3.400	04/19/21	99,162
700,000	Delta Air Lines, Inc	3.625	03/15/22	684,982
300,000	Delta Air Lines, Inc	3.800	04/19/23	295,184
108,827	Delta Air Lines, Inc	3.625	07/30/27	110,047
200,000	Delta Air Lines, Inc	4.375	04/19/28	191,773
100,000	FedEx Corp	2.300	02/01/20	99,089
300,000	FedEx Corp	4.000	01/15/24	307,214
100,000	FedEx Corp	3.200	02/01/25	96,774
300,000	FedEx Corp	3.250	04/01/26	284,933
400,000	FedEx Corp	3.300	03/15/27	380,554
1,250,000	FedEx Corp	3.400	02/15/28	1,186,303
500,000	FedEx Corp	4.200	10/17/28	497,029
1,000,000	FedEx Corp	4.900	01/15/34	1,022,963
200,000	FedEx Corp	3.900	02/01/35	181,258
600,000	FedEx Corp	3.875	08/01/42	498,830
750,000	FedEx Corp	4.750	11/15/45	708,049
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	FedEx Corp	4.550%	04/01/46	$273,022
200,000	FedEx Corp	4.400	01/15/47	179,915
550,000	FedEx Corp	4.050	02/15/48	461,354
500,000	FedEx Corp	4.950	10/17/48	483,839
200,000	FedEx Corp	4.500	02/01/65	165,606
100,000	GATX Corp	2.600	03/30/20	99,015
200,000	GATX Corp	4.350	02/15/24	203,233
500,000	GATX Corp	3.250	09/15/26	458,630
200,000	GATX Corp	3.500	03/15/28	183,769
200,000	GATX Corp	4.550	11/07/28	197,360
225,000	GATX Corp	5.200	03/15/44	229,226
200,000	JB Hunt Transport Services, Inc	3.300	08/15/22	198,364
100,000	Kansas City Southern	3.000	05/15/23	97,816
100,000	Kansas City Southern	3.125	06/01/26	93,246
100,000	Kansas City Southern	4.300	05/15/43	93,143
175,000	Kansas City Southern	4.950	08/15/45	178,505
800,000	Kansas City Southern	4.700	05/01/48	772,758
200,000	Kirby Corp	4.200	03/01/28	195,712
100,000	Norfolk Southern Corp	3.250	12/01/21	100,259
250,000	Norfolk Southern Corp	3.000	04/01/22	248,302
1,291,000	Norfolk Southern Corp	2.903	02/15/23	1,268,705
500,000	Norfolk Southern Corp	3.650	08/01/25	502,832
200,000	Norfolk Southern Corp	2.900	06/15/26	188,170
300,000	Norfolk Southern Corp	3.150	06/01/27	287,571
500,000	Norfolk Southern Corp	3.800	08/01/28	500,444
16,000	Norfolk Southern Corp	4.837	10/01/41	16,596
300,000	Norfolk Southern Corp	4.450	06/15/45	294,260
200,000	Norfolk Southern Corp	4.650	01/15/46	204,138
128,000	Norfolk Southern Corp	3.942	11/01/47	116,218
1,275,000	Norfolk Southern Corp	4.150	02/28/48	1,191,406
500,000	Norfolk Southern Corp	5.100	08/01/18	491,445
750,000	Northrop Grumman Corp	2.080	10/15/20	735,385
650,000	Northrop Grumman Corp	3.500	03/15/21	654,960
1,000,000	Northrop Grumman Corp	2.550	10/15/22	968,553
400,000	Northrop Grumman Corp	3.250	08/01/23	393,625
750,000	Northrop Grumman Corp	2.930	01/15/25	711,968
300,000	Northrop Grumman Corp	3.200	02/01/27	281,463
850,000	Northrop Grumman Corp	3.250	01/15/28	794,724
100,000	Northrop Grumman Corp	5.050	11/15/40	105,811
400,000	Northrop Grumman Corp	4.750	06/01/43	404,889
300,000	Northrop Grumman Corp	3.850	04/15/45	265,232
1,150,000	Northrop Grumman Corp	4.030	10/15/47	1,047,449
500,000	Royal Caribbean Cruises Ltd	2.650	11/28/20	490,729
500,000	Royal Caribbean Cruises Ltd	3.700	03/15/28	460,118
400,000	Ryder System, Inc	2.500	05/11/20	395,233
500,000	Ryder System, Inc	3.500	06/01/21	500,628
500,000	Ryder System, Inc	2.500	09/01/22	480,364
200,000	Ryder System, Inc	3.400	03/01/23	197,355
200,000	Ryder System, Inc	3.750	06/09/23	198,759
200,000	Ryder System, Inc	3.875	12/01/23	200,252
100,000	Southwest Airlines Co	2.750	11/06/19	99,628
400,000	Southwest Airlines Co	2.650	11/05/20	394,593

116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Southwest Airlines Co	2.750%	11/16/22	$195,684
200,000		Southwest Airlines Co	3.000	11/15/26	186,753
200,000		Southwest Airlines Co	3.450	11/16/27	190,489
83,100		Spirit Airlines, Inc	4.100	04/01/28	81,588
450,000		Union Pacific Corp	2.250	06/19/20	443,979
300,000		Union Pacific Corp	3.200	06/08/21	301,355
331,000		Union Pacific Corp	4.163	07/15/22	338,910
500,000		Union Pacific Corp	2.950	01/15/23	490,681
300,000		Union Pacific Corp	3.500	06/08/23	300,552
277,000		Union Pacific Corp	3.646	02/15/24	278,241
200,000		Union Pacific Corp	3.750	03/15/24	201,716
200,000		Union Pacific Corp	3.250	01/15/25	195,125
500,000		Union Pacific Corp	3.750	07/15/25	504,967
200,000		Union Pacific Corp	3.250	08/15/25	193,846
300,000		Union Pacific Corp	2.750	03/01/26	279,942
1,000,000		Union Pacific Corp	3.000	04/15/27	945,688
1,000,000		Union Pacific Corp	3.950	09/10/28	999,261
100,000		Union Pacific Corp	3.375	02/01/35	87,609
100,000		Union Pacific Corp	3.600	09/15/37	89,477
500,000		Union Pacific Corp	4.375	09/10/38	494,837
100,000		Union Pacific Corp	4.300	06/15/42	96,903
150,000		Union Pacific Corp	4.250	04/15/43	143,093
200,000		Union Pacific Corp	4.050	11/15/45	182,339
200,000		Union Pacific Corp	3.350	08/15/46	163,812
300,000		Union Pacific Corp	4.000	04/15/47	280,010
1,000,000		Union Pacific Corp	4.500	09/10/48	987,462
770,000		Union Pacific Corp	3.799	10/01/51	654,090
200,000		Union Pacific Corp	3.875	02/01/55	171,040
500,000		Union Pacific Corp	4.800	09/10/58	498,326
300,000		Union Pacific Corp	4.375	11/15/65	273,507
200,000		Union Pacific Corp	4.100	09/15/67	170,254
179,399		Union Pacific Railroad Co	2.695	05/12/27	172,126
600,000		United Parcel Service, Inc	2.050	04/01/21	589,495
500,000		United Parcel Service, Inc	2.350	05/16/22	487,805
1,400,000		United Parcel Service, Inc	2.450	10/01/22	1,370,578
500,000		United Parcel Service, Inc	2.500	04/01/23	486,411
300,000		United Parcel Service, Inc	2.800	11/15/24	287,668
125,000		United Parcel Service, Inc	2.400	11/15/26	115,276
500,000		United Parcel Service, Inc	3.050	11/15/27	476,528
35,000		United Parcel Service, Inc	6.200	01/15/38	42,678
450,000		United Parcel Service, Inc	3.625	10/01/42	402,996
400,000		United Parcel Service, Inc	3.400	11/15/46	345,130
1,250,000		United Parcel Service, Inc	3.750	11/15/47	1,129,537
		TOTAL TRANSPORTATION			72,249,942

UTILITIES - 1.8%
200,000		AEP Texas, Inc	2.400	10/01/22	193,939
200,000	g	AEP Texas, Inc	3.950	06/01/28	200,418
200,000		AEP Texas, Inc	3.800	10/01/47	180,548
200,000		AEP Transmission Co LLC	3.100	12/01/26	193,345
600,000		AEP Transmission Co LLC	4.000	12/01/46	573,716
200,000		AEP Transmission Co LLC	3.750	12/01/47	183,690
200,000		AEP Transmission Co LLC	4.250	09/15/48	201,819

117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		AGL Capital Corp	3.250%	06/15/26	$374,231
275,000		AGL Capital Corp	4.400	06/01/43	261,268
200,000		Alabama Power Co	2.450	03/30/22	194,709
475,000		Alabama Power Co	3.550	12/01/23	479,639
200,000		Alabama Power Co	3.850	12/01/42	186,442
400,000		Alabama Power Co	3.750	03/01/45	369,449
300,000		Alabama Power Co	4.300	01/02/46	303,321
750,000		Alabama Power Co	3.700	12/01/47	686,443
500,000		Alabama Power Co	4.300	07/15/48	501,539
300,000		Ameren Corp	2.700	11/15/20	295,931
600,000		Ameren Illinois Co	2.700	09/01/22	589,188
300,000		Ameren Illinois Co	3.800	05/15/28	305,366
125,000		Ameren Illinois Co	4.150	03/15/46	125,315
1,000,000		Ameren Illinois Co	3.700	12/01/47	913,279
400,000		Ameren Illinois Co	4.500	03/15/49	423,577
125,000		American Electric Power Co, Inc	2.150	11/13/20	122,483
300,000		American Electric Power Co, Inc	3.650	12/01/21	302,239
200,000		American Electric Power Co, Inc	3.200	11/13/27	189,815
300,000		American Electric Power Co, Inc	4.300	12/01/28	305,023
500,000		American Water Capital Corp	3.850	03/01/24	510,803
300,000		American Water Capital Corp	3.400	03/01/25	296,522
200,000		American Water Capital Corp	2.950	09/01/27	189,082
500,000		American Water Capital Corp	3.750	09/01/28	501,484
225,000		American Water Capital Corp	4.300	12/01/42	223,486
150,000		American Water Capital Corp	4.300	09/01/45	149,379
100,000		American Water Capital Corp	4.000	12/01/46	94,324
825,000		American Water Capital Corp	3.750	09/01/47	742,405
500,000		American Water Capital Corp	4.200	09/01/48	487,098
200,000		Appalachian Power Co	3.300	06/01/27	191,180
200,000		Arizona Public Service Co	2.950	09/15/27	189,507
350,000		Arizona Public Service Co	4.500	04/01/42	357,216
200,000		Arizona Public Service Co	4.350	11/15/45	202,057
410,000		Arizona Public Service Co	3.750	05/15/46	374,157
200,000		Arizona Public Service Co	4.200	08/15/48	196,156
200,000		Atlantic City Electric Co	4.000	10/15/28	205,845
650,000		Atmos Energy Corp	3.000	06/15/27	620,222
100,000		Atmos Energy Corp	5.500	06/15/41	113,923
125,000		Atmos Energy Corp	4.150	01/15/43	119,903
300,000		Atmos Energy Corp	4.125	10/15/44	289,794
500,000		Atmos Energy Corp	4.300	10/01/48	503,119
275,000		Avangrid, Inc	3.150	12/01/24	265,401
150,000		Avista Corp	4.350	06/01/48	153,353
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	100,736
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	183,071
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	132,471
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	183,671
200,000		Baltimore Gas & Electric Co	4.250	09/15/48	198,906
200,000	g	Bayer US Finance II LLC	4.650	11/15/43	182,003
350,000	g	Bayer US Finance II LLC	3.950	04/15/45	281,347
325,000		Berkshire Hathaway Energy Co	2.400	02/01/20	322,841
200,000		Berkshire Hathaway Energy Co	2.375	01/15/21	197,259
200,000		Berkshire Hathaway Energy Co	2.800	01/15/23	195,537

118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Berkshire Hathaway Energy Co	3.500%	02/01/25	$347,196
175,000		Berkshire Hathaway Energy Co	3.250	04/15/28	166,576
200,000		Berkshire Hathaway Energy Co	5.150	11/15/43	213,709
500,000		Berkshire Hathaway Energy Co	4.500	02/01/45	499,928
400,000		Berkshire Hathaway Energy Co	3.800	07/15/48	359,549
400,000	g	Berkshire Hathaway Energy Co	4.450	01/15/49	396,161
200,000		Black Hills Corp	4.250	11/30/23	201,751
100,000		Black Hills Corp	3.950	01/15/26	99,662
100,000		Black Hills Corp	3.150	01/15/27	93,666
300,000		Black Hills Corp	4.350	05/01/33	300,911
200,000		Black Hills Corp	4.200	09/15/46	185,601
350,000		Carolina Power & Light Co	3.000	09/15/21	350,486
150,000		Carolina Power & Light Co	2.800	05/15/22	147,969
400,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	386,379
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	183,869
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	286,440
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	130,875
300,000		CenterPoint Energy Houston Electric LLC	3.950	03/01/48	291,918
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	431,489
200,000		CenterPoint Energy Resources Corp	3.550	04/01/23	200,096
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	201,772
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	648,872
300,000		CenterPoint Energy, Inc	3.600	11/01/21	300,614
200,000		CenterPoint Energy, Inc	2.500	09/01/22	191,272
300,000		CenterPoint Energy, Inc	3.850	02/01/24	301,436
300,000		CenterPoint Energy, Inc	4.250	11/01/28	304,191
200,000		Cleco Corporate Holdings LLC	3.743	05/01/26	190,883
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	195,843
790,000		CMS Energy Corp	3.450	08/15/27	760,585
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	298,924
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	302,287
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	322,080
775,000		Commonwealth Edison Co	4.000	08/01/20	785,880
250,000		Commonwealth Edison Co	2.550	06/15/26	234,159
2,355,000		Commonwealth Edison Co	2.950	08/15/27	2,265,588
300,000		Commonwealth Edison Co	3.700	08/15/28	301,077
200,000		Commonwealth Edison Co	3.800	10/01/42	187,890
300,000		Commonwealth Edison Co	4.700	01/15/44	319,902
100,000		Commonwealth Edison Co	3.700	03/01/45	92,174
250,000		Commonwealth Edison Co	3.650	06/15/46	226,650
400,000		Commonwealth Edison Co	3.750	08/15/47	367,243
1,000,000		Commonwealth Edison Co	4.000	03/01/48	965,957
125,000		Connecticut Light & Power Co	3.200	03/15/27	122,851
400,000		Connecticut Light & Power Co	4.300	04/15/44	407,127
250,000		Connecticut Light & Power Co	4.150	06/01/45	249,666
300,000		Connecticut Light & Power Co	4.000	04/01/48	296,592
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,415,290
200,000		Consolidated Edison Co of New York, Inc	3.800	05/15/28	203,317
300,000		Consolidated Edison Co of New York, Inc	4.000	12/01/28	307,640
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	195,116
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	513,741
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	599,697
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	151,308

119

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Consolidated Edison Co of New York, Inc	3.850%	06/15/46	$366,753
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	369,442
300,000	Consolidated Edison Co of New York, Inc	4.650	12/01/48	311,962
200,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	195,848
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	186,387
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,149,657
400,000	Consolidated Edison Co of New York, Inc	4.500	05/15/58	387,478
200,000	Consolidated Edison, Inc	2.000	03/15/20	197,317
100,000	Consolidated Edison, Inc	2.000	05/15/21	97,011
150,000	Consumers Energy Co	2.850	05/15/22	148,355
200,000	Consumers Energy Co	3.375	08/15/23	200,646
250,000	Consumers Energy Co	3.800	11/15/28	255,992
600,000	Consumers Energy Co	3.950	07/15/47	585,749
500,000	Consumers Energy Co	4.050	05/15/48	493,781
250,000	Consumers Energy Co	4.350	04/15/49	260,033
200,000	Delmarva Power & Light Co	4.150	05/15/45	195,432
500,000	Dominion Energy, Inc	2.579	07/01/20	492,098
150,000	Dominion Gas Holdings LLC	2.500	12/15/19	148,886
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	246,258
200,000	Dominion Gas Holdings LLC	3.550	11/01/23	199,518
200,000	Dominion Gas Holdings LLC	3.600	12/15/24	198,648
200,000	Dominion Gas Holdings LLC	4.800	11/01/43	201,490
200,000	Dominion Gas Holdings LLC	4.600	12/15/44	197,436
200,000	Dominion Resources, Inc	4.700	12/01/44	199,536
100,000	DTE Electric Co	3.700	06/01/46	93,054
500,000	DTE Electric Co	3.750	08/15/47	465,813
1,000,000	DTE Electric Co	4.050	05/15/48	992,393
200,000	DTE Energy Co	3.300	06/15/22	198,455
500,000	DTE Energy Co	3.700	08/01/23	496,468
200,000	DTE Energy Co	3.800	03/15/27	195,244
400,000	DTE Energy Electric Company	3.450	10/01/20	401,419
200,000	DTE Energy Electric Company	3.850	12/01/23	200,531
200,000	DTE Energy Electric Company	3.650	03/15/24	204,134
200,000	DTE Energy Electric Company	3.500	06/01/24	198,098
200,000	DTE Energy Electric Company	4.000	04/01/43	194,974
125,000	Duke Energy Carolinas LLC	4.300	06/15/20	127,404
300,000	Duke Energy Carolinas LLC	3.350	05/15/22	302,783
200,000	Duke Energy Carolinas LLC	2.500	03/15/23	193,201
2,000,000	Duke Energy Carolinas LLC	3.050	03/15/23	1,982,387
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	191,575
500,000	Duke Energy Carolinas LLC	3.950	11/15/28	512,479
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	276,870
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	187,819
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,591,890
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,438,048
746,000	Duke Energy Corp	5.050	09/15/19	752,907
250,000	Duke Energy Corp	1.800	09/01/21	239,279
300,000	Duke Energy Corp	3.050	08/15/22	293,980
300,000	Duke Energy Corp	3.950	10/15/23	302,688
1,375,000	Duke Energy Corp	2.650	09/01/26	1,252,470
300,000	Duke Energy Corp	4.800	12/15/45	305,957
2,000,000	Duke Energy Corp	3.750	09/01/46	1,731,595

120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,200,000	Duke Energy Florida LLC	3.200%	01/15/27	$1,161,995
300,000	Duke Energy Florida LLC	3.800	07/15/28	302,622
500,000	Duke Energy Florida LLC	3.400	10/01/46	431,458
300,000	Duke Energy Florida LLC	4.200	07/15/48	299,149
300,000	Duke Energy Indiana LLC	3.750	05/15/46	276,925
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	180,312
300,000	Duke Energy Progress LLC	3.375	09/01/23	301,316
300,000	Duke Energy Progress LLC	3.250	08/15/25	292,061
300,000	Duke Energy Progress LLC	3.700	09/01/28	303,233
300,000	Duke Energy Progress LLC	4.200	08/15/45	295,479
500,000	Duke Energy Progress LLC	3.700	10/15/46	452,299
200,000	Duke Energy Progress LLC	3.600	09/15/47	177,782
400,000	Duke Energy Progress, Inc	4.375	03/30/44	407,888
500,000	Duke Energy Progress, Inc	4.150	12/01/44	486,078
200,000	Edison International	2.125	04/15/20	194,663
200,000	Edison International	2.400	09/15/22	188,587
300,000	Edison International	4.125	03/15/28	284,105
200,000	El Paso Electric Co	5.000	12/01/44	208,278
300,000	Emera US Finance LP	2.700	06/15/21	292,247
800,000	Emera US Finance LP	3.550	06/15/26	759,011
300,000	Emera US Finance LP	4.750	06/15/46	288,832
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,159
125,000	Entergy Arkansas, Inc	3.750	02/15/21	126,197
175,000	Entergy Arkansas, Inc	3.700	06/01/24	177,867
600,000	Entergy Arkansas, Inc	3.500	04/01/26	590,939
200,000	Entergy Corp	5.125	09/15/20	204,092
200,000	Entergy Corp	4.000	07/15/22	201,747
300,000	Entergy Corp	2.950	09/01/26	276,919
200,000	Entergy Louisiana LLC	4.050	09/01/23	205,121
200,000	Entergy Louisiana LLC	2.400	10/01/26	184,019
200,000	Entergy Louisiana LLC	3.120	09/01/27	190,980
1,500,000	Entergy Louisiana LLC	4.000	03/15/33	1,518,594
300,000	Entergy Louisiana LLC	4.200	09/01/48	296,517
500,000	Eversource Energy	2.500	03/15/21	491,395
300,000	Eversource Energy	2.750	03/15/22	293,492
300,000	Eversource Energy	3.800	12/01/23	302,869
300,000	Eversource Energy	2.900	10/01/24	287,487
200,000	Eversource Energy	3.300	01/15/28	189,802
300,000	Eversource Energy	4.250	04/01/29	305,608
825,000	Exelon Corp	2.850	06/15/20	818,337
1,122,000	Exelon Corp	2.450	04/15/21	1,097,317
1,000,000	Exelon Corp	3.497	06/01/22	977,149
300,000	Exelon Corp	3.950	06/15/25	296,691
200,000	Exelon Corp	3.400	04/15/26	190,240
500,000	Exelon Corp	4.950	06/15/35	503,812
200,000	Exelon Corp	4.450	04/15/46	190,473
150,000	Exelon Generation Co LLC	3.400	03/15/22	147,630
200,000	Exelon Generation Co LLC	4.250	06/15/22	202,741
500,000	FirstEnergy Corp	2.850	07/15/22	487,289
1,750,000	FirstEnergy Corp	3.900	07/15/27	1,695,886
1,250,000	FirstEnergy Corp	4.850	07/15/47	1,252,426
400,000	Florida Power & Light Co	2.750	06/01/23	391,426
500,000	Florida Power & Light Co	3.250	06/01/24	498,777

121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$907,000	Florida Power & Light Co	3.125%	12/01/25	$899,051
100,000	Florida Power & Light Co	4.125	02/01/42	100,966
200,000	Florida Power & Light Co	4.050	06/01/42	199,629
450,000	Florida Power & Light Co	3.800	12/15/42	428,812
400,000	Florida Power & Light Co	4.050	10/01/44	397,854
500,000	Florida Power & Light Co	3.700	12/01/47	466,443
1,250,000	Florida Power & Light Co	3.950	03/01/48	1,222,650
500,000	Florida Power & Light Co	4.125	06/01/48	502,027
1,200,000	Florida Power Corp	3.100	08/15/21	1,198,242
175,000	Fortis, Inc	2.100	10/04/21	168,232
675,000	Fortis, Inc	3.055	10/04/26	616,528
2,500,000	Georgia Power Co	2.000	09/08/20	2,442,778
100,000	Georgia Power Co	3.250	04/01/26	93,499
700,000	Georgia Power Co	3.250	03/30/27	655,238
700,000	Georgia Power Co	4.300	03/15/43	644,035
200,000	Great Plains Energy, Inc	4.850	06/01/21	205,186
200,000	Gulf Power Co	3.300	05/30/27	194,071
500,000	Indiana Michigan Power Co	3.850	05/15/28	503,118
225,000	Indiana Michigan Power Co	4.550	03/15/46	226,970
100,000	Indiana Michigan Power Co	3.750	07/01/47	91,394
300,000	Indiana Michigan Power Co	4.250	08/15/48	295,297
500,000	Interstate Power & Light Co	3.250	12/01/24	487,233
100,000	Interstate Power & Light Co	6.250	07/15/39	125,449
100,000	Interstate Power & Light Co	3.700	09/15/46	90,676
1,000,000	IPALCO Enterprises, Inc	3.700	09/01/24	973,425
300,000	ITC Holdings Corp	2.700	11/15/22	289,957
300,000	ITC Holdings Corp	3.650	06/15/24	298,316
100,000	ITC Holdings Corp	3.250	06/30/26	94,136
700,000	ITC Holdings Corp	3.350	11/15/27	667,584
200,000	Kansas City Power & Light Co	3.650	08/15/25	198,903
100,000	Kansas City Power & Light Co	5.300	10/01/41	113,358
650,000	Kansas City Power & Light Co	4.200	06/15/47	627,206
100,000	Kansas City Power & Light Co	4.200	03/15/48	97,129
250,000	KeySpan Corp	5.803	04/01/35	281,188
320,000	LG&E and KU Energy LLC	3.750	11/15/20	321,174
200,000	McLaren Health Care Corp	4.386	05/15/48	197,472
1,500,000	MidAmerican Energy Co	3.100	05/01/27	1,460,767
200,000	MidAmerican Energy Co	4.800	09/15/43	219,225
200,000	MidAmerican Energy Co	4.400	10/15/44	206,331
200,000	MidAmerican Energy Co	4.250	05/01/46	203,404
500,000	MidAmerican Energy Co	3.950	08/01/47	484,757
1,000,000	MidAmerican Energy Co	3.650	08/01/48	921,871
1,032,000	MidAmerican Energy Holdings Co	5.950	05/15/37	1,208,270
500,000	Mississippi Power Co	3.950	03/30/28	493,724
750,000	Mississippi Power Co	4.250	03/15/42	693,257
500,000	Montefiore Obligated Group	5.246	11/01/48	484,677
100,000	National Fuel Gas Co	4.900	12/01/21	101,829
200,000	National Fuel Gas Co	3.750	03/01/23	195,130
300,000	National Fuel Gas Co	5.200	07/15/25	304,596
200,000	National Fuel Gas Co	3.950	09/15/27	186,871
200,000	National Fuel Gas Co	4.750	09/01/28	197,369
500,000	Nevada Power Co	2.750	04/15/20	498,801

122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		NextEra Energy Capital Holdings, Inc	3.342%	09/01/20	$500,904
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	508,701
300,000		NextEra Energy Capital Holdings, Inc	2.800	01/15/23	289,494
750,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	716,082
150,000		NiSource Finance Corp	2.650	11/17/22	143,599
800,000		NiSource Finance Corp	3.490	05/15/27	763,823
100,000		NiSource Finance Corp	5.950	06/15/41	110,929
200,000		NiSource Finance Corp	5.250	02/15/43	205,601
150,000		NiSource Finance Corp	4.800	02/15/44	145,408
815,000		NiSource Finance Corp	5.650	02/01/45	888,392
200,000		NiSource Finance Corp	3.950	03/30/48	178,103
500,000	g	NiSource, Inc	3.650	06/15/23	500,816
800,000		Northern States Power Co	2.200	08/15/20	789,026
150,000		Northern States Power Co	2.150	08/15/22	144,170
300,000		Northern States Power Co	2.600	05/15/23	290,977
425,000		Northern States Power Co	5.350	11/01/39	492,055
175,000		Northern States Power Co	3.600	05/15/46	161,831
1,550,000		Northern States Power Co	3.600	09/15/47	1,424,951
200,000		NorthWestern Corp	4.176	11/15/44	200,255
200,000		NSTAR Electric Co	2.375	10/15/22	192,862
1,300,000		NSTAR Electric Co	3.200	05/15/27	1,267,885
200,000		Nvent Finance Sarl	3.950	04/15/23	198,558
200,000		Nvent Finance Sarl	4.550	04/15/28	196,067
300,000	g	Oglethorpe Power Corp	5.050	10/01/48	300,211
500,000		Oglethorpe Power Corp	5.250	09/01/50	519,038
600,000		Ohio Power Co	5.375	10/01/21	634,509
500,000		Ohio Power Co	4.150	04/01/48	494,128
200,000		Oklahoma Gas & Electric Co	3.800	08/15/28	201,926
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	193,760
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	184,783
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	153,647
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	389,694
500,000	g	Oncor Electric Delivery Co LLC	3.700	11/15/28	505,603
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	93,045
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	114,273
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	574,183
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	170,665
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	285,183
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	378,837
200,000	g	Oncor Electric Delivery Co LLC	4.100	11/15/48	200,036
400,000		ONEOK Partners LP	3.375	10/01/22	392,722
200,000		ONEOK Partners LP	5.000	09/15/23	206,065
700,000		ONEOK Partners LP	4.900	03/15/25	709,494
130,000		ONEOK Partners LP	6.650	10/01/36	145,580
250,000		ONEOK Partners LP	6.850	10/15/37	281,486
100,000		ONEOK Partners LP	6.125	02/01/41	103,140
750,000		Pacific Gas & Electric Co	3.500	10/01/20	714,533
400,000		Pacific Gas & Electric Co	3.250	06/15/23	353,841
500,000	g	Pacific Gas & Electric Co	4.250	08/01/23	463,258
175,000		Pacific Gas & Electric Co	3.850	11/15/23	156,609
200,000		Pacific Gas & Electric Co	3.750	02/15/24	177,404
500,000		Pacific Gas & Electric Co	3.400	08/15/24	433,581
900,000		Pacific Gas & Electric Co	3.500	06/15/25	771,678

123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		Pacific Gas & Electric Co	3.300%	03/15/27	$988,386
300,000		Pacific Gas & Electric Co	3.300	12/01/27	244,957
750,000	g	Pacific Gas & Electric Co	4.650	08/01/28	660,283
420,000		Pacific Gas & Electric Co	6.050	03/01/34	389,601
600,000		Pacific Gas & Electric Co	5.400	01/15/40	532,670
150,000		Pacific Gas & Electric Co	3.750	08/15/42	111,413
400,000		Pacific Gas & Electric Co	4.600	06/15/43	321,871
200,000		Pacific Gas & Electric Co	5.125	11/15/43	172,595
300,000		Pacific Gas & Electric Co	4.750	02/15/44	246,612
300,000		Pacific Gas & Electric Co	4.300	03/15/45	237,890
200,000		Pacific Gas & Electric Co	4.250	03/15/46	155,591
600,000		Pacific Gas & Electric Co	4.000	12/01/46	453,109
800,000		Pacific Gas & Electric Co	3.950	12/01/47	607,768
250,000		PacifiCorp	2.950	02/01/22	247,341
850,000		PacifiCorp	6.000	01/15/39	1,021,615
300,000		PacifiCorp	4.125	01/15/49	295,671
200,000		PECO Energy Co	1.700	09/15/21	192,670
150,000		PECO Energy Co	2.375	09/15/22	145,383
200,000		PECO Energy Co	3.150	10/15/25	195,392
200,000		PECO Energy Co	4.150	10/01/44	201,701
200,000		PECO Energy Co	3.700	09/15/47	183,550
1,200,000		PECO Energy Co	3.900	03/01/48	1,148,300
200,000		Piedmont Natural Gas Co, Inc	4.650	08/01/43	203,923
200,000		Pinnacle West Capital Corp	2.250	11/30/20	196,012
200,000		Potomac Electric Power Co	3.600	03/15/24	201,575
900,000		Potomac Electric Power Co	4.150	03/15/43	890,964
300,000		PPL Capital Funding, Inc	4.200	06/15/22	303,652
200,000		PPL Capital Funding, Inc	3.500	12/01/22	196,746
400,000		PPL Capital Funding, Inc	3.400	06/01/23	395,721
1,100,000		PPL Capital Funding, Inc	3.950	03/15/24	1,105,618
175,000		PPL Capital Funding, Inc	3.100	05/15/26	164,112
700,000		PPL Capital Funding, Inc	4.000	09/15/47	624,726
200,000		PPL Electric Utilities Corp	4.125	06/15/44	198,118
275,000		PPL Electric Utilities Corp	4.150	10/01/45	273,431
500,000		PPL Electric Utilities Corp	3.950	06/01/47	485,279
200,000		PPL Electric Utilities Corp	4.150	06/15/48	199,768
300,000		Progress Energy, Inc	3.150	04/01/22	295,454
500,000		PSEG Power LLC	3.000	06/15/21	491,735
250,000		PSEG Power LLC	3.850	06/01/23	250,189
150,000		Public Service Co of Colorado	2.250	09/15/22	144,494
250,000		Public Service Co of Colorado	3.700	06/15/28	253,205
200,000		Public Service Co of Colorado	3.800	06/15/47	188,763
100,000		Public Service Co of Colorado	4.100	06/15/48	98,491
100,000		Public Service Electric & Gas Co	1.900	03/15/21	97,646
300,000		Public Service Electric & Gas Co	3.250	09/01/23	301,457
300,000		Public Service Electric & Gas Co	2.250	09/15/26	274,216
1,450,000		Public Service Electric & Gas Co	3.000	05/15/27	1,396,413
250,000		Public Service Electric & Gas Co	3.700	05/01/28	254,111
200,000		Public Service Electric & Gas Co	3.800	01/01/43	191,917
600,000		Public Service Electric & Gas Co	3.800	03/01/46	568,267
200,000		Public Service Electric & Gas Co	3.600	12/01/47	182,664
250,000		Public Service Electric & Gas Co	4.050	05/01/48	244,304

124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Public Service Enterprise Group, Inc	1.600%	11/15/19	$197,209
500,000	Public Service Enterprise Group, Inc	2.000	11/15/21	480,131
500,000	Public Service Enterprise Group, Inc	2.650	11/15/22	481,062
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,550,115
250,000	Puget Sound Energy, Inc	5.757	10/01/39	297,954
200,000	Puget Sound Energy, Inc	4.300	05/20/45	203,357
300,000	Puget Sound Energy, Inc	4.223	06/15/48	300,462
150,000	San Diego Gas & Electric Co	3.000	08/15/21	149,372
400,000	San Diego Gas & Electric Co	3.600	09/01/23	403,162
800,000	San Diego Gas & Electric Co	2.500	05/15/26	742,157
300,000	San Diego Gas & Electric Co	3.750	06/01/47	273,291
300,000	San Diego Gas & Electric Co	4.150	05/15/48	291,177
250,000	Scottish Power Ltd	5.810	03/15/25	277,300
200,000	Sempra Energy	2.400	02/01/20	197,288
200,000	Sempra Energy	2.850	11/15/20	197,343
150,000	Sempra Energy	2.875	10/01/22	144,657
500,000	Sempra Energy	2.900	02/01/23	485,823
500,000	Sempra Energy	4.050	12/01/23	503,650
200,000	Sempra Energy	3.750	11/15/25	192,999
1,300,000	Sempra Energy	3.250	06/15/27	1,195,045
500,000	Sempra Energy	3.400	02/01/28	457,123
500,000	Sempra Energy	3.800	02/01/38	429,729
500,000	Sempra Energy	4.000	02/01/48	429,775
1,869,000	Sierra Pacific Power Co	2.600	05/01/26	1,742,105
200,000	South Carolina Electric & Gas Co	3.500	08/15/21	200,553
200,000	South Carolina Electric & Gas Co	4.250	08/15/28	207,240
50,000	South Carolina Electric & Gas Co	5.300	05/15/33	53,882
125,000	South Carolina Electric & Gas Co	5.450	02/01/41	143,121
250,000	South Carolina Electric & Gas Co	4.350	02/01/42	245,302
300,000	South Carolina Electric & Gas Co	4.600	06/15/43	306,365
1,000,000	South Carolina Electric & Gas Co	4.100	06/15/46	935,002
200,000	South Carolina Electric & Gas Co	4.500	06/01/64	185,167
500,000	Southern California Edison Co	2.900	03/01/21	493,801
500,000	Southern California Edison Co	2.400	02/01/22	482,259
100,000	Southern California Edison Co	3.400	06/01/23	99,420
500,000	Southern California Edison Co	3.700	08/01/25	498,976
750,000	Southern California Edison Co	3.650	03/01/28	729,573
185,000	Southern California Edison Co	6.050	03/15/39	210,976
300,000	Southern California Edison Co	4.500	09/01/40	295,798
500,000	Southern California Edison Co	4.650	10/01/43	503,134
450,000	Southern California Edison Co	3.600	02/01/45	386,555
1,062,000	Southern California Edison Co	4.000	04/01/47	974,988
1,350,000	Southern California Edison Co	4.125	03/01/48	1,279,973
200,000	Southern California Gas Co	3.200	06/15/25	198,564
200,000	Southern California Gas Co	2.600	06/15/26	187,726
150,000	Southern California Gas Co	3.750	09/15/42	139,596
500,000	Southern California Gas Co	4.125	06/01/48	497,336
300,000	Southern California Gas Co	4.300	01/15/49	307,347
400,000	Southern Co	2.350	07/01/21	388,880
1,400,000	Southern Co	3.250	07/01/26	1,312,127
400,000	Southern Co	4.250	07/01/36	377,945
400,000	Southern Co	4.400	07/01/46	368,283
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	190,624

125

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Southern Co Gas Capital Corp	3.950%	10/01/46	$87,661
200,000		Southern Co Gas Capital Corp	4.400	05/30/47	187,283
550,000		Southern Natural Gas Co	4.400	06/15/21	557,817
200,000		Southern Power Co	4.150	12/01/25	198,283
300,000		Southern Power Co	4.950	12/15/46	280,105
150,000		Southwest Gas Corp	3.700	04/01/28	149,287
100,000		Southwest Gas Corp	3.800	09/29/46	91,021
500,000		Southwestern Electric Power Co	2.750	10/01/26	460,147
300,000		Southwestern Electric Power Co	4.100	09/15/28	300,899
750,000		Southwestern Electric Power Co	3.850	02/01/48	666,895
600,000		Southwestern Public Service Co	4.500	08/15/41	609,065
300,000		Southwestern Public Service Co	3.400	08/15/46	260,279
225,000		Southwestern Public Service Co	3.700	08/15/47	206,524
200,000		Southwestern Public Service Co	4.400	11/15/48	201,990
500,000	g	Suzano Austria GmbH	6.000	01/15/29	510,250
100,000		Tampa Electric Co	4.100	06/15/42	95,140
175,000		Tampa Electric Co	4.350	05/15/44	168,603
200,000		Tampa Electric Co	4.300	06/15/48	191,390
200,000		Tampa Electric Co	4.450	06/15/49	195,258
300,000		TC PipeLines LP	4.375	03/13/25	299,349
200,000		TC PipeLines LP	3.900	05/25/27	191,025
200,000		TECO Finance, Inc	5.150	03/15/20	204,504
12,000		Toledo Edison Co	7.250	05/01/20	12,604
300,000		TransAlta Corp	4.500	11/15/22	291,749
500,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	604,701
500,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	489,211
250,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	234,076
200,000		Tucson Electric Power Co	3.050	03/15/25	192,068
200,000		Tucson Electric Power Co	4.850	12/01/48	208,320
200,000		Union Electric Co	2.950	06/15/27	191,103
100,000		Union Electric Co	8.450	03/15/39	149,402
100,000		Union Electric Co	3.900	09/15/42	97,014
100,000		Union Electric Co	3.650	04/15/45	92,493
200,000		Union Electric Co	4.000	04/01/48	195,076
100,000		United Utilities plc	6.875	08/15/28	117,287
825,000		Virginia Electric & Power Co	3.150	01/15/26	797,099
900,000		Virginia Electric & Power Co	2.950	11/15/26	853,343
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	3,014,415
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,041,959
700,000		Virginia Electric & Power Co	3.800	09/15/47	644,555
400,000		Virginia Electric & Power Co	4.600	12/01/48	417,805
409,000		Virginia Electric and Power Co	2.750	03/15/23	398,885
500,000		Virginia Electric and Power Co	3.450	02/15/24	499,594
250,000		Virginia Electric and Power Co	4.650	08/15/43	259,924
400,000		Virginia Electric and Power Co	4.450	02/15/44	402,762
200,000		Virginia Electric and Power Co	4.200	05/15/45	194,280
200,000		Washington Gas Light Co	3.796	09/15/46	185,917
200,000		WEC Energy Group, Inc	2.450	06/15/20	197,611
200,000		WEC Energy Group, Inc	3.375	06/15/21	199,867
1,520,000		WEC Energy Group, Inc	3.550	06/15/25	1,505,034
100,000		Westar Energy, Inc	2.550	07/01/26	93,481
500,000		Westar Energy, Inc	4.125	03/01/42	489,929

126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$175,000		Westar Energy, Inc	4.100%	04/01/43	$168,087
200,000		Wisconsin Electric Power Co	5.625	05/15/33	232,042
200,000		Wisconsin Electric Power Co	4.300	10/15/48	206,239
325,000		Wisconsin Power & Light Co	3.050	10/15/27	311,058
200,000		Wisconsin Public Service Corp	3.350	11/21/21	201,943
200,000		Wisconsin Public Service Corp	4.752	11/01/44	215,950
100,000		Xcel Energy, Inc	4.700	05/15/20	101,185
300,000		Xcel Energy, Inc	2.400	03/15/21	295,403
300,000		Xcel Energy, Inc	2.600	03/15/22	292,859
100,000		Xcel Energy, Inc	3.350	12/01/26	97,072
300,000		Xcel Energy, Inc	4.000	06/15/28	303,608
		TOTAL UTILITIES			192,699,221

		TOTAL CORPORATE BONDS			2,635,778,538
		(Cost $2,720,355,812)

GOVERNMENT BONDS - 71.6%

AGENCY SECURITIES - 1.3%
4,000,000		Federal Farm Credit Bank (FFCB)	2.375	03/27/20	3,992,072
1,145,000		FFCB	3.500	12/20/23	1,183,486
16,000,000		Federal Home Loan Bank (FHLB)	1.875	03/13/20	15,860,576
7,500,000		FHLB	2.625	05/28/20	7,509,697
4,750,000		FHLB	2.625	10/01/20	4,755,301
23,000,000		FHLB	1.125	07/14/21	22,211,652
2,000,000		FHLB	3.250	11/16/28	2,032,708
25,500,000		Federal Home Loan Mortgage Corp (FHLMC)	2.375	01/13/22	25,402,998
2,000,000		FHLMC	2.750	06/19/23	2,012,494
5,000,000		Federal National Mortgage Association (FNMA)	1.500	11/30/20	4,899,920
2,310,000	i	FNMA	2.301	09/25/22	2,268,008
1,000,000		FNMA	2.000	10/05/22	981,043
10,000,000		FNMA	2.375	01/19/23	9,924,590
1,000,000		FNMA	2.875	09/12/23	1,011,708
13,700,000		FNMA	2.625	09/06/24	13,651,214
5,000,000		FNMA	6.625	11/15/30	6,703,805
1,000,000		FNMA	5.625	07/15/37	1,318,286
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	498,492
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,293,150
1,000,000		Iraq Government AID Bond	2.149	01/18/22	982,453
800,000		Israel Government AID Bond	5.500	09/18/23	899,372
300,000		Israel Government AID Bond	5.500	04/26/24	341,079
375,000		Private Export Funding Corp (PEFCO)	1.450	08/15/19	371,921
550,000		PEFCO	2.250	03/15/20	547,273
200,000		PEFCO	2.300	09/15/20	198,448
400,000		PEFCO	2.050	11/15/22	390,384
200,000		PEFCO	3.250	06/15/25	204,086
175,000		Tunisia Government AID Bonds	1.416	08/05/21	169,102
500,000		Ukraine Government AID Bonds	1.847	05/29/20	494,682
		TOTAL AGENCY SECURITIES			132,110,000

127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 3.7%
$500,000	African Development Bank	1.375%	02/12/20	$493,295
1,800,000	African Development Bank	1.875	03/16/20	1,780,174
850,000	African Development Bank	2.625	03/22/21	850,299
500,000	African Development Bank	1.250	07/26/21	483,241
450,000	African Development Bank	2.375	09/23/21	447,057
500,000	African Development Bank	2.125	11/16/22	490,588
2,000,000	African Development Bank	3.000	09/20/23	2,027,175
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,387,932
500,000	Asian Development Bank	1.750	01/10/20	495,721
500,000	Asian Development Bank	1.500	01/22/20	494,395
5,000,000	Asian Development Bank	1.375	03/23/20	4,925,445
1,000,000	Asian Development Bank	1.625	08/26/20	984,050
1,000,000	Asian Development Bank	2.250	01/20/21	993,832
2,000,000	Asian Development Bank	1.625	03/16/21	1,960,598
4,000,000	Asian Development Bank	1.750	06/08/21	3,921,074
1,000,000	Asian Development Bank	2.125	11/24/21	986,605
600,000	Asian Development Bank	1.875	02/18/22	586,914
500,000	Asian Development Bank	1.875	08/10/22	487,042
750,000	Asian Development Bank	1.750	09/13/22	725,949
3,000,000	Asian Development Bank	2.750	03/17/23	3,009,591
500,000	Asian Development Bank	2.000	01/22/25	479,434
1,500,000	Asian Development Bank	2.000	04/24/26	1,421,880
1,000,000	Asian Development Bank	2.625	01/12/27	986,357
500,000	Asian Development Bank	2.375	08/10/27	482,519
500,000	Asian Development Bank	2.500	11/02/27	485,940
1,000,000	Asian Development Bank	2.750	01/19/28	988,807
75,000	Asian Development Bank	5.820	06/16/28	91,216
2,000,000	Canada Government International Bond	2.000	11/15/22	1,954,971
3,715,000	Chile Government International Bond	3.240	02/06/28	3,564,542
48,000	Chile Government International Bond	3.625	10/30/42	43,949
756,000	Chile Government International Bond	3.860	06/21/47	704,970
1,900,000	Colombia Government International Bond	4.375	07/12/21	1,928,500
600,000	Colombia Government International Bond	2.625	03/15/23	563,400
2,250,000	Colombia Government International Bond	4.000	02/26/24	2,227,500
2,500,000	Colombia Government International Bond	3.875	04/25/27	2,387,500
712,000	Colombia Government International Bond	4.500	03/15/29	703,812
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,350,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,185,650
3,100,000	Colombia Government International Bond	5.000	06/15/45	2,951,200
500,000	Corp Andina de Fomento	2.200	07/18/20	492,080
500,000	Corp Andina de Fomento	2.125	09/27/21	485,335
527,000	Corp Andina de Fomento	4.375	06/15/22	545,419
750,000	Corp Andina de Fomento	2.750	01/06/23	732,120
750,000	Corp Andina de Fomento	3.750	11/23/23	761,992
300,000	Council of Europe Development Bank	1.875	01/27/20	297,661
1,000,000	Council of Europe Development Bank	1.625	03/16/21	978,988
1,000,000	Council of Europe Development Bank	2.625	02/13/23	997,160
3,600,000	European Bank for Reconstruction & Development	1.750	11/26/19	3,571,330
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,282,966
2,000,000	European Bank for Reconstruction & Development	2.750	04/26/21	2,006,610
750,000	European Bank for Reconstruction & Development	1.500	11/02/21	727,302

128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	European Bank for Reconstruction & Development	1.875%	02/23/22	$487,974
1,500,000	European Bank for Reconstruction & Development	2.750	03/07/23	1,503,694
1,500,000	European Investment Bank	1.375	06/15/20	1,473,533
4,000,000	European Investment Bank	1.625	08/14/20	3,937,137
3,000,000	European Investment Bank	2.875	09/15/20	3,003,914
500,000	European Investment Bank	1.625	12/15/20	490,500
1,750,000	European Investment Bank	2.000	03/15/21	1,728,362
500,000	European Investment Bank	2.500	04/15/21	498,996
11,500,000	European Investment Bank	2.375	05/13/21	11,438,716
1,000,000	European Investment Bank	1.625	06/15/21	976,405
2,500,000	European Investment Bank	2.125	10/15/21	2,466,774
1,000,000	European Investment Bank	2.375	06/15/22	988,108
500,000	European Investment Bank	2.250	08/15/22	493,439
3,000,000	European Investment Bank	2.500	03/15/23	2,978,000
1,500,000	European Investment Bank	3.125	12/14/23	1,530,116
6,750,000	European Investment Bank	3.250	01/29/24	6,916,490
1,500,000	European Investment Bank	2.500	10/15/24	1,480,697
400,000	European Investment Bank	2.375	05/24/27	384,337
1,705,000	European Investment Bank	4.875	02/15/36	2,089,743
500,000	Export Development Canada	1.625	01/17/20	494,956
200,000	Export Development Canada	1.625	06/01/20	197,169
500,000	Export Development Canada	1.750	07/21/20	493,307
750,000	Export Development Canada	2.000	11/30/20	741,135
300,000	Export Development Canada	1.500	05/26/21	292,314
500,000	Export Development Canada	1.375	10/21/21	483,119
500,000	Export Development Canada	2.000	05/17/22	489,608
1,000,000	Export Development Canada	2.500	01/24/23	992,255
1,000,000	Export Development Canada	2.750	03/15/23	1,001,967
500,000	Export-Import Bank of Korea	1.750	05/26/19	497,770
300,000	Export-Import Bank of Korea	1.500	10/21/19	296,661
775,000	Export-Import Bank of Korea	5.125	06/29/20	797,900
750,000	Export-Import Bank of Korea	2.500	11/01/20	741,517
200,000	Export-Import Bank of Korea	2.125	02/11/21	195,622
250,000	Export-Import Bank of Korea	2.500	05/10/21	245,814
300,000	Export-Import Bank of Korea	1.875	10/21/21	289,095
300,000	Export-Import Bank of Korea	3.500	11/27/21	302,104
300,000	Export-Import Bank of Korea	5.000	04/11/22	315,233
2,000,000	Export-Import Bank of Korea	3.000	11/01/22	1,973,694
200,000	Export-Import Bank of Korea	3.625	11/27/23	201,064
500,000	Export-Import Bank of Korea	4.000	01/14/24	510,452
750,000	Export-Import Bank of Korea	2.875	01/21/25	717,297
250,000	Export-Import Bank of Korea	3.250	11/10/25	243,265
500,000	Export-Import Bank of Korea	2.625	05/26/26	465,318
500,000	Export-Import Bank of Korea	3.250	08/12/26	484,705
300,000	Export-Import Bank of Korea	2.375	04/21/27	271,287
100,000	Finland Government International Bond	6.950	02/15/26	122,873
450,000	FMS Wertmanagement AoeR	1.000	08/16/19	445,409
750,000	FMS Wertmanagement AoeR	1.750	01/24/20	743,338
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	485,430
1,000,000	FMS Wertmanagement AoeR	2.000	08/01/22	977,067

129

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,500,000	Hungary Government International Bond	5.750%	11/22/23	$4,864,855
750,000	Hungary Government International Bond	7.625	03/29/41	1,049,983
1,270,000	Hydro Quebec	9.400	02/01/21	1,435,989
200,000	Hydro Quebec	8.500	12/01/29	289,410
750,000	Indonesia Government International Bond	2.950	01/11/23	717,053
500,000	Indonesia Government International Bond	4.450	02/11/24	503,609
750,000	Indonesia Government International Bond	3.500	01/11/28	695,069
700,000	Indonesia Government International Bond	4.750	02/11/29	712,671
875,000	Indonesia Government International Bond	4.350	01/11/48	797,280
600,000	Indonesia Government International Bond	5.350	02/11/49	617,846
3,350,000	Inter-American Development Bank	1.375	07/15/20	3,287,945
5,000,000	Inter-American Development Bank	2.625	04/19/21	5,004,910
500,000	Inter-American Development Bank	2.125	01/18/22	492,787
1,000,000	Inter-American Development Bank	3.000	09/26/22	1,011,790
3,000,000	Inter-American Development Bank	2.500	01/18/23	2,981,175
500,000	Inter-American Development Bank	2.125	01/15/25	483,174
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,424,109
1,000,000	Inter-American Development Bank	2.375	07/07/27	965,286
2,000,000	Inter-American Development Bank	3.125	09/18/28	2,045,124
1,450,000	Inter-American Development Bank	3.200	08/07/42	1,423,378
300,000	Inter-American Development Bank	4.375	01/24/44	355,108
2,000,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,981,210
1,000,000	International Bank for Reconstruction & Development	1.125	08/10/20	976,331
1,800,000	International Bank for Reconstruction & Development	1.625	09/04/20	1,770,989
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,675,698
9,250,000	International Bank for Reconstruction & Development	1.375	05/24/21	8,995,033
1,500,000	International Bank for Reconstruction & Development	2.000	01/26/22	1,473,585
5,400,000	International Bank for Reconstruction & Development	7.625	01/19/23	6,402,110
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	489,993
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,583,371
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,430,718
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	514,989
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,003,169
1,000,000	International Finance Corp	1.750	03/30/20	988,935
2,750,000	International Finance Corp	1.625	07/16/20	2,709,294
2,500,000	International Finance Corp	2.250	01/25/21	2,483,509
500,000	International Finance Corp	2.000	10/24/22	488,728
1,300,000	International Finance Corp	2.875	07/31/23	1,310,608
705,000	Israel Government International Bond	4.000	06/30/22	721,072
300,000	Israel Government International Bond	3.150	06/30/23	299,029
1,000,000	Israel Government International Bond	2.875	03/16/26	963,939
1,500,000	Israel Government International Bond	4.500	01/30/43	1,556,469
1,500,000	Italy Government International Bond	6.875	09/27/23	1,631,685
1,374,000	Italy Government International Bond	5.375	06/15/33	1,434,508
1,000,000	Japan Bank for International Cooperation	2.250	02/24/20	994,927
300,000	Japan Bank for International Cooperation	2.125	06/01/20	297,164
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,350,000	Japan Bank for International Cooperation	2.125%	07/21/20	$1,336,811
300,000	Japan Bank for International Cooperation	2.125	11/16/20	296,155
250,000	Japan Bank for International Cooperation	1.875	04/20/21	244,863
750,000	Japan Bank for International Cooperation	1.500	07/21/21	725,944
500,000	Japan Bank for International Cooperation	2.500	06/01/22	492,842
1,250,000	Japan Bank for International Cooperation	2.375	07/21/22	1,228,441
300,000	Japan Bank for International Cooperation	2.375	11/16/22	294,468
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,068,639
750,000	Japan Bank for International Cooperation	3.375	10/31/23	764,133
500,000	Japan Bank for International Cooperation	2.125	02/10/25	475,172
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	5,658,254
400,000	Japan Bank for International Cooperation	2.375	04/20/26	382,259
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,380,402
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	977,163
750,000	Japan Bank for International Cooperation	2.875	07/21/27	732,769
300,000	Japan Bank for International Cooperation	2.750	11/16/27	290,174
750,000	Japan Bank for International Cooperation	3.500	10/31/28	767,450
350,000	Japan International Cooperation Agency	2.125	10/20/26	326,882
500,000	Japan International Cooperation Agency	3.375	06/12/28	507,660
7,525,000	KfW	4.000	01/27/20	7,634,377
3,650,000	KfW	1.750	03/31/20	3,611,377
6,750,000	KfW	1.875	06/30/20	6,674,291
1,500,000	KfW	2.750	10/01/20	1,502,978
1,500,000	KfW	1.875	11/30/20	1,477,973
1,000,000	KfW	1.875	12/15/20	985,203
4,000,000	KfW	2.625	04/12/21	4,002,093
1,500,000	KfW	1.500	06/15/21	1,460,530
1,600,000	KfW	2.625	01/25/22	1,599,617
2,750,000	KfW	2.000	10/04/22	2,687,161
2,000,000	KfW	2.500	11/20/24	1,973,458
7,000,000	KfW	2.000	05/02/25	6,686,439
400,000	Korea Development Bank	3.000	03/17/19	400,112
500,000	Korea Development Bank	2.500	03/11/20	496,715
300,000	Korea Development Bank	2.500	01/13/21	296,332
500,000	Korea Development Bank	2.625	02/27/22	490,522
200,000	Korea Development Bank	3.000	09/14/22	197,973
1,000,000	Korea Development Bank	3.375	03/12/23	1,004,454
500,000	Korea Development Bank	2.750	03/19/23	488,053
500,000	Korea Development Bank	3.750	01/22/24	505,867
200,000	Korea Development Bank	3.375	09/16/25	196,714
400,000	Korea Development Bank	3.000	01/13/26	382,729
500,000	Korea Government International Bond	3.875	09/11/23	513,318
1,500,000	Korea Government International Bond	2.750	01/19/27	1,438,500
400,000	Korea Government International Bond	4.125	06/10/44	421,399
1,500,000	Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	1,474,368
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	03/07/22	984,589
1,000,000	Kreditanstalt fuer Wiederaufbau	2.125	06/15/22	983,175
2,900,000	Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,870,699
6,000,000	Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	6,023,752
1,000,000	Landwirtschaftliche Rentenbank	3.125	11/14/23	1,020,037
131

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Landwirtschaftliche Rentenbank	2.000%	01/13/25	$477,912
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	731,281
1,000,000	Landwirtschaftliche Rentenbank	1.750	07/27/26	929,272
1,125,000	Mexico Government International Bond	4.125	01/21/26	1,099,688
8,910,000	Mexico Government International Bond	4.150	03/28/27	8,615,168
5,931,000	Mexico Government International Bond	3.750	01/11/28	5,551,475
461,000	Mexico Government International Bond	6.750	09/27/34	525,139
730,000	Mexico Government International Bond	6.050	01/11/40	772,705
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,339,866
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,695,619
505,000	Mexico Government International Bond	4.600	01/23/46	447,178
500,000	Mexico Government International Bond	4.350	01/15/47	428,500
2,000,000	Mexico Government International Bond	4.600	02/10/48	1,775,000
950,000	Mexico Government International Bond	5.750	10/12/10	893,000
1,000,000	Nordic Investment Bank	2.250	02/01/21	992,900
2,500,000	Nordic Investment Bank	2.250	09/30/21	2,474,876
2,300,000	North American Development Bank	2.400	10/26/22	2,248,561
250,000	Panama Government International Bond	4.000	09/22/24	252,128
1,000,000	Panama Government International Bond	3.750	03/16/25	990,510
300,000	Panama Government International Bond	7.125	01/29/26	354,543
1,000,000	Panama Government International Bond	3.875	03/17/28	985,000
692,000	Panama Government International Bond	6.700	01/26/36	844,240
750,000	Panama Government International Bond	4.500	05/15/47	728,438
1,750,000	Panama Government International Bond	4.500	04/16/50	1,675,625
700,000	Panama Government International Bond	4.300	04/29/53	649,957
925,000	Peruvian Government International Bond	7.350	07/21/25	1,123,875
2,100,000	Peruvian Government International Bond	4.125	08/25/27	2,168,250
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,388,750
700,000	Peruvian Government International Bond	5.625	11/18/50	821,800
225,000	Philippine Government International Bond	4.200	01/21/24	231,693
2,219,000	Philippine Government International Bond	3.000	02/01/28	2,102,729
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,000,074
300,000	Philippine Government International Bond	3.700	03/01/41	285,308
3,793,000	Philippine Government International Bond	3.700	02/02/42	3,606,536
2,285,000	Poland Government International Bond	6.375	07/15/19	2,329,772
67,000	Poland Government International Bond	5.125	04/21/21	69,853
390,000	Poland Government International Bond	5.000	03/23/22	410,340
990,000	Poland Government International Bond	3.000	03/17/23	978,405
1,000,000	Poland Government International Bond	4.000	01/22/24	1,025,659
1,000,000	Poland Government International Bond	3.250	04/06/26	982,532
2,500,000	Province of Alberta Canada	2.200	07/26/22	2,443,890
750,000	Province of Alberta Canada	3.350	11/01/23	763,294
500,000	Province of Alberta Canada	3.300	03/15/28	505,347
200,000	Province of British Columbia Canada	2.650	09/22/21	199,795
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,753,265
500,000	Province of Manitoba Canada	2.050	11/30/20	492,681
1,300,000	Province of Manitoba Canada	3.050	05/14/24	1,306,290
500,000	Province of Manitoba Canada	2.125	06/22/26	467,788
500,000	Province of New Brunswick Canada	3.625	02/24/28	514,052
200,000	Province of Nova Scotia Canada	8.250	07/30/22	234,623
1,000,000	Province of Ontario Canada	2.000	01/30/19	999,570
4,530,000	Province of Ontario Canada	4.400	04/14/20	4,625,618
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		Province of Ontario Canada		2.550%	02/12/21	$498,094
2,000,000		Province of Ontario Canada		2.400	02/08/22	1,972,710
800,000		Province of Ontario Canada		2.450	06/29/22	788,234
500,000		Province of Ontario Canada		3.400	10/17/23	510,093
1,500,000		Province of Ontario Canada		3.200	05/16/24	1,519,104
1,000,000		Province of Ontario Canada		2.500	04/27/26	965,758
1,420,000		Province of Quebec Canada		3.500	07/29/20	1,437,839
3,100,000		Province of Quebec Canada		2.625	02/13/23	3,072,895
200,000		Province of Quebec Canada		7.125	02/09/24	238,032
500,000		Province of Quebec Canada		2.875	10/16/24	499,070
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,387,469
500,000		Province of Quebec Canada		2.750	04/12/27	486,482
201,000		Province of Quebec Canada		7.500	09/15/29	279,072
100,000		Province of Saskatchewan Canada		8.500	07/15/22	117,792
800,000		Republic of Hungary		6.250	01/29/20	822,452
500,000		Svensk Exportkredit AB		1.750	05/18/20	493,692
200,000		Svensk Exportkredit AB		1.875	06/23/20	197,595
2,300,000		Svensk Exportkredit AB		1.750	08/28/20	2,265,108
500,000		Svensk Exportkredit AB		1.750	03/10/21	490,463
500,000		Svensk Exportkredit AB		2.875	05/22/21	502,639
400,000		Svensk Exportkredit AB		3.125	11/08/21	404,528
500,000		Svensk Exportkredit AB		2.375	03/09/22	494,568
1,250,000		Svensk Exportkredit AB		2.875	03/14/23	1,257,546
200,343		Uruguay Government International Bond		4.500	08/14/24	203,817
2,700,000		Uruguay Government International Bond		4.375	10/27/27	2,701,107
500,000		Uruguay Government International Bond		4.125	11/20/45	446,250
1,313,907		Uruguay Government International Bond		5.100	06/18/50	1,289,600
1,125,000		Uruguay Government International Bond		4.975	04/20/55	1,069,886
		TOTAL FOREIGN GOVERNMENT BONDS				386,780,932

MORTGAGE BACKED - 28.0%
24,641	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	4.060	04/01/35	26,022
4,300	i	FHLMC	DGS1 + 2.125%	4.513	10/01/35	4,507
83,952	i	FHLMC	DGS1 + 2.255%	4.177	02/01/36	88,714
18,784	i	FHLMC	LIBOR 12 M + 1.791%	4.381	07/01/36	19,721
35,296	i	FHLMC	LIBOR 6 M + 1.595%	4.095	09/01/36	36,312
58,190	i	FHLMC	LIBOR 6 M + 1.773%	4.285	09/01/36	60,562
51,768	i	FHLMC	DGS1 + 2.240%	4.609	09/01/36	54,348
14,268	i	FHLMC	DGS1 + 2.250%	3.955	01/01/37	15,074
5,436	i	FHLMC	LIBOR 12 M + 1.765%	3.706	02/01/37	5,698
3,353	i	FHLMC	DGS1 + 2.250%	4.115	02/01/37	3,537
156,857	i	FHLMC	LIBOR 12 M + 1.806%	3.961	03/01/37	164,805
108,183	i	FHLMC	DGS1 + 2.250%	3.939	04/01/37	114,253
49,694	i	FHLMC	LIBOR 12 M + 1.702%	4.048	04/01/37	51,637
14,943	i	FHLMC	LIBOR 12 M + 2.116%	4.310	05/01/37	15,874
96,549	i	FHLMC	DGS1 + 2.277%	4.265	06/01/37	101,635
9,249	i	FHLMC	LIBOR 12 M + 1.750%	4.349	06/01/37	9,690
47,317	i	FHLMC	LIBOR 6 M + 1.524%	4.024	08/01/37	48,659
72,741	i	FHLMC	LIBOR 12 M + 0.905%	3.655	09/01/37	73,750
44,922	i	FHLMC	LIBOR 6 M + 1.340%	3.839	09/01/37	45,897
242	i	FHLMC	LIBOR 12 M + 1.795%	4.545	09/01/37	244
9,901	i	FHLMC	LIBOR 12 M + 2.058%	4.123	02/01/38	10,466
54,769	i	FHLMC	LIBOR 12 M + 2.055%	4.355	04/01/38	57,501
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$19,001	i	FHLMC	LIBOR 12 M + 2.004%	4.274%	06/01/38	$19,913
8,721	i	FHLMC	LIBOR 12 M + 1.625%	4.375	07/01/38	9,084
9,295	i	FHLMC	LIBOR 12 M + 1.861%	4.582	06/01/40	9,741
37,395	i	FHLMC	LIBOR 12 M + 1.880%	4.630	07/01/40	38,788
64,032	i	FHLMC	LIBOR 12 M + 1.885%	3.737	01/01/41	66,815
5,949	i	FHLMC	LIBOR 12 M + 1.880%	4.278	05/01/41	6,175
233,945	i	FHLMC	LIBOR 12 M + 1.866%	4.346	08/01/41	244,101
122,554	i	FHLMC	LIBOR 12 M + 1.750%	4.500	09/01/41	127,127
26,046	i	FHLMC	LIBOR 12 M + 1.860%	4.610	10/01/41	27,229
876		Federal Home Loan Mortgage Corp Gold (FGLMC)		4.500	01/01/19	891
494		FGLMC		4.000	05/01/19	506
2,483		FGLMC		4.500	05/01/19	2,528
10,818		FGLMC		4.500	06/01/19	11,013
6,657		FGLMC		4.000	10/01/19	6,815
2,191		FGLMC		5.500	11/01/19	2,198
39,062		FGLMC		4.500	12/01/19	39,765
4,516		FGLMC		4.500	01/01/20	4,597
28		FGLMC		4.500	02/01/20	29
2,104		FGLMC		4.500	02/01/20	2,141
3,642		FGLMC		5.000	05/01/20	3,660
19,825		FGLMC		5.000	05/01/20	19,920
2,499		FGLMC		4.500	07/01/20	2,544
9,475		FGLMC		5.000	07/01/20	9,520
684		FGLMC		7.000	10/01/20	690
2,029		FGLMC		5.000	12/01/20	2,060
66,063		FGLMC		4.000	05/01/21	67,632
33,547		FGLMC		4.500	06/01/21	34,155
56,103		FGLMC		4.500	06/01/21	57,113
26,988		FGLMC		5.000	07/01/21	27,144
5,540		FGLMC		5.500	07/01/21	5,636
781,651		FGLMC		3.000	12/01/21	781,017
4,823		FGLMC		5.000	10/01/22	4,993
3,784		FGLMC		6.000	11/01/22	3,899
38,614		FGLMC		5.000	04/01/23	40,074
2,581		FGLMC		4.500	05/01/23	2,660
36,043		FGLMC		5.000	05/01/23	37,724
9,456		FGLMC		5.000	10/01/23	9,814
5,589		FGLMC		5.500	10/01/23	5,914
8,677		FGLMC		5.000	11/01/23	9,082
17,682		FGLMC		5.000	03/01/24	18,508
3,980		FGLMC		4.500	04/01/24	4,103
1,823		FGLMC		4.500	05/01/24	1,880
13,085		FGLMC		4.500	06/01/24	13,490
117,187		FGLMC		4.000	07/01/24	120,195
49,344		FGLMC		4.000	07/01/24	50,612
17,162		FGLMC		5.500	07/01/24	17,717
103,964		FGLMC		4.000	08/01/24	106,612
17,797		FGLMC		4.500	09/01/24	18,351
8,605		FGLMC		4.500	09/01/24	8,873
4,673		FGLMC		4.500	09/01/24	4,818
5,078		FGLMC		5.500	09/01/24	5,373
146,981		FGLMC		4.000	10/01/24	150,762
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,410	FGLMC	4.500%	10/01/24	$4,547
18,796	FGLMC	4.500	10/01/24	19,461
3,739	FGLMC	4.500	11/01/24	3,855
14,142	FGLMC	4.500	12/01/24	14,582
8,051	FGLMC	4.500	02/01/25	8,303
202,961	FGLMC	4.000	03/01/25	208,174
5,620	FGLMC	4.500	06/01/25	5,795
9,971	FGLMC	4.500	07/01/25	10,282
223,639	FGLMC	3.500	10/01/25	226,417
115,684	FGLMC	4.000	10/01/25	118,661
400,511	FGLMC	3.500	11/01/25	405,467
251,095	FGLMC	3.500	11/01/25	254,206
114,037	FGLMC	3.500	12/01/25	115,448
64,007	FGLMC	3.000	01/01/26	64,214
832,685	FGLMC	3.500	01/01/26	842,996
70,209	FGLMC	4.000	04/01/26	72,034
144,101	FGLMC	4.000	05/01/26	147,845
30,140	FGLMC	5.500	07/01/26	31,891
444,444	FGLMC	4.000	08/01/26	455,974
3,698	FGLMC	6.000	08/01/26	3,976
148,518	FGLMC	3.000	09/01/26	149,027
399,989	FGLMC	3.000	10/01/26	401,409
523,463	FGLMC	3.500	10/01/26	529,968
15,363	FGLMC	5.000	10/01/26	16,080
4,253	FGLMC	5.500	10/01/26	4,500
2,287,439	FGLMC	3.000	02/01/27	2,295,803
1,407,292	FGLMC	2.500	05/01/27	1,390,777
1,477,176	FGLMC	2.500	11/01/27	1,459,822
59,495	FGLMC	6.000	12/01/27	63,982
1,193,336	FGLMC	2.500	01/01/28	1,179,325
3,070,340	FGLMC	2.500	03/01/28	3,034,259
71,857	FGLMC	5.000	03/01/28	75,210
1,666,491	FGLMC	2.500	05/01/28	1,646,912
7,646	FGLMC	5.500	05/01/28	8,090
4,700,889	FGLMC	2.500	07/01/28	4,645,659
4,240,932	FGLMC	2.500	07/01/28	4,191,089
1,103,755	FGLMC	3.000	10/01/28	1,105,554
54,661	FGLMC	5.500	01/01/29	57,838
2,436	FGLMC	6.500	01/01/29	2,645
10,085	FGLMC	4.000	02/01/29	10,280
2,239,569	FGLMC	3.500	03/01/29	2,271,553
577	FGLMC	6.500	03/01/29	636
4,278,085	FGLMC	3.000	07/01/29	4,282,106
11,139	FGLMC	6.500	07/01/29	12,093
15,976	FGLMC	5.000	12/01/29	16,734
11,589,325	FGLMC	2.500	05/01/30	11,340,070
27,345	FGLMC	4.000	08/01/30	28,049
186,618	FGLMC	4.500	01/01/31	195,082
423	FGLMC	8.000	01/01/31	448
190,927	FGLMC	4.000	03/01/31	195,844
23,527	FGLMC	4.000	05/01/31	24,162
171,822	FGLMC	4.500	05/01/31	179,619
83,935	FGLMC	4.000	06/01/31	86,201
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$227,541	FGLMC	4.000%	08/01/31	$233,682
226,124	FGLMC	4.000	09/01/31	232,230
3,414	FGLMC	6.500	09/01/31	3,898
9,593	FGLMC	8.000	09/01/31	10,527
117,158	FGLMC	3.500	11/01/31	119,321
15,997,119	FGLMC	2.500	12/01/31	15,610,612
42,139	FGLMC	7.000	12/01/31	45,121
14,507	FGLMC	6.500	01/01/32	16,403
35,641	FGLMC	6.000	02/01/32	38,912
1,876,289	FGLMC	3.000	03/01/32	1,866,529
15,571	FGLMC	7.000	04/01/32	17,677
13,603	FGLMC	6.500	05/01/32	14,980
1,261,533	FGLMC	3.500	09/01/32	1,284,828
9,739	FGLMC	5.500	11/01/32	10,518
22,167,466	FGLMC	3.000	01/01/33	22,088,248
12,913	FGLMC	6.000	02/01/33	14,098
49,652	FGLMC	5.000	03/01/33	52,684
16,896	FGLMC	6.000	03/01/33	18,170
5,558	FGLMC	6.000	03/01/33	5,977
20,362	FGLMC	6.000	03/01/33	21,898
33,731	FGLMC	5.000	04/01/33	35,715
5,720	FGLMC	6.000	04/01/33	6,245
342,827	FGLMC	5.000	06/01/33	362,511
110,200	FGLMC	5.500	06/01/33	119,115
2,361,015	FGLMC	3.500	07/01/33	2,404,620
45,866	FGLMC	4.500	07/01/33	47,834
4,021	FGLMC	5.000	08/01/33	4,267
15,457	FGLMC	6.500	08/01/33	17,296
148,135	FGLMC	5.000	09/01/33	158,260
64,765	FGLMC	5.500	09/01/33	69,995
87,501	FGLMC	5.500	09/01/33	94,589
20,252	FGLMC	5.500	09/01/33	21,695
64,617	FGLMC	5.500	09/01/33	69,383
34,309	FGLMC	4.000	10/01/33	35,109
7,255	FGLMC	5.000	10/01/33	7,698
111,348	FGLMC	5.500	10/01/33	120,640
80,116	FGLMC	5.500	12/01/33	86,571
26,346	FGLMC	5.500	12/01/33	28,472
309,913	FGLMC	7.000	12/01/33	353,291
246,747	FGLMC	5.000	01/01/34	261,921
5,592	FGLMC	5.500	02/01/34	6,044
31,949	FGLMC	5.000	03/01/34	33,896
33,834	FGLMC	5.500	03/01/34	36,568
92,763	FGLMC	5.000	05/01/34	98,449
35,336	FGLMC	4.500	06/01/34	36,752
69,884	FGLMC	5.000	06/01/34	74,150
21,145	FGLMC	5.500	06/01/34	22,529
15,749	FGLMC	6.000	06/01/34	17,196
52,087	FGLMC	6.000	09/01/34	56,870
4,874,801	FGLMC	3.500	10/01/34	4,964,859
7,676	FGLMC	5.000	11/01/34	8,144
267,982	FGLMC	5.500	11/01/34	289,008
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$271,994	FGLMC	5.000%	12/01/34	$288,573
47,583	FGLMC	5.500	12/01/34	51,443
15,868	FGLMC	5.500	12/01/34	16,802
4,205	FGLMC	5.500	01/01/35	4,546
2,140	FGLMC	5.500	01/01/35	2,314
25,219	FGLMC	5.500	01/01/35	27,246
104,186	FGLMC	4.500	04/01/35	108,360
14,390	FGLMC	6.000	05/01/35	15,701
86,292	FGLMC	6.000	05/01/35	92,804
97,412	FGLMC	7.000	05/01/35	110,440
21,091	FGLMC	5.500	06/01/35	22,803
13,846	FGLMC	5.500	06/01/35	14,970
6,376	FGLMC	5.000	07/01/35	6,764
388,101	FGLMC	5.000	07/01/35	411,971
35,243	FGLMC	6.000	07/01/35	37,901
512,591	FGLMC	5.000	08/01/35	544,065
15,152	FGLMC	5.500	08/01/35	16,033
88,008	FGLMC	6.000	08/01/35	94,645
7,277	FGLMC	4.500	09/01/35	7,568
82,430	FGLMC	5.000	10/01/35	87,473
45,034	FGLMC	5.000	10/01/35	47,594
20,511	FGLMC	5.000	10/01/35	21,722
262,464	FGLMC	5.500	10/01/35	277,935
64,743	FGLMC	5.000	12/01/35	68,662
8,344	FGLMC	5.000	12/01/35	8,858
31,083	FGLMC	6.000	01/01/36	33,914
16,650	FGLMC	5.000	02/01/36	17,675
6,493	FGLMC	5.000	02/01/36	6,889
8,301	FGLMC	6.000	02/01/36	9,060
90,301	FGLMC	5.500	04/01/36	97,531
16,766	FGLMC	5.500	05/01/36	18,107
298,870	FGLMC	6.000	06/01/36	325,537
73,036	FGLMC	5.000	07/01/36	77,530
105,732	FGLMC	6.000	07/01/36	115,379
14,670	FGLMC	6.000	08/01/36	15,999
7,025	FGLMC	6.000	09/01/36	7,555
299,913	FGLMC	5.500	10/01/36	323,960
171,759	FGLMC	5.500	10/01/36	184,657
43,430	FGLMC	6.500	10/01/36	48,229
13,046	FGLMC	5.500	11/01/36	14,092
30,794	FGLMC	6.000	11/01/36	33,574
184,072	FGLMC	6.000	12/01/36	200,996
254,170	FGLMC	5.500	03/01/37	274,619
107,445	FGLMC	6.000	03/01/37	117,214
12,333	FGLMC	6.500	03/01/37	13,481
95,312	FGLMC	5.500	04/01/37	103,011
11,571	FGLMC	5.000	05/01/37	12,244
12,313	FGLMC	5.000	06/01/37	13,053
44,096	FGLMC	5.500	06/01/37	47,652
17,727,913	FGLMC	3.000	07/01/37	17,536,714
162,274	FGLMC	6.000	07/01/37	177,168
70,576	FGLMC	6.000	08/01/37	77,124
30,067	FGLMC	6.000	09/01/37	32,840
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$242,063	FGLMC	5.500%	10/01/37	$258,036
8,928	FGLMC	6.000	11/01/37	9,681
77,290	FGLMC	6.500	11/01/37	84,600
33,924	FGLMC	6.000	01/01/38	37,021
14,834	FGLMC	6.000	02/01/38	16,184
112,448	FGLMC	6.000	02/01/38	122,689
173,453	FGLMC	5.000	03/01/38	183,555
474,883	FGLMC	5.000	03/01/38	503,583
19,240	FGLMC	5.000	04/01/38	20,466
196,052	FGLMC	5.000	04/01/38	208,175
233,680	FGLMC	5.500	04/01/38	252,508
49,580	FGLMC	5.500	05/01/38	53,147
5,699	FGLMC	5.500	06/01/38	6,113
11,162	FGLMC	6.000	07/01/38	12,048
26,948	FGLMC	5.500	08/01/38	29,117
187,659	FGLMC	5.500	08/01/38	202,816
24,064	FGLMC	5.000	09/01/38	25,463
316,128	FGLMC	5.500	09/01/38	338,239
99,843	FGLMC	5.500	09/01/38	107,112
6,243	FGLMC	5.500	10/01/38	6,690
118,976	FGLMC	6.000	11/01/38	129,326
824,598	FGLMC	5.500	01/01/39	885,978
706,752	FGLMC	4.500	02/01/39	736,756
338,690	FGLMC	5.000	02/01/39	358,273
22,775	FGLMC	5.500	02/01/39	24,321
2,577	FGLMC	4.500	03/01/39	2,686
141,532	FGLMC	5.000	03/01/39	150,310
17,118	FGLMC	6.000	03/01/39	18,659
24,174	FGLMC	4.500	04/01/39	25,228
974,200	FGLMC	4.500	04/01/39	1,021,605
248,894	FGLMC	4.000	05/01/39	254,929
6,810	FGLMC	4.500	05/01/39	7,120
148,024	FGLMC	4.500	05/01/39	154,922
3,044,669	FGLMC	4.500	05/01/39	3,173,349
350,094	FGLMC	4.500	05/01/39	364,174
131,936	FGLMC	5.000	05/01/39	139,982
300,800	FGLMC	4.000	06/01/39	308,778
1,512,872	FGLMC	4.500	06/01/39	1,579,835
50,730	FGLMC	4.500	06/01/39	53,012
20,269	FGLMC	5.000	06/01/39	21,541
8,614	FGLMC	5.500	06/01/39	9,200
497,288	FGLMC	4.000	07/01/39	510,104
204,219	FGLMC	4.500	07/01/39	213,564
38,686	FGLMC	4.500	07/01/39	40,482
17,493	FGLMC	4.500	07/01/39	18,280
123,155	FGLMC	5.000	07/01/39	130,366
176,374	FGLMC	5.500	07/01/39	190,107
18,040	FGLMC	4.500	08/01/39	18,892
40,426	FGLMC	5.000	08/01/39	42,800
162,789	FGLMC	4.000	09/01/39	166,713
899,108	FGLMC	5.000	09/01/39	951,382
372,862	FGLMC	5.000	09/01/39	396,188
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,664	FGLMC	5.500%	09/01/39	$4,984
348,684	FGLMC	6.500	09/01/39	389,511
77,278	FGLMC	4.500	10/01/39	80,929
57,784	FGLMC	4.500	10/01/39	60,306
138,061	FGLMC	4.500	10/01/39	144,487
32,988	FGLMC	5.000	10/01/39	34,919
27,125	FGLMC	4.000	11/01/39	27,887
91,597	FGLMC	4.500	11/01/39	95,858
34,094	FGLMC	5.000	11/01/39	36,091
10,602	FGLMC	5.000	11/01/39	11,099
92,509	FGLMC	4.500	12/01/39	96,886
184,532	FGLMC	4.500	12/01/39	193,257
81,970	FGLMC	4.500	12/01/39	85,846
310,212	FGLMC	4.500	12/01/39	324,908
131,989	FGLMC	5.500	12/01/39	141,429
184,636	FGLMC	4.500	01/01/40	193,382
16,962	FGLMC	5.000	01/01/40	18,025
24,121	FGLMC	5.500	01/01/40	25,673
54,575	FGLMC	5.500	03/01/40	58,541
933,539	FGLMC	4.000	04/01/40	960,529
38,143	FGLMC	4.500	04/01/40	39,946
138,076	FGLMC	4.500	04/01/40	144,617
99,583	FGLMC	5.000	04/01/40	105,429
212,042	FGLMC	5.000	04/01/40	224,501
696,475	FGLMC	6.000	04/01/40	760,390
2,327,458	FGLMC	4.500	05/01/40	2,437,636
1,215,708	FGLMC	5.000	05/01/40	1,296,336
5,813	FGLMC	4.500	06/01/40	6,088
512,949	FGLMC	5.500	06/01/40	549,424
1,098,238	FGLMC	4.500	07/01/40	1,150,258
20,737	FGLMC	4.500	08/01/40	21,720
219,296	FGLMC	5.000	08/01/40	232,182
517,838	FGLMC	5.000	08/01/40	548,268
55,233	FGLMC	5.000	08/01/40	58,426
2,830,084	FGLMC	5.500	08/01/40	3,029,899
313,899	FGLMC	4.000	09/01/40	322,975
3,617,302	FGLMC	4.000	11/01/40	3,721,894
2,092,894	FGLMC	4.000	12/01/40	2,153,447
459,578	FGLMC	3.500	01/01/41	463,107
624,282	FGLMC	3.500	01/01/41	629,074
355,504	FGLMC	4.000	01/01/41	365,790
382,854	FGLMC	3.500	02/01/41	385,793
1,415,610	FGLMC	4.000	02/01/41	1,456,571
514,418	FGLMC	4.000	02/01/41	529,300
2,128,925	FGLMC	4.000	04/01/41	2,190,527
386,209	FGLMC	4.500	04/01/41	404,504
79,537	FGLMC	5.000	04/01/41	84,214
390,263	FGLMC	4.500	05/01/41	408,751
452,582	FGLMC	4.500	06/01/41	474,023
1,248,570	FGLMC	3.500	10/01/41	1,258,155
874,889	FGLMC	5.000	10/01/41	926,332
1,538,958	FGLMC	3.500	11/01/41	1,550,774
577,545	FGLMC	4.500	12/01/41	604,902
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,372,293	FGLMC	3.500%	01/01/42	$5,413,527
1,579,804	FGLMC	3.500	02/01/42	1,591,930
1,930,134	FGLMC	3.500	04/01/42	1,944,931
3,414,678	FGLMC	4.000	05/01/42	3,513,467
10,298,544	FGLMC	4.500	05/01/42	10,785,627
2,431,512	FGLMC	3.500	07/01/42	2,450,175
674,922	FGLMC	3.000	08/01/42	663,998
4,051,989	FGLMC	3.000	10/01/42	3,985,037
2,651,159	FGLMC	3.000	10/01/42	2,607,971
1,109,493	FGLMC	3.500	12/01/42	1,118,011
3,626,947	FGLMC	2.500	01/01/43	3,432,453
7,705,961	FGLMC	3.000	01/01/43	7,575,948
11,579,094	FGLMC	3.000	04/01/43	11,379,690
3,748,340	FGLMC	3.500	05/01/43	3,776,533
4,591,515	FGLMC	3.000	08/01/43	4,511,729
3,025,768	FGLMC	3.000	08/01/43	2,973,111
3,959,692	FGLMC	3.500	08/01/43	3,989,270
1,634,401	FGLMC	4.500	10/01/43	1,697,071
2,349,200	FGLMC	4.000	11/01/43	2,404,727
4,369,699	FGLMC	3.500	02/01/44	4,401,430
3,495,503	FGLMC	4.000	02/01/44	3,575,014
21,639,543	FGLMC	4.000	02/01/44	22,219,435
1,638,322	FGLMC	4.000	04/01/44	1,674,556
1,992,608	FGLMC	4.500	05/01/44	2,066,006
3,763,743	FGLMC	4.000	06/01/44	3,847,032
5,705,901	FGLMC	4.000	08/01/44	5,832,172
4,585,071	FGLMC	3.500	09/01/44	4,610,916
5,561,363	FGLMC	3.500	11/01/44	5,587,977
8,007,113	FGLMC	3.500	12/01/44	8,045,368
5,055,268	FGLMC	3.500	01/01/45	5,076,600
9,330,180	FGLMC	3.000	02/01/45	9,142,499
12,630,967	FGLMC	3.500	03/01/45	12,684,261
6,665,510	FGLMC	4.000	03/01/45	6,812,312
4,419,571	FGLMC	3.000	04/01/45	4,326,846
9,301,002	FGLMC	3.500	04/01/45	9,334,967
19,332,804	FGLMC	3.500	07/01/45	19,403,404
12,904,194	FGLMC	4.500	07/01/45	13,435,429
37,871,148	FGLMC	3.000	08/01/45	37,245,390
8,173,568	FGLMC	4.000	11/01/45	8,345,168
16,221,337	FGLMC	3.500	12/01/45	16,280,582
13,056,428	FGLMC	3.500	03/01/46	13,102,758
6,029,509	FGLMC	4.000	03/01/46	6,155,498
26,681,294	FGLMC	3.000	04/01/46	26,041,848
12,116,291	FGLMC	3.500	05/01/46	12,154,283
14,400,359	FGLMC	4.000	09/01/46	14,701,268
12,643,027	FGLMC	3.000	11/01/46	12,336,092
12,783,833	FGLMC	3.000	11/01/46	12,464,572
8,527,837	FGLMC	3.000	12/01/46	8,323,450
12,962,249	FGLMC	3.500	12/01/46	12,993,526
17,500,602	FGLMC	3.000	02/01/47	17,072,661
8,264,436	FGLMC	3.500	02/01/47	8,281,187
7,566,450	FGLMC	4.000	02/01/47	7,722,813
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$22,170,950	FGLMC	3.500%	07/01/47	$22,179,820
21,947,761	FGLMC	3.500	10/01/47	21,953,990
18,833,699	FGLMC	3.000	12/01/47	18,364,593
18,262,898	FGLMC	4.000	12/01/47	18,649,272
15,176,736	FGLMC	3.500	03/01/48	15,177,818
19,137,871	FGLMC	4.000	05/01/48	19,514,177
29,213,560	FGLMC	3.500	07/01/48	29,213,948
19,790,586	FGLMC	4.000	10/01/48	20,179,568
395	Federal National Mortgage Association (FNMA)	4.500	05/01/19	402
264	FNMA	4.500	06/01/19	269
997	FNMA	4.500	06/01/19	1,015
1	FNMA	5.000	07/01/19	1
15,327	FNMA	5.000	10/01/19	15,581
850	FNMA	4.500	11/01/19	865
1,370	FNMA	4.500	12/01/19	1,395
1,526	FNMA	5.000	04/01/20	1,551
558	FNMA	4.500	06/01/20	568
608	FNMA	4.500	09/01/20	619
2,246	FNMA	4.500	10/01/20	2,294
1,702	FNMA	4.500	11/01/20	1,732
9,826	FNMA	5.000	12/01/20	10,015
30,278	FNMA	5.500	01/01/21	30,383
13	FNMA	5.500	01/01/21	13
940	FNMA	5.000	03/01/21	956
8,268	FNMA	5.500	08/01/21	8,427
2,332	FNMA	6.000	08/01/21	2,373
1,319	FNMA	5.000	10/01/21	1,342
833	FNMA	5.000	11/01/21	847
909	FNMA	5.500	11/01/21	919
5,827	FNMA	5.500	10/01/22	5,945
3,075	FNMA	6.000	10/01/22	3,155
1,934	FNMA	5.000	03/01/23	1,977
3,513	FNMA	4.500	04/01/23	3,576
49,438	FNMA	4.500	06/01/23	50,690
4,560	FNMA	5.000	06/01/23	4,659
6,510	FNMA	5.500	06/01/23	6,892
10,368	FNMA	5.000	07/01/23	10,550
55,151	FNMA	5.000	07/01/23	56,372
5,391	FNMA	5.500	08/01/23	5,562
11,993	FNMA	5.000	11/01/23	12,567
2,086	FNMA	5.500	11/01/23	2,116
108,438	FNMA	5.500	01/01/24	111,056
12,814	FNMA	5.500	02/01/24	13,566
55,308	FNMA	4.000	03/01/24	56,615
4,427	FNMA	4.500	04/01/24	4,556
206,768	FNMA	4.000	05/01/24	211,685
68,058	FNMA	4.000	05/01/24	69,665
5,670	FNMA	4.000	06/01/24	5,804
6,937	FNMA	4.500	07/01/24	7,177
6,553	FNMA	5.500	07/01/24	6,938
159	FNMA	8.000	07/01/24	175
37,258	FNMA	4.500	08/01/24	38,319
37,938	FNMA	4.000	09/01/24	38,839
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$146,220	FNMA	4.000%	09/01/24	$149,680
14,357	FNMA	4.500	09/01/24	14,775
334,582	FNMA	4.500	10/01/24	344,428
17,485	FNMA	5.000	01/01/25	18,322
28,312	FNMA	4.500	02/01/25	29,144
252,718	FNMA	4.500	03/01/25	260,159
3,052	FNMA	4.500	03/01/25	3,106
73,036	FNMA	5.000	03/01/25	76,533
145,105	FNMA	4.500	04/01/25	149,310
67,990	FNMA	4.500	04/01/25	69,983
759,530	FNMA	4.000	05/01/25	777,567
259,590	FNMA	4.000	06/01/25	265,757
186,119	FNMA	4.500	06/01/25	191,574
74,423	FNMA	4.000	08/01/25	76,187
35,708	FNMA	5.500	08/01/25	38,176
378,660	FNMA	3.500	09/01/25	383,357
371,540	FNMA	4.000	09/01/25	380,318
536,183	FNMA	3.500	10/01/25	542,835
430,890	FNMA	3.500	10/01/25	436,235
160,497	FNMA	5.000	10/01/25	168,183
302,336	FNMA	4.000	11/01/25	309,530
490,969	FNMA	3.500	12/01/25	497,059
352,709	FNMA	3.500	02/01/26	357,085
2,114,764	FNMA	3.500	02/01/26	2,140,997
105,810	FNMA	4.000	03/01/26	108,393
285,675	FNMA	4.000	06/01/26	292,656
294,939	FNMA	3.500	08/01/26	298,598
224,757	FNMA	3.500	09/01/26	227,546
119,595	FNMA	4.000	09/01/26	122,510
352,894	FNMA	3.500	10/01/26	357,271
7,268	FNMA	6.000	10/01/26	7,801
520,797	FNMA	3.000	11/01/26	522,587
449,617	FNMA	3.000	12/01/26	451,163
1,211,931	FNMA	3.000	01/01/27	1,216,099
1,531,176	FNMA	4.000	01/01/27	1,567,549
868,699	FNMA	3.500	02/01/27	879,475
1,440,326	FNMA	3.000	04/01/27	1,445,283
922,938	FNMA	3.000	04/01/27	926,114
542,912	FNMA	3.500	05/01/27	550,723
559,865	FNMA	2.500	06/01/27	552,387
1,581,562	FNMA	3.000	06/01/27	1,587,034
683,313	FNMA	2.500	07/01/27	674,192
1,451,997	FNMA	2.500	09/01/27	1,432,623
15,357	FNMA	5.500	09/01/27	16,259
2,464,053	FNMA	2.500	10/01/27	2,431,159
1,517,117	FNMA	3.000	11/01/27	1,522,345
2,720	FNMA	5.500	01/01/28	2,880
5,793,601	FNMA	2.500	02/01/28	5,716,256
4,584,160	FNMA	2.500	02/01/28	4,522,933
2,449	FNMA	5.000	02/01/28	2,567
3,331,050	FNMA	2.500	04/01/28	3,286,545
4,886,557	FNMA	2.500	04/01/28	4,821,270
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,260	FNMA	5.500%	06/01/28	$12,981
1,307,947	FNMA	2.500	07/01/28	1,290,472
2,675,697	FNMA	2.500	08/01/28	2,639,957
3,773,637	FNMA	3.000	10/01/28	3,777,377
2,107	FNMA	5.500	11/01/28	2,231
11	FNMA	7.500	01/01/29	12
4,349,166	FNMA	3.000	03/01/29	4,353,498
19,926	FNMA	4.000	03/01/29	20,319
15,152,656	FNMA	3.000	04/01/29	15,167,702
62,809	FNMA	4.500	04/01/29	65,248
51,436	FNMA	4.000	05/01/29	52,452
24,917	FNMA	4.500	06/01/29	25,885
8,619	FNMA	4.000	07/01/29	8,789
162,210	FNMA	4.500	08/01/29	168,517
19,510,916	FNMA	3.500	09/01/29	19,785,584
31,440	FNMA	4.500	09/01/29	32,662
29,385	FNMA	4.500	11/01/29	30,562
8,829	FNMA	4.500	01/01/30	9,174
2,689,285	FNMA	2.500	02/01/30	2,633,383
22,964	FNMA	4.000	03/01/30	23,419
9,277	FNMA	4.500	05/01/30	9,703
13,432	FNMA	4.500	06/01/30	14,048
5,880,004	FNMA	3.000	07/01/30	5,885,860
125,083	FNMA	4.500	08/01/30	130,826
26,197	FNMA	4.000	09/01/30	26,910
173,599	FNMA	4.000	10/01/30	178,329
1,536,063	FNMA	4.000	11/01/30	1,577,914
265,428	FNMA	4.000	11/01/30	272,648
58,004	FNMA	4.500	12/01/30	60,668
5,913,255	FNMA	3.000	02/01/31	5,904,579
84,470	FNMA	3.500	02/01/31	85,023
92,203	FNMA	4.000	02/01/31	94,716
788	FNMA	7.500	03/01/31	901
6,526,855	FNMA	2.500	04/01/31	6,376,929
251,370	FNMA	3.500	04/01/31	253,015
28,205	FNMA	4.000	04/01/31	28,973
5,751,941	FNMA	3.000	05/01/31	5,743,501
2,906	FNMA	6.000	05/01/31	3,165
7,081,629	FNMA	2.500	06/01/31	6,918,959
1,010,963	FNMA	4.500	07/01/31	1,057,406
144,327	FNMA	4.500	07/01/31	150,957
836,351	FNMA	4.000	08/01/31	859,152
9,033,259	FNMA	2.500	09/01/31	8,825,760
4,812,889	FNMA	3.000	09/01/31	4,805,827
60,766	FNMA	4.000	09/01/31	62,422
335	FNMA	6.500	09/01/31	360
26,457	FNMA	6.000	11/01/31	28,866
3,359	FNMA	6.500	11/01/31	3,784
9,312,946	FNMA	2.500	12/01/31	9,099,022
1,615,019	FNMA	3.500	01/01/32	1,645,543
9,628	FNMA	6.000	01/01/32	10,504
2,215	FNMA	6.000	01/01/32	2,378
682,949	FNMA	3.500	02/01/32	695,853
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$9,407	FNMA	6.000%	02/01/32	$10,263
7,744,424	FNMA	3.000	03/01/32	7,733,069
27,430	FNMA	6.500	04/01/32	31,016
28,317,910	FNMA	3.000	06/01/32	28,276,389
52,503	FNMA	6.500	07/01/32	58,878
8,276	FNMA	6.500	08/01/32	9,210
732,542	FNMA	3.000	09/01/32	729,550
23,123	FNMA	7.500	09/01/32	25,646
2,170,228	FNMA	3.000	10/01/32	2,161,365
43,399	FNMA	5.500	10/01/32	46,433
37,467	FNMA	6.000	10/01/32	40,239
14,701	FNMA	6.000	11/01/32	16,032
18,107,909	FNMA	3.000	12/01/32	18,077,919
17,558	FNMA	5.500	12/01/32	18,898
913	FNMA	5.500	12/01/32	967
23,746	FNMA	6.000	12/01/32	25,871
128,307	FNMA	5.500	01/01/33	136,623
263,760	FNMA	6.000	01/01/33	287,359
138,588	FNMA	5.000	02/01/33	147,206
8,863	FNMA	5.000	02/01/33	9,349
1,492,622	FNMA	3.000	04/01/33	1,486,525
1,852,607	FNMA	3.500	04/01/33	1,887,628
6,400	FNMA	6.000	04/01/33	6,982
18,400,090	FNMA	3.500	05/01/33	18,628,344
846,754	FNMA	5.500	05/01/33	909,505
49,442	FNMA	5.000	06/01/33	52,512
112,305	FNMA	5.500	06/01/33	120,888
18,821	FNMA	4.500	07/01/33	19,582
49,817	FNMA	5.000	07/01/33	52,894
100,492	FNMA	4.500	08/01/33	104,573
4,275	FNMA	4.500	08/01/33	4,428
16,736	FNMA	5.000	08/01/33	17,621
54,818	FNMA	5.500	09/01/33	58,039
191,656	FNMA	5.500	09/01/33	205,014
8,307	FNMA	6.000	09/01/33	8,917
138,147	FNMA	4.500	10/01/33	143,874
22,719	FNMA	5.000	10/01/33	24,129
12,246	FNMA	5.000	10/01/33	12,878
192,199	FNMA	5.500	10/01/33	205,724
592,484	FNMA	5.500	10/01/33	641,055
9,342	FNMA	4.500	11/01/33	9,723
26,497	FNMA	5.000	11/01/33	28,145
1,808,712	FNMA	5.000	11/01/33	1,927,079
209,859	FNMA	5.000	12/01/33	222,900
259,947	FNMA	5.500	12/01/33	280,427
2,746,380	FNMA	3.000	01/01/34	2,735,161
81,709	FNMA	5.000	02/01/34	86,789
334,953	FNMA	6.000	02/01/34	365,333
20,209	FNMA	5.000	03/01/34	21,504
8,437	FNMA	5.000	03/01/34	8,961
481,103	FNMA	5.000	03/01/34	510,995
11,130	FNMA	5.000	03/01/34	11,821
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$23,863		FNMA		5.000%	03/01/34	$25,423
6,908		FNMA		5.000	03/01/34	7,338
67,743		FNMA		5.000	04/01/34	71,954
73,279		FNMA		5.500	04/01/34	78,971
45,512		FNMA		4.500	05/01/34	47,346
20,776		FNMA		4.500	05/01/34	21,637
16,467		FNMA		5.500	07/01/34	17,744
26,592		FNMA		5.500	07/01/34	28,661
25,631		FNMA		7.000	07/01/34	29,146
198,480		FNMA		5.000	08/01/34	210,804
22,401		FNMA		5.000	08/01/34	23,794
111,420		FNMA		6.000	08/01/34	121,543
19,758		FNMA		6.000	08/01/34	21,552
12,152		FNMA		4.500	09/01/34	12,662
402,348		FNMA		5.500	09/01/34	433,187
3,835		FNMA		5.500	11/01/34	4,133
9,931		FNMA		6.000	11/01/34	10,661
6,220		FNMA		5.000	12/01/34	6,607
3,782		FNMA		5.500	12/01/34	4,076
12,512		FNMA		6.000	12/01/34	13,477
576,827		FNMA		4.500	01/01/35	600,887
39,482		FNMA		5.500	01/01/35	42,198
1,226,078		FNMA		5.500	02/01/35	1,321,148
51,942		FNMA		5.500	02/01/35	55,971
282,569		FNMA		5.500	04/01/35	301,167
49,622		FNMA		6.000	04/01/35	54,141
46,818		FNMA		6.000	04/01/35	51,071
80,044		FNMA		6.000	05/01/35	87,203
20,632		FNMA		5.000	06/01/35	21,912
1,915	i	FNMA	LIBOR 12 M + 1.570%	4.295	07/01/35	1,992
61,313		FNMA		5.000	07/01/35	65,215
6,618,843		FNMA		3.000	08/01/35	6,591,796
125,664		FNMA		4.500	08/01/35	130,914
129,884		FNMA		5.000	08/01/35	137,321
79,540		FNMA		5.000	08/01/35	84,437
4,977		FNMA		4.500	09/01/35	5,182
6,079		FNMA		4.500	09/01/35	6,331
14,520		FNMA		5.500	09/01/35	15,639
80,367		FNMA		5.000	10/01/35	85,322
155,661		FNMA		5.500	10/01/35	167,463
3,346		FNMA		5.000	11/01/35	3,393
204,290		FNMA		5.500	11/01/35	220,062
1,798		FNMA		4.500	12/01/35	1,863
49,566		FNMA		5.500	12/01/35	52,478
8,697,043		FNMA		3.500	01/01/36	8,813,243
54,614	i	FNMA	LIBOR 12 M + 1.519%	3.458	02/01/36	56,743
440,870		FNMA		5.000	02/01/36	468,320
23,681		FNMA		6.500	02/01/36	25,416
204,478		FNMA		6.000	03/01/36	222,809
3,322,061		FNMA		3.500	05/01/36	3,366,446
3,828		FNMA		5.000	05/01/36	4,064
387,547		FNMA		6.000	06/01/36	422,922
58,935	i	FNMA	LIBOR 12 M + 1.573%	4.323	07/01/36	61,520
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$21,917		FNMA		6.000%	07/01/36	$23,891
97,484		FNMA		6.500	07/01/36	109,263
216,242		FNMA		5.500	08/01/36	231,921
182,333		FNMA		6.500	08/01/36	205,147
3,967,635		FNMA		3.000	09/01/36	3,929,322
14,771		FNMA		5.500	09/01/36	15,919
5,699		FNMA		6.500	09/01/36	6,384
17,615		FNMA		6.500	09/01/36	19,793
26,222		FNMA		6.000	10/01/36	28,608
8,114,697		FNMA		3.000	11/01/36	8,036,334
12,444		FNMA		6.500	11/01/36	14,161
4,246	i	FNMA	LIBOR 12 M + 1.725%	4.394	12/01/36	4,452
74,678		FNMA		6.000	12/01/36	81,473
11,293	i	FNMA	LIBOR 12 M + 1.807%	3.955	01/01/37	11,849
33,565		FNMA		5.500	01/01/37	36,161
2,166	i	FNMA	LIBOR 6 M + 1.543%	4.022	02/01/37	2,236
238,608		FNMA		5.500	02/01/37	257,039
12,387		FNMA		6.000	02/01/37	13,497
13,478		FNMA		7.000	02/01/37	14,461
4,768	i	FNMA	LIBOR 12 M + 1.795%	3.810	03/01/37	5,010
1,660		FNMA		5.000	03/01/37	1,755
81,057		FNMA		6.500	03/01/37	91,843
47,574		FNMA		6.500	03/01/37	53,435
72,334		FNMA		7.000	04/01/37	83,593
64,507		FNMA		5.000	05/01/37	67,986
3,424		FNMA		7.000	05/01/37	3,627
20,041	i	FNMA	LIBOR 12 M + 1.782%	4.107	06/01/37	21,013
20,178		FNMA		5.500	06/01/37	21,669
22,822		FNMA		5.500	08/01/37	24,590
10,298		FNMA		6.000	08/01/37	11,221
26,694		FNMA		6.500	08/01/37	28,650
8,274		FNMA		6.500	08/01/37	8,901
15,739		FNMA		5.500	09/01/37	16,663
38,472		FNMA		6.000	09/01/37	42,245
73,225		FNMA		6.000	09/01/37	80,503
37,016		FNMA		6.000	09/01/37	40,330
108,218		FNMA		6.000	09/01/37	117,554
138,724		FNMA		6.000	09/01/37	149,649
13,592		FNMA		6.500	09/01/37	14,587
4,437		FNMA		6.500	09/01/37	4,762
47,141	i	FNMA	DGS1 + 2.275%	4.575	10/01/37	49,249
13,408		FNMA		6.500	10/01/37	15,101
168,508		FNMA		5.500	11/01/37	180,983
295,436		FNMA		6.000	11/01/37	322,433
15,316		FNMA		7.000	11/01/37	16,777
9,313,678		FNMA		3.000	12/01/37	9,223,679
9,071,962		FNMA		4.000	01/01/38	9,328,139
1,443		FNMA		6.500	01/01/38	1,556
84,859		FNMA		5.500	02/01/38	90,626
27,827		FNMA		6.500	02/01/38	29,866
15,677		FNMA		7.000	02/01/38	18,411
31,835	i	FNMA	LIBOR 12 M + 1.770%	3.878	03/01/38	33,419
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$8,464		FNMA		5.000%	03/01/38	$8,922
4,593		FNMA		5.000	03/01/38	4,841
15,655		FNMA		5.500	03/01/38	16,707
5,847		FNMA		6.000	03/01/38	6,449
5,664		FNMA		6.500	03/01/38	6,334
140,438		FNMA		6.500	03/01/38	155,202
5,307		FNMA		6.500	03/01/38	5,696
15,866		FNMA		5.000	04/01/38	16,626
232,929		FNMA		5.500	04/01/38	249,559
260,599		FNMA		6.000	04/01/38	284,050
17,936		FNMA		4.500	05/01/38	18,657
944,876		FNMA		5.000	05/01/38	1,003,777
248,808		FNMA		5.000	05/01/38	262,717
688,433		FNMA		6.000	06/01/38	751,333
1,000,921		FNMA		6.500	06/01/38	1,132,928
215,645		FNMA		6.000	07/01/38	235,347
3,845	i	FNMA	LIBOR 12 M + 1.603%	4.353	08/01/38	3,993
2,764	i	FNMA	LIBOR 12 M + 1.750%	4.625	08/01/38	2,904
672,058		FNMA		6.000	09/01/38	733,464
18,689	i	FNMA	LIBOR 12 M + 1.356%	4.106	10/01/38	19,253
1,465		FNMA		6.000	10/01/38	1,572
10,656		FNMA		5.500	11/01/38	11,300
3,356		FNMA		5.000	12/01/38	3,546
593,869		FNMA		5.500	12/01/38	638,835
93,044		FNMA		4.500	01/01/39	97,444
95,580		FNMA		5.000	01/01/39	101,085
2,485,448		FNMA		5.000	01/01/39	2,633,336
87,839		FNMA		5.500	01/01/39	93,655
367,593		FNMA		5.500	01/01/39	395,418
18,914		FNMA		6.000	01/01/39	20,587
1,740		FNMA		6.000	01/01/39	1,867
152,027		FNMA		4.500	02/01/39	159,229
448,687		FNMA		4.500	02/01/39	470,032
205,667		FNMA		4.500	02/01/39	215,410
6,495		FNMA		5.500	02/01/39	6,924
455,877		FNMA		4.000	04/01/39	468,855
18,195		FNMA		5.500	04/01/39	19,449
783,574		FNMA		4.500	05/01/39	820,920
143,728		FNMA		4.500	05/01/39	150,578
408,812		FNMA		4.500	06/01/39	428,276
147,859		FNMA		4.500	06/01/39	154,910
295,159		FNMA		5.500	06/01/39	317,822
86,475		FNMA		4.500	07/01/39	90,603
103,940		FNMA		4.500	07/01/39	108,898
9,951	i	FNMA	LIBOR 12 M + 1.835%	4.585	07/01/39	10,455
10,544		FNMA		5.000	07/01/39	11,187
1,584,154		FNMA		4.000	08/01/39	1,629,187
246,565		FNMA		4.000	08/01/39	253,573
78,078	i	FNMA	LIBOR 12 M + 1.650%	4.400	08/01/39	81,222
16,769	i	FNMA	LIBOR 12 M + 1.690%	4.440	08/01/39	17,506
22,106		FNMA		4.500	08/01/39	23,189
991,167		FNMA		4.500	08/01/39	1,038,407
322,274		FNMA		4.500	08/01/39	337,628
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,434,733		FNMA		5.000%	08/01/39	$1,522,920
13,462		FNMA		5.000	08/01/39	14,290
613,829		FNMA		4.000	09/01/39	631,292
36,840		FNMA		5.000	09/01/39	39,104
228,120		FNMA		5.500	09/01/39	245,965
121,438		FNMA		6.000	09/01/39	132,533
483,318		FNMA		6.500	10/01/39	544,280
25,312		FNMA		5.000	11/01/39	26,936
716,705		FNMA		4.000	12/01/39	737,059
67,446		FNMA		4.500	12/01/39	70,654
154,795		FNMA		4.500	12/01/39	162,216
2,375,297		FNMA		4.500	12/01/39	2,488,384
18,072	i	FNMA	LIBOR 12 M + 1.815%	3.657	01/01/40	18,922
44,637		FNMA		4.500	01/01/40	46,760
50,396		FNMA		5.000	01/01/40	53,514
302,182		FNMA		6.000	02/01/40	329,642
450,801		FNMA		4.500	03/01/40	472,409
235,613		FNMA		4.500	03/01/40	246,906
21,862		FNMA		5.000	03/01/40	23,215
22,525		FNMA		4.500	04/01/40	23,605
800,303		FNMA		5.000	04/01/40	849,819
576,587		FNMA		5.000	04/01/40	612,026
96,950	i	FNMA	LIBOR 12 M + 1.840%	3.978	05/01/40	101,336
154,697	i	FNMA	LIBOR 12 M + 1.794%	4.023	05/01/40	161,959
44,605	i	FNMA	LIBOR 12 M + 1.871%	4.221	05/01/40	46,767
23,149		FNMA		4.500	05/01/40	24,258
55,179		FNMA		4.500	07/01/40	57,817
58,130		FNMA		4.500	07/01/40	60,916
70,136		FNMA		5.000	07/01/40	74,476
459,136		FNMA		4.500	08/01/40	481,144
638,702		FNMA		4.500	08/01/40	669,317
9,851	i	FNMA	LIBOR 12 M + 1.805%	4.555	08/01/40	10,237
470,086		FNMA		5.000	08/01/40	499,173
1,105,186		FNMA		4.500	09/01/40	1,158,162
465,682		FNMA		4.500	09/01/40	488,005
897,908		FNMA		6.000	09/01/40	979,361
181,108		FNMA		3.500	10/01/40	182,577
770,829		FNMA		4.000	10/01/40	792,861
1,849,038		FNMA		4.000	10/01/40	1,901,451
1,003,797		FNMA		4.500	10/01/40	1,051,877
1,513,433		FNMA		3.500	11/01/40	1,525,713
1,576,255		FNMA		4.000	11/01/40	1,621,308
1,414,581		FNMA		4.000	11/01/40	1,455,013
889,209		FNMA		4.000	11/01/40	914,624
153,481		FNMA		4.500	11/01/40	160,809
492,463		FNMA		4.000	12/01/40	506,498
3,622,445		FNMA		4.500	12/01/40	3,796,096
55,345	i	FNMA	LIBOR 12 M + 1.823%	4.698	12/01/40	57,394
55,007		FNMA		3.500	01/01/41	55,453
274,091		FNMA		3.500	02/01/41	276,316
55,667	i	FNMA	LIBOR 12 M + 1.805%	3.733	02/01/41	58,122
1,330,052		FNMA		4.000	02/01/41	1,368,899
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,233,946		FNMA		4.000%	03/01/41	$1,269,179
903,676		FNMA		4.500	04/01/41	946,996
1,242,421		FNMA		4.500	05/01/41	1,301,982
199,225		FNMA		4.500	05/01/41	208,684
633,895		FNMA		4.500	06/01/41	664,284
136,197	i	FNMA	LIBOR 12 M + 1.781%	4.451	07/01/41	141,978
810,812		FNMA		4.500	07/01/41	849,683
2,166,631		FNMA		4.000	09/01/41	2,228,568
1,176,162		FNMA		4.500	09/01/41	1,232,002
382,408		FNMA		5.500	09/01/41	411,863
146,574	i	FNMA	LIBOR 12 M + 1.830%	4.621	10/01/41	152,833
19,288	i	FNMA	LIBOR 12 M + 1.800%	4.662	10/01/41	20,084
756,542		FNMA		3.500	11/01/41	762,677
838,795		FNMA		3.500	11/01/41	845,606
32,187,159		FNMA		3.500	12/01/41	32,448,506
5,031,135		FNMA		3.500	12/01/41	5,071,983
859,477		FNMA		4.000	12/01/41	884,047
452,480	i	FNMA	LIBOR 12 M + 1.750%	4.452	12/01/41	470,275
2,223,358		FNMA		3.500	03/01/42	2,241,404
1,454,310		FNMA		4.000	03/01/42	1,495,872
4,130,667		FNMA		3.500	04/01/42	4,164,198
1,484,240		FNMA		3.500	04/01/42	1,496,234
1,663,607		FNMA		4.500	04/01/42	1,743,348
1,529,373		FNMA		5.000	04/01/42	1,633,803
1,298,754		FNMA		4.000	05/01/42	1,335,865
1,636,422		FNMA		5.000	05/01/42	1,737,754
1,360,396		FNMA		3.000	06/01/42	1,339,974
6,063,842		FNMA		3.500	06/01/42	6,113,066
5,045,454		FNMA		4.000	06/01/42	5,189,668
3,196,573		FNMA		4.000	06/01/42	3,287,940
9,745,689		FNMA		3.500	07/01/42	9,824,797
1,935,109		FNMA		4.500	07/01/42	2,023,388
2,009,272		FNMA		3.500	08/01/42	2,025,534
3,278,266		FNMA		3.000	09/01/42	3,228,927
3,992,052		FNMA		3.500	09/01/42	4,024,420
18,512,631		FNMA		4.500	09/01/42	19,398,877
6,727,700		FNMA		3.000	10/01/42	6,624,908
1,974,737		FNMA		3.500	10/01/42	1,990,768
2,600,053		FNMA		2.500	01/01/43	2,465,266
8,252,684		FNMA		3.000	01/01/43	8,122,719
11,383,198		FNMA		3.000	02/01/43	11,203,935
32,180,087		FNMA		3.000	04/01/43	31,662,051
2,860,723		FNMA		3.000	04/01/43	2,814,340
8,286,596		FNMA		3.000	04/01/43	8,153,204
1,429,508	i	FNMA	LIBOR 12 M + 1.695%	2.145	06/01/43	1,419,489
8,362,892		FNMA		3.000	06/01/43	8,226,532
6,899,191		FNMA		3.000	07/01/43	6,786,877
6,156,322		FNMA		3.500	07/01/43	6,200,052
369,138	i	FNMA	LIBOR 12 M + 1.550%	4.280	07/01/43	379,995
6,052,167		FNMA		3.000	08/01/43	5,953,645
2,812,453		FNMA		4.000	08/01/43	2,892,828
4,822,230		FNMA		3.000	09/01/43	4,743,853
6,141,219		FNMA		3.500	09/01/43	6,182,831
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$4,353,179	FNMA	3.500%	10/01/43	$4,385,422
519,050	FNMA	4.500	10/01/43	540,644
1,652,883	FNMA	4.000	11/01/43	1,694,724
3,964,947	FNMA	4.000	11/01/43	4,067,989
1,154,212	FNMA	4.500	12/01/43	1,202,236
3,434,049	FNMA	4.500	12/01/43	3,577,024
4,391,793	FNMA	4.000	01/01/44	4,496,950
60,269,236	FNMA	4.000	03/01/44	61,978,642
3,262,427	FNMA	4.000	05/01/44	3,334,986
3,507,357	FNMA	4.000	07/01/44	3,585,091
3,834,700	FNMA	4.000	07/01/44	3,919,396
2,285,226	FNMA	3.500	09/01/44	2,294,575
3,253,896	FNMA	4.000	09/01/44	3,325,513
7,727,219	FNMA	3.500	10/01/44	7,758,832
16,659,409	FNMA	5.000	11/01/44	17,686,747
3,683,968	FNMA	4.000	12/01/44	3,762,872
5,700,046	FNMA	3.000	01/01/45	5,608,000
17,646,396	FNMA	3.000	01/01/45	17,358,286
35,969,407	FNMA	3.500	01/01/45	36,165,033
12,455,065	FNMA	3.500	02/01/45	12,506,048
7,616,660	FNMA	3.000	04/01/45	7,474,568
12,640,311	FNMA	3.500	05/01/45	12,690,095
10,511,286	FNMA	3.500	07/01/45	10,552,681
13,373,078	FNMA	4.000	07/01/45	13,655,320
18,345,551	FNMA	3.000	11/01/45	17,969,628
9,209,931	FNMA	3.500	11/01/45	9,242,880
23,089,413	FNMA	4.000	11/01/45	23,571,996
8,473,493	FNMA	3.500	12/01/45	8,495,494
11,193,875	FNMA	3.500	12/01/45	11,234,496
7,274,760	FNMA	3.500	01/01/46	7,300,410
6,631,870	FNMA	3.500	02/01/46	6,654,564
10,964,906	FNMA	4.500	05/01/46	11,369,866
7,817,691	FNMA	3.000	06/01/46	7,633,058
14,172,134	FNMA	3.500	07/01/46	14,202,343
12,864,430	FNMA	4.000	08/01/46	13,127,390
12,428,361	FNMA	3.000	09/01/46	12,134,834
12,850,191	FNMA	3.000	10/01/46	12,546,709
25,396,642	FNMA	3.000	11/01/46	24,796,846
7,960,173	FNMA	3.500	12/01/46	7,982,895
37,034,639	FNMA	3.000	01/01/47	36,159,993
10,689,177	FNMA	4.000	02/01/47	10,904,651
13,247,821	FNMA	3.000	03/01/47	12,934,799
12,548,360	FNMA	3.500	03/01/47	12,579,015
3,764,846	FNMA	4.000	03/01/47	3,840,642
17,665,961	FNMA	3.000	04/01/47	17,248,536
16,999,254	FNMA	3.500	04/01/47	17,037,271
8,401,365	FNMA	3.500	05/01/47	8,421,889
16,023,906	FNMA	4.000	07/01/47	16,345,266
19,023,432	FNMA	3.500	08/01/47	19,046,328
18,478,617	FNMA	3.500	11/01/47	18,489,589
9,364,799	FNMA	3.500	01/01/48	9,368,425
36,594,284	FNMA	4.000	01/01/48	37,346,347
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$33,372,881	FNMA	4.500%	07/01/48	$34,588,677
14,797,016	FNMA	4.000	10/01/48	15,096,330
14,847,500	FNMA	4.000	12/01/48	15,143,284
7,338,443	FNMA	3.500	07/01/55	7,360,528
2,936	Government National Mortgage Association (GNMA)	4.500	01/20/24	3,059
22,844	GNMA	4.000	04/15/24	23,371
5,378	GNMA	4.500	07/15/24	5,594
82,704	GNMA	4.000	08/15/24	84,600
20,660	GNMA	4.500	08/15/24	21,599
64,637	GNMA	4.000	09/15/24	66,118
11,966	GNMA	4.500	01/15/25	12,526
99,953	GNMA	4.000	08/15/25	102,263
53,687	GNMA	3.500	03/15/26	54,353
62,690	GNMA	4.000	04/15/26	64,134
55,295	GNMA	4.000	06/20/26	56,775
86,829	GNMA	3.500	11/20/26	88,571
462,069	GNMA	3.000	12/15/26	460,992
1,431,391	GNMA	2.500	04/20/27	1,410,975
940,971	GNMA	2.500	09/20/27	927,549
747	GNMA	6.500	09/15/28	805
381	GNMA	6.500	09/15/28	410
2,094	GNMA	6.500	11/15/28	2,254
825	GNMA	7.500	11/15/28	857
1,400,897	GNMA	3.500	11/20/28	1,429,184
7,364	GNMA	8.500	10/15/30	7,609
3,256	GNMA	8.500	10/20/30	3,755
397	GNMA	8.500	12/15/30	469
481	GNMA	7.000	06/20/31	552
1,478	GNMA	7.000	07/15/31	1,515
1,312	GNMA	7.000	07/15/31	1,354
8,198,144	GNMA	3.000	08/20/32	8,226,652
189,792	GNMA	6.000	10/15/32	206,661
23,840	GNMA	5.500	12/20/32	25,458
50,281	GNMA	5.500	05/15/33	53,412
8,423	GNMA	5.000	07/15/33	8,930
30,493	GNMA	5.500	07/15/33	32,997
7,111	GNMA	5.000	07/20/33	7,549
24,596	GNMA	5.000	08/15/33	25,578
26,851	GNMA	5.000	08/15/33	28,165
123,497	GNMA	5.500	09/15/33	135,850
95,690	GNMA	6.000	11/20/33	103,823
43,255	GNMA	5.500	05/20/34	46,197
62,063	GNMA	6.000	09/20/34	68,124
4,926	GNMA	5.000	10/20/34	5,231
140,536	GNMA	5.500	11/15/34	152,104
61,510	GNMA	6.500	01/15/35	69,704
32,092	GNMA	5.500	02/20/35	34,273
624,961	GNMA	5.000	03/20/35	669,685
192,105	GNMA	5.000	04/15/35	203,630
201,866	GNMA	5.500	05/20/35	215,574
7,553	GNMA	5.000	09/20/35	8,015
3,765	GNMA	5.000	11/15/35	3,916
4,790	GNMA	5.000	11/15/35	5,080
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$54,621		GNMA		5.500%	02/20/36	$58,299
6,054		GNMA		5.500	03/15/36	6,525
17,627		GNMA		5.500	05/20/36	18,799
5,137		GNMA		6.500	06/15/36	5,834
161,794		GNMA		5.500	06/20/36	172,516
9,992		GNMA		5.000	09/15/36	10,594
5,685		GNMA		6.000	09/15/36	6,174
15,575		GNMA		6.000	10/20/36	16,898
11,506		GNMA		5.000	12/15/36	12,201
10,478		GNMA		5.500	01/15/37	11,129
9,688		GNMA		6.000	01/20/37	10,549
211,182		GNMA		5.500	02/15/37	227,930
34,544		GNMA		6.000	02/20/37	37,477
249,708		GNMA		6.000	04/15/37	271,108
10,772		GNMA		6.500	04/15/37	11,711
141,184		GNMA		6.000	04/20/37	151,599
14,596		GNMA		6.000	06/15/37	15,666
19,198		GNMA		6.000	08/20/37	20,788
16,070		GNMA		6.500	08/20/37	18,518
72,179		GNMA		6.500	11/20/37	83,564
25,283		GNMA		6.000	12/15/37	27,136
4,806		GNMA		5.000	02/20/38	5,087
123,685		GNMA		5.000	04/15/38	131,202
4,548		GNMA		5.500	05/20/38	4,808
24,292		GNMA		5.500	06/15/38	26,346
51,403		GNMA		6.000	06/20/38	55,916
70,150		GNMA		5.500	07/15/38	74,670
409,612		GNMA		5.000	07/20/38	434,695
370,373		GNMA		5.500	07/20/38	394,764
9,311		GNMA		5.500	08/15/38	9,919
141,842		GNMA		6.000	08/15/38	153,006
47,613		GNMA		6.000	08/15/38	51,102
36,395		GNMA		6.000	08/20/38	39,539
142,534		GNMA		6.000	09/20/38	153,838
37,846		GNMA		5.000	10/15/38	39,373
14,406		GNMA		5.500	10/15/38	15,881
20,182		GNMA		6.500	10/20/38	21,064
7,084		GNMA		6.500	10/20/38	8,030
2,054		GNMA		5.500	11/15/38	2,187
28,435		GNMA		6.500	11/20/38	32,149
126,145		GNMA		6.000	12/15/38	135,389
3,291		GNMA		6.500	12/15/38	3,726
28,059		GNMA		5.000	01/15/39	29,743
660,014		GNMA		4.500	01/20/39	692,350
73,505		GNMA		6.500	01/20/39	82,960
27,611		GNMA		5.000	02/15/39	29,281
7,884		GNMA		6.000	02/15/39	8,462
23,869		GNMA		4.500	03/15/39	24,935
220,975		GNMA		4.500	03/15/39	230,814
44,702	i	GNMA	DGS1 + 1.500%	3.625	03/20/39	44,582
8,614		GNMA		4.500	03/20/39	9,044
142,559		GNMA		5.500	03/20/39	151,823
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,978	GNMA	4.500%	04/15/39	$14,595
243,439	GNMA	5.500	04/15/39	264,075
5,406	GNMA	5.000	04/20/39	5,739
29,610	GNMA	4.000	05/15/39	30,351
417,586	GNMA	4.500	05/15/39	436,131
195,664	GNMA	5.000	05/15/39	207,454
29,035	GNMA	4.000	05/20/39	29,988
78,087	GNMA	4.500	05/20/39	81,951
1,595,064	GNMA	5.000	05/20/39	1,693,782
12,359	GNMA	4.500	06/15/39	12,908
1,184,441	GNMA	4.500	06/15/39	1,237,291
1,436,788	GNMA	5.000	06/15/39	1,528,712
1,238,420	GNMA	5.000	06/15/39	1,317,647
26,273	GNMA	5.000	06/15/39	27,855
12,062	GNMA	5.000	06/15/39	12,793
14,115	GNMA	5.000	06/15/39	14,966
17,664	GNMA	4.000	06/20/39	18,247
10,518	GNMA	5.000	06/20/39	11,164
1,400,643	GNMA	4.000	07/15/39	1,435,709
16,480	GNMA	4.500	07/15/39	17,210
35,444	GNMA	4.500	07/15/39	37,022
1,552,307	GNMA	4.500	07/15/39	1,622,952
15,146	GNMA	5.000	07/15/39	16,057
177,494	GNMA	4.500	07/20/39	186,255
151,151	GNMA	5.000	07/20/39	161,046
16,071	GNMA	5.500	07/20/39	17,434
76,854	GNMA	4.000	08/15/39	78,778
185,184	GNMA	5.000	08/15/39	195,976
11,722	GNMA	5.500	08/15/39	12,478
94,687	GNMA	6.000	08/15/39	101,625
52,308	GNMA	4.000	08/20/39	54,188
39,745	GNMA	5.000	08/20/39	42,188
30,415	GNMA	5.000	09/15/39	31,824
55,089	GNMA	5.000	09/20/39	58,480
11,767	GNMA	4.500	10/15/39	12,286
7,945	GNMA	5.000	10/15/39	8,425
17,506	GNMA	4.500	10/20/39	18,370
34,673	GNMA	4.500	11/15/39	36,251
25,784	GNMA	4.500	11/20/39	27,067
30,054	GNMA	5.000	11/20/39	31,904
44,757	GNMA	4.500	12/15/39	46,347
844,534	GNMA	4.500	12/15/39	881,897
25,565	GNMA	4.500	12/20/39	26,826
914,692	GNMA	5.000	12/20/39	974,198
863,925	GNMA	4.500	01/20/40	906,542
12,204	GNMA	5.500	01/20/40	13,010
457,538	GNMA	5.500	02/15/40	487,220
65,108	GNMA	4.000	03/15/40	66,737
14,377	GNMA	5.000	03/15/40	15,246
7,463	GNMA	4.500	04/15/40	7,797
157,251	GNMA	5.000	04/15/40	166,745
34,697	GNMA	4.500	04/20/40	36,410
5,513	GNMA	4.500	05/15/40	5,757
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$165,423		GNMA		5.000%	05/15/40	$173,235
299,917	i	GNMA	DGS1 + 1.500%	3.625	05/20/40	310,337
7,563		GNMA		4.500	05/20/40	7,936
2,924,343		GNMA		4.500	06/15/40	3,054,670
12,900		GNMA		4.500	06/15/40	13,474
9,429		GNMA		4.500	06/15/40	9,847
169,251		GNMA		5.000	06/20/40	181,954
363,071		GNMA		4.500	07/15/40	379,333
94,270		GNMA		4.500	07/15/40	98,462
1,233,860		GNMA		4.500	07/20/40	1,294,711
36,570		GNMA		5.000	07/20/40	38,999
257,072		GNMA		4.000	08/15/40	264,997
1,164,834		GNMA		4.000	08/15/40	1,200,744
114,398		GNMA		4.500	08/15/40	119,621
95,198		GNMA		4.500	08/20/40	99,896
78,384		GNMA		4.500	09/20/40	82,246
23,318		GNMA		5.500	09/20/40	24,857
28,914		GNMA		6.500	09/20/40	32,495
34,492		GNMA		4.000	10/15/40	35,569
69,796		GNMA		6.000	10/20/40	75,760
426,975		GNMA		4.000	11/15/40	440,367
1,064,286		GNMA		4.000	11/20/40	1,099,409
251,164		GNMA		3.500	12/15/40	254,067
373,959		GNMA		5.500	12/20/40	398,662
1,208,133		GNMA		4.000	01/15/41	1,245,243
2,803,581		GNMA		4.000	01/20/41	2,896,235
225,914		GNMA		4.000	02/15/41	232,811
745,447		GNMA		4.500	02/20/41	782,271
412,704		GNMA		4.500	03/15/41	431,045
900,724		GNMA		4.500	04/20/41	945,214
185,172		GNMA		5.000	04/20/41	196,345
81,188	i	GNMA	DGS1 + 1.500%	3.625	06/20/41	83,589
190,551		GNMA		4.000	07/15/41	196,366
363,495		GNMA		4.000	07/20/41	375,489
1,169,895		GNMA		4.500	07/20/41	1,227,349
1,001,374		GNMA		5.000	07/20/41	1,073,308
255,280		GNMA		4.500	08/15/41	266,550
442,726		GNMA		5.000	08/20/41	468,779
628,506		GNMA		4.000	09/15/41	647,841
44,649	i	GNMA	DGS1 + 1.500%	3.750	09/20/41	45,889
1,645,848		GNMA		4.000	09/20/41	1,700,137
100,107		GNMA		4.000	10/15/41	103,157
94,719	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	97,356
57,950	i	GNMA	DGS1 + 1.500%	3.125	10/20/41	59,563
2,110,154		GNMA		4.000	10/20/41	2,179,808
271,752		GNMA		5.500	10/20/41	290,192
650,872		GNMA		3.500	11/15/41	658,352
1,407,881		GNMA		4.000	11/15/41	1,450,796
2,695,159		GNMA		4.500	11/20/41	2,827,535
1,150,631		GNMA		5.000	11/20/41	1,220,763
297,984		GNMA		6.000	11/20/41	317,333
1,464,256		GNMA		3.500	01/20/42	1,483,068
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$322,688	i	GNMA	DGS1 + 1.500%	3.375%	02/20/42	$331,062
714,126		GNMA		3.500	03/20/42	723,010
1,129,902		GNMA		4.500	03/20/42	1,185,522
1,306,246		GNMA		3.500	04/15/42	1,321,273
2,175,336		GNMA		3.500	05/20/42	2,194,656
6,816,811		GNMA		3.500	05/20/42	6,898,808
1,516,450		GNMA		4.000	05/20/42	1,566,288
3,056,635		GNMA		3.500	07/15/42	3,091,768
1,587,370		GNMA		3.500	07/20/42	1,606,459
333,497	i	GNMA	DGS1 + 1.500%	3.750	07/20/42	340,441
1,983,718		GNMA		3.000	08/20/42	1,968,246
2,247,260		GNMA		3.500	08/20/42	2,267,174
6,679,804		GNMA		3.500	08/20/42	6,760,103
1,136,407		GNMA		6.000	08/20/42	1,234,314
2,601,844		GNMA		3.500	10/20/42	2,633,117
2,887,011		GNMA		3.000	11/20/42	2,864,494
2,406,129		GNMA		3.000	12/20/42	2,372,221
3,369,097		GNMA		3.000	12/20/42	3,342,821
1,972,363		GNMA		3.000	01/15/43	1,949,714
4,441,401		GNMA		3.000	01/15/43	4,405,402
2,572,144		GNMA		3.000	01/20/43	2,552,084
4,375,935		GNMA		3.000	02/20/43	4,341,806
2,710,238		GNMA		3.000	02/20/43	2,673,218
824,192		GNMA		3.000	04/15/43	817,525
763,332		GNMA		5.000	04/20/43	805,973
1,772,336		GNMA		3.000	05/20/43	1,758,512
2,734,378		GNMA		3.000	06/20/43	2,713,051
5,315,681		GNMA		3.500	06/20/43	5,362,792
5,917,267		GNMA		3.000	07/20/43	5,871,114
2,728,047		GNMA		3.500	07/20/43	2,760,853
12,989,061		GNMA		4.500	08/20/43	13,620,711
3,976,889		GNMA		3.500	09/20/43	4,024,696
1,436,368		GNMA		4.000	09/20/43	1,481,899
16,768,458		GNMA		3.500	10/20/43	16,970,362
8,868,301		GNMA		4.000	10/20/43	9,149,577
738,524		GNMA		3.500	11/20/43	747,407
1,570,829		GNMA		4.000	11/20/43	1,620,613
1,340,601		GNMA		4.500	12/20/43	1,406,023
1,404,456		GNMA		4.500	01/20/44	1,472,693
1,922,297		GNMA		3.500	02/20/44	1,937,127
2,650,681		GNMA		4.000	02/20/44	2,734,809
2,684,477		GNMA		4.000	05/20/44	2,769,717
2,780,955		GNMA		4.000	06/20/44	2,869,207
7,967,479		GNMA		3.500	07/20/44	8,051,003
2,036,797		GNMA		4.500	10/20/44	2,135,736
5,792,819		GNMA		3.500	11/20/44	5,843,603
7,806,336		GNMA		3.000	12/20/44	7,730,261
11,274,807		GNMA		4.000	12/20/44	11,632,170
18,746,037		GNMA		3.500	02/20/45	18,913,691
8,559,759		GNMA		4.000	03/20/45	8,831,166
8,274,059		GNMA		3.000	04/20/45	8,170,301
8,859,996		GNMA		3.000	06/20/45	8,747,063
9,280,917		GNMA		3.000	07/20/45	9,161,662
155

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$15,821,164	GNMA	4.000%	11/20/45	$16,322,368
9,507,384	GNMA	3.000	12/20/45	9,380,315
8,545,571	GNMA	3.500	12/20/45	8,607,836
9,992,228	GNMA	4.000	04/20/46	10,253,483
7,045,311	GNMA	3.000	05/20/46	6,947,862
29,536,696	GNMA	3.500	05/20/46	29,778,155
10,954,550	GNMA	3.000	06/20/46	10,794,617
6,781,224	GNMA	3.500	06/20/46	6,835,615
14,077,941	GNMA	3.500	08/20/46	14,186,524
7,850,111	GNMA	3.000	09/20/46	7,739,083
32,112,512	GNMA	3.500	09/20/46	32,355,250
15,278,430	GNMA	3.000	10/20/46	15,050,608
8,149,230	GNMA	3.000	12/20/46	8,025,184
8,239,340	GNMA	3.000	01/20/47	8,113,529
11,817,314	GNMA	3.500	01/20/47	11,903,418
6,528,546	GNMA	4.000	01/20/47	6,690,234
24,834,402	GNMA	3.000	02/20/47	24,454,778
23,685,551	GNMA	3.500	02/20/47	23,858,129
17,586,492	GNMA	4.000	04/20/47	18,037,694
16,653,131	GNMA	3.500	05/20/47	16,774,470
8,593,828	GNMA	3.500	06/20/47	8,656,445
9,732,027	GNMA	3.000	07/20/47	9,580,914
21,428,154	GNMA	4.500	07/20/47	22,187,600
18,157,361	GNMA	3.000	08/20/47	17,873,509
22,434,117	GNMA	3.500	08/20/47	22,597,577
37,154,812	GNMA	3.500	11/20/47	37,425,532
28,033,389	GNMA	3.500	12/20/47	28,237,648
18,900,288	GNMA	3.500	01/20/48	19,038,001
34,032,419	GNMA	4.000	05/20/48	34,875,274
24,444,612	GNMA	4.000	06/20/48	25,050,013
24,701,840	GNMA	4.000	08/20/48	25,313,612
19,864,763	GNMA	4.500	09/20/48	20,570,295
14,471,523	GNMA	4.500	11/20/48	14,988,522
	TOTAL MORTGAGE BACKED			2,941,254,219

MUNICIPAL BONDS - 0.8%
200,000	Alabama Economic Settlement Authority	4.263	09/15/32	204,352
300,000	American Municipal Power	7.834	02/15/41	439,647
500,000	American Municipal Power	6.270	02/15/50	620,500
2,000,000	Bay Area Toll Authority	6.263	04/01/49	2,721,960
200,000	California State University	3.899	11/01/47	195,350
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	894,182
200,000	Chicago O'Hare International Airport	4.472	01/01/49	202,902
200,000	Chicago O'Hare International Airport	4.572	01/01/54	204,502
250,000	City of Chicago IL	7.375	01/01/33	274,887
300,000	City of Chicago IL	5.432	01/01/42	265,947
190,000	City of Houston TX	3.961	03/01/47	187,420
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	951,007
150,000	Colorado Bridge Enterprise	6.078	12/01/40	189,955
200,000	Commonwealth Financing Authority	4.014	06/01/33	201,190
100,000	Commonwealth Financing Authority	3.864	06/01/38	98,618
100,000	Commonwealth Financing Authority	4.144	06/01/38	101,053
156

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Commonwealth of Massachusetts	4.200%	12/01/21	$204,876
500,000	Commonwealth of Massachusetts	5.731	06/01/40	609,840
100,000	Commonwealth of Massachusetts	3.277	06/01/46	91,753
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	202,517
200,000	County of Clark NV	6.820	07/01/45	284,864
350,000	Denver City & County School District No	4.242	12/15/37	361,133
200,000	District of Columbia	5.591	12/01/34	237,410
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	102,880
10,000	Energy Northwest	2.814	07/01/24	9,855
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	500,655
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	199,420
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	199,184
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	192,684
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	170,894
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	188,820
630,000	Los Angeles Unified School District	5.750	07/01/34	745,485
100,000	Massachusetts School Building Authority	5.715	08/15/39	122,452
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	204,602
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	133,860
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,210,194
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,632,459
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	578,760
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	264,310
499,000	Municipal Electric Authority of Georgia	6.655	04/01/57	547,682
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,147,073
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	472,015
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,366,070
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	868,672
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	372,193
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	709,506
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,139,699
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	605,965
600,000	New York State Dormitory Authority	5.289	03/15/33	685,728
130,000	New York State Dormitory Authority	5.628	03/15/39	154,331
545,000	New York State Dormitory Authority	5.600	03/15/40	660,148
200,000	New York State Dormitory Authority	4.946	08/01/48	203,842
400,000	New York State Urban Development Corp	5.838	03/15/40	474,996
675,000	Ohio State Water Development Authority	4.879	12/01/34	741,528
750,000	Oregon School Boards Association	4.759	06/30/28	809,497
250,000	Oregon School Boards Association	5.680	06/30/28	290,330
100,000	Oregon State Department of Transportation	5.834	11/15/34	124,310
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	287,940
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	181,156
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,475,217
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	608,940
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	314,967
157

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Port Authority of New York & New Jersey	5.310%	08/01/46	$1,079,630
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	199,880
400,000	Port Authority of New York & New Jersey	4.229	10/15/57	401,756
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,388,936
200,000	Sales Tax Securitization Corp	3.587	01/01/43	180,678
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	908,670
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	115,454
100,000	San Jose Redevelopment Agency	3.375	08/01/34	94,127
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	942,216
500,000	South Carolina Public Service Authority	2.388	12/01/23	474,465
600,000	State of California	6.200	10/01/19	615,030
300,000	State of California	2.800	04/01/21	299,736
645,000	State of California	5.700	11/01/21	693,730
200,000	State of California	3.375	04/01/25	201,078
200,000	State of California	3.500	04/01/28	199,674
300,000	State of California	4.500	04/01/33	314,052
250,000	State of California	7.500	04/01/34	340,682
225,000	State of California	4.600	04/01/38	232,054
1,285,000	State of California	7.550	04/01/39	1,840,827
3,400,000	State of California	7.300	10/01/39	4,667,248
2,740,000	State of California	7.625	03/01/40	3,901,185
1,500,000	State of California	7.600	11/01/40	2,184,315
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	194,252
300,000	State of Connecticut	5.090	10/01/30	323,283
620,000	State of Connecticut	5.850	03/15/32	709,342
5,950,000	State of Illinois	5.100	06/01/33	5,672,908
1,295,000	State of Illinois	6.725	04/01/35	1,387,036
500,000	State of Illinois	5.650	12/01/38	491,450
500,000	State of Kansas Department of Transportation	4.596	09/01/35	543,230
239,800	State of Oregon	5.762	06/01/23	256,764
600,000	State of Texas	4.631	04/01/33	653,094
50,000	State of Texas	5.517	04/01/39	62,069
1,000,000	State of Texas	4.681	04/01/40	1,121,940
575,000	State of Texas Transportation Commission	5.028	04/01/26	635,571
500,000	State of Utah	3.539	07/01/25	511,980
200,000	State of Washington	5.090	08/01/33	224,226
200,000	State of Wisconsin	3.154	05/01/27	197,190
200,000	State of Wisconsin	3.954	05/01/36	200,124
604,000	State Public School Building Authority	5.000	09/15/27	661,924
100,000	Sumter Landing Community Development District	4.172	10/01/47	99,660
750,000	Tennessee Valley Authority	2.250	03/15/20	747,356
750,000	Tennessee Valley Authority	3.875	02/15/21	769,696
750,000	Tennessee Valley Authority	2.875	09/15/24	754,481
200,000	Tennessee Valley Authority	2.875	02/01/27	198,035
500,000	Tennessee Valley Authority	5.880	04/01/36	651,633
500,000	Tennessee Valley Authority	5.500	06/15/38	640,481
4,300,000	Tennessee Valley Authority	3.500	12/15/42	4,232,881
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,126,191
300,000	Tennessee Valley Authority	4.250	09/15/65	341,980
100,000	The Ohio State University	4.910	06/01/40	115,714
158

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	The Ohio State University	3.798%	12/01/46	$493,145
200,000	The Ohio State University	4.048	12/01/56	198,590
500,000	University of California	1.796	07/01/19	497,780
200,000	University of California	3.063	07/01/25	197,386
200,000	University of California	5.770	05/15/43	240,642
200,000	University of California	3.931	05/15/45	194,358
200,000	University of California	4.131	05/15/45	200,718
860,000	University of California	4.858	05/15/12	902,759
200,000	University of California	4.767	05/15/15	205,636
300,000	University of Chicago	4.003	10/01/53	294,876
200,000	University of Notre Dame du Lac	3.438	02/15/45	191,427
200,000	University of Notre Dame du Lac	3.394	02/15/48	189,308
100,000	University of Pennsylvania	4.674	09/01/12	107,294
300,000	University of Southern California	3.028	10/01/39	272,378
200,000	University of Southern California	3.841	10/01/47	203,828
200,000	University of Southern California	5.250	10/01/11	225,934
700,000	University of Texas	4.794	08/15/46	778,841
200,000	University of Texas System	3.852	08/15/46	198,516
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	170,655
	TOTAL MUNICIPAL BONDS			83,008,169

U.S. TREASURY SECURITIES - 37.8%
21,250,000	United States Treasury Bond	4.500	02/15/36	26,214,672
22,400,000	United States Treasury Bond	5.000	05/15/37	29,430,100
126,983,000	United States Treasury Bond	3.500	02/15/39	139,082,014
18,850,000	United States Treasury Bond	4.375	11/15/39	23,142,761
17,585,000	United States Treasury Bond	3.875	08/15/40	20,223,749
11,185,000	United States Treasury Bond	4.250	11/15/40	13,536,794
26,350,000	United States Treasury Bond	4.375	05/15/41	32,481,123
10,000,000	United States Treasury Bond	3.750	08/15/41	11,299,396
48,300,000	United States Treasury Bond	3.125	11/15/41	49,536,109
4,550,000	United States Treasury Bond	3.125	02/15/42	4,665,636
22,000,000	United States Treasury Bond	3.000	05/15/42	22,062,149
10,000,000	United States Treasury Bond	2.750	08/15/42	9,589,619
10,250,000	United States Treasury Bond	2.875	05/15/43	10,024,096
16,000,000	United States Treasury Bond	2.500	02/15/45	14,527,222
22,000,000	United States Treasury Bond	3.000	05/15/45	21,997,683
16,000,000	United States Treasury Bond	2.875	08/15/45	15,612,200
27,000,000	United States Treasury Bond	2.500	05/15/46	24,395,004
13,300,000	United States Treasury Bond	2.875	11/15/46	12,954,993
28,000,000	United States Treasury Bond	3.000	02/15/47	27,971,049
30,000,000	United States Treasury Bond	2.750	08/15/47	28,463,189
45,000,000	United States Treasury Bond	2.750	11/15/47	42,655,656
38,500,000	United States Treasury Bond	3.000	02/15/48	38,360,917
48,500,000	United States Treasury Bond	3.125	05/15/48	49,505,953
40,500,000	United States Treasury Bond	3.000	08/15/48	40,378,249
15,000,000	United States Treasury Bond	3.375	11/15/48	16,067,527
47,000,000	United States Treasury Note	1.500	11/30/19	46,515,312
25,000,000	United States Treasury Note	1.750	11/30/19	24,803,711
65,000,000	United States Treasury Note	1.875	12/31/19	64,527,677
78,500,000	United States Treasury Note	1.375	02/29/20	77,400,561
45,000,000	United States Treasury Note	1.625	03/15/20	44,496,040
50,000,000	United States Treasury Note	1.500	05/31/20	49,262,458
159

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$38,000,000	United States Treasury Note	1.500%	06/15/20	$37,445,074
22,500,000	United States Treasury Note	1.625	07/31/20	22,178,735
53,000,000	United States Treasury Note	2.625	07/31/20	53,058,892
17,000,000	United States Treasury Note	1.375	08/31/20	16,677,251
20,000,000	United States Treasury Note	1.375	09/15/20	19,619,308
20,000,000	United States Treasury Note	1.375	10/31/20	19,590,514
49,500,000	United States Treasury Note	2.875	10/31/20	49,801,226
43,000,000	United States Treasury Note	1.875	12/15/20	42,479,144
48,500,000	United States Treasury Note	1.375	01/31/21	47,378,210
60,000,000	United States Treasury Note	2.375	03/15/21	59,829,230
50,000,000	United States Treasury Note	1.250	03/31/21	48,662,792
55,000,000	United States Treasury Note	1.375	04/30/21	53,632,785
23,000,000	United States Treasury Note	2.625	05/15/21	23,069,811
65,000,000	United States Treasury Note	1.375	05/31/21	63,319,025
25,000,000	United States Treasury Note	1.125	06/30/21	24,192,686
39,000,000	United States Treasury Note	1.125	07/31/21	37,677,207
27,610,000	United States Treasury Note	2.125	08/15/21	27,355,317
40,000,000	United States Treasury Note	1.125	08/31/21	38,604,899
30,000,000	United States Treasury Note	2.750	09/15/21	30,205,408
30,185,000	United States Treasury Note	1.125	09/30/21	29,110,334
50,000,000	United States Treasury Note	1.250	10/31/21	48,328,232
50,000,000	United States Treasury Note	2.875	11/15/21	50,553,232
13,379,100	United States Treasury Note	8.000	11/15/21	15,401,178
57,000,000	United States Treasury Note	1.750	11/30/21	55,847,850
70,000,000	United States Treasury Note	2.625	12/15/21	70,311,144
51,700,000	United States Treasury Note	2.000	12/31/21	50,991,249
24,300,000	United States Treasury Note	1.875	01/31/22	23,866,389
60,000,000	United States Treasury Note	1.875	02/28/22	58,908,571
3,000,000	United States Treasury Note	1.750	03/31/22	2,932,673
51,000,000	United States Treasury Note	1.875	03/31/22	50,042,711
92,000,000	United States Treasury Note	1.875	04/30/22	90,237,754
33,000,000	United States Treasury Note	1.750	05/31/22	32,216,002
30,000,000	United States Treasury Note	1.750	06/30/22	29,273,416
63,000,000	United States Treasury Note	1.875	07/31/22	61,693,660
55,000,000	United States Treasury Note	1.625	08/31/22	53,350,782
35,000,000	United States Treasury Note	1.875	09/30/22	34,239,248
65,000,000	United States Treasury Note	2.000	10/31/22	63,849,244
108,000,000	United States Treasury Note	2.000	11/30/22	106,037,640
60,000,000	United States Treasury Note	2.625	02/28/23	60,306,539
80,000,000	United States Treasury Note	2.500	03/31/23	80,011,126
30,000,000	United States Treasury Note	2.750	04/30/23	30,308,594
80,000,000	United States Treasury Note	2.750	05/31/23	80,872,145
91,500,000	United States Treasury Note	2.625	06/30/23	91,974,795
80,000,000	United States Treasury Note	2.750	07/31/23	80,851,791
116,000,000	United States Treasury Note	2.750	08/31/23	117,297,292
35,000,000	United States Treasury Note	2.875	09/30/23	35,567,413
5,000,000	United States Treasury Note	2.875	10/31/23	5,082,955
13,000,000	United States Treasury Note	2.750	11/15/23	13,141,471
10,000,000	United States Treasury Note	2.125	11/30/23	9,818,933
65,000,000	United States Treasury Note	2.875	11/30/23	66,128,448
15,000,000	United States Treasury Note	2.250	12/31/23	14,809,112
20,000,000	United States Treasury Note	2.250	01/31/24	19,738,702
160

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$25,000,000	United States Treasury Note	2.125%	03/31/24	$24,506,050
26,000,000	United States Treasury Note	2.500	05/15/24	25,951,967
40,005,000	United States Treasury Note	2.250	11/15/24	39,319,053
40,000,000	United States Treasury Note	2.250	12/31/24	39,304,252
18,000,000	United States Treasury Note	2.625	03/31/25	18,056,955
20,000,000	United States Treasury Note	2.875	04/30/25	20,351,433
17,000,000	United States Treasury Note	2.000	08/15/25	16,394,725
20,000,000	United States Treasury Note	2.750	08/31/25	20,202,506
30,000,000	United States Treasury Note	3.000	09/30/25	30,781,848
30,000,000	United States Treasury Note	2.250	11/15/25	29,351,068
44,500,000	United States Treasury Note	1.625	02/15/26	41,678,714
30,000,000	United States Treasury Note	1.625	05/15/26	28,031,637
46,000,000	United States Treasury Note	2.250	08/15/27	44,551,424
47,000,000	United States Treasury Note	2.750	02/15/28	47,277,482
66,000,000	United States Treasury Note	2.875	05/15/28	67,061,420
63,000,000	United States Treasury Note	2.875	08/15/28	64,019,050
40,000,000	United States Treasury Note	3.125	11/15/28	41,518,180
	TOTAL U.S. TREASURY SECURITIES			3,977,419,522

	TOTAL GOVERNMENT BONDS			7,520,572,842
	(Cost $7,600,865,797)

STRUCTURED ASSETS - 2.6%

ASSET BACKED - 0.8%
266,559	American Airlines Pass Through Trust	4.950	01/15/23	270,571
	Series - 2013 2 (Class A)
374,888	American Airlines Pass Through Trust	4.000	07/15/25	372,020
	Series - 2013 1 (Class A)
233,324	American Airlines Pass Through Trust	3.700	10/01/26	225,904
	Series - 2014 1 (Class A)
248,425	American Airlines Pass Through Trust	3.375	05/01/27	236,088
	Series - 2015 1 (Class A)
176,322	American Airlines Pass Through Trust	3.600	09/22/27	169,692
	Series - 2015 2 (Class AA)
180,875	American Airlines Pass Through Trust	3.575	01/15/28	177,631
	Series - 2016 1 (Class AA)
157,413	American Airlines Pass Through Trust	3.200	06/15/28	147,996
	Series - 2016 2 (Class AA)
277,125	American Airlines Pass Through Trust	3.650	02/15/29	272,753
	Series - 2017 1 (Class AA)
1,885,000	American Express Credit Account Master Trust	1.930	09/15/22	1,862,739
	Series - 2017 1 (Class A)
1,000,000	American Express Credit Account Master Trust	2.990	12/15/23	1,002,497
	Series - 2018 4 (Class A)
1,687,511	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	1,685,866
	Series - 2015 1 (Class C)
1,565,000	AmeriCredit Automobile Receivables Trust	2.730	03/08/21	1,560,931
	Series - 2015 3 (Class C)
955,000	AmeriCredit Automobile Receivables Trust	1.830	12/08/21	943,591
	Series - 2016 4 (Class B)
1,325,000	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	1,302,846
	Series - 2017 4 (Class C)
1,000,000	BMW Vehicle Lease Trust	2.180	06/22/20	994,598
	Series - 2017 1 (Class A4)
161

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,500,000	BMW Vehicle Lease Trust	3.360%	03/21/22	$1,509,307
	Series - 2018 1 (Class A4)
1,200,000	Capital One Multi-Asset Execution Trust	2.080	03/15/23	1,185,611
	Series - 2015 A2 (Class A2)
1,500,000	Capital One Multi-Asset Execution Trust	1.990	07/17/23	1,476,746
	Series - 2017 A4 (Class A4)
450,743	CarMax Auto Owner Trust	1.520	02/16/21	448,003
	Series - 2016 2 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.480	11/15/22	992,519
	Series - 2018 1 (Class A3)
575,000	CarMax Auto Owner Trust	2.410	12/15/22	566,462
	Series - 2017 2 (Class B)
224,723	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	225,795
	Series - 2005 A (Class A5)
304,905	CenterPoint Energy Transition Bond Co II LLC	2.161	10/15/21	303,031
	Series - 2012 1 (Class A2)
1,470,000	Chase Issuance Trust	1.370	06/15/21	1,458,950
	Series - 2016 A2 (Class A)
2,500,000	Chase Issuance Trust	1.270	07/15/21	2,478,100
	Series - 2016 A5 (Class A5)
1,600,000	Chase Issuance Trust	1.840	04/15/22	1,576,091
	Series - 2015 A4 (Class A4)
1,500,000	Chase Issuance Trust	2.770	03/15/23	1,501,794
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/15/24	969,899
	Series - 2012 A7 (Class A7)
2,000,000	CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,991,765
	Series - 2014 A6 (Class A6)
1,000,000	CitiBank Credit Card Issuance Trust	1.920	04/07/22	987,265
	Series - 2017 A3 (Class A3)
2,000,000	CitiBank Credit Card Issuance Trust	1.860	08/08/22	1,967,408
	Series - 2017 A8 (Class A8)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	1,998,814
	Series - 2014 A1 (Class A1)
1,250,000	CitiBank Credit Card Issuance Trust	2.190	11/20/23	1,227,096
	Series - 2016 A2 (Class A2)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	996,275
	Series - 2014 A4 (Class A4)
3,500,000	Discover Card Execution Note Trust	1.880	02/15/23	3,443,438
	Series - 2017 A6 (Class A6)
657,917	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	651,369
	Series - 2012 K019 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	2,940,429
	Series - 2012 K023 (Class A2)
265,833	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	265,730
	Series - 2013 K030 (Class A1)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	492,511
	Series - 2013 K026 (Class A2)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	494,303
	Series - 2013 K027 (Class A2)
59,327	FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	59,184
	Series - 2013 K034 (Class A1)
162

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060%	07/25/23	$3,012,159
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,790,456
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,534,821
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	2,991,728
		Series - 2015 K045 (Class A2)
975,000		Ford Credit Auto Owner Trust	2.240	06/15/22	961,616
		Series - 2017 A (Class B)
1,135,000		Ford Credit Floorplan Master Owner Trust	1.950	11/15/21	1,122,896
		Series - 2016 5 (Class A1)
1,400,000		GM Financial Automobile Leasing Trust	3.300	07/20/22	1,405,058
		Series - 2018 3 (Class A4)
1,500,000		Hyundai Auto Receivables Trust	1.770	01/18/22	1,479,984
		Series - 2017 B (Class A3)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	1,992,641
		Series - 2015 B (Class C)
1,500,000		Hyundai Auto Receivables Trust	1.960	02/15/23	1,469,929
		Series - 2017 B (Class A4)
443,717		Mercedes-Benz Auto Receivables Trust	1.260	02/16/21	440,248
		Series - 2016 1 (Class A3)
600,141		Nissan Auto Receivables Owner Trust	1.180	01/15/21	594,512
		Series - 2016 C (Class A3)
1,000,000		Santander Drive Auto Receivables Trust	2.320	08/16/21	997,046
		Series - 2018 1 (Class A3)
796,310		Santander Drive Auto Receivables Trust	3.090	04/15/22	796,106
		Series - 2016 1 (Class C)
240,746		United Airlines Pass Through Trust	4.300	08/15/25	245,813
		Series - 2013 1 (Class A)
248,802		United Airlines Pass Through Trust	3.750	09/03/26	243,172
		Series - 2014 2 (Class A)
175,824		United Airlines Pass Through Trust	3.450	12/01/27	166,277
		Series - 2015 1 (Class AA)
189,447		United Airlines Pass Through Trust	3.100	07/07/28	182,486
		Series - 2016 1 (Class AA)
189,447		United Airlines Pass Through Trust	3.450	07/07/28	182,797
		Series - 2016 1 (Class A)
378,855		United Airlines Pass Through Trust	2.875	10/07/28	347,903
		Series - 2016 2 (Class A)
1,500,000		United Airlines Pass Through Trust	3.500	03/01/30	1,473,013
		Series - 2018 1 (Class AA)
130,672		US Airways Pass Through Trust	4.625	06/03/25	135,343
		Series - 2012 2 (Class A)
215,504		US Airways Pass Through Trust	3.950	11/15/25	217,034
		Series - 2013 1 (Class A)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,283
		Series - 2010 VNO (Class A2FX)
1,215,000		World Financial Network Credit Card Master Trust	2.550	06/17/24	1,204,272
		Series - 2015 B (Class A)
8,000,000		World Financial Network Credit Card Master Trust	3.070	12/16/24	7,976,402
		Series - 2018 A (Class A)
4,000,000		World Omni Auto Receivables Trust	2.500	04/17/23	3,971,341
		Series - 2018 A (Class A3)
1,000,000		World Omni Auto Receivables Trust	2.730	02/15/24	997,987
		Series - 2018 A (Class A4)
163

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		World Omni Auto Receivables Trust	3.330%	04/15/24	$1,516,988
		Series - 2018 D (Class A3)
		TOTAL ASSET BACKED			82,898,929

OTHER MORTGAGE BACKED - 1.8%
2,000,000		BANK	3.538	11/15/54	1,986,022
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,468,296
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,073,277
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	1,970,972
		Series - 2018 BN10 (Class AS)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	2,987,595
		Series - 2017 C1 (Class A4)
3,000,000		BENCHMARK Mortgage Trust	3.571	01/15/51	3,028,248
		Series - 2018 B1 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	3.878	01/15/51	990,156
		Series - 2018 B1 (Class AM)
1,000,000		BENCHMARK Mortgage Trust	3.976	07/15/51	1,027,810
		Series - 2018 B4 (Class A2)
1,000,000	i	BENCHMARK Mortgage Trust	4.564	07/15/51	978,388
		Series - 2018 B4 (Class C)
1,000,000	i	CD Commercial Mortgage Trust	3.526	11/10/49	995,568
		Series - 2016 CD2 (Class A4)
2,000,000		CD Commercial Mortgage Trust	3.631	02/10/50	2,003,589
		Series - 2017 CD3 (Class A4)
1,000,000		CD Commercial Mortgage Trust	3.025	08/15/50	998,463
		Series - 2017 CD5 (Class A2)
2,500,000		CD Commercial Mortgage Trust	3.431	08/15/50	2,460,741
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Commercial Mortgage Trust	3.684	08/15/50	989,539
		Series - 2017 CD5 (Class AS)
1,750,000		CD Commercial Mortgage Trust	4.279	08/15/51	1,826,866
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,042,534
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	777,127
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	445,561
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	505,982
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	983,070
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	996,668
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,002,383
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	1,974,616
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	498,396
		Series - 2016 GC37 (Class AS)
164

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Citigroup Commercial Mortgage Trust	2.832%	08/10/49	$1,429,347
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	988,423
		Series - 2017 P8 (Class A4)
2,000,000		Citigroup Commercial Mortgage Trust	4.074	06/10/51	2,072,553
		Series - 2018 C5 (Class A2)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,507,698
		Series - 2015 GC33 (Class A4)
580,000		COMM Mortgage Trust	4.063	12/10/44	591,086
		Series - 2012 LC4 (Class AM)
299,503		COMM Mortgage Trust	2.752	08/15/45	297,193
		Series - 2012 CR2 (Class ASB)
400,000		COMM Mortgage Trust	2.941	01/10/46	395,687
		Series - 2013 LC6 (Class A4)
493,699		COMM Mortgage Trust	3.213	03/10/46	492,959
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,032,714
		Series - 2013 CR12 (Class A4)
615,532		COMM Mortgage Trust	2.928	02/10/47	614,609
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	512,605
		Series - 2014 A5 (Class A5)
909,798		COMM Mortgage Trust	2.840	04/10/47	908,768
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,031,934
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,020,453
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,014,137
		Series - 2014 UBS4 (Class A5)
924,000		COMM Mortgage Trust	3.326	11/10/47	919,688
		Series - 2014 CR20 (Class A3)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,007,602
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	1,012,586
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,107,223
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.259	02/10/48	985,420
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,719,692
		Series - 2015 LC21 (Class A4)
1,000,000		COMM Mortgage Trust	3.432	08/10/48	997,561
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,014,026
		Series - 2015 CR25 (Class A4)
1,500,000		COMM Mortgage Trust	3.221	10/10/48	1,504,063
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,522,540
		Series - 2015 LC23 (Class A4)
16,061	i	COMM Mortgage Trust	6.050	12/10/49	16,032
		Series - 2008 LS1 (Class ASM)
165

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		COMM Mortgage Trust	4.258%	08/10/50	$520,572
		Series - 2013 CR11 (Class A4)
2,750,000		Commercial Mortgage Pass Through Certificates	3.955	02/10/47	2,829,045
		Series - 2014 CR14 (Class A3)
650,000	i	CSAIL Commercial Mortgage Trust	4.752	01/15/49	666,483
		Series - 2016 C6 (Class C)
500,000		CSAIL Commercial Mortgage Trust	2.608	11/15/49	486,160
		Series - 2016 C7 (Class A3)
1,250,000		CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,244,685
		Series - 2015 C1 (Class A2)
2,000,000		CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,074,144
		Series - 2018 CX12 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,088,146
		Series - 2018 C1 (Class A2)
2,000,000		DBGS Mortgage Trust	4.466	10/15/51	2,116,623
		Series - 2018 C1 (Class A4)
2,000,000		DBJPM	2.691	05/10/49	1,972,175
		Series - 2016 C1 (Class A2)
3,500,000		DBJPM	3.276	05/10/49	3,438,071
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	973,043
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,554,583
		Series - 2017 C6 (Class A5)
251,801		GS Mortgage Securities Corp II	3.314	01/10/45	252,315
		Series - 2012 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	296,099
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	297,623
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	794,148
		Series - 2015 GC30 (Class A4)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,752,961
		Series - 2011 GC5 (Class A4)
498,119		GS Mortgage Securities Trust	3.482	01/10/45	503,341
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	199,741
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	497,304
		Series - 2013 GC12 (Class A4)
503,532		GS Mortgage Securities Trust	3.813	11/10/46	511,141
		Series - 2013 GC16 (Class AAB)
5,768		GS Mortgage Securities Trust	2.924	01/10/47	5,763
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,029,899
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,512,767
		Series - 2014 GC26 (Class AS)
166

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,900,000		GS Mortgage Securities Trust	3.136%	02/10/48	$1,867,190
		Series - 2015 GC28 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.178	11/10/49	1,457,503
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.802	11/10/49	1,290,526
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	993,931
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,465,546
		Series - 2017 GS7 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	92,133
		Series - 2009 IWST (Class A2)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.140	05/15/45	296,153
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	300,618
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.991	01/15/46	512,191
		Series - 2013 C13 (Class A4)
334,022		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	340,685
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	517,031
		Series - 2013 C16 (Class A4)
331,028		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	326,785
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	294,657
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	496,024
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	567,669
		Series - 2013 C10 (Class AS)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.960	04/15/46	1,476,413
		Series - 2013 LC11 (Class A5)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.822	08/15/49	950,026
		Series - 2016 JP2 (Class A4)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,033,139
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,857,513
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,661,469
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,072,793
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,028,623
		Series - 2015 C33 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576	03/15/49	1,001,223
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	499,598
		Series - 2016 C1 (Class AS)
167

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000	i	JPMBB Commercial Mortgage Securities Trust	4.738%	03/15/49	$515,304
		Series - 2016 C1 (Class B)
1,400,000		JPMCC Commercial Mortgage Securities Trust	3.109	07/15/50	1,389,828
		Series - 2017 JP6 (Class A3)
1,000,000		JPMCC Commercial Mortgage Securities Trust	3.038	09/15/50	990,349
		Series - 2017 JP7 (Class A2)
2,500,000		JPMCC Commercial Mortgage Securities Trust	3.454	09/15/50	2,464,755
		Series - 2017 JP7 (Class A5)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	983,026
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	5,737,510
		Series - 2016 C4 (Class A3)
100,019	†,i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	69,021
		Series - 2006 C6 (Class AJ)
14,180	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	14,181
		Series - 2007 C6 (Class AM)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,127
		Series - 2013 C7 (Class A4)
556,244		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	545,724
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,238,171
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	498,910
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	238,387
		Series - 2013 C9 (Class B)
181,138		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	184,199
		Series - 2013 C12 (Class ASB)
129,984		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	129,787
		Series - 2014 C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	570,434
		Series - 2014 C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,268,160
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,044,412
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,450,763
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	988,202
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,011,343
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	2,979,883
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	1,988,579
		Series - 2017 C33 (Class A5)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,246,811
		Series - 2012 C4 (Class A4)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	536,260
		Series - 2016 UBS9 (Class A4)
168

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Morgan Stanley Capital I Trust	4.238%	10/15/51	$1,585,708
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,100,175
		Series - 2018 L1 (Class A2)
1,500,000		Morgan Stanley Capital I Trust	4.407	10/15/51	1,575,430
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I, Inc	3.997	07/15/51	1,034,190
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I, Inc	4.851	07/15/51	995,670
		Series - 2018 H3 (Class C)
26,055	i	TIAA Seasoned Commercial Mortgage Trust	5.481	08/15/39	26,086
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,498,952
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	500,820
		Series - 2013 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,010,602
		Series - 2012 C2 (Class A4)
326,470		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	328,659
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	101,913
		Series - 2012 C1 (Class B)
1,000,000		UBS Commercial Mortgage Trust	2.998	08/15/50	1,000,534
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,471,002
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	988,254
		Series - 2017 C3 (Class AS)
1,000,000		UBS Commercial Mortgage Trust	3.147	10/15/50	1,002,340
		Series - 2017 C4 (Class A2)
10,000,000		UBS Commercial Mortgage Trust	3.713	02/15/51	10,163,995
		Series - 2018 C8 (Class A2)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,085,721
		Series - 2018 C12 (Class A5)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	883,401
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,018,414
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	481,309
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,877,102
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	456,765
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	978,830
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,059,529
		Series - 2018 C46 (Class A4)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	109,728
		Series - 2016 C33 (Class C)
1,075,000		WF-RBS Commercial Mortgage Trust	3.037	03/15/45	1,066,318
		Series - 2013 C11 (Class A4)
169

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000	i	WF-RBS Commercial Mortgage Trust	4.821%	06/15/45	$250,084
		Series - 2012 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	397,243
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	764,124
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	600,871
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	501,094
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,033,061
		Series - 2014 C19 (Class B)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	497,793
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			189,333,580

		TOTAL STRUCTURED ASSETS			272,232,509
		(Cost $276,679,289)

		TOTAL BONDS			10,428,583,889
		(Cost $10,597,900,898)

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.3%

26,500,000		Federal Home Loan Bank (FHLB)	2.150	01/02/19	26,500,000
		TOTAL GOVERNMENT AGENCY DEBT			26,500,000

TREASURY DEBT - 0.0%
1,590,000		United States Treasury Bill	2.241	01/08/19	1,589,396
		TOTAL TREASURY DEBT			1,589,396

		TOTAL SHORT-TERM INVESTMENTS			28,089,396
		(Cost $28,087,725)

		TOTAL INVESTMENTS - 99.6%			10,456,673,285
		(Cost $10,625,988,623)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			40,834,847
		NET ASSETS - 100.0%			$10,497,508,132

Abbreviation(s):
DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
170

TIAA-CREF FUNDS - Bond Index Fund

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $55,713,159 or 0.5% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
171

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 2.4%

AUTOMOBILES & COMPONENTS - 0.1%
$2,750,281	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.272%	04/01/24	$2,606,743
		TOTAL AUTOMOBILES & COMPONENTS				2,606,743

CAPITAL GOODS - 0.1%
2,564,489	i	CHI Overhead Doors, Inc	LIBOR 1 M + 3.250%	5.772	07/31/22	2,474,732
394,000	i	Penn Engineering & Manufacturing Corp	LIBOR 1 M + 2.750%	5.272	06/27/24	379,552
490,000	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	5.979	11/20/23	466,725
1,499,409	i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.022	06/09/23	1,411,319
		TOTAL CAPITAL GOODS				4,732,328

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,970,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.272	06/28/24	1,903,512
2,940,300	i	Creative Artists Agency LLC	LIBOR 1 M + 3.000%	5.470	02/15/24	2,830,039
3,106,841	i	ProQuest LLC	LIBOR 1 M + 3.250%	5.772	10/24/21	3,021,403
1,763,490	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.686	11/14/22	1,678,842
3,061,809	i	Trans Union LLC	LIBOR 1 M + 2.000%	4.522	04/07/23	2,939,337
198,466	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.595	05/16/22	192,016
1,133,255	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 3.250%	5.595	05/16/22	1,096,424
1,462,383	i	West Corp	LIBOR 3 M + 4.000%	6.527	10/10/24	1,339,002
1,196,736	i	XPO Logistics, Inc	LIBOR 3 M + 2.000%	4.509	02/24/25	1,140,226
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				16,140,801

CONSUMER DURABLES & APPAREL - 0.0%
972,105	i	FullBeauty Brands Holdings Corp	LIBOR 3 M + 4.750%	7.277	10/14/22	282,882
		TOTAL CONSUMER DURABLES & APPAREL				282,882

CONSUMER SERVICES - 0.3%
2,750,946	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.272	07/28/22	2,603,771
3,278,858	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.553	02/21/25	3,141,572
1,626,038	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.272	05/02/22	1,546,362
2,277,043	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.245	08/14/24	2,131,472
3,529,071	i	Sterling Midco Holdings, Inc	LIBOR 1 M + 3.500%	6.022	06/19/24	3,461,418
		TOTAL CONSUMER SERVICES				12,884,595

DIVERSIFIED FINANCIALS - 0.0%
108,750	i	Donnelley Financial Solutions, Inc	LIBOR 1 W + 3.000%	5.420	09/29/23	106,100
		TOTAL DIVERSIFIED FINANCIALS				106,100

ENERGY - 0.1%
1,435,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.897	12/31/21	1,402,713
3,000,000	i	Ultra Resources, Inc	LIBOR 3 M + 4.000%	5.469	04/12/24	2,666,250
		TOTAL ENERGY				4,068,963
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.1%
$112,290	i	Albertsons LLC	LIBOR 3 M + 3.000%	5.691%	06/22/23	$106,395
1,590,121	i	Albertson’s LLC	LIBOR 1 M + 3.000%	5.522	11/17/25	1,504,652
1,135,625	i	Give & Go Prepared Foods Corp	LIBOR 3 M + 4.250%	7.053	07/29/23	993,672
		TOTAL FOOD & STAPLES RETAILING				2,604,719

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
625,625	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	5.272	03/01/24	591,998
613,764	i	Greatbatch Ltd	LIBOR 1 M + 3.000%	5.390	10/27/22	596,788
1,466,977	i	Midwest Physician Administrative Services LLC	LIBOR 1 M + 2.750%	5.272	08/15/24	1,408,298
1,915,582	i	Onex Schumacher Finance LP	LIBOR 1 M + 4.000%	6.522	07/29/22	1,819,803
975,000	i	Precyse Acquisition Corp	LIBOR 1 M + 4.500%	7.020	10/20/22	928,688
220,500	i	Press Ganey Holdings, Inc	LIBOR 1 M + 2.750%	5.272	10/23/23	211,404
2,097,489	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	5.272	02/06/24	1,869,387
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				7,426,366

INSURANCE - 0.1%
221,077	i	Acrisure LLC	LIBOR 1 M + 4.250%	6.772	11/22/23	213,754
477,839	i	AssuredPartners, Inc	LIBOR 1 M + 3.250%	5.772	10/22/24	450,067
1,758,308	i	Asurion LLC	LIBOR 1 M + 3.000%	5.522	08/04/22	1,685,462
335,616	i	Asurion LLC	LIBOR 1 M + 3.000%	5.522	11/03/23	320,933
800,000	i	Asurion LLC	LIBOR 1 M + 6.500%	9.022	08/04/25	789,504
1,240,625	i	Deerfield Holdings Corp	LIBOR 1 M + 3.250%	5.772	02/13/25	1,171,100
		TOTAL INSURANCE				4,630,820

MATERIALS - 0.2%
4,000,000	h,i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.387	10/03/22	3,900,000
788,000	i	Flex Acquisition Co, Inc	LIBOR 1 M + 3.000%	5.349	12/31/23	741,374
251,241	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.470	10/21/24	235,790
419,688	i	Plastipak Holdings, Inc	LIBOR 1 M + 2.500%	5.030	10/15/24	401,011
1,347,420	i	Plaze, Inc	LIBOR 1 and 3 M + 3.500%	5.896	07/29/22	1,337,314
721,154	i	Quikrete Holdings, Inc	LIBOR 1 M + 2.750%	5.272	11/15/23	685,550
194,547	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	188,432
448,953	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	434,843
		TOTAL MATERIALS				7,924,314

MEDIA & ENTERTAINMENT - 0.2%
2,398,340	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 3.750%	6.553	07/08/22	2,229,257
1,535,215	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.705	07/17/25	1,453,081
775,888	i	EIG Investors Corp	LIBOR 1 and 3 M + 3.750%	6.441	02/09/23	749,376
471,438	i	Lions Gate Capital Holdings LLC	LIBOR 1 M + 2.250%	4.772	03/24/25	452,877
437,500	i	Match Group, Inc	LIBOR 2 M + 2.500%	5.090	11/16/22	433,125
3,132,803	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.272	03/15/24	2,828,670
		TOTAL MEDIA & ENTERTAINMENT				8,146,386
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$1,802,188	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.022%	09/26/24	$1,612,958
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1,612,958

REAL ESTATE - 0.1%
2,793,000	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.772	08/21/25	2,667,315
316,063	i	MGM Growth Properties LLC	LIBOR 1 M + 2.000%	4.522	03/23/25	301,953
668,250	i	Ten-X LLC	LIBOR 1 M + 4.000%	6.522	09/29/24	646,532
		TOTAL REAL ESTATE				3,615,800

RETAILING - 0.2%
1,451,833	i	Academy Ltd	LIBOR 1 M + 4.000%	6.510	07/01/22	960,024
905,690	i	Men’s Wearhouse, Inc	LIBOR 1 M + 3.250%	5.599	04/09/25	870,594
2,919,344	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.520	03/11/22	2,298,983
1,500,000		Sally Holdings LLC		4.500	07/05/24	1,365,000
1,036,827	i	Sally Holdings LLC	LIBOR 1 M + 2.250%	4.780	07/05/24	987,578
1,980,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.541	09/12/24	1,894,207
		TOTAL RETAILING				8,376,386

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
742,500	i	Brooks Automation, Inc	LIBOR 3 M + 2.500%	4.910	10/04/24	712,800
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				712,800

SOFTWARE & SERVICES - 0.3%
2,549,625	i	DTI Holdco, Inc	LIBOR 3 M + 4.750%	7.277	10/02/23	2,377,525
887,799	i	First Data Corp	LIBOR 1 M + 2.000%	4.504	07/08/22	851,178
930,644	i	Infor US, Inc	LIBOR 1 M + 2.750%	5.272	02/01/22	890,366
2,133,875	i	Mitchell International, Inc	LIBOR 1 M + 3.250%	5.772	11/29/24	2,052,532
2,106,348	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	4.772	07/08/22	2,043,157
		TOTAL SOFTWARE & SERVICES				8,214,758

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
893,497	i	MKS Instruments, Inc	LIBOR 1 M + 1.750%	4.270	05/01/23	844,354
528,144	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.710	07/05/23	508,339
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				1,352,693

TELECOMMUNICATION SERVICES - 0.0%
1,167,180	i	CNT Holdings III Corp	LIBOR 1 M + 3.250%	5.780	01/22/23	1,119,909
		TOTAL TELECOMMUNICATION SERVICES				1,119,909

UTILITIES - 0.0%
980,044	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.522	07/14/23	964,932
		TOTAL UTILITIES				964,932

		TOTAL BANK LOAN OBLIGATIONS				97,525,253
		(Cost $103,765,837)

BONDS - 93.4%

CORPORATE BONDS - 32.1%

AUTOMOBILES & COMPONENTS - 0.6%
350,000	g	Adient Global Holdings Ltd		4.875	08/15/26	267,750
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$720,000	g	Allison Transmission, Inc	5.000%	10/01/24	$691,200
950,000		Aptiv plc	3.150	11/19/20	942,880
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,438,125
1,000,000		Ford Motor Co	7.450	07/16/31	1,031,681
2,325,000	g	Gates Global LLC	6.000	07/15/22	2,278,500
2,300,000		General Motors Co	4.200	10/01/27	2,074,186
1,350,000		General Motors Co	6.600	04/01/36	1,315,339
1,325,000		General Motors Co	6.250	10/02/43	1,243,312
1,325,000		General Motors Co	5.200	04/01/45	1,100,047
750,000		General Motors Co	6.750	04/01/46	726,836
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	720,000
2,000,000	g	Hyundai Capital America	3.250	09/20/22	1,944,956
4,000,000	g	Hyundai Capital America	4.125	06/08/23	4,004,311
250,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	237,500
250,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	228,750
250,000	g,o	IHO Verwaltungs GmbH	4.750	09/15/26	217,643
1,450,000		Magna International, Inc	3.625	06/15/24	1,456,183
1,875,000	g	Nemak SAB de C.V.	4.750	01/23/25	1,748,438
1,450,000	g	Schaeffler Finance BV	4.750	05/15/23	1,388,375
		TOTAL AUTOMOBILES & COMPONENTS			25,056,012

BANKS - 5.2%
1,900,000	g	Akbank TAS	7.200	03/16/27	1,669,386
2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,688,680
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,516,890
3,575,000	g	Banco del Estado de Chile	2.668	01/08/21	3,494,563
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	1,908,020
1,400,000		Banco Santander S.A.	3.125	02/23/23	1,323,548
800,000		Banco Santander S.A.	3.800	02/23/28	711,996
1,000,000		Bank of America Corp	5.490	03/15/19	1,004,538
10,000,000		Bank of America Corp	2.250	04/21/20	9,891,753
3,225,000		Bank of America Corp	2.151	11/09/20	3,166,525
2,150,000		Bank of America Corp	3.875	08/01/25	2,127,873
4,200,000		Bank of America Corp	3.248	10/21/27	3,883,939
2,500,000		Bank of America Corp	3.419	12/20/28	2,336,760
4,000,000		Bank of America Corp	3.970	03/05/29	3,890,462
5,000,000	g	Bank of Montreal	2.500	01/11/22	4,939,681
1,275,000		Bank of Montreal	3.803	12/15/32	1,180,650
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	944,499
1,500,000		Barclays plc	4.338	05/16/24	1,458,284
1,550,000		Barclays plc	3.650	03/16/25	1,432,290
1,000,000	g	BNG Bank NV	3.125	11/08/21	1,012,245
3,000,000		Capital One Bank USA NA	2.650	08/08/22	2,880,766
300,000		Capital One Bank USA NA	3.375	02/15/23	289,654
4,000,000		Capital One NA	2.350	01/31/20	3,948,837
5,000,000		CitiBank NA	2.100	06/12/20	4,916,480
9,200,000		Citigroup, Inc	3.200	10/21/26	8,496,197
1,650,000		Citigroup, Inc	4.300	11/20/26	1,587,493
2,150,000		Citigroup, Inc	3.668	07/24/28	2,032,204
2,000,000		Citigroup, Inc	4.650	07/23/48	1,957,370
1,525,000		Citizens Bank NA	2.650	05/26/22	1,481,521
1,325,000		Compass Bank	2.875	06/29/22	1,269,582
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,400,000	g	Cooperatieve Rabobank UA	3.875%	09/26/23	$1,404,754
5,725,000		Cooperatieve Rabobank UA	3.750	07/21/26	5,367,818
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,148,219
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,044,922
2,325,000	g	Credit Agricole S.A.	3.250	10/04/24	2,173,668
2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,872,738
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,561,257
1,206,000		Discover Bank	3.200	08/09/21	1,193,422
450,000		Discover Bank	3.450	07/27/26	412,859
4,075,000		HSBC Holdings plc	2.650	01/05/22	3,953,103
1,275,000		HSBC Holdings plc	3.262	03/13/23	1,247,732
1,100,000		HSBC Holdings plc	3.033	11/22/23	1,064,646
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,396,699
4,300,000		HSBC Holdings plc	4.292	09/12/26	4,246,404
750,000		HSBC Holdings plc	4.375	11/23/26	726,464
1,250,000		HSBC Holdings plc	4.041	03/13/28	1,196,584
2,625,000		Huntington National Bank	2.500	08/07/22	2,535,882
1,075,000	g	ING Groep NV	4.625	01/06/26	1,082,775
800,000	g	Intesa Sanpaolo S.p.A	3.875	01/12/28	683,623
5,000,000		JPMorgan Chase & Co	2.250	01/23/20	4,949,642
3,275,000		JPMorgan Chase & Co	2.295	08/15/21	3,195,096
2,175,000		JPMorgan Chase & Co	2.776	04/25/23	2,108,881
700,000		JPMorgan Chase & Co	2.700	05/18/23	672,330
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,929,210
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,884,493
4,075,000		JPMorgan Chase & Co	2.950	10/01/26	3,765,382
4,000,000		JPMorgan Chase & Co	4.452	12/05/29	4,071,120
2,325,000		JPMorgan Chase & Co	3.882	07/24/38	2,118,320
775,000		KeyBank NA	2.500	12/15/19	770,254
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	772,685
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,176,119
2,500,000		Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	2,511,371
1,725,000	g	Mitsubishi UFJ Trust & Banking Corp	2.450	10/16/19	1,715,187
2,200,000		Mizuho Financial Group, Inc	3.922	09/11/24	2,223,120
3,500,000		PNC Bank NA	2.600	07/21/20	3,468,728
1,275,000		PNC Bank NA	2.450	11/05/20	1,259,127
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,478,452
10,000,000	g	Royal Bank of Canada	3.350	10/22/21	10,103,863
2,900,000		Royal Bank of Canada	3.700	10/05/23	2,911,442
2,325,000		Santander Holdings USA, Inc	3.400	01/18/23	2,234,178
975,000		Santander Holdings USA, Inc	4.400	07/13/27	923,064
675,000		Santander UK Group Holdings plc	3.571	01/10/23	646,066
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	2,956,602
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,487,898
2,800,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	2,730,029
3,675,000		Sumitomo Mitsui Financial Group, Inc	2.778	10/18/22	3,570,799
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,338,275
575,000		SunTrust Banks, Inc	2.750	05/01/23	555,209
1,000,000		SunTrust Banks, Inc	4.050	11/03/25	1,017,353
2,700,000		Toronto-Dominion Bank	1.850	09/11/20	2,650,131
475,000		Toronto-Dominion Bank	3.625	09/15/31	448,851
2,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,136,350
2,300,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,939,944
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	Turkiye Vakiflar Bankasi TAO	5.750%	01/30/23	$1,754,744
850,000	g	UBS AG.	2.450	12/01/20	834,472
675,000	g	UBS AG.	4.500	06/26/48	698,323
400,000		UnionBanCal Corp	3.500	06/18/22	400,936
5,000,000		Westpac Banking Corp	2.750	01/11/23	4,851,666
1,700,000		Westpac Banking Corp	4.322	11/23/31	1,605,978
2,400,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	2,075,400
		TOTAL BANKS			208,697,345

CAPITAL GOODS - 0.7%
2,000,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,968,804
1,300,000		Anixter, Inc	5.125	10/01/21	1,296,750
1,500,000	g	Anixter, Inc	6.000	12/01/25	1,488,750
700,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	675,500
600,000	g	Cloud Crane LLC	10.125	08/01/24	616,500
1,350,000		General Electric Co	4.125	10/09/42	1,053,029
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,656,307
1,475,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,460,563
375,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	373,239
467,000		Mosaic Co	4.875	11/15/41	425,888
1,750,000		Rockwell Collins, Inc	3.500	03/15/27	1,643,603
1,300,000		Roper Technologies, Inc	3.800	12/15/26	1,268,253
1,790,000	g	Stena AB	7.000	02/01/24	1,628,900
475,000		Textron, Inc	3.875	03/01/25	463,206
2,000,000		TransDigm, Inc	6.000	07/15/22	1,952,500
200,000		Trimble, Inc	4.900	06/15/28	197,040
5,000,000		United Technologies Corp	4.125	11/16/28	4,964,831
2,600,000		United Technologies Corp	4.450	11/16/38	2,524,929
		TOTAL CAPITAL GOODS			25,658,592

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,825,000		ADT Corp	6.250	10/15/21	1,850,094
1,035,000		ADT Corp	3.500	07/15/22	957,375
3,150,000		AECOM	5.875	10/15/24	3,102,750
2,997,203	g	British Airways	3.800	09/20/31	2,938,518
1,349,000	g	Herc Rentals, Inc	7.750	06/01/24	1,406,332
400,000	g	KAR Auction Services, Inc	5.125	06/01/25	361,000
1,000,000		Republic Services, Inc	3.550	06/01/22	1,004,121
1,550,000		Republic Services, Inc	2.900	07/01/26	1,462,769
200,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	194,000
675,000		RR Donnelley & Sons Co	6.500	11/15/23	666,562
5,000,000		United Airlines Pass Through Trust	3.700	03/01/30	4,878,401
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,343,063
1,000,000		United Rentals North America, Inc	6.500	12/15/26	985,000
1,550,000		Waste Management, Inc	2.900	09/15/22	1,524,835
2,100,000		Waste Management, Inc	3.150	11/15/27	2,006,136
475,000		Waste Management, Inc	3.900	03/01/35	461,483
550,000		Waste Management, Inc	4.100	03/01/45	531,660
2,050,000	g	XPO Logistics, Inc	6.500	06/15/22	2,032,063
1,000,000	g	XPO Logistics, Inc	6.125	09/01/23	962,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			28,668,662
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.2%
$1,000,000		DR Horton, Inc	5.750%	08/15/23	$1,051,302
325,000	g	Hanesbrands, Inc	4.625	05/15/24	304,688
2,250,000		Lennar Corp	4.500	04/30/24	2,126,250
1,870,000		Lennar Corp	5.875	11/15/24	1,870,000
1,600,000	g	LGI Homes, Inc	6.875	07/15/26	1,436,000
1,725,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,686,690
600,000		PulteGroup, Inc	5.500	03/01/26	577,500
		TOTAL CONSUMER DURABLES & APPAREL			9,052,430

CONSUMER SERVICES - 1.0%
1,300,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	1,197,053
8,000,000	g	Anheuser-Busch Cos LLC	3.650	02/01/26	7,561,919
1,500,000		Aramark Services, Inc	5.125	01/15/24	1,485,000
1,000,000		Aramark Services, Inc	4.750	06/01/26	940,000
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,565,437
600,000		Boyd Gaming Corp	6.375	04/01/26	580,500
900,000		Boyd Gaming Corp	6.000	08/15/26	841,500
1,200,000	g	Cott Holdings, Inc	5.500	04/01/25	1,131,000
4,535,000		George Washington University	4.126	09/15/48	4,544,855
600,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	567,000
1,070,000	g	International Game Technology	6.250	02/15/22	1,072,675
2,070,000	g	International Game Technology	6.500	02/15/25	2,038,950
1,500,000		MGM Resorts International	6.750	10/01/20	1,541,250
1,000,000		MGM Resorts International	6.625	12/15/21	1,025,000
2,745,000		Northwestern University	3.812	12/01/50	2,731,666
1,905,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,964,531
1,025,000	g	Sands China Ltd	5.125	08/08/25	1,015,377
1,400,000	g	Sands China Ltd	5.400	08/08/28	1,351,853
325,000	g	Scientific Games International, Inc	5.000	10/15/25	290,062
3,000,000		Service Corp International	4.625	12/15/27	2,820,000
1,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	945,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,308,300
		TOTAL CONSUMER SERVICES			38,518,928

DIVERSIFIED FINANCIALS - 3.8%
1,240,000		AerCap Ireland Capital DAC	3.500	01/15/25	1,131,814
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,006,852
6,200,000		American Express Co	2.500	08/01/22	5,983,810
1,500,000		American Express Credit Corp	2.700	03/03/22	1,470,229
1,500,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	1,461,616
1,750,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	1,671,250
275,000		Bank of New York Mellon Corp	5.450	05/15/19	277,523
1,400,000		Bank of New York Mellon Corp	3.500	04/28/23	1,404,117
2,850,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,472,403
2,775,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,690,985
500,000	g	BPCE S.A.	4.000	09/12/23	494,322
1,300,000	g	BPCE S.A.	4.625	07/11/24	1,278,230
435,000	g	BPCE S.A.	4.500	03/15/25	421,147
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,500,000	g,i	Caelus Re V Ltd	US Treasury Bill 3 M + 3.210%	5.565%	06/05/20	$3,035,550
2,850,000	g	Comcel Trust		6.875	02/06/24	2,902,411
2,500,000	g	Credit Suisse Group AG.		2.997	12/14/23	2,378,837
775,000	g	Credit Suisse Group AG.		4.282	01/09/28	748,078
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	3,998,502
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,224,227
2,750,000	g	Daimler Finance North America LLC		2.200	10/30/21	2,651,956
2,350,000		Deutsche Bank AG.		3.950	02/27/23	2,218,627
1,550,000		Ford Motor Credit Co LLC		2.425	06/12/20	1,509,043
1,000,000		Ford Motor Credit Co LLC		5.750	02/01/21	1,019,864
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,604,469
2,800,000		Ford Motor Credit Co LLC		3.815	11/02/27	2,363,724
4,088,000		GE Capital International Funding Co		2.342	11/15/20	3,945,004
1,307,000		GE Capital International Funding Co		4.418	11/15/35	1,099,588
3,000,000		General Electric Capital Corp		3.450	05/15/24	2,817,762
115,000		General Electric Capital Corp		6.875	01/10/39	120,408
1,325,000		General Motors Financial Co, Inc		3.950	04/13/24	1,258,277
1,050,000		Goldman Sachs Group, Inc		3.500	01/23/25	995,725
11,225,000		Goldman Sachs Group, Inc		3.691	06/05/28	10,437,980
1,300,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,143,596
1,425,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,358,791
2,000,000	g	GrupoSura Finance S.A.		5.500	04/29/26	2,000,000
2,250,000	g	GTH Finance BV		7.250	04/26/23	2,303,775
1,000,000		Icahn Enterprises LP		5.875	02/01/22	980,000
2,000,000		Icahn Enterprises LP		6.250	02/01/22	1,975,000
2,000,000		ICICI Bank Ltd		3.125	08/12/20	1,973,712
2,650,000	g	ICICI Bank Ltd		3.800	12/14/27	2,393,552
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,094,809
800,000		Jefferies Group LLC		4.150	01/23/30	686,467
300,000		Legg Mason, Inc		2.700	07/15/19	299,166
425,000		Legg Mason, Inc		3.950	07/15/24	418,864
850,000	g	Lincoln Finance Ltd		7.375	04/15/21	860,625
6,550,000		Morgan Stanley		3.125	01/23/23	6,393,922
6,000,000		Morgan Stanley		3.737	04/24/24	5,954,167
4,700,000		Morgan Stanley		3.700	10/23/24	4,621,576
6,275,000		Morgan Stanley		3.125	07/27/26	5,791,724
400,000		Navient Corp		6.625	07/26/21	386,000
1,500,000	g	Nederlandse Waterschapsbank NV		1.875	04/14/22	1,458,372
2,000,000	g	Park Aerospace Holdings Ltd		5.250	08/15/22	1,935,000
1,335,000	g	Power Finance Corp Ltd		6.150	12/06/28	1,302,278
1,850,000	g	Quicken Loans, Inc		5.250	01/15/28	1,637,250
5,000,000	g,i	Sanders Re Ltd	LIBOR 6 M + 2.570%	5.644	12/06/21	4,923,000
5,775,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	5,228,662
1,325,000		TD Ameritrade Holding Corp		3.300	04/01/27	1,268,014
1,400,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	1,384,947
2,275,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	2,201,820
1,975,000		Unilever Capital Corp		2.900	05/05/27	1,875,551
15,850,000		Wells Fargo & Co		2.625	07/22/22	15,282,765
2,800,000		Wells Fargo & Co		3.000	04/22/26	2,610,467
875,000		Wells Fargo & Co		3.584	05/22/28	840,536
		TOTAL DIVERSIFIED FINANCIALS				153,678,738
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 3.7%
$1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/02/47	$1,415,562
600,000		AmeriGas Partners LP	5.625	05/20/24	567,000
400,000		AmeriGas Partners LP	5.875	08/20/26	365,000
1,000,000		AmeriGas Partners LP	5.750	05/20/27	885,000
800,000		Anadarko Petroleum Corp	5.550	03/15/26	838,248
2,100,000		Anadarko Petroleum Corp	4.500	07/15/44	1,781,764
600,000		Andeavor Logistics LP	4.250	12/01/27	566,726
800,000		Andeavor Logistics LP	5.200	12/01/47	721,126
300,000	g	APT Pipelines Ltd	4.250	07/15/27	292,072
825,000		BP Capital Markets America, Inc	2.520	09/19/22	797,781
1,000,000		BP Capital Markets America, Inc	3.796	09/21/25	1,005,268
4,500,000		BP Capital Markets America, Inc	3.588	04/14/27	4,398,690
1,111,000		BP Capital Markets plc	2.315	02/13/20	1,101,375
1,425,000		BP Capital Markets plc	3.279	09/19/27	1,357,119
173,000	†	California Resources Corp	6.000	11/15/24	105,530
430,000		Calumet Specialty Products Partners LP	6.500	04/15/21	359,050
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	403,750
400,000		Calumet Specialty Products Partners LP	7.750	04/15/23	304,000
1,325,000		Cenovus Energy, Inc	4.450	09/15/42	1,037,307
300,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	316,500
750,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	746,250
2,250,000	g	Cheniere Energy Partners LP	5.625	10/01/26	2,103,750
775,000		Cimarex Energy Co	3.900	05/15/27	719,547
2,100,000		Cloud Peak Energy Resources LLC	12.000	11/01/21	1,197,000
1,600,000	g	Colonial Pipeline Co	4.250	04/15/48	1,536,346
1,550,000		Concho Resources, Inc	3.750	10/01/27	1,459,951
2,150,000		Continental Resources, Inc	4.375	01/15/28	2,023,796
2,325,000		Crestwood Midstream Partners LP	5.750	04/01/25	2,156,437
2,500,000	g	Denbury Resources, Inc	7.500	02/15/24	2,012,500
700,000		Devon Energy Corp	5.000	06/15/45	620,713
1,400,000		Ecopetrol S.A.	5.875	05/28/45	1,319,906
1,500,000	g	Empresa Nacional del Petroleo	5.250	11/06/29	1,524,966
2,150,000		Enbridge, Inc	3.700	07/15/27	2,037,508
1,675,000		Energy Transfer Partners LP	4.750	01/15/26	1,628,740
2,000,000		Energy Transfer Partners LP	4.950	06/15/28	1,960,759
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,010,415
2,000,000		Enterprise Products Operating LLC	4.150	10/16/28	1,991,164
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	909,811
1,951,000	†,g	EP Energy LLC	9.375	05/01/24	868,195
1,400,000		EQT Corp	3.900	10/01/27	1,207,591
4,400,000		Exterran Partners LP	6.000	04/01/21	4,224,000
2,175,000		Genesis Energy LP	6.500	10/01/25	1,914,000
3,750,000		Genesis Energy LP	6.250	05/15/26	3,215,625
2,925,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	2,829,938
800,000		HollyFrontier Corp	5.875	04/01/26	809,085
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,177,944
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	976,067
3,100,000		Kinder Morgan, Inc	4.300	03/01/28	3,043,416
400,000		Kinder Morgan, Inc	5.300	12/01/34	392,736
940,000		Kinder Morgan, Inc	5.400	09/01/44	899,591
975,000		Marathon Oil Corp	2.700	06/01/20	960,450
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,800,000		MPLX LP	4.125%	03/01/27	$2,667,341
1,475,000		MPLX LP	4.000	03/15/28	1,383,262
1,550,000		MPLX LP	4.500	04/15/38	1,355,158
1,550,000		MPLX LP	4.700	04/15/48	1,344,778
1,375,000		Murphy Oil Corp	6.875	08/15/24	1,367,475
500,000		Murphy Oil USA, Inc	6.000	08/15/23	502,500
450,000		Murphy Oil USA, Inc	5.625	05/01/27	432,000
300,000		Noble Energy, Inc	3.900	11/15/24	290,581
2,350,000		Noble Energy, Inc	3.850	01/15/28	2,127,589
1,575,000		Noble Energy, Inc	5.050	11/15/44	1,358,266
500,000		Noble Energy, Inc	4.950	08/15/47	433,144
1,710,000		Oasis Petroleum, Inc	6.875	03/15/22	1,611,675
1,500,000	g	Oasis Petroleum, Inc	6.250	05/01/26	1,260,000
575,000		ONE Gas, Inc	3.610	02/01/24	576,650
500,000		ONEOK, Inc	4.000	07/13/27	477,145
1,550,000		ONEOK, Inc	4.550	07/15/28	1,535,876
2,425,000	g	Peru LNG Srl	5.375	03/22/30	2,346,309
925,000	g	Petroamazonas EP	4.625	11/06/20	859,399
3,900,000		Petrobras Global Finance BV	7.375	01/17/27	4,007,250
2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,920,000
6,000,000		Petroleos Mexicanos	3.500	01/30/23	5,430,000
1,550,000		Petroleos Mexicanos	6.500	03/13/27	1,457,000
1,250,000		Petroleos Mexicanos	5.350	02/12/28	1,090,625
1,425,000		Phillips 66 Partners LP	3.550	10/01/26	1,332,593
1,025,000		Phillips 66 Partners LP	4.680	02/15/45	924,207
300,000		Phillips 66 Partners LP	4.900	10/01/46	274,139
800,000		Pioneer Natural Resources Co	7.500	01/15/20	831,221
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,719,766
3,500,000		Range Resources Corp	5.750	06/01/21	3,386,250
800,000		Regency Energy Partners LP	5.750	09/01/20	820,945
475,000		Regency Energy Partners LP	4.500	11/01/23	475,154
2,500,000	g	Reliance Industries Ltd	3.667	11/30/27	2,283,778
1,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	1,866,308
1,300,000		Shell International Finance BV	3.250	05/11/25	1,282,422
1,350,000		Shell International Finance BV	4.000	05/10/46	1,305,531
1,400,000		SM Energy Co	6.125	11/15/22	1,323,000
2,275,000		SM Energy Co	6.625	01/15/27	2,024,750
800,000		Spectra Energy Partners LP	3.500	03/15/25	764,020
375,000		Statoil ASA	2.450	01/17/23	364,337
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,284,389
500,000		Sunoco LP	4.875	01/15/23	487,500
1,500,000	g	Targa Resources Partners LP	5.875	04/15/26	1,458,750
160,000		Tesoro Logistics LP	5.500	10/15/19	161,349
225,000		Tesoro Logistics LP	6.375	05/01/24	232,313
550,000		Tesoro Logistics LP	5.250	01/15/25	560,039
3,200,000		TransCanada PipeLines Ltd	4.250	05/15/28	3,170,988
1,875,000	g	Transocean Guardian Ltd	5.875	01/15/24	1,795,313
1,900,000	g	Transocean Pontus Ltd	6.125	08/01/25	1,833,500
3,000,000	g	Tullow Oil plc	7.000	03/01/25	2,782,500
1,600,000	g	USA Compression Partners LP	6.875	04/01/26	1,536,000
1,550,000		Valero Energy Partners LP	4.500	03/15/28	1,518,583
950,000		Western Gas Partners LP	3.950	06/01/25	895,406
1,425,000		Western Gas Partners LP	4.650	07/01/26	1,378,737
425,000		Whiting Petroleum Corp	6.625	01/15/26	364,438
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000		Williams Partners LP	3.750%	06/15/27	$1,896,212
225,000		Williams Partners LP	4.900	01/15/45	204,396
1,000,000		WPX Energy, Inc	6.000	01/15/22	972,500
100,000		WPX Energy, Inc	8.250	08/01/23	104,500
2,100,000	g	YPF S.A.	6.950	07/21/27	1,711,500
2,000,000	g	YPF S.A.	7.000	12/15/47	1,430,000
		TOTAL ENERGY			150,688,422

FOOD & STAPLES RETAILING - 0.9%
860,000		Albertsons Cos LLC	6.625	06/15/24	797,650
2,350,000		CVS Health Corp	3.700	03/09/23	2,324,709
4,350,000		CVS Health Corp	2.875	06/01/26	3,964,101
6,950,000		CVS Health Corp	4.300	03/25/28	6,805,354
5,175,000		CVS Health Corp	4.780	03/25/38	4,964,382
825,000		CVS Health Corp	5.050	03/25/48	803,469
2,400,000		Ingles Markets, Inc	5.750	06/15/23	2,370,000
1,150,000		Kroger Co	3.700	08/01/27	1,086,236
2,150,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	2,021,684
5,700,000		Walmart, Inc	3.700	06/26/28	5,786,540
1,550,000		Walmart, Inc	3.950	06/28/38	1,537,484
		TOTAL FOOD & STAPLES RETAILING			32,461,609

FOOD, BEVERAGE & TOBACCO - 0.8%
1,319,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	1,296,452
1,750,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	1,703,910
2,725,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	2,446,273
2,625,000		BAT Capital Corp	3.557	08/15/27	2,331,652
700,000		Campbell Soup Co	4.150	03/15/28	652,076
1,400,000		ConAgra Brands, Inc	4.850	11/01/28	1,377,552
450,000		Constellation Brands, Inc	4.400	11/15/25	451,094
2,100,000		Constellation Brands, Inc	3.600	02/15/28	1,935,120
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,795,500
1,500,000		Diageo Capital plc	3.500	09/18/23	1,505,359
1,275,000		Diageo Capital plc	3.875	05/18/28	1,298,863
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,799,120
1,800,000	g	Grupo Bimbo SAB de C.V.	5.950	N/A‡	1,746,720
1,700,000	g	Heineken NV	3.500	01/29/28	1,640,299
725,000	g	Heineken NV	4.350	03/29/47	690,371
1,000,000		Kellogg Co	3.400	11/15/27	931,858
213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	207,143
2,725,000	g	MHP Lux S.A.	6.950	04/03/26	2,342,410
2,350,000		Mondelez International, Inc	4.125	05/07/28	2,346,396
775,000		PepsiCo, Inc	3.450	10/06/46	688,868
100,000		Philip Morris International, Inc	6.375	05/16/38	115,989
650,000		Tyson Foods, Inc	3.900	09/28/23	649,053
1,325,000		Tyson Foods, Inc	3.550	06/02/27	1,234,667
1,425,000		Tyson Foods, Inc	5.100	09/28/48	1,369,236
		TOTAL FOOD, BEVERAGE & TOBACCO			32,555,981

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
3,500,000		Anthem, Inc	3.650	12/01/27	3,345,955
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,625,000		Becton Dickinson and Co		3.700%	06/06/27	$4,372,371
1,950,000		Cardinal Health, Inc		3.410	06/15/27	1,772,698
1,000,000	g	Change Healthcare Holdings LLC		5.750	03/01/25	932,500
375,000		Covidien International Finance S.A.		3.200	06/15/22	373,929
5,000,000		Duke University Health System, Inc		3.920	06/01/47	4,887,821
925,000		Encompass Health Corp		5.750	11/01/24	915,750
2,000,000		HCA Holdings, Inc		6.250	02/15/21	2,045,000
975,000		HCA, Inc		5.875	03/15/22	999,375
1,875,000		HCA, Inc		5.500	06/15/47	1,776,562
2,000,000	g	MEDNAX, Inc		5.250	12/01/23	1,960,000
925,000		Medtronic, Inc		4.625	03/15/45	971,130
225,000		Tenet Healthcare Corp		6.000	10/01/20	227,813
1,200,000		Tenet Healthcare Corp		4.625	07/15/24	1,116,000
1,450,000		Tenet Healthcare Corp		6.875	11/15/31	1,218,000
1,035,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	955,652
1,150,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	1,069,386
550,000		Zimmer Biomet Holdings, Inc		3.700	03/19/23	544,098
1,290,000		Zimmer Holdings, Inc		3.550	04/01/25	1,226,614
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				30,710,654

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
405,000	g	First Quality Finance Co, Inc		4.625	05/15/21	391,838
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				391,838

INSURANCE - 1.1%
3,600,000		ACE INA Holdings, Inc		2.875	11/03/22	3,569,322
150,000		Aetna, Inc		6.625	06/15/36	176,093
1,500,000		Allstate Corp		3.280	12/15/26	1,470,879
2,000,000		Allstate Corp		5.750	08/15/53	1,950,000
550,000		American Financial Group, Inc		3.500	08/15/26	519,113
1,160,000		American International Group, Inc		3.750	07/10/25	1,111,176
1,725,000		American International Group, Inc		3.900	04/01/26	1,661,901
1,150,000		American International Group, Inc		4.200	04/01/28	1,110,197
3,275,000		Aon plc		3.500	06/14/24	3,197,728
700,000		CNA Financial Corp		3.950	05/15/24	693,460
625,000		CNA Financial Corp		3.450	08/15/27	581,834
5,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.481	07/13/20	4,924,000
3,025,000	g	Five Corners Funding Trust		4.419	11/15/23	3,111,848
250,000		Hartford Financial Services Group, Inc		4.300	04/15/43	232,548
1,800,000		Humana, Inc		3.950	03/15/27	1,759,524
650,000	g	Liberty Mutual Group, Inc		4.250	06/15/23	655,301
600,000		Lincoln National Corp		3.800	03/01/28	582,269
700,000		Markel Corp		3.500	11/01/27	660,947
475,000		Marsh & McLennan Cos, Inc		3.500	06/03/24	467,857
375,000		Marsh & McLennan Cos, Inc		3.500	03/10/25	368,544
875,000		MetLife, Inc		3.600	11/13/25	863,678
500,000		Orlando Health Obligated Group		2.981	10/01/20	496,176
2,350,000		Prudential Financial, Inc		3.878	03/27/28	2,363,032
300,000	g	Prudential Funding LLC		6.750	09/15/23	334,420
2,500,000	g,i	Residential Reinsurance 2016 Ltd	US Treasury Bill 3 M + 3.250%	5.605	06/06/20	2,466,250
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,250,000	g,i	Residential Reinsurance 2017 Ltd	US Treasury Bill 3 M + 3.050%	5.405%	06/06/21	$2,198,700
2,525,000		Travelers Cos, Inc		4.000	05/30/47	2,427,257
2,650,000		UnitedHealth Group, Inc		2.950	10/15/27	2,505,059
1,400,000		UnitedHealth Group, Inc		3.750	10/15/47	1,283,161
800,000	g	WellCare Health Plans, Inc		5.375	08/15/26	772,000
150,000		WR Berkley Corp		5.375	09/15/20	154,438
		TOTAL INSURANCE				44,668,712

MATERIALS - 1.7%
675,000		Albemarle Corp		5.450	12/01/44	675,576
200,000	g	Alcoa Nederland Holding BV		6.750	09/30/24	203,000
200,000	g	Alcoa Nederland Holding BV		7.000	09/30/26	204,000
500,000		ArcelorMittal		6.250	02/25/22	529,170
270,000		Bemis Co, Inc		3.100	09/15/26	246,282
1,000,000		Blue Cube Spinco, Inc		9.750	10/15/23	1,100,000
855,000		Blue Cube Spinco, Inc		10.000	10/15/25	966,150
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	2,761,815
675,000	g	CRH America Finance, Inc		3.400	05/09/27	620,017
950,000	g	CRH America Finance, Inc		3.950	04/04/28	904,456
680,000		Crown Americas LLC		4.500	01/15/23	663,850
1,000,000	g	Dow Chemical Co		4.550	11/30/25	1,017,779
675,000		Dow Chemical Co		4.375	11/15/42	593,080
3,600,000		DowDuPont, Inc		4.725	11/15/28	3,733,626
2,500,000		EI du Pont de Nemours & Co		2.200	05/01/20	2,482,101
2,550,000	g	Eldorado Gold Corp		6.125	12/15/20	2,320,500
1,300,000	g	FMG Resources Ltd		4.750	05/15/22	1,235,000
525,000	g	Glencore Funding LLC		4.000	03/27/27	478,520
1,500,000		International Paper Co		5.150	05/15/46	1,410,031
2,225,000		International Paper Co		4.350	08/15/48	1,906,256
2,125,000	g	Inversiones CMPC S.A.		4.375	04/04/27	2,017,135
630,000	g	James Hardie International Finance DAC		4.750	01/15/25	573,300
1,800,000	g	Klabin Finance S.A.		4.875	09/19/27	1,633,500
2,650,000	g	Mexichem SAB de C.V.		4.000	10/04/27	2,408,187
650,000		Newmont Mining Corp		3.500	03/15/22	643,187
1,050,000		Newmont Mining Corp		4.875	03/15/42	994,744
3,000,000	g	Nova Chemicals Corp		4.875	06/01/24	2,707,500
1,125,000		Nutrien Ltd		3.375	03/15/25	1,057,393
2,500,000	g	OCI NV		6.625	04/15/23	2,453,885
1,025,000		Olin Corp		5.125	09/15/27	943,000
2,400,000	g	Owens-Brockway Glass Container, Inc		5.875	08/15/23	2,406,000
1,650,000	g	POSCO		4.000	08/01/23	1,664,287
2,000,000		Rio Tinto Finance USA Ltd		3.750	06/15/25	2,005,076
680,000		Rock Tenn Co		4.450	03/01/19	681,107
820,000		Rock Tenn Co		4.900	03/01/22	843,888
1,550,000	g	SABIC Capital II BV		4.000	10/10/23	1,542,235
3,000,000	g	SABIC Capital II BV		4.500	10/10/28	2,983,185
2,150,000		SASOL Financing USA LLC		6.500	09/27/28	2,151,530
925,000		Sherwin-Williams Co		3.450	06/01/27	862,738
2,450,000		Steel Dynamics, Inc		5.250	04/15/23	2,416,313
2,000,000	g	Tronox Finance plc		5.750	10/01/25	1,620,000
1,500,000	g	Tronox, Inc		6.500	04/15/26	1,245,000
4,125,000	g	Univar, Inc		6.750	07/15/23	4,083,750
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Westlake Chemical Corp	3.600%	08/15/26	$366,941
		TOTAL MATERIALS			64,355,090

MEDIA & ENTERTAINMENT - 1.8%
125,000		21st Century Fox America, Inc	7.625	11/30/28	162,346
90,000		21st Century Fox America, Inc	6.550	03/15/33	113,890
575,000		21st Century Fox America, Inc	6.900	08/15/39	756,486
2,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	2,425,000
425,000		CBS Corp	2.900	06/01/23	405,042
850,000		CBS Corp	2.900	01/15/27	754,077
525,000		CBS Corp	3.375	02/15/28	476,311
1,000,000	g	CBS Radio, Inc	7.250	11/01/24	930,000
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	3,980,000
1,075,000		Charter Communications Operating LLC	3.579	07/23/20	1,073,665
345,000		Charter Communications Operating LLC	4.464	07/23/22	348,298
4,500,000		Charter Communications Operating LLC	4.908	07/23/25	4,472,580
2,500,000		Charter Communications Operating LLC	5.375	05/01/47	2,268,187
4,100,000		Comcast Corp	3.700	04/15/24	4,124,739
2,900,000		Comcast Corp	3.950	10/15/25	2,935,658
4,750,000		Comcast Corp	2.350	01/15/27	4,251,170
2,975,000		Comcast Corp	3.200	07/15/36	2,562,037
1,000,000		Comcast Corp	3.900	03/01/38	926,782
3,000,000		CSC Holdings LLC	6.750	11/15/21	3,075,000
850,000		Discovery Communications LLC	2.950	03/20/23	813,959
2,225,000		Discovery Communications LLC	3.950	03/20/28	2,064,328
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	1,996,875
325,000	g	EW Scripps Co	5.125	05/15/25	298,187
2,400,000	g	Gray Escrow, Inc	7.000	05/15/27	2,339,808
1,400,000	g	Gray Television, Inc	5.875	07/15/26	1,305,220
1,975,000	g	Indonesia Asahan Aluminium Persero PT	5.710	11/15/23	2,010,848
1,000,000		Lamar Media Corp	5.000	05/01/23	995,000
1,850,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	1,826,875
125,000		Match Group, Inc	6.375	06/01/24	127,187
975,000	g	Meredith Corp	6.875	02/01/26	953,062
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	697,774
925,000	g	Nielsen Finance LLC	5.000	04/15/22	883,375
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,681,500
300,000		Outfront Media Capital LLC	5.625	02/15/24	295,500
1,100,000		RELX Capital, Inc	3.500	03/16/23	1,091,216
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,524,500
2,110,000	g	Tegna, Inc	4.875	09/15/21	2,062,525
160,000	g	Tegna, Inc	5.500	09/15/24	155,000
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,415,363
475,000		Time Warner Cable, Inc	4.500	09/15/42	382,304
3,600,000		Time Warner, Inc	2.100	06/01/19	3,583,268
1,000,000		Time Warner, Inc	3.400	06/15/22	986,499
950,000		Time Warner, Inc	3.600	07/15/25	900,169
1,100,000		Time Warner, Inc	3.800	02/15/27	1,032,688
400,000	g	Univision Communications, Inc	5.125	02/15/25	351,000
600,000		Viacom, Inc	5.850	09/01/43	587,107
450,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	443,537
		TOTAL MEDIA & ENTERTAINMENT			71,845,942
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
$1,225,000		Abbott Laboratories	3.875%	09/15/25	$1,240,968
1,247,000		Abbott Laboratories	3.750	11/30/26	1,232,186
450,000		Abbott Laboratories	5.300	05/27/40	496,784
1,400,000		AbbVie, Inc	3.750	11/14/23	1,392,831
3,725,000		AbbVie, Inc	3.200	05/14/26	3,454,010
3,150,000		AbbVie, Inc	4.250	11/14/28	3,059,915
1,450,000		AbbVie, Inc	4.400	11/06/42	1,281,920
2,625,000		Actavis Funding SCS	3.800	03/15/25	2,563,682
2,400,000		Actavis Funding SCS	4.550	03/15/35	2,278,896
1,150,000		AstraZeneca plc	3.125	06/12/27	1,070,339
2,200,000		AstraZeneca plc	4.000	01/17/29	2,167,007
2,000,000	g	Bausch Health Companies, Inc	6.500	03/15/22	2,013,160
1,700,000	g	Bayer US Finance II LLC	4.375	12/15/28	1,624,086
1,200,000	g	Bayer US Finance II LLC	4.625	06/25/38	1,090,962
625,000		Celgene Corp	3.875	08/15/25	601,935
3,150,000		Celgene Corp	3.450	11/15/27	2,868,159
1,725,000		Gilead Sciences, Inc	2.950	03/01/27	1,606,843
450,000		Gilead Sciences, Inc	4.000	09/01/36	410,675
1,500,000		Gilead Sciences, Inc	4.150	03/01/47	1,383,669
2,000,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	2,033,675
2,000,000		Johnson & Johnson	2.900	01/15/28	1,918,067
900,000		Johnson & Johnson	3.400	01/15/38	838,738
1,100,000		Mylan NV	3.950	06/15/26	1,003,049
1,450,000	g	Mylan, Inc	4.550	04/15/28	1,352,221
1,900,000		Novartis Capital Corp	3.000	11/20/25	1,841,390
5,300,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	4,047,112
1,100,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,002,859
1,125,000	g	VRX Escrow Corp	5.875	05/15/23	1,040,625
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,915,763

REAL ESTATE - 1.0%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	339,794
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	434,891
1,200,000		American Tower Corp	3.000	06/15/23	1,154,477
475,000		American Tower Corp	3.375	10/15/26	442,133
1,200,000		American Tower Corp	3.600	01/15/28	1,121,868
1,250,000		Boston Properties LP	4.500	12/01/28	1,278,840
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	939,644
650,000		Brandywine Operating Partnership LP	3.950	11/15/27	617,927
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,692,267
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	508,624
800,000		Brixmor Operating Partnership LP	3.900	03/15/27	757,674
170,000		Camden Property Trust	4.625	06/15/21	174,174
1,250,000		Camden Property Trust	2.950	12/15/22	1,222,773
500,000		Camden Property Trust	4.100	10/15/28	506,516
780,000		Crown Castle International Corp	4.875	04/15/22	802,571
450,000		Crown Castle International Corp	3.700	06/15/26	429,495
775,000		Crown Castle International Corp	3.650	09/01/27	718,866
186

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$603,000		DDR Corp	3.625%	02/01/25	$576,017
650,000		DDR Corp	4.700	06/01/27	653,964
625,000		Digital Realty Trust LP	3.700	08/15/27	590,222
325,000		Duke Realty LP	3.250	06/30/26	309,265
625,000		Duke Realty LP	4.000	09/15/28	620,807
550,000		Equity One, Inc	3.750	11/15/22	549,096
775,000		Essex Portfolio LP	3.375	01/15/23	764,442
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	147,687
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,462,151
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	447,698
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	319,984
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,151,981
375,000		Highwoods Realty LP	3.875	03/01/27	364,001
725,000		Highwoods Realty LP	4.125	03/15/28	709,775
975,000		Kilroy Realty LP	4.750	12/15/28	993,631
350,000		Kimco Realty Corp	3.800	04/01/27	336,770
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,537,600
1,000,000		Mid-America Apartments LP	3.750	06/15/24	990,496
850,000		Mid-America Apartments LP	4.000	11/15/25	847,221
750,000		Mid-America Apartments LP	3.600	06/01/27	722,021
275,000		National Retail Properties, Inc	3.800	10/15/22	276,400
525,000		National Retail Properties, Inc	3.300	04/15/23	513,573
550,000		National Retail Properties, Inc	4.000	11/15/25	544,419
600,000		National Retail Properties, Inc	3.600	12/15/26	577,271
875,000		Regency Centers LP	3.900	11/01/25	861,846
925,000		Regency Centers LP	3.600	02/01/27	884,736
1,550,000		Ventas Realty LP	4.000	03/01/28	1,503,095
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,133,807
450,000		Weingarten Realty Investors	3.500	04/15/23	442,295
400,000		Weingarten Realty Investors	4.450	01/15/24	406,982
925,000		Weingarten Realty Investors	3.850	06/01/25	901,642
300,000		Weingarten Realty Investors	3.250	08/15/26	277,787
975,000		Welltower, Inc	4.000	06/01/25	962,671
3,500,000	g	WeWork Cos, Inc	7.875	05/01/25	3,106,250
		TOTAL REAL ESTATE			39,630,137

RETAILING - 0.7%
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,627,750
4,500,000		AutoNation, Inc	5.500	02/01/20	4,597,572
900,000		AutoNation, Inc	3.800	11/15/27	802,801
1,775,000		Home Depot, Inc	2.000	04/01/21	1,739,869
2,550,000		Home Depot, Inc	4.500	12/06/48	2,639,659
600,000		Home Depot, Inc	3.500	09/15/56	505,360
2,100,000		L Brands, Inc	6.875	11/01/35	1,753,920
2,100,000		L Brands, Inc	6.750	07/01/36	1,711,500
250,000	g	Lithia Motors, Inc	5.250	08/01/25	230,000
3,058,000		Men’s Wearhouse, Inc	7.000	07/01/22	3,073,290
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,334,608
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	1,994,850
3,450,000	†,g	PetSmart, Inc	7.125	03/15/23	2,009,625
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,081,925
400,000	g	Rolls-Royce plc	3.625	10/14/25	383,487
3,200,000	g	Staples, Inc	8.500	09/15/25	2,887,040
187

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,125,000		Target Corp	3.625%	04/15/46	$986,499
		TOTAL RETAILING			29,359,755

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
3,980,000		Intel Corp	2.875	05/11/24	3,882,523
975,000		Intel Corp	2.600	05/19/26	913,330
1,325,000		Intel Corp	3.734	12/08/47	1,226,362
700,000		Texas Instruments, Inc	2.625	05/15/24	676,402
775,000		Texas Instruments, Inc	4.150	05/15/48	774,474
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,473,091

SOFTWARE & SERVICES - 0.7%
825,000		Activision Blizzard, Inc	2.300	09/15/21	803,427
875,000		Activision Blizzard, Inc	3.400	09/15/26	822,298
2,000,000		Baidu, Inc	2.875	07/06/22	1,944,512
1,275,000		Baidu, Inc	4.375	05/14/24	1,288,194
1,700,000	g	Banff Merger Sub, Inc	9.750	09/01/26	1,555,500
1,199,000		Fidelity National Information Services, Inc	3.625	10/15/20	1,204,235
1,000,000	g	First Data Corp	5.750	01/15/24	976,590
500,000		IHS Markit Ltd	4.125	08/01/23	494,900
800,000		IHS Markit Ltd	4.750	08/01/28	781,024
3,000,000		Microsoft Corp	2.400	08/08/26	2,807,414
750,000		Microsoft Corp	4.100	02/06/37	771,073
1,180,000		Microsoft Corp	3.700	08/08/46	1,135,967
2,350,000		NCR Corp	5.875	12/15/21	2,291,250
1,925,000	g	Open Text Corp	5.875	06/01/26	1,886,500
2,200,000		Oracle Corp	2.500	05/15/22	2,153,370
3,575,000		Oracle Corp	2.650	07/15/26	3,314,917
1,175,000		Oracle Corp	3.800	11/15/37	1,100,095
1,500,000		Oracle Corp	4.000	11/15/47	1,397,901
1,600,000	g	Refinitiv US Holdings	8.250	11/15/26	1,462,000
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	726,350
650,000		salesforce.com, Inc	3.700	04/11/28	653,825
1,350,000		Total System Services, Inc	4.450	06/01/28	1,325,601
		TOTAL SOFTWARE & SERVICES			30,896,943

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
725,000		Amphenol Corp	3.125	09/15/21	718,470
5,575,000		Apple, Inc	2.450	08/04/26	5,155,339
7,825,000		Apple, Inc	3.200	05/11/27	7,556,026
875,000		Apple, Inc	4.650	02/23/46	930,452
800,000		Broadcom Corp	3.875	01/15/27	718,156
1,775,000		Broadcom Corp	3.500	01/15/28	1,538,777
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,098,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,729,000
525,000		Corning, Inc	4.375	11/15/57	439,327
2,550,000	g	Dell International LLC	4.420	06/15/21	2,547,378
675,000	g	Dell International LLC	5.875	06/15/21	674,247
650,000	g	Dell International LLC	7.125	06/15/24	661,375
3,050,000	g	Dell International LLC	6.020	06/15/26	3,065,177
800,000		L3 Technologies, Inc	3.850	06/15/23	801,195
188

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$725,000		Motorola Solutions, Inc	4.600%	02/23/28	$709,304
1,300,000	g	NXP BV	4.875	03/01/24	1,305,707
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,314,750
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,907,983
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,501,303
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	437,687
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			36,809,653

TELECOMMUNICATION SERVICES - 1.3%
5,675,000		AT&T, Inc	3.400	05/15/25	5,334,585
8,375,000		AT&T, Inc	4.300	02/15/30	7,919,624
2,085,000		AT&T, Inc	4.500	05/15/35	1,873,766
1,275,000		AT&T, Inc	5.150	11/15/46	1,186,332
1,050,000		AT&T, Inc	4.500	03/09/48	905,286
1,325,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	1,273,656
3,000,000	g	Deutsche Telekom International Finance BV	1.950	09/19/21	2,878,288
2,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,946,130
500,000		France Telecom S.A.	5.375	01/13/42	528,335
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,096,377
2,400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	2,287,805
450,000		Telefonica Emisiones SAU	4.103	03/08/27	433,908
925,000		T-Mobile USA, Inc	6.375	03/01/25	936,526
2,300,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,977,213
1,100,000		Verizon Communications, Inc	3.376	02/15/25	1,067,217
4,270,000		Verizon Communications, Inc	4.329	09/21/28	4,290,192
9,113,000		Verizon Communications, Inc	4.272	01/15/36	8,537,731
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,125,838
675,000		Verizon Communications, Inc	4.125	08/15/46	596,360
4,200,000		Vodafone Group plc	4.375	05/30/28	4,076,713
		TOTAL TELECOMMUNICATION SERVICES			51,271,882

TRANSPORTATION - 0.7%
400,000	g	Bombardier, Inc	7.750	03/15/20	406,000
600,000	g	Bombardier, Inc	6.125	01/15/23	562,500
1,000,000	g	Bombardier, Inc	7.500	03/15/25	942,500
225,000	m	Bristow Group, Inc	6.250	10/15/22	78,750
700,000		CSX Corp	3.800	03/01/28	687,190
950,000		CSX Corp	4.250	03/15/29	965,152
1,950,000		CSX Corp	3.800	11/01/46	1,719,919
1,500,000		CSX Corp	4.300	03/01/48	1,430,206
1,950,000		Delta Air Lines, Inc	3.625	03/15/22	1,908,165
1,575,000		Delta Air Lines, Inc	3.800	04/19/23	1,549,714
2,025,000	g	DP World Ltd	5.625	09/25/48	1,903,496
900,000		FedEx Corp	4.100	02/01/45	776,755
2,325,000		FedEx Corp	4.050	02/15/48	1,950,268
4,900,000		Kansas City Southern	2.350	05/15/20	4,825,848
1,485,000		Norfolk Southern Corp	4.150	02/28/48	1,387,638
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,799,816
725,000		Northrop Grumman Corp	4.030	10/15/47	660,349
1,550,000		Union Pacific Corp	3.950	09/10/28	1,548,854
1,575,000		Union Pacific Corp	4.500	09/10/48	1,555,252
		TOTAL TRANSPORTATION			26,658,372
189

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
UTILITIES - 2.6%
$325,000		AEP Transmission Co LLC		3.100%	12/01/26	$314,186
350,000		AEP Transmission Co LLC		4.000	12/01/46	334,668
2,020,000	g	AES Argentina Generacion S.A.		7.750	02/02/24	1,646,300
425,000		AES Corp		4.875	05/15/23	415,438
1,800,000		AGL Capital Corp		3.875	11/15/25	1,777,518
625,000		AGL Capital Corp		4.400	06/01/43	593,791
700,000		Alabama Power Co		4.150	08/15/44	685,781
1,850,000		Ameren Corp		3.650	02/15/26	1,817,672
525,000		American Water Capital Corp		3.000	12/01/26	497,531
500,000		American Water Capital Corp		4.000	12/01/46	471,619
1,475,000		American Water Capital Corp		3.750	09/01/47	1,327,331
250,000		Atmos Energy Corp		8.500	03/15/19	252,736
250,000		Atmos Energy Corp		4.125	10/15/44	241,495
1,325,000		Baltimore Gas & Electric Co		3.750	08/15/47	1,216,821
925,000		Black Hills Corp		4.250	11/30/23	933,097
325,000		Black Hills Corp		3.150	01/15/27	304,415
2,575,000	g	Calpine Corp		5.250	06/01/26	2,349,688
250,000		Carolina Power & Light Co		5.300	01/15/19	250,167
300,000		CenterPoint Energy Resources Corp		6.250	02/01/37	339,290
1,525,000	g	Cerro del Aguila S.A.		4.125	08/16/27	1,406,828
1,125,000	g	Clearway Energy Operating LLC		5.750	10/15/25	1,074,375
1,000,000		CMS Energy Corp		3.600	11/15/25	983,557
200,000		Commonwealth Edison Co		5.900	03/15/36	236,039
200,000		Connecticut Light & Power Co		5.500	02/01/19	200,309
900,000		Consolidated Edison, Inc		2.000	05/15/21	873,097
750,000		Dominion Resources, Inc		2.000	08/15/21	720,619
1,825,000		DTE Electric Co		3.750	08/15/47	1,700,218
1,175,000		Duke Energy Corp		1.800	09/01/21	1,124,609
1,725,000		Duke Energy Corp		2.650	09/01/26	1,571,281
1,175,000		Duke Energy Corp		3.750	09/01/46	1,017,312
3,600,000		Enel Chile S.A.		4.875	06/12/28	3,591,000
1,125,000		Entergy Corp		2.950	09/01/26	1,038,448
2,675,000	g	Eskom Holdings SOC Ltd		6.350	08/10/28	2,577,611
4,450,000	g	Eskom Holdings SOC Ltd		8.450	08/10/28	4,187,913
1,850,000		Exelon Generation Co LLC		3.400	03/15/22	1,820,766
1,625,000		Fortis, Inc		3.055	10/04/26	1,484,233
5,000,000	g,i	Golden State RE II Ltd	LIBOR 3 M + 2.200%	4.982	01/08/23	4,959,000
1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru		6.375	06/01/28	1,597,286
750,000		Indiana Michigan Power Co		3.750	07/01/47	685,452
2,000,000	g	Inkia Energy Ltd		5.875	11/09/27	1,852,520
125,000		Integrys Energy Group, Inc		4.170	11/01/20	126,706
4,000,000	g	Israel Electric Corp Ltd		4.250	08/14/28	3,808,188
100,000	g	Kansas Gas & Electric		6.700	06/15/19	101,474
1,900,000	g	KazTransGas JSC		4.375	09/26/27	1,757,131
350,000		LG&E and KU Energy LLC		3.750	11/15/20	351,284
1,550,000		MidAmerican Energy Co		3.650	08/01/48	1,428,901
1,675,000	g	Minejesa Capital BV		4.625	08/10/30	1,495,150
800,000	g	Minejesa Capital BV		5.625	08/10/37	700,743
1,000,000		Nevada Power Co		5.450	05/15/41	1,152,878
2,625,000		NextEra Energy Capital Holdings, Inc		3.550	05/01/27	2,506,287
190

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$550,000	g	NextEra Energy Operating Partners LP	4.250%	09/15/24	$508,750
1,700,000		NiSource Finance Corp	3.490	05/15/27	1,623,124
1,400,000		Northern States Power Co	3.600	09/15/47	1,287,053
1,000,000		NRG Energy, Inc	6.250	05/01/24	1,015,000
1,350,000		NRG Energy, Inc	5.750	01/15/28	1,296,000
1,550,000		Ohio Power Co	4.150	04/01/48	1,531,796
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,221,354
525,000		Pacific Gas & Electric Co	3.750	08/15/42	389,945
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	991,891
2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	1,962,000
2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	1,850,377
1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,820,734
50,000		Potomac Electric Power Co	7.900	12/15/38	68,036
500,000		PPL Capital Funding, Inc	4.200	06/15/22	506,087
275,000		Progress Energy, Inc	7.050	03/15/19	277,077
2,475,000		PSEG Power LLC	3.850	06/01/23	2,476,867
550,000		Public Service Co of Colorado	4.750	08/15/41	571,835
400,000		Public Service Co of Oklahoma	5.150	12/01/19	407,364
1,775,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,859,313
975,000		Sempra Energy	2.875	10/01/22	940,268
2,721,322	g	Solar Star Funding LLC	3.950	06/30/35	2,618,659
500,000		Southern California Edison Co	4.125	03/01/48	474,064
1,325,000		Southern Co	4.400	07/01/46	1,219,939
425,000		Southern Co Gas Capital Corp	3.950	10/01/46	372,558
1,650,000		Southern Power Co	2.500	12/15/21	1,602,422
1,550,000		Southern Power Co	4.150	12/01/25	1,536,690
1,875,000		Southwest Gas Corp	3.700	04/01/28	1,866,093
2,949,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,705,657
1,325,000	g	Suzano Austria GmbH	7.000	03/16/47	1,359,450
650,000		Virginia Electric & Power Co	2.950	11/15/26	616,303
650,000		Virginia Electric & Power Co	3.500	03/15/27	640,487
775,000		Virginia Electric & Power Co	3.800	09/15/47	713,615
1,350,000	g	Vistra Operations Co LLC	5.500	09/01/26	1,299,375
850,000		Wisconsin Power & Light Co	4.100	10/15/44	808,475
575,000		Xcel Energy, Inc	3.350	12/01/26	558,164
215,000		Xcel Energy, Inc	4.800	09/15/41	219,070
		TOTAL UTILITIES			105,116,651

		TOTAL CORPORATE BONDS			1,291,141,202
		(Cost $1,345,626,408)

GOVERNMENT BONDS - 42.4%

FOREIGN GOVERNMENT BONDS - 3.5%
3,000,000	g	Angolan Government International Bond	8.250	05/09/28	2,829,558
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,327,148
2,200,000		Argentina Republic Government International Bond	5.625	01/26/22	1,856,250
1,600,000		Argentina Republic Government International Bond	5.875	01/11/28	1,150,000
375,000	†,g,m,q	Barbados Government International Bond	7.000	08/04/22	205,781
2,466,000	g	Bermuda Government International Bond	4.854	02/06/24	2,562,593
3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,281,536
191

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$3,150,000	g	Bermuda Government International Bond	4.750%	02/15/29	$3,201,187
	1,650,000		Brazilian Government International Bond	5.625	02/21/47	1,556,791
	3,300,000		Chile Government International Bond	3.240	02/06/28	3,166,350
	2,450,000		Colombia Government International Bond	5.000	06/15/45	2,332,400
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,356,469
DOP	81,200,000	g	Dominican Republic International Bond	8.900	02/15/23	1,559,216
	160,000,000	g	Dominican Republic International Bond	12.000	03/05/32	3,366,208
	$3,000,000	g	Dominican Republic International Bond	6.500	02/15/48	2,835,000
	2,625,000	g	Ecuador Government International Bond	8.875	10/23/27	2,257,500
	1,125,000	g	Egypt Government International Bond	5.577	02/21/23	1,068,230
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,236,692
	1,250,000	g	El Salvador Government International Bond	5.875	01/30/25	1,151,562
	1,800,000	g	Export Credit Bank of Turkey	4.250	09/18/22	1,628,685
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,485,156
	2,000,000	g	Export-Import Bank of India	3.875	02/01/28	1,884,908
	1,300,000	g	Ghana Government International Bond	7.875	08/07/23	1,270,433
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,307,300
	3,100,000	g	Guatemala Government International Bond	4.375	06/05/27	2,859,750
EUR	2,500,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	2,767,647
	$3,100,000		Israel Government International Bond	3.250	01/17/28	3,045,877
	2,175,000		Israel Government International Bond	4.125	01/17/48	2,127,596
	1,900,500	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,669,354
	3,025,000		Jamaica Government International Bond	6.750	04/28/28	3,225,406
JPY	2,300,000,000		Japan Government Two Year Bond	0.100	04/15/19	20,999,532
	$975,000	g	Jordan Government International Bond	7.375	10/10/47	865,221
	900,000	g	Kenya Government International Bond	7.250	02/28/28	806,311
	775,000	g	Kommunalbanken AS.	1.375	10/26/20	756,853
	1,650,000	g	Korea Housing Finance Corp	2.000	10/11/21	1,590,163
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,475,288
	3,550,000	g	Kuwait International Government Bond	2.750	03/20/22	3,489,132
	2,200,000		Mexico Government International Bond	4.150	03/28/27	2,127,202
	1,725,000	g	Nigeria Government International Bond	6.500	11/28/27	1,528,134
	700,000	g	Nigeria Government International Bond	7.143	02/23/30	619,792
	2,000,000		Panama Government International Bond	4.500	05/15/47	1,942,500
	2,400,000	g	Paraguay Government International Bond	5.600	03/13/48	2,358,000
	2,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	1,955,000
	4,250,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	4,147,873
	1,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	1,188,016
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,215,000
	2,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	2,315,330
	2,272,000	g	Romanian Government International Bond	5.125	06/15/48	2,194,956
	2,500,000	g	Saudi Government International Bond	3.250	10/26/26	2,336,455
	3,175,000	g	Saudi Government International Bond	4.500	04/17/30	3,168,520
	1,200,000	g	Senegal Government International Bond	6.250	05/23/33	1,034,753
	2,000,000	g	Senegal Government International Bond	6.750	03/13/48	1,658,664
	2,350,000		South Africa Government International Bond	4.300	10/12/28	2,092,675
LKR	415,000,000		Sri Lanka Government International Bond	11.500	05/15/23	2,259,824
	$1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,453,096
192

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
	$1,600,000	g	Sri Lanka Government International Bond		6.750%	04/18/28	$1,458,670
	1,575,000		Turkey Government International Bond		6.000	03/25/27	1,486,170
	2,000,000		Turkey Government International Bond		6.875	03/17/36	1,880,104
	3,550,000	g	Ukraine Government International Bond		7.375	09/25/32	2,826,191
UYU	41,525,000	g	Uruguay Government International Bond		9.875	06/20/22	1,265,030
	$2,000,000		Uruguay Government International Bond		5.100	06/18/50	1,963,000
	3,000,000	g	Zambia Government International Bond		8.500	04/14/24	2,232,846
			TOTAL FOREIGN GOVERNMENT BONDS				143,262,884

MORTGAGE BACKED - 20.0%
	2,632,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	2,578,367
	6,707,482		FHLMC		3.500	08/15/43	6,839,180
	5,054,005		FHLMC		3.000	03/15/44	5,003,665
	6,394,810		FHLMC		3.500	09/15/44	6,470,993
	8,951,437	i	FHLMC		5.992	06/15/48	9,807,259
	7,169,724	i	FHLMC		5.912	10/15/48	7,768,616
	2,231		Federal Home Loan Mortgage Corp Gold (FGLMC)		7.000	10/01/20	2,250
	2,179,049		FGLMC		3.500	03/01/27	2,206,061
	1,283		FGLMC		8.000	01/01/31	1,359
	263,363		FGLMC		7.000	12/01/33	300,226
	53,630		FGLMC		4.500	10/01/34	55,789
	82,809		FGLMC		7.000	05/01/35	93,883
	2,625,458		FGLMC		5.000	06/01/36	2,786,390
	1,322,499		FGLMC		4.500	10/01/44	1,386,038
	174,940		FGLMC		4.500	11/01/44	183,358
	247,527		FGLMC		4.500	11/01/44	259,462
	95,903		FGLMC		4.500	12/01/44	99,794
	157,292		FGLMC		4.500	12/01/44	164,845
	1,255,218		FGLMC		3.500	04/01/45	1,261,260
	9,405,507		FGLMC		3.500	10/01/45	9,448,594
	7,392,016		FGLMC		4.000	12/01/45	7,590,104
	25,699,070		FGLMC		3.500	08/01/46	25,848,697
	14,890,849		FGLMC		3.000	01/01/47	14,520,992
	38,801,488		FGLMC		3.000	02/01/47	37,852,678
	2,567,116		FGLMC		4.500	06/01/47	2,710,271
	3,128,182		FGLMC		4.000	09/01/47	3,209,957
	39,323,819		FGLMC		3.500	03/01/48	39,443,208
	13,332,590		FGLMC		4.000	03/01/48	13,678,920
	3,612,828		FGLMC		4.000	07/01/48	3,706,387
	27,419,641		FGLMC		4.500	08/01/48	28,719,952
	2,658		Federal National Mortgage Association (FNMA)		9.000	11/01/25	2,861
	2,025		FNMA		7.500	01/01/29	2,188
	3,683,304		FNMA		3.500	02/01/32	3,730,822
	3,176,254		FNMA		3.500	05/01/32	3,225,508
	5,603,200		FNMA		3.500	07/01/32	5,675,376
	11,272,457		FNMA		3.000	11/01/32	11,253,788
	81,744		FNMA		4.500	10/01/33	85,133
	3,727,865		FNMA		5.000	05/01/35	3,959,295
	2,068,126		FNMA		5.000	10/01/35	2,196,957
	1,566,312		FNMA		5.000	02/01/36	1,663,837
	997,424		FNMA		5.500	11/01/38	1,061,781
	357,236		FNMA		5.000	08/01/40	379,342
193

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$719,284		FNMA	5.000%	09/01/40	$763,714
929,181		FNMA	5.000	05/01/41	986,716
237,497		FNMA	4.500	03/01/42	246,828
1,101,578		FNMA	4.500	04/01/42	1,154,379
845,001		FNMA	4.500	06/01/42	883,900
2,581,344		FNMA	3.000	04/25/43	2,556,110
1,765,421		FNMA	4.500	02/01/44	1,846,276
1,430,498		FNMA	4.500	06/01/44	1,495,469
4,017,982		FNMA	4.500	10/01/44	4,199,523
6,081,682		FNMA	3.000	02/25/45	6,076,607
5,680,021		FNMA	3.000	02/25/45	5,675,442
367,086		FNMA	3.500	03/01/45	369,015
191,524		FNMA	3.500	03/01/45	192,063
546,126		FNMA	4.500	03/01/45	570,970
3,512,225		FNMA	3.000	03/25/45	3,501,609
4,718,899		FNMA	3.500	04/25/45	4,799,131
13,621,414		FNMA	3.500	04/25/45	13,838,542
3,071,509		FNMA	3.500	05/01/45	3,095,117
12,960,587		FNMA	3.000	12/25/45	12,848,187
1,567,066		FNMA	3.500	01/01/46	1,573,913
8,372,116		FNMA	4.000	01/01/46	8,606,552
806,638		FNMA	3.500	06/01/46	809,940
2,718,880		FNMA	3.500	08/01/46	2,730,006
2,823,670		FNMA	3.500	10/01/46	2,834,061
17,764,951		FNMA	3.000	11/01/46	17,345,394
10,627,799		FNMA	3.500	12/01/46	10,653,744
61,021,133		FNMA	3.500	01/01/47	61,085,418
1,402,339		FNMA	3.000	02/01/47	1,369,205
14,802,671		FNMA	4.500	01/01/48	15,514,685
3,070,401		FNMA	4.500	02/01/48	3,217,927
23,701,575		FNMA	3.000	02/25/48	23,469,849
6,038,429		FNMA	4.000	03/01/48	6,196,775
2,070,345	h	FNMA	4.000	03/01/48	2,111,582
13,232,447		FNMA	4.500	03/01/48	13,868,227
57,199,154		FNMA	4.000	04/01/48	58,536,049
10,650,725		FNMA	4.500	05/01/48	11,162,486
8,102,651		FNMA	4.500	05/01/48	8,499,511
40,765,794	h	FNMA	4.000	06/01/48	41,577,832
5,771,053		FNMA	5.000	08/01/48	6,163,548
18,685,266		FNMA	4.500	12/01/48	19,360,276
328,636		FNMA	5.000	12/01/48	344,737
6,000,000	h	FNMA	4.000	01/25/49	6,118,248
98,306		Government National Mortgage Association (GNMA)	5.000	02/15/33	102,234
303,233		GNMA	5.000	09/15/33	321,471
4,345,579		GNMA	3.700	10/15/33	4,397,567
20,305		GNMA	6.000	10/20/36	22,029
23,869		GNMA	6.000	01/20/37	25,991
37,953		GNMA	6.000	02/20/37	41,175
32,795		GNMA	5.000	04/15/38	34,788
16,235		GNMA	6.000	08/20/38	17,638
194

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,300	GNMA	4.500%	02/20/39	$13,002
17,392	GNMA	4.500	08/20/41	18,382
60,048	GNMA	4.500	09/20/41	63,445
13,580	GNMA	4.500	01/20/44	14,357
13,636	GNMA	4.500	02/20/44	14,416
26,210	GNMA	4.500	05/20/44	27,707
168,770	GNMA	4.500	05/20/44	178,406
192,405	GNMA	4.500	08/20/44	203,353
167,908	GNMA	4.500	09/20/44	175,232
72,845	GNMA	4.500	10/20/44	76,789
39,149	GNMA	4.500	11/20/44	40,626
119,018	GNMA	4.500	12/20/44	125,824
174,800	GNMA	4.500	02/20/45	184,664
228,388	GNMA	4.500	08/20/45	241,451
206,705	GNMA	4.500	08/20/45	218,010
208,799	GNMA	4.500	12/20/45	220,672
9,760,590	GNMA	4.000	06/20/46	1,562,066
19,019,175	GNMA	3.000	12/20/47	18,718,020
34,107,290	GNMA	3.500	12/20/47	34,355,804
28,418,454	GNMA	3.000	01/20/48	27,968,491
41,783,813	GNMA	3.500	01/20/48	42,088,260
18,000,000	GNMA	4.000	12/20/48	18,363,486
	TOTAL MORTGAGE BACKED			805,320,362

MUNICIPAL BONDS - 6.0%
1,000,000	Anaheim City School District	3.825	08/01/23	1,028,580
1,064,700	California Earthquake Authority	2.805	07/01/19	1,063,444
5,000,000	California Housing Finance Agency	2.966	08/01/22	4,979,700
2,000,000	California State University	3.803	11/01/30	2,041,660
9,745,000	Chicago Housing Authority	3.922	01/01/27	9,984,240
7,500,000	Chicago Housing Authority	4.361	01/01/38	7,634,100
1,620,000	City & County of San Francisco CA Community Facilities District	3.000	09/01/25	1,593,497
1,200,000	City & County of San Francisco CA Community Facilities District	3.250	09/01/27	1,197,252
1,040,000	City of Fort Worth TX	3.955	03/01/32	1,047,311
1,390,000	City of Fort Worth TX	4.088	03/01/37	1,398,243
2,500,000	City of Inglewood CA	4.300	09/01/40	2,514,050
500,000	City of San Angelo TX Water & Sewer Revenue	4.261	02/15/37	513,830
3,750,000	City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,799,425
9,800,000	Commonwealth Financing Authority	4.014	06/01/33	9,858,310
2,995,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	2,918,867
5,000,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	4,866,700
1,555,000	County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,485,180
5,000,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,057,550
3,000,000	Denver City & County School District No	4.242	12/15/37	3,095,430
2,000,000	Florida Municipal Power Agency	2.769	10/01/23	1,948,140
2,100,000	Florida Municipal Power Agency	2.919	10/01/24	2,055,291
3,000,000	Florida Municipal Power Agency	3.059	10/01/25	2,956,830
600,000	Grant County Public Utility District No 2	5.630	01/01/27	701,376
845,000	Illinois Housing Development Authority	4.105	07/01/27	861,359
2,430,000	Indiana Finance Authority	3.166	07/01/30	2,358,169
195

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,270,000		Los Angeles County Public Works Financing Authority	2.910%	12/01/20	$2,274,358
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,270,925
2,000,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	1,943,460
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,618,201
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,200,487
7,440,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	7,017,334
5,000,000		Maryland Health & Higher Educational Facilities Authority	3.632	07/01/24	5,070,400
95,000		Massachusetts Housing Finance Agency	2.807	12/01/19	94,895
520,000		Massachusetts Housing Finance Agency	4.786	12/01/32	531,185
2,085,000		Massachusetts Housing Finance Agency	4.621	12/01/38	2,097,010
1,035,000		Massachusetts Housing Finance Agency	4.721	06/01/40	1,061,423
6,710,000		Michigan Finance Authority	3.585	11/01/35	6,234,798
500,000		New Jersey Economic Development Authority	3.300	06/15/19	500,095
575,000		New Jersey Economic Development Authority	3.500	06/15/20	577,007
1,000,000		New Jersey Economic Development Authority	3.800	06/15/20	1,006,160
7,500,000		New Jersey Economic Development Authority	4.271	06/15/20	7,568,175
500,000		New Jersey Economic Development Authority	3.700	06/15/21	506,670
3,515,000		New Jersey Economic Development Authority	4.150	06/15/22	3,563,015
1,500,000		New Jersey Educational Facilities Authority	2.304	07/01/22	1,459,545
1,415,000		New Jersey Educational Facilities Authority	2.504	07/01/23	1,377,149
1,615,000		New Jersey Institute of Technology	4.177	07/01/37	1,620,992
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	2,857,683
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,027,360
2,495,000		New York Transportation Development Corp	5.000	01/01/27	2,822,718
5,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	4,937,200
2,500,000		Palm Beach County Solid Waste Authority	2.636	10/01/24	2,457,600
5,500,000		Palm Desert Redevelopment Agency	2.750	10/01/22	5,455,505
6,155,000		Palm Desert Redevelopment Agency	3.000	10/01/23	6,134,812
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,696,135
2,000,000		Port of Seattle WA	3.471	05/01/31	1,954,300
3,975,000		Public Finance Authority	4.269	07/01/40	4,067,419
1,390,000		Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	1,300,011
1,800,000		Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	1,673,406
3,535,000		Regents of the University of California Medical Center Pooled Revenue	2.859	05/15/30	3,274,612
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	4,942,350
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,694,537
5,000,000		San Jose Redevelopment Agency	3.250	08/01/29	4,811,600
15,000,000		State of California	4.988	04/01/39	15,955,500
196

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,100,000		State of Colorado	4.047%	09/01/38	$2,111,718
1,000,000		State of Illinois	4.125	01/01/19	1,000,000
10,000,000		State of Illinois	5.000	02/01/19	10,020,400
500,000		University of California	2.676	05/15/21	498,890
4,500,000		University of California	2.817	05/15/24	4,438,530
7,000,000		University of California	3.063	07/01/25	6,908,510
3,000,000		University of California	3.169	05/15/29	2,894,760
4,420,000		University of California	3.552	05/15/39	4,172,524
6,385,000	m	Virgin Islands Public Finance Authority	5.000	10/01/21	6,345,541
3,585,000	g	Virgin Islands Water & Power Authority-Electric System	7.000	07/01/20	3,585,179
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,774,634
		TOTAL MUNICIPAL BONDS			241,365,252

U.S. TREASURY SECURITIES - 12.9%
15,000,000		United States Treasury Bond	4.500	05/15/38	18,693,211
15,000,000		United States Treasury Bond	4.250	05/15/39	18,119,857
15,000,000		United States Treasury Bond	4.375	11/15/39	18,415,990
20,000,000		United States Treasury Bond	4.375	05/15/40	24,587,232
5,000,000		United States Treasury Bond	4.750	02/15/41	6,470,831
12,000,000		United States Treasury Bond	2.500	02/15/46	10,854,016
15,000,000		United States Treasury Bond	2.500	05/15/46	13,552,780
10,675,000		United States Treasury Bond	3.000	05/15/47	10,648,000
24,400,000		United States Treasury Bond	2.750	08/15/47	23,150,061
33,350,000		United States Treasury Bond	3.000	02/15/48	33,229,521
14,215,000		United States Treasury Bond	3.125	05/15/48	14,509,838
58,720,000		United States Treasury Bond	3.000	08/15/48	58,543,477
11,559,700	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	11,507,272
32,007,900	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	31,124,834
25,994,500	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	25,147,336
10,180,300	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	10,011,694
11,000,000		United States Treasury Note	1.500	11/30/19	10,886,562
2,485,000		United States Treasury Note	2.250	03/31/20	2,474,723
895,000		United States Treasury Note	2.375	04/30/20	892,580
510,000		United States Treasury Note	2.875	10/31/20	513,103
12,000,000		United States Treasury Note	1.125	07/31/21	11,592,987
20,000,000		United States Treasury Note	2.125	08/15/21	19,815,514
15,000,000		United States Treasury Note	2.125	09/30/21	14,856,172
27,835,000		United States Treasury Note	2.625	12/15/21	27,958,724
45,000,000		United States Treasury Note	2.000	12/31/21	44,383,099
32,500,000		United States Treasury Note	1.875	01/31/22	31,920,068
20,000,000		United States Treasury Note	1.750	02/28/22	19,563,535
1,600,000		United States Treasury Note	2.000	11/30/22	1,570,928
500,000		United States Treasury Note	2.125	07/31/24	489,134
1,075,000		United States Treasury Note	3.000	10/31/25	1,103,307
3,465,000		United States Treasury Note	3.125	11/15/28	3,596,512
		TOTAL U.S. TREASURY SECURITIES			520,182,898

		TOTAL GOVERNMENT BONDS			1,710,131,396
		(Cost $1,726,123,318)
197

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
STRUCTURED ASSETS - 18.9%

ASSET BACKED - 7.9%
$7,191,410	g	Adams Outdoor Advertising LP		4.810%	11/15/48	$7,397,533
		Series - 2018 1 (Class A)
5,000,000	g	Adams Outdoor Advertising LP		7.356	11/15/48	5,151,881
		Series - 2018 1 (Class C)
8,026,529		AmeriCredit Automobile Receivables Trust		2.570	07/08/20	8,024,745
		Series - 2014 2 (Class D)
10,000,000		AmeriCredit Automobile Receivables Trust		2.710	09/08/22	9,876,721
		Series - 2016 3 (Class D)
4,750,000	g	Anchorage Capital CLO Ltd		3.300	10/15/27	4,518,182
		Series - 2015 7A (Class B2R)
1,825,836	g	Apollo Aviation Securitization Equity Trust		6.413	01/16/38	1,818,962
		Series - 2018 1A (Class C)
4,000,000	g,i	Ares XXXIV CLO Ltd	LIBOR 3 M + 1.500%	2.811	07/29/26	3,903,919
		Series - 2015 2A (Class BR)
795,626	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	3.256	03/25/35	811,714
		Series - 2005 HE1 (Class M1)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.780	06/20/22	3,016,019
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.360	11/20/22	4,955,655
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.830	11/20/22	3,560,667
		Series - 2016 2A (Class C)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,319,896
		Series - 2017 2A (Class A)
1,500,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.156	02/28/41	1,460,944
		Series - 2006 A (Class M3)
545,522	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.490%	2.996	07/25/35	544,141
		Series - 2005 SD3 (Class 1A)
526,333	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.600%	3.106	02/25/36	526,440
		Series - 2006 EC2 (Class M1)
100,000	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 0.670%	3.176	04/25/36	98,671
		Series - 2006 SD1 (Class M1)
2,000,000	g	Bowman Park CLO Ltd		3.545	11/23/25	1,981,075
		Series - 2014 1A (Class B2R)
1,100,000		Capital Auto Receivables Asset Trust		3.160	11/20/20	1,099,742
		Series - 2015 2 (Class D)
2,250,000		Capital Auto Receivables Asset Trust		2.420	06/21/21	2,235,176
		Series - 2016 2 (Class C)
3,000,000		Capital Auto Receivables Asset Trust		3.160	11/20/23	2,996,942
		Series - 2016 2 (Class D)
5,000,000	g	Capital Automotive REIT		3.660	10/15/44	4,983,178
		Series - 2014 1A (Class A)
4,916,667	g	Capital Automotive REIT		3.870	04/15/47	4,915,859
		Series - 2017 1A (Class A1)
1,713,905	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.586	07/25/36	1,680,369
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.708	04/07/52	89,362
		Series - 2007 1A (Class A2)
511,905	g	CCR, Inc		4.750	07/10/22	507,232
		Series - 2012 CA (Class C)
198

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$34,456		Centex Home Equity		5.540%	01/25/32	$34,733
		Series - 2002 A (Class AF6)
40,137		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	40,704
		Series - 2002 S4 (Class A5)
7,218,750	g	DB Master Finance LLC		3.980	02/20/45	7,319,379
		Series - 2015 1A (Class A2II)
4,950,000	g	DB Master Finance LLC		3.629	11/20/47	4,782,789
		Series - 2017 1A (Class A2I)
6,518,847	g	Diamond Resorts Owner Trust		3.700	01/21/31	6,569,508
		Series - 2018 1 (Class A)
1,738,359	g	Diamond Resorts Owner Trust		5.900	01/21/31	1,757,199
		Series - 2018 1 (Class D)
4,797,000	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	4,841,564
		Series - 2015 1A (Class A2II)
2,962,500	g,i	Domino’s Pizza Master Issuer LLC	LIBOR 3 M + 1.250%	2.551	07/25/47	2,959,715
		Series - 2017 1A (Class A2I)
4,937,500	g	Domino’s Pizza Master Issuer LLC		4.118	07/25/47	4,837,614
		Series - 2017 1A (Class A23)
1,592,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,570,619
		Series - 2018 1A (Class A2I)
4,100,000	g,i	Galaxy XIX CLO Ltd	LIBOR 3 M + 1.220%	2.585	07/24/30	4,074,450
		Series - 2015 19A (Class A1R)
783,864	g	HERO Funding Trust		3.280	09/20/48	784,208
		Series - 2017 2A (Class A1)
1,567,727	g	HERO Funding Trust		4.070	09/20/48	1,609,501
		Series - 2017 2A (Class A2)
2,339,472	†,g	HERO Residual Funding		4.500	09/21/42	2,327,775
		Series - 2016 1R (Class A1)
4,000,000	g	Hertz Vehicle Financing LLC		2.320	03/25/20	3,990,747
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC		3.110	07/25/20	5,983,066
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC		4.430	07/25/20	2,002,942
		Series - 2016 3A (Class C)
10,000,000	g	Hertz Vehicle Financing LLC		4.030	07/25/24	10,162,401
		Series - 2018 3A (Class A)
1,765,698	g	Hilton Grand Vacations Trust		2.660	12/26/28	1,747,410
		Series - 2017 AA (Class A)
2,942,830	g	Hilton Grand Vacations Trust		2.960	12/26/28	2,893,273
		Series - 2017 AA (Class B)
2,162,615	g	Hilton Grand Vacations Trust		4.000	02/25/32	2,185,012
		Series - 2018 AA (Class C)
15,469	i	MASTR Asset Backed Securities Trust	LIBOR 1 M + 0.675%	3.181	10/25/35	15,471
		Series - 2005 HE2 (Class M1)
769,249		MASTR Asset Backed Securities Trust (Step Bond)		5.648	11/25/35	756,819
		Series - 2005 AB1 (Class A4)
1,517,770	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	1,510,197
		Series - 2004 NC1 (Class M1)
2,587,552	g	Mosaic Solar Loans LLC		3.820	06/22/43	2,603,315
		Series - 2017 2A (Class A)
199

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,221,522	g	MVW Owner Trust		2.520%	12/20/32	$1,202,900
		Series - 2015 1A (Class A)
1,691,964	g	MVW Owner Trust		2.640	12/20/33	1,656,469
		Series - 2016 1A (Class B)
2,497,407	g	MVW Owner Trust		2.420	12/20/34	2,447,244
		Series - 2017 1A (Class A)
3,916,529	g	MVW Owner Trust		3.900	01/21/36	3,948,630
		Series - 2018 1A (Class C)
1,523,232	i	NovaStar Mortgage Funding Trust	LIBOR 1 M + 1.125%	3.631	09/25/33	1,527,355
		Series - 2003 2 (Class M1)
712,986		Oakwood Mortgage Investors, Inc		5.410	11/15/32	731,731
		Series - 2002 C (Class A1)
5,000,000	g	Octagon Investment Partners 38 Ltd		4.500	07/20/30	4,966,240
		Series - 2018 1A (Class A3B)
319,891	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	314,971
		Series - 2014 AA (Class B)
1,489,639	g	Orange Lake Timeshare Trust		3.100	11/08/30	1,481,459
		Series - 2018 A (Class A)
4,239,375	g	Planet Fitness Master Issuer LLC		4.262	09/05/48	4,257,011
		Series - 2018 1A (Class A2I)
2,493,750	g	Planet Fitness Master Issuer LLC		4.666	09/05/48	2,525,396
		Series - 2018 1A (Class A2II)
1,200,000	g	Pretium Mortgage Credit Partners I LLC (Step Bond)		5.000	03/27/33	1,186,215
		Series - 2018 NPL2 (Class A2)
3,500,000		PSNH Funding LLC		3.506	08/01/28	3,596,877
		Series - 2018 1 (Class A2)
4,000,000		Santander Drive Auto Receivables Trust		2.660	11/15/21	3,985,161
		Series - 2016 2 (Class C)
289,825		Santander Drive Auto Receivables Trust		2.740	12/15/21	289,521
		Series - 2015 5 (Class C)
4,375,328		Santander Drive Auto Receivables Trust		3.090	04/15/22	4,374,211
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust		3.390	04/15/22	3,805,913
		Series - 2016 2 (Class D)
181,451		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	187,569
		Series - 2002 2 (Class AF6)
3,518,354	g	Sierra Receivables Funding Co LLC		3.200	03/20/34	3,471,611
		Series - 2017 1A (Class B)
393,051	g	Sierra Timeshare Receivables Funding LLC		2.430	06/20/32	387,479
		Series - 2015 2A (Class A)
1,546,416	g	Sierra Timeshare Receivables Funding LLC		2.580	09/20/32	1,530,809
		Series - 2015 3A (Class A)
2,164,196	g	Sierra Timeshare Receivables Funding LLC		3.080	09/20/32	2,154,781
		Series - 2015 3A (Class B)
1,278,314	g	Sierra Timeshare Receivables Funding LLC		2.330	07/20/33	1,243,378
		Series - 2016 2A (Class A)
2,556,628	g	Sierra Timeshare Receivables Funding LLC		2.780	07/20/33	2,493,796
		Series - 2016 2A (Class B)
2,934,788	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	2,950,824
		Series - 2018 2A (Class B)
1,650,000	g	SoFi Professional Loan Program LLC		2.630	07/25/40	1,600,302
		Series - 2017 C (Class A2B)
200

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$533,258	g	SolarCity LMC		4.800%	11/20/38	$545,889
		Series - 2013 1 (Class A)
698,626	g	SolarCity LMC		4.590	04/20/44	707,566
		Series - 2014 1 (Class A)
1,199,301	g	SolarCity LMC		4.020	07/20/44	1,192,696
		Series - 2014 2 (Class A)
9,958,011	g	SpringCastle America Funding LLC		3.050	04/25/29	9,861,905
		Series - 2016 AA (Class A)
8,300,000	g	SpringCastle America Funding LLC		4.100	10/25/33	8,335,969
		Series - 2016 AA (Class B)
1,183,367	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.849	04/25/35	1,149,227
		Series - 2005 7XS (Class 2A1A)
3,500,000		Synchrony Credit Card Master Note Trust		2.620	10/15/25	3,452,452
		Series - 2017 2 (Class A)
7,461,375	g	Taco Bell Funding LLC		4.970	05/25/46	7,669,473
		Series - 2016 1A (Class A23)
9,700,000	g	Taco Bell Funding LLC		4.318	11/25/48	9,819,698
		Series - 2018 1A (Class A2I)
4,000,000	g	Taco Bell Funding LLC		4.940	11/25/48	4,063,240
		Series - 2018 1A (Class A2II)
7,349,543	g	TES LLC		4.330	10/20/47	7,403,909
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,565,821
		Series - 2017 1A (Class B)
4,760,000	g	Tesla Auto Lease Trust		3.710	08/20/21	4,771,482
		Series - 2018 B (Class A)
1,725,870	g	Thunderbolt Aircraft Lease Ltd		4.500	05/17/32	1,665,050
		Series - 2017 A (Class C)
7,912,452	g	Thunderbolt Aircraft Lease Ltd (Step Bond)		4.212	05/17/32	8,031,440
		Series - 2017 A (Class A)
1,470,929	g	VOLT LX LLC (Step Bond)		3.250	06/25/47	1,463,793
		Series - 2017 NPL7 (Class A1)
3,500,000	g	VOLT LX LLC (Step Bond)		5.375	06/25/47	3,495,264
		Series - 2017 NPL7 (Class A2)
3,537,320	g	VOLT LXII LLC (Step Bond)		3.125	09/25/47	3,504,694
		Series - 2017 NPL9 (Class A1)
612,398	g	VOLT LXV LLC (Step Bond)		3.750	04/25/48	606,371
		Series - 2018 NPL1 (Class A1)
2,500,000	g	VOLT LXXIII LLC (Step Bond)		4.458	10/25/48	2,500,636
		Series - 2018 NPL9 (Class A1A)
220,539	g	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	217,978
		Series - 2006 N1 (Class N1)
11,794	g,i	Wachovia Loan Trust	LIBOR 1 M + 0.360%	2.866	05/25/35	11,791
		Series - 2005 SD1 (Class A)
8,910,000	g	Wendys Funding LLC		3.573	03/15/48	8,538,809
		Series - 2018 1A (Class A2I)
7,920,000	g	Wendys Funding LLC		3.884	03/15/48	7,462,620
		Series - 2018 1A (Class A2II)
		TOTAL ASSET BACKED				319,191,062
201

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 11.0%
$10,000,000	g,i	20 TSQ GroundCo LLC		3.100%	05/15/35	$9,522,422
		Series - 2018 20TS (Class D)
1,424,161	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	1,383,746
		Series - 2015 6 (Class A9)
1,845,183	i	American Home Mortgage Investment Trust	LIBOR 6 M + 1.500%	4.296	10/25/34	1,813,486
		Series - 2004 3 (Class 4A)
10,400,000		Banc of America Commercial Mortgage Trust		3.019	07/15/49	10,292,739
		Series - 2016 UB10 (Class ASB)
204,548	g,i	Banc of America Commercial Mortgage Trust		5.752	02/10/51	207,293
		Series - 2007 4 (Class E)
5,368,507	i	Banc of America Commercial Mortgage Trust		6.034	02/10/51	5,417,585
		Series - 2007 5 (Class AJ)
6,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	2,246,471
		Series - 2007 5 (Class B)
5,000,000	g,i	BBCMS Trust		4.267	08/05/38	4,380,670
		Series - 2018 CHRS (Class E)
1,000,000	i	CD Commercial Mortgage Trust		4.030	11/10/49	960,364
		Series - 2016 CD2 (Class C)
4,500,000		CD Mortgage Trust		2.622	08/10/49	4,382,112
		Series - 2016 CD1 (Class ASB)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	4,885,935
		Series - 2016 C6 (Class AM)
271,056		Citicorp Mortgage Securities, Inc		5.500	07/25/35	264,866
		Series - 2005 4 (Class 1A7)
6,000,000		Citigroup Commercial Mortgage Trust		3.192	04/10/48	5,894,314
		Series - 2015 GC29 (Class A4)
10,000,000		Citigroup Commercial Mortgage Trust		3.003	05/10/49	9,912,490
		Series - 2016 C1 (Class AAB)
20,000,000	g	COMM Mortgage Trust		2.841	08/15/45	19,748,836
		Series - 2012 CR2 (Class A3)
1,151,295	g,i	COMM Mortgage Trust		4.793	08/10/46	1,195,976
		Series - 2013 CR10 (Class B)
4,000,000		COMM Mortgage Trust		4.199	03/10/47	4,051,229
		Series - 2014 UBS2 (Class AM)
3,092,577	i	COMM Mortgage Trust		5.151	03/10/47	3,125,124
		Series - 2014 UBS2 (Class C)
1,612,000	i	COMM Mortgage Trust		4.738	05/10/47	1,605,822
		Series - 2014 CR17 (Class C)
7,000,000		COMM Mortgage Trust		3.828	07/15/47	7,140,475
		Series - 2014 CR18 (Class A5)
2,700,000		COMM Mortgage Trust		3.917	10/10/47	2,765,894
		Series - 2014 LC17 (Class A5)
2,200,000	i	COMM Mortgage Trust		3.926	03/10/48	2,172,852
		Series - 2015 CR22 (Class B)
6,000,000	g,i	COMM Mortgage Trust		3.685	05/10/48	5,927,160
		Series - 2015 CR23 (Class CMD)
4,000,000	i	COMM Mortgage Trust		4.252	05/10/48	3,687,030
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,120,299
		Series - 2015 CR24 (Class D)
9,044,000		COMM Mortgage Trust		2.972	10/10/49	8,943,793
		Series - 2016 COR1 (Class ASB)
202

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000		COMM Mortgage Trust		4.181%	05/10/51	$5,205,133
		Series - 2018 COR3 (Class ASB)
1,465,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.106	05/25/24	1,534,771
		Series - 2014 C02 (Class 1M2)
7,098,676	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.506	07/25/24	7,463,709
		Series - 2014 C03 (Class 1M2)
5,950,846	i	Connecticut Avenue Securities	LIBOR 1 M + 0.850%	3.356	11/25/29	5,950,839
		Series - 2017 C04 (Class 2M1)
3,298,383	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.106	07/25/30	3,286,652
		Series - 2018 C01 (Class 1M1)
6,098,300	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	6,082,754
		Series - 2018 C03 (Class 1M1)
98,999	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	12/25/30	98,922
		Series - 2018 C04 (Class 2M1)
6,815,315	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.226	01/25/31	6,799,162
		Series - 2018 C05 (Class 1M1)
863,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.350%	4.856	01/25/31	841,157
		Series - 2018 C05 (Class 1M2)
1,405,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.100%	4.606	03/25/31	1,352,568
		Series - 2018 C06 (Class 2M2)
277,866		Countrywide Alternative Loan Trust		5.000	04/25/20	272,640
		Series - 2005 6CB (Class 2A1)
639,501	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.230%	2.700	07/20/35	613,581
		Series - 2005 24 (Class 4A1)
619,387	i	Countrywide Home Loan Mortgage Pass Through Trust		4.275	11/20/34	628,975
		Series - 2004 HYB6 (Class A2)
78,854		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	75,548
		Series - 2005 17 (Class 1A10)
9,541,535	g,i	CSMC Trust		3.500	02/25/48	9,206,548
		Series - 2018 J1 (Class A11)
4,000,000		DBJPM		3.539	05/10/49	3,892,174
		Series - 2016 C1 (Class AM)
2,083,000	g,i	DBUBS Mortgage Trust		5.338	08/10/44	2,171,953
		Series - 2011 LC3A (Class B)
5,600,000	g,i	DBWF Mortgage Trust		3.421	06/10/34	5,047,456
		Series - 2015 LCM (Class C)
3,730,198	g,i	Flagstar Mortgage Trust		3.500	03/25/47	3,675,974
		Series - 2017 1 (Class 1A5)
6,739,779	g,i	Flagstar Mortgage Trust		4.000	05/25/48	6,746,703
		Series - 2018 3INV (Class A3)
1,454,170	g,i	Flagstar Mortgage Trust		4.000	09/25/48	1,437,823
		Series - 2018 5 (Class A11)
2,864,000	i	GE Capital Commercial Mortgage Corp		5.941	11/10/45	2,848,893
		Series - 2005 C4 (Class B)
14,346,000	i	GS Mortgage Securities Corp II		3.978	03/10/51	14,702,211
		Series - 2018 GS9 (Class AAB)
657,562		GSR Mortgage Loan Trust		6.000	01/25/35	663,211
		Series - 2005 1F (Class 3A3)
2,742,364	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.090	08/19/45	2,716,153
		Series - 2005 11 (Class 2A1A)
159,060	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	154,570
		Series - 2004 11 (Class 2A1)
203

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		3.991%	01/15/46	$1,622,703
		Series - 2013 C13 (Class D)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.398	07/15/46	322,285
		Series - 2011 C4 (Class C)
10,000,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.713	08/15/49	9,686,539
		Series - 2016 JP2 (Class ASB)
13,366,883	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.666	06/25/37	13,055,239
		Series - 2007 CH5 (Class A1)
893,992	i	JP Morgan Mortgage Trust		4.609	11/25/33	914,942
		Series - 2006 A2 (Class 5A3)
1,749,371	g,i	JP Morgan Mortgage Trust		3.303	12/25/44	1,744,642
		Series - 2015 1 (Class B1)
502,736	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	488,279
		Series - 2015 3 (Class A19)
878,808	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	853,537
		Series - 2015 6 (Class A13)
1,026,863	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	996,719
		Series - 2016 1 (Class A13)
9,017,405	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	8,898,574
		Series - 2017 1 (Class A3)
1,587,549	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,568,573
		Series - 2017 2 (Class A5)
1,261,234	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,228,915
		Series - 2017 2 (Class A13)
1,188,354	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	1,173,407
		Series - 2017 3 (Class 1A5)
6,179,368	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	6,093,920
		Series - 2018 5 (Class A5)
7,713,866	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	7,500,527
		Series - 2017 6 (Class A6)
9,135,432	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	9,020,527
		Series - 2018 6 (Class 1A3)
1,956,974	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	1,937,323
		Series - 2018 8 (Class A13)
2,629,297	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	2,618,073
		Series - 2018 9 (Class A13)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	1,009,254
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	4,915,059
		Series - 2015 C27 (Class AS)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.343	02/15/48	969,968
		Series - 2015 C27 (Class C)
5,450,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	5,372,224
		Series - 2015 C28 (Class A4)
10,000,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/15/49	10,012,232
		Series - 2016 C1 (Class A5)
691,469		Lehman Mortgage Trust		5.500	11/25/35	642,583
		Series - 2005 1 (Class 2A4)
204

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$4,725,151	i	ML-CFC Commercial Mortgage Trust		5.526%	03/12/51	$4,735,349
		Series - 2007 6 (Class AM)
1,950,273	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,997,111
		Series - 2014 C19 (Class LNC3)
15,262,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.249	02/15/48	15,047,301
		Series - 2015 C20 (Class A4)
925,000		Morgan Stanley Bank of America Merrill Lynch Trust		4.160	02/15/48	926,903
		Series - 2015 C20 (Class B)
3,011,970	i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.705%	3.211	02/25/35	3,004,948
		Series - 2005 WMC2 (Class M3)
46,180	i	Morgan Stanley Capital I Trust		5.389	11/12/41	46,011
		Series - 2006 HQ10 (Class AJ)
10,000,000		Morgan Stanley Capital I Trust		2.606	08/15/49	9,705,225
		Series - 2016 UB11 (Class ASB)
1,903,019	i	Morgan Stanley Capital I Trust		6.153	12/12/49	1,439,883
		Series - 2007 IQ16 (Class AJFX)
1,707,896	i	Option One Mortgage Loan Trust	LIBOR 1 M + 0.795%	3.301	05/25/34	1,656,221
		Series - 2004 2 (Class M1)
1,160,533	g,i	Sequoia Mortgage Trust		3.500	06/25/46	1,130,795
		Series - 2016 1 (Class A19)
5,750,317	g,i	Sequoia Mortgage Trust		3.500	11/25/46	5,675,115
		Series - 2016 3 (Class A10)
3,202,972	g,i	Sequoia Mortgage Trust		3.500	02/25/47	3,113,111
		Series - 2017 2 (Class A19)
4,323,920	g,i	Sequoia Mortgage Trust		3.500	02/25/47	4,269,534
		Series - 2017 1 (Class A4)
11,897,483	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,826,020
		Series - 2017 3 (Class A4)
12,486,037	g,i	Sequoia Mortgage Trust		3.500	08/25/47	12,328,008
		Series - 2017 5 (Class A4)
1,649,945	g,i	Sequoia Mortgage Trust		4.000	06/25/48	1,653,163
		Series - 2018 CH2 (Class A21)
2,043,910	g,i	Sequoia Mortgage Trust		4.000	07/25/48	2,055,178
		Series - 2018 6 (Class A4)
798,692	g,i	Shellpoint Co-Originator Trust		3.500	11/25/46	787,278
		Series - 2016 1 (Class 1A10)
4,054,876	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	3,993,280
		Series - 2017 1 (Class A4)
563,978	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.340%	2.846	08/25/35	560,428
		Series - 2005 16XS (Class A1)
186,689	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	07/25/29	187,534
		Series - 2017 DNA1 (Class M1)
2,949,498	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	10/25/29	2,965,503
		Series - 2017 DNA2 (Class M1)
2,084,831	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	2,078,493
		Series - 2017 DNA3 (Class M1)
205

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,672,575	g,i	Structured Agency Credit Risk Debt Note (STACR)	3.819%	05/25/48	$1,665,435
		Series - 2018 SPI2 (Class M1)
3,685,002	g,i	Structured Agency Credit Risk Debt Note (STACR)	4.167	08/25/48	3,694,372
		Series - 2018 SPI3 (Class M1)
3,182,821	g	VSE VOI Mortgage LLC	4.020	02/20/36	3,217,452
		Series - 2018 A (Class C)
2,985,180	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	3,002,842
		Series - 2007 C34 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.216	05/15/46	3,020,750
		Series - 2007 C34 (Class B)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.216	05/15/46	100,792
		Series - 2007 C34 (Class C)
9,810,792	i	Wachovia Bank Commercial Mortgage Trust	5.748	04/15/47	9,802,666
		Series - 2007 C31 (Class F)
1,339,801	i	Wachovia Bank Commercial Mortgage Trust	5.861	06/15/49	1,351,886
		Series - 2007 C32 (Class AJ)
5,000,000		Wells Fargo Commercial Mortgage Trust	3.540	05/15/48	5,005,382
		Series - 2015 C28 (Class A4)
1,000,000		WFRBS Commercial Mortgage Trust	3.553	05/15/45	983,990
		Series - 2013 C13 (Class B)
9,027,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	9,099,382
		Series - 2014 C24 (Class A5)
		TOTAL OTHER MORTGAGE BACKED			442,292,448

		TOTAL STRUCTURED ASSETS			761,483,510
		(Cost $772,491,886)

		TOTAL BONDS			3,762,756,108
		(Cost $3,844,241,612)

SHARES		COMPANY
COMMON STOCKS - 0.1%

ENERGY - 0.1%
38,800		Peabody Energy Corp			1,182,624
70,170	*	Tidewater, Inc			1,342,352
		TOTAL ENERGY			2,524,976

		TOTAL COMMON STOCKS			2,524,976
		(Cost $1,863,392)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
9,625	m	Tidewater, Inc			192,500
3,352	†,m	Tidewater, Inc NEW			70,503
		TOTAL ENERGY			263,003

		TOTAL RIGHTS / WARRANTS			263,003
		(Cost $270,182)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 0.6%
$25,000,000		Federal Home Loan Bank (FHLB)	2.150	01/02/19	25,000,000
		TOTAL GOVERNMENT AGENCY DEBT			25,000,000
206

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
TREASURY DEBT - 4.6%
EGP	72,300,000	j	Egypt Treasury Bills	0.000%	02/26/19	$3,930,452
	$21,900,000		United States Treasury Bill	2.262	01/03/19	21,898,612
	4,100,000		United States Treasury Bill	2.286	01/08/19	4,098,442
	53,200,000		United States Treasury Bill	2.287	01/10/19	53,172,973
	100,000,000		United States Treasury Bill	2.318	02/21/19	99,666,222
	680,000		United States Treasury Bill	2.363	03/28/19	676,118
			TOTAL TREASURY DEBT			183,442,819

			TOTAL SHORT-TERM INVESTMENTS			208,442,819
			(Cost $208,443,930)

			TOTAL INVESTMENTS - 101.0%			4,071,512,159
			(Cost $4,158,584,953)
			OTHER ASSETS & LIABILITIES, NET - (1.1)%			(41,770,623)
			NET ASSETS - 100.0%			$4,029,741,536

			Abbreviation(s):
	DOP		Dominican Republic Peso
	EGP		Egyptian Pound
	EUR		Euro
	JPY		Japanese Yen
	LIBOR		London Interbank Offered Rate
	LKR		Sri Lankan Rupee
	M		Month
	REIT		Real Estate Investment Trust
	UYU		Uruguayan Peso
	W		Week

	*		Non-income producing
	†		Security is categorized as Level 3 in the fair value hierarchy.
	‡		Perpetual security
	g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $905,409,390 or 22.5% of net assets.
	h		All or a portion of these securities were purchased on a delayed delivery basis.
	i		Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
	j		Zero Coupon
	k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
	m		Indicates a security that has been deemed illiquid.
	o		Payment in Kind Bond
	q		In default

Bilateral cross currency swap contracts outstanding as of December 31, 2018 were as follows (see Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount		Value	Upfront premiums paid (received)	Unrealized appreciation (depreciation)
USD		Fixed semi-annual 1.940%	JP Morgan Chase Bank, N.A.	4/15/19	USD	20,664,870	$(307,878)	$(67,616)	$(240,262)
JPY	Fixed semi-annual 0.100%				JPY	2,300,000,000

Abbreviation(s):
JPY	Japanese yen
USD	United States Dollar
207

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5-15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 95.1%

ALABAMA - 1.5%
$500,000		City of Birmingham AL	5.000%	12/01/29	$594,540
500,000		City of Birmingham AL	5.000	12/01/30	590,440
2,395,000		University of South Alabama	5.000	11/01/31	2,750,274
		TOTAL ALABAMA			3,935,254

ALASKA - 1.7%
840,000		Alaska Industrial Development & Export Authority	5.000	01/01/23	901,160
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	559,855
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,965,317
		TOTAL ALASKA			4,426,332

ARIZONA - 0.3%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	229,950
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	233,586
190,000		Pinal County Electric District No 3	5.000	07/01/33	216,019
		TOTAL ARIZONA			679,555

ARKANSAS - 0.4%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,171,550
		TOTAL ARKANSAS			1,171,550

CALIFORNIA - 5.6%
365,000		California Educational Facilities Authority	5.000	12/01/29	431,642
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,712,793
715,000	g	California School Finance Authority	5.000	08/01/25	795,259
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	246,935
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,325,680
1,715,000		Elk Grove Finance Authority	5.000	09/01/30	1,890,119
1,250,000		Golden State Tobacco Securitization Corp	5.000	06/01/47	1,201,750
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	810,208
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	527,355
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	654,599
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	483,770
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	869,843
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	937,000
500,000		Santee CDC Successor Agency	5.000	08/01/27	594,530
1,000,000		State of California	5.000	09/01/24	1,162,120
		TOTAL CALIFORNIA			14,643,603
208

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
COLORADO - 3.1%
$1,500,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,733,250
1,000,000		City & County of Denver CO Airport System Revenue	5.000	12/01/32	1,156,420
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,215,103
250,000		Colorado Health Facilities Authority	5.000	12/01/41	276,002
310,000		Denver Health & Hospital Authority	5.000	12/01/28	354,516
470,000		Eagle County Airport Terminal Corp	4.000	05/01/24	505,678
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,179,330
580,000		Park Creek Metropolitan District	5.000	12/01/23	649,171
		TOTAL COLORADO			8,069,470

CONNECTICUT - 3.2%
1,180,000		Capital Region Development Authority	5.000	06/15/29	1,349,944
765,000		Capital Region Development Authority	5.000	06/15/33	859,914
1,250,000		City of New Haven CT	5.000	08/15/24	1,423,313
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	710,117
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	369,692
495,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/27	579,269
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/32	397,649
350,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/33	395,423
2,000,000		University of Connecticut	5.000	03/15/28	2,253,060
		TOTAL CONNECTICUT			8,338,381

DISTRICT OF COLUMBIA - 0.9%
955,000		District of Columbia	5.000	04/01/27	1,130,281
1,020,000		District of Columbia	5.000	10/01/29	1,188,402
		TOTAL DISTRICT OF COLUMBIA			2,318,683

FLORIDA - 4.2%
1,000,000	g	Capital Trust Agency, Inc	7.250	06/01/33	1,032,920
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	291,965
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	289,655
1,100,000		Greater Orlando Aviation Authority	5.000	10/01/26	1,274,031
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	200,237
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	211,017
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	215,870
400,000		Hillsborough County Port District	5.000	06/01/29	454,268
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,109,200
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	248,894
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,579,229
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,512,624
500,000		School District of Broward County	5.000	07/01/31	572,080
130,000		Volusia County Educational Facility Authority	5.000	10/15/23	145,934
209

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$105,000		Volusia County Educational Facility Authority	5.000%	10/15/24	$120,083
75,000		Volusia County Educational Facility Authority	5.000	10/15/25	86,984
540,000		Volusia County Educational Facility Authority	5.000	10/15/32	617,447
		TOTAL FLORIDA			10,962,438

GEORGIA - 2.3%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,138,350
1,000,000		Dahlonega Downtown Development Authority	4.000	07/01/37	1,034,230
1,250,000		Dahlonega Downtown Development Authority	4.000	07/01/38	1,288,162
1,000,000		Dahlonega Downtown Development Authority	5.000	07/01/39	1,116,400
250,000		Georgia Municipal Association, Inc	5.000	12/01/30	292,672
1,000,000		Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,076,490
		TOTAL GEORGIA			5,946,304

GUAM - 0.2%
200,000		Port Authority of Guam	5.000	07/01/29	222,008
200,000		Port Authority of Guam	5.000	07/01/30	220,488
		TOTAL GUAM			442,496

HAWAII - 0.9%
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/29	1,170,480
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,096,810
		TOTAL HAWAII			2,267,290

IDAHO - 0.2%
425,000		Idaho State Building Authority	5.000	09/01/24	488,002
		TOTAL IDAHO			488,002

ILLINOIS - 18.3%
1,500,000		Chicago Board of Education	5.000	12/01/26	1,581,045
1,500,000		Chicago Board of Education	5.000	12/01/27	1,579,260
6,000,000	g	Chicago Board of Education	2.160	12/01/30	6,000,000
500,000		Chicago Housing Authority	5.000	01/01/33	569,440
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,270,940
400,000		Chicago O’Hare International Airport	5.000	01/01/22	429,396
750,000		Chicago O’Hare International Airport	5.000	01/01/25	841,792
300,000		Chicago O’Hare International Airport	5.000	01/01/28	341,226
1,000,000		Chicago O’Hare International Airport	5.000	01/01/32	1,094,620
400,000		Chicago Park District	5.000	01/01/23	430,684
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,109,320
2,085,000		Chicago State University	5.500	12/01/23	2,252,071
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,315,038
1,000,000		Chicago Transit Authority	5.000	06/01/25	1,125,140
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,058,790
500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	537,195
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,611,585
210

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000%	01/01/23	$1,091,690
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/25	1,120,630
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,133,430
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,582,065
650,000		City of Chicago IL, GO	5.500	01/01/37	682,428
500,000		City of Chicago IL, GO	5.500	01/01/42	521,215
500,000		Cook County School District No 25 Arlington Heights	5.000	12/15/23	562,565
1,750,000		County of Cook IL	5.000	11/15/31	1,927,818
400,000		Illinois Finance Authority	5.000	05/01/21	422,372
500,000		Illinois Finance Authority	5.000	11/01/21	534,045
1,000,000	h	Illinois State Toll Highway Authority	5.000	01/01/25	1,148,720
2,000,000		Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,281,300
1,500,000		Sales Tax Securitization Corp	5.000	01/01/30	1,694,565
3,500,000		State of Illinois	5.000	11/01/23	3,716,790
695,000		State of Illinois	5.000	06/15/24	747,737
2,000,000		State of Illinois	5.000	06/01/28	2,119,220
280,000		State of Illinois, GO	6.250	12/15/20	289,528
250,000		Village of Broadview IL	5.000	12/01/28	291,387
200,000		Village of Broadview IL	5.000	12/01/29	231,918
545,000		Village of Broadview IL	5.000	12/01/30	629,202
745,000		Village of Broadview IL	5.000	12/01/33	851,341
		TOTAL ILLINOIS			47,727,508

INDIANA - 0.5%
1,200,000		City of Rockport IN	1.680	07/01/25	1,200,000
		TOTAL INDIANA			1,200,000

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	549,152
		TOTAL IOWA			549,152

KENTUCKY - 1.9%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,317,560
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,379,737
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,376,163
		TOTAL KENTUCKY			5,073,460

LOUISIANA - 1.6%
750,000		Louisiana Local Government Environmental Facilities & Community Development Auth	5.000	10/01/27	875,257
500,000		New Orleans Aviation Board	5.000	10/01/33	573,905
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,419,813
1,000,000		State of Louisiana	5.000	08/01/26	1,179,150
		TOTAL LOUISIANA			4,048,125
211

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MAINE - 0.3%
$750,000	g	Finance Authority of Maine	5.375%	12/15/33	$762,412
		TOTAL MAINE			762,412

MASSACHUSETTS - 0.6%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,069,110
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	584,130
		TOTAL MASSACHUSETTS			1,653,240

MICHIGAN - 3.7%
275,000		Lansing Community College	5.000	05/01/32	299,662
915,000		Lansing Community College	5.000	05/01/32	1,005,402
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,277,420
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,291,940
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,762,101
1,250,000		Wayne County Airport Authority	5.000	12/01/29	1,457,100
385,000		Wayne County Airport Authority	5.000	12/01/29	457,854
		TOTAL MICHIGAN			9,551,479

MINNESOTA - 0.9%
1,055,000		City of Minneapolis MN	5.000	11/15/33	1,210,697
70,000		Duluth Economic Development Authority	5.000	02/15/33	78,539
500,000		Northern Municipal Power Agency	5.000	01/01/26	578,370
500,000		Northern Municipal Power Agency	5.000	01/01/28	571,825
		TOTAL MINNESOTA			2,439,431

MISSISSIPPI - 4.3%
4,000,000		Mississippi Business Finance Corp	1.690	12/01/30	4,000,000
750,000		Mississippi Development Bank	5.000	04/01/23	833,017
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,680,465
750,000		Mississippi Development Bank	5.000	04/01/24	847,898
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,419,725
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,201,248
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,112,990
		TOTAL MISSISSIPPI			11,095,343

MISSOURI - 3.0%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,417,239
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,148,940
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,159,260
1,500,000	g	Kansas City Land Clearance Redevelopment Authority	5.000	02/01/40	1,526,835
450,000		St. Louis Land Clearance for Redevelopment Authority	4.000	06/01/20	459,671
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	1,998,374
		TOTAL MISSOURI			7,710,319
212

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
NEBRASKA - 0.3%
$250,000		Omaha Airport Authority	5.000%	12/15/22	$276,340
350,000		Omaha Airport Authority	5.000	12/15/23	393,796
		TOTAL NEBRASKA			670,136

NEVADA - 0.6%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,152,080
625,000	g	State of Nevada Department of Business & Industry	6.950	02/15/38	625,369
		TOTAL NEVADA			1,777,449

NEW JERSEY - 2.5%
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,120,540
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,168,400
1,500,000		New Jersey Sports & Exposition Authority	5.000	09/01/24	1,652,610
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,110,060
765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	833,835
500,000		South Jersey Port Corp	5.000	01/01/48	531,630
		TOTAL NEW JERSEY			6,417,075

NEW YORK - 4.4%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/25	1,128,600
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,132,510
1,000,000		County of Nassau NY	5.000	10/01/26	1,170,390
1,000,000		Long Island Power Authority	5.000	09/01/29	1,189,720
1,475,000		Metropolitan Transportation Authority	5.000	11/15/24	1,678,462
375,000		New York Transportation Development Corp	5.000	07/01/30	408,761
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,035,390
715,000		New York Transportation Development Corp	5.000	01/01/36	784,991
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/29	1,806,668
1,000,000		Westchester County Local Development Corp	5.000	11/01/25	1,135,160
		TOTAL NEW YORK			11,470,652

NORTH CAROLINA - 2.2%
160,000		City of Charlotte NC Airport Revenue	5.000	07/01/23	178,491
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/24	113,474
100,000		City of Charlotte NC Airport Revenue	5.000	07/01/25	115,095
1,355,000		County of Duplin NC	5.000	04/01/27	1,570,364
240,000		North Carolina Medical Care Commission	4.000	10/01/19	242,186
2,000,000		North Carolina Medical Care Commission	5.000	06/01/34	2,074,240
200,000		North Carolina Turnpike Authority	5.000	01/01/22	214,280
1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,167,340
		TOTAL NORTH CAROLINA			5,675,470

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	981,620
		TOTAL NORTH DAKOTA			981,620
213

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OHIO - 1.3%
$1,000,000		City of Cleveland OH Airport System Revenue	5.000%	01/01/27	$1,151,970
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	238,182
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	296,080
240,000		City of Toledo OH	4.000	12/01/29	257,880
250,000		City of Toledo OH	4.000	12/01/30	267,085
200,000		City of Toledo OH	4.000	12/01/31	212,618
1,000,000		Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,014,290
		TOTAL OHIO			3,438,105

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	861,638
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,621,020
		TOTAL OKLAHOMA			2,482,658

OREGON - 2.0%
3,000,000	g	Oregon State Business Development Commission	6.500	04/01/31	2,962,320
1,000,000		Oregon State Business Development Commission	11.500	04/01/31	1,052,070
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,187,910
		TOTAL OREGON			5,202,300

PENNSYLVANIA - 4.4%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,256,002
480,000		Borough of Columbia PA	4.000	06/15/38	495,893
740,000		Coatesville School District	5.000	08/01/25	833,854
300,000		Commonwealth of Pennsylvania	5.000	07/01/24	336,807
2,000,000		Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,233,300
2,500,000		Pennsylvania State University	5.000	03/01/40	2,578,275
1,260,000		Pennsylvania Turnpike Commission	5.000	06/01/29	1,428,046
1,155,000		State Public School Building Authority	5.000	05/01/25	1,330,283
915,000		Township of Northampton PA	4.000	05/15/33	954,610
		TOTAL PENNSYLVANIA			11,447,070

RHODE ISLAND - 0.7%
825,000		Rhode Island Commerce Corp	5.000	06/15/27	970,225
810,000		Rhode Island Health & Educational Building Corp	4.000	05/15/20	831,271
		TOTAL RHODE ISLAND			1,801,496

SOUTH CAROLINA - 0.1%
250,000		Piedmont Municipal Power Agency	5.000	01/01/24	281,928
		TOTAL SOUTH CAROLINA			281,928
214

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SOUTH DAKOTA - 0.6%
$415,000		South Dakota Health & Educational Facilities Authority	5.000%	11/01/23	$467,933
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	573,515
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	541,023
		TOTAL SOUTH DAKOTA			1,582,471

TENNESSEE - 0.9%
350,000		Knox County Health Educational & Housing Facility Board	5.000	04/01/20	360,164
1,025,000		Memphis-Shelby County Airport Authority	5.000	07/01/33	1,163,355
755,000		Tennessee Energy Acquisition Corp	4.000	11/01/49	791,753
		TOTAL TENNESSEE			2,315,272

TEXAS - 9.2%
800,000		Austin Convention Enterprises, Inc	5.000	01/01/22	859,512
1,100,000		Central Texas Regional Mobility Authority	5.000	01/01/27	1,265,462
1,210,000		Central Texas Regional Mobility Authority	5.000	01/01/29	1,395,408
400,000		City of Austin TX Airport System Revenue	5.000	11/15/27	469,752
900,000		City of Austin TX Airport System Revenue	5.000	11/15/39	989,028
2,000,000		City of El Paso TX Airport Revenue	5.000	08/15/28	2,330,120
1,970,000		City of Houston TX	5.000	03/01/32	2,276,394
1,500,000		City of Lubbock TX	5.000	02/15/25	1,739,100
500,000		County of Galveston TX	4.000	02/01/38	520,665
550,000		Dallas County Utility & Reclamation District	5.000	02/15/26	642,240
1,105,000		Love Field Airport Modernization Corp	5.250	11/01/40	1,149,454
1,000,000		North Texas Tollway Authority	2.000	01/01/23	991,630
1,000,000		North Texas Tollway Authority	5.000	01/01/30	1,170,390
420,000		Port Freeport TX	5.000	06/01/28	478,804
825,000		Port Freeport TX	5.000	06/01/29	936,928
865,000		Port Freeport TX	5.000	06/01/30	976,386
935,000		Port Freeport TX	5.000	06/01/32	1,046,602
665,000		Southlake Community Enhancement & Development Corp	5.000	02/15/23	737,884
1,195,000		Tarrant County Cultural Education Facilities Finance Corp	1.660	11/15/33	1,195,000
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,661,663
1,000,000		University of North Texas	5.000	04/15/27	1,188,440
		TOTAL TEXAS			24,020,862

UTAH - 1.1%
475,000		Salt Lake City Corp Airport Revenue	5.000	07/01/31	547,893
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,149,030
1,000,000		Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,144,620
		TOTAL UTAH			2,841,543

VIRGIN ISLANDS - 1.8%
2,000,000	g,m	Virgin Islands Public Finance Authority	5.000	09/01/25	2,179,260
2,500,000	g,m	Virgin Islands Public Finance Authority	5.000	09/01/33	2,637,325
		TOTAL VIRGIN ISLANDS			4,816,585
215

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
WASHINGTON - 0.4%
$1,000,000	Pend Oreille County Public Utility District No Box Canyon	5.000%	01/01/29	$1,131,370
	TOTAL WASHINGTON			1,131,370

WEST VIRGINIA - 1.3%
1,000,000	West Virginia Higher Education Policy Commission	5.000	07/01/27	1,185,220
750,000	West Virginia Hospital Finance Authority	5.000	01/01/29	872,370
1,215,000	West Virginia Hospital Finance Authority	5.000	01/01/30	1,401,940
	TOTAL WEST VIRGINIA			3,459,530

WISCONSIN - 0.2%
500,000	Public Finance Authority	5.000	09/30/49	537,315
	TOTAL WISCONSIN			537,315

	TOTAL LONG-TERM MUNICIPAL BONDS			247,850,734
	(Cost $248,050,155)

	TOTAL INVESTMENTS - 95.1%			247,850,734
	(Cost $248,050,155)
	OTHER ASSETS & LIABILITIES, NET - 4.9%			12,623,192
	NET ASSETS - 100.0%			$260,473,926

Abbreviation(s):
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $18,768,635 or 7.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.
216

TIAA-CREF FUNDS - Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.3%

ENERGY - 2.4%
$648,512	i	TerraForm Power Operating LLC	LIBOR 3M + 2.000%	4.522%	11/08/22	$625,276
		TOTAL ENERGY				625,276

UTILITIES - 1.9%
500,000	i	ExGen Renewables IV LLC	LIBOR 3M + 3.000%	5.710	11/28/24	472,500
		TOTAL UTILITIES				472,500

		TOTAL BANK LOAN OBLIGATIONS				1,097,776
		(Cost $1,142,775)

BONDS - 92.4%

CORPORATE BONDS - 45.5%

BANKS - 7.9%
500,000		Bank of America Corp		2.151	11/09/20	490,934
500,000		HSBC Holdings plc		3.033	11/22/23	483,930
500,000	g	ING Groep NV		4.625	01/06/26	503,616
550,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	522,513
		TOTAL BANKS				2,000,993

MATERIALS - 3.9%
500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	501,880
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	498,351
		TOTAL MATERIALS				1,000,231

REAL ESTATE - 4.0%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	505,716
500,000		Digital Realty Trust LP		3.950	07/01/22	502,947
		TOTAL REAL ESTATE				1,008,663

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
500,000		Apple, Inc		2.850	02/23/23	493,842
500,000		Apple, Inc		3.000	06/20/27	476,743
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				970,585

TRANSPORTATION - 0.7%
200,000	g	Mexico City Airport Trust		5.500	07/31/47	175,750
		TOTAL TRANSPORTATION				175,750

UTILITIES - 25.2%
500,000		Avangrid, Inc		3.150	12/01/24	482,547
500,000	g	Azure Power Energy Ltd		5.500	11/03/22	468,758
880,000		DTE Electric Co		4.050	05/15/48	873,305
217

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$500,000		Georgia Power Co		3.250%	04/01/26	$467,495
500,000		Interstate Power & Light Co		4.100	09/26/28	511,265
500,000		MidAmerican Energy Co		3.950	08/01/47	484,757
350,000		MidAmerican Energy Co		3.650	08/01/48	322,655
500,000		NorthWestern Corp		4.176	11/15/44	500,637
529,000		Public Service Co of Colorado		3.700	06/15/28	535,781
500,000		Public Service Co of Colorado		4.100	06/15/48	492,456
491,500	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	450,943
413,907	g	Topaz Solar Farms LLC		4.875	09/30/39	376,300
500,000		Westar Energy, Inc		2.550	07/01/26	467,403
		TOTAL UTILITIES				6,434,302

		TOTAL CORPORATE BONDS				11,590,524
		(Cost $11,406,722)

GOVERNMENT BONDS - 16.1%

AGENCY SECURITIES - 1.0%
250,000		Overseas Private Investment Corp (OPIC)		3.590	06/15/35	255,665
		TOTAL AGENCY SECURITIES				255,665

FOREIGN GOVERNMENT BONDS - 11.7%
500,000		International Bank for Reconstruction & Development		2.125	03/03/25	482,955
500,000	g	International Development Association		2.750	04/24/23	501,913
500,000		KfW		1.750	10/15/19	496,562
1,000,000		North American Development Bank		4.375	02/11/20	1,015,691
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	489,000
		TOTAL FOREIGN GOVERNMENT BONDS				2,986,121

MUNICIPAL BONDS - 3.4%
105,000		New York State Environmental Facilities Corp		2.506	11/15/22	103,900
500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	502,945
250,000	i	State of California	LIBOR 1 M + 0.780%	3.127	04/01/47	251,347
		TOTAL MUNICIPAL BONDS				858,192

		TOTAL GOVERNMENT BONDS				4,099,978
		(Cost $4,070,732)

STRUCTURED ASSETS - 30.8%

ASSET BACKED - 13.5%
586,707	g	HERO Funding Trust		3.910	09/20/42	590,858
		Series - 2016 3A (Class A2)
343,649	g	HERO Funding Trust		3.190	09/20/48	340,111
		Series - 2017 3A (Class A1)
515,474	g	HERO Funding Trust		3.950	09/20/48	526,242
		Series - 2017 3A (Class A2)
500,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	499,867
		Series - 2014 CPT (Class AM)
250,000	g	Sunrun Athena Issuer LLC		5.310	04/30/49	250,264
		Series - 2018 1 (Class A)
218

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$240,000	g	Tesla Auto Lease Trust		3.710%	08/20/21	$240,579
		Series - 2018 B (Class A)
1,000,000		Toyota Auto Receivables Owner Trust		1.520	08/16/21	988,630
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				3,436,551

OTHER MORTGAGE BACKED - 17.3%
100,000	g	BBCMS Trust		4.498	08/10/35	99,736
		Series - 2015 SRCH (Class B)
600,000	g,i	BBCMS Trust		4.957	08/10/35	585,938
		Series - 2015 SRCH (Class D)
500,000	g	COMM Mortgage Trust		3.178	02/10/35	492,589
		Series - 2015 3BP (Class A)
275,000	g	GRACE Mortgage Trust		3.369	06/10/28	275,707
		Series - 2014 GRCE (Class A)
183,781	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	183,048
		Series - 2012 HSBC (Class A)
1,500,000	g	OBP Depositor LLC Trust		4.646	07/15/45	1,525,199
		Series - 2010 OBP (Class A)
780,000	g,i	Wells Fargo Commercial Mortgage Trust		2.710	03/18/28	773,755
		Series - 2013 120B (Class A)
500,000	g,i	Wells Fargo Commercial Mortgage Trust	LIBOR 1 M + 0.750%	3.205	12/15/34	488,765
		Series - 2017 SMP (Class A)
		TOTAL OTHER MORTGAGE BACKED				4,424,737

		TOTAL STRUCTURED ASSETS				7,861,288
		(Cost $7,818,730)

		TOTAL BONDS				23,551,790
		(Cost $23,296,184)

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 2.5%
630,000		Federal Home Loan Bank (FHLB)		2.100	01/02/19	629,962
		TOTAL GOVERNMENT AGENCY DEBT				629,962

		TOTAL SHORT-TERM INVESTMENTS				629,962
		(Cost $629,962)

		TOTAL INVESTMENTS - 99.2%				25,279,528
		(Cost $25,068,921)
		OTHER ASSETS & LIABILITIES, NET - 0.8%				196,082
		NET ASSETS - 100.0%				$25,475,610

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
219

TIAA-CREF FUNDS - Green Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $10,840,234 or 42.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
220

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 6.5%

AUTOMOBILES & COMPONENTS - 0.2%
$8,546,777	i	Gates Global LLC	LIBOR 1 M + 2.750%	5.272%	04/01/24	$8,100,720
		TOTAL AUTOMOBILES & COMPONENTS				8,100,720

CAPITAL GOODS - 0.4%
1,641,500	i	Proampac PG Borrower LLC	LIBOR 1 and 3 M + 3.500%	6.145	11/20/23	1,563,529
4,455,056	i	Titan Acquisition Ltd	LIBOR 1 M + 3.000%	5.522	03/28/25	4,063,368
9,675,000	h,i	TransDigm, Inc	LIBOR 1 M + 2.500%	5.022	06/09/23	9,106,594
		TOTAL CAPITAL GOODS				14,733,491

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
14,727,480	i	Spin Holdco, Inc	LIBOR 3 M + 3.250%	5.686	11/14/22	14,020,561
745,208	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.345	05/15/23	715,400
4,254,792	i	WASH Multifamily Laundry Systems LLC	LIBOR 1 M + 7.000%	9.345	05/15/23	4,084,600
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				18,820,561

CONSUMER SERVICES - 1.4%
7,149,827	i	Allied Universal Holdco LLC	LIBOR 1 M + 3.750%	6.272	07/28/22	6,767,312
15,000,000	i	Allied Universal Holdco LLC	Prime 3 M + 3.250%	8.500	07/28/22	14,287,500
13,275,000	i	CDS US Intermediate Holdings, Inc	LIBOR 1 and 3 M + 8.250%	11.053	07/10/23	10,752,750
9,775,875	i	KUEHG Corp	LIBOR 3 M + 3.750%	6.553	02/21/25	9,366,559
8,800,000	i	KUEHG Corp	LIBOR 3 M + 8.250%	10.636	08/22/25	8,778,000
3,687,820	i	Scientific Games International, Inc	LIBOR 1 and 2 M + 2.750%	5.245	08/14/24	3,452,058
		TOTAL CONSUMER SERVICES				53,404,179

ENERGY - 0.4%
10,845,000	i	California Resources Corp	LIBOR 1 M + 10.375%	12.897	12/31/21	10,600,988
4,837,535	i	Petrochoice Holdings, Inc	LIBOR 3 M + 5.000%	7.527	08/21/22	4,716,596
		TOTAL ENERGY				15,317,584

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
10,000,000	i	Envision Healthcare Corp	LIBOR 1 M + 3.750%	6.272	10/10/25	9,296,400
6,175,000	i	Gentiva Health Services, Inc	LIBOR 1 M + 7.000%	9.563	07/02/26	6,144,125
227,209		Heartland Dental LLC		3.750	04/30/25	217,269
4,186,587	i	Heartland Dental LLC	LIBOR 1 M + 3.750%	6.272	04/30/25	4,003,376
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				19,661,170

INSURANCE - 0.5%
12,388,175	i	Acrisure LLC	LIBOR 1 M + 4.250%	6.772	11/22/23	11,977,879
5,475,000	i	Asurion LLC	LIBOR 1 M + 6.500%	9.022	08/04/25	5,403,168
		TOTAL INSURANCE				17,381,047
221

TIAA-CREF FUNDS - High-Yield Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
MATERIALS - 0.5%
$3,830,750	i	Berlin Packaging LLC	LIBOR 1 and 3 M + 3.000%	5.350%	11/07/25	$3,598,185
4,750,000	h,i	Berry Global, Inc	LIBOR 1 M + 2.000%	4.387	10/03/22	4,631,250
435,584	i	Plaze, Inc	LIBOR 1 and 3 M + 3.500%	5.896	07/29/22	7,021,345
1,541,407	i	Tronox Blocked Borrower LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	1,492,961
3,557,093	i	Tronox Finance LLC	LIBOR 1 M + 3.000%	5.522	09/23/24	3,445,294
		TOTAL MATERIALS				20,189,035

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
9,183,750	i	Alphabet Holding Co, Inc	LIBOR 1 M + 3.500%	6.022	09/26/24	8,219,456
1,209,688	i	PAREXEL International Corp	LIBOR 1 M + 2.750%	5.272	09/27/24	1,090,231
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				9,309,687

REAL ESTATE - 0.4%
14,588,438	i	DTZ US Borrower LLC	LIBOR 1 M + 3.250%	5.772	08/21/25	13,931,958
		TOTAL REAL ESTATE				13,931,958

RETAILING - 0.8%
10,983,430	i	Academy Ltd	LIBOR 1 M + 4.000%	6.349	07/01/22	7,262,793
10,650,000		Sally Holdings LLC		4.500	07/05/24	9,691,500
9,900,000	i	Staples, Inc	LIBOR 3 M + 4.000%	6.541	09/12/24	9,471,033
		TOTAL RETAILING				26,425,326

UTILITIES - 0.6%
3,579,552	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.710	11/28/24	3,382,677
9,825,031	i	Talen Energy Supply LLC	LIBOR 1 M + 4.000%	6.522	07/14/23	9,673,529
8,978,475	i	Vistra Operations Co LLC	LIBOR 1 M + 2.250%	4.772	12/14/23	8,611,884
		TOTAL UTILITIES				21,668,090

		TOTAL BANK LOAN OBLIGATIONS				238,942,848
		(Cost $254,143,933)

BONDS - 89.4%

CORPORATE BONDS - 89.4%

AUTOMOBILES & COMPONENTS - 1.3%
9,950,000	g	Adient Global Holdings Ltd		4.875	08/15/26	7,611,750
3,600,000	g	Allison Transmission, Inc		5.000	10/01/24	3,456,000
600,000	g	Allison Transmission, Inc		4.750	10/01/27	534,000
5,700,000	g	Dana Financing Luxembourg Sarl		5.750	04/15/25	5,315,250
7,500,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	7,190,625
1,900,000		Dana, Inc		5.500	12/15/24	1,767,000
11,501,000	g	Gates Global LLC		6.000	07/15/22	11,270,980
2,875,000		Goodyear Tire & Rubber Co		5.000	05/31/26	2,587,500
1,100,000	g,o	IHO Verwaltungs GmbH		4.125	09/15/21	1,045,000
1,100,000	g,o	IHO Verwaltungs GmbH		4.500	09/15/23	1,006,500
222

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,100,000	g,o	IHO Verwaltungs GmbH	4.750%	09/15/26	$957,627
5,950,000	g	Schaeffler Finance BV	4.750	05/15/23	5,697,125
		TOTAL AUTOMOBILES & COMPONENTS			48,439,357

BANKS - 0.9%
4,400,000		Barclays plc	7.750	N/A‡	4,232,448
9,500,000		Citigroup, Inc	6.125	N/A‡	9,274,375
5,600,000	g	Credit Suisse Group AG.	6.250	N/A‡	5,290,919
7,500,000	g	Nordea Bank AB	5.500	N/A‡	7,312,500
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,285,401
4,275,000		Royal Bank of Scotland Group plc	8.625	N/A‡	4,424,625
		TOTAL BANKS			32,820,268

CAPITAL GOODS - 2.8%
3,000,000		Anixter, Inc	5.125	10/01/21	2,992,500
2,500,000		Anixter, Inc	5.500	03/01/23	2,493,750
5,000,000	g	Anixter, Inc	6.000	12/01/25	4,962,500
22,950,000	g	Beacon Escrow Corp	4.875	11/01/25	20,167,312
13,475,000	g	Cleaver-Brooks, Inc	7.875	03/01/23	13,003,375
10,015,000	g	Cloud Crane LLC	10.125	08/01/24	10,290,412
15,500,000		H&E Equipment Services, Inc	5.625	09/01/25	14,221,250
7,450,000	g	SPX FLOW, Inc	5.625	08/15/24	7,040,250
4,150,000	g	SPX FLOW, Inc	5.875	08/15/26	3,859,500
13,130,000	g	Stena AB	7.000	02/01/24	11,948,300
2,750,000	g	TransDigm UK Holdings plc	6.875	05/15/26	2,619,375
5,000,000		TransDigm, Inc	6.000	07/15/22	4,881,250
4,825,000		TransDigm, Inc	6.500	07/15/24	4,692,313
2,375,000		TransDigm, Inc	6.500	05/15/25	2,268,125
		TOTAL CAPITAL GOODS			105,440,212

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
6,851,000		ADT Corp	6.250	10/15/21	6,945,201
7,575,000		ADT Corp	3.500	07/15/22	7,006,875
12,350,000	g	ADT Corp	4.875	07/15/32	9,139,000
7,250,000		AECOM	5.875	10/15/24	7,141,250
10,000,000		AECOM	5.125	03/15/27	8,550,000
2,000,000		Covanta Holding Corp	5.875	03/01/24	1,880,000
10,700,000		Covanta Holding Corp	6.000	01/01/27	9,576,500
8,487,000	g	Herc Rentals, Inc	7.500	06/01/22	8,868,915
8,337,000	g	Herc Rentals, Inc	7.750	06/01/24	8,691,322
8,675,000	g	Iron Mountain, Inc	4.875	09/15/27	7,568,937
5,000,000	g	KAR Auction Services, Inc	5.125	06/01/25	4,512,500
2,000,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	1,940,000
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,541,875
16,425,000		United Rentals North America, Inc	5.500	07/15/25	15,480,562
6,675,000		United Rentals North America, Inc	4.625	10/15/25	5,957,438
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,107,438
13,500,000		United Rentals North America, Inc	6.500	12/15/26	13,297,500
1,500,000		United Rentals North America, Inc	5.500	05/15/27	1,391,250
4,200,000		United Rentals North America, Inc	4.875	01/15/28	3,685,500
8,250,000	g	XPO Logistics, Inc	6.500	06/15/22	8,177,813
8,325,000	g	XPO Logistics, Inc	6.125	09/01/23	8,012,813
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			147,472,689
223

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 2.2%
$2,125,000	g	Hanesbrands, Inc	4.625%	05/15/24	$1,992,187
3,000,000	g	Hanesbrands, Inc	4.875	05/15/26	2,703,750
5,575,000		KB Home	7.000	12/15/21	5,672,563
1,900,000		KB Home	7.625	05/15/23	1,923,750
1,800,000		Lennar Corp	8.375	01/15/21	1,912,500
5,600,000		Lennar Corp	4.125	01/15/22	5,376,000
16,000,000		Lennar Corp	4.500	04/30/24	15,120,000
13,150,000		Lennar Corp	5.875	11/15/24	13,150,000
12,800,000	g	LGI Homes, Inc	6.875	07/15/26	11,488,000
18,050,000	g	Mattel, Inc	6.750	12/31/25	16,104,030
3,000,000		PulteGroup, Inc	5.500	03/01/26	2,887,500
5,000,000		PulteGroup, Inc	5.000	01/15/27	4,525,000
		TOTAL CONSUMER DURABLES & APPAREL			82,855,280

CONSUMER SERVICES - 6.2%
8,125,000	g	1011778 BC ULC / New Red Finance Inc	4.250	05/15/24	7,481,581
15,000,000	g	1011778 BC ULC / New Red Finance Inc	5.000	10/15/25	13,800,000
4,000,000		Boyd Gaming Corp	6.375	04/01/26	3,870,000
6,300,000		Boyd Gaming Corp	6.000	08/15/26	5,890,500
2,800,000		Cedar Fair LP	5.375	04/15/27	2,646,000
11,000,000	g	Cott Holdings, Inc	5.500	04/01/25	10,367,500
22,800,000	g	frontdoor, Inc	6.750	08/15/26	21,660,000
3,000,000		Hilton Domestic Operating Co, Inc	4.250	09/01/24	2,835,000
8,500,000		Hilton Worldwide Finance LLC	4.625	04/01/25	8,053,750
8,035,000	g	International Game Technology	6.250	02/15/22	8,055,087
14,785,000	g	International Game Technology	6.500	02/15/25	14,563,225
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,464,000
2,500,000	g	Live Nation Entertainment, Inc	4.875	11/01/24	2,375,000
3,500,000		MGM Resorts International	6.750	10/01/20	3,596,250
11,250,000		MGM Resorts International	6.000	03/15/23	11,306,250
16,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	14,320,000
41,210,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	42,497,812
4,000,000		Scientific Games International, Inc	6.250	09/01/20	3,840,000
4,650,000	g	Scientific Games International, Inc	5.000	10/15/25	4,150,125
6,000,000	g	ServiceMaster Co LLC	5.125	11/15/24	5,670,000
22,500,000	g	Six Flags Entertainment Corp	4.875	07/31/24	21,206,250
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,571,700
13,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	12,122,500
		TOTAL CONSUMER SERVICES			229,342,530

DIVERSIFIED FINANCIALS - 4.7%
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,856,250
14,450,000	g	Avolon Holdings Funding Ltd	5.125	10/01/23	13,799,750
4,750,000		CIT Group, Inc	5.000	08/01/23	4,655,000
2,000,000		CIT Group, Inc	5.250	03/07/25	1,955,000
900,000		CIT Group, Inc	6.125	03/09/28	895,500
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	920,333
10,000,000		GMAC, Inc	8.000	11/01/31	11,100,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,196,500
224

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$21,200,000		Icahn Enterprises LP	6.250%	02/01/22	$20,935,000
6,500,000		Icahn Enterprises LP	6.750	02/01/24	6,435,000
3,700,000		ING Groep NV	6.000	N/A‡	3,594,180
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,594,375
4,750,000	g	Lloyds Banking Group plc	6.657	N/A‡	4,669,820
8,330,000		Navient Corp	6.625	07/26/21	8,038,450
9,500,000		Navient Corp	7.250	09/25/23	8,716,250
8,000,000		Navient Corp	6.125	03/25/24	6,860,000
12,025,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	11,634,187
12,500,000	g	Park Aerospace Holdings Ltd	4.500	03/15/23	11,687,500
12,975,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	12,520,875
27,850,000	g	Quicken Loans, Inc	5.250	01/15/28	24,647,250
		TOTAL DIVERSIFIED FINANCIALS			172,711,220

ENERGY - 17.5%
8,425,000		AmeriGas Partners LP	5.625	05/20/24	7,961,625
14,500,000		AmeriGas Partners LP	5.500	05/20/25	13,267,500
6,375,000		AmeriGas Partners LP	5.875	08/20/26	5,817,187
13,300,000		AmeriGas Partners LP	5.750	05/20/27	11,770,500
2,000,000		Ashland, Inc	6.875	05/15/43	1,970,000
2,183,000		California Resources Corp	5.500	09/15/21	1,500,812
5,180,000	†,g	California Resources Corp	8.000	12/15/22	3,509,450
4,151,000	†	California Resources Corp	6.000	11/15/24	2,532,110
13,065,000		Calumet Specialty Products Partners LP	6.500	04/15/21	10,909,275
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	3,702,387
10,600,000		Calumet Specialty Products Partners LP	7.750	04/15/23	8,056,000
1,400,000		Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,477,000
7,935,000		Cheniere Corpus Christi Holdings LLC	5.875	03/31/25	7,895,325
13,000,000	g	Cheniere Energy Partners LP	5.625	10/01/26	12,155,000
14,250,000		Chesapeake Energy Corp	7.000	10/01/24	12,326,250
9,100,000		Chesapeake Energy Corp	7.500	10/01/26	7,780,500
4,750,000		Chesapeake Energy Corp	8.000	06/15/27	3,990,000
10,878,000	m	Cloud Peak Energy Resources LLC	12.000	11/01/21	6,200,460
9,845,000		Crestwood Midstream Partners LP	6.250	04/01/23	9,475,812
11,050,000		Crestwood Midstream Partners LP	5.750	04/01/25	10,248,875
3,600,000	g	Denbury Resources, Inc	9.000	05/15/21	3,366,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,135,000
525,000		Denbury Resources, Inc	4.625	07/15/23	308,437
14,750,000	g	Denbury Resources, Inc	7.500	02/15/24	11,873,750
10,000,000		Diamond Offshore Drilling, Inc	7.875	08/15/25	8,300,000
3,000,000		Dynegy, Inc	7.375	11/01/22	3,097,500
4,875,000		Dynegy, Inc	7.625	11/01/24	5,143,125
6,650,000		Ensco plc	7.750	02/01/26	4,921,000
11,551,000	†,g	EP Energy LLC	9.375	05/01/24	5,140,195
14,250,000	g	EP Energy LLC	7.750	05/15/26	12,611,250
29,335,000		Exterran Partners LP	6.000	04/01/21	28,161,600
11,293,000		Exterran Partners LP	6.000	10/01/22	10,615,420
17,900,000		Genesis Energy LP	6.500	10/01/25	15,752,000
22,500,000		Genesis Energy LP	6.250	05/15/26	19,293,750
26,175,000	g	Hess Infrastructure Partners LP	5.625	02/15/26	25,324,313
6,875,000		Murphy Oil Corp	6.875	08/15/24	6,837,377
19,800,000		Murphy Oil Corp	5.750	08/15/25	18,502,713
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,512,500
225

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,650,000		Murphy Oil USA, Inc	5.625%	05/01/27	$1,584,000
3,750,000		Nabors Industries, Inc	5.100	09/15/23	2,847,968
23,750,000		Nabors Industries, Inc	5.750	02/01/25	17,987,145
15,752,000		Oasis Petroleum, Inc	6.875	03/15/22	14,846,260
9,595,000		Oasis Petroleum, Inc	6.875	01/15/23	8,863,381
17,250,000	g	Oasis Petroleum, Inc	6.250	05/01/26	14,490,000
12,000,000	g	Parkland Fuel Corp	6.000	04/01/26	11,250,000
4,362,000		Precision Drilling Corp	5.250	11/15/24	3,620,460
2,850,000	g	Precision Drilling Corp	7.125	01/15/26	2,451,000
22,825,000		Range Resources Corp	5.750	06/01/21	22,083,188
1,900,000		Range Resources Corp	5.000	08/15/22	1,700,500
2,375,000		Range Resources Corp	4.875	05/15/25	1,947,500
5,850,000		SM Energy Co	6.125	11/15/22	5,528,250
1,900,000		SM Energy Co	6.750	09/15/26	1,700,500
16,000,000		SM Energy Co	6.625	01/15/27	14,240,000
9,500,000		Southwestern Energy Co	6.200	01/23/25	8,490,625
19,000,000		Southwestern Energy Co	7.500	04/01/26	17,955,000
4,750,000		Southwestern Energy Co	7.750	10/01/27	4,512,500
5,000,000		Suburban Propane Partners LP	5.500	06/01/24	4,650,000
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	9,333,000
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	7,234,875
6,575,000		Sunoco LP	4.875	01/15/23	6,410,625
2,500,000		Sunoco LP	5.500	02/15/26	2,368,750
2,000,000		Sunoco LP	5.875	03/15/28	1,870,760
9,825,000		Targa Resources Partners LP	5.125	02/01/25	9,210,938
11,500,000	g	Targa Resources Partners LP	5.875	04/15/26	11,183,750
10,000,000		Targa Resources Partners LP	5.000	01/15/28	9,050,000
10,000,000	g	TerraForm Power Operating LLC	5.000	01/31/28	8,800,000
15,975,000	g	Transocean Guardian Ltd	5.875	01/15/24	15,296,063
12,800,000	g	Transocean Pontus Ltd	6.125	08/01/25	12,352,000
1,900,000		Transocean, Inc	5.800	10/15/22	1,672,000
2,850,000	g	Transocean, Inc	9.000	07/15/23	2,835,750
2,575,000	g	Transocean, Inc	7.500	01/15/26	2,259,563
6,220,000		Transocean, Inc	6.800	03/15/38	4,136,300
30,000,000	g	USA Compression Partners LP	6.875	04/01/26	28,800,000
11,750,000		Whiting Petroleum Corp	6.250	04/01/23	10,692,500
8,975,000		Whiting Petroleum Corp	6.625	01/15/26	7,696,063
1,825,000		WPX Energy, Inc	6.000	01/15/22	1,774,813
5,950,000		WPX Energy, Inc	8.250	08/01/23	6,217,750
		TOTAL ENERGY			647,385,775

FOOD & STAPLES RETAILING - 1.0%
8,500,000		Albertsons Cos LLC	6.625	06/15/24	7,883,750
14,250,000		Albertsons Cos LLC	5.750	03/15/25	12,468,750
17,960,000		Ingles Markets, Inc	5.750	06/15/23	17,735,500
		TOTAL FOOD & STAPLES RETAILING			38,088,000

FOOD, BEVERAGE & TOBACCO - 0.4%
2,120,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	2,061,700
7,250,000	g	Post Holdings, Inc	5.500	03/01/25	6,958,623
2,375,000	g	Post Holdings, Inc	5.000	08/15/26	2,161,250
226

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,150,000	g	Post Holdings, Inc	5.750%	03/01/27	$2,953,125
2,500,000	g	Post Holdings, Inc	5.625	01/15/28	2,300,000
		TOTAL FOOD, BEVERAGE & TOBACCO			16,434,698

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
16,000,000	g	Change Healthcare Holdings LLC	5.750	03/01/25	14,920,000
14,500,000		CHS/Community Health Systems	5.125	08/01/21	13,448,750
11,875,000		CHS/Community Health Systems	6.250	03/31/23	10,792,000
5,000,000		DaVita, Inc	5.125	07/15/24	4,687,500
14,500,000		DaVita, Inc	5.000	05/01/25	13,158,750
4,625,000		Encompass Health Corp	5.750	11/01/24	4,578,750
3,000,000		Encompass Health Corp	5.750	09/15/25	2,925,000
18,000,000	g	Enterprise Merger Sub, Inc	8.750	10/15/26	15,570,000
13,600,000		HCA, Inc	7.500	02/15/22	14,450,000
1,800,000		HCA, Inc	5.875	03/15/22	1,845,000
10,000,000		HCA, Inc	5.000	03/15/24	9,900,000
13,350,000		HCA, Inc	5.375	02/01/25	13,016,250
24,650,000		HCA, Inc	5.875	02/15/26	24,526,750
900,000		HCA, Inc	7.500	11/06/33	945,000
6,550,000		HCA, Inc	5.500	06/15/47	6,206,125
5,000,000	g	MEDNAX, Inc	6.250	01/15/27	4,825,000
5,000,000		MPT Operating Partnership LP	5.000	10/15/27	4,571,875
4,750,000	g	RegionalCare Hospital Partners Holdings, Inc	8.250	05/01/23	4,797,500
3,000,000		Tenet Healthcare Corp	6.750	02/01/20	2,996,250
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,505,625
11,500,000		Tenet Healthcare Corp	8.125	04/01/22	11,528,750
15,000,000		Tenet Healthcare Corp	6.750	06/15/23	14,081,250
23,125,000		Tenet Healthcare Corp	4.625	07/15/24	21,506,250
5,000,000		Tenet Healthcare Corp	7.000	08/01/25	4,625,000
8,900,000		Tenet Healthcare Corp	6.875	11/15/31	7,476,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			231,883,375

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,644,000
5,675,000	g	First Quality Finance Co, Inc	5.000	07/01/25	5,079,125
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			9,723,125

INSURANCE - 0.1%
2,000,000	g	WellCare Health Plans, Inc	5.375	08/15/26	1,930,000
		TOTAL INSURANCE			1,930,000

MATERIALS - 8.9%
1,600,000	g	Alcoa Nederland Holding BV	6.750	09/30/24	1,624,000
1,600,000	g	Alcoa Nederland Holding BV	7.000	09/30/26	1,632,000
1,500,000	g	Alcoa Nederland Holding BV	6.125	05/15/28	1,436,250
6,550,000		Alcoa, Inc	5.400	04/15/21	6,613,782
4,750,000		Alcoa, Inc	5.125	10/01/24	4,583,750
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,879,195
18,000,000		Blue Cube Spinco, Inc	9.750	10/15/23	19,800,000
11,400,000		Blue Cube Spinco, Inc	10.000	10/15/25	12,882,000
1,800,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,892,268
7,625,000	g	Commercial Metals Co	5.750	04/15/26	7,072,187
227

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		Crown Americas LLC	4.500%	01/15/23	$1,952,500
3,000,000	g	Crown Americas LLC	4.750	02/01/26	2,846,250
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,104,000
4,750,000	g	First Quantum Minerals Ltd	7.250	04/01/23	4,180,000
4,750,000	g	First Quantum Minerals Ltd	7.500	04/01/25	3,918,750
9,500,000	g	First Quantum Minerals Ltd	6.875	03/01/26	7,623,750
4,250,000	g	FMG Resources Ltd	4.750	05/15/22	4,037,500
11,400,000	g	FMG Resources Ltd	5.125	03/15/23	10,716,000
10,000,000		Freeport-McMoRan, Inc	3.875	03/15/23	9,250,000
9,250,000		Freeport-McMoRan, Inc	4.550	11/14/24	8,533,125
3,100,000		Freeport-McMoRan, Inc	5.400	11/14/34	2,441,250
14,250,000		Freeport-McMoRan, Inc	5.450	03/15/43	10,847,812
6,650,000	g	GCP Applied Technologies, Inc	5.500	04/15/26	6,483,750
5,828,000	g	James Hardie International Finance DAC	4.750	01/15/25	5,303,480
4,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	3,633,750
1,250,000		Kaiser Aluminum Corp	5.875	05/15/24	1,221,875
40,000,000	g	Nova Chemicals Corp	4.875	06/01/24	36,100,000
3,500,000	g	NV Chemicals Corp	5.250	08/01/23	3,307,500
16,000,000	g	OCI NV	6.625	04/15/23	15,704,864
6,450,000		Olin Corp	5.125	09/15/27	5,934,000
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,278,125
1	†,m	Pliant	0.000		0
1,650,000		PolyOne Corp	5.250	03/15/23	1,592,250
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,310,000
2,000,000	g	Standard Industries, Inc	5.000	02/15/27	1,750,000
9,475,000	g	Starfruit Finco BV	8.000	10/01/26	8,764,375
3,000,000		Steel Dynamics, Inc	4.125	09/15/25	2,756,250
6,650,000		Teck Resources Ltd	6.125	10/01/35	6,350,750
9,500,000		Teck Resources Ltd	6.250	07/15/41	9,001,250
9,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	7,866,000
18,800,000	g	Tronox Finance plc	5.750	10/01/25	15,228,000
22,750,000	g	Tronox, Inc	6.500	04/15/26	18,882,500
13,370,000	g	Univar, Inc	6.750	07/15/23	13,236,300
1,000,000		Valvoline, Inc	5.500	07/15/24	977,500
2,000,000		Valvoline, Inc	4.375	08/15/25	1,840,000
4,749,000	g	Versum Materials, Inc	5.500	09/30/24	4,701,510
		TOTAL MATERIALS			330,090,398

MEDIA & ENTERTAINMENT - 11.3%
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,408,000
28,175,000	g	Altice France S.A.	8.125	02/01/27	26,554,937
7,500,000		AMC Entertainment Holdings, Inc	5.875	02/15/22	7,275,000
1,600,000		AMC Entertainment Holdings, Inc	5.875	11/15/26	1,372,000
7,475,000		AMC Entertainment Holdings, Inc	6.125	05/15/27	6,391,125
10,000,000		AMC Entertainment, Inc	5.750	06/15/25	8,800,000
10,615,000	g	CBS Radio, Inc	7.250	11/01/24	9,871,950
10,725,000	g	CCO Holdings LLC	4.000	03/01/23	10,001,062
20,900,000		CCO Holdings LLC	5.750	01/15/24	20,795,500
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	19,900,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,554,062
6,650,000	g	CCO Holdings LLC	5.125	05/01/27	6,193,810
10,075,000		Cinemark USA, Inc	4.875	06/01/23	9,672,000
228

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,010,000		Clear Channel Worldwide Holdings, Inc	6.500%	11/15/22	$1,989,900
9,500,000		CSC Holdings LLC	6.750	11/15/21	9,737,500
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,090,500
29,250,000	g	CSC Holdings LLC	7.500	04/01/28	29,176,875
4,030,000		DISH DBS Corp	5.000	03/15/23	3,354,975
28,500,000		DISH DBS Corp	7.750	07/01/26	23,583,750
7,500,000	g	DISH Network Corp	2.375	03/15/24	5,971,245
13,860,000		DISH Network Corp	3.375	08/15/26	11,192,172
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	13,072,875
7,525,000	g	EW Scripps Co	5.125	05/15/25	6,904,188
13,175,000	g	Gray Escrow, Inc	7.000	05/15/27	12,844,571
14,990,000	g	Gray Television, Inc	5.125	10/15/24	13,820,780
11,600,000	g	Gray Television, Inc	5.875	07/15/26	10,814,680
5,000,000		Lamar Media Corp	5.750	02/01/26	5,062,500
10,325,000	g	Lions Gate Capital Holdings LLC	5.875	11/01/24	10,195,937
825,000		Match Group, Inc	6.375	06/01/24	839,438
14,710,000	g	Meredith Corp	6.875	02/01/26	14,379,025
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	15,329,580
13,577,000	g	Neptune Finco Corp	10.875	10/15/25	15,245,885
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,340,625
4,750,000	g	Numericable Group S.A.	6.250	05/15/24	4,429,375
19,150,000	g	Numericable-SFR S.A.	7.375	05/01/26	17,570,125
850,000		Outfront Media Capital LLC	5.250	02/15/22	845,750
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,329,750
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	7,573,500
1,400,000	g	Tegna, Inc	4.875	09/15/21	1,368,500
3,375,000	g	Tegna, Inc	5.500	09/15/24	3,269,531
4,325,000	g	Univision Communications, Inc	5.125	05/15/23	3,881,688
9,100,000	g	Univision Communications, Inc	5.125	02/15/25	7,985,250
3,425,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	3,375,807
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,497,500
		TOTAL MEDIA & ENTERTAINMENT			416,863,223

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.8%
1,800,000	g	Endo Dac	5.875	10/15/24	1,701,000
2,375,000	g	Endo Finance LLC	5.375	01/15/23	1,805,000
4,100,000	g	Endo Finance LLC	6.000	02/01/25	2,941,750
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	5,912,500
3,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,239,140
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	3,610,000
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,311,000
5,000,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	4,305,959
7,900,000		Teva Pharmaceutical Finance Netherlands III BV	6.000	04/15/24	7,608,878
8,975,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	8,700,808
7,000,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	6,895,000
17,600,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	16,045,744
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	4,726,250
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	4,750,000
3,800,000	g	Valeant Pharmaceuticals International, Inc	8.500	01/31/27	3,686,000
17,825,000	g	VRX Escrow Corp	5.875	05/15/23	16,488,125
9,500,000	g	VRX Escrow Corp	6.125	04/15/25	8,288,750
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			101,015,904
229

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
REAL ESTATE - 0.7%
$3,975,000		Equinix, Inc	5.875%	01/15/26	$4,004,812
25,300,000	g	WeWork Cos, Inc	7.875	05/01/25	22,453,750
		TOTAL REAL ESTATE			26,458,562

RETAILING - 3.4%
14,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	13,859,812
1,675,000		CDW LLC	5.000	09/01/25	1,603,812
3,000,000	†,m	JC Penney Corp, Inc	6.375	10/15/36	945,000
6,650,000		L Brands, Inc	5.250	02/01/28	5,685,750
6,650,000		L Brands, Inc	6.875	11/01/35	5,554,080
9,550,000		L Brands, Inc	6.750	07/01/36	7,783,250
5,400,000	g	Lithia Motors, Inc	5.250	08/01/25	4,968,000
11,077,000		Men’s Wearhouse, Inc	7.000	07/01/22	11,132,385
5,670,000		Penske Automotive Group, Inc	5.375	12/01/24	5,308,538
9,145,000		Penske Automotive Group, Inc	5.500	05/15/26	8,504,850
24,800,000	†,g	PetSmart, Inc	7.125	03/15/23	14,446,000
7,725,000	g	PetSmart, Inc	5.875	06/01/25	5,581,313
5,000,000	†,g	PetSmart, Inc	8.875	06/01/25	2,900,000
5,000,000		Sonic Automotive, Inc	5.000	05/15/23	4,537,500
2,650,000		Sonic Automotive, Inc	6.125	03/15/27	2,318,750
36,100,000	g	Staples, Inc	8.500	09/15/25	32,569,417
		TOTAL RETAILING			127,698,457

SOFTWARE & SERVICES - 3.0%
15,725,000	g	Banff Merger Sub, Inc	9.750	09/01/26	14,388,375
3,000,000		CDK Global, Inc	5.875	06/15/26	3,012,150
4,500,000	g	First Data Corp	5.000	01/15/24	4,331,250
6,750,000	g	First Data Corp	5.750	01/15/24	6,591,982
6,350,000		NCR Corp	5.875	12/15/21	6,191,250
5,000,000		NCR Corp	5.000	07/15/22	4,712,500
4,750,000		NCR Corp	6.375	12/15/23	4,603,748
8,500,000	g	Nielsen Co Luxembourg SARL	5.000	02/01/25	7,947,500
16,400,000	g	Open Text Corp	5.875	06/01/26	16,072,000
14,900,000	g	Refinitiv US Holdings	8.250	11/15/26	13,614,875
16,475,000	g	Refinitiv US Holdings, Inc	6.250	05/15/26	15,898,375
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,880,500
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	1,975,000
4,275,000	g	Symantec Corp	5.000	04/15/25	3,988,840
2,000,000	g	WEX, Inc	4.750	02/01/23	1,950,000
		TOTAL SOFTWARE & SERVICES			109,158,345

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
23,700,000	g	CommScope, Inc	6.000	06/15/25	21,567,000
6,650,000	g	Dell International LLC	5.875	06/15/21	6,642,582
6,575,000	g	Dell International LLC	7.125	06/15/24	6,690,063
4,750,000	g	Dell International LLC	8.350	07/15/46	5,148,362
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			40,048,007
230

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TELECOMMUNICATION SERVICES - 5.5%
$16,900,000	g	Altice Luxembourg S.A.	7.750%	05/15/22	$15,379,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	5,985,000
17,300,000		CenturyLink, Inc	5.800	03/15/22	16,651,250
16,400,000		CenturyLink, Inc	7.500	04/01/24	15,826,000
3,800,000		CenturyLink, Inc	7.650	03/15/42	2,992,500
4,550,000		CenturyTel, Inc	7.600	09/15/39	3,594,500
35,375,000	g	Frontier Communications Corp	8.500	04/01/26	30,953,125
4,750,000		Level 3 Financing, Inc	5.375	01/15/24	4,524,375
9,600,000		Level 3 Financing, Inc	5.250	03/15/26	8,784,000
13,007,000		Sprint Capital Corp	6.875	11/15/28	12,291,615
13,275,000		Sprint Capital Corp	8.750	03/15/32	14,005,125
6,900,000		Sprint Corp	7.875	09/15/23	7,081,125
10,450,000		Sprint Corp	7.625	02/15/25	10,450,000
9,500,000		Sprint Corp	7.625	03/01/26	9,381,250
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	8,835,000
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,324,208
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,036,597
22,000,000		T-Mobile USA, Inc	5.125	04/15/25	21,367,500
		TOTAL TELECOMMUNICATION SERVICES			203,462,170

TRANSPORTATION - 2.0%
5,700,000	g	Bombardier, Inc	7.750	03/15/20	5,785,500
14,500,000	g	Bombardier, Inc	6.000	10/15/22	13,593,750
16,825,000	g	Bombardier, Inc	6.125	01/15/23	15,773,438
14,800,000	g	Bombardier, Inc	7.500	03/15/25	13,949,000
2,525,000	m	Bristow Group, Inc	6.250	10/15/22	883,750
8,540,000	g	Bristow Group, Inc	8.750	03/01/23	6,106,100
6,345,000	g	Hertz Corp	7.625	06/01/22	5,980,163
3,075,000		Hertz Corp	6.250	10/15/22	2,606,062
3,325,000	g	Hertz Corp	5.500	10/15/24	2,427,250
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,890,000
6,150,000		United Continental Holdings, Inc	4.250	10/01/22	5,934,750
		TOTAL TRANSPORTATION			74,929,763

UTILITIES - 3.1%
13,200,000		AES Corp	4.500	03/15/23	12,870,000
6,750,000		AES Corp	5.500	04/15/25	6,699,375
22,125,000	g	Calpine Corp	5.250	06/01/26	20,189,062
9,125,000	g	Clearway Energy Operating LLC	5.750	10/15/25	8,714,375
5,300,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	4,902,500
9,250,000		NGL Energy Partners LP	5.125	07/15/19	9,180,625
7,000,000		NRG Energy, Inc	6.250	05/01/24	7,105,000
10,625,000		NRG Energy, Inc	5.750	01/15/28	10,200,000
18,500,000	g	Talen Energy Supply LLC	10.500	01/15/26	15,725,000
9,525,000	g	Vistra Operations Co LLC	5.500	09/01/26	9,167,812
13,250,000	g	Waste Pro USA, Inc	5.500	02/15/26	12,190,000
		TOTAL UTILITIES			116,943,749

		TOTAL CORPORATE BONDS			3,311,195,107
		(Cost $3,561,572,125)

		TOTAL BONDS			3,311,195,107
		(Cost $3,561,572,125)
231

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE
COMMON STOCKS - 1.8%

DIVERSIFIED FINANCIALS - 1.2%
288,343		iShares iBoxx $ High Yield Corporate Bond ETF			$23,384,617
546,552		SPDR Barclays High Yield Bond ETF			18,358,682
		TOTAL DIVERSIFIED FINANCIALS			41,743,299

ENERGY - 0.6%
443,017		Peabody Energy Corp			13,503,158
470,582	*	Tidewater, Inc			9,002,234
		TOTAL ENERGY			22,505,392

		TOTAL COMMON STOCKS			64,248,691
		(Cost $59,494,731)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
64,426	m	Tidewater, Inc			1,288,520
22,437	†,m	Tidewater, Inc NEW			471,917
		TOTAL ENERGY			1,760,437

		TOTAL RIGHTS / WARRANTS			1,760,437
		(Cost $1,808,488)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.4%

TREASURY DEBT - 1.4%
$6,400,000		United States Treasury Bill	2.260%	01/03/19	6,399,595
16,450,000		United States Treasury Bill	2.276	01/08/19	16,443,750
28,050,000		United States Treasury Bill	2.262	01/15/19	28,026,630
		TOTAL TREASURY DEBT			50,869,975

		TOTAL SHORT-TERM INVESTMENTS			50,869,975
		(Cost $50,867,267)

		TOTAL INVESTMENTS - 99.1%			3,667,017,058
		(Cost $3,927,886,544)
		OTHER ASSETS & LIABILITIES, NET - 0.9%			33,818,836
		NET ASSETS - 100.0%			$3,700,835,894
232

TIAA-CREF FUNDS - High-Yield Fund

Abbreviation(s):
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
M	Month
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $1,746,546,163 or 47.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
233

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 99.4%

GOVERNMENT BONDS - 99.4%

AGENCY SECURITIES - 1.5%
$4,375,000		Crowley Conro LLC	4.181%	08/15/43	$4,552,430
2,304,742		HNA LLC	2.369	09/18/27	2,253,720
8,825,000		Montefiore Medical Center	2.895	04/20/32	8,662,196
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,472,844
3,000,000		PEFCO	3.250	06/15/25	3,061,290
4,934,211		Reliance Industries Ltd	2.444	01/15/26	4,881,314
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	2,968,092
15,000,000		Ukraine Government AID Bonds	1.471	09/29/21	14,512,725
		TOTAL AGENCY SECURITIES			44,364,611

MORTGAGE BACKED - 1.0%
12,429,694		Government National Mortgage Association (GNMA)	3.600	09/15/31	12,517,160
6,083,810		GNMA	3.700	10/15/33	6,156,593
1,737,596		GNMA	3.380	07/15/35	1,719,308
1,617,495		GNMA	3.870	10/15/36	1,651,288
5,844,178		GNMA	3.940	03/15/37	6,002,076
		TOTAL MORTGAGE BACKED			28,046,425

U.S. TREASURY SECURITIES - 96.9%
33,033,251	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	32,821,592
140,915,355	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	137,748,699
98,085,584	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	97,885,839
115,690,634	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	115,165,926
149,370,200	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	145,249,227
119,973,427	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	118,666,374
124,027,047	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	120,393,397
184,560,950	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/22	178,546,083
137,451,250	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	133,510,208
109,552,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	105,816,247
97,221,865	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	95,611,678
137,454,900	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	134,404,704
107,019,325	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	105,353,394
108,093,440	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	103,661,458
112,100,100	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	107,353,996
102,429,655	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	110,757,881
117,295,200	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	113,086,781
92,587,140	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	90,130,248
59,314,672	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	63,310,055
81,230,380	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	76,269,148
91,597,625	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	87,011,505
41,389,391	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	45,695,582
234

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$77,013,630	k	United States Treasury Inflation Indexed Bonds	0.375%	07/15/27	$73,067,850
122,506,620	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	116,924,526
76,678,423	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	81,433,027
50,130,140	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	61,522,399
30,221,700	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	29,584,206
37,913,060	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	43,153,987
103,040,942	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	131,090,451
3,561,550	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,567,560
10,000,000		United States Treasury Note	3.125	11/15/28	10,379,545
		TOTAL U.S. TREASURY SECURITIES			2,870,173,573

		TOTAL GOVERNMENT BONDS			2,942,584,609
		(Cost $3,001,767,382)

		TOTAL BONDS			2,942,584,609
		(Cost $3,001,767,382)

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.9%
28,010,000		Federal Home Loan Bank (FHLB)	2.150	01/02/19	28,010,000
		TOTAL GOVERNMENT AGENCY DEBT			28,010,000

		TOTAL SHORT-TERM INVESTMENTS			28,010,000
		(Cost $28,008,327)

		TOTAL INVESTMENTS - 100.3%			2,970,594,609
		(Cost $3,029,775,709)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(11,830,533)
		NET ASSETS - 100.0%			$2,958,764,076

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of December 31, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(250)	03/20/19	$(29,791,435)	$(30,503,906)	$(712,471)

235

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.4%

ENERGY - 2.5%
$648,512	i	TerraForm Power Operating LLC	LIBOR 3M + 2.000%	4.522%	11/08/22	$625,276
		TOTAL ENERGY				625,276

UTILITIES - 1.9%
500,000	i	ExGen Renewables IV LLC	LIBOR 3M + 3.000%	5.710	11/28/24	472,500
		TOTAL UTILITIES				472,500

		TOTAL BANK LOAN OBLIGATIONS				1,097,776
		(Cost $1,142,775)

BONDS - 94.2%

CORPORATE BONDS - 42.3%

AUTOMOBILES & COMPONENTS - 2.0%
500,000	g	Harley-Davidson Financial Services, Inc		2.400	09/15/19	495,854
		TOTAL AUTOMOBILES & COMPONENTS				495,854

BANKS - 13.1%
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.938	04/26/21	497,495
500,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.894	01/10/23	492,085
500,000		HSBC Holdings plc		3.033	11/22/23	483,930
500,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.188	07/26/23	489,351
500,000	i	Regions Bank	LIBOR 3 M + 0.380%	3.177	04/01/21	490,565
350,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.118	08/13/21	343,707
500,000		Toronto-Dominion Bank		1.850	09/11/20	490,765
		TOTAL BANKS				3,287,898

CAPITAL GOODS - 5.9%
500,000		Air Lease Corp		3.875	07/03/23	492,074
500,000		CNH Industrial Capital LLC		4.200	01/15/24	494,096
500,000		Trimble, Inc		4.150	06/15/23	502,616
		TOTAL CAPITAL GOODS				1,488,786

ENERGY - 2.9%
250,000	g	Greenko Dutch BV		4.875	07/24/22	234,700
500,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.186	04/15/20	500,086
		TOTAL ENERGY				734,786

MATERIALS - 2.0%
500,000		International Flavors & Fragrances, Inc		3.400	09/25/20	500,293
		TOTAL MATERIALS				500,293
236

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.9%
$500,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.964%	05/14/21	$496,577
500,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.085	08/20/21	496,333
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				992,910

REAL ESTATE - 2.0%
500,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	505,715
		TOTAL REAL ESTATE				505,715

SOFTWARE & SERVICES - 2.0%
500,000		Microsoft Corp		2.400	02/06/22	494,217
		TOTAL SOFTWARE & SERVICES				494,217

TELECOMMUNICATION SERVICES - 2.0%
500,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.788	03/16/22	500,545
		TOTAL TELECOMMUNICATION SERVICES				500,545

TRANSPORTATION - 2.0%
500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	3.009	05/16/22	501,266
		TOTAL TRANSPORTATION				501,266

UTILITIES - 4.5%
250,000	g	Azure Power Energy Ltd		5.500	11/03/22	234,379
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	303,325
100,000	i	Sempra Energy	LIBOR 3 M + 0.250%	2.686	07/15/19	99,705
500,000		Southern Power Co		1.950	12/15/19	492,464
		TOTAL UTILITIES				1,129,873

		TOTAL CORPORATE BONDS				10,632,143
		(Cost $10,671,238)

GOVERNMENT BONDS - 26.6%

AGENCY SECURITIES - 2.0%
500,000	†	NCUA Guaranteed Notes		3.450	06/12/21	509,210
		TOTAL AGENCY SECURITIES				509,210

FOREIGN GOVERNMENT BONDS - 11.9%
500,000	g	International Development Association		2.750	04/24/23	501,913
500,000		KfW		1.750	10/15/19	496,562
250,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.139	07/06/22	250,042
250,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	253,185
1,000,000		North American Development Bank		4.375	02/11/20	1,015,691
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	489,000
		TOTAL FOREIGN GOVERNMENT BONDS				3,006,393

U.S. TREASURY SECURITIES - 12.7%
500,000		United States Treasury Note		2.875	10/31/20	503,043
150,000		United States Treasury Note		2.750	11/30/20	150,651
650,000		United States Treasury Note		2.625	12/15/21	652,889
1,250,000		United States Treasury Note		2.875	10/31/23	1,270,739
600,000		United States Treasury Note		2.875	11/30/23	610,417
		TOTAL U.S. TREASURY SECURITIES				3,187,739

		TOTAL GOVERNMENT BONDS				6,703,342
		(Cost $6,650,526)
237

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
STRUCTURED ASSETS - 25.3%

ASSET BACKED - 9.2%
$586,707	g	HERO Funding Trust		3.910%	09/20/42	$590,857
		Series - 2016 3A (Class A2)
500,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	499,867
		Series - 2014 CPT (Class AM)
240,000	g	Tesla Auto Lease Trust		3.710	08/20/21	240,579
		Series - 2018 B (Class A)
1,000,000		Toyota Auto Receivables Owner Trust		1.520	08/16/21	988,630
		Series - 2016 B (Class A4)
		TOTAL ASSET BACKED				2,319,933

OTHER MORTGAGE BACKED - 16.1%
250,000	g,i	DBUBS Mortgage Trust		5.534	07/10/44	257,181
		Series - 2011 LC2A (Class D)
275,000	g	GRACE Mortgage Trust		3.369	06/10/28	275,707
		Series - 2014 GRCE (Class A)
200,000		GS Mortgage Securities Trust		2.922	05/10/49	196,585
		Series - 2016 GS2 (Class AAB)
250,000	g,i	Morgan Stanley Capital I Trust		5.375	09/15/47	258,615
		Series - 2011 C1 (Class D)
1,500,000	g	OBP Depositor LLC Trust		4.646	07/15/45	1,525,200
		Series - 2010 OBP (Class A)
780,000	g,i	Wells Fargo Commercial Mortgage Trust		2.710	03/18/28	773,755
		Series - 2013 120B (Class A)
500,000	g,i	Wells Fargo Commercial Mortgage Trust	LIBOR 1 M + 0.750%	3.205	12/15/34	488,765
		Series - 2017 SMP (Class A)
250,000	g,i	WFRBS Commercial Mortgage Trust		5.174	02/15/44	256,805
		Series - 2011 C2 (Class B)
		TOTAL OTHER MORTGAGE BACKED				4,032,613

		TOTAL STRUCTURED ASSETS				6,352,546
		(Cost $6,346,368)

		TOTAL BONDS				23,688,031
		(Cost $23,668,132)

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 1.2%
290,000		Federal Home Loan Bank (FHLB)		2.100	01/02/19	289,983
		TOTAL GOVERNMENT AGENCY DEBT				289,983

		TOTAL SHORT-TERM INVESTMENTS				289,983
		(Cost $289,983)
238

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

ISSUER	VALUE
TOTAL INVESTMENTS - 99.8%	$25,075,790
(Cost $25,100,890)
OTHER ASSETS & LIABILITIES, NET - 0.2%	39,072
NET ASSETS - 100.0%	$25,114,862

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $8,179,773 or 32.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
239

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 2.6%

CAPITAL GOODS - 0.1%
$1,272,373	i	AECOM	LIBOR 1 M + 1.750%	4.256%	03/13/25	$1,211,146
786,000	i	American Builders & Contractors Supply Co, Inc	LIBOR 1 M + 2.000%	4.522	10/31/23	746,142
		TOTAL CAPITAL GOODS				1,957,288

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
890,246	i	Aramark Services, Inc	LIBOR 1 M + 1.750%	4.272	03/28/24	861,037
1,970,000	i	Clean Harbors, Inc	LIBOR 1 M + 1.750%	4.272	06/28/24	1,903,513
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				2,764,550

CONSUMER DURABLES & APPAREL - 0.1%
2,487,437	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.272	12/16/24	2,458,409
174,125	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	4.272	04/25/25	165,984
		TOTAL CONSUMER DURABLES & APPAREL				2,624,393

CONSUMER SERVICES - 0.2%
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1 M + 1.750%	4.256	10/25/23	1,870,996
416,535	i	Prime Security Services Borrower LLC	LIBOR 1 M + 2.750%	5.272	05/02/22	396,124
1,995,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1 M + 1.750%	4.272	05/30/25	1,915,200
		TOTAL CONSUMER SERVICES				4,182,320

FOOD & STAPLES RETAILING - 0.2%
3,079,636	i	YUM! Brands	LIBOR 1 M + 1.750%	4.220	04/03/25	3,000,736
		TOTAL FOOD & STAPLES RETAILING				3,000,736

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
65,407	i	CHS/Community Health Systems	LIBOR 3 M + 3.250%	5.957	01/27/21	62,744
296,110	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	5.272	06/24/21	293,371
619,846	i	HCA, Inc	LIBOR 1 M + 1.750%	4.272	03/17/23	604,158
992,500	i	HCA, Inc	LIBOR 1 M + 2.000%	4.522	03/13/25	970,169
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,930,442

MATERIALS - 0.0%
315,000	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.136	04/03/25	303,975
183,750	i	WR Grace & Co-Conn	LIBOR 3 M + 1.750%	4.553	04/03/25	177,319
		TOTAL MATERIALS				481,294

MEDIA & ENTERTAINMENT - 0.6%
1,406,870	i	AMC Entertainment, Inc	LIBOR 1 M + 2.250%	4.705	12/15/22	1,349,892
3,547,956	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.530	04/30/25	3,393,194
2,935,146	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	4.705	07/17/25	2,778,116
1,337,997	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	4.387	10/04/23	1,296,185
2,475,000	i	Outfront Media Capital LLC	LIBOR 1 M + 2.000%	4.500	03/18/24	2,397,656
282,308	i	Univision Communications, Inc	LIBOR 1 M + 2.750%	5.272	03/15/24	254,901
		TOTAL MEDIA & ENTERTAINMENT				11,469,944
240

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
$947,378	i	Quintiles IMS, Inc	LIBOR 3 M + 2.000%	4.803%	03/07/24	$917,299
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				917,299

RETAILING - 0.2%
3,885,062	i	Avis Budget Car Rental LLC	LIBOR 1 M + 2.000%	4.530	02/13/25	3,736,148
972,292	i	PetSmart, Inc	LIBOR 1 M + 3.000%	5.520	03/11/22	765,680
		TOTAL RETAILING				4,501,828

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,466,250	i	Versum Materials, Inc	LIBOR 3 M + 2.000%	4.803	09/29/23	1,434,183
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,434,183

SOFTWARE & SERVICES - 0.3%
1,044,750	i	IQVIA, Inc	LIBOR 1 M + 1.750%	4.272	06/11/25	1,006,230
2,072,168	i	Leidos, Inc	LIBOR 1 M + 1.750%	4.315	08/22/25	2,036,776
1,920,588	h,i	Open Text Corp	LIBOR 1 M + 1.750%	4.272	05/30/25	1,881,216
		TOTAL SOFTWARE & SERVICES				4,924,222

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
709,925	i	CommScope, Inc	LIBOR 1 M + 2.000%	4.522	12/29/22	670,879
997,481	i	Dell International LLC	LIBOR 1 M + 2.000%	4.530	09/07/23	956,754
926,951	i	Sensata Technologies BV	LIBOR 2 M + 1.750%	4.209	10/14/21	914,975
994,987	i	Western Digital Corp	LIBOR 1 M + 1.750%	4.256	04/29/23	946,900
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				3,489,508

TRANSPORTATION - 0.1%
1,939,394	i	American Airlines, Inc	LIBOR 1 M + 2.000%	4.387	10/10/21	1,880,301
		TOTAL TRANSPORTATION				1,880,301

UTILITIES - 0.1%
977,444	i	NRG Energy, Inc	LIBOR 1 M + 1.750%	4.136	06/30/23	937,857
		TOTAL UTILITIES				937,857

		TOTAL BANK LOAN OBLIGATIONS				46,496,165
		(Cost $48,377,735)

BONDS - 95.9%

CORPORATE BONDS - 26.4%

AUTOMOBILES & COMPONENTS - 0.2%
3,000,000	g	Hyundai Capital America		3.250	09/20/22	2,917,434
		TOTAL AUTOMOBILES & COMPONENTS				2,917,434

BANKS - 9.7%
3,575,000	g	Banco del Estado de Chile		2.668	01/08/21	3,494,562
2,000,000	g	Banco Internacional del Peru SAA Interbank		3.375	01/18/23	1,908,020
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	738,750
241

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$11,850,000	g	Bank Nederlandse Gemeenten NV		2.500%	02/28/20	$11,824,771
3,500,000		Bank of America Corp		2.250	04/21/20	3,462,114
1,925,000		Bank of America Corp		2.151	11/09/20	1,890,096
5,000,000		Bank of America Corp		2.369	07/21/21	4,910,400
10,000,000		Bank of America Corp		2.328	10/01/21	9,804,531
9,000,000	g	Bank of Montreal		2.500	01/11/22	8,891,425
3,000,000		BB&T Corp		2.150	02/01/21	2,936,088
4,000,000	g	BNG Bank NV		3.125	11/08/21	4,048,979
5,000,000	g	BNG Bank NV		3.000	09/20/23	5,047,773
10,000,000		CitiBank NA		1.850	09/18/19	9,916,807
5,000,000		CitiBank NA		2.100	06/12/20	4,916,480
5,000,000		CitiBank NA		2.125	10/20/20	4,899,974
3,000,000		Citizens Bank NA		2.250	10/30/20	2,942,553
5,000,000	g	Dexia Credit Local S.A.		1.875	03/28/19	4,992,337
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	3,925,985
5,000,000	g	DNB Boligkreditt AS.		2.000	05/28/20	4,920,885
5,000,000	g	DNB Boligkreditt AS.		3.250	06/28/23	5,053,090
2,000,000		Fifth Third Bank		2.200	10/30/20	1,960,345
1,500,000		Huntington National Bank		2.375	03/10/20	1,485,284
7,500,000		JPMorgan Chase & Co		2.750	06/23/20	7,455,850
3,500,000		KeyBank NA		2.350	03/08/19	3,495,489
2,000,000	g	NBK SPC Ltd		2.750	05/30/22	1,922,938
6,050,000		PNC Bank NA		2.450	11/05/20	5,974,682
3,000,000		Royal Bank of Canada		1.875	02/05/20	2,968,389
5,000,000		Royal Bank of Canada		2.150	10/26/20	4,921,054
10,000,000	g	Royal Bank of Canada		3.350	10/22/21	10,103,863
2,500,000		Santander UK plc		2.125	11/03/20	2,441,227
4,000,000		Sumitomo Mitsui Banking Corp		2.092	10/18/19	3,956,476
2,000,000		SunTrust Banks, Inc		2.500	05/01/19	1,996,766
3,000,000		Toronto-Dominion Bank		1.850	09/11/20	2,944,590
1,500,000	g	Turkiye Garanti Bankasi AS.		4.750	10/17/19	1,480,648
1,000,000	g	Turkiye Is Bankasi		5.375	10/06/21	913,000
2,100,000	g,i	United Overseas Bank Ltd	LIBOR 3 M + 0.480%	2.957	04/23/21	2,094,598
3,000,000		US Bank NA		2.050	10/23/20	2,944,378
2,275,000		Wells Fargo Bank NA		3.325	07/23/21	2,272,726
3,000,000		Wells Fargo Bank NA		3.625	10/22/21	3,017,620
5,000,000		Westpac Banking Corp		1.600	08/19/19	4,955,590
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,951,955
2,000,000	g	Yapi ve Kredi Bankasi AS.		6.100	03/16/23	1,783,148
		TOTAL BANKS				174,566,236

CAPITAL GOODS - 1.2%
3,000,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	2,953,206
5,000,000		Caterpillar Financial Services Corp		3.150	09/07/21	5,012,961
3,200,000	g	Gold Fields Orogen Holding BVI Ltd		4.875	10/07/20	3,164,160
5,000,000		John Deere Capital Corp		3.125	09/10/21	5,008,970
1,750,000		Johnson Controls International plc		3.750	12/01/21	1,763,466
1,675,000	g	Korea East-West Power Co Ltd		3.875	07/19/23	1,697,008
800,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	792,170
1,125,000		Rockwell Collins, Inc		1.950	07/15/19	1,116,731
850,000		United Technologies Corp		3.350	08/16/21	847,665
		TOTAL CAPITAL GOODS				22,356,337
242

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$3,000,000		Republic Services, Inc	5.500%	09/15/19	$3,046,525
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,046,525

CONSUMER DURABLES & APPAREL - 0.2%
3,200,000		Lennar Corp	4.750	04/01/21	3,172,000
		TOTAL CONSUMER DURABLES & APPAREL			3,172,000

CONSUMER SERVICES - 0.1%
1,325,000	g	Sands China Ltd	4.600	08/08/23	1,316,237
		TOTAL CONSUMER SERVICES			1,316,237

DIVERSIFIED FINANCIALS - 5.4%
3,000,000		American Express Co	2.200	10/30/20	2,945,292
750,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	730,808
13,000,000	g	Canadian Imperial Bank of Commerce	3.150	06/27/21	13,073,758
3,000,000		Capital One Financial Corp	2.400	10/30/20	2,936,490
2,000,000		Deutsche Bank AG.	2.700	07/13/20	1,944,963
5,000,000		Deutsche Bank AG.	4.250	02/04/21	4,926,522
1,200,000	g	Federation des Caisses Desjardins du Quebec	2.250	10/30/20	1,177,578
4,800,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,673,165
4,500,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,360,217
2,466,000		General Electric Capital Corp	4.625	01/07/21	2,472,290
10,000,000		General Motors Financial Co, Inc	2.450	11/06/20	9,711,624
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	1,993,028
2,775,000		Goldman Sachs Group, Inc	1.950	07/23/19	2,756,565
9,000,000		Goldman Sachs Group, Inc	2.300	12/13/19	8,908,579
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,492,771
2,000,000		ICICI Bank Ltd	3.125	08/12/20	1,973,712
8,000,000		Morgan Stanley	2.450	02/01/19	7,996,080
7,500,000		Morgan Stanley	2.800	06/16/20	7,450,137
3,313,252		San Clemente Leasing LLC	3.030	11/22/22	3,326,808
3,000,000		Shire Acquisitions Investments Ireland DAC	2.400	09/23/21	2,900,826
3,000,000		Unilever Capital Corp	1.800	05/05/20	2,954,933
5,000,000		Unilever Capital Corp	3.000	03/07/22	4,962,954
3,500,000		Wells Fargo & Co	2.600	07/22/20	3,465,505
		TOTAL DIVERSIFIED FINANCIALS			99,134,605

ENERGY - 1.1%
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,015,191
3,000,000		Continental Resources, Inc	5.000	09/15/22	2,978,565
1,825,000		Enterprise Products Operating LLC	2.800	02/15/21	1,804,913
2,000,000		EQT Corp	2.500	10/01/20	1,955,313
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,227,735
178,000		Petrobras Global Finance BV	6.125	01/17/22	182,672
2,000,000		Petroleos Mexicanos	5.375	03/13/22	1,959,000
1,060,000		Petroleos Mexicanos	2.000	12/20/22	1,041,397
903,500		Petroleos Mexicanos	2.378	04/15/25	891,909
2,709,000		Plains All American Pipeline LP	3.650	06/01/22	2,659,381
3,000,000	g	YPF S.A.	8.500	03/23/21	2,962,500
		TOTAL ENERGY			20,678,576
243

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 1.0%
$3,425,000	g	CK Hutchison International 17 Ltd	2.250%	09/29/20	$3,367,090
7,700,000		CVS Health Corp	3.350	03/09/21	7,674,277
2,875,000		SYSCO Corp	1.900	04/01/19	2,866,541
5,000,000		Walmart, Inc	3.125	06/23/21	5,035,328
		TOTAL FOOD & STAPLES RETAILING			18,943,236

FOOD, BEVERAGE & TOBACCO - 0.1%
1,350,000		PepsiCo, Inc	1.350	10/04/19	1,333,879
1,300,000		Tyson Foods, Inc	2.250	08/23/21	1,258,873
		TOTAL FOOD, BEVERAGE & TOBACCO			2,592,752

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
5,000,000		Becton Dickinson and Co	2.404	06/05/20	4,923,783
5,000,000		Cardinal Health, Inc	1.948	06/14/19	4,974,275
3,000,000		Express Scripts Holding Co	2.250	06/15/19	2,987,242
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,885,300

INSURANCE - 0.3%
4,025,000		Berkshire Hathaway Finance Corp	1.300	08/15/19	3,982,803
1,500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	1,492,125
		TOTAL INSURANCE			5,474,928

MATERIALS - 0.6%
1,600,000		DowDuPont, Inc	3.766	11/15/20	1,615,015
4,900,000		EI du Pont de Nemours & Co	2.200	05/01/20	4,864,917
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	1,995,670
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,542,234
		TOTAL MATERIALS			10,017,836

MEDIA & ENTERTAINMENT - 0.4%
1,009,000		Charter Communications Operating LLC	3.579	07/23/20	1,007,748
3,100,000		Comcast Corp	3.450	10/01/21	3,131,295
3,000,000	g	Indonesia Asahan Aluminiu	5.230	11/15/21	3,039,408
		TOTAL MEDIA & ENTERTAINMENT			7,178,451

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
6,000,000		AbbVie, Inc	2.300	05/14/21	5,859,208
525,000		Actavis Funding SCS	3.800	03/15/25	512,736
3,300,000	g	Bayer US Finance II LLC	3.500	06/25/21	3,276,511
2,000,000		Celgene Corp	2.875	02/19/21	1,979,343
2,500,000		Gilead Sciences, Inc	1.850	09/20/19	2,477,687
1,000,000		Johnson & Johnson	1.950	11/10/20	985,250
5,000,000		Novartis Capital Corp	1.800	02/14/20	4,943,426
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,768,624
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			21,802,785

REAL ESTATE - 0.5%
1,000,000		Duke Realty LP	3.875	02/15/21	1,008,288
244

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,127,000		Duke Realty LP	3.875%	10/15/22	$3,156,884
1,329,000		ERP Operating LP	2.375	07/01/19	1,324,907
850,000		Highwoods Realty LP	3.625	01/15/23	839,929
1,815,000		Welltower, Inc	4.125	04/01/19	1,815,511
		TOTAL REAL ESTATE			8,145,519

RETAILING - 0.2%
3,000,000		AutoNation, Inc	5.500	02/01/20	3,065,048
		TOTAL RETAILING			3,065,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Analog Devices, Inc	2.850	03/12/20	4,981,807
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,981,807

SOFTWARE & SERVICES - 0.3%
5,000,000		Microsoft Corp	1.100	08/08/19	4,950,291
		TOTAL SOFTWARE & SERVICES			4,950,291

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
2,225,000		Apple, Inc	1.700	02/22/19	2,220,916
2,000,000		Apple, Inc	1.900	02/07/20	1,982,403
5,000,000		Broadcom Corp	2.200	01/15/21	4,833,675
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,036,994

TELECOMMUNICATION SERVICES - 0.5%
5,000,000		AT&T, Inc	2.300	03/11/19	4,991,100
3,050,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	2,958,494
1,400,000	g	SK Telecom Co Ltd	3.750	04/16/23	1,403,152
		TOTAL TELECOMMUNICATION SERVICES			9,352,746

TRANSPORTATION - 0.7%
2,500,000		CSX Corp	3.700	10/30/20	2,525,695
2,250,000		Delta Air Lines, Inc	2.875	03/13/20	2,234,769
1,100,000		Delta Air Lines, Inc	3.400	04/19/21	1,090,781
2,100,000		Norfolk Southern Corp	3.250	12/01/21	2,105,437
2,000,000		Northrop Grumman Corp	2.080	10/15/20	1,961,028
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,059,557
		TOTAL TRANSPORTATION			11,977,267

UTILITIES - 1.0%
5,000,000		Consolidated Edison, Inc	2.000	03/15/20	4,932,923
3,000,000		Dominion Energy, Inc	2.579	07/01/20	2,952,588
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	1,947,650
5,000,000		Southern Power Co	1.950	12/15/19	4,924,635
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	2,925,661
		TOTAL UTILITIES			17,683,457

		TOTAL CORPORATE BONDS			475,276,367
		(Cost $480,384,891)
245

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
GOVERNMENT BONDS - 38.8%

AGENCY SECURITIES - 4.9%
$4,915,000	g	Hospital for Special Surgery		3.500%	01/01/23	$4,955,984
24,000,000		Iraq Government AID Bond		2.149	01/18/22	23,578,872
9,405,000		Montefiore Medical Center		2.152	10/20/26	9,087,706
2,000,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	1,990,084
3,000,000		PEFCO		2.300	09/15/20	2,976,723
7,894,737		Reliance Industries Ltd		1.870	01/15/26	7,642,112
7,500,000		Reliance Industries Ltd		2.060	01/15/26	7,299,828
9,868,421		Reliance Industries Ltd		2.444	01/15/26	9,762,629
6,000,000		Ukraine Government AID Bonds		1.847	05/29/20	5,936,184
15,000,000		Ukraine Government AID Bonds		1.471	09/29/21	14,512,725
		TOTAL AGENCY SECURITIES				87,742,847

FOREIGN GOVERNMENT BONDS - 6.9%
3,325,000	g	Arab Petroleum Investments Corp		4.125	09/18/23	3,327,148
2,725,000		Argentine Republic Government International Bond		6.875	04/22/21	2,462,065
7,000,000	g	Bermuda Government International Bond		4.138	01/03/23	7,078,190
1,250,000		Brazilian Government International Bond		4.875	01/22/21	1,278,125
3,000,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	01/13/20	2,976,427
5,800,000	g	CPPIB Capital, Inc		2.250	01/25/22	5,713,724
500,000	g	Dominican Republic Government International Bond		7.500	05/06/21	516,250
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,637,953
1,425,000	g	Export Credit Bank of Turkey		4.250	09/18/22	1,289,376
5,000,000		Export-Import Bank of Korea		1.500	10/21/19	4,944,345
500,000	g	Honduras Government International Bond		8.750	12/16/20	531,125
8,900,000	g	International Development Association		2.750	04/24/23	8,934,052
1,500,000		Japan Bank for International Cooperation		1.875	04/20/21	1,469,180
3,000,000	g	Japan Finance Organization for Municipalities		2.000	09/08/20	2,950,798
3,200,000	g	Japan Finance Organization for Municipalities		2.125	02/12/21	3,148,934
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,757,313
1,700,000	g	Kommunalbanken AS.		1.625	01/15/20	1,680,452
17,200,000	g	Kommunalbanken AS.		2.500	04/17/20	17,165,097
1,150,000	g	Kommunalbanken AS.		1.375	10/26/20	1,123,072
3,750,000	g	Kommunalbanken AS.		1.625	02/10/21	3,670,455
2,000,000	i	Korea Development Bank	LIBOR 3 M + 0.550%	3.326	03/12/21	1,999,450
6,700,000	g	Korea Housing Finance Corp		2.000	10/11/21	6,457,024
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,844,110
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,030,062
1,400,000	g	Municipality Finance plc		1.125	09/16/19	1,384,564
3,500,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	3,428,198
5,000,000	g	Ontario Teachers’ Finance Trust		2.125	09/19/22	4,871,133
2,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	1,955,000
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	4,890,000
2,000,000		Poland Government International Bond		5.000	03/23/22	2,104,306
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,528,638
500,000		Republic of Hungary		6.250	01/29/20	514,032
5,625,000	g	Saudi Government International Bond		2.375	10/26/21	5,421,054
500,000	g	Senegal Goverment International Bond		8.750	05/13/21	530,058
625,000	g	Slovenia Government International Bond		4.125	02/18/19	624,534
6,500,000		Svensk Exportkredit AB		1.750	03/10/21	6,376,020
		TOTAL FOREIGN GOVERNMENT BONDS				124,612,264
246

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
MORTGAGE BACKED - 0.0%
$226,800		Government National Mortgage Association (GNMA)		2.176%	05/16/39	$225,052
6,377		GNMA		2.120	05/16/40	6,367
		TOTAL MORTGAGE BACKED				231,419

MUNICIPAL BONDS - 0.3%
5,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	4,985,500
		TOTAL MUNICIPAL BONDS				4,985,500

U.S. TREASURY SECURITIES - 26.7%
15,657,245	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/20	15,305,395
23,472,460	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/21	22,824,879
7,798,350	k	United States Treasury Inflation Indexed Bonds		0.125	04/15/22	7,544,201
48,193,000		United States Treasury Note		0.875	09/15/19	47,598,118
37,000,000		United States Treasury Note		2.250	02/29/20	36,850,342
20,750,000		United States Treasury Note		2.250	03/31/20	20,664,183
125,000,000		United States Treasury Note		2.375	04/30/20	124,661,952
27,100,000		United States Treasury Note		2.500	05/31/20	27,073,919
102,810,000		United States Treasury Note		2.875	10/31/20	103,435,637
51,725,000		United States Treasury Note		2.625	12/15/21	51,954,913
3,805,000		United States Treasury Note		2.875	09/30/23	3,866,686
2,250,000		United States Treasury Note		2.875	10/31/23	2,287,329
20,000,000		United States Treasury Note		2.875	11/30/23	20,347,215
		TOTAL U.S. TREASURY SECURITIES				484,414,769

		TOTAL GOVERNMENT BONDS				701,986,799
		(Cost $706,032,643)

STRUCTURED ASSETS - 30.7%

ASSET BACKED - 5.8%
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,113,876	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.750%	3.256	03/25/35	1,136,400
		Series - 2005 HE1 (Class M1)
1,000,000	g	BBCMS Trust		3.631	09/05/32	992,004
		Series - 2013 TYSN (Class D)
1,966,667	g	Capital Automotive REIT		3.870	04/15/47	1,966,344
		Series - 2017 1A (Class A1)
4,594		Centex Home Equity		5.540	01/25/32	4,631
		Series - 2002 A (Class AF6)
84,525	i	Centex Home Equity	LIBOR 1 M + 0.645%	3.151	03/25/34	82,942
		Series - 2004 B (Class M1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	115,382
		Series - 2004 2 (Class 1M2)
247

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,140,000	g	Core Industrial Trust		3.555%	02/10/34	$1,131,902
		Series - 2015 CALW (Class C)
3,500,000	g	Core Industrial Trust		3.732	02/10/34	3,487,075
		Series - 2015 TEXW (Class C)
4,950,000	g	DB Master Finance LLC		3.629	11/20/47	4,782,789
		Series - 2017 1A (Class A2I)
14,812,500	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	14,431,819
		Series - 2017 1A (Class A2II)
1,740,361		Entergy Louisiana Investment Recovery Funding I LLC		2.040	09/01/23	1,720,538
		Series - 2011 A (Class A1)
7,250,000	g	Ford Credit Auto Owner Trust		2.510	04/15/26	7,210,531
		Series - 2014 2 (Class B)
10,860,710	g	Hilton Grand Vacations Trust		3.540	02/25/32	10,892,819
		Series - 2018 AA (Class A)
2,000,000		Hyundai Auto Receivables Trust		2.010	06/15/21	1,991,662
		Series - 2015 B (Class B)
3,924,496	g	MVW Owner Trust		2.420	12/20/34	3,845,668
		Series - 2017 1A (Class A)
3,500,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	3,464,186
		Series - 2018 285M (Class C)
2,500,000	g	Palisades Center Trust		3.357	04/13/33	2,471,877
		Series - 2016 PLSD (Class B)
241,996	i	People’s Choice Home Loan Securities Trust	LIBOR 1 M + 0.900%	3.406	10/25/34	242,228
		Series - 2004 2 (Class M1)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,962,504
		Series - 2013 SMV (Class B)
181,451		Saxon Asset Securities Trust (Step Bond)		6.120	11/25/30	187,569
		Series - 2002 2 (Class AF6)
711,286	g	SpringCastle America Funding LLC		3.050	04/25/29	704,422
		Series - 2016 AA (Class A)
4,900,000	g	Taco Bell Funding LLC		4.318	11/25/48	4,960,466
		Series - 2018 1A (Class A2I)
12,249,238	g	TES LLC		4.330	10/20/47	12,339,849
		Series - 2017 1A (Class A)
9,520,000	g	Tesla Auto Lease Trust		3.710	08/20/21	9,542,964
		Series - 2018 B (Class A)
15,000,000		Verizon Owner Trust		3.380	04/20/23	15,135,423
		Series - 2018 A (Class B)
		TOTAL ASSET BACKED				104,803,995

OTHER MORTGAGE BACKED - 24.9%
5,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	4,885,026
		Series - 2018 20TS (Class B)
10,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	9,522,422
		Series - 2018 20TS (Class D)
159,598		Aames Mortgage Trust (Step Bond)		7.396	06/25/32	158,837
		Series - 2002 1 (Class A3)
325,839	i	Banc of America Funding	LIBOR 1 M + 0.800%	3.270	02/20/35	323,120
		Series - 2005 A (Class 5A3)
3,221,508	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	3.106	06/25/34	3,191,392
		Series - 2004 4 (Class A1)
2,733,359	g,i	Bear Stearns Commercial Mortgage Securities Trust		5.300	05/11/39	2,739,046
		Series - 2003 PWR2 (Class H)
4,000,000	g,i	CD Mortgage Trust		6.223	11/15/44	4,043,164
		Series - 2007 CD5 (Class E)
248

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$1,000,000	g	CGBAM Commercial Mortgage Trust		3.516%	04/10/28	$1,000,608
		Series - 2015 SMRT (Class C)
8,691,813	g,i	Chase Mortgage Trust		3.750	12/25/45	8,696,447
		Series - 2016 2 (Class M2)
2,554,631	g,i	COMM Mortgage Trust		3.461	08/10/29	2,500,036
		Series - 2016 GCT (Class D)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,595,473
		Series - 2013 CR6 (Class B)
500,000	g,i	COMM Mortgage Trust		3.685	05/10/48	500,757
		Series - 2015 CR23 (Class CMB)
4,000,000	g,i	COMM Mortgage Trust		3.685	05/10/48	3,951,440
		Series - 2015 CR23 (Class CMD)
53,000		COMM Mortgage Trust		2.972	10/10/49	52,413
		Series - 2016 COR1 (Class ASB)
1,000,000	i	COMM Mortgage Trust		4.715	08/10/50	1,051,979
		Series - 2013 CR11 (Class AM)
647,900	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.456	05/25/24	648,159
		Series - 2014 C02 (Class 1M1)
335,849	i	Connecticut Avenue Securities	LIBOR 1 M + 1.950%	4.456	08/25/28	336,173
		Series - 2016 C01 (Class 1M1)
356,491	i	Connecticut Avenue Securities	LIBOR 1 M + 2.150%	4.656	09/25/28	357,007
		Series - 2016 C02 (Class 1M1)
1,262,950	i	Connecticut Avenue Securities	LIBOR 1 M + 2.000%	4.506	10/25/28	1,272,971
		Series - 2016 C03 (Class 1M1)
1,188,881	i	Connecticut Avenue Securities	LIBOR 1 M + 1.350%	3.856	01/25/29	1,190,568
		Series - 2016 C05 (Class 2M1)
4,717,970	i	Connecticut Avenue Securities	LIBOR 1 M + 1.450%	3.956	01/25/29	4,735,418
		Series - 2016 C04 (Class 1M1)
6,560,731	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.165	07/25/29	6,580,522
		Series - 2017 C01 (Class 1M1)
3,112,227	i	Connecticut Avenue Securities	LIBOR 1 M + 1.150%	3.656	09/25/29	3,119,202
		Series - 2017 C02 (Class 2M1)
12,762,675	i	Connecticut Avenue Securities	LIBOR 1 M + 0.950%	3.456	10/25/29	12,772,574
		Series - 2017 C03 (Class 1M1)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.650%	5.156	02/25/30	3,044,001
		Series - 2017 C06 (Class 1M2)
8,733,748	i	Connecticut Avenue Securities	LIBOR 1 M + 0.600%	3.106	07/25/30	8,702,685
		Series - 2018 C01 (Class 1M1)
4,792,330	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	4,780,114
		Series - 2018 C03 (Class 1M1)
1,946,984	i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	12/25/30	1,945,469
		Series - 2018 C04 (Class 2M1)
2,825,000	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,801,712
		Series - 2014 USA (Class A1)
506,047	g,i	Credit Suisse Commercial Mortgage Trust		5.676	02/15/39	507,316
		Series - 2006 C1 (Class H)
12,000,000	g,i	Credit Suisse Commercial Mortgage Trust		5.897	01/15/49	15,686,008
		Series - 2007 C2 (Class C)
3,900,000	g,i	DBUBS Mortgage Trust		5.534	07/10/44	4,012,024
		Series - 2011 LC2A (Class D)
3,800,000	g,i	DBUBS Mortgage Trust		5.534	07/10/44	3,963,902
		Series - 2011 LC2A (Class C)
249

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$3,130,000	g,i	DBUBS Mortgage Trust		5.698%	11/10/46	$3,266,368
		Series - 2011 LC1A (Class C)
1,120,000	g,i	DBUBS Mortgage Trust		5.698	11/10/46	1,158,685
		Series - 2011 LC1A (Class D)
430,489		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.440	07/25/34	430,352
		Series - 2004 5 (Class A5B)
435,190	g,i	Flagstar Mortgage Trust		3.500	03/25/47	428,864
		Series - 2017 1 (Class 1A5)
2,000,000	g,i	GS Mortgage Securities Corp II		3.435	12/10/27	1,984,472
		Series - 2013 KING (Class D)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,056,245
		Series - 2017 SLP (Class A)
526,000	g	GS Mortgage Securities Corp II		3.772	10/10/32	529,384
		Series - 2017 SLP (Class B)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	2,971,724
		Series - 2012 BWTR (Class A)
750,000	g	GS Mortgage Securities Trust		2.994	11/10/29	743,478
		Series - 2016 GS4 (Class 225B)
4,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.545	10/15/31	4,497,190
		Series - 2018 HART (Class A)
159,060	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	154,570
		Series - 2004 11 (Class 2A1)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	609,239
		Series - 2012 HSBC (Class C)
2,621,813	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.787	01/12/39	2,659,855
		Series - 2004 CB8 (Class H)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	2,041,176
		Series - 2011 C3 (Class B)
6,170,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.360	02/15/46	6,298,451
		Series - 2011 C3 (Class C)
10,118,990	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	9,985,642
		Series - 2017 1 (Class A3)
9,986,100	g,i	JP Morgan Mortgage Trust		3.500	08/25/47	9,860,495
		Series - 2017 3 (Class 1A5)
12,206,967	g,i	JP Morgan Mortgage Trust		3.000	11/25/48	12,060,002
		Series - 2017 4 (Class A6)
11,563,542	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	11,658,224
		Series - 2018 8 (Class A15)
17,478,273	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	17,622,196
		Series - 2018 9 (Class A15)
5,962,886	g,i	LB-UBS Commercial Mortgage Trust		5.964	12/15/39	5,996,557
		Series - 2004 C8 (Class H)
82,376	i	Morgan Stanley Capital I Trust		5.389	11/12/41	82,074
		Series - 2006 HQ10 (Class AJ)
6,500,000	g,i	Morgan Stanley Capital I Trust		5.947	06/11/42	6,877,553
		Series - 2007 T27 (Class B)
374,426	i	Morgan Stanley Capital I Trust		6.255	10/15/42	374,428
		Series - 2006 IQ11 (Class AJ)
250

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$4,214,000	g,i	Morgan Stanley Capital I Trust		5.610%	06/12/47	$4,282,228
		Series - 2005 T19 (Class F)
1,500,000	g	Morgan Stanley Capital I Trust		4.193	09/15/47	1,507,856
		Series - 2011 C1 (Class F)
396,167	i	Morgan Stanley Capital I Trust		5.273	10/12/52	397,209
		Series - 2006 T21 (Class AJ)
396,418		Morgan Stanley Capital I Trust		4.860	07/15/56	398,540
		Series - 2005 IQ9 (Class B)
1,250,000		Morgan Stanley Capital I Trust		5.000	07/15/56	1,233,304
		Series - 2005 IQ9 (Class D)
793,892	g,i	Morgan Stanley Dean Witter Capital I Trust		7.587	07/15/33	834,276
		Series - 2001 TOP3 (Class E)
2,724,525	i	Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates	LIBOR 1 M + 0.675%	3.181	04/25/35	2,718,247
		Series - 2005 2 (Class M2)
11,951,340	g,i	Sequoia Mortgage Trust		3.500	06/25/46	11,867,304
		Series - 2016 1 (Class A10)
10,455,739	g,i	Sequoia Mortgage Trust		3.000	02/25/47	10,149,485
		Series - 2017 2 (Class A5)
5,722,170	g,i	Sequoia Mortgage Trust		3.500	02/25/47	5,636,892
		Series - 2017 2 (Class A10)
478,551	g,i	Sequoia Mortgage Trust		3.500	02/25/47	474,637
		Series - 2017 2 (Class A4)
11,897,483	g,i	Sequoia Mortgage Trust		3.500	04/25/47	11,826,020
		Series - 2017 3 (Class A4)
5,473,255	g,i	Sequoia Mortgage Trust		3.500	07/25/47	5,420,832
		Series - 2017 4 (Class A4)
8,324,025	g,i	Sequoia Mortgage Trust		3.000	08/25/47	8,126,825
		Series - 2017 5 (Class A5)
13,459,416	g,i	Sequoia Mortgage Trust		3.500	09/25/47	13,351,364
		Series - 2017 6 (Class A4)
11,310,336	g,i	Sequoia Mortgage Trust		4.000	12/25/47	11,348,625
		Series - 2017 CH2 (Class A10)
16,166,371	g,i	Sequoia Mortgage Trust		3.500	02/25/48	16,010,115
		Series - 2018 2 (Class A4)
14,663,995	g,i	Sequoia Mortgage Trust		4.000	11/25/48	14,717,196
		Series - 2018 8 (Class A4)
6,285,057	g,i	Shellpoint Co-Originator Trust		3.500	04/25/47	6,189,584
		Series - 2017 1 (Class A4)
13,700,000	g,i	Station Place Agency Securitization Trust	LIBOR 1 M + 1.000%	2.872	11/25/50	13,664,643
		Series - 2017 LD1 (Class B)
1,934,542	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	2.876	07/25/34	1,925,115
		Series - 2004 9XS (Class A)
323,697	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	4.706	03/25/25	324,265
		Series - 2015 HQ1 (Class M2)
3,316,334	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.600%	5.106	12/25/27	3,362,621
		Series - 2015 DNA2 (Class M2)
3,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.806	03/25/29	3,754,140
		Series - 2016 DNA4 (Class M2)
2,015,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.300%	3.806	04/25/29	2,030,110
		Series - 2016 HQA4 (Class M2)
251

TIAA-CREF FUNDS - Short-Term Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE
$8,553,499	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706%	07/25/29	$8,592,179
		Series - 2017 DNA1 (Class M1)
17,688,143	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.200%	3.706	10/25/29	17,784,128
		Series - 2017 DNA2 (Class M1)
3,607,754	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.800%	1.959	12/25/29	3,605,321
		Series - 2017 HQA2 (Class M1)
17,434,765	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	17,381,762
		Series - 2017 DNA3 (Class M1)
2,787,908	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.450%	2.956	07/25/30	2,774,055
		Series - 2018 DNA1 (Class M1)
1,952,377	g	Tax Ease Funding LLC		3.131	06/15/28	1,948,167
		Series - 2016 1A (Class A)
2,500,000	g	VNDO Mortgage Trust		3.808	12/13/29	2,522,861
		Series - 2013 PENN (Class A)
300,000	g,i	VNDO Mortgage Trust		3.947	12/13/29	300,787
		Series - 2013 PENN (Class C)
7,257,531	g	VSE Voi Mortgage LLC		3.560	02/20/36	7,334,010
		Series - 2018 A (Class A)
1,530,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	1,542,112
		Series - 2007 C34 (Class C)
775,000	i	Wachovia Bank Commercial Mortgage Trust		6.376	05/15/46	782,685
		Series - 2007 C34 (Class E)
3,215,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	3,233,100
		Series - 2012 LC5 (Class AS)
73,380	g	WFRBS Commercial Mortgage Trust		4.394	06/15/44	73,421
		Series - 2011 C4 (Class A3)
4,500,000	i	WFRBS Commercial Mortgage Trust		3.714	03/15/45	4,488,388
		Series - 2013 C11 (Class B)
		TOTAL OTHER MORTGAGE BACKED				449,929,618

		TOTAL STRUCTURED ASSETS				554,733,613
		(Cost $558,670,651)

		TOTAL BONDS				1,731,996,779
		(Cost $1,745,088,185)

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 2.1%
39,120,000		Federal Home Loan Bank (FHLB)		2.150	01/02/19	39,120,000
		TOTAL GOVERNMENT AGENCY DEBT				39,120,000

		TOTAL SHORT-TERM INVESTMENTS				39,120,000
		(Cost $39,117,664)

		TOTAL INVESTMENTS - 100.6%				1,817,612,944
		(Cost $1,832,583,584)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%				(11,655,701)
		NET ASSETS - 100.0%				$1,805,957,243
252

TIAA-CREF FUNDS - Short-Term Bond Fund

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $641,768,658 or 35.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Futures contracts outstanding as of December 31, 2018 were as follows (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US 10 Year Note (CBT)	(241)	03/20/19	$(28,718,981)	$(29,405,766)	$(686,785)
US 5 Year Note (CBT)	(510)	03/29/19	(57,572,939)	(58,490,625)	(917,686)
Total	(751)		$(86,291,920)	$(87,896,391)	$(1,604,471)

253

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 24.7%

AUTOMOBILES & COMPONENTS - 0.1%
$200,000	Honeywell International, Inc	1.850%	11/01/21	$193,277
100,000	Toyota Motor Corp	3.183	07/20/21	99,930
	TOTAL AUTOMOBILES & COMPONENTS			293,207

BANKS - 6.5%
200,000	Bank of America Corp	2.151	11/09/20	196,374
300,000	Bank of America Corp	5.875	01/05/21	315,718
250,000	Bank of America Corp	2.369	07/21/21	245,520
400,000	Bank of America Corp	2.328	10/01/21	392,181
300,000	Bank of America Corp	2.738	01/23/22	295,438
300,000	Bank of America Corp	3.499	05/17/22	300,034
100,000	Bank of Nova Scotia	2.150	07/14/20	98,580
100,000	Bank of Nova Scotia	2.500	01/08/21	98,740
298,000	Bank of Nova Scotia	2.450	03/22/21	292,881
200,000	Bank of Nova Scotia	3.125	04/20/21	199,677
200,000	Barclays Bank plc	2.650	01/11/21	195,819
300,000	Barclays plc	2.750	11/08/19	297,832
200,000	Barclays plc	3.250	01/12/21	195,908
350,000	Barclays plc	4.610	02/15/23	347,031
100,000	BB&T Corp	2.150	02/01/21	97,870
100,000	BB&T Corp	3.200	09/03/21	99,822
300,000	BPCE S.A.	2.650	02/03/21	294,186
250,000	Branch Banking & Trust Co	2.100	01/15/20	247,361
250,000	Branch Banking & Trust Co	2.250	06/01/20	246,856
100,000	Canadian Imperial Bank of Commerce	2.100	10/05/20	98,114
150,000	Canadian Imperial Bank of Commerce	2.700	02/02/21	148,478
300,000	Capital One Bank USA NA	2.950	07/23/21	295,197
250,000	CitiBank NA	3.050	05/01/20	249,647
250,000	CitiBank NA	2.100	06/12/20	245,824
100,000	CitiBank NA	2.125	10/20/20	98,000
500,000	CitiBank NA	2.850	02/12/21	495,465
250,000	CitiBank NA	3.400	07/23/21	250,308
500,000	Citigroup, Inc	2.450	01/10/20	495,931
200,000	Citigroup, Inc	2.700	03/30/21	196,941
250,000	Citizens Bank NA	2.250	03/02/20	247,293
250,000	Citizens Bank NA	2.250	10/30/20	245,213
200,000	Comerica, Inc	2.500	06/02/20	197,486
250,000	Compass Bank	3.500	06/11/21	249,294
250,000	Cooperatieve Rabobank UA	1.375	08/09/19	247,584
300,000	Cooperatieve Rabobank UA	2.500	01/19/21	295,040
250,000	Cooperatieve Rabobank UA	3.125	04/26/21	249,076
250,000	Discover Bank	3.100	06/04/20	248,251
254

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Fifth Third Bank	2.200%	10/30/20	$196,035
200,000	Fifth Third Bank	3.350	07/26/21	200,374
100,000	Goldman Sachs Bank USA	3.200	06/05/20	99,804
1,000,000	HSBC Holdings plc	2.950	05/25/21	985,899
300,000	HSBC USA, Inc	2.350	03/05/20	296,934
200,000	HSBC USA, Inc	2.750	08/07/20	197,791
250,000	Huntington National Bank	2.375	03/10/20	247,547
250,000	Huntington National Bank	3.250	05/14/21	249,369
500,000	JPMorgan Chase & Co	2.750	06/23/20	497,057
700,000	JPMorgan Chase & Co	2.550	10/29/20	692,085
1,000,000	JPMorgan Chase & Co	2.400	06/07/21	978,067
200,000	JPMorgan Chase & Co	3.514	06/18/22	200,445
250,000	JPMorgan Chase Bank NA	1.650	09/23/19	247,704
250,000	JPMorgan Chase Bank NA	2.604	02/01/21	247,986
300,000	JPMorgan Chase Bank NA	3.086	04/26/21	298,746
250,000	KeyBank NA	2.250	03/16/20	247,312
250,000	KeyBank NA	3.375	03/07/23	249,701
100,000	Lloyds Bank plc	2.700	08/17/20	98,718
500,000	Lloyds Bank plc	3.300	05/07/21	498,465
250,000	Manufacturers & Traders Trust Co	2.050	08/17/20	245,032
100,000	Mitsubishi UFJ Financial Group, Inc	3.535	07/26/21	100,284
300,000	Mitsubishi UFJ Financial Group, Inc	2.998	02/22/22	295,786
250,000	National Australia Bank Ltd	2.250	01/10/20	247,853
250,000	National Australia Bank Ltd	2.500	01/12/21	245,993
250,000	National Australia Bank Ltd	3.375	09/20/21	249,732
250,000	National Australia Bank Ltd	3.700	11/04/21	252,543
250,000	National Bank of Canada	2.200	11/02/20	244,998
250,000	PNC Bank NA	2.000	05/19/20	246,074
250,000	PNC Bank NA	2.450	11/05/20	246,888
250,000	PNC Bank NA	2.500	01/22/21	246,677
250,000	Regions Bank	2.750	04/01/21	245,869
250,000	Regions Bank	3.374	08/13/21	248,933
100,000	Royal Bank of Canada	2.125	03/02/20	98,956
300,000	Royal Bank of Canada	2.150	10/26/20	295,263
300,000	Royal Bank of Canada	3.200	04/30/21	299,958
150,000	Santander Holdings USA, Inc	4.450	12/03/21	152,592
200,000	Santander UK Group Holdings plc	2.875	10/16/20	196,550
200,000	Santander UK plc	2.125	11/03/20	195,298
200,000	Santander UK plc	2.500	01/05/21	195,328
200,000	Santander UK plc	3.400	06/01/21	199,017
200,000	Santander UK plc	3.750	11/15/21	199,522
250,000	Skandinaviska Enskilda Banken AB	1.500	09/13/19	247,154
250,000	Sumitomo Mitsui Banking Corp	2.092	10/18/19	247,280
250,000	Sumitomo Mitsui Banking Corp	2.514	01/17/20	248,133
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	247,425
100,000	SunTrust Bank	2.250	01/31/20	98,802
100,000	SunTrust Bank	2.590	01/29/21	99,018
100,000	SunTrust Bank	3.525	10/26/21	100,101
200,000	SunTrust Bank	3.502	08/02/22	199,393
250,000	Svenska Handelsbanken AB	1.950	09/08/20	244,310
250,000	Svenska Handelsbanken AB	3.350	05/24/21	249,854
250,000	Synchrony Bank	3.650	05/24/21	244,602
100,000	Toronto-Dominion Bank	1.450	08/13/19	99,109
255

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Toronto-Dominion Bank	1.900%	10/24/19	$99,141
250,000	Toronto-Dominion Bank	3.000	06/11/20	250,154
100,000	Toronto-Dominion Bank	1.850	09/11/20	98,153
150,000	Toronto-Dominion Bank	3.150	09/17/20	150,322
300,000	Toronto-Dominion Bank	2.500	12/14/20	296,982
100,000	Toronto-Dominion Bank	2.550	01/25/21	98,981
250,000	Toronto-Dominion Bank	3.250	06/11/21	251,014
250,000	US Bank NA	2.350	01/23/20	248,385
450,000	US Bank NA	2.000	01/24/20	445,748
250,000	US Bank NA	3.050	07/24/20	249,663
250,000	US Bank NA	3.104	05/21/21	249,622
250,000	Wells Fargo Bank NA	2.150	12/06/19	247,737
850,000	Wells Fargo Bank NA	2.600	01/15/21	839,415
250,000	Wells Fargo Bank NA	3.325	07/23/21	249,750
250,000	Wells Fargo Bank NA	3.625	10/22/21	251,468
400,000	Westpac Banking Corp	2.150	03/06/20	395,661
100,000	Westpac Banking Corp	3.050	05/15/20	100,056
300,000	Westpac Banking Corp	2.300	05/26/20	296,481
100,000	Westpac Banking Corp	2.650	01/25/21	98,986
300,000	ZB NA	3.500	08/27/21	299,057
	TOTAL BANKS			28,232,112

CAPITAL GOODS - 1.1%
200,000	Air Lease Corp	2.125	01/15/20	197,088
100,000	Air Lease Corp	2.500	03/01/21	97,483
100,000	Air Lease Corp	3.500	01/15/22	98,405
250,000	Aircastle Ltd	5.125	03/15/21	254,063
300,000	Applied Materials, Inc	4.300	06/15/21	308,828
100,000	Caterpillar Financial Services Corp	2.000	11/29/19	99,271
100,000	Caterpillar Financial Services Corp	2.100	01/10/20	99,013
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	197,588
100,000	Caterpillar Financial Services Corp	2.950	05/15/20	99,917
100,000	Caterpillar Financial Services Corp	1.850	09/04/20	98,021
100,000	Caterpillar Financial Services Corp	3.350	12/07/20	100,391
100,000	Caterpillar Financial Services Corp	2.900	03/15/21	99,921
200,000	Caterpillar Financial Services Corp	3.150	09/07/21	200,518
200,000	Fortive Corp	2.350	06/15/21	195,005
150,000	General Dynamics Corp	2.875	05/11/20	150,081
200,000	General Dynamics Corp	3.000	05/11/21	200,430
100,000	Ingersoll-Rand Global Holding Co Ltd	2.900	02/21/21	99,053
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,007
100,000	John Deere Capital Corp	2.200	03/13/20	99,071
100,000	John Deere Capital Corp	2.350	01/08/21	98,621
500,000	John Deere Capital Corp	2.550	01/08/21	495,442
100,000	John Deere Capital Corp	2.875	03/12/21	99,728
100,000	John Deere Capital Corp	3.125	09/10/21	100,179
200,000	Johnson Controls International plc	4.250	03/01/21	203,829
300,000	Lam Research Corp	2.750	03/15/20	297,143
250,000	Lockheed Martin Corp	2.500	11/23/20	247,210
175,000	Raytheon Co	3.125	10/15/20	175,512
100,000	Roper Technologies, Inc	3.000	12/15/20	99,330
150,000	United Technologies Corp	1.500	11/01/19	148,185
256

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	United Technologies Corp	1.900%	05/04/20	$98,120
125,000	United Technologies Corp	3.350	08/16/21	124,657
	TOTAL CAPITAL GOODS			4,981,110

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000	eBay, Inc	2.150	06/05/20	98,718
100,000	Equifax, Inc	3.600	08/15/21	99,847
100,000	Moody’s Corp	3.250	06/07/21	99,611
400,000	Visa, Inc	2.200	12/14/20	395,573
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			693,749

CONSUMER DURABLES & APPAREL - 0.0%
100,000	DR Horton, Inc	2.550	12/01/20	97,574
	TOTAL CONSUMER DURABLES & APPAREL			97,574

CONSUMER SERVICES - 0.1%
250,000	GLP Capital LP	4.375	04/15/21	248,982
250,000	McDonald’s Corp	2.750	12/09/20	248,215
100,000	Starbucks Corp	2.200	11/22/20	98,333
	TOTAL CONSUMER SERVICES			595,530

DIVERSIFIED FINANCIALS - 4.8%
300,000	AerCap Ireland Capital DAC	4.250	07/01/20	300,667
200,000	AerCap Ireland Capital Ltd	5.000	10/01/21	203,136
100,000	American Express Co	2.200	10/30/20	98,176
300,000	American Express Co	3.375	05/17/21	300,466
200,000	American Express Co	3.700	11/05/21	201,788
300,000	American Express Credit Corp	2.200	03/03/20	296,752
200,000	American Express Credit Corp	2.375	05/26/20	197,873
200,000	American Honda Finance Corp	2.000	11/13/19	198,437
100,000	American Honda Finance Corp	2.000	02/14/20	98,822
100,000	American Honda Finance Corp	3.000	06/16/20	99,771
100,000	American Honda Finance Corp	1.950	07/20/20	98,403
100,000	American Honda Finance Corp	2.650	02/12/21	98,870
200,000	American Honda Finance Corp	3.375	12/10/21	200,973
200,000	Ameriprise Financial, Inc	5.300	03/15/20	205,060
100,000	Ares Capital Corp	3.875	01/15/20	100,200
250,000	Australia & New Zealand Banking Group Ltd	2.250	11/09/20	246,011
250,000	Australia & New Zealand Banking Group Ltd	3.300	05/17/21	249,739
100,000	Bank of Montreal	2.100	12/12/19	99,053
100,000	Bank of Montreal	2.100	06/15/20	98,680
100,000	Bank of Montreal	3.100	07/13/20	99,929
125,000	Bank of Montreal	3.100	04/13/21	124,933
250,000	Bank of New York Mellon Corp	2.150	02/24/20	247,779
300,000	Bank of New York Mellon Corp	2.500	04/15/21	296,295
200,000	Berkshire Hathaway, Inc	2.200	03/15/21	197,370
100,000	BlackRock, Inc	5.000	12/10/19	101,795
200,000	BNP Paribas S.A.	2.375	05/21/20	197,787
250,000	BNP Paribas S.A.	5.000	01/15/21	258,923
400,000	Capital One Financial Corp	2.400	10/30/20	391,532
100,000	Capital One Financial Corp	3.450	04/30/21	99,791
200,000	Charles Schwab Corp	3.250	05/21/21	200,969
257

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$651,000	Credit Suisse Group Funding Guernsey Ltd	3.125%	12/10/20	$644,502
250,000	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	249,093
100,000	Deutsche Bank AG.	2.700	07/13/20	97,248
200,000	Deutsche Bank AG.	3.125	01/13/21	193,556
300,000	Deutsche Bank AG.	3.150	01/22/21	289,929
650,000	Deutsche Bank AG.	4.250	02/04/21	640,448
200,000	Ford Motor Credit Co LLC	2.681	01/09/20	196,666
375,000	Ford Motor Credit Co LLC	2.425	06/12/20	365,091
200,000	Ford Motor Credit Co LLC	2.343	11/02/20	192,380
300,000	Ford Motor Credit Co LLC	3.200	01/15/21	290,681
200,000	Ford Motor Credit Co LLC	3.470	04/05/21	194,377
300,000	Ford Motor Credit Co LLC	3.813	10/12/21	291,346
500,000	GE Capital International Funding Co	2.342	11/15/20	482,510
400,000	General Electric Capital Corp	2.200	01/09/20	394,133
500,000	General Electric Capital Corp	4.625	01/07/21	501,275
300,000	General Motors Financial Co, Inc	2.650	04/13/20	295,323
100,000	General Motors Financial Co, Inc	2.450	11/06/20	97,116
300,000	General Motors Financial Co, Inc	4.200	03/01/21	299,804
400,000	General Motors Financial Co, Inc	3.550	04/09/21	394,448
150,000	General Motors Financial Co, Inc	4.200	11/06/21	149,923
1,200,000	Goldman Sachs Group, Inc	2.300	12/13/19	1,187,810
200,000	Goldman Sachs Group, Inc	2.600	12/27/20	196,215
300,000	Goldman Sachs Group, Inc	2.875	02/25/21	294,861
500,000	Goldman Sachs Group, Inc	2.876	10/31/22	485,583
150,000	IBM Credit LLC	3.450	11/30/20	150,680
250,000	IBM Credit LLC	2.650	02/05/21	247,180
150,000	IBM Credit LLC	3.600	11/30/21	151,350
300,000	Intercontinental Exchange, Inc	2.750	12/01/20	298,026
750,000	Morgan Stanley	2.800	06/16/20	745,014
800,000	Morgan Stanley	5.500	07/28/21	837,748
250,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	248,574
116,000	Nomura Holdings, Inc	6.700	03/04/20	120,464
100,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	99,563
250,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	244,929
125,000	Oesterreichische Kontrollbank AG.	2.875	09/07/21	125,649
100,000	PACCAR Financial Corp	1.950	02/27/20	98,995
100,000	PACCAR Financial Corp	3.150	08/09/21	99,975
400,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/19	394,401
300,000	State Street Corp	2.550	08/18/20	297,430
100,000	Toyota Motor Credit Corp	1.550	10/18/19	98,796
100,000	Toyota Motor Credit Corp	2.200	01/10/20	99,045
350,000	Toyota Motor Credit Corp	1.950	04/17/20	345,316
200,000	Toyota Motor Credit Corp	2.950	04/13/21	199,598
200,000	Toyota Motor Credit Corp	3.400	09/15/21	201,479
500,000	UBS AG.	2.350	03/26/20	494,975
200,000	Unilever Capital Corp	2.750	03/22/21	199,030
100,000	Unilever Capital Corp	3.000	03/07/22	99,259
900,000	Wells Fargo & Co	2.600	07/22/20	891,130
300,000	Wells Fargo & Co	3.000	01/22/21	298,651
	TOTAL DIVERSIFIED FINANCIALS			21,121,555
258

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 1.8%
$160,000	Anadarko Petroleum Corp	4.850%	03/15/21	$163,815
400,000	BP Capital Markets plc	2.315	02/13/20	396,535
400,000	BP Capital Markets plc	3.561	11/01/21	403,436
200,000	Chevron Corp	1.961	03/03/20	197,973
100,000	Chevron Corp	1.991	03/03/20	99,098
300,000	Chevron Corp	2.427	06/24/20	298,192
100,000	Enbridge Energy Partners LP	4.375	10/15/20	101,150
200,000	Energy Transfer Partners LP	4.150	10/01/20	201,174
200,000	Enterprise Products Operating LLC	5.200	09/01/20	206,117
100,000	Enterprise Products Operating LLC	2.800	02/15/21	98,899
100,000	Enterprise Products Operating LLC	3.500	02/01/22	100,260
100,000	EOG Resources, Inc	2.450	04/01/20	99,018
200,000	EOG Resources, Inc	4.100	02/01/21	202,904
100,000	EQT Corp	2.500	10/01/20	97,766
150,000	Exxon Mobil Corp	1.912	03/06/20	148,633
200,000	Exxon Mobil Corp	2.222	03/01/21	197,113
100,000	Husky Energy, Inc	3.950	04/15/22	100,516
360,000	Kinder Morgan, Inc	3.050	12/01/19	357,930
250,000	Kinder Morgan, Inc	3.950	09/01/22	249,868
400,000	Magellan Midstream Partners LP	4.250	02/01/21	405,811
200,000	Marathon Petroleum Corp	5.125	03/01/21	205,800
100,000	Occidental Petroleum Corp	3.125	02/15/22	99,434
1,000,000	Petroleos Mexicanos	6.375	02/04/21	1,011,000
150,000	Plains All American Pipeline LP	2.600	12/15/19	147,787
250,000	Sabine Pass Liquefaction LLC	5.625	02/01/21	257,522
600,000	Shell International Finance BV	1.375	09/12/19	593,489
150,000	Shell International Finance BV	4.375	03/25/20	152,567
250,000	Shell International Finance BV	1.875	05/10/21	243,487
300,000	Total Capital S.A.	4.450	06/24/20	306,111
200,000	TransCanada PipeLines Ltd	2.125	11/15/19	198,096
100,000	Valero Energy Corp	6.125	02/01/20	102,910
200,000	Williams Partners LP	5.250	03/15/20	203,895
	TOTAL ENERGY			7,648,306

FOOD & STAPLES RETAILING - 0.5%
400,000	Costco Wholesale Corp	2.150	05/18/21	393,335
300,000	CVS Health Corp	3.125	03/09/20	299,368
350,000	CVS Health Corp	2.800	07/20/20	346,785
375,000	CVS Health Corp	3.350	03/09/21	373,747
200,000	Kroger Co	6.150	01/15/20	205,658
100,000	Walmart, Inc	2.850	06/23/20	100,092
450,000	Walmart, Inc	1.900	12/15/20	442,849
200,000	Walmart, Inc	3.125	06/23/21	201,413
	TOTAL FOOD & STAPLES RETAILING			2,363,247

FOOD, BEVERAGE & TOBACCO - 1.2%
100,000	Altria Group, Inc	2.625	01/14/20	99,074
200,000	Altria Group, Inc	4.750	05/05/21	204,401
391,000	Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	384,316
100,000	Archer-Daniels-Midland Co	3.375	03/15/22	100,483
100,000	BAT Capital Corp	2.297	08/14/20	97,617
200,000	Bunge Ltd	3.500	11/24/20	199,477
259

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Campbell Soup Co	3.300%	03/15/21	$198,953
300,000		Coca-Cola Co	3.150	11/15/20	302,000
450,000		Coca-Cola Co	1.550	09/01/21	436,294
200,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	203,705
100,000		ConAgra Brands, Inc	3.800	10/22/21	100,031
100,000		Constellation Brands, Inc	2.000	11/07/19	98,770
100,000		Constellation Brands, Inc	2.250	11/06/20	98,072
200,000		Diageo Capital plc	3.000	05/18/20	200,148
100,000		General Mills, Inc	3.200	04/16/21	99,473
100,000		Hershey Co	2.900	05/15/20	99,933
100,000		Hershey Co	3.100	05/15/21	100,882
100,000		JM Smucker Co	2.200	12/06/19	99,122
100,000		Kellogg Co	3.250	05/14/21	99,033
300,000		Kraft Heinz Foods Co	2.800	07/02/20	297,352
100,000		Kraft Heinz Foods Co	3.375	06/15/21	99,755
200,000	g	Maple Escrow Subsidiary, Inc	3.551	05/25/21	199,690
138,000		Mead Johnson Nutrition Co	3.000	11/15/20	137,569
100,000		Molson Coors Brewing Co	2.250	03/15/20	98,625
100,000		Mondelez International, Inc	3.000	05/07/20	99,615
100,000		PepsiCo, Inc	1.350	10/04/19	98,806
300,000		PepsiCo, Inc	3.125	11/01/20	301,273
200,000		PepsiCo, Inc	2.000	04/15/21	196,009
100,000		Philip Morris International, Inc	1.875	11/01/19	98,798
300,000		Philip Morris International, Inc	2.000	02/21/20	296,220
200,000		Reynolds American, Inc	3.250	06/12/20	198,742
		TOTAL FOOD, BEVERAGE & TOBACCO			5,344,238

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000		Anthem, Inc	2.500	11/21/20	98,607
400,000		Becton Dickinson and Co	2.404	06/05/20	393,903
200,000		Boston Scientific Corp	2.850	05/15/20	198,668
250,000		Coventry Health Care, Inc	5.450	06/15/21	258,838
100,000		Express Scripts Holding Co	2.600	11/30/20	98,416
200,000	g	Halfmoon Parent, Inc	3.200	09/17/20	199,142
300,000	g	Halfmoon Parent, Inc	3.400	09/17/21	299,305
100,000		Laboratory Corp of America Holdings	2.625	02/01/20	99,294
100,000		McKesson Corp	3.650	11/30/20	100,458
200,000		Medtronic, Inc	2.500	03/15/20	198,951
200,000		Quest Diagnostics, Inc	2.500	03/30/20	198,148
100,000		Stryker Corp	2.625	03/15/21	98,758
300,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	298,709
100,000		Zimmer Holdings, Inc	2.700	04/01/20	99,033
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,640,230

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000		Estee Lauder Cos, Inc	1.800	02/07/20	98,904
200,000		Procter & Gamble Co	1.900	11/01/19	198,481
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			297,385

INSURANCE - 0.4%
300,000		American International Group, Inc	3.300	03/01/21	298,972
260

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Chubb INA Holdings, Inc	2.300%	11/03/20	$197,141
260,000	Hartford Financial Services Group, Inc	5.500	03/30/20	266,759
100,000	Humana, Inc	2.500	12/15/20	98,471
100,000	MetLife, Inc	4.750	02/08/21	103,164
100,000	Prudential Financial, Inc	2.350	08/15/19	99,531
200,000	Travelers Cos, Inc	3.900	11/01/20	203,046
200,000	UnitedHealth Group, Inc	2.700	07/15/20	199,253
100,000	UnitedHealth Group, Inc	1.950	10/15/20	98,236
200,000	UnitedHealth Group, Inc	3.150	06/15/21	200,257
100,000	WR Berkley Corp	5.375	09/15/20	102,959
	TOTAL INSURANCE			1,867,789

MATERIALS - 0.5%
100,000	3M Co	3.000	09/14/21	100,804
200,000	ArcelorMittal	5.500	03/01/21	205,691
275,000	Dow Chemical Co	4.250	11/15/20	279,842
100,000	Eastman Chemical Co	3.500	12/01/21	100,497
300,000	EI du Pont de Nemours & Co	2.200	05/01/20	297,852
100,000	International Flavors & Fragrances, Inc	3.400	09/25/20	100,058
400,000	Methanex Corp	3.250	12/15/19	397,002
200,000	Newmont Mining Corp	3.500	03/15/22	197,904
100,000	Packaging Corp of America	2.450	12/15/20	98,165
100,000	Praxair, Inc	2.250	09/24/20	98,636
100,000	Sherwin-Williams Co	2.250	05/15/20	98,455
	TOTAL MATERIALS			1,974,906

MEDIA & ENTERTAINMENT - 0.7%
200,000	21st Century Fox America, Inc	4.500	02/15/21	205,332
200,000	Charter Communications Operating LLC	3.579	07/23/20	199,752
100,000	Comcast Corp	5.150	03/01/20	102,372
200,000	Comcast Corp	3.300	10/01/20	200,728
150,000	Comcast Corp	3.450	10/01/21	151,514
300,000	Discovery Communications LLC	5.050	06/01/20	306,682
100,000	Interpublic Group of Cos, Inc	3.500	10/01/20	100,105
100,000	Interpublic Group of Cos, Inc	3.750	10/01/21	100,590
500,000	NBC Universal Media LLC	5.150	04/30/20	513,239
200,000	Omnicom Group, Inc	4.450	08/15/20	203,381
250,000	Time Warner Cable, Inc	4.000	09/01/21	248,470
400,000	Time Warner, Inc	4.750	03/29/21	410,078
100,000	Walt Disney Co	1.950	03/04/20	99,019
200,000	Walt Disney Co	1.800	06/05/20	197,038
	TOTAL MEDIA & ENTERTAINMENT			3,038,300

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
200,000	Abbott Laboratories	2.800	09/15/20	198,782
450,000	AbbVie, Inc	2.500	05/14/20	445,664
400,000	AbbVie, Inc	3.375	11/14/21	399,749
500,000	Actavis Funding SCS	3.000	03/12/20	498,009
200,000	Amgen, Inc	2.125	05/01/20	197,307
150,000	Amgen, Inc	2.200	05/11/20	148,087
200,000	AstraZeneca plc	2.375	11/16/20	196,444
261

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Biogen, Inc	2.900%	09/15/20	$198,711
500,000		Celgene Corp	2.875	02/19/21	494,836
200,000		Gilead Sciences, Inc	2.550	09/01/20	198,348
200,000		GlaxoSmithKline Capital plc	3.125	05/14/21	200,300
100,000		Johnson & Johnson	1.950	11/10/20	98,525
250,000		Johnson & Johnson	1.650	03/01/21	243,611
100,000		Merck & Co, Inc	1.850	02/10/20	99,093
300,000		Merck & Co, Inc	3.875	01/15/21	306,136
200,000		Mylan NV	3.750	12/15/20	199,866
300,000		Novartis Capital Corp	1.800	02/14/20	296,605
600,000		Pfizer, Inc	1.700	12/15/19	594,219
100,000		Pfizer, Inc	3.000	09/15/21	100,797
300,000		Sanofi	4.000	03/29/21	306,810
125,000	g	Takeda Pharmaceutical Co Ltd	3.800	11/26/20	125,729
100,000	g	Takeda Pharmaceutical Co Ltd	4.000	11/26/21	101,359
100,000		Zoetis, Inc	3.250	08/20/21	99,700
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			5,748,687

REAL ESTATE - 0.3%
250,000		American Tower Corp	3.300	02/15/21	248,558
200,000		Boston Properties LP	4.125	05/15/21	202,703
200,000		Digital Realty Trust LP	3.400	10/01/20	199,325
400,000		ERP Operating LP	4.750	07/15/20	407,642
250,000		HCP, Inc	2.625	02/01/20	248,190
100,000		Simon Property Group LP	2.500	09/01/20	98,902
		TOTAL REAL ESTATE			1,405,320

RETAILING - 0.3%
200,000		Amazon.com, Inc	2.600	12/05/19	199,496
100,000		Amazon.com, Inc	1.900	08/21/20	98,543
100,000		AutoZone, Inc	4.000	11/15/20	100,758
350,000		Home Depot, Inc	1.800	06/05/20	344,940
200,000		Home Depot, Inc	3.250	03/01/22	202,067
400,000		Lowe’s Cos, Inc	3.750	04/15/21	402,336
		TOTAL RETAILING			1,348,140

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
100,000		Analog Devices, Inc	2.950	01/12/21	99,120
100,000		Intel Corp	1.850	05/11/20	98,760
200,000		Intel Corp	2.450	07/29/20	199,068
350,000		Intel Corp	1.700	05/19/21	340,118
200,000		Texas Instruments, Inc	1.750	05/01/20	196,840
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			933,906

SOFTWARE & SERVICES - 0.8%
250,000		Adobe Systems, Inc	4.750	02/01/20	254,959
300,000		Automatic Data Processing, Inc	2.250	09/15/20	298,302
100,000		Baidu, Inc	3.000	06/30/20	99,512
200,000		CA, Inc	5.375	12/01/19	202,576
100,000		DXC Technology Co	2.875	03/27/20	99,123
100,000		Fidelity National Information Services, Inc	2.250	08/15/21	96,564
262

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Fiserv, Inc	3.500%	10/01/22	$198,611
100,000		International Business Machines Corp	1.900	01/27/20	98,850
300,000		Microsoft Corp	1.850	02/06/20	297,788
500,000		Microsoft Corp	2.000	11/03/20	494,569
200,000		Microsoft Corp	2.400	02/06/22	197,687
500,000		Oracle Corp	3.875	07/15/20	507,493
400,000		Oracle Corp	1.900	09/15/21	388,173
100,000		VMware, Inc	2.300	08/21/20	97,929
		TOTAL SOFTWARE & SERVICES			3,332,136

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000		Amphenol Corp	2.200	04/01/20	98,507
100,000		Apple, Inc	1.800	11/13/19	99,184
100,000		Apple, Inc	1.900	02/07/20	99,120
100,000		Apple, Inc	1.800	05/11/20	98,726
100,000		Apple, Inc	2.000	11/13/20	98,663
400,000		Apple, Inc	2.250	02/23/21	395,300
250,000		Apple, Inc	1.550	08/04/21	242,388
200,000		Apple, Inc	2.150	02/09/22	194,991
292,000		Broadcom Corp	2.375	01/15/20	288,322
100,000		Broadcom Corp	2.200	01/15/21	96,673
200,000		Cisco Systems, Inc	4.450	01/15/20	203,082
500,000		Cisco Systems, Inc	2.450	06/15/20	497,270
250,000		Cisco Systems, Inc	1.850	09/20/21	243,079
500,000	g	Dell International LLC	4.420	06/15/21	499,486
300,000		Hewlett Packard Enterprise Co	3.600	10/15/20	300,723
100,000		Hewlett Packard Enterprise Co	3.500	10/05/21	100,271
250,000		L-3 Communications Corp	4.950	02/15/21	255,819
100,000		QUALCOMM, Inc	2.250	05/20/20	98,596
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,910,200

TELECOMMUNICATION SERVICES - 0.6%
250,000		America Movil SAB de C.V.	5.000	03/30/20	254,306
264,000		AT&T, Inc	5.200	03/15/20	269,678
200,000		AT&T, Inc	2.450	06/30/20	197,366
550,000		AT&T, Inc	3.200	03/01/22	542,527
300,000		Orange S.A.	1.625	11/03/19	296,251
250,000		Telefonica Emisiones SAU	5.134	04/27/20	255,124
600,000		Verizon Communications, Inc	4.600	04/01/21	619,447
		TOTAL TELECOMMUNICATION SERVICES			2,434,699

TRANSPORTATION - 0.5%
200,000		Boeing Co	1.650	10/30/20	195,676
200,000		Canadian National Railway Co	2.400	02/03/20	198,931
100,000		Delta Air Lines, Inc	2.875	03/13/20	99,323
100,000		Delta Air Lines, Inc	2.600	12/04/20	98,311
100,000		Delta Air Lines, Inc	3.400	04/19/21	99,162
100,000		FedEx Corp	2.300	02/01/20	99,089
200,000		Northrop Grumman Corp	2.080	10/15/20	196,103
100,000		Royal Caribbean Cruises Ltd	2.650	11/28/20	98,146
250,000		Ryder System, Inc	2.500	05/11/20	247,021
200,000		Ryder System, Inc	3.500	06/01/21	200,251
263

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Union Pacific Corp	2.250%	06/19/20	$246,655
100,000	Union Pacific Corp	3.200	06/08/21	100,451
300,000	United Parcel Service, Inc	2.050	04/01/21	294,747
	TOTAL TRANSPORTATION			2,173,866

UTILITIES - 1.2%
200,000	Berkshire Hathaway Energy Co	2.400	02/01/20	198,671
100,000	Berkshire Hathaway Energy Co	2.375	01/15/21	98,630
100,000	CenterPoint Energy, Inc	3.600	11/01/21	100,204
200,000	Commonwealth Edison Co	4.000	08/01/20	202,808
100,000	Consolidated Edison, Inc	2.000	03/15/20	98,658
400,000	Dominion Energy, Inc	2.579	07/01/20	393,678
250,000	Dominion Gas Holdings LLC	2.800	11/15/20	246,257
300,000	Duke Energy Carolinas LLC	4.300	06/15/20	305,770
100,000	Duke Energy Carolinas LLC	3.350	05/15/22	100,928
200,000	Duke Energy Corp	1.800	09/01/21	191,423
100,000	Edison International	2.125	04/15/20	97,331
200,000	Emera US Finance LP	2.700	06/15/21	194,832
100,000	Eversource Energy	2.500	03/15/21	98,279
200,000	Exelon Generation Co LLC	2.950	01/15/20	199,032
100,000	Georgia Power Co	2.000	03/30/20	98,355
100,000	Georgia Power Co	2.000	09/08/20	97,711
200,000	LG&E and KU Energy LLC	3.750	11/15/20	200,734
100,000	Nevada Power Co	2.750	04/15/20	99,760
200,000	NextEra Energy Capital Holdings, Inc	3.342	09/01/20	200,362
100,000	Northern States Power Co	2.200	08/15/20	98,628
200,000	Ohio Power Co	5.375	10/01/21	211,503
300,000	Pacific Gas & Electric Co	3.500	10/01/20	285,813
100,000	Pinnacle West Capital Corp	2.250	11/30/20	98,006
100,000	Public Service Enterprise Group, Inc	1.600	11/15/19	98,605
200,000	Public Service Enterprise Group, Inc	2.000	11/15/21	192,052
200,000	Sempra Energy	2.400	02/01/20	197,288
100,000	South Carolina Electric & Gas Co	3.500	08/15/21	100,277
300,000	Southern Co	2.350	07/01/21	291,660
100,000	Southern Power Co	1.950	12/15/19	98,493
100,000	WEC Energy Group, Inc	3.375	06/15/21	99,933
100,000	Wisconsin Public Service Corp	3.350	11/21/21	100,972
	TOTAL UTILITIES			5,096,653

	TOTAL CORPORATE BONDS			107,572,845
	(Cost $108,612,252)

GOVERNMENT BONDS - 74.6%

AGENCY SECURITIES - 2.9%
1,000,000	Federal Farm Credit Bank (FFCB)	2.375	03/27/20	998,018
500,000	Federal Home Loan Bank (FHLB)	2.125	02/11/20	497,599
2,400,000	FHLB	1.875	03/13/20	2,379,086
3,000,000	FHLB	2.625	05/28/20	3,003,879
250,000	FHLB	2.625	10/01/20	250,279
750,000	FHLB	1.125	07/14/21	724,293
264

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Federal Home Loan Mortgage Corp (FHLMC)	1.875%	11/17/20	$1,481,027
3,000,000	Federal National Mortgage Association (FNMA)	1.500	11/30/20	2,939,952
300,000	Private Export Funding Corp (PEFCO)	1.450	08/15/19	297,537
200,000	Ukraine Government AID Bonds	1.847	05/29/20	197,873
	TOTAL AGENCY SECURITIES			12,769,543

FOREIGN GOVERNMENT BONDS - 6.7%
200,000	African Development Bank	1.875	03/16/20	197,797
150,000	African Development Bank	2.625	03/22/21	150,053
500,000	African Development Bank	2.375	09/23/21	496,730
300,000	Asian Development Bank	1.750	01/10/20	297,433
1,500,000	Asian Development Bank	1.375	03/23/20	1,477,634
500,000	Asian Development Bank	1.625	03/16/21	490,149
100,000	Corp Andina de Fomento	2.200	07/18/20	98,416
400,000	Council of Europe Development Bank	1.625	03/16/21	391,595
600,000	European Bank for Reconstruction & Development	1.750	11/26/19	595,222
300,000	European Bank for Reconstruction & Development	2.750	04/26/21	300,991
1,200,000	European Investment Bank	1.625	08/14/20	1,181,141
2,000,000	European Investment Bank	2.875	09/15/20	2,002,610
2,000,000	European Investment Bank	2.375	05/13/21	1,989,342
100,000	Export Development Canada	1.625	01/17/20	98,991
100,000	Export Development Canada	1.625	06/01/20	98,584
250,000	Export Development Canada	2.000	11/30/20	247,045
200,000	Export-Import Bank of Korea	1.750	05/26/19	199,108
250,000	Export-Import Bank of Korea	2.500	11/01/20	247,172
250,000	Export-Import Bank of Korea	3.500	11/27/21	251,753
200,000	FMS Wertmanagement AoeR	1.000	08/16/19	197,960
350,000	FMS Wertmanagement AoeR	1.750	01/24/20	346,891
250,000	Hungary Government International Bond	5.750	11/22/23	270,270
1,636,000	Inter-American Development Bank	1.375	07/15/20	1,605,695
200,000	Inter-American Development Bank	2.625	04/19/21	200,196
1,200,000	International Bank for Reconstruction & Development	1.875	04/21/20	1,188,726
200,000	International Bank for Reconstruction & Development	1.625	09/04/20	196,777
1,000,000	International Bank for Reconstruction & Development	1.625	03/09/21	980,186
750,000	International Bank for Reconstruction & Development	1.375	05/24/21	729,327
500,000	International Bank for Reconstruction & Development	2.000	01/26/22	491,195
500,000	International Finance Corp	1.750	03/30/20	494,467
500,000	International Finance Corp	2.250	01/25/21	496,702
400,000	Japan Bank for International Cooperation	2.250	02/24/20	397,971
100,000	Japan Bank for International Cooperation	2.125	06/01/20	99,054
150,000	Japan Bank for International Cooperation	2.125	07/21/20	148,535
200,000	Japan Bank for International Cooperation	2.125	11/16/20	197,437
1,000,000	Japan Bank for International Cooperation	1.500	07/21/21	967,925
1,400,000	KfW	4.000	01/27/20	1,420,349
350,000	KfW	1.750	03/31/20	346,296
1,500,000	KfW	1.875	06/30/20	1,483,176
100,000	KfW	2.750	10/01/20	100,199
100,000	KfW	1.875	12/15/20	98,520
2,000,000	KfW	2.625	04/12/21	2,001,046
300,000	Mexico Government International Bond	3.500	01/21/21	298,482
100,000	Nordic Investment Bank	2.250	02/01/21	99,290
500,000	Nordic Investment Bank	2.250	09/30/21	494,975
200,000	Poland Government International Bond	6.375	07/15/19	203,919
265

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Province of Alberta Canada	1.900%	12/06/19	$198,373
1,200,000	Province of Ontario Canada	4.400	04/14/20	1,225,329
200,000	Province of Quebec Canada	3.500	07/29/20	202,513
200,000	Republic of Hungary	6.250	01/29/20	205,613
200,000	Republic of the Philippines	6.500	01/20/20	207,353
200,000	Svensk Exportkredit AB	1.750	05/18/20	197,477
200,000	Svensk Exportkredit AB	1.750	08/28/20	196,966
200,000	Svensk Exportkredit AB	2.875	05/22/21	201,056
100,000	Svensk Exportkredit AB	3.125	11/08/21	101,132
	TOTAL FOREIGN GOVERNMENT BONDS			29,103,144

MUNICIPAL BONDS - 0.1%
100,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	99,710
250,000	Tennessee Valley Authority	2.250	03/15/20	249,119
	TOTAL MUNICIPAL BONDS			348,829

U.S. TREASURY SECURITIES - 64.9%
2,000,000	United States Treasury Note	2.500	12/31/20	1,999,500
8,000,000	United States Treasury Note	1.625	03/15/20	7,910,407
9,500,000	United States Treasury Note	2.250	03/31/20	9,460,710
3,500,000	United States Treasury Note	1.500	04/15/20	3,453,237
11,750,000	United States Treasury Note	2.375	04/30/20	11,718,224
4,400,000	United States Treasury Note	1.500	05/15/20	4,337,195
14,500,000	United States Treasury Note	2.500	05/31/20	14,486,045
7,000,000	United States Treasury Note	2.500	06/30/20	6,993,965
7,700,000	United States Treasury Note	1.500	07/15/20	7,578,703
2,200,000	United States Treasury Note	2.625	07/31/20	2,202,445
9,200,000	United States Treasury Note	1.500	08/15/20	9,048,427
17,000,000	United States Treasury Note	2.625	08/31/20	17,020,543
5,750,000	United States Treasury Note	1.375	09/15/20	5,640,551
15,000,000	United States Treasury Note	2.750	09/30/20	15,054,133
7,450,000	United States Treasury Note	1.625	10/15/20	7,332,765
2,000,000	United States Treasury Note	2.875	10/31/20	2,012,171
8,500,000	United States Treasury Note	1.750	11/15/20	8,379,653
2,000,000	United States Treasury Note	2.750	11/30/20	2,008,686
6,250,000	United States Treasury Note	1.875	12/15/20	6,174,294
9,900,000	United States Treasury Note	2.000	01/15/21	9,798,189
15,500,000	United States Treasury Note	2.250	02/15/21	15,412,770
7,000,000	United States Treasury Note	2.375	03/15/21	6,980,077
5,150,000	United States Treasury Note	2.375	04/15/21	5,136,203
11,600,000	United States Treasury Note	2.625	05/15/21	11,635,209
10,250,000	United States Treasury Note	2.625	06/15/21	10,282,453
16,250,000	United States Treasury Note	2.625	07/15/21	16,305,490
12,250,000	United States Treasury Note	2.750	08/15/21	12,331,265
11,500,000	United States Treasury Note	2.750	09/15/21	11,578,740
9,000,000	United States Treasury Note	2.875	10/15/21	9,094,127
17,750,000	United States Treasury Note	2.875	11/15/21	17,946,397
13,250,000	United States Treasury Note	2.625	12/15/21	13,308,895
	TOTAL U.S. TREASURY SECURITIES			282,621,469

	TOTAL GOVERNMENT BONDS			324,842,985
	(Cost $325,264,896)

	TOTAL BONDS			432,415,830
	(Cost $433,877,148)
266

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$940,000	Federal Home Loan Bank (FHLB)	2.150%	01/02/19	$940,000
	TOTAL GOVERNMENT AGENCY DEBT			940,000

	TOTAL SHORT-TERM INVESTMENTS			940,000
	(Cost $939,944)

	TOTAL INVESTMENTS - 99.5%			433,355,830
	(Cost $434,817,092)
	OTHER ASSETS & LIABILITIES, NET - 0.5%			2,042,420
	NET ASSETS - 100.0%			$435,398,250

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $1,424,711 or 0.3% of net assets.
267

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$3,466,313	i	United Rentals North America, Inc	LIBOR 1 M + 1.750%	4.272%	10/31/25	$3,386,588
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				3,386,588

CONSUMER DURABLES & APPAREL - 0.0%
445,500	i	Hanesbrands, Inc	LIBOR 1 M + 1.750%	4.272	12/16/24	440,301
		TOTAL CONSUMER DURABLES & APPAREL				440,301

ENERGY - 0.3%
7,344,064	i	TerraForm Power Operating LLC	LIBOR 1 M + 2.000%	4.522	11/08/22	7,080,926
		TOTAL ENERGY				7,080,926

MATERIALS - 0.1%
3,037,735	i	H.B. Fuller Co	LIBOR 1 M + 2.000%	4.470	10/21/24	2,850,915
		TOTAL MATERIALS				2,850,915

MEDIA & ENTERTAINMENT - 0.2%
4,968,068	i	Charter Communications Operating LLC	LIBOR 1 M + 2.000%	4.530	04/30/25	4,751,360
		TOTAL MEDIA & ENTERTAINMENT				4,751,360

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,242,022	i	MTS Systems Corp	LIBOR 1 M + 3.250%	5.710	07/05/23	4,082,946
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				4,082,946

UTILITIES - 0.2%
4,462,182	i	ExGen Renewables IV LLC	LIBOR 3 M + 3.000%	5.710	11/28/24	4,216,762
1,755,719	†,i	Terra-Gen Finance Co LLC	LIBOR 1 M + 4.250%	6.600	12/09/21	1,404,575
		TOTAL UTILITIES				5,621,337

		TOTAL BANK LOAN OBLIGATIONS				28,214,373
		(Cost $29,649,706)

BONDS - 97.0%

CORPORATE BONDS - 36.5%

AUTOMOBILES & COMPONENTS - 0.4%
1,300,000	g	Adient Global Holdings Ltd		4.875	08/15/26	994,500
5,000,000		Ford Motor Co		4.750	01/15/43	3,870,543
7,125,000	g,i	Harley-Davidson Financial Services, Inc	LIBOR 3 M + 0.940%	3.647	03/02/21	7,116,958
		TOTAL AUTOMOBILES & COMPONENTS				11,982,001

BANKS - 8.8%
6,200,000		Bank of America Corp		2.151	11/09/20	6,087,582
268

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.250%	3.021%	09/11/19	$4,998,710
3,000,000	g	Bank of Montreal		2.500	01/11/22	2,963,808
5,000,000	i	Bank of Montreal	LIBOR 3 M + 0.630%	3.401	09/11/22	4,965,751
1,000,000		Bank of Nova Scotia		2.125	09/11/19	994,826
3,000,000	g	Bank of Nova Scotia		1.875	09/20/21	2,919,086
10,000,000		BB&T Corp		3.700	06/05/25	9,979,799
10,000,000	g	BNG Bank NV		3.125	11/08/21	10,122,447
5,000,000	i	Citizens Bank NA	LIBOR 3 M + 0.540%	3.278	03/02/20	4,992,637
250,000	i	Citizens Bank NA	LIBOR 3 M + 0.570%	3.259	05/26/20	249,387
1,125,000		Citizens Financial Group, Inc		2.375	07/28/21	1,095,826
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA		3.950	11/09/22	249,171
6,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.430%	2.938	04/26/21	5,969,942
1,850,000		Cooperatieve Rabobank UA		2.750	01/10/22	1,813,663
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	2.894	01/10/23	4,920,846
3,037,000		Cooperatieve Rabobank UA		3.750	07/21/26	2,847,522
3,150,000		Discover Bank		3.350	02/06/23	3,065,908
3,300,000		Discover Bank		3.450	07/27/26	3,027,634
7,800,000		Discover Bank		4.650	09/13/28	7,603,082
5,000,000		HSBC Holdings plc		3.033	11/22/23	4,839,301
7,700,000	g	ING Groep NV		4.625	01/06/26	7,755,691
500,000	g	Intesa Sanpaolo S.p.A		5.017	06/26/24	452,429
2,500,000	g	Intesa Sanpaolo S.p.A		5.710	01/15/26	2,292,703
2,100,000		KeyBank NA		2.350	03/08/19	2,097,294
10,000,000		KeyCorp		4.100	04/30/28	10,019,249
10,000,000	i	M&T Bank Corp	LIBOR 3 M + 0.680%	3.188	07/26/23	9,787,010
8,280,000	i	Manufacturers & Traders Trust Co	LIBOR 3 M + 0.270%	2.760	01/25/21	8,229,981
1,000,000		Manufacturers & Traders Trust Co		2.900	02/06/25	960,173
3,530,000		Manufacturers & Traders Trust Co		3.400	08/17/27	3,443,567
5,725,000		Mitsubishi UFJ Financial Group, Inc		2.527	09/13/23	5,438,880
10,310,000		People’s United Bank		4.000	07/15/24	10,336,747
5,500,000		People’s United Financial, Inc		3.650	12/06/22	5,505,049
5,290,000	i	PNC Bank NA	LIBOR 3 M + 0.250%	2.719	01/22/21	5,226,012
7,750,000		PNC Bank NA		2.700	11/01/22	7,530,656
2,993,000		PNC Bank NA		2.950	01/30/23	2,914,773
10,000,000	i	Regions Bank	LIBOR 3 M + 0.380%	3.177	04/01/21	9,811,308
6,000,000	i	Regions Bank	LIBOR 3 M + 0.500%	3.118	08/13/21	5,892,119
5,000,000		Regions Financial Corp		2.750	08/14/22	4,823,655
2,000,000		Royal Bank of Canada		1.875	02/05/20	1,978,926
3,000,000		Royal Bank of Canada		2.100	10/14/20	2,957,842
10,712,000		SVB Financial Group		3.500	01/29/25	10,266,675
2,500,000		Toronto-Dominion Bank		1.450	08/13/19	2,477,725
3,000,000	g	Toronto-Dominion Bank		1.950	04/02/20	2,967,993
5,000,000		Toronto-Dominion Bank		1.850	09/11/20	4,907,649
6,000,000	i	Toronto-Dominion Bank	LIBOR 3 M + 0.260%	3.048	09/17/20	5,979,194
2,500,000		Toronto-Dominion Bank		1.800	07/13/21	2,418,682
5,000,000		US Bancorp		2.950	07/15/22	4,931,719
10,000,000	i	US Bank NA	LIBOR 3 M + 0.290%	2.936	05/21/21	9,963,468
3,000,000	g	Westpac Banking Corp		2.100	02/25/21	2,951,955
4,850,000		ZB NA		3.500	08/27/21	4,834,761
		TOTAL BANKS				242,860,813
269

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 0.8%
$5,000,000		Air Lease Corp		3.875%	07/03/23	$4,920,743
1,000,000		Air Lease Corp		4.250	09/15/24	977,407
1,150,000		Anixter, Inc		5.500	03/01/23	1,147,125
3,000,000		CNH Industrial Capital LLC		3.875	10/15/21	2,979,900
4,000,000		CNH Industrial Capital LLC		4.200	01/15/24	3,952,771
1,000,000		Parker-Hannifin Corp		4.200	11/21/34	994,298
500,000		Pentair Finance S.A.		2.650	12/01/19	496,193
500,000		Rockwell Collins, Inc		3.200	03/15/24	481,471
1,825,000		Trimble, Inc		4.150	06/15/23	1,834,547
5,000,000		Trimble, Inc		4.900	06/15/28	4,926,002
		TOTAL CAPITAL GOODS				22,710,457

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
7,500,000		Covanta Holding Corp		6.000	01/01/27	6,712,500
2,200,000		Waste Management, Inc		3.900	03/01/35	2,137,395
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				8,849,895

CONSUMER SERVICES - 0.8%
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,996,002
3,350,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	3,343,393
100,000		Salvation Army		5.637	09/01/26	110,217
5,000,000		Salvation Army		4.528	09/01/48	5,011,719
3,600,000		Starbucks Corp		2.450	06/15/26	3,240,499
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,198,711
		TOTAL CONSUMER SERVICES				20,900,541

DIVERSIFIED FINANCIALS - 3.3%
10,000,000	i	American Express Co	LIBOR 3 M + 0.750%	3.332	08/03/23	9,805,752
5,000,000		American Express Co		3.000	10/30/24	4,793,355
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,066,647
5,000,000	g	Canadian Imperial Bank of Commerce		3.150	06/27/21	5,028,368
10,000,000	i	Canadian Imperial Bank of Commerce	LIBOR 3 M + 0.660%	3.439	09/13/23	9,918,479
567,000	g	EDP Finance BV		4.125	01/15/20	567,684
500,000	g	EDP Finance BV		5.250	01/14/21	510,040
5,625,000	g	EDP Finance BV		3.625	07/15/24	5,271,396
5,250,000		Ford Foundation		3.859	06/01/47	5,164,781
2,500,000		Ford Motor Credit Co LLC		2.943	01/08/19	2,500,008
1,000,000	i	Ford Motor Credit Co LLC	LIBOR 3 M + 0.930%	3.512	11/04/19	996,383
3,211,000		Ford Motor Credit Co LLC		3.157	08/04/20	3,146,034
1,000,000		Ford Motor Credit Co LLC		3.339	03/28/22	943,869
1,500,000		Reinvestment Fund, Inc		3.166	11/01/23	1,486,732
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	3,013,757
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,475,773
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,951,330
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,035,687
5,000,000		State Street Corp		2.653	05/15/23	4,869,902
6,000,000	i	Toyota Motor Credit Corp	LIBOR 3 M + 0.280%	2.716	04/13/21	5,950,797
15,750,000		Unilever Capital Corp		2.000	07/28/26	14,206,861
		TOTAL DIVERSIFIED FINANCIALS				92,703,635
270

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
ENERGY - 2.8%
$2,264,000		Apache Corp		3.250%	04/15/22	$2,216,239
5,000,000		Cenovus Energy, Inc		5.250	06/15/37	4,409,324
1,500,000		Cimarex Energy Co		3.900	05/15/27	1,392,673
2,500,000	g	Colorado Interstate Gas Co LLC		4.150	08/15/26	2,443,648
7,116,299	g	Continental Wind LLC		6.000	02/28/33	7,374,084
1,000,000		EOG Resources, Inc		3.900	04/01/35	945,091
10,000,000	i	EQT Corp	LIBOR 3 M + 0.770%	2.103	10/01/20	9,741,767
4,700,000	g	Greenko Dutch BV		4.875	07/24/22	4,412,360
5,000,000	i	Kinder Morgan, Inc	LIBOR 3 M + 1.280%	3.716	01/15/23	4,888,355
8,000,000		National Oilwell Varco, Inc		3.950	12/01/42	6,392,611
4,100,000		ONE Gas, Inc		4.500	11/01/48	4,226,458
1,925,000		ONEOK, Inc		4.000	07/13/27	1,837,009
3,350,000		ONEOK, Inc		4.950	07/13/47	3,098,744
6,100,000	g,i	Phillips 66	LIBOR 3 M + 0.750%	3.186	04/15/20	6,101,051
500,000		Statoil ASA		3.150	01/23/22	498,632
1,000,000		Statoil ASA		2.450	01/17/23	971,566
500,000		Statoil ASA		2.650	01/15/24	483,586
3,000,000		Statoil ASA		3.950	05/15/43	2,866,838
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,400,000
6,000,000		Valero Energy Corp		4.350	06/01/28	5,947,527
4,500,000	g	Woodside Finance Ltd		3.700	03/15/28	4,164,717
		TOTAL ENERGY				78,812,280

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
5,000,000	i	Becton Dickinson & Co	LIBOR 3 M + 1.030%	3.769	06/06/22	4,901,208
7,250,000		Becton Dickinson & Co		3.363	06/06/24	6,962,946
4,250,000		Becton Dickinson and Co		4.685	12/15/44	3,982,966
10,000,000	g,i	Halfmoon Parent, Inc	LIBOR 3 M + 0.890%	3.326	07/15/23	9,847,612
9,150,000	g	Halfmoon Parent, Inc		4.800	08/15/38	9,073,119
1,000,000		Laboratory Corp of America Holdings		3.200	02/01/22	992,388
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				35,760,239

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
5,900,000		Kimberly-Clark Corp		3.950	11/01/28	6,107,372
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				6,107,372

INSURANCE - 0.8%
2,000,000	g,i	Cranberry RE Ltd	LIBOR 6 M + 1.600%	4.481	07/13/20	1,969,600
3,000,000	g	Five Corners Funding Trust		4.419	11/15/23	3,086,130
5,000,000		Progressive Corp		3.700	01/26/45	4,583,668
2,000,000		Prudential Financial, Inc		5.375	05/15/45	1,874,200
5,000,000	g	Swiss Re Treasury US Corp		2.875	12/06/22	4,896,595
5,653,000	g	Swiss Re Treasury US Corp		4.250	12/06/42	5,515,626
		TOTAL INSURANCE				21,925,819

MATERIALS - 2.0%
4,500,000	i	3M Co	LIBOR 3 M + 0.300%	2.914	02/14/24	4,465,989
4,150,000	g	Commercial Metals Co		5.750	04/15/26	3,849,125
4,500,000		Fibria Overseas Finance Ltd		5.500	01/17/27	4,516,920
1,350,000		International Flavors & Fragrances, Inc		3.400	09/25/20	1,350,791
2,000,000		International Paper Co		5.000	09/15/35	1,960,187
1,184,000		International Paper Co		4.800	06/15/44	1,062,898
271

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	g	Inversiones CMPC S.A.		4.375%	04/04/27	$4,746,200
7,225,000	g	Klabin Finance S.A.		4.875	09/19/27	6,556,687
2,000,000		Nutrien Ltd		3.500	06/01/23	1,964,264
1,000,000		Nutrien Ltd		5.250	01/15/45	1,003,592
2,500,000	g	Sealed Air Corp		5.500	09/15/25	2,468,750
9,600,000	g	Westrock Co		4.650	03/15/26	9,751,243
6,350,000	g	WestRock Co		3.000	09/15/24	5,981,582
4,975,000	g	WestRock Co		3.750	03/15/25	4,883,785
		TOTAL MATERIALS				54,562,013

MEDIA & ENTERTAINMENT - 0.6%
2,775,000	g	CCO Holdings LLC		4.000	03/01/23	2,587,687
3,000,000		Charter Communications Operating LLC		3.579	07/23/20	2,996,276
4,250,000		Charter Communications Operating LLC		4.464	07/23/22	4,290,623
5,000,000	i	Discovery Communications LLC	LIBOR 3 M + 0.710%	3.502	09/20/19	4,995,800
2,725,000		Discovery Communications LLC		5.000	09/20/37	2,530,272
		TOTAL MEDIA & ENTERTAINMENT				17,400,658

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
4,500,000		Bristol-Myers Squibb Co		3.250	08/01/42	3,910,156
5,000,000		Celgene Corp		2.750	02/15/23	4,784,035
5,000,000		Celgene Corp		3.450	11/15/27	4,552,633
4,000,000	i	GlaxoSmithKline Capital plc	LIBOR 3 M + 0.350%	2.964	05/14/21	3,972,613
5,750,000		GlaxoSmithKline Capital plc		3.625	05/15/25	5,789,233
5,674,000	g	Roche Holdings, Inc		2.375	01/28/27	5,213,389
9,550,000	g	Takeda Pharmaceutical Co Ltd		4.400	11/26/23	9,653,972
1,150,000		Zoetis, Inc		3.450	11/13/20	1,152,957
7,200,000	i	Zoetis, Inc	LIBOR 3 M + 0.440%	3.085	08/20/21	7,147,194
4,125,000		Zoetis, Inc		4.450	08/20/48	4,048,006
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				50,224,188

REAL ESTATE - 1.9%
4,000,000		Alexandria Real Estate Equities, Inc		4.000	01/15/24	4,045,724
1,975,000		Brandywine Operating Partnership LP		3.950	02/15/23	1,964,165
4,300,000		Brandywine Operating Partnership LP		3.950	11/15/27	4,087,824
6,325,000		Brixmor Operating Partnership LP		3.900	03/15/27	5,990,363
5,000,000		Digital Realty Trust LP		3.950	07/01/22	5,029,470
2,300,000		Healthcare Realty Trust, Inc		3.625	01/15/28	2,161,008
4,725,000		Kilroy Realty LP		3.450	12/15/24	4,565,134
11,150,000		Kilroy Realty LP		4.750	12/15/28	11,363,066
3,557,000		Mid-America Apartments LP		4.000	11/15/25	3,545,370
8,407,000		Regency Centers LP		3.750	06/15/24	8,318,970
450,000		Washington REIT		4.950	10/01/20	457,068
		TOTAL REAL ESTATE				51,528,162

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
5,000,000		Apple, Inc		3.000	06/20/27	4,767,432
4,206,000		Corning, Inc		4.375	11/15/57	3,519,636
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				8,287,068
272

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
TELECOMMUNICATION SERVICES - 1.1%
$500,000		CenturyLink, Inc		6.750%	12/01/23	$481,875
5,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.000%	3.788	03/16/22	5,005,450
1,550,000		Verizon Communications, Inc		3.500	11/01/24	1,532,499
11,000,000	i	Verizon Communications, Inc	LIBOR 3 M + 1.100%	3.716	05/15/25	10,665,917
3,000,000		Verizon Communications, Inc		2.625	08/15/26	2,721,337
11,575,000		Verizon Communications, Inc		4.272	01/15/36	10,844,315
		TOTAL TELECOMMUNICATION SERVICES				31,251,393

TRANSPORTATION - 2.9%
2,050,000		CSX Corp		4.250	03/15/29	2,082,697
5,700,000		CSX Corp		4.750	11/15/48	5,781,683
2,450,000		CSX Corp		4.250	11/01/66	2,121,488
5,925,000		Delta Air Lines, Inc		3.625	03/15/22	5,797,887
1,877,299		Delta Air Lines, Inc		4.250	07/30/23	1,897,463
2,789,452		Delta Air Lines, Inc		3.625	07/30/27	2,820,732
2,500,000		Kansas City Southern		4.300	05/15/43	2,328,581
2,500,000		Kansas City Southern		4.950	08/15/45	2,550,071
2,949,000	g	Mexico City Airport Trust		5.500	10/31/46	2,595,120
3,613,000	g	Mexico City Airport Trust		5.500	07/31/47	3,174,924
4,599,751		Spirit Airlines Pass Through Trust		3.800	02/15/26	4,494,531
5,887,195		Spirit Airlines Pass Through Trust		3.375	02/15/30	5,633,904
918,254		Spirit Airlines, Inc		4.100	04/01/28	901,542
6,000,000		Union Pacific Corp		4.375	09/10/38	5,938,045
5,250,000		Union Pacific Corp		4.375	11/15/65	4,786,371
5,835,877		Union Pacific Railroad Co		3.227	05/14/26	5,731,677
11,159,506		Union Pacific Railroad Co		2.695	05/12/27	10,707,106
5,000,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.380%	3.009	05/16/22	5,012,658
7,500,000	i	United Parcel Service, Inc	LIBOR 3 M + 0.450%	3.247	04/01/23	7,455,315
		TOTAL TRANSPORTATION				81,811,795

UTILITIES - 6.4%
5,300,000		Avangrid, Inc		3.150	12/01/24	5,114,995
10,025,000		Avista Corp		4.350	06/01/48	10,249,069
300,000	g	Azure Power Energy Ltd		5.500	11/03/22	281,255
7,500,000	g	Brooklyn Union Gas Co		4.273	03/15/48	7,410,345
4,675,000	g	Clearway Energy Operating LLC		5.750	10/15/25	4,464,625
1,000,000		DTE Electric Co		4.050	05/15/48	992,393
3,000,000	g	Electricite de France S.A.		3.625	10/13/25	2,893,017
3,600,000	i	Enbridge, Inc	LIBOR 3 M + 0.700%	3.488	06/15/20	3,587,549
1,700,000		Fortis, Inc		2.100	10/04/21	1,634,251
2,900,000		Fortis, Inc		3.055	10/04/26	2,648,785
5,482,000		Georgia Power Co		3.250	04/01/26	5,125,615
5,000,000		Interstate Power & Light Co		4.100	09/26/28	5,112,656
7,350,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	7,431,467
5,000,000		MidAmerican Energy Co		3.100	05/01/27	4,869,223
5,246,000		MidAmerican Energy Co		3.950	08/01/47	5,086,072
1,000,000	g	NextEra Energy Operating Partners LP		4.250	09/15/24	925,000
1,875,000	g	NextEra Energy Operating Partners LP		4.500	09/15/27	1,668,750
5,248,000		NorthWestern Corp		4.176	11/15/44	5,254,684
5,000,000	g	Pattern Energy Group, Inc		5.875	02/01/24	4,825,000
5,925,000		PSEG Power LLC		3.850	06/01/23	5,929,470
273

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$3,750,000		Public Service Co of Colorado		4.100%	06/15/48	$3,693,419
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,008,505
1,750,014		San Diego Gas & Electric Co		1.914	02/01/22	1,717,124
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	7,279,426
6,000,000	i	Sempra Energy	LIBOR 3 M + 0.250%	2.686	07/15/19	5,982,315
1,000,000		Sempra Energy		2.875	10/01/22	964,378
2,721,322	g	Solar Star Funding LLC		3.950	06/30/35	2,618,659
4,621,656	g	Solar Star Funding LLC		5.375	06/30/35	4,949,665
4,700,000		Southern California Edison Co		3.400	06/01/23	4,672,746
4,700,000		Southern California Edison Co		4.125	03/01/48	4,456,203
2,000,000		Southern Power Co		1.950	12/15/19	1,969,854
2,000,000		Southern Power Co		2.500	12/15/21	1,942,329
10,065,000		Southern Power Co		4.150	12/01/25	9,978,568
7,372,500	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	6,764,143
5,000,000		Tampa Electric Co		4.300	06/15/48	4,784,756
8,692,037	g	Topaz Solar Farms LLC		4.875	09/30/39	7,902,309
971,256	g	Topaz Solar Farms LLC		5.750	09/30/39	941,531
5,000,000		Westar Energy, Inc		2.550	07/01/26	4,674,030
1,000,000		WGL Holdings, Inc		2.250	11/01/19	988,217
10,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.400%	3.106	11/29/19	9,996,966
5,000,000	i	WGL Holdings, Inc	LIBOR 3 M + 0.550%	3.326	03/12/20	4,968,122
		TOTAL UTILITIES				177,757,486

		TOTAL CORPORATE BONDS				1,015,435,815
		(Cost $1,038,055,127)

GOVERNMENT BONDS - 47.4%

AGENCY SECURITIES - 12.2%
11,800,000		Abay Leasing LLC		2.654	11/09/26	11,736,858
750,000		ALEX Alpha LLC		1.617	08/15/24	726,452
1,518,237		Altitude Investments 12 LLC		2.454	12/09/25	1,501,968
4,448,197		Altitude Investments 16 LLC		2.492	03/14/26	4,403,506
1,939,000		Canal Barge Co, Inc		4.500	11/12/34	2,058,838
7,485,053		CES MU2 LLC		2.166	12/16/26	7,299,878
3,958,771		CES MU2 LLC		1.994	05/13/27	3,816,169
3,075,000		Crowley Conro LLC		4.181	08/15/43	3,199,708
6,233,333		DY9 Leasing LLC		2.415	06/30/27	6,124,123
684,325		Ethiopian Leasing LLC		2.566	08/14/26	678,545
593,279		Excalibur One 77B LLC		1.492	01/01/25	571,964
566,843		Export Lease Ten Co LLC		1.650	05/07/25	546,767
4,606,639		Export Leasing LLC		1.859	08/28/21	4,550,675
3,436,239	g	Genesis Solar Pass Through Trust		3.875	02/15/38	3,481,254
1,375,000	j	Government Trust Certificate		0.000	04/01/21	1,297,294
2,000,000		Hashemite Kingdom of Jordan Government AID Bond		1.945	06/23/19	1,992,181
1,694,000		Hashemite Kingdom of Jordan Government AID Bond		2.578	06/30/22	1,687,408
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	7,867,324
1,152,171		Helios Leasing I LLC		1.734	07/24/24	1,119,566
2,791,828		Helios Leasing II LLC		2.668	03/18/25	2,781,748
3,746,883		HNA LLC		2.291	06/30/27	3,661,479
274

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,221,525		HNA LLC		2.369%	09/18/27	$7,061,655
560,000	g	Hospital for Special Surgery		3.500	01/01/23	564,670
1,880,000	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	2.602	09/15/30	1,881,515
5,172,000		Iraq Government AID Bond		2.149	01/18/22	5,081,247
2,111,110	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	2.880	08/19/23	2,108,232
2,638,886	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	3.064	09/22/23	2,631,959
6,184,138		Lulwa Ltd		1.888	02/15/25	6,017,067
2,194,195		Lulwa Ltd		1.831	03/26/25	2,128,662
4,803,548		Mexican Aircraft Finance IV LLC		2.537	07/13/25	4,763,927
7,462,125		Mexican Aircraft Finance V LLC		2.329	01/14/27	7,331,052
2,370,000		Montefiore Medical Center		2.152	10/20/26	2,290,044
6,081,827		MSN 41079 and 41084 Ltd		1.717	07/13/24	5,905,206
1,697,939		MSN 41079 and 41084 Ltd		1.631	12/14/24	1,640,210
13,360,000		NCUA Guaranteed Notes		3.000	06/12/19	13,377,502
13,193,000	†	NCUA Guaranteed Notes		3.450	06/12/21	13,436,015
2,465,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	2,418,538
2,000,000	j	Overseas Private Investment Corp (OPIC)		0.000	07/23/19	2,027,384
3,150,000	j	OPIC		0.000	09/30/19	3,202,709
3,400,000	j	OPIC		0.000	11/15/19	3,416,305
830,516	j	OPIC		0.000	11/15/19	908,096
2,500,000	j	OPIC		0.000	01/26/21	2,514,533
7,500,000	j	OPIC		0.000	01/26/21	7,629,014
3,881,000	j	OPIC		0.000	07/17/21	3,918,315
1,951,017		OPIC		2.290	09/15/26	1,907,418
1,819,114		OPIC		2.040	12/15/26	1,771,947
3,010,142		OPIC		2.740	09/15/29	2,956,721
5,201,526		OPIC		3.220	09/15/29	5,249,141
963,246		OPIC		3.280	09/15/29	974,912
744,000		OPIC		4.140	05/15/30	776,841
169,119		OPIC		3.540	06/15/30	173,753
179,104		OPIC		3.370	12/15/30	182,386
9,821,429		OPIC		3.520	09/20/32	10,071,321
427,821		OPIC		3.820	12/20/32	443,467
213,910		OPIC		3.938	12/20/32	223,561
930,311		OPIC		3.330	05/15/33	931,916
901,766		OPIC		3.160	06/01/33	891,747
1,146,187		OPIC		2.810	07/31/33	1,106,136
916,949		OPIC		2.940	07/31/33	893,313
1,375,416		OPIC		3.250	07/31/33	1,370,022
3,750,000		OPIC		3.480	06/15/35	3,800,736
4,450,000		OPIC		3.590	06/15/35	4,550,837
4,210,549		Penta Aircraft Leasing LLC		1.691	04/29/25	4,067,896
1,418,614		Phoenix LLC		1.607	07/03/24	1,374,881
3,863,634	i	Pluto Aircraft Leasing LLC	LIBOR 3 M + 0.210%	2.799	02/07/23	3,861,284
2,022,825		Portmarnock Leasing LLC		1.741	10/22/24	1,963,331
2,000,000		Private Export Funding Corp (PEFCO)		2.300	09/15/20	1,984,482
7,500,000	g	Private Export Funding Corp (PEFCO)		3.266	11/08/21	7,595,865
1,000,000		PEFCO		3.550	01/15/24	1,039,895
1,000,000		PEFCO		3.250	06/15/25	1,020,430
4,794,007		Rimon LLC		2.623	06/25/26	4,768,545
6,438,184		Safina Ltd		1.550	01/15/22	6,321,521
3,626,755		Safina Ltd		2.000	12/30/23	3,557,006
275

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,949,360		Sandalwood LLC		2.897%	07/10/25	$5,969,195
4,253,856		Sandalwood LLC		2.821	02/12/26	4,261,787
7,678,409		Santa Rosa Leasing LLC		1.472	11/03/24	7,391,258
2,669,787		Tagua Leasing LLC		1.900	07/12/24	2,607,181
3,788,471		Tagua Leasing LLC		1.732	09/18/24	3,675,592
3,901,273		Tagua Leasing LLC		1.581	11/16/24	3,766,323
1,354,000		Ukraine Government AID Bonds		1.844	05/16/19	1,350,328
2,700,000		Ukraine Government AID Bonds		1.847	05/29/20	2,671,283
11,750,000		Ukraine Government AID Bonds		1.471	09/29/21	11,368,301
3,033,334		Ulani MSN 35940 LLC		2.227	05/16/25	2,981,387
4,231,305		Ulani MSN 37894		2.184	12/20/24	4,158,036
4,488,127		Union 11 Leasing LLC		2.405	01/23/24	4,448,041
1,977,530		Union 12 Leasing LLC		2.164	02/17/24	1,947,754
700,398		Union 13 Leasing LLC		1.870	06/28/24	682,960
2,734,594		Union 16 Leasing LLC		1.863	01/22/25	2,660,199
200,000		UNM Sandoval Regional Medical Center		4.500	07/20/36	204,478
510,000		US Department of Housing and Urban Development (HUD)		2.050	08/01/19	507,810
416,000		HUD		4.870	08/01/19	421,046
989,000		HUD		5.450	08/01/19	991,339
3,663,000		HUD		1.980	08/01/20	3,625,059
410,000		HUD		2.450	08/01/20	408,519
150,000		HUD		3.430	08/01/20	151,966
1,361,000		HUD		2.450	08/01/22	1,354,663
2,000,000		HUD		2.800	08/01/23	2,013,612
500,000		HUD		2.910	08/01/23	500,608
1,719,000		HUD		5.380	08/01/27	1,747,738
1,978,344		VCA Lease LLC		1.859	03/08/25	1,921,746
6,000,736		VCH Lease S.A.		1.736	05/15/25	5,802,858
1,458,333		VCM Lease S.A.		2.516	09/28/27	1,436,461
857,000		Vessel Management Services, Inc		3.432	08/15/36	836,923
301,000		Vessel Management Services, Inc		3.477	01/16/37	295,150
1,591,309	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	3.252	06/26/24	1,596,358
2,665,336		Windermere Aviation LLC		2.351	05/27/26	2,623,705
3,888,947		Zarapito Leasing LLC		2.628	11/12/26	3,864,541
		TOTAL AGENCY SECURITIES				339,433,078

FOREIGN GOVERNMENT BONDS - 5.4%
1,000,000		African Development Bank		2.375	09/23/21	993,460
1,000,000		Asian Development Bank		1.875	08/10/22	974,085
1,000,000		Asian Development Bank		2.125	03/19/25	964,794
2,000,000		Asian Development Bank		1.750	08/14/26	1,859,839
11,000,000		Asian Development Bank		3.125	09/26/28	11,245,428
6,000,000	g	Bank Nederlandse Gemeenten NV		2.125	12/14/20	5,937,244
133,052	g	Carpintero Finance Ltd		2.004	09/18/24	130,102
5,000,000	g	CPPIB Capital, Inc		2.750	11/02/27	4,874,814
5,000,000		European Bank for Reconstruction & Development		0.875	07/22/19	4,953,945
2,225,000		European Investment Bank		2.000	03/15/21	2,197,489
1,250,000		European Investment Bank		2.375	05/24/27	1,201,052
2,000,000	g	European Stability Mechanism		2.125	11/03/22	1,954,688
1,000,000		Export Development Canada		1.625	12/03/19	991,114
5,000,000		Export Development Canada		2.000	11/30/20	4,940,897
276

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$5,000,000	i	Inter-American Development Bank	LIBOR 3 M + 0.010%	2.446%	01/15/22	$4,998,621
4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	4,892,396
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,570,163
6,000,000	g	International Development Association		2.750	04/24/23	6,022,956
5,000,000		International Finance Corp		1.750	03/30/20	4,944,674
5,000,000		International Finance Corp		1.546	11/04/21	4,826,810
2,500,000		International Finance Corp		2.125	04/07/26	2,398,319
5,000,000	i	Japan Bank for International Cooperation	LIBOR 3 M + 0.480%	3.218	06/01/20	5,025,239
2,500,000		Japan Bank for International Cooperation		1.875	04/20/21	2,448,634
3,000,000	g	Japan Finance Organization for Municipalities		2.125	04/13/21	2,944,243
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,404,060
1,000,000		KfW		1.750	10/15/19	993,123
2,000,000	g	Kommunalbanken AS.		2.125	02/11/25	1,922,118
4,000,000	g	Kommuninvest I Sverige AB		1.500	04/23/19	3,987,896
5,000,000	i	Korea Development Bank	LIBOR 3 M + 0.725%	3.139	07/06/22	5,000,850
5,000,000		Kreditanstalt fuer Wiederaufbau		2.000	11/30/21	4,914,560
2,875,000	g	Nacional Financiera SNC		3.375	11/05/20	2,842,656
1,000,000	g	Nederlandse Waterschapsbank NV		2.125	11/15/21	979,485
6,750,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	6,835,995
6,000,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	5,787,648
4,625,000		North American Development Bank		4.375	02/11/20	4,697,571
9,750,000		North American Development Bank		2.400	10/26/22	9,531,941
5,650,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,525,700
500,000		Province of Manitoba Canada		3.050	05/14/24	502,419
5,000,000		Province of Quebec Canada		2.750	04/12/27	4,864,816
3,500,000		Seychelles International Bond		6.500	10/11/28	3,630,410
		TOTAL FOREIGN GOVERNMENT BONDS				149,712,254

MORTGAGE BACKED - 8.7%
875,000		Federal Home Loan Mortgage Corp (FHLMC)		3.000	10/15/33	857,170
1,603,092		FHLMC		3.500	08/15/43	1,634,568
1,301,856		FHLMC		3.000	03/15/44	1,288,888
1,833,637		FHLMC		3.500	09/15/44	1,855,482
2,032,475	i	FHLMC		5.992	06/15/48	2,226,794
1,905,379	i	FHLMC		5.912	10/15/48	2,064,536
544,762		Federal Home Loan Mortgage Corp Gold (FGLMC)		3.500	03/01/27	551,515
203,661		FGLMC		5.000	06/01/36	216,145
1,860,322		FGLMC		5.000	08/01/44	1,968,210
313,805		FGLMC		3.500	04/01/45	315,315
1,819,854		FGLMC		3.500	10/01/45	1,828,191
1,630,191		FGLMC		4.000	12/01/45	1,673,876
3,895,054		FGLMC		3.500	08/01/46	3,917,733
3,642,858		FGLMC		3.000	01/01/47	3,552,377
7,647,817		FGLMC		3.000	02/01/47	7,460,805
398,776		FGLMC		4.500	06/01/47	421,013
621,036		FGLMC		4.000	09/01/47	637,271
21,079,257		FGLMC		3.500	03/01/48	21,143,255
2,587,621		FGLMC		4.000	03/01/48	2,654,838
979,586		FGLMC		4.000	07/01/48	1,004,953
4,377,844		FGLMC		4.500	08/01/48	4,585,453
277

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		Federal National Mortgage Association (FNMA)	1.625%	01/21/20	$2,969,748
112,670		FNMA	3.500	11/01/25	114,261
1,473,322		FNMA	3.500	02/01/32	1,492,329
794,064		FNMA	3.500	05/01/32	806,377
1,600,914		FNMA	3.500	07/01/32	1,621,536
2,368,637		FNMA	3.000	11/01/32	2,364,714
216,456		FNMA	5.500	11/01/38	230,423
961,846		FNMA	5.000	09/01/40	1,021,259
852,505		FNMA	5.000	04/01/41	909,132
49,292		FNMA	4.500	06/01/42	51,561
1,102,106		FNMA	3.000	04/25/43	1,091,332
105,861		FNMA	4.500	06/01/44	110,669
601,464		FNMA	4.500	06/01/44	628,781
285,736		FNMA	4.500	08/01/44	298,757
547,078		FNMA	4.500	11/01/44	572,194
451,782		FNMA	3.000	02/25/45	451,405
847,470		FNMA	3.000	02/25/45	846,787
637,086		FNMA	4.500	03/01/45	666,067
878,056		FNMA	3.000	03/25/45	875,402
3,326,752		FNMA	3.500	04/25/45	3,379,781
4,680,756		FNMA	3.000	12/25/45	4,640,162
1,567,066		FNMA	3.500	01/01/46	1,573,913
334,885		FNMA	4.000	01/01/46	344,262
2,419,915		FNMA	3.500	06/01/46	2,429,820
12,088,802		FNMA	3.000	11/01/46	11,803,299
2,656,950		FNMA	3.500	12/01/46	2,663,436
12,697,829		FNMA	3.500	01/01/47	12,711,206
601,003		FNMA	3.000	02/01/47	586,802
2,540,810		FNMA	3.500	11/01/47	2,542,319
1,161,238		FNMA	3.500	12/01/47	1,161,684
2,512,770		FNMA	4.500	01/01/48	2,633,635
486,715		FNMA	4.500	02/01/48	510,101
4,884,303		FNMA	3.000	02/25/48	4,836,551
1,378,854		FNMA	4.000	03/01/48	1,415,012
2,097,429		FNMA	4.500	03/01/48	2,198,204
22,501,866		FNMA	4.000	04/01/48	23,027,794
1,813,295		FNMA	4.500	05/01/48	1,900,423
1,372,684		FNMA	4.500	05/01/48	1,439,917
14,312,425		FNMA	4.000	06/01/48	14,597,522
2,973,923		FNMA	4.000	07/01/48	3,033,163
620,596		FNMA	5.000	08/01/48	662,803
17,629,489		FNMA	4.500	12/01/48	18,266,358
89,628		FNMA	5.000	12/01/48	94,019
2,000,000	h	FNMA	4.000	01/25/49	2,039,416
766,673		Government National Mortgage Association (GNMA)	2.690	06/15/33	727,692
66,351		GNMA	5.000	10/20/39	70,596
69,373		GNMA	5.000	06/20/42	73,213
1,936,330		GNMA	4.000	06/20/46	309,887
7,510,102		GNMA	3.000	12/20/47	7,391,185
10,886,300		GNMA	3.500	12/20/47	10,965,620
4,334,264		GNMA	3.000	01/20/48	4,265,637
11,822,130		GNMA	3.500	01/20/48	11,908,269
4,575,000		GNMA	4.000	12/20/48	4,667,386
		TOTAL MORTGAGE BACKED			239,852,209
278

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MUNICIPAL BONDS - 11.2%
$2,070,000		American Municipal Power, Inc	5.514%	02/15/21	$2,128,498
3,000,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,045,540
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,995,640
420,000		California Earthquake Authority	2.805	07/01/19	419,504
2,000,000		California Housing Finance Agency	2.966	08/01/22	1,991,880
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	252,600
495,000	g	California Pollution Control Financing Authority	5.000	07/01/37	498,237
5,430,000	g	California Pollution Control Financing Authority	5.000	11/21/45	5,492,173
500,000		Chelan County Public Utility District No	3.603	07/01/21	509,145
5,000,000		Chicago Board of Education	5.000	12/01/20	5,145,750
10,000,000		Chicago Housing Authority	4.361	01/01/38	10,178,800
5,360,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,443,310
1,000,000		Chicago Park District	4.095	01/01/26	1,027,360
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	620,888
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,327,469
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	731,342
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,322,188
3,000,000		City & County Honolulu HI Wastewater System Revenue	2.780	07/01/21	3,004,440
3,500,000		City & County Honolulu HI Wastewater System Revenue	3.200	07/01/26	3,519,180
1,580,000		City & County of Honolulu HI	1.506	10/01/20	1,547,705
950,000		City & County of Honolulu HI	2.141	10/01/23	922,175
1,000,000		City & County of Honolulu HI	2.368	10/01/24	972,600
5,730,000		City & County of Honolulu HI	3.944	09/01/34	5,785,696
935,000		City & County of San Francisco CA	3.700	04/01/34	889,166
440,000		City & County of San Francisco CA	3.750	04/01/35	418,532
1,655,000		City & County of San Francisco CA	3.750	09/01/37	1,623,025
5,835,000		City & County of San Francisco CA	3.900	04/01/42	5,786,219
5,000,000		City & County of San Francisco CA	4.000	09/01/48	4,926,100
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,979,810
3,000,000		City of Chicago IL	7.750	01/01/42	3,211,680
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	1,991,140
2,000,000		City of Florence SC	4.250	12/01/34	2,023,080
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	249,235
5,000,000		City of Los Angeles CA	3.320	09/01/24	5,068,100
5,000,000		City of Los Angeles CA	3.450	09/01/25	5,072,800
4,000,000		City of Los Angeles CA	3.500	09/01/37	3,760,000
9,060,000		City of Los Angeles CA	3.880	09/01/38	8,944,213
5,000,000		City of New York NY	3.250	12/01/23	5,072,750
3,075,000		City of Norfolk VA	3.000	10/01/35	2,696,990
2,000,000		City of San Angelo TX Water & Sewer Revenue	4.401	02/15/46	2,056,800
3,955,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.400	11/01/22	3,877,996
5,000,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	5,028,650
1,140,000		City of San Juan Capistrano CA	4.090	08/01/36	1,157,875
279

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$885,000		City of San Juan Capistrano CA		4.190%	08/01/40	$901,673
345,000		Commonwealth Financing Authority		2.428	06/01/20	341,133
355,000		Commonwealth Financing Authority		2.675	06/01/21	351,020
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	2,692,271
5,000,000		County of Alameda CA		3.820	08/01/38	4,985,850
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,461,870
1,085,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	1,199,902
2,940,000		Erie Sewer Authority		4.663	12/01/32	3,058,188
1,125,000		Erie Sewer Authority		4.713	12/01/33	1,168,931
3,315,000		Erie Sewer Authority		4.743	12/01/34	3,443,954
1,550,000	g	Finance Authority of Maine		5.375	12/15/33	1,575,653
2,250,000		Florida Department of Environmental Protection		5.456	07/01/19	2,277,743
3,000,000		Florida State Board of Administration Finance Corp		2.163	07/01/19	2,991,300
500,000	j	Garden State Preservation Trust		0.000	11/01/22	456,190
1,790,000		Honolulu City & County Board of Water Supply		3.760	07/01/30	1,812,160
3,000,000		Imperial Irrigation District Electric System Revenue		4.500	11/01/40	3,197,280
2,000,000		Kern County Water Agency Improvement District No 4		4.276	05/01/36	2,071,680
1,000,000		Lavaca-Navidad River Authority		4.430	08/01/35	1,023,660
3,720,000		Maryland Community Development Administration Housing Revenue		3.797	03/01/39	3,508,667
3,000,000		Massachusetts St. Water Pollution Abatement		5.192	08/01/40	3,326,250
3,025,000		Metropolitan Council		1.550	09/01/19	3,001,163
500,000		Michigan Finance Authority		5.000	07/01/22	541,925
2,115,000		New York State Environmental Facilities Corp		3.420	07/15/26	2,166,014
7,500,000		New York Transportation Development Corp		5.000	01/01/26	8,430,000
1,500,000	g	Ohio Air Quality Development Authority		4.250	01/15/38	1,488,375
1,500,000	g	Ohio Air Quality Development Authority		4.500	01/15/48	1,508,835
5,080,000		Ohio State Water Development Authority		4.879	12/01/34	5,580,685
250,000		Oklahoma Water Resources Board		3.071	04/01/22	252,540
5,000,000	g	Oregon State Business Development Commission		6.500	04/01/31	4,937,200
2,000,000		Oregon State Business Development Commission		11.500	04/01/31	2,104,140
5,000,000		Palm Beach County Solid Waste Authority		2.436	10/01/23	4,909,900
2,225,000		Pend Oreille County Public Utility District No Box Canyon		5.000	01/01/30	2,268,855
3,350,000		Sacramento Area Flood Control Agency		2.224	10/01/20	3,309,298
440,000		San Francisco City & County Redevelopment Agency		3.113	08/01/22	440,981
1,000,000		San Francisco City & County Redevelopment Agency		3.533	08/01/25	1,011,790
1,000,000		San Francisco City & County Redevelopment Agency		4.375	08/01/44	1,008,450
1,900,000		Santa Cruz County Capital Financing Authority		3.375	06/01/31	1,852,329
1,465,000		Santa Cruz County Capital Financing Authority		3.625	06/01/35	1,423,394
2,000,000		South Dakota Conservancy District		1.898	08/01/19	1,990,800
1,000,000		South Dakota Conservancy District		1.920	08/01/19	995,530
1,000,000		South Davis Sewer District		4.125	12/01/32	1,004,780
1,100,000		South Davis Sewer District		4.500	12/01/37	1,122,605
1,000,000		State of California		1.800	04/01/20	986,700
2,665,000		State of California		2.367	04/01/22	2,626,064
2,780,000		State of California		2.250	10/01/23	2,705,913
1,000,000		State of California		3.750	10/01/37	1,019,660
5,595,000		State of California		4.600	04/01/38	5,770,403
2,480,000		State of California		4.988	04/01/39	2,637,976
5,000,000		State of California		2.193	04/01/47	4,964,150
10,000,000	i	State of California	LIBOR 1 M + 0.780%	3.127	04/01/47	10,053,900
3,000,000		State of Illinois		5.000	02/01/19	3,006,120
1,000,000		State of Texas		1.737	08/01/22	966,820
280

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,475,000		State of Texas	2.749%	10/01/23	$2,470,001
1,000,000		State of Texas	3.576	08/01/34	992,020
1,000,000		State of Texas	3.726	08/01/43	1,000,840
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,106,350
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,603,998
1,000,000		Texas Water Development Board	3.500	10/15/37	964,150
7,500,000		Texas Water Development Board	4.190	10/15/43	7,664,325
3,000,000		Texas Water Development Board	3.700	10/15/47	2,902,440
3,000,000		Texas Water Development Board	4.648	04/15/50	3,135,270
500,000		University of California	2.676	05/15/21	498,890
1,230,000		University of Cincinnati	3.500	06/01/32	1,243,087
2,000,000		University of New Mexico	3.532	06/20/32	2,007,960
2,000,000		University of Virginia	3.570	04/01/45	1,959,800
1,500,000		Upper Santa Clara Valley Joint Powers Authority	3.750	08/01/38	1,472,955
4,400,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	4,261,972
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,086,600
655,000		Washington County Clean Water Services	4.828	10/01/22	697,097
530,000		Washington County Clean Water Services	5.078	10/01/24	583,323
2,000,000	g	Washington Economic Development Finance Authority	7.500	01/01/32	2,234,200
1,245,000		Water Works Board of the City of Birmingham	1.509	01/01/19	1,245,000
3,000,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,962,710
2,005,000		Water Works Board of the City of Birmingham	2.392	01/01/23	1,953,191
250,000		West Virginia Water Development Authority	5.000	11/01/21	269,940
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,530,465
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,012,850
		TOTAL MUNICIPAL BONDS			309,508,385

U.S. TREASURY SECURITIES - 9.9%
19,740,000		United States Treasury Bond	2.875	11/15/46	19,227,938
34,695,000		United States Treasury Bond	3.000	05/15/47	34,607,247
61,590,000		United States Treasury Bond	3.125	05/15/48	62,867,457
13,410,000		United States Treasury Bond	3.000	08/15/48	13,369,687
350,000		United States Treasury Note	2.750	11/30/20	351,520
350,000		United States Treasury Note	2.625	12/15/21	351,556
10,750,000		United States Treasury Note	2.875	10/31/23	10,928,353
7,500,000		United States Treasury Note	2.875	11/30/23	7,630,206
1,092,000		United States Treasury Note	1.875	08/31/24	1,053,866
2,387,000		United States Treasury Note	2.125	09/30/24	2,332,679
1,395,000		United States Treasury Note	2.250	10/31/24	1,371,832
2,700,000		United States Treasury Note	2.125	11/30/24	2,635,585
18,205,000		United States Treasury Note	2.875	04/30/25	18,524,892
17,040,000		United States Treasury Note	2.750	06/30/25	17,216,700
14,250,000		United States Treasury Note	2.750	08/31/25	14,394,285
9,965,000		United States Treasury Note	3.000	10/31/25	10,227,401
7,500,000		United States Treasury Note	2.875	11/30/25	7,637,979
46,924,000		United States Treasury Note	3.125	11/15/28	48,704,976
		TOTAL U.S. TREASURY SECURITIES			273,434,159
281

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
		TOTAL GOVERNMENT BONDS				$1,311,940,085
		(Cost $1,307,167,427)

STRUCTURED ASSETS - 13.1%

ASSET BACKED - 5.4%
$150,000		AmeriCredit Automobile Receivables Trust		3.340%	08/08/21	150,487
		Series - 2015 3 (Class D)
350,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 0.650%	3.156	02/28/41	340,887
		Series - 2006 A (Class M3)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	996,635
		Series - 2014 1A (Class A)
983,333	g	Capital Automotive REIT		3.870	04/15/47	983,172
		Series - 2017 1A (Class A1)
291,670	i	C-BASS Trust	LIBOR 1 M + 0.080%	2.586	07/25/36	285,963
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	2.708	04/07/52	20,044
		Series - 2007 1A (Class A2)
1,925,000	g	DB Master Finance LLC		3.980	02/20/45	1,951,834
		Series - 2015 1A (Class A2II)
990,000	g	DB Master Finance LLC		3.629	11/20/47	956,558
		Series - 2017 1A (Class A2I)
877,500	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	885,652
		Series - 2015 1A (Class A2II)
3,061,250	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	2,982,576
		Series - 2017 1A (Class A2II)
796,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	785,310
		Series - 2018 1A (Class A2I)
1,257,807	†,g	HERO Funding Trust		3.840	09/21/40	1,276,507
		Series - 2015 1A (Class A)
451,041	†,g	HERO Funding Trust		3.990	09/21/40	457,853
		Series - 2014 2A (Class A)
2,429,628	g	HERO Funding Trust		3.750	09/20/41	2,460,088
		Series - 2016 2A (Class A)
1,514,516	g	HERO Funding Trust		4.050	09/20/41	1,571,791
		Series - 2016 1A (Class A)
4,737,662	g	HERO Funding Trust		3.080	09/20/42	4,634,882
		Series - 2016 3A (Class A1)
4,671,364	g	HERO Funding Trust		3.910	09/20/42	4,704,406
		Series - 2016 3A (Class A2)
4,389,903	g	HERO Funding Trust		3.570	09/20/47	4,441,980
		Series - 2016 4A (Class A1)
3,475,334	g	HERO Funding Trust		3.710	09/20/47	3,504,967
		Series - 2017 1A (Class A1)
4,295,615	g	HERO Funding Trust		3.190	09/20/48	4,251,386
		Series - 2017 3A (Class A1)
5,976,059	g	HERO Funding Trust		3.950	09/20/48	6,100,901
		Series - 2017 3A (Class A2)
2,155,625	g	HERO Funding Trust		4.070	09/20/48	2,213,063
		Series - 2017 2A (Class A2)
9,238,610	g	HERO Funding Trust		4.670	09/20/48	9,617,226
		Series - 2018 1A (Class A2)
282

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$701,842	†,g	HERO Residual Funding		4.500%	09/21/42	$698,333
		Series - 2016 1R (Class A1)
2,800,000	g	Houston Galleria Mall Trust		3.087	03/05/37	2,713,178
		Series - 2015 HGLR (Class A1A2)
5,000,000	g,i	MAD Mortgage Trust		3.484	08/15/34	4,862,362
		Series - 2017 330M (Class C)
96,428	i	Morgan Stanley ABS Capital I, Inc Trust	LIBOR 1 M + 1.050%	3.266	12/27/33	95,946
		Series - 2004 NC1 (Class M1)
4,000,000	g,i	Morgan Stanley Capital I Trust		3.402	07/13/29	3,998,937
		Series - 2014 CPT (Class AM)
4,805,454	g	Mosaic Solar Loans LLC		3.820	06/22/43	4,834,728
		Series - 2017 2A (Class A)
1,248,703	g	MVW Owner Trust		2.420	12/20/34	1,223,622
		Series - 2017 1A (Class A)
6,457,823	g,i	Navient Student Loan Trust	LIBOR 1 M + 0.250%	2.756	06/27/67	6,444,954
		Series - 2018 4A (Class A1)
63,978	g,i	Orange Lake Timeshare Trust		3.030	07/09/29	62,994
		Series - 2014 AA (Class B)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,110,716
		Series - 2018 1 (Class A2)
1,771,941	g	Renew		3.670	09/20/52	1,782,772
		Series - 2017 1A (Class A)
4,527,455	g	Renew		3.950	09/20/53	4,601,421
		Series - 2018 1 (Class A)
106,652	g	SolarCity LMC		4.800	11/20/38	109,178
		Series - 2013 1 (Class A)
351,201	g	SolarCity LMC		4.590	04/20/44	355,695
		Series - 2014 1 (Class A)
802,291	g	SolarCity LMC		4.020	07/20/44	797,872
		Series - 2014 2 (Class A)
1,228,294	g	SolarCity LMC		4.800	09/20/48	1,252,950
		Series - 2016 A (Class A)
237,095	g	SpringCastle America Funding LLC		3.050	04/25/29	234,807
		Series - 2016 AA (Class A)
420,257	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	3.849	04/25/35	408,133
		Series - 2005 7XS (Class 2A1A)
5,000,000	g	Sunrun Athena Issuer LLC		5.310	04/30/49	5,005,284
		Series - 0 1 (Class A)
9,799,391	g	TES LLC		4.330	10/20/47	9,871,879
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,565,821
		Series - 2017 1A (Class B)
3,662,417	g	TES LLC		4.120	02/20/48	3,561,322
		Series - 2017 2A (Class A)
3,596,100	g	Tesla Auto Lease Trust		2.320	12/20/19	3,586,218
		Series - 2018 A (Class A)
7,140,000	g	Tesla Auto Lease Trust		3.710	08/20/21	7,157,223
		Series - 2018 B (Class A)
2,335,627		Toyota Auto Receivables Owner Trust		1.300	04/15/20	2,323,024
		Series - 2016 B (Class A3)
1,589,441		Toyota Auto Receivables Owner Trust		1.740	09/15/20	1,587,270
		Series - 2015 B (Class A4)
283

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$7,690,000		Toyota Auto Receivables Owner Trust		1.520%	08/16/21	$7,602,566
		Series - 2016 B (Class A4)
4,992,934	g	Vivint Colar Financing V LLC		4.730	04/30/48	5,123,535
		Series - 2018 1A (Class A)
4,802,357	g	Vivint Colar Financing V LLC		7.370	04/30/48	4,897,646
		Series - 2018 1A (Class B)
1,485,000	g	Wendys Funding LLC		3.573	03/15/48	1,423,135
		Series - 2018 1A (Class A2I)
		TOTAL ASSET BACKED				148,867,689

OTHER MORTGAGE BACKED - 7.7%
3,000,000	g,i	20 TSQ GroundCo LLC		3.100	05/15/35	2,931,016
		Series - 2018 20TS (Class B)
100,909	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	98,045
		Series - 2015 6 (Class A9)
38,162	g,i	Banc of America Commercial Mortgage Trust		5.752	02/10/51	38,674
		Series - 2007 4 (Class E)
1,431,602	i	Banc of America Commercial Mortgage Trust		6.034	02/10/51	1,444,689
		Series - 2007 5 (Class AJ)
3,000,000	†,g,i	Banc of America Commercial Mortgage Trust		6.038	02/10/51	1,123,235
		Series - 2007 5 (Class B)
5,000,000	g	BBCMS Trust		3.593	09/15/32	5,048,345
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust		3.894	09/15/32	2,510,645
		Series - 2015 MSQ (Class B)
5,000,000	g,i	BBCMS Trust		4.267	08/05/38	4,380,670
		Series - 2018 CHRS (Class E)
4,000,000	g	BWAY Mortgage Trust		2.917	01/10/35	3,876,912
		Series - 2015 1740 (Class A)
2,500,000	g	BWAY Mortgage Trust		3.342	01/10/35	2,398,149
		Series - 2015 1740 (Class C)
2,000,000	i	CD Commercial Mortgage Trust		3.879	11/10/49	1,960,414
		Series - 2016 CD2 (Class B)
4,250,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	4,163,495
		Series - 2016 CLNE (Class A)
5,250,000	g	COMM Mortgage Trust		2.681	08/10/29	5,176,749
		Series - 2016 GCT (Class A)
270,000	g	COMM Mortgage Trust		3.086	08/10/29	265,309
		Series - 2016 GCT (Class B)
5,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	4,926,500
		Series - 2017 PANW (Class C)
2,815,000	g	COMM Mortgage Trust		4.353	08/10/30	2,955,802
		Series - 2013 300P (Class A1)
3,000,000	i	COMM Mortgage Trust		5.151	03/10/47	3,031,573
		Series - 2014 UBS2 (Class C)
3,000,000	i	COMM Mortgage Trust		4.252	05/10/48	2,765,272
		Series - 2015 CR23 (Class D)
800,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	5.106	05/25/24	838,100
		Series - 2014 C02 (Class 1M2)
1,217,541	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	5.506	07/25/24	1,280,150
		Series - 2014 C03 (Class 1M2)
3,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.250%	6.756	01/25/29	3,321,857
		Series - 2016 C04 (Class 1M2)
284

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,250,000	i	Connecticut Avenue Securities	LIBOR 1 M + 4.450%	6.956%	01/25/29	$2,455,029
		Series - 2016 C05 (Class 2M2)
6,000,000	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	3.965	08/25/30	5,837,674
		Series - 2018 C02 (Class 2M2)
2,456,128	i	Connecticut Avenue Securities	LIBOR 1 M + 0.680%	3.186	10/25/30	2,449,867
		Series - 2018 C03 (Class 1M1)
1,366,137	i	Connecticut Avenue Securities	LIBOR 1 M + 0.720%	3.226	01/25/31	1,362,899
		Series - 2018 C05 (Class 1M1)
29,480	g,i	Connecticut Avenue Securities	LIBOR 1 M + 0.750%	3.256	04/25/31	29,434
		Series - 2018 R07 (Class 1M1)
142,936	i	Countrywide Home Loan Mortgage Pass Through Trust		4.275	11/20/34	145,148
		Series - 2004 HYB6 (Class A2)
5,000,000	g,i	CSAIL Commercial Mortgage Trust		3.677	06/15/37	4,972,808
		Series - 2017 C8 (Class 85BB)
5,000,000	g,i	CSMC Trust		3.728	11/10/32	5,008,906
		Series - 2017 CALI (Class B)
10,000,000	g,i	CSMC Trust		3.778	11/10/32	9,838,770
		Series - 2017 CALI (Class C)
382,618	g,i	CSMC Trust		3.500	02/25/48	369,185
		Series - 2018 J1 (Class A11)
5,000,000	i	Federal National Mortgage Association (FNMA)		2.785	02/25/27	4,826,721
		Series - 2017 M2 (Class A2)
10,000,000	i	Federal National Mortgage Association (FNMA)		3.325	06/25/28	9,946,319
		Series - 2018 M8 (Class A2)
1,647,502	g,i	Flagstar Mortgage Trust		4.000	05/25/48	1,649,194
		Series - 2018 3INV (Class A3)
387,779	g,i	Flagstar Mortgage Trust		4.000	09/25/48	383,419
		Series - 2018 5 (Class A11)
3,600,000	g	GRACE Mortgage Trust		3.369	06/10/28	3,609,253
		Series - 2014 GRCE (Class A)
1,140,200	g,i	GS Mortgage Securities Corp II		4.285	02/10/46	1,142,677
		Series - 2013 GC10 (Class C)
4,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	3.545	10/15/31	4,497,190
		Series - 2018 HART (Class A)
3,500,000	g,i	GS Mortgage Securities Trust		5.181	12/10/43	3,538,065
		Series - 2010 C2 (Class D)
519,690	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	3.090	08/19/45	514,723
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,319,257
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	4,676,861
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,365,027
		Series - 2016 10HY (Class B)
26,555	i	Impac CMB Trust	LIBOR 1 M + 0.660%	3.166	03/25/35	25,805
		Series - 2004 11 (Class 2A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		3.991	01/15/46	1,527,250
		Series - 2013 C13 (Class D)
2,235,507	i	JP Morgan Mortgage Acquisition Trust	LIBOR 1 M + 0.160%	2.666	06/25/37	2,183,387
		Series - 2007 CH5 (Class A1)
285

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$501,454	g,i	JP Morgan Mortgage Trust		3.303%	12/25/44	$500,098
		Series - 2015 1 (Class B1)
90,920	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	88,306
		Series - 2015 3 (Class A19)
431,695	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	419,281
		Series - 2017 6 (Class A13)
184,963	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	179,533
		Series - 2016 1 (Class A13)
190,237	g,i	JP Morgan Mortgage Trust		3.500	01/25/47	187,730
		Series - 2017 1 (Class A3)
1,587,549	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,568,573
		Series - 2017 2 (Class A5)
240,919	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	234,746
		Series - 2017 2 (Class A13)
405,596	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	399,987
		Series - 2018 5 (Class A5)
1,332,716	g,i	JP Morgan Mortgage Trust		3.000	12/25/48	1,295,858
		Series - 2017 6 (Class A6)
2,033,462	g,i	JP Morgan Mortgage Trust		3.500	12/25/48	2,007,885
		Series - 2018 6 (Class 1A3)
391,395	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	387,465
		Series - 2018 8 (Class A13)
432,483	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	430,636
		Series - 2018 9 (Class A13)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.478	09/15/47	1,972,830
		Series - 2014 C23 (Class C)
1,000,000	i	JPMBB Commercial Mortgage Securities Trust		4.343	02/15/48	969,968
		Series - 2015 C27 (Class C)
451,951	i	ML-CFC Commercial Mortgage Trust		5.526	03/12/51	452,927
		Series - 2007 6 (Class AM)
5,000,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		4.757	11/15/46	5,219,049
		Series - 2013 C13 (Class B)
1,950,273	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.750	12/15/46	1,997,111
		Series - 2014 C19 (Class LNC3)
5,000,000	g	Morgan Stanley Capital I Trust		3.350	07/13/29	5,012,937
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust		3.446	07/13/29	1,085,652
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust		2.695	01/11/32	4,961,770
		Series - 2013 WLSR (Class A)
1,522,415	i	Morgan Stanley Capital I Trust		6.153	12/12/49	1,151,906
		Series - 2007 IQ16 (Class AJFX)
2,500,000	g,i	MSDB Trust		3.316	07/11/39	2,434,635
		Series - 2017 712F (Class A)
3,600,000	g,i	MSDB Trust		3.453	07/11/39	3,468,660
		Series - 2017 712F (Class B)
10,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 0.784%	3.239	07/15/33	9,916,918
		Series - 2018 850T (Class A)
3,000,000	g	OBP Depositor LLC Trust		4.646	07/15/45	3,050,399
		Series - 2010 OBP (Class A)
290,133	g,i	Sequoia Mortgage Trust		3.500	06/25/46	282,699
		Series - 2016 1 (Class A19)
286

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$374,098	g,i	Sequoia Mortgage Trust		3.500%	11/25/46	$369,206
		Series - 2016 3 (Class A10)
1,622,384	g,i	Sequoia Mortgage Trust		3.500	04/25/47	1,612,639
		Series - 2017 3 (Class A4)
4,162,012	g,i	Sequoia Mortgage Trust		3.000	08/25/47	4,063,412
		Series - 2017 5 (Class A5)
2,777,526	g,i	Sequoia Mortgage Trust		3.500	05/25/48	2,754,812
		Series - 2018 5 (Class A4)
320,798	g,i	Sequoia Mortgage Trust		4.000	06/25/48	321,424
		Series - 2018 CH2 (Class A21)
371,620	g,i	Sequoia Mortgage Trust		4.000	07/25/48	373,669
		Series - 2018 6 (Class A4)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.350%	3.856	03/25/29	1,758,736
		Series - 2016 HQA3 (Class M2)
2,359,199	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	3.256	03/25/30	2,352,027
		Series - 2017 DNA3 (Class M1)
8,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.800%	4.306	07/25/30	7,683,509
		Series - 2018 DNA1 (Class M2)
361,638	g,i	Structured Agency Credit Risk Debt Note (STACR)		3.819	05/25/48	360,094
		Series - 2018 SPI2 (Class M1)
804,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		4.167	08/25/48	806,045
		Series - 2018 SPI3 (Class M1)
5,000,000	g,i	VMC Finance LLC	LIBOR 1 M + 0.920%	3.390	10/15/35	4,987,886
		Series - 2018 FL2 (Class A)
336,674	i	Wachovia Bank Commercial Mortgage Trust		6.141	05/15/46	338,666
		Series - 2007 C34 (Class AJ)
2,153,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	2,170,044
		Series - 2007 C34 (Class C)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust		6.216	05/15/46	1,006,917
		Series - 2007 C34 (Class B)
2,384,270	i	Wachovia Bank Commercial Mortgage Trust		5.748	04/15/47	2,382,295
		Series - 2007 C31 (Class F)
136,217	i	Wachovia Bank Commercial Mortgage Trust		5.861	06/15/49	137,445
		Series - 2007 C32 (Class AJ)
350,000	g,i	WFRBS Commercial Mortgage Trust		5.174	02/15/44	359,528
		Series - 2011 C2 (Class B)
650,000	i	WFRBS Commercial Mortgage Trust		4.706	12/15/46	665,845
		Series - 2013 C18 (Class C)
		TOTAL OTHER MORTGAGE BACKED				215,392,227

		TOTAL STRUCTURED ASSETS				364,259,916
		(Cost $368,799,225)

		TOTAL BONDS				2,691,635,816
		(Cost $2,714,021,779)
287

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250	M&T Bank Corp			$253,123

PRINCIPAL	ISSUER
	TOTAL BANKS			253,123
	TOTAL PREFERRED STOCKS			253,123
	(Cost $255,625)

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.6%
$15,460,000	Federal Home Loan Bank (FHLB)	2.150%	01/02/19	15,460,000
	TOTAL GOVERNMENT AGENCY DEBT			15,460,000

TREASURY DEBT - 0.6%
13,980,000	United States Treasury Bill	2.287	01/10/19	13,972,898
2,680,000	United States Treasury Bill	2.252	01/15/19	2,677,767
	TOTAL TREASURY DEBT			16,650,665

	TOTAL SHORT-TERM INVESTMENTS			32,110,665
	(Cost $32,108,742)

	TOTAL INVESTMENTS - 99.2%			2,752,213,977
	(Cost $2,776,035,852)
	OTHER ASSETS & LIABILITIES, NET - 0.8%			22,111,402
	NET ASSETS - 100.0%			$2,774,325,379

Abbreviation(s):
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2018, the aggregate value of these securities was $587,219,633 or 21.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
288

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2018

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.8%

GOVERNMENT AGENCY DEBT - 61.2%
$5,125,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	01/02/19	$5,124,684
1,500,000	FAMC	0.010	01/04/19	1,499,712
4,000,000	FAMC	0.010	01/25/19	3,993,867
3,500,000	FAMC	0.010	02/11/19	3,490,633
2,000,000	Federal Farm Credit Bank (FFCB)	0.010	01/07/19	1,999,287
4,280,000	FFCB	0.010	01/11/19	4,277,444
5,250,000	FFCB	0.010	01/16/19	5,245,144
6,000,000	FFCB	0.010	01/17/19	5,994,053
7,000,000	FFCB	0.010	01/29/19	6,987,695
5,000,000	FFCB	0.010	02/05/19	4,988,674
4,325,000	FFCB	0.010	02/06/19	4,315,009
2,000,000	FFCB	0.010	02/08/19	1,995,334
400,000	FFCB	0.010	02/11/19	398,932
1,000,000	FFCB	0.010	02/14/19	997,189
8,000,000	FFCB	0.010	02/19/19	7,975,010
4,775,000	FFCB	0.010	02/27/19	4,758,216
2,500,000	FFCB	0.010	03/07/19	2,489,474
3,000,000	FFCB	0.010	03/18/19	2,985,117
2,250,000	FFCB	0.010	03/20/19	2,238,495
1,800,000	FFCB	0.010	03/21/19	1,790,915
2,000,000	FFCB	0.010	03/22/19	1,989,511
3,000,000	FFCB	0.010	04/05/19	2,981,043
2,000,000	FFCB	0.010	04/12/19	1,986,477
200,000	FFCB	0.010	04/16/19	198,542
4,500,000	FFCB	0.010	04/18/19	4,467,499
3,500,000	FFCB	0.010	04/22/19	3,473,452
5,000,000	FFCB	0.010	04/26/19	4,961,028
4,000,000	FFCB	0.010	05/02/19	3,967,061
2,000,000	FFCB	0.010	05/06/19	1,982,708
4,000,000	FFCB	0.010	05/08/19	3,965,004
2,900,000	FFCB	0.010	05/17/19	2,872,728
4,500,000	FFCB	0.010	05/20/19	4,457,084
5,000,000	FFCB	0.010	05/23/19	4,951,168
2,040,000	Federal Home Loan Bank (FHLB)	0.010	01/02/19	2,039,882
14,400,000	FHLB	0.010	01/04/19	14,397,279
12,125,000	FHLB	0.010	01/08/19	12,119,709
16,540,000	FHLB	0.010	01/09/19	16,531,706
1,200,000	FHLB	0.010	01/10/19	1,199,295
7,420,000	FHLB	0.010	01/11/19	7,415,364
4,900,000	FHLB	0.010	01/14/19	4,895,863
4,400,000	FHLB	0.010	01/15/19	4,396,095
5,500,000	FHLB	0.010	01/16/19	5,494,776
5,650,000	FHLB	0.010	01/22/19	5,642,581
4,000,000	FHLB	0.010	01/23/19	3,994,380
6,500,000	FHLB	0.010	01/25/19	6,490,020
289

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$13,330,000	FHLB	0.010%	01/28/19	$13,306,895
10,400,000	FHLB	0.010	01/29/19	10,381,002
14,025,000	FHLB	0.010	01/30/19	13,998,954
5,700,000	FHLB	0.010	01/31/19	5,688,909
12,000,000	FHLB	0.010	02/01/19	11,975,725
3,000,000	FHLB	0.010	02/04/19	2,993,398
2,000,000	FHLB	0.010	02/05/19	1,995,353
7,000,000	FHLB	0.010	02/06/19	6,983,645
18,425,000	FHLB	0.010	02/11/19	18,375,092
8,400,000	FHLB	0.010	02/12/19	8,377,227
7,544,000	FHLB	0.010	02/13/19	7,522,632
5,000,000	FHLB	0.010	02/14/19	4,985,333
5,000,000	FHLB	0.010	02/15/19	4,985,250
4,500,000	FHLB	0.010	02/19/19	4,485,606
15,175,000	FHLB	0.010	02/20/19	15,125,704
10,600,000	FHLB	0.010	02/22/19	10,563,752
8,000,000	FHLB	0.010	02/25/19	7,971,224
5,000,000	FHLB	0.010	02/26/19	4,981,644
2,280,000	FHLB	0.010	02/27/19	2,271,986
6,476,000	FHLB	0.010	03/01/19	6,450,937
13,100,000	FHLB	0.010	03/05/19	13,045,307
10,600,000	FHLB	0.010	03/08/19	10,553,870
23,700,000	FHLB	0.010	03/11/19	23,591,108
10,530,000	FHLB	0.010	03/12/19	10,481,113
9,925,000	FHLB	0.010	03/13/19	9,877,779
7,000,000	FHLB	0.010	03/15/19	6,965,842
13,661,000	FHLB	0.010	03/18/19	13,591,967
8,510,000	FHLB	0.010	03/19/19	8,466,310
4,500,000	FHLB	0.010	03/20/19	4,476,405
500,000	FHLB	0.010	03/26/19	497,165
1,000,000	FHLB	0.010	04/02/19	993,858
2,575,000	FHLB	0.010	04/08/19	2,558,106
10,114,000	FHLB	0.010	04/10/19	10,046,970
2,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	01/02/19	1,999,884
1,050,000	FHLMC	0.010	01/03/19	1,049,869
10,000,000	FHLMC	0.010	01/07/19	9,996,383
5,000,000	FHLMC	0.010	01/08/19	4,997,890
1,000,000	FHLMC	0.010	01/09/19	999,511
6,000,000	FHLMC	0.010	01/18/19	5,993,570
6,875,000	FHLMC	0.010	01/22/19	6,866,012
1,970,000	FHLMC	0.010	01/23/19	1,967,303
3,335,000	FHLMC	0.010	01/28/19	3,329,322
3,270,000	FHLMC	0.010	02/04/19	3,262,990
5,000,000	FHLMC	0.010	02/05/19	4,988,965
10,000,000	FHLMC	0.010	02/08/19	9,976,039
6,365,000	FHLMC	0.010	02/13/19	6,347,134
6,000,000	FHLMC	0.010	02/25/19	5,978,550
8,605,000	FHLMC	0.010	02/26/19	8,573,577
3,000,000	FHLMC	0.010	02/27/19	2,988,885
12,000,000	FHLMC	0.010	03/04/19	11,950,951
13,000,000	FHLMC	0.010	03/11/19	12,940,200
10,000,000	FHLMC	0.010	03/20/19	9,948,433
10,000,000	FHLMC	0.010	03/22/19	9,947,445
4,000,000	Federal National Mortgage Association (FNMA)	0.010	01/02/19	3,999,755
290

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	FNMA	0.010%	01/03/19	$1,499,816
2,000,000	FNMA	0.010	01/04/19	1,999,632
2,000,000	FNMA	0.010	01/07/19	1,999,260
3,000,000	FNMA	0.010	01/08/19	2,998,705
3,000,000	FNMA	0.010	01/11/19	2,998,150
9,320,000	FNMA	0.010	01/14/19	9,312,477
5,000,000	FNMA	0.010	01/16/19	4,995,258
2,000,000	FNMA	0.010	01/22/19	1,997,363
8,240,000	FNMA	0.010	01/23/19	8,228,444
2,000,000	FNMA	0.010	01/28/19	1,996,603
3,000,000	FNMA	0.010	01/30/19	2,994,442
6,000,000	FNMA	0.010	02/01/19	5,988,315
5,000,000	FNMA	0.010	02/04/19	4,989,186
3,150,000	FNMA	0.010	02/05/19	3,143,018
3,000,000	FNMA	0.010	02/06/19	2,992,980
7,675,000	FNMA	0.010	02/08/19	7,656,340
6,925,000	FNMA	0.010	02/11/19	6,906,809
3,950,000	FNMA	0.010	02/12/19	3,939,401
2,425,000	FNMA	0.010	02/13/19	2,418,164
4,000,000	FNMA	0.010	02/14/19	3,988,682
7,000,000	FNMA	0.010	02/15/19	6,979,894
3,000,000	FNMA	0.010	02/19/19	2,990,629
3,000,000	FNMA	0.010	02/27/19	2,988,766
5,000,000	FNMA	0.010	03/01/19	4,980,989
14,000,000	FNMA	0.010	03/06/19	13,941,116
4,000,000	FNMA	0.010	03/08/19	3,982,950
3,830,000	FNMA	0.010	03/13/19	3,811,848
3,000,000	Tennessee Valley Authority (TVA)	0.010	01/15/19	2,997,270
	TOTAL GOVERNMENT AGENCY DEBT			732,800,382

TREASURY DEBT - 20.8%
15,000,000	United States Treasury Bill	0.010	01/03/19	14,998,195
15,050,000	United States Treasury Bill	0.010	01/10/19	15,041,828
9,390,000	United States Treasury Bill	0.010	01/17/19	9,380,803
15,490,000	United States Treasury Bill	0.010	01/24/19	15,467,945
13,000,000	United States Treasury Bill	0.010	01/29/19	12,976,383
13,000,000	United States Treasury Bill	0.010	01/31/19	12,974,894
2,600,000	United States Treasury Bill	0.010	02/05/19	2,594,186
16,910,000	United States Treasury Bill	0.010	02/07/19	16,870,776
12,000,000	United States Treasury Bill	0.010	02/12/19	11,967,081
13,000,000	United States Treasury Bill	0.010	02/14/19	12,964,112
26,210,000	United States Treasury Bill	0.010	02/21/19	26,124,679
10,000,000	United States Treasury Bill	0.010	02/28/19	9,962,762
12,100,000	United States Treasury Bill	0.010	03/07/19	12,049,030
13,000,000	United States Treasury Bill	0.010	03/14/19	12,939,264
8,000,000	United States Treasury Bill	0.010	03/21/19	7,958,876
9,000,000	United States Treasury Bill	0.010	03/28/19	8,949,147
12,000,000	United States Treasury Bill	0.010	04/04/19	11,926,525
8,000,000	United States Treasury Bill	0.010	04/11/19	7,946,579
5,010,000	United States Treasury Bill	0.010	04/18/19	4,974,114
8,430,000	United States Treasury Note	1.125	01/15/19	8,426,409
5,000,000	United States Treasury Note	1.250	01/31/19	4,995,815
2,620,000	United States Treasury Note	1.500	01/31/19	2,618,151
291

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE
$2,730,000		United States Treasury Note		0.750%	02/15/19	$2,724,570
2,000,000		United States Treasury Note		1.000	03/15/19	1,994,406
		TOTAL TREASURY DEBT				248,826,530

VARIABLE RATE SECURITIES - 17.8%
3,700,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 1 M - 0.075%	2.272	02/04/19	3,700,000
4,500,000	i	FAMC	LIBOR 1 M - 0.105%	2.244	03/01/19	4,500,000
3,000,000	i	FAMC	EFFR + 0.010%	2.410	04/01/19	3,000,000
4,500,000	i	FAMC	LIBOR 3 M - 0.210%	2.435	05/20/19	4,500,000
4,000,000	i	FAMC	LIBOR 1 M - 0.050%	2.299	07/01/19	4,000,000
4,500,000	i	FAMC	EFFR + 0.150%	2.550	09/27/19	4,500,000
5,000,000	i	FAMC	LIBOR 3 M - 0.200%	2.567	11/01/19	5,000,000
5,000,000	i	FAMC	EFFR + 0.120%	2.520	02/26/20	5,000,000
4,500,000	i	Federal Farm Credit Bank (FFCB)	FRED - 3.020%	2.480	01/14/19	4,500,177
4,500,000	i	FFCB	LIBOR 3 M - 0.160%	2.276	01/15/19	4,500,000
4,500,000	i	FFCB	LIBOR 1 M - 0.110%	2.396	01/25/19	4,500,015
4,000,000	i	FFCB	FRED - 3.020%	2.480	03/27/19	4,001,031
4,500,000	i	FFCB	LIBOR 1 M - 0.145%	2.377	03/29/19	4,499,946
2,000,000	i	FFCB	EFFR - 0.000%	2.400	04/15/19	1,999,765
5,000,000	i	FFCB	LIBOR 1 M - 0.125%	2.258	06/07/19	5,000,000
4,750,000	i	FFCB	FRED - 3.080%	2.420	06/27/19	4,750,230
5,000,000	i	FFCB	FRED - 3.080%	2.420	08/16/19	4,999,692
5,000,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	4,997,062
4,000,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	3,997,211
3,000,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.480	10/18/19	3,000,000
4,750,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	4,748,125
9,755,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.485	01/27/20	9,755,719
11,500,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	11,499,465
3,000,000	i	FFCB	FRED - 2.870%	2.630	05/29/20	3,000,000
5,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	4,999,436
4,500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.475	08/17/20	4,499,632
7,000,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.200%	2.245	01/18/19	7,000,009
5,000,000	i	FHLB	LIBOR 1 M - 0.040%	2.464	02/22/19	5,000,397
4,600,000	i	FHLB	LIBOR 3 M - 0.235%	2.504	03/06/19	4,599,615
5,000,000	i	FHLB	SOFR + 4.000%	2.500	05/15/19	5,000,000
4,500,000	i	FHLB	LIBOR 1 M - 0.070%	2.351	07/12/19	4,499,978
5,500,000	i	FHLB	SOFR + 6.000%	2.520	09/10/19	5,500,000
4,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 2.500%	2.485	05/08/19	4,500,000
7,000,000	i	FHLMC	SOFR + 3.000%	2.490	06/19/19	7,000,000
3,000,000	i	FHLMC	LIBOR 3 M - 0.165%	2.243	07/05/19	3,000,730
11,250,000	i	FHLMC	LIBOR 1 M - 0.100%	2.287	08/08/19	11,250,039
5,000,000	i	FHLMC	LIBOR 3 M - 0.225%	2.466	08/27/19	5,000,000
4,800,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M - 0.000%	2.506	02/28/19	4,801,149
4,500,000	i	FNMA	SOFR + 7.000%	2.530	10/30/19	4,500,000
3,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M - 0.000%	2.430	01/31/20	2,999,962
15,000,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.463	04/30/20	15,003,222
		TOTAL VARIABLE RATE SECURITIES				213,102,607
		TOTAL SHORT-TERM INVESTMENTS				1,194,729,519
		(Cost $1,194,729,519)

292

TIAA-CREF FUNDS - Money Market Fund

VALUE
TOTAL INVESTMENTS- 99.8%	$1,194,729,519
(Cost $1,194,729,519)
OTHER ASSETS & LIABILITIES, NET - 0.2%	2,182,976
NET ASSETS - 100.0%	$1,196,912,495

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
293

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, 5-15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”). The Green Bond Fund and Short Duration Impact Bond Fund commenced operations on November 16, 2018.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class, and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. Class W was made available for sale by certain Funds on September 28, 2018 pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the schedule of investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this quarterly report. This implementation did not have a material impact on the Funds’ notes disclosures. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

294

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, were implemented by the December 1, 2018 compliance date. This portion of the implementation did not have a material impact on the Funds’ financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund's portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Cross currency swap contracts: Cross currency swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Cross currency swaps are generally categorized as Level 2 of the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 of the fair value hierarchy.

295

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2018, there were no material transfers between levels by the Funds.

As of December 31, 2018, 100% of the value of investments in the 5-15 Year Laddered Tax-Exempt Bond Fund, the Green Bond Fund, the Short-Term Bond Index Fund and the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds' investments as of December 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments*	$1,946,040,968	$—	$—	$1,946,040,968
Short-term investments	—	26,801,376	—	26,801,376
Total	$1,946,040,968	$26,801,376	$—	$1,972,842,344
Bond
Bank loan obligations	$—	$90,761,167	$—	$90,761,167
Corporate bonds	—	1,852,322,683	412,055	1,852,734,738
Government bonds	—	2,239,687,771	96,031	2,239,783,802
Structured assets	—	1,260,452,478	2,368,612	1,262,821,090
Common stocks	295,534	—	—	295,534
Short-term investments	—	244,277,156	—	244,277,156
Unfunded loan commitment***	—	(2,371)	—	(2,371)
Total	$295,534	$5,687,498,884	$2,876,698	$5,690,671,116
Bond Index
Corporate bonds	$—	$2,635,778,538	$—	$2,635,778,538
Government bonds	—	7,520,572,842	—	7,520,572,842
Structured assets	—	272,163,488	69,021	272,232,509
Short-term investments	—	28,089,396	—	28,089,396
Total	$—	$10,456,604,264	$69,021	$10,456,673,285
Bond Plus
Bank loan obligations	$—	$97,525,253	$—	$97,525,253
Corporate bonds	—	1,288,157,852	2,983,350	1,291,141,202
Government bonds	—	1,709,925,615	205,781	1,710,131,396
Structured assets	—	756,819,902	4,663,608	761,483,510
Common stocks	2,524,976	—	—	2,524,976
Rights / Warrants	192,500	—	70,503	263,003
Short-term investments	—	208,442,819	—	208,442,819
Cross currency swap contracts**	—	(240,262)	—	(240,262)
Total	$2,717,476	$4,060,631,179	$7,923,242	$4,071,271,897
High-Yield
Bank loan obligations	$—	$238,942,848	$—	$238,942,848
Corporate bonds	—	3,281,722,352	29,472,755	3,311,195,107
Common stocks	64,248,691	—	—	64,248,691
Rights / Warrants	1,288,520	—	471,917	1,760,437
Short-term investments	—	50,869,975	—	50,869,975
Unfunded loan commitment***	—	(15,808)	—	(15,808)
Total	$65,537,211	$3,571,519,367	$29,944,672	$3,667,001,250
Inflation-Linked Bond
Government bonds	$—	$2,942,584,609	$—	$2,942,584,609
Short-term investments	—	28,010,000	—	28,010,000
Futures contracts**	(712,471)	—	—	(712,471)
Total	$(712,471)	$2,970,594,609	$—	$2,969,882,138
296

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Short Duration Impact Bond
Bank loan obligations	$—	$1,097,776	$—	$1,097,776
Corporate bonds	—	10,632,143	—	10,632,143
Government bonds	—	6,194,132	509,210	6,703,342
Structured assets	—	6,352,546	—	6,352,546
Short-term investments	—	289,983	—	289,983
Total	$—	$24,566,580	$509,210	$25,075,790
Short-Term Bond
Bank loan obligations	$—	$46,496,165	$—	$46,496,165
Corporate bonds	—	475,276,367	—	475,276,367
Government bonds	—	701,986,799	—	701,986,799
Structured assets	—	554,733,612	1	554,733,613
Short-term investments	—	39,120,000	—	39,120,000
Futures contracts**	(1,604,471)	—	—	(1,604,471)
Total	$(1,604,471)	$1,817,612,943	$1	$1,816,008,473
Social Choice Bond
Bank loan obligations	$—	$26,809,798	$1,404,575	$28,214,373
Corporate bonds	—	1,015,435,815	—	1,015,435,815
Government bonds	—	1,298,504,070	13,436,015	1,311,940,085
Structured assets	—	360,683,944	3,575,972	364,259,916
Preferred stocks	253,123	—	—	253,123
Short-term investments	—	32,110,665	—	32,110,665
Total	$253,123	$2,733,544,292	$18,416,562	$2,752,213,977

*	For detailed categories, see the accompanying Schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of Schedules of investments.
***	Unfunded loan commitments are not reflected in the market value of Schedules of investments.

The following table is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Short Duration Impact Bond
Balance as of March 31, 2018	$—
Purchases	509,210
Sales	—
Gains (losses)	—
Change in unrealized appreciation (depreciation)	—
Transfers out of Level 3	—
Transfers into Level 3	—
Balance as of December 31, 2018	$509,210

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Fund’s as of December 31, 2018:

Fund	Fair value as of December 31, 2018	Valuation technique	Unobservable input
Short Duration Impact Bond
Government bonds	$509,210	Broker quote	*
Total	$509,210

*	Single source broker quote.
297

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of December 31, 2018 are disclosed in the schedules of investments.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. As of December 31, 2018, there were no outstanding credit default swap contracts.

Cross currency swap contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. Cross currency swaps are usually negotiated with commercial and investment banks. At the inception date of the contract the exchange of currencies takes place at the current spot rate. At maturity, the re-exchange may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk. The cross currency swap contracts outstanding as of December 31, 2018 are disclosed in the schedules of investments.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

298

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Issue	Value at March 31, 2018	Purchases cost	Sales proceeds	Realized gain (loss)	Exchanges	Change in unrealized appreciation (depreciation)	Dividend income	Shares at December 31, 2018	Value at December 31, 2018
High-Yield Fund
Common stock
Energy
Gulfmark Offshore, Inc	$7,686,798	$—	$—	$—	$(7,519,809)	$(166,989)	$—	—	$—	**
Gulfmark Offshore, Inc (New Common)	4,719,460	—	—	—	(4,616,934)	(102,526)	—	—	—	**
	$12,406,258	$—	$—	$—	$(12,136,743)	$(269,515)	$—	—	$—

**	At December 31, 2018, the issuer was not an affiliated company of the Fund, but it was affiliated during the period.

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At December 31, 2018, the Bond Fund and the High-Yield Fund held an unfunded loan commitment with a maximum exposure of $62,240 and $402,063, respectively.

Net unrealized appreciation (depreciation): At December 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,645,299,351	$373,987,987	$(46,444,994)	$327,542,993
Bond	5,797,953,669	17,245,355	(124,525,538)	(107,280,183)
Bond Index	10,630,436,664	48,091,823	(221,855,202)	(173,763,379)
Bond Plus	4,159,706,112	18,716,433	(107,218,264)	(88,501,831)
5-15 Year Laddered Tax-Exempt Bond	248,050,155	2,379,024	(2,578,445)	(199,421)
Green Bond	25,068,921	269,182	(58,575)	210,607
High-Yield	3,928,463,480	26,528,042	(287,974,465)	(261,446,423)
Inflation-Linked Bond	3,029,684,963	12,254,149	(72,056,974)	(59,802,825)
Short Duration Impact Bond	25,100,890	90,850	(115,951)	(25,101)
Short-Term Bond	1,831,063,650	4,040,669	(19,095,846)	(15,055,177)
Short-Term Bond Index	434,833,038	910,201	(2,387,409)	(1,477,208)
Social Choice Bond	2,777,552,951	17,372,401	(42,711,374)	(25,338,973)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

299

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: February 20, 2019	By:	/s/Bradley Finkle
Bradley Finkle Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 20, 2019	By:	/s/Bradley Finkle
Bradley Finkle Principal Executive Officer and President (principal executive officer)

Dated: February 20, 2019	By:	/s/E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer